UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-04008

Fidelity Investment Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2022

Item 1.

Reports to Stockholders

Fidelity® International Small Cap Fund

Semi-Annual Report

April 30, 2022

Includes Fidelity and Fidelity Advisor share classes

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2022
Japan	18.4%
United Kingdom	13.0%
United States of America*	5.9%
Germany	5.5%
Canada	4.4%
Australia	3.4%
Taiwan	3.2%
France	3.0%
Mexico	2.9%
Other	40.3%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and include the effect of futures, if applicable.

Asset Allocation as of April 30, 2022

% of fund's net assets
Stocks	95.3
Short-Term Investments and Net Other Assets (Liabilities)	4.7

Top Ten Stocks as of April 30, 2022

% of fund's net assets
Rheinmetall AG (Germany, Aerospace & Defense)	1.5
Talanx AG (Germany, Insurance)	1.2
Renesas Electronics Corp. (Japan, Semiconductors & Semiconductor Equipment)	1.1
RHI Magnesita NV (Netherlands, Construction Materials)	0.9
Hypera SA (Brazil, Pharmaceuticals)	0.9
Tate & Lyle PLC (United Kingdom, Food Products)	0.9
Hiscox Ltd. (Bermuda, Insurance)	0.9
Open Text Corp. (Canada, Software)	0.9
Soulbrain Co. Ltd. (Korea (South), Chemicals)	0.9
International Games Systems Co. Ltd. (Taiwan, Entertainment)	0.9
10.1

Market Sectors as of April 30, 2022

% of fund's net assets
Industrials	18.3
Consumer Discretionary	17.5
Information Technology	11.3
Financials	10.2
Materials	8.4
Real Estate	7.8
Consumer Staples	7.2
Health Care	6.2
Communication Services	4.9
Energy	3.5
Utilities	0.0

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Schedule of Investments April 30, 2022 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.3%
	Shares	Value
Australia - 3.4%
Flight Centre Travel Group Ltd. (a)	185,100	$2,890,674
GUD Holdings Ltd.	2,776,586	24,940,385
Imdex Ltd.	6,534,507	11,463,738
Inghams Group Ltd.	12,649,847	27,387,975
Nanosonics Ltd. (a)	4,048,450	11,186,971
National Storage REIT unit	8,515,622	15,423,921
Servcorp Ltd. (b)	7,066,585	17,935,312
SomnoMed Ltd. (a)(b)	4,189,521	5,417,705

TOTAL AUSTRALIA		116,646,681

Austria - 1.4%
Mayr-Melnhof Karton AG	135,700	23,878,706
Wienerberger AG	805,900	22,748,815

TOTAL AUSTRIA		46,627,521

Belgium - 1.3%
Econocom Group SA	4,466,595	17,066,370
Fagron NV	1,426,200	26,752,370

TOTAL BELGIUM		43,818,740

Bermuda - 0.9%
Hiscox Ltd.	2,634,148	31,278,603
Brazil - 1.4%
Hypera SA	4,188,100	31,699,087
YDUQS Participacoes SA	5,269,200	17,180,494

TOTAL BRAZIL		48,879,581

Canada - 4.4%
CCL Industries, Inc. Class B	329,900	14,383,450
Computer Modelling Group Ltd.	2,172,763	8,067,629
ECN Capital Corp.	2,153,600	9,756,706
Genesis Land Development Corp. (a)(b)	4,033,799	8,477,996
Lassonde Industries, Inc. Class A (sub. vtg.)	161,599	17,291,401
McCoy Global, Inc. (a)(c)	1,328,570	1,013,505
North West Co., Inc. (c)	647,300	18,053,757
Open Text Corp.	750,996	30,077,254
Richelieu Hardware Ltd.	289,400	8,215,793
Total Energy Services, Inc. (a)	578,300	3,632,803
VerticalScope Holdings, Inc.	677,619	10,370,132
Western Forest Products, Inc.	12,682,775	20,337,459

TOTAL CANADA		149,677,885

Cayman Islands - 2.2%
ASM Pacific Technology Ltd.	2,372,500	23,909,545
Best Pacific International Holdings Ltd.	22,196,000	6,067,680
China Metal Recycling (Holdings) Ltd. (a)(d)	436,800	1
Impro Precision Industries Ltd. (e)	19,481,300	5,044,374
Pico Far East Holdings Ltd.	61,300,071	9,084,419
Precision Tsugami China Corp. Ltd.	9,659,453	10,950,799
Value Partners Group Ltd.	19,944,000	7,547,725
Xingda International Holdings Ltd.	75,499,631	13,536,969

TOTAL CAYMAN ISLANDS		76,141,512

China - 2.5%
Qingdao Port International Co. Ltd. (H Shares) (e)	33,596,000	16,909,369
Shenzhen YUTO Packaging Technology Co. Ltd. (A Shares)	5,651,666	21,004,158
Sinopharm Group Co. Ltd. (H Shares)	6,719,200	15,462,087
TravelSky Technology Ltd. (H Shares)	12,360,000	18,665,769
Weifu High-Technology Group Co. Ltd. (B Shares)	7,043,386	14,373,921

TOTAL CHINA		86,415,304

Denmark - 0.7%
Spar Nord Bank A/S	1,868,775	23,727,035
Finland - 2.0%
Huhtamaki Oyj (c)	567,700	21,459,214
Kamux Corp. (c)	1,784,600	18,059,902
Nanoform Finland PLC (a)	797,822	3,619,935
Rovio Entertainment OYJ (e)	2,594,169	23,729,449

TOTAL FINLAND		66,868,500

France - 3.0%
Altarea SCA (c)	119,957	18,360,281
Antin Infrastructure Partners SA	365,255	9,488,790
Elior SA (a)(e)	2,973,500	9,079,161
Lectra	361,754	14,997,432
Maisons du Monde SA (e)	1,077,507	18,376,664
Thermador Groupe SA	193,366	19,406,932
Vicat SA (c)	484,492	14,569,176

TOTAL FRANCE		104,278,436

Germany - 5.5%
DIC Asset AG	1,497,500	20,949,888
DWS Group GmbH & Co. KGaA (e)	226,600	7,457,051
JOST Werke AG (e)	425,820	16,470,459
NORMA Group AG	623,192	15,374,053
Rheinmetall AG	232,425	52,394,206
Synlab AG	977,100	14,581,706
Takkt AG	1,310,212	21,168,358
Talanx AG	934,467	38,854,844

TOTAL GERMANY		187,250,565

Greece - 0.8%
Mytilineos SA	1,472,216	27,262,301
Hong Kong - 1.5%
Chervon Holdings Ltd.	2,080,400	13,001,320
Far East Horizon Ltd.	24,669,000	20,121,983
Magnificent Hotel Investment Ltd. (a)	316,412,000	4,285,171
Sino Land Ltd.	11,344,375	14,994,799

TOTAL HONG KONG		52,403,273

Hungary - 0.2%
Richter Gedeon PLC	415,803	8,293,181
India - 2.6%
Barbeque Nation Hospitality Ltd. (a)	700,593	10,996,761
Cyient Ltd.	1,253,266	14,371,807
Embassy Office Parks (REIT)	4,940,200	24,769,259
IndusInd Bank Ltd.	1,809,700	22,863,214
Shriram Transport Finance Co. Ltd.	1,064,852	16,520,813

TOTAL INDIA		89,521,854

Indonesia - 1.0%
PT ACE Hardware Indonesia Tbk	98,215,000	7,059,211
PT Avia Avian	200,607,200	11,324,337
PT Selamat Sempurna Tbk	143,601,100	15,477,441

TOTAL INDONESIA		33,860,989

Ireland - 2.3%
Adient PLC (a)	582,400	19,883,136
Dalata Hotel Group PLC (a)	3,859,258	17,627,731
Irish Residential Properties REIT PLC	14,699,100	22,581,625
Mincon Group PLC (b)	13,529,844	17,565,371

TOTAL IRELAND		77,657,863

Italy - 1.8%
Banca Generali SpA (c)	483,500	15,985,064
BFF Bank SpA (e)	2,455,056	15,308,769
MARR SpA	985,827	15,974,892
Recordati SpA	303,811	14,640,155

TOTAL ITALY		61,908,880

Japan - 18.4%
Amano Corp.	955,050	18,385,851
Arata Corp.	678,500	18,747,001
Arcland Sakamoto Co. Ltd.	1,770,834	21,197,008
ASKUL Corp.	1,521,300	18,629,157
Capcom Co. Ltd.	800,000	21,109,695
Central Automotive Products Ltd.	376,400	6,058,710
Daiichikosho Co. Ltd.	447,500	12,205,627
DaikyoNishikawa Corp.	2,516,700	9,726,331
Dexerials Corp.	763,200	16,734,955
Dip Corp.	572,900	18,678,166
GMO Internet, Inc.	1,113,100	22,245,512
Inaba Denki Sangyo Co. Ltd.	921,400	18,070,898
Isuzu Motors Ltd.	1,832,500	21,377,548
LIXIL Group Corp.	899,400	15,818,940
Maruwa Ceramic Co. Ltd.	210,700	24,566,783
Meitec Corp.	311,200	16,518,480
Minebea Mitsumi, Inc.	1,059,500	20,327,745
Mitani Shoji Co. Ltd.	888,000	11,285,954
Nihon Parkerizing Co. Ltd.	2,168,400	15,337,416
Nishimoto Co. Ltd.	560,400	12,036,152
NSD Co. Ltd.	1,301,300	23,099,839
PALTAC Corp.	679,900	24,781,004
Park24 Co. Ltd. (a)	1,452,600	20,685,767
Persol Holdings Co. Ltd.	1,070,500	21,238,330
Renesas Electronics Corp. (a)	3,367,500	35,958,058
Roland Corp.	707,900	24,429,562
S Foods, Inc.	1,137,623	26,466,613
San-Ai Obbli Co. Ltd.	2,265,100	16,628,234
Ship Healthcare Holdings, Inc.	1,317,100	22,000,751
Sugi Holdings Co. Ltd.	378,300	16,214,121
Sumco Corp.	1,217,000	17,526,831
TIS, Inc.	1,172,000	26,322,378
TKC Corp.	286,800	7,533,382
Tsuruha Holdings, Inc.	216,100	11,044,445

TOTAL JAPAN		632,987,244

Korea (South) - 1.7%
Hyundai Fire & Marine Insurance Co. Ltd.	533,476	13,676,451
Soulbrain Co. Ltd.	154,200	29,495,874
Vitzrocell Co. Ltd. (b)	1,472,541	15,045,681

TOTAL KOREA (SOUTH)		58,218,006

Luxembourg - 0.9%
B&M European Value Retail SA	2,420,800	14,832,455
Stabilus Se	308,800	14,544,904

TOTAL LUXEMBOURG		29,377,359

Mexico - 2.9%
Bolsa Mexicana de Valores S.A.B. de CV	9,976,900	19,766,548
GCC S.A.B. de CV	2,856,200	18,891,104
Genomma Lab Internacional SA de CV	17,396,561	18,320,246
Gruma S.A.B. de CV Series B	1,988,600	23,620,746
Qualitas Controladora S.A.B. de CV	3,595,835	19,383,130

TOTAL MEXICO		99,981,774

Netherlands - 2.9%
AerCap Holdings NV (a)	414,072	19,341,303
Amsterdam Commodities NV	851,899	22,749,552
Arcadis NV	396,350	16,537,197
RHI Magnesita NV	1,109,491	33,008,437
Van Lanschot NV (Bearer)	283,041	7,370,822

TOTAL NETHERLANDS		99,007,311

New Zealand - 0.5%
EBOS Group Ltd.	594,710	16,220,899
Norway - 0.7%
Elmera Group ASA (e)	288,565	651,200
Europris ASA (e)	2,485,800	12,631,017
Selvaag Bolig ASA	2,158,000	10,195,042

TOTAL NORWAY		23,477,259

Panama - 0.5%
Intercorp Financial Services, Inc.	683,100	18,669,123
Philippines - 1.4%
Century Pacific Food, Inc.	53,034,700	22,752,847
Robinsons Land Corp.	73,007,700	26,475,656

TOTAL PHILIPPINES		49,228,503

Romania - 0.6%
Banca Transilvania SA	40,399,645	20,503,280
Singapore - 2.5%
Boustead Singapore Ltd.	13,008,812	8,967,509
HRnetgroup Ltd.	29,852,200	17,198,317
Mapletree Industrial (REIT)	13,525,807	25,416,098
The Hour Glass Ltd.	13,304,580	23,688,822
Wing Tai Holdings Ltd.	9,410,300	11,810,921

TOTAL SINGAPORE		87,081,667

Spain - 2.8%
Cie Automotive SA	780,300	17,011,982
Compania de Distribucion Integral Logista Holdings SA	1,353,100	24,931,465
Grupo Catalana Occidente SA	714,422	20,578,758
Indra Sistemas SA (a)	1,848,677	18,839,140
Prosegur Compania de Seguridad SA (Reg.)	6,813,081	14,100,648

TOTAL SPAIN		95,461,993

Sweden - 2.6%
BHG Group AB (a)(c)	2,204,700	15,180,057
Dustin Group AB (e)	2,804,025	20,147,777
Granges AB	1,686,876	13,854,100
Haypp Group (a)	1,154,900	3,824,908
HEXPOL AB (B Shares) (c)	2,077,700	17,839,478
John Mattson Fastighetsforetag (a)	850,400	13,248,802
Nordnet AB	376,000	6,521,628

TOTAL SWEDEN		90,616,750

Taiwan - 3.2%
International Games Systems Co. Ltd.	1,196,000	29,380,744
Lumax International Corp. Ltd.	5,041,436	12,273,139
Sporton International, Inc.	1,917,312	11,792,492
Test Research, Inc.	7,690,000	17,871,607
Tripod Technology Corp.	4,420,000	18,439,920
Yageo Corp.	1,036,000	13,991,271
Yung Chi Paint & Varnish Manufacturing Co. Ltd.	2,538,000	6,247,182

TOTAL TAIWAN		109,996,355

Thailand - 0.6%
Star Petroleum Refining PCL (For. Reg.)	68,317,400	21,366,102
United Kingdom - 13.0%
Alliance Pharma PLC	17,811,827	25,584,796
Anhui Heli Co. Ltd. ELS (UBS AG London Branch Bank Warrant Programme) Class A warrants 1/5/24 (a)(e)	10,703,956	15,093,349
Ashtead Technology Holdings PLC (a)(b)	5,971,000	17,857,584
Biffa PLC (e)	5,884,425	25,522,175
Bodycote PLC	1,878,573	14,569,944
Bytes Technology Group PLC	1,296,238	7,205,792
easyJet PLC (a)	1,500,000	10,394,244
Grainger Trust PLC	6,522,436	24,261,959
Harbour Energy PLC	3,790,900	23,772,743
Hyve Group PLC (a)	7,233,042	6,844,328
Informa PLC (a)	2,801,186	19,871,334
J.D. Wetherspoon PLC (a)	1,976,700	17,961,696
Jet2 PLC (a)	1,467,200	22,531,770
John Wood Group PLC (a)	10,082,200	28,033,703
LSL Property Services PLC	225,267	1,094,779
Luxfer Holdings PLC sponsored	1,078,459	17,406,328
Mears Group PLC (b)	7,921,714	19,625,293
On The Beach Group PLC (a)(e)	6,153,598	17,650,654
Reach PLC	6,990,600	14,245,842
Sabre Insurance Group PLC (e)	176,261	461,789
Savills PLC	957,300	12,878,177
Tate & Lyle PLC	3,233,330	31,426,687
Ten Entertainment Group PLC (a)(b)	5,931,311	18,958,433
Ultra Electronics Holdings PLC	426,381	17,365,711
Vistry Group PLC	1,621,018	16,912,206
WH Smith PLC (a)	1,130,000	20,330,136

TOTAL UNITED KINGDOM		447,861,452

United States of America - 1.2%
Adtalem Global Education, Inc. (a)	705,100	20,666,481
Antero Resources Corp. (a)	605,200	21,303,040

TOTAL UNITED STATES OF AMERICA		41,969,521

TOTAL COMMON STOCKS
(Cost $3,238,094,516)		3,274,543,302

Money Market Funds - 3.2%
Fidelity Cash Central Fund 0.32% (f)	72,464,499	72,478,992
Fidelity Securities Lending Cash Central Fund 0.32% (f)(g)	38,443,376	38,447,220
TOTAL MONEY MARKET FUNDS
(Cost $110,926,212)		110,926,212
TOTAL INVESTMENT IN SECURITIES - 98.5%
(Cost $3,349,020,728)		3,385,469,514
NET OTHER ASSETS (LIABILITIES) - 1.5%		50,800,452
NET ASSETS - 100%		$3,436,269,966

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Affiliated company

 (c) Security or a portion of the security is on loan at period end.

 (d) Level 3 security

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $204,533,257 or 6.0% of net assets.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.32%	$73,879,832	$377,244,626	$378,645,466	$34,702	$4,759	$(4,759)	$72,478,992	0.1%
Fidelity Securities Lending Cash Central Fund 0.32%	6,261,744	154,988,438	122,802,962	111,491	--	--	38,447,220	0.1%
Total	$80,141,576	$532,233,064	$501,448,428	$146,193	$4,759	$(4,759)	$110,926,212

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Ashtead Technology Holdings PLC	$--	$13,053,278	$--	$--	$--	$4,804,306	$17,857,584
Genesis Land Development Corp.	6,238,912	1,650,371	--	--	--	588,713	8,477,996
Mears Group PLC	21,465,698	--	--	--	--	(1,840,405)	19,625,293
Mincon Group PLC	19,187,958	1,369,159	--	--	--	(2,991,746)	17,565,371
Servcorp Ltd.	21,529,146	--	--	513,776	--	(3,593,834)	17,935,312
SomnoMed Ltd.	8,131,043	--	--	--	--	(2,713,338)	5,417,705
Ten Entertainment Group PLC	21,673,179	--	--	--	--	(2,714,746)	18,958,433
Vitzrocell Co. Ltd.	19,748,086	595,477	--	144,227	--	(5,297,882)	15,045,681
Total	$117,974,022	$16,668,285	$--	$658,003	$--	$(13,758,932)	$120,883,375

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$165,519,736	$10,370,132	$155,149,604	$--
Consumer Discretionary	598,747,924	57,730,111	541,017,813	--
Consumer Staples	245,019,188	58,965,904	186,053,284	--
Energy	123,817,759	34,016,977	89,800,782	--
Financials	345,842,126	88,078,787	257,763,339	--
Health Care	213,779,889	58,312,514	155,467,375	--
Industrials	628,638,824	44,963,424	583,675,400	--
Information Technology	387,809,496	30,077,254	357,732,242	--
Materials	295,842,645	53,612,013	242,230,631	1
Real Estate	268,874,515	8,477,996	260,396,519	--
Utilities	651,200	--	651,200	--
Money Market Funds	110,926,212	110,926,212	--	--
Total Investments in Securities:	$3,385,469,514	$555,531,324	$2,829,938,189	$1

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2022 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $35,423,545) — See accompanying schedule: Unaffiliated issuers (cost $3,110,511,243)	$3,153,659,927
Fidelity Central Funds (cost $110,926,212)	110,926,212
Other affiliated issuers (cost $127,583,273)	120,883,375
Total Investment in Securities (cost $3,349,020,728)		$3,385,469,514
Foreign currency held at value (cost $92,819,650)		89,493,904
Receivable for investments sold		25,144,047
Receivable for fund shares sold		5,404,211
Dividends receivable		17,279,570
Distributions receivable from Fidelity Central Funds		24,684
Prepaid expenses		1,073
Other receivables		8,025
Total assets		3,522,825,028
Liabilities
Payable for investments purchased	$35,525,964
Payable for fund shares redeemed	6,468,993
Accrued management fee	2,364,517
Distribution and service plan fees payable	47,315
Other affiliated payables	518,807
Other payables and accrued expenses	3,186,340
Collateral on securities loaned	38,443,126
Total liabilities		86,555,062
Net Assets		$3,436,269,966
Net Assets consist of:
Paid in capital		$3,391,805,104
Total accumulated earnings (loss)		44,464,862
Net Assets		$3,436,269,966
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($115,770,739 ÷ 4,151,062 shares)(a)		$27.89
Maximum offering price per share (100/94.25 of $27.89)		$29.59
Class M:
Net Asset Value and redemption price per share ($16,631,324 ÷ 599,113 shares)(a)		$27.76
Maximum offering price per share (100/96.50 of $27.76)		$28.77
Class C:
Net Asset Value and offering price per share ($17,446,298 ÷ 650,276 shares)(a)		$26.83
International Small Cap:
Net Asset Value, offering price and redemption price per share ($1,307,020,128 ÷ 45,863,890 shares)		$28.50
Class I:
Net Asset Value, offering price and redemption price per share ($944,990,271 ÷ 32,934,845 shares)		$28.69
Class Z:
Net Asset Value, offering price and redemption price per share ($1,034,411,206 ÷ 36,087,706 shares)		$28.66

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2022 (Unaudited)
Investment Income
Dividends (including $658,003 earned from other affiliated issuers)		$54,235,089
Income from Fidelity Central Funds (including $111,491 from security lending)		146,193
Income before foreign taxes withheld		54,381,282
Less foreign taxes withheld		(5,379,721)
Total income		49,001,561
Expenses
Management fee
Basic fee	$14,542,058
Performance adjustment	(881,624)
Transfer agent fees	2,368,507
Distribution and service plan fees	306,675
Accounting fees	750,246
Custodian fees and expenses	228,763
Independent trustees' fees and expenses	5,920
Registration fees	139,363
Audit	55,353
Legal	2,139
Interest	214
Miscellaneous	6,226
Total expenses before reductions	17,523,840
Expense reductions	(51,004)
Total expenses after reductions		17,472,836
Net investment income (loss)		31,528,725
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $1,146,243)	60,481,372
Fidelity Central Funds	4,759
Foreign currency transactions	(4,991,017)
Total net realized gain (loss)		55,495,114
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $2,334,809)	(543,763,337)
Fidelity Central Funds	(4,759)
Other affiliated issuers	(13,758,932)
Assets and liabilities in foreign currencies	(3,468,505)
Total change in net unrealized appreciation (depreciation)		(560,995,533)
Net gain (loss)		(505,500,419)
Net increase (decrease) in net assets resulting from operations		$(473,971,694)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2022 (Unaudited)	Year ended October 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$31,528,725	$37,418,269
Net realized gain (loss)	55,495,114	202,743,430
Change in net unrealized appreciation (depreciation)	(560,995,533)	628,841,749
Net increase (decrease) in net assets resulting from operations	(473,971,694)	869,003,448
Distributions to shareholders	(242,362,167)	(21,019,114)
Share transactions - net increase (decrease)	620,634,401	558,815,987
Total increase (decrease) in net assets	(95,699,460)	1,406,800,321
Net Assets
Beginning of period	3,531,969,426	2,125,169,105
End of period	$3,436,269,966	$3,531,969,426

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity International Small Cap Fund Class A

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$34.31	$24.75	$26.32	$25.78	$29.24	$23.81
Income from Investment Operations
Net investment income (loss)A,B	.23	.31	.27	.49	.38	.29
Net realized and unrealized gain (loss)	(4.38)	9.42	(1.26)	1.43	(2.87)	5.70
Total from investment operations	(4.15)	9.73	(.99)	1.92	(2.49)	5.99
Distributions from net investment income	(.75)	(.17)	(.44)	(.38)	(.23)	(.28)
Distributions from net realized gain	(1.52)	–	(.14)	(1.00)	(.74)	(.29)
Total distributions	(2.27)	(.17)	(.58)	(1.38)	(.97)	(.57)
Redemption fees added to paid in capitalA	–	–	–	–	–C	.01
Net asset value, end of period	$27.89	$34.31	$24.75	$26.32	$25.78	$29.24
Total ReturnD,E,F	(12.63)%	39.43%	(3.91)%	8.00%	(8.83)%	25.83%
Ratios to Average Net AssetsB,G,H
Expenses before reductions	1.28%I	1.29%	1.36%	1.47%	1.49%	1.55%
Expenses net of fee waivers, if any	1.28%I	1.29%	1.36%	1.47%	1.49%	1.55%
Expenses net of all reductions	1.28%I	1.29%	1.35%	1.46%	1.48%	1.55%
Net investment income (loss)	1.50%I	.95%	1.09%	1.94%	1.33%	1.11%
Supplemental Data
Net assets, end of period (000 omitted)	$115,771	$136,131	$92,044	$105,786	$80,395	$63,459
Portfolio turnover rateJ	19%I	28%	43%	28%	25%	22%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity International Small Cap Fund Class M

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$34.12	$24.62	$26.18	$25.62	$29.07	$23.65
Income from Investment Operations
Net investment income (loss)A,B	.19	.22	.19	.41	.30	.21
Net realized and unrealized gain (loss)	(4.36)	9.38	(1.25)	1.43	(2.86)	5.69
Total from investment operations	(4.17)	9.60	(1.06)	1.84	(2.56)	5.90
Distributions from net investment income	(.66)	(.10)	(.36)	(.27)	(.15)	(.19)
Distributions from net realized gain	(1.52)	–	(.14)	(1.00)	(.74)	(.29)
Total distributions	(2.19)C	(.10)	(.50)	(1.28)C	(.89)	(.48)
Redemption fees added to paid in capitalA	–	–	–	–	–D	–D
Net asset value, end of period	$27.76	$34.12	$24.62	$26.18	$25.62	$29.07
Total ReturnE,F,G	(12.76)%	39.07%	(4.19)%	7.65%	(9.10)%	25.47%
Ratios to Average Net AssetsB,H,I
Expenses before reductions	1.55%J	1.57%	1.67%	1.78%	1.77%	1.84%
Expenses net of fee waivers, if any	1.55%J	1.57%	1.67%	1.78%	1.77%	1.84%
Expenses net of all reductions	1.55%J	1.57%	1.65%	1.77%	1.76%	1.84%
Net investment income (loss)	1.23%J	.68%	.78%	1.62%	1.05%	.82%
Supplemental Data
Net assets, end of period (000 omitted)	$16,631	$19,926	$12,492	$16,013	$16,362	$18,148
Portfolio turnover rateK	19%J	28%	43%	28%	25%	22%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total distributions per share do not sum due to rounding.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity International Small Cap Fund Class C

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$32.93	$23.80	$25.27	$24.77	$28.21	$22.97
Income from Investment Operations
Net investment income (loss)A,B	.11	.06	.08	.28	.16	.08
Net realized and unrealized gain (loss)	(4.21)	9.07	(1.23)	1.39	(2.76)	5.53
Total from investment operations	(4.10)	9.13	(1.15)	1.67	(2.60)	5.61
Distributions from net investment income	(.48)	–	(.18)	(.17)	(.10)	(.08)
Distributions from net realized gain	(1.52)	–	(.14)	(1.00)	(.74)	(.29)
Total distributions	(2.00)	–	(.32)	(1.17)	(.84)	(.37)
Redemption fees added to paid in capitalA	–	–	–	–	–C	–C
Net asset value, end of period	$26.83	$32.93	$23.80	$25.27	$24.77	$28.21
Total ReturnD,E,F	(12.95)%	38.36%	(4.65)%	7.17%	(9.51)%	24.85%
Ratios to Average Net AssetsB,G,H
Expenses before reductions	2.05%I	2.05%	2.13%	2.24%	2.24%	2.33%
Expenses net of fee waivers, if any	2.04%I	2.05%	2.13%	2.24%	2.24%	2.33%
Expenses net of all reductions	2.04%I	2.05%	2.11%	2.23%	2.23%	2.32%
Net investment income (loss)	.74%I	.19%	.32%	1.16%	.58%	.33%
Supplemental Data
Net assets, end of period (000 omitted)	$17,446	$21,683	$17,659	$23,937	$41,918	$26,005
Portfolio turnover rateJ	19%I	28%	43%	28%	25%	22%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity International Small Cap Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$35.05	$25.28	$26.86	$26.29	$29.77	$24.23
Income from Investment Operations
Net investment income (loss)A,B	.28	.41	.34	.57	.48	.37
Net realized and unrealized gain (loss)	(4.48)	9.61	(1.27)	1.45	(2.93)	5.79
Total from investment operations	(4.20)	10.02	(.93)	2.02	(2.45)	6.16
Distributions from net investment income	(.83)	(.25)	(.51)	(.45)	(.29)	(.34)
Distributions from net realized gain	(1.52)	–	(.14)	(1.00)	(.74)	(.29)
Total distributions	(2.35)	(.25)	(.65)	(1.45)	(1.03)	(.63)
Redemption fees added to paid in capitalA	–	–	–	–	–C	.01
Net asset value, end of period	$28.50	$35.05	$25.28	$26.86	$26.29	$29.77
Total ReturnD,E	(12.52)%	39.83%	(3.61)%	8.27%	(8.54)%	26.18%
Ratios to Average Net AssetsB,F,G
Expenses before reductions	1.01%H	1.01%	1.08%	1.19%	1.20%	1.25%
Expenses net of fee waivers, if any	1.01%H	1.01%	1.08%	1.19%	1.20%	1.25%
Expenses net of all reductions	1.01%H	1.01%	1.07%	1.18%	1.19%	1.24%
Net investment income (loss)	1.77%H	1.23%	1.37%	2.22%	1.62%	1.41%
Supplemental Data
Net assets, end of period (000 omitted)	$1,307,020	$1,534,214	$1,122,746	$1,282,412	$1,256,193	$1,418,452
Portfolio turnover rateI	19%H	28%	43%	28%	25%	22%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity International Small Cap Fund Class I

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$35.27	$25.44	$27.03	$26.45	$29.97	$24.42
Income from Investment Operations
Net investment income (loss)A,B	.28	.41	.35	.58	.47	.38
Net realized and unrealized gain (loss)	(4.50)	9.67	(1.28)	1.46	(2.95)	5.82
Total from investment operations	(4.22)	10.08	(.93)	2.04	(2.48)	6.20
Distributions from net investment income	(.84)	(.25)	(.52)	(.46)	(.30)	(.37)
Distributions from net realized gain	(1.52)	–	(.14)	(1.00)	(.74)	(.29)
Total distributions	(2.36)	(.25)	(.66)	(1.46)	(1.04)	(.66)
Redemption fees added to paid in capitalA	–	–	–	–	–C	.01
Net asset value, end of period	$28.69	$35.27	$25.44	$27.03	$26.45	$29.97
Total ReturnD,E	(12.51)%	39.80%	(3.62)%	8.28%	(8.58)%	26.17%
Ratios to Average Net AssetsB,F,G
Expenses before reductions	1.01%H	1.02%	1.08%	1.19%	1.21%	1.28%
Expenses net of fee waivers, if any	1.00%H	1.02%	1.08%	1.18%	1.21%	1.28%
Expenses net of all reductions	1.00%H	1.02%	1.06%	1.18%	1.20%	1.27%
Net investment income (loss)	1.78%H	1.22%	1.38%	2.22%	1.61%	1.39%
Supplemental Data
Net assets, end of period (000 omitted)	$944,990	$1,080,258	$605,100	$777,771	$564,988	$237,469
Portfolio turnover rateI	19%H	28%	43%	28%	25%	22%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity International Small Cap Fund Class Z

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2022	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$35.26	$25.43	$27.03	$26.46	$28.78
Income from Investment Operations
Net investment income (loss)B,C	.30	.45	.38	.61	.03
Net realized and unrealized gain (loss)	(4.50)	9.67	(1.28)	1.47	(2.35)
Total from investment operations	(4.20)	10.12	(.90)	2.08	(2.32)
Distributions from net investment income	(.88)	(.29)	(.56)	(.50)	–
Distributions from net realized gain	(1.52)	–	(.14)	(1.00)	–
Total distributions	(2.40)	(.29)	(.70)	(1.51)D	–
Net asset value, end of period	$28.66	$35.26	$25.43	$27.03	$26.46
Total ReturnE,F	(12.46)%	39.99%	(3.51)%	8.44%	(8.06)%
Ratios to Average Net AssetsC,G,H
Expenses before reductions	.88%I	.89%	.94%	1.05%	1.15%I
Expenses net of fee waivers, if any	.88%I	.89%	.94%	1.05%	1.15%I
Expenses net of all reductions	.88%I	.89%	.93%	1.04%	1.14%I
Net investment income (loss)	1.90%I	1.35%	1.51%	2.35%	2.01%I
Supplemental Data
Net assets, end of period (000 omitted)	$1,034,411	$739,757	$275,127	$245,252	$7,421
Portfolio turnover rateJ	19%I	28%	43%	28%	25%I

 A For the period October 2, 2018 (commencement of sale of shares) through October 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2022

1. Organization.

Fidelity International Small Cap Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, International Small Cap, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific event. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2022 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards, and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$468,816,363
Gross unrealized depreciation	(488,307,851)
Net unrealized appreciation (depreciation)	$(19,491,488)
Tax cost	$3,404,961,002

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity International Small Cap Fund	747,730,503	325,480,446

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .60% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/.20 % of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of International Small Cap as compared to its benchmark index, the MSCI ACWI (All Country World Index) ex USA Small Cap Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .78% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$160,858	$4,143
Class M	.25%	.25%	46,000	403
Class C	.75%	.25%	99,817	11,266
			$306,675	$16,082

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$9,877
Class M	1,711
Class C(a)	32
$11,620

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$122,398.19
Class M	18,975.21
Class C	20,288.20
International Small Cap	1,179,172.17
Class I	839,311.16
Class Z	188,363.04
	$2,368,507

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity International Small Cap Fund	.04

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity International Small Cap Fund	$234

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity International Small Cap Fund	Borrower	$12,256,000.32%		$214

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity International Small Cap Fund	24,609,521	18,414,232	911,537

Other. During the period, the investment adviser reimbursed the Fund for certain losses as follows:

Amount ($)
Fidelity International Small Cap Fund	55,117

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity International Small Cap Fund	$2,917

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity International Small Cap Fund	$12,162	$–	$–

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $3.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $51,001.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2022	Year ended October 31, 2021
Fidelity International Small Cap Fund
Distributions to shareholders
Class A	$9,065,367	$622,406
Class M	1,272,726	53,224
Class C	1,312,589	–
International Small Cap	100,730,178	11,248,767
Class I	74,208,475	5,954,650
Class Z	55,772,832	3,140,067
Total	$242,362,167	$21,019,114

10. Share Transactions.

Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2022	Year ended October 31, 2021	Six months ended April 30, 2022	Year ended October 31, 2021
Fidelity International Small Cap Fund
Class A
Shares sold	525,839	1,096,168	$15,978,140	$36,087,902
Reinvestment of distributions	295,136	20,641	8,995,592	602,724
Shares redeemed	(637,746)	(868,345)	(19,197,690)	(27,783,984)
Net increase (decrease)	183,229	248,464	$5,776,042	$8,906,642
Class M
Shares sold	50,591	192,504	$1,549,943	$6,165,671
Reinvestment of distributions	41,863	1,822	1,271,367	53,041
Shares redeemed	(77,416)	(117,643)	(2,375,200)	(3,719,741)
Net increase (decrease)	15,038	76,683	$446,110	$2,498,971
Class C
Shares sold	38,153	124,712	$1,130,237	$3,881,022
Reinvestment of distributions	44,584	–	1,311,796	–
Shares redeemed	(90,852)	(208,320)	(2,650,944)	(6,445,073)
Net increase (decrease)	(8,115)	(83,608)	$(208,911)	$(2,564,051)
International Small Cap
Shares sold	6,064,448	11,483,683	$188,459,538	$380,507,391
Reinvestment of distributions	2,945,011	351,180	91,615,712	10,447,597
Shares redeemed	(6,922,816)	(12,475,148)	(218,729,076)	(415,087,040)
Net increase (decrease)	2,086,643	(640,285)	$61,346,174	$(24,132,052)
Class I
Shares sold	8,057,365	14,337,771	$255,614,429	$478,972,006
Reinvestment of distributions	2,305,754	190,830	72,208,170	5,715,372
Shares redeemed	(8,054,649)	(7,690,269)	(253,168,821)	(254,833,029)
Net increase (decrease)	2,308,470	6,838,332	$74,653,778	$229,854,349
Class Z
Shares sold	18,153,837	15,195,411	$573,561,429	$516,119,932
Reinvestment of distributions	1,517,664	86,491	47,460,406	2,586,946
Shares redeemed	(4,561,510)	(5,123,203)	(142,400,627)	(174,454,750)
Net increase (decrease)	15,109,991	10,158,699	$478,621,208	$344,252,128

11. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

12. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2021 to April 30, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2021	Ending Account Value April 30, 2022	Expenses Paid During Period-B November 1, 2021 to April 30, 2022
Fidelity International Small Cap Fund
Class A	1.28%
Actual		$1,000.00	$873.70	$5.95
Hypothetical-C		$1,000.00	$1,018.45	$6.41
Class M	1.55%
Actual		$1,000.00	$872.40	$7.20
Hypothetical-C		$1,000.00	$1,017.11	$7.75
Class C	2.04%
Actual		$1,000.00	$870.50	$9.46
Hypothetical-C		$1,000.00	$1,014.68	$10.19
International Small Cap	1.01%
Actual		$1,000.00	$874.80	$4.69
Hypothetical-C		$1,000.00	$1,019.79	$5.06
Class I	1.00%
Actual		$1,000.00	$874.90	$4.65
Hypothetical-C		$1,000.00	$1,019.84	$5.01
Class Z	.88%
Actual		$1,000.00	$875.40	$4.09
Hypothetical-C		$1,000.00	$1,020.43	$4.41

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

ISC-SANN-0622
1.800662.118

Fidelity® International Small Cap Opportunities Fund

Semi-Annual Report

April 30, 2022

Includes Fidelity and Fidelity Advisor share classes

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2022
Japan	33.6%
United Kingdom	15.9%
Sweden	10.0%
United States of America*	7.2%
Germany	5.3%
Netherlands	5.0%
France	3.5%
Canada	2.7%
Italy	2.1%
Other	14.7%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and include the effect of futures, if applicable

Asset Allocation as of April 30, 2022

% of fund's net assets
Stocks	96.9
Short-Term Investments and Net Other Assets (Liabilities)	3.1

Top Ten Stocks as of April 30, 2022

% of fund's net assets
AddTech AB (B Shares) (Sweden, Trading Companies & Distributors)	3.9
Aalberts Industries NV (Netherlands, Machinery)	3.4
Azbil Corp. (Japan, Electronic Equipment & Components)	3.2
Spirax-Sarco Engineering PLC (United Kingdom, Machinery)	3.2
Lagercrantz Group AB (B Shares) (Sweden, Electronic Equipment & Components)	3.2
Spectris PLC (United Kingdom, Electronic Equipment & Components)	2.9
OBIC Co. Ltd. (Japan, IT Services)	2.8
Dechra Pharmaceuticals PLC (United Kingdom, Pharmaceuticals)	2.7
CTS Eventim AG (Germany, Entertainment)	2.6
Lasertec Corp. (Japan, Semiconductors & Semiconductor Equipment)	2.2
30.1

Market Sectors as of April 30, 2022

% of fund's net assets
Industrials	31.4
Information Technology	20.6
Health Care	14.2
Consumer Discretionary	7.6
Communication Services	6.8
Consumer Staples	5.9
Financials	4.1
Real Estate	3.3
Materials	2.5
Energy	0.5

Schedule of Investments April 30, 2022 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.2%
	Shares	Value
Australia - 0.8%
Aub Group Ltd.	97,141	$1,572,790
Imdex Ltd.	1,772,752	3,110,007
Steadfast Group Ltd.	1,500,000	5,430,577

TOTAL AUSTRALIA		10,113,374

Bailiwick of Jersey - 0.5%
Integrated Diagnostics Holdings PLC (a)	5,996,716	6,586,738
Belgium - 1.2%
Azelis Group NV	265,800	6,546,225
KBC Ancora	239,989	9,709,608

TOTAL BELGIUM		16,255,833

Canada - 2.7%
CAE, Inc. (b)	296,600	7,053,384
McCoy Global, Inc. (b)	630,715	481,143
Osisko Gold Royalties Ltd.	295,000	3,630,522
Richelieu Hardware Ltd.	417,263	11,845,702
Summit Industrial Income REIT (c)	796,500	12,611,069

TOTAL CANADA		35,621,820

Cayman Islands - 0.4%
Chlitina Holding Ltd.	829,500	5,203,437
Denmark - 1.6%
Netcompany Group A/S (a)(b)(c)	109,110	6,067,851
SimCorp A/S	105,658	7,396,757
Spar Nord Bank A/S	550,455	6,988,891

TOTAL DENMARK		20,453,499

Finland - 0.5%
Musti Group OYJ	289,502	6,811,575
France - 3.5%
Laurent-Perrier Group SA	66,712	6,316,255
Lectra	392,400	16,267,940
LISI	343,264	7,760,757
Vetoquinol SA	114,884	14,959,754

TOTAL FRANCE		45,304,706

Germany - 4.6%
CompuGroup Medical AG	85,597	4,575,408
CTS Eventim AG (b)	496,054	34,047,202
Nexus AG	291,358	14,208,649
Scout24 AG (a)	127,200	8,045,189

TOTAL GERMANY		60,876,448

India - 1.3%
Embassy Office Parks (REIT)	2,231,000	11,185,826
Indian Energy Exchange Ltd. (a)	2,298,585	6,364,841

TOTAL INDIA		17,550,667

Ireland - 0.7%
Cairn Homes PLC	3,779,500	4,554,337
Irish Residential Properties REIT PLC	2,925,000	4,493,558

TOTAL IRELAND		9,047,895

Israel - 2.1%
Ituran Location & Control Ltd.	480,577	10,784,148
Maytronics Ltd.	349,515	6,249,190
Strauss Group Ltd.	260,984	6,995,528
Tel Aviv Stock Exchange Ltd.	745,643	3,539,515

TOTAL ISRAEL		27,568,381

Italy - 2.1%
Interpump Group SpA	686,943	27,772,939
Japan - 33.6%
Ai Holdings Corp.	225,800	2,964,357
Aoki Super Co. Ltd.	175,000	3,851,452
Artnature, Inc.	483,700	2,758,448
Aucnet, Inc.	306,977	3,611,239
Azbil Corp.	1,395,592	42,373,077
Broadleaf Co. Ltd.	2,509,998	7,092,196
Central Automotive Products Ltd.	151,500	2,438,615
Curves Holdings Co. Ltd.	2,020,026	11,840,436
Daiichikosho Co. Ltd.	418,800	11,422,830
Daikokutenbussan Co. Ltd.	82,500	3,036,258
Digital Hearts Holdings Co. Ltd.	555,806	7,244,296
Fujitec Co. Ltd.	203,000	4,375,057
Funai Soken Holdings, Inc.	355,650	5,964,326
Goldcrest Co. Ltd.	675,530	8,785,983
Iwatsuka Confectionary Co. Ltd.	18,900	576,167
JEOL Ltd.	390,200	17,523,327
Kobayashi Pharmaceutical Co. Ltd.	160,550	10,948,656
Koshidaka Holdings Co. Ltd.	1,597,400	9,533,049
Kusuri No Aoki Holdings Co. Ltd.	108,500	4,807,002
Lasertec Corp.	212,644	28,409,537
Medikit Co. Ltd.	252,200	4,484,539
Miroku Jyoho Service Co., Ltd.	349,800	3,552,037
Misumi Group, Inc.	642,168	16,101,929
Mitsuboshi Belting Ltd.	272,680	4,176,807
Nabtesco Corp.	356,100	8,121,789
Nagaileben Co. Ltd.	671,327	9,995,796
Nihon Parkerizing Co. Ltd.	2,013,600	14,242,492
NS Tool Co. Ltd.	594,500	6,597,937
NSD Co. Ltd.	468,549	8,317,380
OBIC Co. Ltd.	252,600	37,318,957
OSG Corp.	964,800	12,120,287
Paramount Bed Holdings Co. Ltd.	312,220	5,200,008
Pole To Win Holdings, Inc.	384,700	2,935,770
ProNexus, Inc.	467,200	3,807,644
San-Ai Obbli Co. Ltd.	839,700	6,164,288
SHO-BOND Holdings Co. Ltd.	635,600	26,714,283
Shoei Co. Ltd.	648,052	24,042,307
SK Kaken Co. Ltd.	39,400	10,566,732
Software Service, Inc.	78,600	3,518,830
Techno Medica Co. Ltd.	80,791	967,455
The Monogatari Corp.	109,200	4,553,655
TIS, Inc.	291,100	6,537,922
Tocalo Co. Ltd.	643,336	6,423,555
USS Co. Ltd.	837,100	13,936,083
Welcia Holdings Co. Ltd.	230,700	4,729,134
YAKUODO Holdings Co. Ltd.	235,900	3,271,614
Yamada Consulting Group Co. Ltd.	303,100	2,781,726

TOTAL JAPAN		440,737,264

Korea (South) - 0.5%
BGF Retail Co. Ltd.	44,596	6,345,117
Luxembourg - 0.3%
Stabilus Se	89,000	4,192,022
Netherlands - 5.0%
Aalberts Industries NV	904,480	43,950,755
AerCap Holdings NV (b)	121,000	5,651,910
IMCD NV	99,700	15,874,485

TOTAL NETHERLANDS		65,477,150

Norway - 2.0%
Kongsberg Gruppen ASA	423,059	18,171,477
Medistim ASA	175,242	4,712,235
Volue A/S (b)	923,944	3,940,383

TOTAL NORWAY		26,824,095

South Africa - 0.6%
Clicks Group Ltd.	431,429	8,423,238
Spain - 0.9%
Fluidra SA	410,001	11,096,347
Sweden - 10.0%
Addlife AB	852,456	18,835,070
AddTech AB (B Shares)	2,911,940	51,367,765
Hemnet Group AB	547,700	6,832,520
INVISIO AB	360,859	6,395,956
John Mattson Fastighetsforetag (b)	402,343	6,268,300
Lagercrantz Group AB (B Shares)	4,047,487	41,202,698

TOTAL SWEDEN		130,902,309

Switzerland - 0.8%
Tecan Group AG	36,821	11,065,363
Taiwan - 0.5%
Addcn Technology Co. Ltd.	855,032	6,108,511
United Kingdom - 15.9%
Alliance Pharma PLC	9,107,237	13,081,578
Avon Protection PLC	599,944	7,939,618
Bodycote PLC	1,518,567	11,777,789
Clarkson PLC	371,149	17,088,588
Dechra Pharmaceuticals PLC	791,495	35,866,880
DP Poland PLC (b)	17,420,691	1,638,992
Helios Towers PLC (b)	2,265,833	3,165,176
Howden Joinery Group PLC	1,446,900	13,698,553
Rightmove PLC	2,584,170	19,864,769
Spectris PLC	1,038,878	37,995,810
Spirax-Sarco Engineering PLC	274,991	41,494,915
Ultra Electronics Holdings PLC	113,258	4,612,789

TOTAL UNITED KINGDOM		208,225,457

United States of America - 4.1%
Autoliv, Inc.	122,800	9,047,904
Morningstar, Inc.	84,400	21,372,612
PriceSmart, Inc.	132,660	10,539,837
ResMed, Inc.	63,495	12,697,095

TOTAL UNITED STATES OF AMERICA		53,657,448

TOTAL COMMON STOCKS
(Cost $936,426,554)		1,262,221,633

Nonconvertible Preferred Stocks - 0.7%
Germany - 0.7%
Sartorius AG (non-vtg.)
(Cost $682,838)	24,878	9,327,496

Money Market Funds - 3.1%
Fidelity Cash Central Fund 0.32% (d)	37,008,653	37,016,055
Fidelity Securities Lending Cash Central Fund 0.32% (d)(e)	3,244,674	3,244,999
TOTAL MONEY MARKET FUNDS
(Cost $40,261,054)		40,261,054
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $977,370,446)		1,311,810,183
NET OTHER ASSETS (LIABILITIES) - 0.0%		361,277
NET ASSETS - 100%		$1,312,171,460

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $27,064,619 or 2.1% of net assets.

 (b) Non-income producing

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.32%	$36,511,034	$113,504,583	$112,999,562	$22,995	$29	$(29)	$37,016,055	0.1%
Fidelity Securities Lending Cash Central Fund 0.32%	7,881,340	220,528,591	225,164,932	15,273	--	--	3,244,999	0.0%
Total	$44,392,374	$334,033,174	$338,164,494	$38,268	$29	$(29)	$40,261,054

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$89,486,197	$--	$89,486,197	$--
Consumer Discretionary	98,257,382	15,297,094	82,960,288	--
Consumer Staples	77,802,143	17,535,365	60,266,778	--
Energy	6,645,431	481,143	6,164,288	--
Financials	54,978,834	24,912,127	30,066,707	--
Health Care	187,606,221	12,697,095	174,909,126	--
Industrials	411,477,316	24,550,996	386,926,320	--
Information Technology	270,401,116	10,784,148	259,616,968	--
Materials	31,549,753	3,630,522	27,919,231	--
Real Estate	43,344,736	12,611,069	30,733,667	--
Money Market Funds	40,261,054	40,261,054	--	--
Total Investments in Securities:	$1,311,810,183	$162,760,613	$1,149,049,570	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2022 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $3,122,530) — See accompanying schedule: Unaffiliated issuers (cost $937,109,392)	$1,271,549,129
Fidelity Central Funds (cost $40,261,054)	40,261,054
Total Investment in Securities (cost $977,370,446)		$1,311,810,183
Foreign currency held at value (cost $308,588)		308,686
Receivable for investments sold		1,930,505
Receivable for fund shares sold		2,355,605
Dividends receivable		4,748,061
Reclaims receivable		1,183,591
Distributions receivable from Fidelity Central Funds		12,069
Prepaid expenses		546
Other receivables		2,789
Total assets		1,322,352,035
Liabilities
Payable for investments purchased	$3,485,956
Payable for fund shares redeemed	776,913
Accrued management fee	1,049,140
Distribution and service plan fees payable	16,323
Other affiliated payables	224,087
Deferred taxes	1,311,702
Other payables and accrued expenses	67,845
Collateral on securities loaned	3,248,609
Total liabilities		10,180,575
Net Assets		$1,312,171,460
Net Assets consist of:
Paid in capital		$954,035,446
Total accumulated earnings (loss)		358,136,014
Net Assets		$1,312,171,460
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($32,090,513 ÷ 1,636,378 shares)(a)		$19.61
Maximum offering price per share (100/94.25 of $19.61)		$20.81
Class M:
Net Asset Value and redemption price per share ($12,015,276 ÷ 621,384 shares)(a)		$19.34
Maximum offering price per share (100/96.50 of $19.34)		$20.04
Class C:
Net Asset Value and offering price per share ($4,523,225 ÷ 243,226 shares)(a)		$18.60
International Small Cap Opportunities:
Net Asset Value, offering price and redemption price per share ($912,304,332 ÷ 45,773,242 shares)		$19.93
Class I:
Net Asset Value, offering price and redemption price per share ($99,845,086 ÷ 5,014,691 shares)		$19.91
Class Z:
Net Asset Value, offering price and redemption price per share ($251,393,028 ÷ 12,643,892 shares)		$19.88

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2022 (Unaudited)
Investment Income
Dividends		$11,210,288
Income from Fidelity Central Funds (including $15,273 from security lending)		38,268
Income before foreign taxes withheld		11,248,556
Less foreign taxes withheld		(1,038,215)
Total income		10,210,341
Expenses
Management fee
Basic fee	$6,475,054
Performance adjustment	1,221,019
Transfer agent fees	1,090,762
Distribution and service plan fees	114,585
Accounting fees	351,752
Custodian fees and expenses	72,245
Independent trustees' fees and expenses	2,791
Registration fees	33,229
Audit	41,127
Legal	1,075
Miscellaneous	3,088
Total expenses before reductions	9,406,727
Expense reductions	(23,439)
Total expenses after reductions		9,383,288
Net investment income (loss)		827,053
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $278,373)	37,385,610
Fidelity Central Funds	29
Foreign currency transactions	(166,534)
Total net realized gain (loss)		37,219,105
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $44,872)	(461,442,633)
Fidelity Central Funds	(29)
Assets and liabilities in foreign currencies	(305,527)
Total change in net unrealized appreciation (depreciation)		(461,748,189)
Net gain (loss)		(424,529,084)
Net increase (decrease) in net assets resulting from operations		$(423,702,031)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2022 (Unaudited)	Year ended October 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$827,053	$628,545
Net realized gain (loss)	37,219,105	178,864,218
Change in net unrealized appreciation (depreciation)	(461,748,189)	315,607,273
Net increase (decrease) in net assets resulting from operations	(423,702,031)	495,100,036
Distributions to shareholders	(145,922,976)	–
Share transactions - net increase (decrease)	93,133,058	(112,591,520)
Total increase (decrease) in net assets	(476,491,949)	382,508,516
Net Assets
Beginning of period	1,788,663,409	1,406,154,893
End of period	$1,312,171,460	$1,788,663,409

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity International Small Cap Opportunities Fund Class A

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$28.35	$20.86	$19.02	$17.33	$18.47	$14.82
Income from Investment Operations
Net investment income (loss)A,B	(.02)	(.06)	(.04)	.11	.12	.10
Net realized and unrealized gain (loss)	(6.41)	7.55	2.05	2.01	(.92)	3.71
Total from investment operations	(6.43)	7.49	2.01	2.12	(.80)	3.81
Distributions from net investment income	–	–	(.11)	(.11)	(.09)	(.12)
Distributions from net realized gain	(2.31)	–	(.05)	(.31)	(.24)	(.04)
Total distributions	(2.31)	–	(.17)C	(.43)C	(.34)C	(.16)
Redemption fees added to paid in capitalA	–	–	–	–	–D	–D
Net asset value, end of period	$19.61	$28.35	$20.86	$19.02	$17.33	$18.47
Total ReturnE,F,G	(24.38)%	35.91%	10.58%	12.61%	(4.48)%	26.00%
Ratios to Average Net AssetsB,H,I
Expenses before reductions	1.49%J	1.50%	1.57%	1.49%	1.38%	1.43%
Expenses net of fee waivers, if any	1.49%J	1.50%	1.57%	1.49%	1.38%	1.43%
Expenses net of all reductions	1.49%J	1.50%	1.56%	1.48%	1.37%	1.43%
Net investment income (loss)	(.19)%J	(.25)%	(.20)%	.64%	.65%	.61%
Supplemental Data
Net assets, end of period (000 omitted)	$32,091	$45,981	$37,771	$41,679	$41,164	$41,324
Portfolio turnover rateK	15%J	21%	20%	17%	19%	11%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total distributions per share do not sum due to rounding.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity International Small Cap Opportunities Fund Class M

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$28.02	$20.67	$18.85	$17.17	$18.32	$14.68
Income from Investment Operations
Net investment income (loss)A,B	(.05)	(.13)	(.09)	.06	.07	.05
Net realized and unrealized gain (loss)	(6.32)	7.48	2.03	1.99	(.92)	3.69
Total from investment operations	(6.37)	7.35	1.94	2.05	(.85)	3.74
Distributions from net investment income	–	–	(.06)	(.06)	(.06)	(.06)
Distributions from net realized gain	(2.31)	–	(.05)	(.31)	(.24)	(.04)
Total distributions	(2.31)	–	(.12)C	(.37)	(.30)	(.10)
Redemption fees added to paid in capitalA	–	–	–	–	–D	–D
Net asset value, end of period	$19.34	$28.02	$20.67	$18.85	$17.17	$18.32
Total ReturnE,F,G	(24.46)%	35.56%	10.29%	12.29%	(4.74)%	25.63%
Ratios to Average Net AssetsB,H,I
Expenses before reductions	1.75%J	1.75%	1.84%	1.77%	1.67%	1.73%
Expenses net of fee waivers, if any	1.74%J	1.75%	1.84%	1.77%	1.67%	1.73%
Expenses net of all reductions	1.74%J	1.75%	1.83%	1.77%	1.66%	1.73%
Net investment income (loss)	(.44)%J	(.50)%	(.47)%	.36%	.36%	.31%
Supplemental Data
Net assets, end of period (000 omitted)	$12,015	$16,378	$13,141	$13,875	$13,245	$14,422
Portfolio turnover rateK	15%J	21%	20%	17%	19%	11%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total distributions per share do not sum due to rounding.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity International Small Cap Opportunities Fund Class C

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$27.10	$20.09	$18.31	$16.69	$17.84	$14.27
Income from Investment Operations
Net investment income (loss)A,B	(.11)	(.25)	(.18)	(.02)	(.02)	(.03)
Net realized and unrealized gain (loss)	(6.08)	7.26	1.96	1.93	(.89)	3.60
Total from investment operations	(6.19)	7.01	1.78	1.91	(.91)	3.57
Distributions from net investment income	–	–	–	–	–	–
Distributions from net realized gain	(2.31)	–	–	(.29)	(.24)	–
Total distributions	(2.31)	–	–	(.29)	(.24)	–
Redemption fees added to paid in capitalA	–	–	–	–	–C	–C
Net asset value, end of period	$18.60	$27.10	$20.09	$18.31	$16.69	$17.84
Total ReturnD,E,F	(24.64)%	34.89%	9.72%	11.74%	(5.19)%	25.02%
Ratios to Average Net AssetsB,G,H
Expenses before reductions	2.25%I	2.26%	2.33%	2.27%	2.15%	2.22%
Expenses net of fee waivers, if any	2.25%I	2.26%	2.33%	2.26%	2.15%	2.22%
Expenses net of all reductions	2.25%I	2.26%	2.33%	2.26%	2.14%	2.21%
Net investment income (loss)	(.95)%I	(1.01)%	(.96)%	(.13)%	(.12)%	(.17)%
Supplemental Data
Net assets, end of period (000 omitted)	$4,523	$6,770	$7,253	$9,424	$14,461	$14,547
Portfolio turnover rateJ	15%I	21%	20%	17%	19%	11%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity International Small Cap Opportunities Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$28.77	$21.10	$19.24	$17.53	$18.69	$15.00
Income from Investment Operations
Net investment income (loss)A,B	.01	.01	.02	.17	.18	.15
Net realized and unrealized gain (loss)	(6.51)	7.66	2.07	2.02	(.95)	3.75
Total from investment operations	(6.50)	7.67	2.09	2.19	(.77)	3.90
Distributions from net investment income	(.04)	–	(.17)	(.17)	(.15)	(.17)
Distributions from net realized gain	(2.31)	–	(.05)	(.31)	(.24)	(.04)
Total distributions	(2.34)C	–	(.23)C	(.48)	(.39)	(.21)
Redemption fees added to paid in capitalA	–	–	–	–	–D	–D
Net asset value, end of period	$19.93	$28.77	$21.10	$19.24	$17.53	$18.69
Total ReturnE,F	(24.27)%	36.35%	10.90%	12.97%	(4.25)%	26.39%
Ratios to Average Net AssetsB,G,H
Expenses before reductions	1.20%I	1.21%	1.26%	1.19%	1.10%	1.13%
Expenses net of fee waivers, if any	1.20%I	1.20%	1.26%	1.19%	1.10%	1.13%
Expenses net of all reductions	1.20%I	1.20%	1.25%	1.19%	1.09%	1.13%
Net investment income (loss)	.10%I	.05%	.11%	.94%	.93%	.91%
Supplemental Data
Net assets, end of period (000 omitted)	$912,304	$1,268,421	$1,152,472	$1,040,989	$965,482	$916,882
Portfolio turnover rateJ	15%I	21%	20%	17%	19%	11%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total distributions per share do not sum due to rounding.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity International Small Cap Opportunities Fund Class I

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$28.75	$21.09	$19.22	$17.51	$18.66	$14.99
Income from Investment Operations
Net investment income (loss)A,B	.01	.01	.02	.17	.18	.15
Net realized and unrealized gain (loss)	(6.50)	7.65	2.07	2.02	(.94)	3.74
Total from investment operations	(6.49)	7.66	2.09	2.19	(.76)	3.89
Distributions from net investment income	(.04)	–	(.16)	(.16)	(.15)	(.18)
Distributions from net realized gain	(2.31)	–	(.05)	(.31)	(.24)	(.04)
Total distributions	(2.35)	–	(.22)C	(.48)C	(.39)	(.22)
Redemption fees added to paid in capitalA	–	–	–	–	–D	–D
Net asset value, end of period	$19.91	$28.75	$21.09	$19.22	$17.51	$18.66
Total ReturnE,F	(24.28)%	36.32%	10.90%	12.93%	(4.21)%	26.34%
Ratios to Average Net AssetsB,G,H
Expenses before reductions	1.21%I	1.22%	1.28%	1.20%	1.12%	1.14%
Expenses net of fee waivers, if any	1.20%I	1.22%	1.27%	1.19%	1.12%	1.14%
Expenses net of all reductions	1.20%I	1.22%	1.27%	1.19%	1.11%	1.14%
Net investment income (loss)	.10%I	.04%	.09%	.93%	.91%	.90%
Supplemental Data
Net assets, end of period (000 omitted)	$99,845	$141,310	$113,041	$142,854	$159,968	$164,878
Portfolio turnover rateJ	15%I	21%	20%	17%	19%	11%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total distributions per share do not sum due to rounding.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity International Small Cap Opportunities Fund Class Z

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2022	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$28.73	$21.05	$19.20	$17.51	$19.11
Income from Investment Operations
Net investment income (loss)B,C	.03	.04	.05	.19	–D
Net realized and unrealized gain (loss)	(6.49)	7.64	2.05	2.02	(1.60)
Total from investment operations	(6.46)	7.68	2.10	2.21	(1.60)
Distributions from net investment income	(.08)	–	(.20)	(.20)	–
Distributions from net realized gain	(2.31)	–	(.05)	(.31)	–
Total distributions	(2.39)	–	(.25)	(.52)E	–
Redemption fees added to paid in capitalB	–	–	–	–	–
Net asset value, end of period	$19.88	$28.73	$21.05	$19.20	$17.51
Total ReturnF,G	(24.22)%	36.48%	11.03%	13.10%	(8.37)%
Ratios to Average Net AssetsC,H,I
Expenses before reductions	1.08%J	1.09%	1.14%	1.05%	1.03%J
Expenses net of fee waivers, if any	1.08%J	1.09%	1.13%	1.05%	1.03%J
Expenses net of all reductions	1.08%J	1.09%	1.13%	1.05%	1.02%J
Net investment income (loss)	.22%J	.16%	.23%	1.08%	.16%J
Supplemental Data
Net assets, end of period (000 omitted)	$251,393	$309,803	$82,476	$76,527	$4,617
Portfolio turnover rateK	15%J	21%	20%	17%	19%

 A For the period October 2, 2018 (commencement of sale of shares) through October 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Amount represents less than $.005 per share.

 E Total distributions per share do not sum due to rounding.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2022

1. Organization.

Fidelity International Small Cap Opportunities Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Fund offers Class A, Class M, Class C, International Small Cap Opportunities, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Effective after the close of business on May 31, 2019, the Fund was closed to new accounts with certain exceptions. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2022 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Deferred taxes on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$442,485,325
Gross unrealized depreciation	(118,269,958)
Net unrealized appreciation (depreciation)	$324,215,367
Tax cost	$987,594,816

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity International Small Cap Opportunities Fund	119,064,366	164,591,838

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .60% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of International Small Cap Opportunities as compared to its benchmark index, the MSCI EAFE Small Cap Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .98% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$49,841	$554
Class M	.25%	.25%	36,300	335
Class C	.75%	.25%	28,444	1,178
			$114,585	$2,067

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$816
Class M	264
Class C(a)	8
$1,088

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets (a)
Class A	$39,193.20
Class M	14,658.20
Class C	5,946.21
International Small Cap Opportunities	877,089.16
Class I	98,831.16
Class Z	55,045.04
	$1,090,762

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity International Small Cap Opportunities Fund	.04

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity International Small Cap Opportunities Fund	$430

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity International Small Cap Opportunities Fund	13,216,429	2,149,851	718,858

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity International Small Cap Opportunities Fund	$1,361

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity International Small Cap Opportunities Fund	$1,650	$–	$–

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $1.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $23,438.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2022	Year ended October 31, 2021
Fidelity International Small Cap Opportunities Fund
Distributions to shareholders
Class A	$3,712,302	$–
Class M	1,347,073	–
Class C	565,280	–
International Small Cap Opportunities	103,110,083	–
Class I	11,507,400	–
Class Z	25,680,838	–
Total	$145,922,976	$–

10. Share Transactions.

Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2022	Year ended October 31, 2021	Six months ended April 30, 2022	Year ended October 31, 2021
Fidelity International Small Cap Opportunities Fund
Class A
Shares sold	53,304	151,070	$1,262,064	$3,794,092
Reinvestment of distributions	146,450	–	3,629,027	–
Shares redeemed	(185,354)	(340,135)	(4,271,383)	(8,897,910)
Net increase (decrease)	14,400	(189,065)	$619,708	$(5,103,818)
Class M
Shares sold	12,952	17,473	$303,138	$451,365
Reinvestment of distributions	54,676	–	1,337,368	–
Shares redeemed	(30,785)	(68,804)	(698,404)	(1,743,983)
Net increase (decrease)	36,843	(51,331)	$942,102	$(1,292,618)
Class C
Shares sold	5,857	9,328	$128,358	$229,373
Reinvestment of distributions	23,946	–	564,404	–
Shares redeemed	(36,363)	(120,495)	(830,930)	(2,950,299)
Net increase (decrease)	(6,560)	(111,167)	$(138,168)	$(2,720,926)
International Small Cap Opportunities
Shares sold	1,635,818	2,518,067	$37,972,290	$64,960,834
Reinvestment of distributions	3,165,438	–	79,642,429	–
Shares redeemed	(3,116,363)	(13,038,246)	(71,242,747)	(357,315,392)
Net increase (decrease)	1,684,893	(10,520,179)	$46,371,972	$(292,354,558)
Class I
Shares sold	354,173	614,813	$8,328,710	$16,295,899
Reinvestment of distributions	335,375	–	8,427,973	–
Shares redeemed	(590,728)	(1,059,106)	(14,122,586)	(26,919,774)
Net increase (decrease)	98,820	(444,293)	$2,634,097	$(10,623,875)
Class Z
Shares sold	1,185,072	8,684,967	$25,404,637	$244,920,787
Reinvestment of distributions	928,091	–	23,276,518	–
Shares redeemed	(250,967)	(1,820,708)	(5,977,808)	(45,416,512)
Net increase (decrease)	1,862,196	6,864,259	$42,703,347	$199,504,275

11. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
Fidelity International Small Cap Opportunities Fund	21%

12. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2021 to April 30, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2021	Ending Account Value April 30, 2022	Expenses Paid During Period-B November 1, 2021 to April 30, 2022
Fidelity International Small Cap Opportunities Fund
Class A	1.49%
Actual		$1,000.00	$756.20	$6.49
Hypothetical-C		$1,000.00	$1,017.41	$7.45
Class M	1.74%
Actual		$1,000.00	$755.40	$7.57
Hypothetical-C		$1,000.00	$1,016.17	$8.70
Class C	2.25%
Actual		$1,000.00	$753.60	$9.78
Hypothetical-C		$1,000.00	$1,013.64	$11.23
International Small Cap Opportunities	1.20%
Actual		$1,000.00	$757.30	$5.23
Hypothetical-C		$1,000.00	$1,018.84	$6.01
Class I	1.20%
Actual		$1,000.00	$757.20	$5.23
Hypothetical-C		$1,000.00	$1,018.84	$6.01
Class Z	1.08%
Actual		$1,000.00	$757.80	$4.71
Hypothetical-C		$1,000.00	$1,019.44	$5.41

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

ILS-SANN-0622
1.815078.116

Fidelity® International Value Fund

Semi-Annual Report

April 30, 2022

Includes Fidelity and Fidelity Advisor share classes

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2022
Japan	20.3%
France	14.2%
United Kingdom	13.4%
Germany	12.3%
Australia	7.2%
Switzerland	6.1%
United States of America*	3.3%
Netherlands	2.7%
Italy	2.7%
Other	17.8%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2022

% of fund's net assets
Stocks	96.7
Short-Term Investments and Net Other Assets (Liabilities)	3.3

Top Ten Stocks as of April 30, 2022

% of fund's net assets
BHP Group Ltd. (Australia, Metals & Mining)	3.8
Shell PLC ADR (United Kingdom, Oil, Gas & Consumable Fuels)	3.5
TotalEnergies SE (France, Oil, Gas & Consumable Fuels)	3.3
Toyota Motor Corp. (Japan, Automobiles)	3.1
Sanofi SA (France, Pharmaceuticals)	2.6
BP PLC (United Kingdom, Oil, Gas & Consumable Fuels)	2.2
Siemens AG (Germany, Industrial Conglomerates)	2.2
Zurich Insurance Group Ltd. (Switzerland, Insurance)	1.9
Glencore Xstrata PLC (Bailiwick of Jersey, Metals & Mining)	1.9
National Australia Bank Ltd. (Australia, Banks)	1.8
26.3

Market Sectors as of April 30, 2022

% of fund's net assets
Financials	30.7
Materials	15.1
Industrials	13.1
Energy	10.5
Health Care	8.2
Consumer Discretionary	6.9
Information Technology	3.5
Utilities	2.5
Communication Services	2.4
Real Estate	2.1
Consumer Staples	1.7

Schedule of Investments April 30, 2022 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.6%
	Shares	Value
Australia - 7.2%
BHP Group Ltd.	587,368	$19,627,157
Evolution Mining Ltd.	385,458	1,090,693
Macquarie Group Ltd.	49,092	7,067,436
National Australia Bank Ltd.	422,536	9,645,946

TOTAL AUSTRALIA		37,431,232

Austria - 0.6%
Erste Group Bank AG	94,007	2,926,980
Bailiwick of Jersey - 2.3%
Ferguson PLC	19,216	2,410,632
Glencore Xstrata PLC	1,589,700	9,795,202

TOTAL BAILIWICK OF JERSEY		12,205,834

Belgium - 2.1%
Anheuser-Busch InBev SA NV	86,600	4,982,922
KBC Group NV	83,216	5,661,340
UCB SA	4,117	467,990

TOTAL BELGIUM		11,112,252

Canada - 0.8%
Nutrien Ltd.	42,500	4,176,390
Denmark - 0.4%
ORSTED A/S (a)	17,300	1,913,908
Finland - 1.2%
Sampo Oyj (A Shares)	132,334	6,425,803
France - 14.2%
Air Liquide SA	50,800	8,788,826
ALTEN	7,600	1,019,978
AXA SA	332,105	8,785,850
BNP Paribas SA	176,200	9,136,215
Capgemini SA	15,793	3,215,124
Sanofi SA	127,879	13,516,162
Teleperformance	9,800	3,517,328
TotalEnergies SE	346,505	17,014,426
VINCI SA	55,400	5,375,676
Vivendi SA (b)	266,292	3,058,518

TOTAL FRANCE		73,428,103

Germany - 11.2%
Bayer AG	94,600	6,231,401
Deutsche Post AG	119,600	5,109,610
Hannover Reuck SE	31,500	4,896,065
HeidelbergCement AG	35,300	2,033,542
Linde PLC	21,014	6,590,779
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	12,000	2,857,688
Rheinmetall AG	30,850	6,954,335
RWE AG	131,600	5,463,952
Siemens AG	90,739	11,156,813
Vonovia SE	165,932	6,610,896

TOTAL GERMANY		57,905,081

Hong Kong - 0.7%
AIA Group Ltd.	348,600	3,424,563
India - 0.9%
Reliance Industries Ltd. sponsored GDR (a)	63,900	4,569,485
Indonesia - 0.5%
PT Bank Rakyat Indonesia (Persero) Tbk	7,160,394	2,385,751
Ireland - 1.8%
CRH PLC	148,102	5,853,712
Ryanair Holdings PLC sponsored ADR (c)	39,900	3,484,068

TOTAL IRELAND		9,337,780

Italy - 2.7%
Assicurazioni Generali SpA	204,600	3,873,710
Enel SpA	833,600	5,420,812
Mediobanca SpA	468,125	4,691,948

TOTAL ITALY		13,986,470

Japan - 20.3%
DENSO Corp.	78,300	4,772,014
Fujitsu Ltd.	25,100	3,793,844
Hitachi Ltd.	135,000	6,402,573
Hoya Corp.	42,000	4,168,170
Ibiden Co. Ltd.	42,600	1,592,042
Idemitsu Kosan Co. Ltd.	96,200	2,535,358
Itochu Corp.	200,100	6,039,214
Minebea Mitsumi, Inc.	190,870	3,662,064
Mitsubishi Estate Co. Ltd.	125,800	1,832,476
Mitsubishi UFJ Financial Group, Inc.	1,391,461	8,089,087
Mitsui Fudosan Co. Ltd.	90,800	1,924,393
OBIC Co. Ltd.	13,893	2,052,543
ORIX Corp.	312,300	5,696,031
Recruit Holdings Co. Ltd.	44,700	1,621,788
Renesas Electronics Corp. (c)	255,688	2,730,228
Shin-Etsu Chemical Co. Ltd.	46,400	6,376,961
Shiseido Co. Ltd.	38,200	1,805,769
SoftBank Group Corp.	87,200	3,586,557
Sony Group Corp.	52,900	4,565,327
Sumitomo Mitsui Financial Group, Inc.	174,200	5,263,270
Suzuki Motor Corp.	103,830	3,129,967
Tokio Marine Holdings, Inc.	115,048	6,220,496
Tokyo Electron Ltd.	3,800	1,603,397
Toyota Motor Corp.	931,525	15,960,480

TOTAL JAPAN		105,424,049

Korea (South) - 0.5%
Samsung Electronics Co. Ltd.	46,440	2,461,792
Luxembourg - 0.9%
ArcelorMittal SA (Netherlands)	159,300	4,644,822
Netherlands - 2.7%
AerCap Holdings NV (c)	28,600	1,335,906
Airbus Group NV	34,900	3,820,569
NN Group NV	112,968	5,533,354
Universal Music Group NV	154,692	3,589,847

TOTAL NETHERLANDS		14,279,676

Singapore - 1.5%
United Overseas Bank Ltd.	375,405	8,036,015
South Africa - 0.1%
Thungela Resources Ltd.	25,381	430,458
Spain - 1.9%
Banco Santander SA (Spain) (b)	2,336,382	6,827,727
Cellnex Telecom SA (a)	40,300	1,878,395
Unicaja Banco SA (a)	994,300	936,620

TOTAL SPAIN		9,642,742

Sweden - 1.6%
Investor AB (B Shares)	287,540	5,533,105
Sandvik AB	143,900	2,723,784

TOTAL SWEDEN		8,256,889

Switzerland - 6.1%
Novartis AG	63,850	5,642,381
Roche Holding AG (participation certificate)	10,330	3,830,509
Swiss Life Holding AG	6,383	3,732,239
UBS Group AG	498,158	8,388,981
Zurich Insurance Group Ltd.	21,781	9,916,234

TOTAL SWITZERLAND		31,510,344

United Kingdom - 13.4%
Anglo American PLC (United Kingdom)	205,096	9,083,904
AstraZeneca PLC (United Kingdom)	63,612	8,488,464
BAE Systems PLC	589,400	5,444,086
Barratt Developments PLC	259,367	1,586,819
Beazley PLC	277,900	1,496,935
BP PLC	2,327,002	11,234,289
Imperial Brands PLC	126,586	2,634,954
Lloyds Banking Group PLC	9,618,566	5,462,997
Shell PLC ADR	338,500	18,086,055
Standard Chartered PLC (United Kingdom)	835,998	5,715,151

TOTAL UNITED KINGDOM		69,233,654

TOTAL COMMON STOCKS
(Cost $495,853,697)		495,150,073

Nonconvertible Preferred Stocks - 1.1%
Germany - 1.1%
Porsche Automobil Holding SE (Germany)
(Cost $4,959,013)	66,800	5,509,659

Money Market Funds - 4.4%
Fidelity Cash Central Fund 0.32% (d)	14,803,633	14,806,594
Fidelity Securities Lending Cash Central Fund 0.32% (d)(e)	8,115,438	8,116,250
TOTAL MONEY MARKET FUNDS
(Cost $22,922,844)		22,922,844
TOTAL INVESTMENT IN SECURITIES - 101.1%
(Cost $523,735,554)		523,582,576
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(5,662,409)
NET ASSETS - 100%		$517,920,167

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $9,298,408 or 1.8% of net assets.

 (b) Security or a portion of the security is on loan at period end.

 (c) Non-income producing

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.32%	$6,277,780	$143,487,805	$134,958,991	$11,420	$--	$--	$14,806,594	0.0%
Fidelity Securities Lending Cash Central Fund 0.32%	--	26,735,608	18,619,358	10,995	--	--	8,116,250	0.0%
Total	$6,277,780	$170,223,413	$153,578,349	$22,415	$--	$--	$22,922,844

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$12,113,317	$--	$12,113,317	$--
Consumer Discretionary	35,524,266	--	35,524,266	--
Consumer Staples	9,423,645	--	9,423,645	--
Energy	53,870,071	18,086,055	35,784,016	--
Financials	158,627,537	8,388,981	150,238,556	--
Health Care	42,345,077	--	42,345,077	--
Industrials	69,058,446	4,819,974	64,238,472	--
Information Technology	18,468,948	--	18,468,948	--
Materials	78,061,988	4,176,390	73,885,598	--
Real Estate	10,367,765	--	10,367,765	--
Utilities	12,798,672	--	12,798,672	--
Money Market Funds	22,922,844	22,922,844	--	--
Total Investments in Securities:	$523,582,576	$58,394,244	$465,188,332	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2022 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $7,487,298) — See accompanying schedule: Unaffiliated issuers (cost $500,812,710)	$500,659,732
Fidelity Central Funds (cost $22,922,844)	22,922,844
Total Investment in Securities (cost $523,735,554)		$523,582,576
Foreign currency held at value (cost $101)		101
Receivable for investments sold		316,879
Receivable for fund shares sold		774,243
Dividends receivable		2,287,956
Reclaims receivable		1,593,180
Distributions receivable from Fidelity Central Funds		15,659
Prepaid expenses		215
Receivable from investment adviser for expense reductions		78,939
Total assets		528,649,748
Liabilities
Payable for investments purchased	$775,313
Payable for fund shares redeemed	1,306,422
Accrued management fee	383,662
Distribution and service plan fees payable	7,096
Other affiliated payables	93,635
Other payables and accrued expenses	47,203
Collateral on securities loaned	8,116,250
Total liabilities		10,729,581
Net Assets		$517,920,167
Net Assets consist of:
Paid in capital		$568,852,524
Total accumulated earnings (loss)		(50,932,357)
Net Assets		$517,920,167
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($13,213,977 ÷ 1,534,025 shares)(a)		$8.61
Maximum offering price per share (100/94.25 of $8.61)		$9.14
Class M:
Net Asset Value and redemption price per share ($4,011,858 ÷ 465,608 shares)(a)		$8.62
Maximum offering price per share (100/96.50 of $8.62)		$8.93
Class C:
Net Asset Value and offering price per share ($2,906,122 ÷ 336,108 shares)(a)		$8.65
International Value:
Net Asset Value, offering price and redemption price per share ($408,388,346 ÷ 47,423,051 shares)		$8.61
Class I:
Net Asset Value, offering price and redemption price per share ($34,627,628 ÷ 4,014,493 shares)		$8.63
Class Z:
Net Asset Value, offering price and redemption price per share ($54,772,236 ÷ 6,356,084 shares)		$8.62

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2022 (Unaudited)
Investment Income
Dividends		$7,952,726
Foreign tax reclaims		447,863
Income from Fidelity Central Funds (including $10,995 from security lending)		22,415
Income before foreign taxes withheld		8,423,004
Less foreign taxes withheld		(1,098,165)
Total income		7,324,839
Expenses
Management fee
Basic fee	$1,571,339
Performance adjustment	490,947
Transfer agent fees	384,601
Distribution and service plan fees	41,436
Accounting fees	120,393
Custodian fees and expenses	25,032
Independent trustees' fees and expenses	808
Registration fees	101,940
Audit	37,964
Legal	276
Miscellaneous	1,102
Total expenses before reductions	2,775,838
Expense reductions	(316,712)
Total expenses after reductions		2,459,126
Net investment income (loss)		4,865,713
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(2,525,293)
Foreign currency transactions	30,819
Total net realized gain (loss)		(2,494,474)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(41,282,264)
Assets and liabilities in foreign currencies	(196,832)
Total change in net unrealized appreciation (depreciation)		(41,479,096)
Net gain (loss)		(43,973,570)
Net increase (decrease) in net assets resulting from operations		$(39,107,857)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2022 (Unaudited)	Year ended October 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,865,713	$18,097,505
Net realized gain (loss)	(2,494,474)	66,222,015
Change in net unrealized appreciation (depreciation)	(41,479,096)	94,524,515
Net increase (decrease) in net assets resulting from operations	(39,107,857)	178,844,035
Distributions to shareholders	(17,928,873)	(9,153,610)
Share transactions - net increase (decrease)	165,790,729	(191,918,258)
Total increase (decrease) in net assets	108,753,999	(22,227,833)
Net Assets
Beginning of period	409,166,168	431,394,001
End of period	$517,920,167	$409,166,168

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity International Value Fund Class A

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$9.65	$6.87	$8.25	$8.13	$9.08	$7.78
Income from Investment Operations
Net investment income (loss)A,B	.09	.25C	.13	.25	.21	.17
Net realized and unrealized gain (loss)	(.75)	2.66	(1.24)	.08	(1.04)	1.31
Total from investment operations	(.66)	2.91	(1.11)	.33	(.83)	1.48
Distributions from net investment income	(.38)	(.13)	(.24)	(.21)	(.10)	(.17)
Distributions from net realized gain	–	–	(.03)	–	(.01)	(.01)
Total distributions	(.38)	(.13)	(.27)	(.21)	(.12)D	(.18)
Redemption fees added to paid in capitalA	–	–	–	–	–E	–E
Net asset value, end of period	$8.61	$9.65	$6.87	$8.25	$8.13	$9.08
Total ReturnF,G,H	(6.95)%	42.56%	(14.01)%	4.38%	(9.30)%	19.36%
Ratios to Average Net AssetsB,I,J
Expenses before reductions	1.53%K	1.37%	1.30%	1.14%	1.23%	1.33%
Expenses net of fee waivers, if any	1.30%K	1.33%	1.30%	1.13%	1.23%	1.33%
Expenses net of all reductions	1.30%K	1.33%	1.28%	1.12%	1.21%	1.32%
Net investment income (loss)	1.86%K	2.77%C	1.71%	3.19%	2.36%	2.01%
Supplemental Data
Net assets, end of period (000 omitted)	$13,214	$10,566	$5,947	$7,806	$7,887	$8,151
Portfolio turnover rateL	11%K	29%M	36%	47%	55%	50%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.09 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.73%.

 D Total distributions per share do not sum due to rounding.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the sales charges.

 I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 K Annualized

 L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity International Value Fund Class M

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$9.63	$6.86	$8.24	$8.11	$9.06	$7.76
Income from Investment Operations
Net investment income (loss)A,B	.07	.23C	.11	.23	.18	.14
Net realized and unrealized gain (loss)	(.73)	2.65	(1.25)	.08	(1.04)	1.31
Total from investment operations	(.66)	2.88	(1.14)	.31	(.86)	1.45
Distributions from net investment income	(.35)	(.11)	(.21)	(.18)	(.08)	(.14)
Distributions from net realized gain	–	–	(.03)	–	(.01)	(.01)
Total distributions	(.35)	(.11)	(.24)	(.18)	(.09)	(.15)
Redemption fees added to paid in capitalA	–	–	–	–	–D	–D
Net asset value, end of period	$8.62	$9.63	$6.86	$8.24	$8.11	$9.06
Total ReturnE,F,G	(6.97)%	42.20%	(14.29)%	4.11%	(9.59)%	19.04%
Ratios to Average Net AssetsB,H,I
Expenses before reductions	1.78%J	1.62%	1.57%	1.44%	1.56%	1.64%
Expenses net of fee waivers, if any	1.55%J	1.58%	1.57%	1.43%	1.55%	1.64%
Expenses net of all reductions	1.55%J	1.58%	1.55%	1.42%	1.54%	1.63%
Net investment income (loss)	1.60%J	2.51%C	1.44%	2.89%	2.04%	1.70%
Supplemental Data
Net assets, end of period (000 omitted)	$4,012	$4,375	$2,884	$3,756	$3,920	$4,181
Portfolio turnover rateK	11%J	29%L	36%	47%	55%	50%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.09 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.48%.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity International Value Fund Class C

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$9.60	$6.85	$8.22	$8.08	$9.04	$7.75
Income from Investment Operations
Net investment income (loss)A,B	.05	.18C	.07	.19	.14	.10
Net realized and unrealized gain (loss)	(.73)	2.65	(1.24)	.08	(1.04)	1.31
Total from investment operations	(.68)	2.83	(1.17)	.27	(.90)	1.41
Distributions from net investment income	(.27)	(.08)	(.17)	(.13)	(.04)	(.11)
Distributions from net realized gain	–	–	(.03)	–	(.01)	(.01)
Total distributions	(.27)	(.08)	(.20)	(.13)	(.06)D	(.12)
Redemption fees added to paid in capitalA	–	–	–	–	–E	–E
Net asset value, end of period	$8.65	$9.60	$6.85	$8.22	$8.08	$9.04
Total ReturnF,G,H	(7.17)%	41.45%	(14.67)%	3.53%	(10.06)%	18.41%
Ratios to Average Net AssetsB,I,J
Expenses before reductions	2.28%K	2.12%	2.07%	1.93%	2.04%	2.12%
Expenses net of fee waivers, if any	2.05%K	2.09%	2.07%	1.92%	2.04%	2.12%
Expenses net of all reductions	2.05%K	2.09%	2.05%	1.91%	2.02%	2.11%
Net investment income (loss)	1.10%K	2.00%C	.94%	2.40%	1.55%	1.22%
Supplemental Data
Net assets, end of period (000 omitted)	$2,906	$3,177	$2,947	$3,839	$5,339	$5,171
Portfolio turnover rateL	11%K	29%M	36%	47%	55%	50%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.09 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .97%.

 D Total distributions per share do not sum due to rounding.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the contingent deferred sales charge.

 I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 K Annualized

 L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity International Value Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$9.66	$6.87	$8.25	$8.14	$9.09	$7.79
Income from Investment Operations
Net investment income (loss)A,B	.10	.28C	.15	.28	.24	.20
Net realized and unrealized gain (loss)	(.74)	2.66	(1.23)	.07	(1.04)	1.31
Total from investment operations	(.64)	2.94	(1.08)	.35	(.80)	1.51
Distributions from net investment income	(.41)	(.15)	(.27)	(.24)	(.14)	(.20)
Distributions from net realized gain	–	–	(.03)	–	(.01)	(.01)
Total distributions	(.41)	(.15)	(.30)	(.24)	(.15)	(.21)
Redemption fees added to paid in capitalA	–	–	–	–	–D	–D
Net asset value, end of period	$8.61	$9.66	$6.87	$8.25	$8.14	$9.09
Total ReturnE,F	(6.81)%	43.08%	(13.70)%	4.65%	(8.95)%	19.83%
Ratios to Average Net AssetsB,G,H
Expenses before reductions	1.18%I	1.01%	.94%	.79%	.89%	.97%
Expenses net of fee waivers, if any	1.05%I	1.01%	.94%	.78%	.89%	.97%
Expenses net of all reductions	1.05%I	1.01%	.92%	.78%	.87%	.96%
Net investment income (loss)	2.10%I	3.09%C	2.07%	3.54%	2.70%	2.36%
Supplemental Data
Net assets, end of period (000 omitted)	$408,388	$372,441	$406,661	$442,816	$433,015	$359,770
Portfolio turnover rateJ	11%I	29%K	36%	47%	55%	50%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.09 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 2.05%.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity International Value Fund Class I

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$9.67	$6.88	$8.26	$8.15	$9.10	$7.80
Income from Investment Operations
Net investment income (loss)A,B	.09	.28C	.15	.27	.23	.19
Net realized and unrealized gain (loss)	(.73)	2.66	(1.24)	.08	(1.04)	1.31
Total from investment operations	(.64)	2.94	(1.09)	.35	(.81)	1.50
Distributions from net investment income	(.40)	(.15)	(.26)	(.24)	(.13)	(.19)
Distributions from net realized gain	–	–	(.03)	–	(.01)	(.01)
Total distributions	(.40)	(.15)	(.29)	(.24)	(.14)	(.20)
Redemption fees added to paid in capitalA	–	–	–	–	–D	–D
Net asset value, end of period	$8.63	$9.67	$6.88	$8.26	$8.15	$9.10
Total ReturnE,F	(6.75)%	43.05%	(13.75)%	4.57%	(9.04)%	19.68%
Ratios to Average Net AssetsB,G,H
Expenses before reductions	1.19%I	1.07%	.98%	.86%	.97%	1.10%
Expenses net of fee waivers, if any	1.05%I	1.05%	.98%	.85%	.97%	1.10%
Expenses net of all reductions	1.05%I	1.05%	.97%	.85%	.95%	1.09%
Net investment income (loss)	2.10%I	3.05%C	2.03%	3.47%	2.62%	2.23%
Supplemental Data
Net assets, end of period (000 omitted)	$34,628	$6,661	$10,406	$8,495	$6,779	$5,523
Portfolio turnover rateJ	11%I	29%K	36%	47%	55%	50%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.10 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 2.01%.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity International Value Fund Class Z

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2022	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$9.67	$6.87	$8.25	$8.14	$8.81
Income from Investment Operations
Net investment income (loss)B,C	.10	.30D	.16	.29	.01
Net realized and unrealized gain (loss)	(.74)	2.65	(1.23)	.08	(.68)
Total from investment operations	(.64)	2.95	(1.07)	.37	(.67)
Distributions from net investment income	(.41)	(.15)	(.28)	(.26)	–
Distributions from net realized gain	–	–	(.03)	–	–
Total distributions	(.41)	(.15)	(.31)	(.26)	–
Redemption fees added to paid in capitalB	–	–	–	–	–E
Net asset value, end of period	$8.62	$9.67	$6.87	$8.25	$8.14
Total ReturnF,G	(6.74)%	43.35%	(13.58)%	4.84%	(7.60)%
Ratios to Average Net AssetsC,H,I
Expenses before reductions	1.07%J	.89%	.82%	.67%	.84%J
Expenses net of fee waivers, if any	.90%J	.89%	.82%	.67%	.84%J
Expenses net of all reductions	.90%J	.89%	.81%	.66%	.82%J
Net investment income (loss)	2.25%J	3.21%D	2.19%	3.66%	1.58%J
Supplemental Data
Net assets, end of period (000 omitted)	$54,772	$11,946	$2,549	$2,249	$92
Portfolio turnover rateK	11%J	29%L	36%	47%	55%

 A For the period October 2, 2018 (commencement of sale of shares) through October 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.10 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 2.17%.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2022

1. Organization.

Fidelity International Value Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, International Value, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2022 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign tax reclaims. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), redemptions in kind, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$49,735,367
Gross unrealized depreciation	(59,052,332)
Net unrealized appreciation (depreciation)	$(9,316,965)
Tax cost	$532,899,541

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(12,286,570)
Long-term	(33,247,288)
Total capital loss carryforward	$(45,533,858)

Due to large redemptions in a prior period, $45,054,107 of capital losses that will be available to offset future capital gains of the Fund will be limited to approximately $5,836,972 per year.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity International Value Fund	167,404,770	23,284,789

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of International Value as compared to its benchmark index, the MSCI EAFE Value Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .89% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$15,069	$825
Class M	.25%	.25%	10,544	–
Class C	.75%	.25%	15,823	3,268
			$41,436	$4,093

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$4,870
Class M	97
Class C(a)	115
$5,082

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets (a)
Class A	$16,196.27
Class M	5,693.27
Class C	4,299.27
International Value	343,405.17
Class I	10,500.16
Class Z	4,508.04
	$384,601

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity International Value Fund	.05

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity International Value Fund	$48

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity International Value Fund	6,362,711	409,457	59,101

Prior Fiscal Year Affiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)	Participating classes
Fidelity International Value Fund	25,377,058	57,480,336	238,544,345	Class Z

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity International Value Fund	$371

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity International Value Fund	$1,315	$–	$–

8. Expense Reductions.

The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through February 28, 2023. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.30%	$13,759
Class M	1.55%	4,809
Class C	2.05%	3,647
International Value	1.05%	260,026
Class I	1.05%	9,066
Class Z	.90%	18,834
		$310,141

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $6,571.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2022	Year ended October 31, 2021
Fidelity International Value Fund
Distributions to shareholders
Class A	$431,993	$106,686
Class M	159,041	46,945
Class C	89,688	32,999
International Value	16,448,559	8,705,034
Class I	270,723	210,394
Class Z	528,869	51,552
Total	$17,928,873	$9,153,610

10. Share Transactions.

Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2022	Year ended October 31, 2021	Six months ended April 30, 2022	Year ended October 31, 2021
Fidelity International Value Fund
Class A
Shares sold	584,997	379,781	$5,414,340	$3,507,076
Reinvestment of distributions	47,745	12,439	425,405	104,422
Shares redeemed	(193,603)	(163,522)	(1,795,120)	(1,470,744)
Net increase (decrease)	439,139	228,698	$4,044,625	$2,140,754
Class M
Shares sold	49,674	71,451	$455,351	$640,857
Reinvestment of distributions	17,121	5,424	152,718	45,591
Shares redeemed	(55,423)	(43,156)	(517,866)	(385,663)
Net increase (decrease)	11,372	33,719	$90,203	$300,785
Class C
Shares sold	46,938	92,170	$440,611	$842,206
Reinvestment of distributions	9,999	3,921	89,688	32,999
Shares redeemed	(51,555)	(195,756)	(470,394)	(1,803,534)
Net increase (decrease)	5,382	(99,665)	$59,905	$(928,329)
International Value
Shares sold	15,973,731	13,959,911	$146,420,386	$129,814,337
Reinvestment of distributions	1,569,596	534,908	13,969,404	4,484,422
Shares redeemed	(8,675,550)	(35,146,329)	(76,798,032)	(331,246,581)
Net increase (decrease)	8,867,777	(20,651,510)	$83,591,758	$(196,947,822)
Class I
Shares sold	3,527,064	2,362,565	$32,744,133	$22,186,695
Reinvestment of distributions	29,506	24,378	263,195	204,597
Shares redeemed	(230,911)	(3,211,043)	(2,095,966)	(29,755,410)
Net increase (decrease)	3,325,659	(824,100)	$30,911,362	$(7,364,118)
Class Z
Shares sold	5,774,068	28,776,748	$53,141,102	$272,875,410
Reinvestment of distributions	56,409	5,969	502,041	50,000
Shares redeemed	(710,389)	(27,917,700)	(6,550,267)	(262,044,938)
Net increase (decrease)	5,120,088	865,017	$47,092,876	$10,880,472

11. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

VIP Funds Manager 60% Portfolio
Fidelity International Value Fund	13%

12. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2021 to April 30, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2021	Ending Account Value April 30, 2022	Expenses Paid During Period-B November 1, 2021 to April 30, 2022
Fidelity International Value Fund
Class A	1.30%
Actual		$1,000.00	$930.50	$6.22
Hypothetical-C		$1,000.00	$1,018.35	$6.51
Class M	1.55%
Actual		$1,000.00	$930.30	$7.42
Hypothetical-C		$1,000.00	$1,017.11	$7.75
Class C	2.05%
Actual		$1,000.00	$928.30	$9.80
Hypothetical-C		$1,000.00	$1,014.63	$10.24
International Value	1.05%
Actual		$1,000.00	$931.90	$5.03
Hypothetical-C		$1,000.00	$1,019.59	$5.26
Class I	1.05%
Actual		$1,000.00	$932.50	$5.03
Hypothetical-C		$1,000.00	$1,019.59	$5.26
Class Z	.90%
Actual		$1,000.00	$932.60	$4.31
Hypothetical-C		$1,000.00	$1,020.33	$4.51

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

FIV-SANN-0622
1.827485.115

Fidelity® International Discovery Fund

Semi-Annual Report

April 30, 2022

Includes Fidelity and Fidelity Advisor share classes

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2022
Japan	16.9%
France	11.6%
United Kingdom	10.2%
Switzerland	7.8%
Germany	7.1%
India	6.2%
Netherlands	4.8%
Canada	4.6%
Sweden	3.8%
Other*	27.0%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2022

% of fund's net assets
Stocks	96.9
Short-Term Investments and Net Other Assets (Liabilities)	3.1

Top Ten Stocks as of April 30, 2022

% of fund's net assets
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	3.2
Nestle SA (Reg. S) (Switzerland, Food Products)	2.8
Equinor ASA (Norway, Oil, Gas & Consumable Fuels)	2.6
ASML Holding NV (Netherlands) (Netherlands, Semiconductors & Semiconductor Equipment)	2.4
LVMH Moet Hennessy Louis Vuitton SE (France, Textiles, Apparel & Luxury Goods)	2.3
Canadian Natural Resources Ltd. (Canada, Oil, Gas & Consumable Fuels)	2.1
ORIX Corp. (Japan, Diversified Financial Services)	1.5
Anglo American PLC (United Kingdom) (United Kingdom, Metals & Mining)	1.5
Sony Group Corp. (Japan, Household Durables)	1.5
Housing Development Finance Corp. Ltd. (India, Thrifts & Mortgage Finance)	1.5
21.4

Market Sectors as of April 30, 2022

% of fund's net assets
Financials	18.2
Industrials	15.1
Health Care	14.3
Information Technology	13.9
Consumer Discretionary	10.3
Energy	7.6
Materials	7.5
Consumer Staples	5.4
Communication Services	2.4
Real Estate	1.5
Utilities	0.7

Schedule of Investments April 30, 2022 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.0%
	Shares	Value (000s)
Australia - 2.0%
Bapcor Ltd.	5,715,072	$27,091
Flight Centre Travel Group Ltd. (a)(b)	3,339,291	52,149
Iperionx Ltd. (a)(c)	12,148,521	9,860
Lynas Rare Earths Ltd. (a)	3,080,970	19,334
National Storage REIT unit	41,443,006	75,064
Rio Tinto Ltd.	354	28

TOTAL AUSTRALIA		183,526

Austria - 0.7%
Erste Group Bank AG	998,604	31,092
Wienerberger AG	1,134,408	32,022

TOTAL AUSTRIA		63,114

Bailiwick of Jersey - 0.9%
Experian PLC	1,360,119	46,971
JTC PLC (d)	3,301,391	32,057

TOTAL BAILIWICK OF JERSEY		79,028

Belgium - 2.3%
KBC Group NV	1,517,846	103,262
UCB SA	885,407	100,647

TOTAL BELGIUM		203,909

Brazil - 0.2%
Rede D'Oregon Sao Luiz SA (d)	2,095,900	15,571
British Virgin Islands - 0.0%
Fix Price Group Ltd. GDR (Reg. S) (e)	623,987	230
Canada - 4.6%
Canadian Natural Resources Ltd.	3,084,221	190,890
Constellation Software, Inc.	57,161	89,964
Definity Financial Corp.	519,608	13,558
Nutrien Ltd.	719,382	70,692
The Toronto-Dominion Bank	595,928	43,044
Topicus.Com, Inc.	104,138	6,477

TOTAL CANADA		414,625

Cayman Islands - 1.1%
Antengene Corp. (a)(d)	8,471,069	6,663
Bilibili, Inc. Class Z (a)	571,756	13,922
JD.com, Inc. Class A	472,160	14,721
Medlive Technology Co. Ltd. (d)	2,295,447	2,679
Meituan Class B (a)(d)	771,216	16,524
Silergy Corp.	310,000	27,616
Tencent Holdings Ltd.	277,000	13,054

TOTAL CAYMAN ISLANDS		95,179

China - 0.2%
Asymchem Laboratories Tianjin Co. Ltd. (H Shares) (d)	179,405	3,865
WuXi AppTec Co. Ltd. (H Shares) (d)	962,372	13,090

TOTAL CHINA		16,955

Denmark - 1.1%
ORSTED A/S (d)	592,752	65,576
Vestas Wind Systems A/S	1,338,189	34,125

TOTAL DENMARK		99,701

Finland - 0.4%
Musti Group OYJ	551,188	12,969
Neste OYJ	513,895	22,051

TOTAL FINLAND		35,020

France - 11.6%
Air Liquide SA	532,200	92,075
Antin Infrastructure Partners SA	37,169	966
AXA SA (b)	4,064,013	107,514
BNP Paribas SA	1,268,645	65,781
Capgemini SA	625,988	127,438
Edenred SA	979,497	49,192
Exclusive Networks SA	1,478,835	27,953
Hydrogen Refueling Solutions (a)	47,758	1,054
L'Oreal SA	232,713	84,663
LVMH Moet Hennessy Louis Vuitton SE	318,091	205,848
Sanofi SA (b)	1,014,000	107,175
Teleperformance	178,128	63,932
TotalEnergies SE	1,773,043	87,062
Worldline SA (a)(d)	446,947	17,585

TOTAL FRANCE		1,038,238

Germany - 7.1%
Allianz SE	330,440	74,559
Brenntag SE	851,267	65,687
Deutsche Post AG	2,550,200	108,951
Instone Real Estate Group BV (d)	596,747	9,161
Linde PLC	159,972	50,173
Mercedes-Benz Group AG (Germany)	1,671,296	116,658
Merck KGaA	153,046	28,394
Nexus AG	562,762	27,444
Rheinmetall AG	145,681	32,840
Siemens AG	773,715	95,132
Siemens Healthineers AG (d)	487,159	26,048

TOTAL GERMANY		635,047

Hong Kong - 2.5%
AIA Group Ltd.	13,193,929	129,614
Hong Kong Exchanges and Clearing Ltd.	1,179,240	50,022
Techtronic Industries Co. Ltd.	3,483,338	46,496

TOTAL HONG KONG		226,132

Hungary - 0.2%
Richter Gedeon PLC	872,154	17,395
India - 5.9%
Avenue Supermarts Ltd. (a)(d)	505,358	25,856
Delhivery Private Ltd. (e)(f)	1,020,800	5,846
Eicher Motors Ltd.	595,700	20,297
HDFC Bank Ltd.	3,117,382	55,820
HDFC Bank Ltd. sponsored ADR	1,615,699	89,203
Housing Development Finance Corp. Ltd.	4,533,815	130,651
Pine Labs Private Ltd. (e)(f)	8,672	4,853
PVR Ltd. (a)	649,600	15,340
Reliance Industries Ltd.	2,618,180	94,748
Reliance Industries Ltd. sponsored GDR (d)	405,971	29,031
Star Health & Allied Insurance Co. Ltd.	992,200	9,123
Sunteck Realty Ltd. (a)	2,762,804	17,235
Vijaya Diagnostic Centre Pvt Ltd.	3,895,982	23,156
Zomato Ltd. (a)(f)	10,934,400	9,738

TOTAL INDIA		530,897

Ireland - 2.6%
Cairn Homes PLC	28,679,227	34,559
CRH PLC	2,319,808	91,690
Dalata Hotel Group PLC (a)(c)	11,457,263	52,333
ICON PLC (a)	110,487	24,993
Kingspan Group PLC (Ireland)	238,375	22,190
Ryanair Holdings PLC sponsored ADR (a)	141,996	12,399

TOTAL IRELAND		238,164

Italy - 0.8%
BFF Bank SpA (d)	3,235,429	20,175
Intesa Sanpaolo SpA	17,032,555	34,708
UniCredit SpA	1,572,506	14,554

TOTAL ITALY		69,437

Japan - 16.9%
Daiichi Sankyo Kabushiki Kaisha	1,806,435	45,484
FUJIFILM Holdings Corp.	1,209,443	66,485
Fujitsu Ltd.	355,508	53,735
Hitachi Ltd.	2,507,886	118,940
Hoya Corp.	1,137,683	112,906
Itochu Corp.	2,908,927	87,794
JEOL Ltd.	1,042,163	46,802
Keyence Corp.	131,958	53,048
Minebea Mitsumi, Inc.	4,360,588	83,663
Misumi Group, Inc.	961,589	24,111
Mitsubishi UFJ Financial Group, Inc.	9,817,220	57,071
Olympus Corp.	3,379,450	59,482
ORIX Corp.	7,382,075	134,641
Persol Holdings Co. Ltd.	2,380,627	47,231
Recruit Holdings Co. Ltd.	1,962,347	71,197
Renesas Electronics Corp. (a)	7,095,538	75,766
Shin-Etsu Chemical Co. Ltd.	722,785	99,336
SMC Corp.	72,800	35,251
Sony Group Corp.	1,531,593	132,178
TIS, Inc.	1,454,832	32,675
Z Holdings Corp.	12,392,174	48,650
ZOZO, Inc.	1,389,565	29,094

TOTAL JAPAN		1,515,540

Korea (South) - 0.6%
SK Hynix, Inc.	597,000	52,036
Luxembourg - 0.7%
B&M European Value Retail SA	3,262,127	19,987
Eurofins Scientific SA	482,858	44,876

TOTAL LUXEMBOURG		64,863

Netherlands - 4.8%
Airbus Group NV	887,577	97,165
ASML Holding NV (Netherlands)	384,914	218,454
IMCD NV	230,931	36,769
ING Groep NV (Certificaten Van Aandelen)	4,883,743	46,270
RHI Magnesita NV	426,138	12,678
Universal Music Group NV	957,757	22,226

TOTAL NETHERLANDS		433,562

New Zealand - 0.8%
EBOS Group Ltd.	1,569,271	42,802
Ryman Healthcare Group Ltd.	5,697,886	33,722

TOTAL NEW ZEALAND		76,524

Norway - 2.9%
Equinor ASA	6,844,594	231,344
Schibsted ASA (A Shares)	1,158,980	24,152
Volue A/S (a)	1,002,247	4,274

TOTAL NORWAY		259,770

Spain - 1.7%
Aena SME SA (a)(d)	138,496	19,654
Amadeus IT Holding SA Class A (a)	1,333,758	83,577
Cellnex Telecom SA (d)	1,098,562	51,204

TOTAL SPAIN		154,435

Sweden - 3.7%
ASSA ABLOY AB (B Shares)	3,434,990	86,810
EQT AB	994,235	28,139
HEXPOL AB (B Shares)	2,011,043	17,267
Indutrade AB	2,888,566	68,135
Kry International AB (e)(f)	4,183	1,474
Lagercrantz Group AB (B Shares)	3,013,979	30,682
Nibe Industrier AB (B Shares)	1,696,725	16,635
Nordnet AB	1,939,582	33,642
Svenska Handelsbanken AB (A Shares)	4,815,857	48,574

TOTAL SWEDEN		331,358

Switzerland - 7.8%
Dufry AG (a)	288,791	11,495
Lonza Group AG	84,793	49,997
Nestle SA (Reg. S)	1,921,269	248,024
Partners Group Holding AG	55,714	59,029
Roche Holding AG (participation certificate)	779,018	288,868
Sika AG	137,396	41,969

TOTAL SWITZERLAND		699,382

Taiwan - 1.5%
MediaTek, Inc.	1,624,000	44,796
Taiwan Semiconductor Manufacturing Co. Ltd.	4,776,000	86,411

TOTAL TAIWAN		131,207

United Kingdom - 10.2%
Anglo American PLC (United Kingdom)	2,998,123	132,790
AstraZeneca PLC (United Kingdom)	974,828	130,082
Big Yellow Group PLC	2,156,990	38,981
Bytes Technology Group PLC	875,230	4,865
Compass Group PLC	5,022,015	105,974
Dechra Pharmaceuticals PLC	598,326	27,113
Diageo PLC	2,327,664	116,124
Dr. Martens Ltd.	4,332,528	11,328
Harbour Energy PLC	4,290,301	26,904
JD Sports Fashion PLC	16,142,898	26,598
Lloyds Banking Group PLC	67,623,969	38,408
M&G PLC	37,301,084	99,032
Prudential PLC	5,491,889	68,366
S4 Capital PLC (a)	3,814,565	14,428
Smart Metering Systems PLC	2,925,309	30,258
Starling Bank Ltd. Series D (a)(e)(f)	6,223,100	18,452
Vistry Group PLC	2,730,894	28,492
Zegona Communications PLC (c)	330,698	359

TOTAL UNITED KINGDOM		918,554

United States of America - 0.2%
NICE Ltd. sponsored ADR (a)	79,661	16,443
TOTAL COMMON STOCKS
(Cost $7,257,137)		8,615,842

Preferred Stocks - 0.9%
Convertible Preferred Stocks - 0.5%
China - 0.3%
ByteDance Ltd. Series E1 (a)(e)(f)	131,235	16,807
dMed Biopharmaceutical Co. Ltd. Series C (a)(e)(f)	727,754	7,219
		24,026
Estonia - 0.2%
Bolt Technology OU Series E (e)(f)	87,239	21,168

TOTAL CONVERTIBLE PREFERRED STOCKS		45,194

Nonconvertible Preferred Stocks - 0.4%
India - 0.3%
Pine Labs Private Ltd.:
Series 1 (e)(f)	20,726	11,598
Series A (e)(f)	5,179	2,898
Series B (e)(f)	5,635	3,153
Series B2 (e)(f)	4,558	2,551
Series C (e)(f)	8,478	4,744
Series C1 (e)(f)	1,786	999
Series D (e)(f)	1,910	1,069
		27,012
Sweden - 0.1%
Kry International AB Series E (e)(f)	24,162	8,514

TOTAL NONCONVERTIBLE PREFERRED STOCKS		35,526

TOTAL PREFERRED STOCKS
(Cost $76,424)		80,720

Money Market Funds - 5.0%
Fidelity Cash Central Fund 0.32% (g)	304,537,517	304,598
Fidelity Securities Lending Cash Central Fund 0.32% (g)(h)	142,581,617	142,596
TOTAL MONEY MARKET FUNDS
(Cost $447,194)		447,194
TOTAL INVESTMENT IN SECURITIES - 101.9%
(Cost $7,780,755)		9,143,756
NET OTHER ASSETS (LIABILITIES) - (1.9)%		(170,874)
NET ASSETS - 100%		$8,972,882

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $354,739,000 or 4.0% of net assets.

 (e) Level 3 security

 (f) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $121,083,000 or 1.3% of net assets.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Bolt Technology OU Series E	1/3/22	$22,664
ByteDance Ltd. Series E1	11/18/20	$14,380
Delhivery Private Ltd.	5/20/21	$4,983
dMed Biopharmaceutical Co. Ltd. Series C	12/1/20	$10,336
Kry International AB	5/14/21	$1,817
Kry International AB Series E	5/14/21	$11,046
Pine Labs Private Ltd.	6/30/21	$3,233
Pine Labs Private Ltd. Series 1	6/30/21	$7,728
Pine Labs Private Ltd. Series A	6/30/21	$1,931
Pine Labs Private Ltd. Series B	6/30/21	$2,101
Pine Labs Private Ltd. Series B2	6/30/21	$1,699
Pine Labs Private Ltd. Series C	6/30/21	$3,161
Pine Labs Private Ltd. Series C1	6/30/21	$666
Pine Labs Private Ltd. Series D	6/30/21	$712
Starling Bank Ltd. Series D	6/18/21	$11,126
Zomato Ltd.	12/9/20 - 2/10/21	$7,648

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.32%	$398,277	$1,468,867	$1,562,546	$245	$--	$--	$304,598	0.6%
Fidelity Securities Lending Cash Central Fund 0.32%	2,886	476,960	337,250	211	--	--	142,596	0.4%
Total	$401,163	$1,945,827	$1,899,796	$456	$--	$--	$447,194

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable.

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Dalata Hotel Group PLC	$56,215	$--	$6,436	$--	$(4,125)	$6,679	$52,333
Iperionx Ltd.	9,332	--	176	--	(49)	753	9,860
Zegona Communications PLC	495	--	9	--	--	(127)	359
Total	$66,042	$--	$6,621	$--	$(4,174)	$7,305	$62,552

 (a) Includes the value of securities delivered through in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Communication Services	$203,335	$--	$203,335	$--
Consumer Discretionary	928,263	--	928,033	230
Consumer Staples	474,667	--	474,667	--
Energy	682,030	190,890	491,140	--
Financials	1,637,327	145,805	1,473,070	18,452
Health Care	1,286,473	57,959	1,221,295	7,219
Industrials	1,359,236	12,399	1,340,991	5,846
Information Technology	1,249,300	112,884	1,056,588	79,828
Materials	669,914	70,692	599,222	--
Real Estate	140,441	--	140,441	--
Utilities	65,576	--	65,576	--
Money Market Funds	447,194	447,194	--	--
Total Investments in Securities:	$9,143,756	$1,037,823	$7,994,358	$111,575

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

(Amounts in thousands)
Investments in Securities:
Beginning Balance	$78,917
Net Realized Gain (Loss) on Investment Securities	(1,911)
Net Unrealized Gain (Loss) on Investment Securities	5,108
Cost of Purchases	22,664
Proceeds of Sales	(3,244)
Amortization/Accretion	--
Transfers into Level 3	10,041
Transfers out of Level 3	--
Ending Balance	$111,575
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2022	$5,108

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		April 30, 2022 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $134,200) — See accompanying schedule: Unaffiliated issuers (cost $7,268,618)	$8,634,010
Fidelity Central Funds (cost $447,194)	447,194
Other affiliated issuers (cost $64,943)	62,552
Total Investment in Securities (cost $7,780,755)		$9,143,756
Foreign currency held at value (cost $1,869)		1,870
Receivable for investments sold		8,088
Receivable for fund shares sold		9,914
Dividends receivable		24,143
Reclaims receivable		27,021
Distributions receivable from Fidelity Central Funds		106
Prepaid expenses		4
Other receivables		3,724
Total assets		9,218,626
Liabilities
Payable for investments purchased	$78,538
Payable for fund shares redeemed	12,117
Accrued management fee	6,560
Distribution and service plan fees payable	50
Other affiliated payables	935
Other payables and accrued expenses	4,948
Collateral on securities loaned	142,596
Total liabilities		245,744
Net Assets		$8,972,882
Net Assets consist of:
Paid in capital		$7,692,191
Total accumulated earnings (loss)		1,280,691
Net Assets		$8,972,882
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($159,747 ÷ 3,763.87 shares)(a)		$42.44
Maximum offering price per share (100/94.25 of $42.44)		$45.03
Class M:
Net Asset Value and redemption price per share ($19,221 ÷ 455.99 shares)(a)		$42.15
Maximum offering price per share (100/96.50 of $42.15)		$43.68
Class C:
Net Asset Value and offering price per share ($7,230 ÷ 173.06 shares)(a)		$41.78
International Discovery:
Net Asset Value, offering price and redemption price per share ($4,017,212 ÷ 93,874.63 shares)		$42.79
Class K:
Net Asset Value, offering price and redemption price per share ($852,486 ÷ 19,991.00 shares)		$42.64
Class I:
Net Asset Value, offering price and redemption price per share ($592,249 ÷ 13,891.47 shares)		$42.63
Class Z:
Net Asset Value, offering price and redemption price per share ($3,324,737 ÷ 78,068.16 shares)		$42.59

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended April 30, 2022 (Unaudited)
Investment Income
Dividends		$98,251
Non-Cash dividends		35,193
Income from Fidelity Central Funds (including $211 from security lending)		456
Income before foreign taxes withheld		133,900
Less foreign taxes withheld		(11,156)
Total income		122,744
Expenses
Management fee
Basic fee	$33,451
Performance adjustment	9,377
Transfer agent fees	4,899
Distribution and service plan fees	334
Accounting fees	892
Custodian fees and expenses	590
Independent trustees' fees and expenses	18
Registration fees	185
Audit	116
Legal	8
Miscellaneous	20
Total expenses before reductions	49,890
Expense reductions	(151)
Total expenses after reductions		49,739
Net investment income (loss)		73,005
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	57,720
Affiliated issuers	(4,174)
Foreign currency transactions	(1,127)
Total net realized gain (loss)		52,419
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $5,972)	(2,314,102)
Affiliated issuers	7,305
Assets and liabilities in foreign currencies	(2,866)
Total change in net unrealized appreciation (depreciation)		(2,309,663)
Net gain (loss)		(2,257,244)
Net increase (decrease) in net assets resulting from operations		$(2,184,239)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2022 (Unaudited)	Year ended October 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$73,005	$70,896
Net realized gain (loss)	52,419	1,053,318
Change in net unrealized appreciation (depreciation)	(2,309,663)	1,775,523
Net increase (decrease) in net assets resulting from operations	(2,184,239)	2,899,737
Distributions to shareholders	(1,127,528)	(373,978)
Share transactions - net increase (decrease)	1,016,311	(89,410)
Total increase (decrease) in net assets	(2,295,456)	2,436,349
Net Assets
Beginning of period	11,268,338	8,831,989
End of period	$8,972,882	$11,268,338

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity International Discovery Fund Class A

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$58.79	$45.84	$43.31	$39.99	$46.66	$37.60
Income from Investment Operations
Net investment income (loss)A,B	.26	.18	.16	.63C	.37	.36
Net realized and unrealized gain (loss)	(10.85)	14.60	3.27	3.93	(4.87)	9.22
Total from investment operations	(10.59)	14.78	3.43	4.56	(4.50)	9.58
Distributions from net investment income	(1.38)	(.12)	(.62)	(.33)	(.34)	(.47)
Distributions from net realized gain	(4.38)	(1.71)	(.28)	(.91)	(1.83)	(.05)
Total distributions	(5.76)	(1.83)	(.90)	(1.24)	(2.17)	(.52)
Redemption fees added to paid in capitalA	–	–	–	–	–	–D
Net asset value, end of period	$42.44	$58.79	$45.84	$43.31	$39.99	$46.66
Total ReturnE,F,G	(19.67)%	32.86%	8.02%	11.90%	(10.11)%	25.87%
Ratios to Average Net AssetsB,H,I
Expenses before reductions	1.33%J	1.32%	1.36%	1.12%	1.22%	1.29%
Expenses net of fee waivers, if any	1.33%J	1.32%	1.36%	1.12%	1.22%	1.29%
Expenses net of all reductions	1.33%J	1.32%	1.36%	1.11%	1.21%	1.27%
Net investment income (loss)	1.05%J	.32%	.38%	1.57%C	.83%	.88%
Supplemental Data
Net assets, end of period (in millions)	$160	$206	$173	$185	$191	$248
Portfolio turnover rateK	42%J,L	41%L	34%L	70%L	45%L	42%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.21 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s) the ratio of net investment income (loss) to average net assets would have been 1.05%.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity International Discovery Fund Class M

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$58.35	$45.53	$43.01	$39.71	$46.35	$37.34
Income from Investment Operations
Net investment income (loss)A,B	.20	.04	.06	.53C	.27	.26
Net realized and unrealized gain (loss)	(10.79)	14.51	3.24	3.91	(4.84)	9.17
Total from investment operations	(10.59)	14.55	3.30	4.44	(4.57)	9.43
Distributions from net investment income	(1.23)	(.02)	(.51)	(.22)	(.24)	(.37)
Distributions from net realized gain	(4.38)	(1.71)	(.28)	(.91)	(1.83)	(.05)
Total distributions	(5.61)	(1.73)	(.78)D	(1.14)D	(2.07)	(.42)
Redemption fees added to paid in capitalA	–	–	–	–	–	–E
Net asset value, end of period	$42.15	$58.35	$45.53	$43.01	$39.71	$46.35
Total ReturnF,G,H	(19.78)%	32.53%	7.77%	11.62%	(10.31)%	25.57%
Ratios to Average Net AssetsB,I,J
Expenses before reductions	1.58%K	1.57%	1.61%	1.37%	1.46%	1.53%
Expenses net of fee waivers, if any	1.57%K	1.57%	1.61%	1.37%	1.46%	1.52%
Expenses net of all reductions	1.57%K	1.57%	1.60%	1.35%	1.45%	1.51%
Net investment income (loss)	.81%K	.07%	.13%	1.32%C	.59%	.64%
Supplemental Data
Net assets, end of period (in millions)	$19	$25	$21	$24	$28	$35
Portfolio turnover rateL	42%K,M	41%M	34%M	70%M	45%M	42%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.21 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s) the ratio of net investment income (loss) to average net assets would have been .80%.

 D Total distributions per share do not sum due to rounding.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the sales charges.

 I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 K Annualized

 L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity International Discovery Fund Class C

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$57.59	$45.18	$42.60	$39.32	$45.94	$36.96
Income from Investment Operations
Net investment income (loss)A,B	.06	(.27)	(.18)	.31C	.02	.04
Net realized and unrealized gain (loss)	(10.69)	14.38	3.22	3.88	(4.79)	9.12
Total from investment operations	(10.63)	14.11	3.04	4.19	(4.77)	9.16
Distributions from net investment income	(.80)	–	(.19)	–	(.02)	(.13)
Distributions from net realized gain	(4.38)	(1.70)	(.28)	(.91)	(1.83)	(.05)
Total distributions	(5.18)	(1.70)	(.46)D	(.91)	(1.85)	(.18)
Redemption fees added to paid in capitalA	–	–	–	–	–	–E
Net asset value, end of period	$41.78	$57.59	$45.18	$42.60	$39.32	$45.94
Total ReturnF,G,H	(20.00)%	31.79%	7.19%	11.02%	(10.80)%	24.93%
Ratios to Average Net AssetsB,I,J
Expenses before reductions	2.14%K	2.14%	2.16%	1.91%	2.00%	2.05%
Expenses net of fee waivers, if any	2.13%K	2.13%	2.15%	1.91%	2.00%	2.05%
Expenses net of all reductions	2.13%K	2.13%	2.15%	1.90%	1.99%	2.04%
Net investment income (loss)	.25%K	(.50)%	(.41)%	.78%C	.05%	.11%
Supplemental Data
Net assets, end of period (in millions)	$7	$10	$11	$12	$22	$28
Portfolio turnover rateL	42%K,M	41%M	34%M	70%M	45%M	42%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.21 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s) the ratio of net investment income (loss) to average net assets would have been .26%.

 D Total distributions per share do not sum due to rounding.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the contingent deferred sales charge.

 I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 K Annualized

 L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity International Discovery Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$59.31	$46.20	$43.65	$40.32	$47.04	$37.91
Income from Investment Operations
Net investment income (loss)A,B	.35	.36	.32	.78C	.53	.50
Net realized and unrealized gain (loss)	(10.95)	14.71	3.29	3.95	(4.92)	9.29
Total from investment operations	(10.60)	15.07	3.61	4.73	(4.39)	9.79
Distributions from net investment income	(1.54)	(.25)	(.78)	(.49)	(.50)	(.61)
Distributions from net realized gain	(4.38)	(1.71)	(.28)	(.91)	(1.83)	(.05)
Total distributions	(5.92)	(1.96)	(1.06)	(1.40)	(2.33)	(.66)
Redemption fees added to paid in capitalA	–	–	–	–	–	–D
Net asset value, end of period	$42.79	$59.31	$46.20	$43.65	$40.32	$47.04
Total ReturnE,F	(19.55)%	33.29%	8.39%	12.31%	(9.81)%	26.33%
Ratios to Average Net AssetsB,G,H
Expenses before reductions	1.01%I	.99%	1.02%	.78%	.88%	.94%
Expenses net of fee waivers, if any	1.00%I	.99%	1.02%	.78%	.88%	.94%
Expenses net of all reductions	1.00%I	.99%	1.01%	.76%	.87%	.92%
Net investment income (loss)	1.38%I	.65%	.72%	1.92%C	1.17%	1.22%
Supplemental Data
Net assets, end of period (in millions)	$4,017	$5,117	$6,784	$6,726	$6,515	$7,351
Portfolio turnover rateJ	42%I,K	41%K	34%K	70%K	45%K	42%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.21 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s) the ratio of net investment income (loss) to average net assets would have been 1.40%.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity International Discovery Fund Class K

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$59.18	$46.10	$43.55	$40.25	$46.96	$37.86
Income from Investment Operations
Net investment income (loss)A,B	.37	.41	.36	.82C	.58	.55
Net realized and unrealized gain (loss)	(10.90)	14.67	3.29	3.93	(4.90)	9.26
Total from investment operations	(10.53)	15.08	3.65	4.75	(4.32)	9.81
Distributions from net investment income	(1.62)	(.29)	(.82)	(.54)	(.55)	(.66)
Distributions from net realized gain	(4.38)	(1.71)	(.28)	(.91)	(1.83)	(.05)
Total distributions	(6.01)D	(2.00)	(1.10)	(1.45)	(2.39)D	(.71)
Redemption fees added to paid in capitalA	–	–	–	–	–	–E
Net asset value, end of period	$42.64	$59.18	$46.10	$43.55	$40.25	$46.96
Total ReturnF,G	(19.50)%	33.40%	8.52%	12.41%	(9.70)%	26.47%
Ratios to Average Net AssetsB,H,I
Expenses before reductions	.91%J	.90%	.91%	.66%	.77%	.82%
Expenses net of fee waivers, if any	.90%J	.90%	.91%	.66%	.77%	.82%
Expenses net of all reductions	.90%J	.90%	.91%	.65%	.76%	.80%
Net investment income (loss)	1.48%J	.74%	.83%	2.03%C	1.29%	1.35%
Supplemental Data
Net assets, end of period (in millions)	$852	$1,371	$1,401	$1,566	$2,064	$2,228
Portfolio turnover rateK	42%J,L	41%L	34%L	70%L	45%L	42%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.21 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s) the ratio of net investment income (loss) to average net assets would have been 1.51%.

 D Total distributions per share do not sum due to rounding.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity International Discovery Fund Class I

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$59.15	$46.08	$43.53	$40.22	$46.92	$37.82
Income from Investment Operations
Net investment income (loss)A,B	.33	.35	.31	.77C	.52	.49
Net realized and unrealized gain (loss)	(10.90)	14.67	3.28	3.93	(4.90)	9.27
Total from investment operations	(10.57)	15.02	3.59	4.70	(4.38)	9.76
Distributions from net investment income	(1.57)	(.24)	(.76)	(.48)	(.49)	(.61)
Distributions from net realized gain	(4.38)	(1.71)	(.28)	(.91)	(1.83)	(.05)
Total distributions	(5.95)	(1.95)	(1.04)	(1.39)	(2.32)	(.66)
Redemption fees added to paid in capitalA	–	–	–	–	–	–D
Net asset value, end of period	$42.63	$59.15	$46.08	$43.53	$40.22	$46.92
Total ReturnE,F	(19.55)%	33.26%	8.37%	12.26%	(9.81)%	26.29%
Ratios to Average Net AssetsB,G,H
Expenses before reductions	1.03%I	1.02%	1.04%	.80%	.91%	.96%
Expenses net of fee waivers, if any	1.02%I	1.02%	1.04%	.80%	.91%	.96%
Expenses net of all reductions	1.02%I	1.02%	1.03%	.79%	.90%	.94%
Net investment income (loss)	1.36%I	.62%	.70%	1.89%C	1.15%	1.21%
Supplemental Data
Net assets, end of period (in millions)	$592	$566	$388	$463	$579	$658
Portfolio turnover rateJ	42%I,K	41%K	34%K	70%K	45%K	42%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.21 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s) the ratio of net investment income (loss) to average net assets would have been 1.37%.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity International Discovery Fund Class Z

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$59.14	$46.07	$43.52	$40.22	$46.92	$37.84
Income from Investment Operations
Net investment income (loss)A,B	.37	.43	.36	.82C	.58	.56
Net realized and unrealized gain (loss)	(10.89)	14.64	3.29	3.94	(4.89)	9.24
Total from investment operations	(10.52)	15.07	3.65	4.76	(4.31)	9.80
Distributions from net investment income	(1.65)	(.29)	(.82)	(.54)	(.56)	(.67)
Distributions from net realized gain	(4.38)	(1.71)	(.28)	(.91)	(1.83)	(.05)
Total distributions	(6.03)	(2.00)	(1.10)	(1.46)D	(2.39)	(.72)
Redemption fees added to paid in capitalA	–	–	–	–	–	–E
Net asset value, end of period	$42.59	$59.14	$46.07	$43.52	$40.22	$46.92
Total ReturnF,G	(19.49)%	33.40%	8.53%	12.42%	(9.68)%	26.44%
Ratios to Average Net AssetsB,H,I
Expenses before reductions	.91%J	.90%	.91%	.66%	.77%	.82%
Expenses net of fee waivers, if any	.90%J	.90%	.91%	.66%	.77%	.82%
Expenses net of all reductions	.90%J	.90%	.91%	.65%	.76%	.80%
Net investment income (loss)	1.48%J	.74%	.83%	2.03%C	1.29%	1.35%
Supplemental Data
Net assets, end of period (in millions)	$3,325	$3,972	$54	$82	$118	$101
Portfolio turnover rateK	42%J,L	41%L	34%L	70%L	45%L	42%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.21 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s) the ratio of net investment income (loss) to average net assets would have been 1.51%.

 D Total distributions per share do not sum due to rounding.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2022
(Amounts in thousands except percentages)

1. Organization.

Fidelity International Discovery Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, International Discovery, Class K, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$ 105,729	Market approach	Transaction price	$2.97 - $559.60 / $294.15	Increase
		Market comparable	Discount rate	44.1% - 50.0% / 44.3%	Decrease
			Enterprise value/Revenue multiple (EV/R)	3.4 - 7.8 / 5.0	Increase

 (a) Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2022, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity International Discovery Fund	$439

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), certain foreign taxes, redemptions in-kind, deferred trustees compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,913,094
Gross unrealized depreciation	(733,395)
Net unrealized appreciation (depreciation)	$1,179,699
Tax cost	$7,964,057

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity International Discovery Fund	2,426,264	2,088,149

Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The net realized gain or loss on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)	Participating classes
Fidelity International Discovery Fund	4,012	74,058	200,930	International Discovery and Class K

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)	Participating classes
Fidelity International Discovery Fund	5,142	121,741	296,500	International Discovery and Class K

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .424% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of International Discovery as compared to its benchmark index, the MSCI EAFE Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .83% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$234	$3
Class M	.25%	.25%	56	–(a)
Class C	.75%	.25%	44	3
			$334	$6

 (a) In the amount of less than five hundred dollars.

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$7
Class M	–(a)
Class C(b)	–(a)
$7

 (a) In the amount of less than five hundred dollars.

 (b) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class K and Class Z. FIIOC receives an asset-based fee of Class K's and Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$198.21
Class M	24.21
Class C	12.27
International Discovery	3,243.14
Class K	217.04
Class I	458.16
Class Z	747.04
	$4,899

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity International Discovery Fund	.02

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity International Discovery Fund	$3

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity International Discovery Fund	54,783	65,504	(17,469)

Other. During the period, the investment adviser reimbursed the Fund for certain losses as follows:

Amount ($)
Fidelity International Discovery Fund	4

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity International Discovery Fund	$9

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity International Discovery Fund	$20	$–	$–

8. Expense Reductions.

During the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $151.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2022	Year ended October 31, 2021
Fidelity International Discovery Fund
Distributions to shareholders
Class A	$20,037	$6,843
Class M	2,384	802
Class C	909	398
International Discovery	509,968	286,406
Class K	134,333	61,075
Class I	53,775	16,153
Class Z	406,122	2,301
Total	$1,127,528	$373,978

10. Share Transactions.

Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2022	Year ended October 31, 2021	Six months ended April 30, 2022	Year ended October 31, 2021
Fidelity International Discovery Fund
Class A
Shares sold	137	238	$6,805	$13,197
Reinvestment of distributions	387	133	19,790	6,770
Shares redeemed	(266)	(634)	(13,394)	(35,444)
Net increase (decrease)	258	(263)	$13,201	$(15,477)
Class M
Shares sold	9	17	$482	$947
Reinvestment of distributions	47	16	2,368	797
Shares redeemed	(32)	(70)	(1,617)	(3,858)
Net increase (decrease)	24	(37)	$1,233	$(2,114)
Class C
Shares sold	8	29	$462	$1,540
Reinvestment of distributions	18	8	888	392
Shares redeemed	(31)	(96)	(1,545)	(5,269)
Net increase (decrease)	(5)	(59)	$(195)	$(3,337)
International Discovery
Shares sold	4,127	12,516	$205,387	$714,365
Reinvestment of distributions	9,116	5,339	469,880	273,648
Shares redeemed	(5,653)	(78,418)	(282,292)	(4,595,438)
Net increase (decrease)	7,590	(60,563)	$392,975	$(3,607,425)
Class K
Shares sold	1,586	5,378	$78,734	$296,062
Reinvestment of distributions	2,616	1,195	134,333	61,075
Shares redeemed	(7,382)	(13,782)	(374,270)	(776,307)
Net increase (decrease)	(3,180)	(7,209)	$(161,203)	$(419,170)
Class I
Shares sold	15,790	2,483	$746,437	$143,258
Reinvestment of distributions	298	94	15,297	4,805
Shares redeemed	(11,760)	(1,442)	(555,333)	(80,483)
Net increase (decrease)	4,328	1,135	$206,401	$67,580
Class Z
Shares sold	3,349	66,388	$175,173	$3,911,924
Reinvestment of distributions	7,866	36	403,304	1,857
Shares redeemed	(318)	(424)	(14,578)	(23,248)
Net increase (decrease)	10,897	66,000	$563,899	$3,890,533

11. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

Strategic Advisers Fidelity International Fund	Strategic Advisers International Fund

Fidelity International Discovery Fund	25%	12%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
Fidelity International Discovery Fund	39%

12. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2021 to April 30, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2021	Ending Account Value April 30, 2022	Expenses Paid During Period-B November 1, 2021 to April 30, 2022
Fidelity International Discovery Fund
Class A	1.33%
Actual		$1,000.00	$803.30	$5.95
Hypothetical-C		$1,000.00	$1,018.20	$6.66
Class M	1.57%
Actual		$1,000.00	$802.20	$7.02
Hypothetical-C		$1,000.00	$1,017.01	$7.85
Class C	2.13%
Actual		$1,000.00	$800.00	$9.51
Hypothetical-C		$1,000.00	$1,014.23	$10.64
International Discovery	1.00%
Actual		$1,000.00	$804.50	$4.47
Hypothetical-C		$1,000.00	$1,019.84	$5.01
Class K	.90%
Actual		$1,000.00	$805.00	$4.03
Hypothetical-C		$1,000.00	$1,020.33	$4.51
Class I	1.02%
Actual		$1,000.00	$804.50	$4.56
Hypothetical-C		$1,000.00	$1,019.74	$5.11
Class Z	.90%
Actual		$1,000.00	$805.10	$4.03
Hypothetical-C		$1,000.00	$1,020.33	$4.51

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

IGI-SANN-0622
1.807261.117

Fidelity's Broadly Diversified International Equity Funds

Fidelity® Diversified International Fund

Fidelity® International Capital Appreciation Fund

Fidelity® Overseas Fund

Fidelity® Worldwide Fund

Semi-Annual Report

April 30, 2022

Includes Fidelity and Fidelity Advisor share classes

Contents

Note to Shareholders
Fidelity® Diversified International Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Fidelity® International Capital Appreciation Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Fidelity® Overseas Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Fidelity® Worldwide Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Fidelity® Diversified International Fund

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2022
Japan	17.2%
Switzerland	10.0%
United States of America*	9.4%
France	8.9%
United Kingdom	8.0%
Germany	7.4%
Netherlands	6.6%
Canada	5.3%
India	4.1%
Other	23.1%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2022

% of fund's net assets
Stocks	96.7
Short-Term Investments and Net Other Assets (Liabilities)	3.3

Top Ten Stocks as of April 30, 2022

% of fund's net assets
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	3.3
Nestle SA (Reg. S) (Switzerland, Food Products)	3.1
ASML Holding NV (Netherlands, Semiconductors & Semiconductor Equipment)	2.5
LVMH Moet Hennessy Louis Vuitton SE (France, Textiles, Apparel & Luxury Goods)	1.9
Hoya Corp. (Japan, Health Care Equipment & Supplies)	1.7
AIA Group Ltd. (Hong Kong, Insurance)	1.7
Canadian Natural Resources Ltd. (Canada, Oil, Gas & Consumable Fuels)	1.6
RELX PLC (Euronext N.V.) (United Kingdom, Professional Services)	1.5
Linde PLC (Germany, Chemicals)	1.4
Reliance Industries Ltd. (India, Oil, Gas & Consumable Fuels)	1.4
20.1

Market Sectors as of April 30, 2022

% of fund's net assets
Industrials	19.4
Financials	17.2
Information Technology	16.2
Health Care	13.1
Consumer Discretionary	9.3
Consumer Staples	6.5
Materials	6.4
Energy	5.0
Communication Services	3.1
Real Estate	0.5

Fidelity® Diversified International Fund

Schedule of Investments April 30, 2022 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.2%
	Shares	Value
Australia - 0.7%
Aristocrat Leisure Ltd.	2,330,288	$54,068,135
Lynas Rare Earths Ltd. (a)	4,206,051	26,393,670

TOTAL AUSTRALIA		80,461,805

Austria - 0.2%
Erste Group Bank AG	819,628	25,519,750
Bailiwick of Jersey - 2.7%
Experian PLC	1,783,261	61,583,765
Ferguson PLC	797,246	100,013,863
Glencore Xstrata PLC	12,976,021	79,953,917
WPP PLC	4,839,648	60,325,576

TOTAL BAILIWICK OF JERSEY		301,877,121

Belgium - 1.7%
KBC Group NV	1,771,083	120,490,088
UCB SA	572,619	65,091,138

TOTAL BELGIUM		185,581,226

Bermuda - 0.5%
Hiscox Ltd.	4,414,065	52,413,831
Canada - 5.3%
Canadian Natural Resources Ltd.	2,815,031	174,228,868
Constellation Software, Inc.	54,900	86,405,373
Fairfax India Holdings Corp. (a)(b)	1,593,042	19,148,365
First Quantum Minerals Ltd.	1,932,535	55,404,401
Franco-Nevada Corp.	411,020	62,159,316
GFL Environmental, Inc. (c)	1,385,363	41,740,987
Imperial Oil Ltd.	493,835	24,863,774
Thomson Reuters Corp.	348,286	34,821,822
Tourmaline Oil Corp.	1,521,697	78,368,017

TOTAL CANADA		577,140,923

Cayman Islands - 1.2%
Anta Sports Products Ltd.	2,912,649	33,473,604
GlobalFoundries, Inc.	637,992	33,360,602
Li Ning Co. Ltd.	5,585,846	43,537,029
Tencent Holdings Ltd.	339,332	15,990,982
Zai Lab Ltd. ADR (a)	169,784	6,784,569

TOTAL CAYMAN ISLANDS		133,146,786

China - 0.5%
Kweichow Moutai Co. Ltd. (A Shares)	194,255	53,609,892
Curacao - 0.7%
Schlumberger Ltd.	1,850,119	72,173,142
Denmark - 1.3%
DSV A/S	718,868	117,859,661
GN Store Nord A/S	557,497	20,922,607

TOTAL DENMARK		138,782,268

France - 8.9%
Air Liquide SA	71,856	12,431,690
AXA SA (c)	1,159,947	30,686,442
BNP Paribas SA	2,197,188	113,927,250
Capgemini SA	712,807	145,112,571
Dassault Systemes SA	1,183,681	52,347,535
EssilorLuxottica SA	349,975	59,582,480
Hermes International SCA	15,529	19,148,148
Legrand SA	785,759	69,629,390
LVMH Moet Hennessy Louis Vuitton SE	327,097	211,676,021
Pernod Ricard SA	590,219	121,811,890
Sartorius Stedim Biotech	117,314	38,388,540
Teleperformance	298,086	106,986,351

TOTAL FRANCE		981,728,308

Germany - 7.4%
adidas AG	262,836	53,003,299
Allianz SE	649,257	146,494,533
Bayer AG	247,530	16,305,060
Brenntag SE	399,138	30,798,868
Deutsche Post AG	2,589,881	110,646,163
Hannover Reuck SE	356,950	55,480,966
Linde PLC	506,186	158,758,924
Merck KGaA	367,946	68,264,063
SAP SE	386,933	39,214,114
Siemens Healthineers AG (b)	1,539,113	82,296,291
Symrise AG	334,849	39,845,127
Synlab AG	779,861	11,638,219

TOTAL GERMANY		812,745,627

Greece - 0.1%
Piraeus Financial Holdings SA (a)	5,216,200	7,530,436
Hong Kong - 2.4%
AIA Group Ltd.	18,999,401	186,645,547
Chervon Holdings Ltd.	1,216,055	7,599,654
Hong Kong Exchanges and Clearing Ltd.	424,298	17,998,287
Techtronic Industries Co. Ltd.	3,927,335	52,422,483

TOTAL HONG KONG		264,665,971

India - 4.1%
Axis Bank Ltd. (a)	2,831,100	26,655,246
HDFC Bank Ltd.	6,195,394	110,935,765
Housing Development Finance Corp. Ltd.	2,793,247	80,493,210
Kotak Mahindra Bank Ltd. (a)	3,745,905	86,763,083
Reliance Industries Ltd.	4,133,246	149,576,658

TOTAL INDIA		454,423,962

Indonesia - 1.0%
PT Bank Central Asia Tbk	94,805,381	53,173,646
PT Bank Rakyat Indonesia (Persero) Tbk	156,527,635	52,152,996

TOTAL INDONESIA		105,326,642

Ireland - 2.0%
Aon PLC	269,224	77,533,820
ICON PLC (a)	154,353	34,916,192
Kingspan Group PLC (Ireland)	761,283	70,865,601
Ryanair Holdings PLC sponsored ADR (a)	406,262	35,474,798

TOTAL IRELAND		218,790,411

Isle of Man - 0.1%
Entain PLC (a)	861,774	16,193,012
Italy - 0.7%
FinecoBank SpA	2,895,165	40,246,737
Reply SpA	148,705	21,891,925
UniCredit SpA	1,028,097	9,515,119

TOTAL ITALY		71,653,781

Japan - 17.2%
Advantest Corp.	259,588	17,716,389
Daikin Industries Ltd.	255,570	39,055,621
FUJIFILM Holdings Corp.	1,447,977	79,597,117
Fujitsu Ltd.	322,736	48,781,275
Hitachi Ltd.	2,634,836	124,960,965
Hoya Corp.	1,916,500	190,197,559
Itochu Corp.	3,060,900	92,380,964
Keyence Corp.	292,847	117,725,736
Minebea Mitsumi, Inc.	5,482,485	105,187,880
Misumi Group, Inc.	1,808,746	45,353,084
Money Forward, Inc. (a)	170,783	5,806,905
Murata Manufacturing Co. Ltd.	292,521	17,436,445
Nitori Holdings Co. Ltd.	46,894	4,824,424
NOF Corp.	254,128	9,538,563
Nomura Research Institute Ltd.	1,275,604	36,069,519
Olympus Corp.	1,732,487	30,493,725
ORIX Corp.	5,150,613	93,941,883
Persol Holdings Co. Ltd.	2,764,511	54,846,891
Recruit Holdings Co. Ltd.	2,411,389	87,489,084
Relo Group, Inc.	1,857,594	26,534,972
Seven & i Holdings Co. Ltd.	1,246,267	55,106,089
Shin-Etsu Chemical Co. Ltd.	897,067	123,287,957
SMC Corp.	178,139	86,258,539
Sony Group Corp.	1,613,356	139,234,372
TIS, Inc.	2,378,121	53,411,092
Tokyo Electron Ltd.	271,670	114,630,260
Tsuruha Holdings, Inc.	268,567	13,725,930
Welcia Holdings Co. Ltd.	391,464	8,024,646
Z Holdings Corp.	10,878,049	42,705,466
ZOZO, Inc.	1,045,282	21,885,587

TOTAL JAPAN		1,886,208,939

Korea (South) - 1.1%
NAVER Corp.	117,110	25,948,582
Samsung Electronics Co. Ltd.	1,713,260	90,820,198

TOTAL KOREA (SOUTH)		116,768,780

Luxembourg - 1.0%
B&M European Value Retail SA	10,379,157	63,594,010
Eurofins Scientific SA	531,081	49,357,504

TOTAL LUXEMBOURG		112,951,514

Netherlands - 6.6%
Adyen BV (a)(b)	25,796	43,267,458
Airbus Group NV	846,260	92,641,694
Argenx SE (a)	67,002	19,303,847
ASML Holding NV	493,162	278,029,941
IMCD NV	518,872	82,616,106
NXP Semiconductors NV	465,705	79,588,985
Wolters Kluwer NV	1,231,129	124,322,858
Wolters Kluwer NV rights (a)(d)	1,231,129	1,337,743

TOTAL NETHERLANDS		721,108,632

New Zealand - 0.0%
EBOS Group Ltd.	149,910	4,088,842
Norway - 0.2%
Schibsted ASA (A Shares)	1,285,254	26,783,258
Spain - 1.5%
Cellnex Telecom SA (b)	2,041,641	95,161,512
Industria de Diseno Textil SA (c)	3,052,540	64,003,436

TOTAL SPAIN		159,164,948

Sweden - 2.3%
Hexagon AB (B Shares)	5,594,986	72,191,720
Indutrade AB	3,860,263	91,055,227
Investor AB (B Shares) (c)	3,736,283	71,896,935
Kry International AB (e)(f)	2,651	934,089
Nibe Industrier AB (B Shares)	621,038	6,088,908
Nordnet AB	836,009	14,500,372

TOTAL SWEDEN		256,667,251

Switzerland - 10.0%
Compagnie Financiere Richemont SA Series A	48,677	5,655,816
Julius Baer Group Ltd.	545,244	26,056,035
Lonza Group AG	187,486	110,548,178
Nestle SA (Reg. S)	2,642,366	341,113,830
Roche Holding AG (participation certificate)	983,283	364,615,153
Sika AG	482,051	147,246,462
Sonova Holding AG	201,208	72,560,863
Zurich Insurance Group Ltd.	73,525	33,473,721

TOTAL SWITZERLAND		1,101,270,058

Taiwan - 1.0%
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,172,008	108,914,703
United Kingdom - 8.0%
AstraZeneca PLC (United Kingdom)	712,622	95,093,161
Big Yellow Group PLC	1,795,149	32,441,881
Bridgepoint Group Holdings Ltd. (b)	5,312,245	20,269,716
Compass Group PLC	3,546,756	74,843,115
Diageo PLC	2,497,716	124,608,151
Harbour Energy PLC	6,959,687	43,644,215
JD Sports Fashion PLC	20,149,072	33,199,136
Lloyds Banking Group PLC	114,774,895	65,187,976
Prudential PLC	3,316,111	41,280,442
Prudential PLC (Hong Kong)	831,975	10,344,132
RELX PLC:
rights (a)(d)	5,678,663	2,530,264
(Euronext N.V.)	5,678,663	169,269,754
Rentokil Initial PLC	10,629,124	73,003,723
S4 Capital PLC (a)	3,992,974	15,102,838
Smith & Nephew PLC	3,531,005	57,232,514
Starling Bank Ltd. Series D (a)(e)(f)	8,636,400	25,607,505

TOTAL UNITED KINGDOM		883,658,523

United States of America - 5.8%
Alphabet, Inc. Class C (a)	30,597	70,352,600
Booking Holdings, Inc. (a)	16,694	36,898,915
IQVIA Holdings, Inc. (a)	380,257	82,892,223
Marsh & McLennan Companies, Inc.	516,432	83,507,054
Marvell Technology, Inc.	1,323,878	76,890,834
MasterCard, Inc. Class A	202,455	73,568,098
NICE Ltd. sponsored ADR (a)	272,728	56,293,786
ResMed, Inc.	95,562	19,109,533
Rivian Automotive, Inc.	1,530,142	45,808,779
S&P Global, Inc.	253,248	95,347,872

TOTAL UNITED STATES OF AMERICA		640,669,694

TOTAL COMMON STOCKS
(Cost $7,426,844,590)		10,572,020,036

Preferred Stocks - 0.5%
Convertible Preferred Stocks - 0.5%
Estonia - 0.2%
Bolt Technology OU Series E (e)(f)	79,275	19,235,167
United States of America - 0.3%
Wasabi Holdings, Inc. Series C (a)(e)(f)	2,976,172	32,202,181

TOTAL CONVERTIBLE PREFERRED STOCKS		51,437,348

Nonconvertible Preferred Stocks - 0.0%
Sweden - 0.0%
Kry International AB Series E (e)(f)	15,316	5,396,643
TOTAL PREFERRED STOCKS
(Cost $59,932,348)		56,833,991

Money Market Funds - 4.3%
Fidelity Cash Central Fund 0.32% (g)	336,924,761	336,992,145
Fidelity Securities Lending Cash Central Fund 0.32% (g)(h)	134,803,048	134,816,528
TOTAL MONEY MARKET FUNDS
(Cost $471,807,717)		471,808,673
TOTAL INVESTMENT IN SECURITIES - 101.0%
(Cost $7,958,584,655)		11,100,662,700
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(109,999,673)
NET ASSETS - 100%		$10,990,663,027

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $260,143,342 or 2.4% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $83,375,585 or 0.8% of net assets.

 (f) Level 3 security

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Bolt Technology OU Series E	1/3/22	$20,595,368
Kry International AB	5/14/21	$1,151,345
Kry International AB Series E	5/14/21	$7,002,062
Starling Bank Ltd. Series D	6/18/21	$15,440,896
Wasabi Holdings, Inc. Series C	3/31/21	$32,334,918

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.32%	$329,160,542	$1,043,765,311	$1,035,933,707	$178,464	$17,328	$(17,329)	$336,992,145	0.7%
Fidelity Securities Lending Cash Central Fund 0.32%	119,807,250	386,336,271	371,326,993	54,544	--	--	134,816,528	0.4%
Total	$448,967,792	$1,430,101,582	$1,407,260,700	$233,008	$17,328	$(17,329)	$471,808,673

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$352,370,814	$70,352,600	$282,018,214	$--
Consumer Discretionary	1,020,431,153	36,898,915	951,330,057	32,202,181
Consumer Staples	718,000,428	--	718,000,428	--
Energy	542,854,674	349,633,801	193,220,873	--
Financials	1,895,218,760	275,537,111	1,594,074,144	25,607,505
Health Care	1,440,099,781	143,702,517	1,296,397,264	--
Industrials	2,111,243,057	112,037,607	1,999,205,450	--
Information Technology	1,774,638,480	793,052,322	956,020,259	25,565,899
Materials	715,020,027	117,563,717	597,456,310	--
Real Estate	58,976,853	--	58,976,853	--
Money Market Funds	471,808,673	471,808,673	--	--
Total Investments in Securities:	$11,100,662,700	$2,370,587,263	$8,646,699,852	$83,375,585

See accompanying notes which are an integral part of the financial statements.

Fidelity® Diversified International Fund

Financial Statements

Statement of Assets and Liabilities

		April 30, 2022 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $128,075,406) — See accompanying schedule: Unaffiliated issuers (cost $7,486,776,938)	$10,628,854,027
Fidelity Central Funds (cost $471,807,717)	471,808,673
Total Investment in Securities (cost $7,958,584,655)		$11,100,662,700
Foreign currency held at value (cost $2,775,149)		2,782,300
Receivable for investments sold		7,082,670
Receivable for fund shares sold		10,025,021
Dividends receivable		28,215,113
Reclaims receivable		26,680,390
Distributions receivable from Fidelity Central Funds		95,345
Prepaid expenses		4,829
Other receivables		1,617,882
Total assets		11,177,166,250
Liabilities
Payable for investments purchased on a delayed delivery basis	$3,868,007
Payable for fund shares redeemed	15,333,606
Accrued management fee	8,534,978
Other affiliated payables	1,434,610
Deferred taxes	20,807,236
Other payables and accrued expenses	1,708,258
Collateral on securities loaned	134,816,528
Total liabilities		186,503,223
Net Assets		$10,990,663,027
Net Assets consist of:
Paid in capital		$7,480,384,560
Total accumulated earnings (loss)		3,510,278,467
Net Assets		$10,990,663,027
Net Asset Value and Maximum Offering Price
Diversified International:
Net Asset Value, offering price and redemption price per share ($8,930,965,681 ÷ 228,365,739 shares)		$39.11
Class K:
Net Asset Value, offering price and redemption price per share ($2,059,697,346 ÷ 52,764,505 shares)		$39.04

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2022 (Unaudited)
Investment Income
Dividends		$101,865,968
Foreign tax reclaims		8,667,139
Income from Fidelity Central Funds (including $54,544 from security lending)		233,008
Income before foreign taxes withheld		110,766,115
Less foreign taxes withheld		(19,076,082)
Total income		91,690,033
Expenses
Management fee
Basic fee	$42,351,313
Performance adjustment	13,646,890
Transfer agent fees	7,963,961
Accounting fees	948,098
Custodian fees and expenses	711,632
Independent trustees' fees and expenses	23,297
Registration fees	120,844
Audit	89,113
Legal	10,659
Miscellaneous	25,931
Total expenses before reductions	65,891,738
Expense reductions	(194,336)
Total expenses after reductions		65,697,402
Net investment income (loss)		25,992,631
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $62,724)	502,436,403
Fidelity Central Funds	17,328
Forward foreign currency contracts	(116,540)
Foreign currency transactions	(499,347)
Total net realized gain (loss)		501,837,844
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $6,791,780)	(3,109,296,626)
Fidelity Central Funds	(17,329)
Assets and liabilities in foreign currencies	(3,058,263)
Total change in net unrealized appreciation (depreciation)		(3,112,372,218)
Net gain (loss)		(2,610,534,374)
Net increase (decrease) in net assets resulting from operations		$(2,584,541,743)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2022 (Unaudited)	Year ended October 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$25,992,631	$51,343,548
Net realized gain (loss)	501,837,844	1,760,068,284
Change in net unrealized appreciation (depreciation)	(3,112,372,218)	1,940,356,322
Net increase (decrease) in net assets resulting from operations	(2,584,541,743)	3,751,768,154
Distributions to shareholders	(1,395,065,915)	(149,529,825)
Share transactions - net increase (decrease)	133,774,683	(1,946,201,266)
Total increase (decrease) in net assets	(3,845,832,975)	1,656,037,063
Net Assets
Beginning of period	14,836,496,002	13,180,458,939
End of period	$10,990,663,027	$14,836,496,002

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Diversified International Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$53.38	$41.61	$38.67	$35.72	$41.39	$34.28
Income from Investment Operations
Net investment income (loss)A,B	.09	.16	.10	.50	.50	.41
Net realized and unrealized gain (loss)	(9.22)	12.07	3.37	4.77	(4.05)	7.15
Total from investment operations	(9.13)	12.23	3.47	5.27	(3.55)	7.56
Distributions from net investment income	(.57)	(.02)	(.53)	(.43)	(.43)	(.38)
Distributions from net realized gain	(4.57)	(.45)	–	(1.89)	(1.69)	(.07)
Total distributions	(5.14)	(.46)C	(.53)	(2.32)	(2.12)	(.45)
Redemption fees added to paid in capitalA	–	–	–	–	–	–D
Net asset value, end of period	$39.11	$53.38	$41.61	$38.67	$35.72	$41.39
Total ReturnE,F	(18.72)%	29.58%	9.07%	16.02%	(9.05)%	22.38%
Ratios to Average Net AssetsB,G,H
Expenses before reductions	1.03%I	1.01%	1.05%	.75%	.81%	.94%
Expenses net of fee waivers, if any	1.03%I	1.01%	1.05%	.75%	.80%	.94%
Expenses net of all reductions	1.03%I	1.01%	1.04%	.75%	.79%	.93%
Net investment income (loss)	.38%I	.32%	.26%	1.42%	1.27%	1.10%
Supplemental Data
Net assets, end of period (000 omitted)	$8,930,966	$11,529,722	$9,419,192	$8,734,682	$9,275,299	$11,349,633
Portfolio turnover rateJ,K	19%I	29%	29%	37%	30%	37%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total distributions per share do not sum due to rounding.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Portfolio turnover rate excludes securities received or delivered in-kind.

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Diversified International Fund Class K

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$53.32	$41.56	$38.61	$35.68	$41.35	$34.25
Income from Investment Operations
Net investment income (loss)A,B	.11	.21	.15	.55	.55	.45
Net realized and unrealized gain (loss)	(9.21)	12.06	3.37	4.74	(4.05)	7.15
Total from investment operations	(9.10)	12.27	3.52	5.29	(3.50)	7.60
Distributions from net investment income	(.62)	(.06)	(.57)	(.47)	(.48)	(.43)
Distributions from net realized gain	(4.57)	(.45)	–	(1.89)	(1.69)	(.07)
Total distributions	(5.18)C	(.51)	(.57)	(2.36)	(2.17)	(.50)
Redemption fees added to paid in capitalA	–	–	–	–	–	–D
Net asset value, end of period	$39.04	$53.32	$41.56	$38.61	$35.68	$41.35
Total ReturnE,F	(18.69)%	29.71%	9.22%	16.14%	(8.95)%	22.55%
Ratios to Average Net AssetsB,G,H
Expenses before reductions	.93%I	.91%	.94%	.63%	.69%	.82%
Expenses net of fee waivers, if any	.92%I	.91%	.94%	.63%	.69%	.81%
Expenses net of all reductions	.92%I	.91%	.93%	.63%	.67%	.81%
Net investment income (loss)	.48%I	.42%	.38%	1.54%	1.39%	1.22%
Supplemental Data
Net assets, end of period (000 omitted)	$2,059,697	$3,306,774	$3,761,267	$4,246,651	$4,998,889	$8,498,740
Portfolio turnover rateJ,K	19%I	29%	29%	37%	30%	37%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total distributions per share do not sum due to rounding.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Portfolio turnover rate excludes securities received or delivered in-kind.

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2022

1. Organization.

Fidelity Diversified International Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Diversified International and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2022 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign tax reclaims. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable. The Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in foreign tax reclaims. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Diversified International Fund	$1,371,168

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Deferred taxes on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), redemptions in kind, deferred trustees compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$3,494,166,416
Gross unrealized depreciation	(486,704,325)
Net unrealized appreciation (depreciation)	$3,007,462,091
Tax cost	$8,093,200,609

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. When the contract is closed, the Fund realize a gain or loss equal to the difference between the closing value and the value at the time it was opened. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Diversified International Fund	1,237,121,890	1,970,583,170

Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The net realized gain or loss on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)	Participating classes
Fidelity Diversified International Fund	12,299,436	277,168,660	583,486,089	Diversified International and Class K

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)	Participating classes
Fidelity Diversified International Fund	12,120,689	302,712,975	611,863,014	Diversified International and Class K

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .424% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Diversified International as compared to its benchmark index, the MSCI EAFE Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .86% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Diversified International, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Diversified International	$7,435,603.14
Class K	528,358.04
	$7,963,961

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Diversified International Fund	.01

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Diversified International Fund	$4,241

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Diversified International Fund	25,878,228	60,504,204	7,769,687

Other. During the period, the investment adviser reimbursed the Fund for certain losses as follows:

Amount ($)
Fidelity Diversified International Fund	4,196

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Diversified International Fund	$11,333

8. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Diversified International Fund	$6,994	$–	$–

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $174.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $194,162.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2022	Year ended October 31, 2021
Fidelity Diversified International Fund
Distributions to shareholders
Diversified International	$1,090,192,506	$104,309,903
Class K	304,873,409	45,219,922
Total	$1,395,065,915	$149,529,825

11. Share Transactions.

Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2022	Year ended October 31, 2021	Six months ended April 30, 2022	Year ended October 31, 2021
Fidelity Diversified International Fund
Diversified International
Shares sold	19,731,990	22,494,237	$856,392,059	$1,111,665,577
Reinvestment of distributions	20,838,853	2,044,541	979,217,736	94,191,973
Shares redeemed	(28,180,649)	(34,915,913)	(1,272,430,572)	(1,720,243,591)
Net increase (decrease)	12,390,194	(10,377,135)	$563,179,223	$(514,386,041)
Class K
Shares sold	5,037,361	13,530,019	$234,690,113	$662,274,443
Reinvestment of distributions	6,500,350	983,393	304,736,401	45,206,563
Shares redeemed	(20,791,926)	(42,999,587)	(968,831,054)	(2,139,296,231)
Net increase (decrease)	(9,254,215)	(28,486,175)	$(429,404,540)	$(1,431,815,225)

12. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

Strategic Advisers Fidelity International Fund
Fidelity Diversified International Fund	17%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
Fidelity Diversified International Fund	22%

13. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Fidelity® International Capital Appreciation Fund

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2022
United States of America*	18.8%
France	17.2%
Canada	9.6%
Switzerland	9.3%
Netherlands	7.0%
Japan	6.7%
Ireland	6.0%
Sweden	5.2%
United Kingdom	5.1%
Other	15.1%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2022

% of fund's net assets
Stocks	98.4
Short-Term Investments and Net Other Assets (Liabilities)	1.6

Top Ten Stocks as of April 30, 2022

% of fund's net assets
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	3.3
Nestle SA (Reg. S) (Switzerland, Food Products)	3.1
ASML Holding NV (Netherlands) (Netherlands, Semiconductors & Semiconductor Equipment)	2.5
Novo Nordisk A/S Series B (Denmark, Pharmaceuticals)	2.4
LVMH Moet Hennessy Louis Vuitton SE (France, Textiles, Apparel & Luxury Goods)	2.3
Diageo PLC (United Kingdom, Beverages)	1.9
L'Oreal SA (France, Personal Products)	1.8
DSV A/S (Denmark, Air Freight & Logistics)	1.8
Schneider Electric SA (France, Electrical Equipment)	1.8
Air Liquide SA (France, Chemicals)	1.7
22.6

Market Sectors as of April 30, 2022

% of fund's net assets
Industrials	25.6
Information Technology	22.7
Health Care	14.2
Financials	10.5
Consumer Discretionary	9.1
Consumer Staples	8.4
Materials	6.5
Communication Services	1.4

Fidelity® International Capital Appreciation Fund

Schedule of Investments April 30, 2022 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
Bailiwick of Jersey - 1.6%
Experian PLC	2,130,758	$73,584,349
Canada - 9.6%
Brookfield Asset Management, Inc. Class A	1,548,144	77,190,460
Canadian National Railway Co.	689,912	81,136,422
Canadian Pacific Railway Ltd.	1,090,988	79,803,948
Constellation Software, Inc.	45,419	71,483,527
Thomson Reuters Corp.	678,547	67,841,495
Waste Connections, Inc. (Canada)	516,515	71,258,283

TOTAL CANADA		448,714,135

Denmark - 4.2%
DSV A/S	498,832	81,784,375
Novo Nordisk A/S Series B	980,512	112,000,247

TOTAL DENMARK		193,784,622

France - 17.2%
Air Liquide SA	471,110	81,505,980
Dassault Systemes SA	1,752,444	77,500,715
EssilorLuxottica SA	468,589	79,776,254
Hermes International SCA	60,071	74,070,990
L'Oreal SA	229,800	83,603,530
LVMH Moet Hennessy Louis Vuitton SE	168,165	108,825,511
Pernod Ricard SA	368,111	75,972,303
Sartorius Stedim Biotech	203,628	66,632,981
Schneider Electric SA	568,659	81,584,987
Teleperformance	206,479	74,107,589

TOTAL FRANCE		803,580,840

Germany - 1.5%
Merck KGaA	376,887	69,922,864
Hong Kong - 1.4%
Techtronic Industries Co. Ltd.	5,051,927	67,433,656
India - 3.1%
HDFC Bank Ltd.	3,929,664	70,365,223
Kotak Mahindra Bank Ltd. (a)	3,155,654	73,091,622

TOTAL INDIA		143,456,845

Ireland - 6.0%
Accenture PLC Class A	218,961	65,767,126
ICON PLC (a)	288,114	65,174,268
Kingspan Group PLC (Ireland)	787,571	73,312,674
Linde PLC	241,521	75,344,891

TOTAL IRELAND		279,598,959

Japan - 6.7%
Hoya Corp.	773,358	76,749,702
Keyence Corp.	201,067	80,829,787
Recruit Holdings Co. Ltd.	1,980,354	71,850,438
Tokyo Electron Ltd.	193,098	81,477,064

TOTAL JAPAN		310,906,991

Netherlands - 7.0%
ASM International NV (Netherlands)	232,444	69,847,588
ASML Holding NV (Netherlands)	203,154	115,297,720
Ferrari NV (Italy)	344,363	72,507,261
Wolters Kluwer NV	697,142	70,399,353
Wolters Kluwer NV rights (a)(b)	701,842	762,620

TOTAL NETHERLANDS		328,814,542

Sweden - 5.2%
ASSA ABLOY AB (B Shares)	2,808,969	70,988,669
Atlas Copco AB (A Shares) (c)	1,781,910	80,786,232
Evolution AB (d)	177,608	18,222,281
Hexagon AB (B Shares) (c)	5,797,505	74,804,809

TOTAL SWEDEN		244,801,991

Switzerland - 9.3%
Compagnie Financiere Richemont SA Series A	652,410	75,803,996
Lonza Group AG	119,729	70,596,326
Nestle SA (Reg. S)	1,132,098	146,147,159
Partners Group Holding AG	62,740	66,472,870
Sika AG	249,835	76,314,166

TOTAL SWITZERLAND		435,334,517

Taiwan - 3.3%
Taiwan Semiconductor Manufacturing Co. Ltd.	8,590,000	155,417,045
United Kingdom - 5.1%
Diageo PLC	1,811,381	90,367,695
RELX PLC (London Stock Exchange)	2,582,609	76,937,166
Rentokil Initial PLC	10,633,097	73,031,010

TOTAL UNITED KINGDOM		240,335,871

United States of America - 17.2%
Adobe, Inc. (a)	165,400	65,490,130
Alphabet, Inc. Class A (a)	28,360	64,722,908
Danaher Corp.	257,294	64,614,242
Domino's Pizza, Inc.	2,496	843,648
Marsh & McLennan Companies, Inc.	403,499	65,245,788
MasterCard, Inc. Class A	191,500	69,587,270
Moody's Corp.	211,767	67,020,020
NICE Ltd. sponsored ADR (a)	332,030	68,534,312
NVIDIA Corp.	328,776	60,978,085
S&P Global, Inc.	179,719	67,664,204
Sherwin-Williams Co.	259,000	71,214,640
Thermo Fisher Scientific, Inc.	126,254	69,808,362
Zoetis, Inc. Class A	376,715	66,772,734

TOTAL UNITED STATES OF AMERICA		802,496,343

TOTAL COMMON STOCKS
(Cost $4,024,761,706)		4,598,183,570

Money Market Funds - 2.6%
Fidelity Cash Central Fund 0.32% (e)	20,102,272	20,106,292
Fidelity Securities Lending Cash Central Fund 0.32% (e)(f)	102,188,902	102,199,121
TOTAL MONEY MARKET FUNDS
(Cost $122,305,413)		122,305,413
TOTAL INVESTMENT IN SECURITIES - 101.0%
(Cost $4,147,067,119)		4,720,488,983
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(46,036,353)
NET ASSETS - 100%		$4,674,452,630

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (c) Security or a portion of the security is on loan at period end.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $18,222,281 or 0.4% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.32%	$115,699,173	$1,146,729,435	$1,242,322,316	$29,604	$--	$--	$20,106,292	0.0%
Fidelity Securities Lending Cash Central Fund 0.32%	--	264,834,523	162,635,402	19,485	--	--	102,199,121	0.3%
Total	$115,699,173	$ 1,411,563,958	$ 1,404,957,718	$49,089	$--	$--	$122,305,413

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$64,722,908	$64,722,908	$--	$--
Consumer Discretionary	430,049,941	843,648	429,206,293	--
Consumer Staples	396,090,687	--	396,090,687	--
Financials	487,050,187	277,120,472	209,929,715	--
Health Care	662,271,726	266,369,606	395,902,120	--
Industrials	1,196,603,266	300,040,148	896,563,118	--
Information Technology	1,057,015,178	401,840,450	655,174,728	--
Materials	304,379,677	146,559,531	157,820,146	--
Money Market Funds	122,305,413	122,305,413	--	--
Total Investments in Securities:	$4,720,488,983	$1,579,802,176	$3,140,686,807	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity® International Capital Appreciation Fund

Financial Statements

Statement of Assets and Liabilities

		April 30, 2022 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $98,904,809) — See accompanying schedule: Unaffiliated issuers (cost $4,024,761,706)	$4,598,183,570
Fidelity Central Funds (cost $122,305,413)	122,305,413
Total Investment in Securities (cost $4,147,067,119)		$4,720,488,983
Cash		1
Foreign currency held at value (cost $1,361,132)		1,361,132
Receivable for investments sold		138,019,890
Receivable for fund shares sold		6,761,756
Dividends receivable		6,592,039
Reclaims receivable		5,452,643
Distributions receivable from Fidelity Central Funds		22,826
Prepaid expenses		1,761
Other receivables		2,034,759
Total assets		4,880,735,790
Liabilities
Payable for investments purchased
Regular delivery	$88,400,280
Delayed delivery	762,620
Payable for fund shares redeemed	9,715,136
Accrued management fee	3,564,696
Other affiliated payables	776,946
Other payables and accrued expenses	864,361
Collateral on securities loaned	102,199,121
Total liabilities		206,283,160
Net Assets		$4,674,452,630
Net Assets consist of:
Paid in capital		$4,223,344,270
Total accumulated earnings (loss)		451,108,360
Net Assets		$4,674,452,630
Net Asset Value, offering price and redemption price per share ($4,674,452,630 ÷ 208,467,897 shares)		$22.42

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2022 (Unaudited)
Investment Income
Dividends		$27,812,251
Foreign tax reclaims		2,211,411
Income from Fidelity Central Funds (including $19,485 from security lending)		49,089
Income before foreign taxes withheld		30,072,751
Less foreign taxes withheld		(4,795,210)
Total income		25,277,541
Expenses
Management fee
Basic fee	$18,172,798
Performance adjustment	4,332,849
Transfer agent fees	4,010,827
Accounting fees	790,748
Custodian fees and expenses	270,536
Independent trustees' fees and expenses	9,333
Registration fees	182,043
Audit	57,915
Legal	5,807
Interest	4,051
Miscellaneous	9,941
Total expenses before reductions	27,846,848
Expense reductions	(79,646)
Total expenses after reductions		27,767,202
Net investment income (loss)		(2,489,661)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $1,656,834)	(113,070,714)
Foreign currency transactions	299,912
Total net realized gain (loss)		(112,770,802)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $6,751,955)	(1,110,814,087)
Assets and liabilities in foreign currencies	(671,883)
Total change in net unrealized appreciation (depreciation)		(1,111,485,970)
Net gain (loss)		(1,224,256,772)
Net increase (decrease) in net assets resulting from operations		$(1,226,746,433)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2022 (Unaudited)	Year ended October 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(2,489,661)	$(4,589,070)
Net realized gain (loss)	(112,770,802)	558,318,284
Change in net unrealized appreciation (depreciation)	(1,111,485,970)	692,652,495
Net increase (decrease) in net assets resulting from operations	(1,226,746,433)	1,246,381,709
Distributions to shareholders	(482,951,298)	(66,059,567)
Share transactions
Proceeds from sales of shares	1,152,561,119	1,217,696,177
Reinvestment of distributions	405,305,190	56,261,510
Cost of shares redeemed	(1,025,472,479)	(1,116,865,992)
Net increase (decrease) in net assets resulting from share transactions	532,393,830	157,091,695
Total increase (decrease) in net assets	(1,177,303,901)	1,337,413,837
Net Assets
Beginning of period	5,851,756,531	4,514,342,694
End of period	$4,674,452,630	$5,851,756,531
Other Information
Shares
Sold	45,437,724	42,651,879
Issued in reinvestment of distributions	14,830,047	2,109,542
Redeemed	(41,012,579)	(39,288,434)
Net increase (decrease)	19,255,192	5,472,987

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity International Capital Appreciation Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$30.93	$24.57	$22.41	$18.84	$21.06	$16.81
Income from Investment Operations
Net investment income (loss)A,B	(.01)	(.02)	.06	.17C	.11	.09
Net realized and unrealized gain (loss)	(5.92)	6.74	2.86	3.93	(1.63)	4.27
Total from investment operations	(5.93)	6.72	2.92	4.10	(1.52)	4.36
Distributions from net investment income	–	(.05)	(.13)	(.08)	(.07)	(.11)
Distributions from net realized gain	(2.58)	(.31)	(.62)	(.45)	(.63)	–
Total distributions	(2.58)	(.36)	(.76)D	(.53)	(.70)	(.11)
Redemption fees added to paid in capitalA	–	–	–	–	–	–E
Net asset value, end of period	$22.42	$30.93	$24.57	$22.41	$18.84	$21.06
Total ReturnF,G	(20.67)%	27.56%	13.35%	22.45%	(7.51)%	26.13%
Ratios to Average Net AssetsB,H,I
Expenses before reductions	1.03%J	1.00%	1.03%	1.01%	1.06%	1.12%
Expenses net of fee waivers, if any	1.03%J	1.00%	1.03%	1.01%	1.06%	1.12%
Expenses net of all reductions	1.03%J	1.00%	.99%	1.00%	1.01%	1.10%
Net investment income (loss)	(.09)%J	(.08)%	.25%	.81%C	.54%	.50%
Supplemental Data
Net assets, end of period (000 omitted)	$4,674,453	$5,851,757	$4,514,343	$3,480,765	$2,165,082	$2,112,031
Portfolio turnover rateK	112%J,L	141%	135%	131%L	157%L	178%L

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.08 per share. Excluding such non-recurring dividend(s) the ratio of net investment income (loss) to average net assets would have been .40%.

 D Total distributions per share do not sum due to rounding.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2022

1. Organization.

Fidelity International Capital Appreciation Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2022 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign tax reclaims. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), net operating losses and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$844,349,398
Gross unrealized depreciation	(284,535,788)
Net unrealized appreciation (depreciation)	$559,813,610
Tax cost	$4,160,675,373

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity International Capital Appreciation Fund	3,017,103,430	2,988,682,904

Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The net realized gain or loss on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity International Capital Appreciation Fund	237,890	2,446,488	6,501,540

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to its benchmark index, the MSCI All Country World ex USA Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .84% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .15% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity International Capital Appreciation Fund	.03

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity International Capital Appreciation Fund	$6,959

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity International Capital Appreciation Fund	Borrower	$16,004,842.34%		$2,898

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity International Capital Appreciation Fund	353,834,687	262,833,099	(17,503,506)

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity International Capital Appreciation Fund	$4,564

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity International Capital Appreciation Fund	$2,203	$–	$–

8. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable" in the Statement of Assets and Liabilities, if applicable. Activity in this program during the period for which loans were outstanding was as follows:

	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity International Capital Appreciation Fund	$13,584,250.76%		$1,153

9. Expense Reductions.

During the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses in the amount of $79,646.

10. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

Strategic Advisers Fidelity International Fund
Fidelity International Capital Appreciation Fund	35%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
Fidelity International Capital Appreciation Fund	39%

11. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Fidelity® Overseas Fund

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2022
France	16.1%
Switzerland	12.7%
Japan	11.4%
United States of America*	10.9%
United Kingdom	8.7%
Netherlands	7.6%
Germany	6.4%
Sweden	6.4%
Ireland	3.0%
Other	16.8%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2022

% of fund's net assets
Stocks	96.2
Short-Term Investments and Net Other Assets (Liabilities)	3.8

Top Ten Stocks as of April 30, 2022

% of fund's net assets
Nestle SA (Reg. S) (Switzerland, Food Products)	3.3
ASML Holding NV (Netherlands) (Netherlands, Semiconductors & Semiconductor Equipment)	2.7
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	2.5
LVMH Moet Hennessy Louis Vuitton SE (France, Textiles, Apparel & Luxury Goods)	2.2
Diageo PLC (United Kingdom, Beverages)	2.0
AIA Group Ltd. (Hong Kong, Insurance)	1.6
TotalEnergies SE (France, Oil, Gas & Consumable Fuels)	1.6
Sony Group Corp. (Japan, Household Durables)	1.4
Sika AG (Switzerland, Chemicals)	1.4
RELX PLC (London Stock Exchange) (United Kingdom, Professional Services)	1.4
20.1

Market Sectors as of April 30, 2022

% of fund's net assets
Industrials	21.2
Financials	19.2
Information Technology	16.4
Health Care	13.1
Consumer Discretionary	8.8
Consumer Staples	6.6
Materials	5.2
Energy	2.5
Communication Services	2.1
Real Estate	1.1

Fidelity® Overseas Fund

Schedule of Investments April 30, 2022 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.1%
	Shares	Value
Bailiwick of Jersey - 1.3%
Ferguson PLC	729,400	$91,502,638
JTC PLC (a)	2,649,000	25,722,122

TOTAL BAILIWICK OF JERSEY		117,224,760

Belgium - 1.0%
Azelis Group NV	519,000	12,782,131
KBC Group NV	1,087,454	73,981,529

TOTAL BELGIUM		86,763,660

Bermuda - 0.7%
Genpact Ltd.	613,230	24,694,772
Hiscox Ltd.	2,862,313	33,987,898

TOTAL BERMUDA		58,682,670

Canada - 1.3%
Constellation Software, Inc.	69,700	109,698,625
Topicus.Com, Inc.	122,288	7,605,816

TOTAL CANADA		117,304,441

Cayman Islands - 0.6%
Parade Technologies Ltd.	1,080,000	51,389,914
Denmark - 1.6%
DSV A/S	733,600	120,274,998
GN Store Nord A/S	685,800	25,737,760

TOTAL DENMARK		146,012,758

Finland - 0.8%
Nordea Bank ABP	7,419,600	73,974,040
France - 16.1%
Air Liquide SA	620,800	107,403,605
ALTEN	524,556	70,399,447
Antin Infrastructure Partners SA	198,900	5,167,131
BNP Paribas SA	1,856,100	96,241,364
Capgemini SA	612,033	124,597,096
Dassault Systemes SA	1,318,800	58,323,086
Edenred SA	2,032,979	102,100,596
EssilorLuxottica SA	520,881	88,678,853
Legrand SA	1,209,600	107,187,714
LVMH Moet Hennessy Louis Vuitton SE	306,163	198,128,890
Pernod Ricard SA	558,000	115,162,397
Safran SA	793,300	85,199,189
Teleperformance	342,066	122,771,258
TotalEnergies SE	2,836,344	139,272,927

TOTAL FRANCE		1,420,633,553

Germany - 6.4%
Allianz SE	518,900	117,081,546
Auto1 Group SE (a)(b)	100,600	1,053,298
Brenntag SE	858,200	66,221,679
Deutsche Borse AG	523,400	91,121,093
Hannover Reuck SE	492,200	76,502,959
Merck KGaA	600,500	111,409,202
SAP SE	286,945	29,080,730
Siemens Healthineers AG (a)	1,342,900	71,804,793

TOTAL GERMANY		564,275,300

Hong Kong - 1.6%
AIA Group Ltd.	14,431,800	141,774,533
Chervon Holdings Ltd.	699,700	4,372,728

TOTAL HONG KONG		146,147,261

India - 1.7%
HDFC Bank Ltd.	3,919,800	70,188,597
Reliance Industries Ltd.	2,117,853	76,642,274

TOTAL INDIA		146,830,871

Ireland - 3.0%
Flutter Entertainment PLC (b)	248,774	25,127,817
ICON PLC (b)	311,000	70,351,310
Kingspan Group PLC (Ireland)	894,400	83,257,072
Linde PLC	265,000	82,669,400

TOTAL IRELAND		261,405,599

Italy - 2.2%
FinecoBank SpA	4,373,700	60,800,388
GVS SpA (a)	528,100	4,398,636
Moncler SpA	1,078,800	56,198,689
Recordati SpA	1,604,930	77,338,952

TOTAL ITALY		198,736,665

Japan - 11.4%
Advantest Corp.	648,200	44,238,421
Capcom Co. Ltd.	997,300	26,315,873
FUJIFILM Holdings Corp.	1,132,300	62,243,955
Hoya Corp.	1,059,700	105,166,894
Iriso Electronics Co. Ltd.	501,900	11,727,933
Misumi Group, Inc.	1,737,300	43,561,624
Nitori Holdings Co. Ltd.	227,100	23,363,901
NOF Corp.	941,400	35,334,961
Olympus Corp.	3,289,200	57,893,629
Persol Holdings Co. Ltd.	2,388,800	47,392,921
Recruit Holdings Co. Ltd.	1,967,600	71,387,703
Relo Group, Inc.	1,789,700	25,565,134
Shin-Etsu Chemical Co. Ltd.	466,300	64,085,709
SMC Corp.	146,700	71,035,133
Sony Group Corp.	1,488,000	128,416,013
Suzuki Motor Corp.	1,035,500	31,215,267
TIS, Inc.	1,566,000	35,171,369
Tokyo Electron Ltd.	296,500	125,107,197

TOTAL JAPAN		1,009,223,637

Kenya - 0.3%
Safaricom Ltd.	99,329,800	28,906,859
Luxembourg - 0.8%
Eurofins Scientific SA	788,200	73,253,580
Netherlands - 7.6%
Akzo Nobel NV	642,100	55,699,915
ASM International NV (Netherlands)	231,600	69,593,973
ASML Holding NV (Netherlands)	413,800	234,847,439
Euronext NV (a)	648,180	51,933,574
IMCD NV	632,924	100,775,753
Koninklijke Philips Electronics NV	1,202,098	31,412,160
Wolters Kluwer NV	1,232,700	124,481,502

TOTAL NETHERLANDS		668,744,316

Spain - 1.9%
Amadeus IT Holding SA Class A (b)	1,448,557	90,770,813
Cellnex Telecom SA (a)	1,644,529	76,652,000

TOTAL SPAIN		167,422,813

Sweden - 6.3%
Addlife AB	2,778,272	61,386,099
AddTech AB (B Shares)	3,841,696	67,769,020
ASSA ABLOY AB (B Shares)	3,801,616	96,074,987
Atlas Copco AB (A Shares) (c)	1,857,686	84,221,679
Hexagon AB (B Shares)	8,309,642	107,218,740
Indutrade AB	4,506,101	106,289,144
Kry International AB (d)(e)	2,787	982,009
Nordnet AB	1,778,863	30,853,944

TOTAL SWEDEN		554,795,622

Switzerland - 12.7%
Compagnie Financiere Richemont SA Series A	751,050	87,265,049
Julius Baer Group Ltd.	1,285,694	61,440,544
Lonza Group AG	114,932	67,767,850
Nestle SA (Reg. S)	2,254,120	290,993,560
Partners Group Holding AG	62,250	65,953,716
Roche Holding AG (participation certificate)	596,948	221,356,706
Sika AG	411,292	125,632,541
Sonova Holding AG	250,061	90,178,532
Zurich Insurance Group Ltd.	244,450	111,290,734

TOTAL SWITZERLAND		1,121,879,232

Taiwan - 1.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	4,669,000	84,475,223
United Kingdom - 8.7%
Beazley PLC	4,358,100	23,475,329
Bridgepoint Group Holdings Ltd. (a)	4,007,057	15,289,563
Compass Group PLC	5,215,198	110,050,329
Dechra Pharmaceuticals PLC	991,795	44,943,547
Diageo PLC	3,609,400	180,068,774
Diploma PLC	1,567,295	53,756,319
Dr. Martens Ltd.	788,600	2,061,891
Future PLC	396,500	10,859,425
RELX PLC (London Stock Exchange)	4,213,100	125,510,278
Rentokil Initial PLC	12,769,615	87,705,199
Smith & Nephew PLC	1,497,600	24,273,943
St. James's Place PLC	3,139,200	50,445,655
Volution Group PLC	7,215,267	36,751,845

TOTAL UNITED KINGDOM		765,192,097

United States of America - 7.1%
Alphabet, Inc. Class C (b)	18,400	42,307,672
Ares Management Corp.	1,075,600	71,226,232
Boston Scientific Corp. (b)	159,000	6,695,490
CBRE Group, Inc.	817,100	67,851,984
Equifax, Inc.	330,900	67,344,768
Intercontinental Exchange, Inc.	585,100	67,760,431
Marsh & McLennan Companies, Inc.	678,900	109,778,130
Moody's Corp.	217,900	68,960,992
Pool Corp.	72,500	29,378,450
S&P Global, Inc.	259,705	97,778,933

TOTAL UNITED STATES OF AMERICA		629,083,082

TOTAL COMMON STOCKS
(Cost $6,776,538,487)		8,492,357,953

Nonconvertible Preferred Stocks - 0.1%
Sweden - 0.1%
Kry International AB Series E (d)(e)
(Cost $7,360,943)	16,101	5,673,241

Money Market Funds - 4.0%
Fidelity Cash Central Fund 0.32% (f)	294,116,941	294,175,765
Fidelity Securities Lending Cash Central Fund 0.32% (f)(g)	63,593,641	63,600,000
TOTAL MONEY MARKET FUNDS
(Cost $357,775,765)		357,775,765
TOTAL INVESTMENT IN SECURITIES - 100.2%
(Cost $7,141,675,195)		8,855,806,959
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(15,688,031)
NET ASSETS - 100%		$8,840,118,928

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $246,853,986 or 2.8% of net assets.

 (b) Non-income producing

 (c) Security or a portion of the security is on loan at period end.

 (d) Level 3 security

 (e) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,655,250 or 0.1% of net assets.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Kry International AB	5/14/21	$1,210,410
Kry International AB Series E	5/14/21	$7,360,943

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.32%	$322,300,071	$978,355,854	$1,006,480,160	$142,441	$--	$--	$294,175,765	0.6%
Fidelity Securities Lending Cash Central Fund 0.32%	--	240,278,352	176,678,352	31,990	--	--	63,600,000	0.2%
Total	$322,300,071	$1,218,634,206	$1,183,158,512	$174,431	$--	$--	$357,775,765

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$185,041,829	$71,214,531	$113,827,298	$--
Consumer Discretionary	785,311,175	29,378,450	755,932,725	--
Consumer Staples	586,224,731	--	586,224,731	--
Energy	215,915,201	--	215,915,201	--
Financials	1,692,730,977	415,504,718	1,277,226,259	--
Health Care	1,140,970,447	77,046,800	1,063,923,647	--
Industrials	1,877,653,190	67,344,768	1,810,308,422	--
Information Technology	1,449,940,395	141,999,213	1,301,285,932	6,655,250
Materials	470,826,131	82,669,400	388,156,731	--
Real Estate	93,417,118	67,851,984	25,565,134	--
Money Market Funds	357,775,765	357,775,765	--	--
Total Investments in Securities:	$8,855,806,959	$1,310,785,629	$7,538,366,080	$6,655,250

See accompanying notes which are an integral part of the financial statements.

Fidelity® Overseas Fund

Financial Statements

Statement of Assets and Liabilities

		April 30, 2022 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $55,372,268) — See accompanying schedule: Unaffiliated issuers (cost $6,783,899,430)	$8,498,031,194
Fidelity Central Funds (cost $357,775,765)	357,775,765
Total Investment in Securities (cost $7,141,675,195)		$8,855,806,959
Receivable for investments sold		73,264,161
Receivable for fund shares sold		13,986,585
Dividends receivable		17,797,851
Reclaims receivable		17,068,396
Distributions receivable from Fidelity Central Funds		66,263
Prepaid expenses		3,091
Other receivables		284,176
Total assets		8,978,277,482
Liabilities
Payable to custodian bank	$53,052
Payable for investments purchased	51,849,110
Payable for fund shares redeemed	9,691,824
Accrued management fee	6,376,553
Other affiliated payables	1,158,479
Other payables and accrued expenses	5,429,536
Collateral on securities loaned	63,600,000
Total liabilities		138,158,554
Net Assets		$8,840,118,928
Net Assets consist of:
Paid in capital		$7,120,011,911
Total accumulated earnings (loss)		1,720,107,017
Net Assets		$8,840,118,928
Net Asset Value and Maximum Offering Price
Overseas:
Net Asset Value, offering price and redemption price per share ($7,508,987,595 ÷ 138,935,949 shares)		$54.05
Class K:
Net Asset Value, offering price and redemption price per share ($1,331,131,333 ÷ 24,681,945 shares)		$53.93

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2022 (Unaudited)
Investment Income
Dividends		$83,403,809
Foreign tax reclaims		8,333,870
Income from Fidelity Central Funds (including $31,990 from security lending)		174,431
Income before foreign taxes withheld		91,912,110
Less foreign taxes withheld		(17,382,395)
Total income		74,529,715
Expenses
Management fee
Basic fee	$32,524,591
Performance adjustment	8,139,685
Transfer agent fees	6,229,400
Accounting fees	885,943
Custodian fees and expenses	196,236
Independent trustees' fees and expenses	17,153
Registration fees	123,679
Audit	70,592
Legal	7,259
Miscellaneous	17,775
Total expenses before reductions	48,212,313
Expense reductions	(148,364)
Total expenses after reductions		48,063,949
Net investment income (loss)		26,465,766
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	7,052,465
Foreign currency transactions	(700,451)
Futures contracts	235,443
Total net realized gain (loss)		6,587,457
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $601,240)	(2,086,789,626)
Assets and liabilities in foreign currencies	(1,361,258)
Total change in net unrealized appreciation (depreciation)		(2,088,150,884)
Net gain (loss)		(2,081,563,427)
Net increase (decrease) in net assets resulting from operations		$(2,055,097,661)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2022 (Unaudited)	Year ended October 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$26,465,766	$31,780,291
Net realized gain (loss)	6,587,457	475,517,138
Change in net unrealized appreciation (depreciation)	(2,088,150,884)	2,241,484,861
Net increase (decrease) in net assets resulting from operations	(2,055,097,661)	2,748,782,290
Distributions to shareholders	(471,071,468)	(45,118,729)
Share transactions - net increase (decrease)	793,282,626	686,322,636
Total increase (decrease) in net assets	(1,732,886,503)	3,389,986,197
Net Assets
Beginning of period	10,573,005,431	7,183,019,234
End of period	$8,840,118,928	$10,573,005,431

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Overseas Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$69.79	$50.91	$49.51	$46.04	$50.18	$40.73
Income from Investment Operations
Net investment income (loss)A,B	.16	.21	.13	.77	.68	.58
Net realized and unrealized gain (loss)	(12.83)	18.98	1.97	5.12	(4.27)	9.65
Total from investment operations	(12.67)	19.19	2.10	5.89	(3.59)	10.23
Distributions from net investment income	(.20)	(.11)	(.70)	(.68)	(.52)	(.72)
Distributions from net realized gain	(2.87)	(.21)	–	(1.74)	(.03)	(.05)
Total distributions	(3.07)	(.31)C	(.70)	(2.42)	(.55)	(.78)C
Redemption fees added to paid in capitalA	–	–	–	–	–	–D
Net asset value, end of period	$54.05	$69.79	$50.91	$49.51	$46.04	$50.18
Total ReturnE,F	(18.86)%	37.83%	4.25%	13.78%	(7.23)%	25.63%
Ratios to Average Net AssetsB,G,H
Expenses before reductions	.98%I	.99%	1.04%	.90%	.97%	1.00%
Expenses net of fee waivers, if any	.97%I	.98%	1.04%	.90%	.97%	1.00%
Expenses net of all reductions	.97%I	.98%	1.03%	.89%	.96%	1.00%
Net investment income (loss)	.51%I	.33%	.27%	1.68%	1.35%	1.30%
Supplemental Data
Net assets, end of period (000 omitted)	$7,508,988	$8,981,609	$6,160,617	$6,182,831	$5,825,757	$6,828,078
Portfolio turnover rateJ	24%I	30%K	41%	46%K	33%	26%K

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total distributions per share do not sum due to rounding.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Overseas Fund Class K

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$69.68	$50.83	$49.43	$45.98	$50.11	$40.67
Income from Investment Operations
Net investment income (loss)A,B	.19	.27	.19	.82	.73	.64
Net realized and unrealized gain (loss)	(12.80)	18.95	1.96	5.11	(4.26)	9.62
Total from investment operations	(12.61)	19.22	2.15	5.93	(3.53)	10.26
Distributions from net investment income	(.26)	(.16)	(.75)	(.73)	(.57)	(.77)
Distributions from net realized gain	(2.87)	(.21)	–	(1.74)	(.03)	(.05)
Total distributions	(3.14)C	(.37)	(.75)	(2.48)C	(.60)	(.82)
Redemption fees added to paid in capitalA	–	–	–	–	–	–D
Net asset value, end of period	$53.93	$69.68	$50.83	$49.43	$45.98	$50.11
Total ReturnE,F	(18.83)%	37.97%	4.36%	13.90%	(7.13)%	25.80%
Ratios to Average Net AssetsB,G,H
Expenses before reductions	.88%I	.89%	.94%	.78%	.86%	.89%
Expenses net of fee waivers, if any	.87%I	.88%	.93%	.78%	.86%	.89%
Expenses net of all reductions	.87%I	.88%	.93%	.77%	.85%	.88%
Net investment income (loss)	.61%I	.43%	.38%	1.79%	1.46%	1.42%
Supplemental Data
Net assets, end of period (000 omitted)	$1,331,131	$1,591,397	$1,022,402	$1,040,002	$1,026,091	$1,157,882
Portfolio turnover rateJ	24%I	30%K	41%	46%K	33%	26%K

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total distributions per share do not sum due to rounding.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2022

1. Organization.

Fidelity Overseas Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Overseas and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2022 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign tax reclaims. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Overseas Fund	$282,814

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), deferred trustees compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,247,854,158
Gross unrealized depreciation	(553,637,220)
Net unrealized appreciation (depreciation)	$1,694,216,938
Tax cost	$7,162,929,471

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Overseas Fund	1,494,102,482	1,168,455,288

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .424% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Overseas as compared to its benchmark index, the MSCI EAFE Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .81% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Overseas, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Overseas	$5,927,061.14
Class K	302,339.04
	$6,229,400

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Overseas Fund	.02

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Overseas Fund	$1,470

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Overseas Fund	96,302,629	21,700,313	(1,754,354)

Prior Fiscal Year Affiliated Exchanges In-Kind. Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)	Participating classes
Fidelity Overseas Fund	1,544,949	98,196,961	Overseas

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Overseas Fund	$8,398

8. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Overseas Fund	$3,498	$–	$–

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $63.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $148,301.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2022	Year ended October 31, 2021
Fidelity Overseas Fund
Distributions to shareholders
Overseas	$398,074,690	$37,598,959
Class K	72,996,778	7,519,770
Total	$471,071,468	$45,118,729

11. Share Transactions.

Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2022	Year ended October 31, 2021	Six months ended April 30, 2022	Year ended October 31, 2021
Fidelity Overseas Fund
Overseas
Shares sold	18,967,640	22,257,713	$1,158,078,373	$1,441,872,978
Reinvestment of distributions	5,519,644	591,381	355,685,839	34,075,384
Shares redeemed	(14,238,910)	(15,174,982)	(842,495,980)	(956,264,272)
Net increase (decrease)	10,248,374	7,674,112	$671,268,232	$519,684,090
Class K
Shares sold	3,484,680	11,014,981	$220,030,274	$703,185,104
Reinvestment of distributions	1,135,606	130,824	72,996,778	7,519,770
Shares redeemed	(2,776,063)	(8,423,101)	(171,012,658)	(544,066,328)
Net increase (decrease)	1,844,223	2,722,704	$122,014,394	$166,638,546

12. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

Strategic Advisers Fidelity International Fund
Fidelity Overseas Fund	26%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
Fidelity Overseas Fund	45%

13. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Fidelity® Worldwide Fund

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2022
United States of America*	67.7%
Japan	4.4%
United Kingdom	4.2%
Sweden	3.3%
France	2.4%
Ireland	2.1%
Switzerland	1.9%
Netherlands	1.5%
Canada	1.4%
Other	11.1%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2022

% of fund's net assets
Stocks	98.1
Short-Term Investments and Net Other Assets (Liabilities)	1.9

Top Ten Stocks as of April 30, 2022

% of fund's net assets
Microsoft Corp. (United States of America, Software)	4.2
UnitedHealth Group, Inc. (United States of America, Health Care Providers & Services)	3.9
MasterCard, Inc. Class A (United States of America, IT Services)	3.8
Visa, Inc. Class A (United States of America, IT Services)	3.7
Apple, Inc. (United States of America, Technology Hardware, Storage & Peripherals)	3.5
Alphabet, Inc. Class A (United States of America, Interactive Media & Services)	3.3
Pioneer Natural Resources Co. (United States of America, Oil, Gas & Consumable Fuels)	3.1
Cognizant Technology Solutions Corp. Class A (United States of America, IT Services)	2.6
S&P Global, Inc. (United States of America, Capital Markets)	2.5
The Coca-Cola Co. (United States of America, Beverages)	2.0
32.6

Market Sectors as of April 30, 2022

% of fund's net assets
Information Technology	25.8
Health Care	13.7
Financials	12.7
Energy	8.4
Consumer Staples	7.7
Consumer Discretionary	7.4
Industrials	7.2
Communication Services	5.5
Materials	5.0
Real Estate	2.7
Utilities	2.0

Fidelity® Worldwide Fund

Schedule of Investments April 30, 2022 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value
Australia - 0.4%
Bapcor Ltd.	543,673	$2,577,157
National Storage REIT unit	3,925,764	7,110,541
Rio Tinto Ltd.	25	1,978

TOTAL AUSTRALIA		9,689,676

Austria - 0.2%
Wienerberger AG	144,500	4,078,923
Bailiwick of Jersey - 0.7%
Experian PLC	106,224	3,668,377
Glencore Xstrata PLC	1,600,000	9,858,667
JTC PLC (a)	285,100	2,768,357

TOTAL BAILIWICK OF JERSEY		16,295,401

Belgium - 0.6%
Fagron NV	185,330	3,476,382
KBC Group NV	84,854	5,772,776
UCB SA	60,600	6,888,565

TOTAL BELGIUM		16,137,723

Bermuda - 0.1%
Hiscox Ltd.	6,100	72,433
Lancashire Holdings Ltd.	686,683	3,639,347

TOTAL BERMUDA		3,711,780

British Virgin Islands - 0.0%
Fix Price Group Ltd. GDR (Reg. S) (b)	139,553	51,541
Canada - 1.4%
Canada Goose Holdings, Inc. (c)	338	7,358
Constellation Software, Inc.	3,700	5,823,313
Definity Financial Corp.	144,900	3,780,834
PrairieSky Royalty Ltd.	837,040	11,487,187
Wheaton Precious Metals Corp.	306,000	13,715,393

TOTAL CANADA		34,814,085

China - 0.6%
Kweichow Moutai Co. Ltd. (A Shares)	18,100	4,995,182
PICC Property & Casualty Co. Ltd. (H Shares)	5,706,946	5,837,175
Yunnan Baiyao Group Co. Ltd. (A Shares)	265,800	3,052,854

TOTAL CHINA		13,885,211

Curacao - 0.2%
Schlumberger Ltd.	153,000	5,968,530
Denmark - 0.7%
DSV A/S	38,284	6,276,729
GN Store Nord A/S	111,775	4,194,865
ORSTED A/S (a)	38,100	4,215,022
Tryg A/S	155,932	3,707,615

TOTAL DENMARK		18,394,231

Finland - 0.8%
Nanoform Finland PLC (c)	754,800	3,424,733
Olvi Oyj (A Shares)	86,661	2,888,998
Sampo Oyj (A Shares)	184,251	8,946,761
UPM-Kymmene Corp.	131,930	4,563,761

TOTAL FINLAND		19,824,253

France - 2.4%
Capgemini SA	32,600	6,636,677
Edenred SA	115,291	5,790,163
Exclusive Networks SA	151,000	2,854,177
Hydrogen Refueling Solutions (c)	13,307	293,599
L'Oreal SA	20,800	7,567,247
LVMH Moet Hennessy Louis Vuitton SE	20,927	13,542,601
Sanofi SA	87,000	9,195,459
Teleperformance	2,819	1,011,770
TotalEnergies SE	176,941	8,688,329
Worldline SA (a)(c)	113,900	4,481,304

TOTAL FRANCE		60,061,326

Germany - 0.9%
Delivery Hero AG (a)(c)	41,647	1,464,016
Deutsche Post AG	166,311	7,105,220
Instone Real Estate Group BV (a)	182,488	2,801,564
Merck KGaA	14,400	2,671,595
Nexus AG	46,000	2,243,281
Patrizia Immobilien AG	177,421	3,034,807
Siemens Healthineers AG (a)	63,100	3,373,954

TOTAL GERMANY		22,694,437

Hong Kong - 0.7%
AIA Group Ltd.	1,018,327	10,003,800
Hong Kong Exchanges and Clearing Ltd.	170,174	7,218,607

TOTAL HONG KONG		17,222,407

Hungary - 0.1%
Richter Gedeon PLC	86,900	1,733,219
India - 0.7%
Delhivery Private Ltd. (b)(d)	203,700	1,166,547
FSN E-Commerce Ventures Private Ltd.	1,650	36,083
HDFC Bank Ltd.	212,324	3,801,909
HDFC Bank Ltd. sponsored ADR	40,335	2,226,895
Pine Labs Private Ltd. (b)(d)	792	443,203
Reliance Industries Ltd.	117,047	4,235,775
Reliance Industries Ltd. sponsored GDR (a)	36,700	2,624,415
V-Mart Retail Ltd. (c)	36,393	1,524,776
Zomato Ltd. (c)(d)	2,358,400	2,100,404

TOTAL INDIA		18,160,007

Indonesia - 1.0%
PT Astra International Tbk	12,455,900	6,503,742
PT Bank Central Asia Tbk	15,372,800	8,622,167
PT Bank Rakyat Indonesia (Persero) Tbk	15,503,600	5,165,600
PT United Tractors Tbk (e)	2,284,600	4,767,274

TOTAL INDONESIA		25,058,783

Ireland - 2.1%
Accenture PLC Class A	107,000	32,138,520
Cairn Homes PLC	1,363,024	1,642,458
CRH PLC	196,900	7,782,446
Dalata Hotel Group PLC (c)	773,053	3,531,034
ICON PLC (c)	9,900	2,239,479
Irish Residential Properties REIT PLC	2,591,367	3,981,011

TOTAL IRELAND		51,314,948

Israel - 0.1%
NICE Ltd. (c)	14,700	3,025,849
Italy - 0.2%
BFF Bank SpA (a)	403,100	2,513,574
Prada SpA	527,094	3,279,653

TOTAL ITALY		5,793,227

Japan - 4.4%
Capcom Co. Ltd.	141,934	3,745,229
Daiichi Sankyo Kabushiki Kaisha	142,200	3,580,442
Daiichikosho Co. Ltd.	116,080	3,166,099
FUJIFILM Holdings Corp.	87,992	4,837,031
Fujitsu Ltd.	43,136	6,519,970
GMO Internet, Inc.	217,766	4,352,094
Hitachi Ltd.	219,300	10,400,624
Hoya Corp.	63,443	6,296,219
Iriso Electronics Co. Ltd.	91,385	2,135,400
JEOL Ltd.	93,600	4,203,443
Keyence Corp.	15,840	6,367,747
Minebea Mitsumi, Inc.	352,600	6,765,043
Misumi Group, Inc.	60,900	1,527,026
NSD Co. Ltd.	215,600	3,827,192
PALTAC Corp.	93,491	3,407,561
Recruit Holdings Co. Ltd.	191,300	6,940,673
Renesas Electronics Corp. (c)	226,031	2,413,552
Roland Corp.	73,065	2,521,466
Shin-Etsu Chemical Co. Ltd.	52,403	7,201,980
Sony Group Corp.	116,703	10,071,595
TIS, Inc.	136,000	3,054,474
Z Holdings Corp.	924,128	3,627,977
ZOZO, Inc.	129,400	2,709,312

TOTAL JAPAN		109,672,149

Kenya - 0.1%
Safaricom Ltd.	5,920,700	1,723,036
Luxembourg - 0.6%
Eurofins Scientific SA	49,810	4,629,232
Stabilus Se	118,586	5,585,564
Subsea 7 SA	445,284	3,649,680

TOTAL LUXEMBOURG		13,864,476

Netherlands - 1.5%
Airbus Group NV	74,800	8,188,498
ASML Holding NV (Netherlands)	17,300	9,818,416
Heineken NV (Bearer)	41,119	4,013,668
IMCD NV	42,351	6,743,233
Prosus NV	151,271	7,295,598
RHI Magnesita NV	45,322	1,348,374

TOTAL NETHERLANDS		37,407,787

New Zealand - 0.1%
EBOS Group Ltd.	92,792	2,530,930
Norway - 1.1%
Equinor ASA	97,526	3,296,338
Kongsberg Gruppen ASA	223,400	9,595,607
Schibsted ASA:
(A Shares)	71,700	1,494,148
(B Shares)	90,097	1,731,877
TGS ASA	606,049	9,349,379
Volue A/S (c)	325,800	1,389,453

TOTAL NORWAY		26,856,802

Spain - 0.6%
Aena SME SA (a)(c)	13,500	1,915,779
Amadeus IT Holding SA Class A (c)	75,496	4,730,800
Cellnex Telecom SA (a)	89,256	4,160,249
Cie Automotive SA	200,000	4,360,370

TOTAL SPAIN		15,167,198

Sweden - 3.3%
Addlife AB	112,940	2,495,417
Alfa Laval AB (f)	264,697	7,368,178
ASSA ABLOY AB (B Shares)	237,200	5,994,553
Dustin Group AB (a)	842,798	6,055,761
Ericsson (B Shares)	498,635	3,977,724
Haypp Group (c)	525,000	1,738,745
Hemnet Group AB	417,030	5,202,421
HEXPOL AB (B Shares)	962,959	8,268,126
Indutrade AB	98,425	2,321,632
Instalco AB	441,771	2,726,555
INVISIO AB	57,312	1,015,812
Kry International AB (b)(d)	489	172,301
Lagercrantz Group AB (B Shares)	274,300	2,792,325
Sandvik AB (f)	373,157	7,063,233
Stillfront Group AB (c)	604,994	1,221,847
Swedbank AB (A Shares)	727,850	11,514,035
Swedish Match Co. AB	1,496,187	11,916,802

TOTAL SWEDEN		81,845,467

Switzerland - 1.9%
Lonza Group AG	11,532	6,799,663
Nestle SA (Reg. S)	133,350	17,214,697
Roche Holding AG (participation certificate)	48,651	18,040,474
Sika AG	20,609	6,295,189

TOTAL SWITZERLAND		48,350,023

Taiwan - 0.3%
MediaTek, Inc.	124,000	3,420,346
Taiwan Semiconductor Manufacturing Co. Ltd.	159,465	2,885,166

TOTAL TAIWAN		6,305,512

United Kingdom - 4.2%
Anglo American PLC (United Kingdom)	8,011	354,815
AstraZeneca PLC (United Kingdom)	104,843	13,990,380
Bytes Technology Group PLC	404,700	2,249,729
Clarkson PLC	109,762	5,053,705
Close Brothers Group PLC	269,273	3,733,717
Compass Group PLC	344,435	7,268,216
Dechra Pharmaceuticals PLC	33,600	1,522,596
Diageo PLC	229,252	11,437,116
Diageo PLC sponsored ADR	11,000	2,185,480
Electrocomponents PLC	303,095	3,956,142
FDM Group Holdings PLC	234,806	2,963,283
Future PLC	74,448	2,038,997
Harbour Energy PLC	806,871	5,059,890
Impax Asset Management Group PLC	189,249	2,046,675
Jet2 PLC (c)	219,373	3,368,908
Lloyds Banking Group PLC	5,649,151	3,208,513
M&G PLC	985,474	2,616,381
Mondi PLC	196,151	3,684,886
Prudential PLC	1,004,586	12,505,539
Rightmove PLC	393,130	3,022,029
Sabre Insurance Group PLC (a)	3,150,812	8,254,860
WH Smith PLC (c)	269,610	4,850,627
Zegona Communications PLC	30,559	33,192

TOTAL UNITED KINGDOM		105,405,676

United States of America - 65.8%
Alphabet, Inc. Class A (c)	35,500	81,017,745
Amazon.com, Inc. (c)	16,500	41,012,895
American Express Co.	179,000	31,273,090
American Tower Corp.	72,000	17,353,440
Amgen, Inc.	29,000	6,762,510
Apple, Inc.	548,000	86,392,200
Autoliv, Inc. (depositary receipt)	43,977	3,239,441
Block, Inc. Class A (c)	66,000	6,569,640
Caterpillar, Inc.	29,000	6,105,660
Cheniere Energy, Inc.	33,000	4,481,730
CME Group, Inc.	34,000	7,457,560
Cognizant Technology Solutions Corp. Class A	797,000	64,477,300
Constellation Energy Corp.	501,999	29,723,361
Crown Holdings, Inc.	326,000	35,873,040
Deckers Outdoor Corp. (c)	80,355	21,354,341
Deere & Co.	84,000	31,714,200
Edwards Lifesciences Corp. (c)	38,000	4,019,640
Eli Lilly & Co.	130,000	37,976,900
Estee Lauder Companies, Inc. Class A	108,000	28,518,480
Exelon Corp.	226,897	10,614,242
Extra Space Storage, Inc.	47,000	8,930,000
FMC Corp.	36,000	4,771,440
Freeport-McMoRan, Inc.	581,000	23,559,550
Humana, Inc.	67,000	29,785,520
Intercontinental Exchange, Inc.	188,000	21,772,280
Johnson & Johnson	185,000	33,385,100
L3Harris Technologies, Inc.	11,000	2,554,860
Lockheed Martin Corp.	12,000	5,185,440
lululemon athletica, Inc. (c)	11,800	4,184,634
MasterCard, Inc. Class A	262,000	95,205,560
Meta Platforms, Inc. Class A (c)	109,000	21,851,230
Microsoft Corp.	378,000	104,902,560
Moody's Corp.	102,000	32,280,960
NICE Ltd. sponsored ADR (c)	7,300	1,506,793
Norfolk Southern Corp.	25,000	6,447,000
Northrop Grumman Corp.	28,000	12,303,200
NVIDIA Corp.	116,000	21,514,520
Oracle Corp.	268,000	19,671,200
PayPal Holdings, Inc. (c)	110,000	9,672,300
Pioneer Natural Resources Co.	336,000	78,109,920
Procter & Gamble Co.	128,000	20,550,400
Progressive Corp.	95,000	10,199,200
Range Resources Corp. (c)	1,621,000	48,532,740
ResMed, Inc.	20,596	4,118,582
Royalty Pharma PLC	420,000	17,883,600
S&P Global, Inc.	166,628	62,735,442
Sempra Energy	36,000	5,808,960
Stripe, Inc. Class B (b)(c)(d)	10,000	320,500
Tesla, Inc. (c)	30,500	26,558,180
The Coca-Cola Co.	787,000	50,848,070
The Travelers Companies, Inc.	195,000	33,356,700
U.S. Silica Holdings, Inc. (c)	147,000	2,731,260
UnitedHealth Group, Inc.	193,000	98,150,150
Valero Energy Corp.	103,000	11,482,440
Visa, Inc. Class A	427,000	91,006,510
Walmart, Inc.	189,000	28,915,110
Warner Music Group Corp. Class A	81,000	2,411,370
Wells Fargo & Co.	62,000	2,705,060
Welltower, Inc.	253,000	22,974,930

TOTAL UNITED STATES OF AMERICA		1,634,820,686

TOTAL COMMON STOCKS
(Cost $2,129,089,284)		2,431,865,299

Preferred Stocks - 0.3%
Convertible Preferred Stocks - 0.2%
China - 0.2%
ByteDance Ltd. Series E1 (b)(c)(d)	14,425	1,847,410
dMed Biopharmaceutical Co. Ltd. Series C (b)(c)(d)	138,905	1,377,938
		3,225,348
United States of America - 0.0%
Instacart, Inc. Series I (b)(c)(d)	8,000	518,800
Stripe, Inc. Series H (b)(c)(d)	4,200	134,610
		653,410

TOTAL CONVERTIBLE PREFERRED STOCKS		3,878,758

Nonconvertible Preferred Stocks - 0.1%
India - 0.1%
Pine Labs Private Ltd.:
Series 1 (b)(d)	1,892	1,058,763
Series A (b)(d)	473	264,691
Series B (b)(d)	514	287,634
Series B2 (b)(d)	416	232,794
Series C (b)(d)	774	433,130
Series C1 (b)(d)	163	91,215
Series D (b)(d)	174	97,370
		2,465,597
Sweden - 0.0%
Kry International AB Series E (b)(d)	2,824	995,046

TOTAL NONCONVERTIBLE PREFERRED STOCKS		3,460,643

TOTAL PREFERRED STOCKS
(Cost $7,655,900)		7,339,401

Money Market Funds - 2.4%
Fidelity Cash Central Fund 0.32% (g)	45,027,600	45,036,605
Fidelity Securities Lending Cash Central Fund 0.32% (g)(h)	14,275,972	14,277,400
TOTAL MONEY MARKET FUNDS
(Cost $59,310,461)		59,314,005
TOTAL INVESTMENT IN SECURITIES - 100.5%
(Cost $2,196,055,645)		2,498,518,705
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(12,464,851)
NET ASSETS - 100%		$2,486,053,854

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $44,628,855 or 1.8% of net assets.

 (b) Level 3 security

 (c) Non-income producing

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $11,542,356 or 0.5% of net assets.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Security or a portion of the security is on loan at period end.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
ByteDance Ltd. Series E1	11/18/20	$1,580,608
Delhivery Private Ltd.	5/20/21	$994,308
dMed Biopharmaceutical Co. Ltd. Series C	12/1/20	$1,972,888
Instacart, Inc. Series I	2/26/21	$1,000,000
Kry International AB	5/14/21	$212,376
Kry International AB Series E	5/14/21	$1,291,057
Pine Labs Private Ltd.	6/30/21	$295,305
Pine Labs Private Ltd. Series 1	6/30/21	$705,451
Pine Labs Private Ltd. Series A	6/30/21	$176,363
Pine Labs Private Ltd. Series B	6/30/21	$191,650
Pine Labs Private Ltd. Series B2	6/30/21	$155,110
Pine Labs Private Ltd. Series C	6/30/21	$288,594
Pine Labs Private Ltd. Series C1	6/30/21	$60,776
Pine Labs Private Ltd. Series D	6/30/21	$64,878
Stripe, Inc. Class B	5/18/21	$401,284
Stripe, Inc. Series H	3/15/21	$168,525
Zomato Ltd.	12/9/20 - 2/10/21	$1,583,813

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.32%	$32,092,646	$830,285,865	$817,341,906	$27,731	$--	$--	$45,036,605	0.1%
Fidelity Securities Lending Cash Central Fund 0.32%	13,243,601	76,726,279	75,692,480	142,722	--	--	14,277,400	0.0%
Total	$45,336,247	$907,012,144	$893,034,386	$170,453	$--	$--	$59,314,005

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$136,447,446	$107,003,381	$29,444,065	$--
Consumer Discretionary	183,408,365	93,117,408	89,720,616	570,341
Consumer Staples	191,051,250	131,017,540	60,033,710	--
Energy	204,464,887	162,793,807	41,671,080	--
Financials	319,737,862	207,788,021	111,949,841	--
Health Care	340,043,122	236,054,700	102,610,484	1,377,938
Industrials	180,363,367	64,310,360	114,886,460	1,166,547
Information Technology	635,781,955	541,906,265	87,497,023	6,378,667
Materials	131,358,568	77,919,423	53,439,145	--
Real Estate	66,186,293	49,258,370	16,927,923	--
Utilities	50,361,585	46,146,563	4,215,022	--
Money Market Funds	59,314,005	59,314,005	--	--
Total Investments in Securities:	$2,498,518,705	$1,776,629,843	$712,395,369	$9,493,493

See accompanying notes which are an integral part of the financial statements.

Fidelity® Worldwide Fund

Financial Statements

Statement of Assets and Liabilities

		April 30, 2022 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $12,822,345) — See accompanying schedule: Unaffiliated issuers (cost $2,136,745,184)	$2,439,204,700
Fidelity Central Funds (cost $59,310,461)	59,314,005
Total Investment in Securities (cost $2,196,055,645)		$2,498,518,705
Cash		1,626
Foreign currency held at value (cost $1,812,725)		1,814,056
Receivable for investments sold		29,231,625
Receivable for fund shares sold		1,238,450
Dividends receivable		3,217,663
Reclaims receivable		2,708,307
Distributions receivable from Fidelity Central Funds		12,370
Prepaid expenses		997
Other receivables		49,144
Total assets		2,536,792,943
Liabilities
Payable for investments purchased
Regular delivery	$30,059,371
Delayed delivery	2,383,727
Payable for fund shares redeemed	1,600,277
Distributions payable	7
Accrued management fee	1,538,051
Distribution and service plan fees payable	33,996
Other affiliated payables	387,827
Other payables and accrued expenses	458,433
Collateral on securities loaned	14,277,400
Total liabilities		50,739,089
Net Assets		$2,486,053,854
Net Assets consist of:
Paid in capital		$1,926,628,604
Total accumulated earnings (loss)		559,425,250
Net Assets		$2,486,053,854
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($77,352,465 ÷ 2,684,761 shares)(a)		$28.81
Maximum offering price per share (100/94.25 of $28.81)		$30.57
Class M:
Net Asset Value and redemption price per share ($17,536,664 ÷ 615,120 shares)(a)		$28.51
Maximum offering price per share (100/96.50 of $28.51)		$29.54
Class C:
Net Asset Value and offering price per share ($10,335,154 ÷ 378,139 shares)(a)		$27.33
Worldwide:
Net Asset Value, offering price and redemption price per share ($2,238,339,851 ÷ 76,286,685 shares)		$29.34
Class I:
Net Asset Value, offering price and redemption price per share ($59,199,507 ÷ 2,034,222 shares)		$29.10
Class Z:
Net Asset Value, offering price and redemption price per share ($83,290,213 ÷ 2,862,575 shares)		$29.10

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2022 (Unaudited)
Investment Income
Dividends		$17,925,721
Non-Cash dividends		2,872,735
Income from Fidelity Central Funds (including $142,722 from security lending)		170,453
Income before foreign taxes withheld		20,968,909
Less foreign taxes withheld		(1,049,166)
Total income		19,919,743
Expenses
Management fee
Basic fee	$9,430,709
Performance adjustment	1,753,046
Transfer agent fees	2,013,911
Distribution and service plan fees	224,248
Accounting fees	428,547
Custodian fees and expenses	55,883
Independent trustees' fees and expenses	5,093
Registration fees	102,793
Audit	46,572
Legal	7,815
Miscellaneous	5,566
Total expenses before reductions	14,074,183
Expense reductions	(43,318)
Total expenses after reductions		14,030,865
Net investment income (loss)		5,888,878
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $176,140)	268,882,969
Foreign currency transactions	(97,763)
Total net realized gain (loss)		268,785,206
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $742,402)	(856,830,863)
Assets and liabilities in foreign currencies	(261,114)
Total change in net unrealized appreciation (depreciation)		(857,091,977)
Net gain (loss)		(588,306,771)
Net increase (decrease) in net assets resulting from operations		$(582,417,893)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2022 (Unaudited)	Year ended October 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,888,878	$(2,163,208)
Net realized gain (loss)	268,785,206	389,411,062
Change in net unrealized appreciation (depreciation)	(857,091,977)	532,577,145
Net increase (decrease) in net assets resulting from operations	(582,417,893)	919,824,999
Distributions to shareholders	(362,130,547)	(212,769,678)
Share transactions - net increase (decrease)	194,999,128	82,772,537
Total increase (decrease) in net assets	(749,549,312)	789,827,858
Net Assets
Beginning of period	3,235,603,166	2,445,775,308
End of period	$2,486,053,854	$3,235,603,166

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Worldwide Fund Class A

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$40.06	$31.49	$27.36	$26.57	$27.28	$21.83
Income from Investment Operations
Net investment income (loss)A,B	.02	(.13)	(.05)	.11	.03	.11
Net realized and unrealized gain (loss)	(6.77)	11.40	5.50	2.84	1.00	5.53
Total from investment operations	(6.75)	11.27	5.45	2.95	1.03	5.64
Distributions from net investment income	(.07)	–	(.12)	(.02)	(.09)	(.12)
Distributions from net realized gain	(4.43)	(2.70)	(1.20)	(2.14)	(1.65)	(.07)
Total distributions	(4.50)	(2.70)	(1.32)	(2.16)	(1.74)	(.19)
Redemption fees added to paid in capitalA	–	–	–	–	–	–C
Net asset value, end of period	$28.81	$40.06	$31.49	$27.36	$26.57	$27.28
Total ReturnD,E,F	(18.67)%	37.72%	20.72%	12.35%	3.96%	26.06%
Ratios to Average Net AssetsB,G,H
Expenses before reductions	1.24%I	1.29%	1.34%	1.26%	1.23%	1.12%
Expenses net of fee waivers, if any	1.24%I	1.28%	1.34%	1.26%	1.23%	1.12%
Expenses net of all reductions	1.24%I	1.28%	1.33%	1.25%	1.22%	1.11%
Net investment income (loss)	.13%I	(.34)%	(.18)%	.41%	.12%	.47%
Supplemental Data
Net assets, end of period (000 omitted)	$77,352	$99,731	$63,690	$52,516	$42,947	$32,823
Portfolio turnover rateJ	160%I	96%	112%	147%	117%	111%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Worldwide Fund Class M

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$39.62	$31.19	$27.10	$26.39	$27.11	$21.67
Income from Investment Operations
Net investment income (loss)A,B	(.02)	(.22)	(.13)	.03	(.05)	.04
Net realized and unrealized gain (loss)	(6.71)	11.29	5.46	2.82	1.00	5.50
Total from investment operations	(6.73)	11.07	5.33	2.85	.95	5.54
Distributions from net investment income	–	–	(.04)	–	(.02)	(.03)
Distributions from net realized gain	(4.38)	(2.64)	(1.20)	(2.14)	(1.65)	(.07)
Total distributions	(4.38)	(2.64)	(1.24)	(2.14)	(1.67)	(.10)
Redemption fees added to paid in capitalA	–	–	–	–	–	–C
Net asset value, end of period	$28.51	$39.62	$31.19	$27.10	$26.39	$27.11
Total ReturnD,E,F	(18.78)%	37.37%	20.40%	12.05%	3.65%	25.68%
Ratios to Average Net AssetsB,G,H
Expenses before reductions	1.51%I	1.55%	1.61%	1.55%	1.52%	1.42%
Expenses net of fee waivers, if any	1.50%I	1.55%	1.61%	1.54%	1.52%	1.42%
Expenses net of all reductions	1.50%I	1.55%	1.61%	1.54%	1.51%	1.41%
Net investment income (loss)	(.13)%I	(.61)%	(.45)%	.13%	(.17)%	.17%
Supplemental Data
Net assets, end of period (000 omitted)	$17,537	$22,771	$17,387	$13,066	$12,746	$10,634
Portfolio turnover rateJ	160%I	96%	112%	147%	117%	111%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Worldwide Fund Class C

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$38.05	$30.14	$26.33	$25.82	$26.67	$21.33
Income from Investment Operations
Net investment income (loss)A,B	(.11)	(.39)	(.27)	(.10)	(.18)	(.07)
Net realized and unrealized gain (loss)	(6.43)	10.88	5.28	2.75	.98	5.42
Total from investment operations	(6.54)	10.49	5.01	2.65	.80	5.35
Distributions from net investment income	–	–	–	–	–	–
Distributions from net realized gain	(4.18)	(2.58)	(1.20)	(2.14)	(1.65)	(.01)
Total distributions	(4.18)	(2.58)	(1.20)	(2.14)	(1.65)	(.01)
Redemption fees added to paid in capitalA	–	–	–	–	–	–C
Net asset value, end of period	$27.33	$38.05	$30.14	$26.33	$25.82	$26.67
Total ReturnD,E,F	(18.99)%	36.63%	19.76%	11.49%	3.12%	25.10%
Ratios to Average Net AssetsB,G,H
Expenses before reductions	2.03%I	2.08%	2.14%	2.06%	2.01%	1.89%
Expenses net of fee waivers, if any	2.03%I	2.08%	2.14%	2.06%	2.01%	1.89%
Expenses net of all reductions	2.03%I	2.08%	2.13%	2.06%	2.00%	1.88%
Net investment income (loss)	(.66)%I	(1.14)%	(.98)%	(.39)%	(.66)%	(.30)%
Supplemental Data
Net assets, end of period (000 omitted)	$10,335	$13,602	$11,677	$10,618	$12,744	$10,264
Portfolio turnover rateJ	160%I	96%	112%	147%	117%	111%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Worldwide Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$40.76	$31.97	$27.74	$26.90	$27.61	$22.09
Income from Investment Operations
Net investment income (loss)A,B	.07	(.02)	.03	.18	.11	.19
Net realized and unrealized gain (loss)	(6.90)	11.58	5.58	2.89	1.00	5.60
Total from investment operations	(6.83)	11.56	5.61	3.07	1.11	5.79
Distributions from net investment income	(.16)	(.02)	(.18)	(.09)	(.17)	(.20)
Distributions from net realized gain	(4.43)	(2.75)	(1.20)	(2.14)	(1.65)	(.07)
Total distributions	(4.59)	(2.77)	(1.38)	(2.23)	(1.82)	(.27)
Redemption fees added to paid in capitalA	–	–	–	–	–	–C
Net asset value, end of period	$29.34	$40.76	$31.97	$27.74	$26.90	$27.61
Total ReturnD,E	(18.57)%	38.11%	21.07%	12.71%	4.23%	26.49%
Ratios to Average Net AssetsB,F,G
Expenses before reductions	.95%H	1.00%	1.05%	.99%	.94%	.81%
Expenses net of fee waivers, if any	.95%H	1.00%	1.05%	.99%	.94%	.81%
Expenses net of all reductions	.95%H	1.00%	1.05%	.98%	.93%	.80%
Net investment income (loss)	.42%H	(.06)%	.11%	.69%	.41%	.79%
Supplemental Data
Net assets, end of period (000 omitted)	$2,238,340	$2,896,684	$2,217,129	$2,020,487	$2,112,988	$1,656,173
Portfolio turnover rateI	160%H	96%	112%	147%	117%	111%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Worldwide Fund Class I

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$40.46	$31.77	$27.58	$26.77	$27.49	$21.99
Income from Investment Operations
Net investment income (loss)A,B	.07	(.03)	.03	.18	.11	.19
Net realized and unrealized gain (loss)	(6.85)	11.49	5.55	2.86	.99	5.56
Total from investment operations	(6.78)	11.46	5.58	3.04	1.10	5.75
Distributions from net investment income	(.16)	(.02)	(.19)	(.09)	(.18)	(.18)
Distributions from net realized gain	(4.43)	(2.75)	(1.20)	(2.14)	(1.65)	(.07)
Total distributions	(4.58)C	(2.77)	(1.39)	(2.23)	(1.82)C	(.25)
Redemption fees added to paid in capitalA	–	–	–	–	–	–D
Net asset value, end of period	$29.10	$40.46	$31.77	$27.58	$26.77	$27.49
Total ReturnE,F	(18.57)%	38.06%	21.08%	12.70%	4.22%	26.45%
Ratios to Average Net AssetsB,G,H
Expenses before reductions	.97%I	1.02%	1.06%	.99%	.96%	.83%
Expenses net of fee waivers, if any	.97%I	1.02%	1.06%	.99%	.95%	.83%
Expenses net of all reductions	.97%I	1.02%	1.05%	.98%	.94%	.82%
Net investment income (loss)	.40%I	(.08)%	.10%	.69%	.40%	.77%
Supplemental Data
Net assets, end of period (000 omitted)	$59,200	$86,852	$64,615	$44,754	$50,956	$21,711
Portfolio turnover rateJ	160%I	96%	112%	147%	117%	111%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total distributions per share do not sum due to rounding.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Worldwide Fund Class Z

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2022	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$40.48	$31.76	$27.59	$26.78	$29.54
Income from Investment Operations
Net investment income (loss)B,C	.09	.02	.07	.22	(.01)
Net realized and unrealized gain (loss)	(6.84)	11.50	5.53	2.86	(2.75)
Total from investment operations	(6.75)	11.52	5.60	3.08	(2.76)
Distributions from net investment income	(.20)	(.05)	(.23)	(.13)	–
Distributions from net realized gain	(4.43)	(2.75)	(1.20)	(2.14)	–
Total distributions	(4.63)	(2.80)	(1.43)	(2.27)	–
Net asset value, end of period	$29.10	$40.48	$31.76	$27.59	$26.78
Total ReturnD,E	(18.51)%	38.27%	21.19%	12.85%	(9.34)%
Ratios to Average Net AssetsC,F,G
Expenses before reductions	.85%H	.90%	.93%	.85%	.88%H
Expenses net of fee waivers, if any	.85%H	.90%	.93%	.84%	.88%H
Expenses net of all reductions	.85%H	.90%	.93%	.84%	.87%H
Net investment income (loss)	.52%H	.04%	.23%	.83%	(.27)%H
Supplemental Data
Net assets, end of period (000 omitted)	$83,290	$115,963	$71,278	$205,197	$294
Portfolio turnover rateI	160%H	96%	112%	147%	117%

 A For the period October 2, 2018 (commencement of sale of shares) through October 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2022

1. Organization.

Fidelity Worldwide Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Worldwide, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%.

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2022 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$417,355,398
Gross unrealized depreciation	(117,580,799)
Net unrealized appreciation (depreciation)	$299,774,599
Tax cost	$2,198,744,106

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Worldwide Fund	2,290,067,631	2,467,567,476

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .424% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Fund as compared to its benchmark index, the MSCI World Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .77% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$112,190	$6,272
Class M	.25%	.25%	50,962	404
Class C	.75%	.25%	61,096	8,358
			$224,248	$15,034

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$17,021
Class M	634
Class C(a)	758
$18,413

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$80,661.18
Class M	19,733.19
Class C	13,389.22
Worldwide	1,821,228.14
Class I	58,205.16
Class Z	20,695.04
	$2,013,911

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Worldwide Fund	.03

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Worldwide Fund	$22,855

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Worldwide Fund	174,876,569	266,023,468	26,832,965

Other. During the period, the investment adviser reimbursed the Fund for certain losses as follows:

Amount ($)
Fidelity Worldwide Fund	3,353

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Worldwide Fund	$2,483

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Worldwide Fund	$15,363	$–	$–

8. Expense Reductions.

During the period, the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $43,318.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2022	Year ended October 31, 2021
Fidelity Worldwide Fund
Distributions to shareholders
Class A	$11,246,917	$5,558,931
Class M	2,460,774	1,453,529
Class C	1,484,213	982,551
Worldwide	323,847,724	192,474,658
Class I	9,721,033	5,902,121
Class Z	13,369,886	6,397,888
Total	$362,130,547	$212,769,678

10. Share Transactions.

Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2022	Year ended October 31, 2021	Six months ended April 30, 2022	Year ended October 31, 2021
Fidelity Worldwide Fund
Class A
Shares sold	221,232	687,168	$7,605,628	$24,638,768
Reinvestment of distributions	323,572	167,703	11,111,454	5,488,908
Shares redeemed	(349,432)	(387,967)	(11,887,594)	(14,002,191)
Net increase (decrease)	195,372	466,904	$6,829,488	$16,125,485
Class M
Shares sold	22,918	86,854	$751,858	$3,031,424
Reinvestment of distributions	71,924	44,443	2,446,862	1,442,165
Shares redeemed	(54,487)	(113,937)	(1,861,079)	(4,049,636)
Net increase (decrease)	40,355	17,360	$1,337,641	$423,953
Class C
Shares sold	30,631	70,402	$958,367	$2,403,125
Reinvestment of distributions	45,376	31,369	1,482,892	982,175
Shares redeemed	(55,319)	(131,707)	(1,721,188)	(4,545,518)
Net increase (decrease)	20,688	(29,936)	$720,071	$(1,160,218)
Worldwide
Shares sold	3,313,882	8,509,868	$114,197,742	$306,520,502
Reinvestment of distributions	8,857,534	5,570,483	309,393,660	184,995,722
Shares redeemed	(6,959,109)	(12,365,391)	(235,280,942)	(449,935,236)
Net increase (decrease)	5,212,307	1,714,960	$188,310,460	$41,580,988
Class I
Shares sold	180,251	670,926	$6,064,828	$24,272,391
Reinvestment of distributions	274,142	174,445	9,499,030	5,753,187
Shares redeemed	(566,731)	(732,928)	(19,007,096)	(25,932,444)
Net increase (decrease)	(112,338)	112,443	$(3,443,238)	$4,093,134
Class Z
Shares sold	322,821	823,146	$11,090,547	$29,837,475
Reinvestment of distributions	358,516	185,769	12,415,394	6,122,936
Shares redeemed	(683,524)	(388,243)	(22,261,235)	(14,251,216)
Net increase (decrease)	(2,187)	620,672	$1,244,706	$21,709,195

11. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

12. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2021 to April 30, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2021	Ending Account Value April 30, 2022	Expenses Paid During Period-B November 1, 2021 to April 30, 2022
Fidelity Diversified International Fund
Diversified International	1.03%
Actual		$1,000.00	$812.80	$4.63
Hypothetical-C		$1,000.00	$1,019.69	$5.16
Class K	.92%
Actual		$1,000.00	$813.10	$4.14
Hypothetical-C		$1,000.00	$1,020.23	$4.61
Fidelity International Capital Appreciation Fund	1.03%
Actual		$1,000.00	$793.30	$4.58
Hypothetical-C		$1,000.00	$1,019.69	$5.16
Fidelity Overseas Fund
Overseas	.97%
Actual		$1,000.00	$811.40	$4.36
Hypothetical-C		$1,000.00	$1,019.98	$4.86
Class K	.87%
Actual		$1,000.00	$811.70	$3.91
Hypothetical-C		$1,000.00	$1,020.48	$4.36
Fidelity Worldwide Fund
Class A	1.24%
Actual		$1,000.00	$813.30	$5.58
Hypothetical-C		$1,000.00	$1,018.65	$6.21
Class M	1.50%
Actual		$1,000.00	$812.20	$6.74
Hypothetical-C		$1,000.00	$1,017.36	$7.50
Class C	2.03%
Actual		$1,000.00	$810.10	$9.11
Hypothetical-C		$1,000.00	$1,014.73	$10.14
Worldwide	.95%
Actual		$1,000.00	$814.30	$4.27
Hypothetical-C		$1,000.00	$1,020.08	$4.76
Class I	.97%
Actual		$1,000.00	$814.30	$4.36
Hypothetical-C		$1,000.00	$1,019.98	$4.86
Class Z	.85%
Actual		$1,000.00	$814.90	$3.82
Hypothetical-C		$1,000.00	$1,020.58	$4.26

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Funds have adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage each Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. Each Fund’s Board of Trustees (the Board) has designated each Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

IBD-SANN-0622
1.703569.124

Fidelity's Targeted International Equity Funds®

Fidelity® Canada Fund

Fidelity® China Region Fund

Fidelity® Emerging Asia Fund

Fidelity® Emerging Markets Fund

Fidelity® Europe Fund

Fidelity® Japan Fund

Fidelity® Japan Smaller Companies Fund

Fidelity® Latin America Fund

Fidelity® Nordic Fund

Fidelity® Pacific Basin Fund

Semi-Annual Report

April 30, 2022

Includes Fidelity and Fidelity Advisor share classes

Contents

Note to Shareholders
Fidelity® Canada Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Fidelity® China Region Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Fidelity® Emerging Asia Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Fidelity® Emerging Markets Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Fidelity® Europe Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Fidelity® Japan Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Fidelity® Japan Smaller Companies Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Fidelity® Latin America Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Fidelity® Nordic Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Fidelity® Pacific Basin Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Fidelity® Canada Fund

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2022
Canada	98.5%
United States of America*	1.5%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2022

% of fund's net assets
Stocks	98.2
Bonds	0.3
Short-Term Investments and Net Other Assets (Liabilities)	1.5

Top Ten Stocks as of April 30, 2022

% of fund's net assets
Royal Bank of Canada (Banks)	9.2
The Toronto-Dominion Bank (Banks)	8.9
Canadian Pacific Railway Ltd. (Road & Rail)	6.5
Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels)	5.5
Alimentation Couche-Tard, Inc. Class A (multi-vtg.) (Food & Staples Retailing)	5.3
Suncor Energy, Inc. (Oil, Gas & Consumable Fuels)	4.6
Franco-Nevada Corp. (Metals & Mining)	4.4
Nutrien Ltd. (Chemicals)	3.9
Brookfield Asset Management, Inc. (Canada) Class A (Capital Markets)	3.9
Canadian National Railway Co. (Road & Rail)	2.9
55.1

Market Sectors as of April 30, 2022

% of fund's net assets
Financials	28.9
Energy	16.9
Industrials	13.2
Materials	12.9
Consumer Staples	8.7
Information Technology	6.9
Consumer Discretionary	5.0
Communication Services	4.6
Health Care	0.7
Real Estate	0.7

Market Sectors may include more than one industry category.
The Fund may invest up to 35% of its total assets in any industry that represents more than 20% of the Canadian market. As of April 30, 2022, the Fund did not have more than 25% of its total assets invested in any one industry.

Fidelity® Canada Fund

Schedule of Investments April 30, 2022 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
		Shares	Value
COMMUNICATION SERVICES - 4.3%
Diversified Telecommunication Services - 2.4%
TELUS Corp.		884,300	$22,123,849
Interactive Media & Services - 0.2%
VerticalScope Holdings, Inc.		80,400	1,230,424
Wireless Telecommunication Services - 1.7%
Rogers Communications, Inc. Class B (non-vtg.)		283,900	15,465,163

TOTAL COMMUNICATION SERVICES			38,819,436

CONSUMER DISCRETIONARY - 5.0%
Auto Components - 0.7%
Magna International, Inc. Class A (sub. vtg.)		98,400	5,930,119
Hotels, Restaurants & Leisure - 1.7%
Restaurant Brands International, Inc.		261,900	14,961,928
Multiline Retail - 2.4%
Dollarama, Inc.		392,400	21,815,442
Specialty Retail - 0.0%
Diversified Royalty Corp. (a)		184,600	415,284
Textiles, Apparel & Luxury Goods - 0.2%
Canada Goose Holdings, Inc. (b)		97,300	2,120,733

TOTAL CONSUMER DISCRETIONARY			45,243,506

CONSUMER STAPLES - 8.7%
Beverages - 0.3%
GURU Organic Energy Corp. (a)(b)		324,600	2,994,209
Food & Staples Retailing - 8.2%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)		1,082,300	48,181,790
Metro, Inc.		342,595	18,830,524
Neighbourly Pharmacy, Inc. (a)		39,378	743,328
Neighbourly Pharmacy, Inc. (b)		22,100	409,951
North West Co., Inc. (a)		214,900	5,993,747
			74,159,340
Personal Products - 0.2%
Jamieson Wellness, Inc. (c)		73,100	1,837,956

TOTAL CONSUMER STAPLES			78,991,505

ENERGY - 16.9%
Energy Equipment & Services - 0.7%
Computer Modelling Group Ltd.		480,800	1,785,246
Pason Systems, Inc.		345,400	4,358,334
			6,143,580
Oil, Gas & Consumable Fuels - 16.2%
Canadian Natural Resources Ltd.		803,098	49,705,618
Enbridge, Inc.		573,800	25,039,682
Parkland Corp. (a)		354,600	10,072,280
PrairieSky Royalty Ltd. (a)		1,479,018	20,297,425
Suncor Energy, Inc.		1,168,200	41,993,910
			147,108,915

TOTAL ENERGY			153,252,495

FINANCIALS - 28.9%
Banks - 18.1%
Royal Bank of Canada (a)		827,000	83,527,225
The Toronto-Dominion Bank		1,120,200	80,911,811
			164,439,036
Capital Markets - 4.8%
Brookfield Asset Management, Inc. (Canada) Class A		707,706	35,301,289
TMX Group Ltd.		86,500	8,806,550
			44,107,839
Insurance - 6.0%
Definity Financial Corp.		388,713	10,142,576
Intact Financial Corp.		134,525	18,819,782
Sun Life Financial, Inc.		506,500	25,197,848
			54,160,206

TOTAL FINANCIALS			262,707,081

HEALTH CARE - 0.7%
Health Care Providers & Services - 0.7%
Andlauer Healthcare Group, Inc.		137,800	4,799,106
dentalcorp Holdings Ltd. (b)		165,300	1,854,181
			6,653,287
INDUSTRIALS - 13.2%
Commercial Services & Supplies - 1.9%
GFL Environmental, Inc. (a)		581,400	17,514,638
Professional Services - 1.9%
Thomson Reuters Corp. (a)		172,300	17,226,647
Road & Rail - 9.4%
Canadian National Railway Co.		223,650	26,302,138
Canadian Pacific Railway Ltd.		800,562	58,559,772
			84,861,910

TOTAL INDUSTRIALS			119,603,195

INFORMATION TECHNOLOGY - 6.8%
IT Services - 2.5%
CGI, Inc. Class A (sub. vtg.) (b)		188,800	15,055,207
Shopify, Inc. Class A (b)		17,600	7,528,687
			22,583,894
Software - 4.3%
ApplyBoard, Inc. (d)(e)		1,677	166,057
ApplyBoard, Inc. (non-vtg.) (d)(e)		414	40,994
Constellation Software, Inc.		13,900	21,876,770
Dye & Durham Ltd.		377,500	6,232,651
Open Text Corp.		278,528	11,154,996
			39,471,468

TOTAL INFORMATION TECHNOLOGY			62,055,362

MATERIALS - 12.9%
Chemicals - 3.9%
Nutrien Ltd.		363,581	35,728,382
Containers & Packaging - 1.1%
CCL Industries, Inc. Class B		227,700	9,927,589
Metals & Mining - 7.3%
Franco-Nevada Corp.		268,900	40,666,245
Lundin Mining Corp.		679,300	6,202,615
Wheaton Precious Metals Corp.		443,100	19,860,427
			66,729,287
Paper & Forest Products - 0.6%
Stella-Jones, Inc.		102,923	2,844,173
Western Forest Products, Inc.		1,487,783	2,385,734
			5,229,907

TOTAL MATERIALS			117,615,165

REAL ESTATE - 0.7%
Equity Real Estate Investment Trusts (REITs) - 0.7%
Allied Properties (REIT) (a)		187,800	6,100,412
Real Estate Management & Development - 0.0%
Information Services Corp.		15,300	257,551

TOTAL REAL ESTATE			6,357,963

TOTAL COMMON STOCKS
(Cost $461,103,772)			891,298,995

Nonconvertible Preferred Stocks - 0.1%
INFORMATION TECHNOLOGY - 0.1%
Software - 0.1%
ApplyBoard, Inc.:
Series A1(d)(e)		2,063	204,278
Series A2 (d)(e)		1,615	159,917
Series A3 (d)(e)		92	9,110
Series D (d)(e)		4,504	445,986
Series Seed (d)(e)		617	61,095
TOTAL NONCONVERTIBLE PERFERRED STOCKS
(Cost $770,130)			880,386
		Principal Amount	Value

Convertible Bonds - 0.3%
COMMUNICATION SERVICES - 0.3%
Entertainment - 0.3%
Cineplex, Inc. 5.75% 9/30/25 (Cost $1,817,875)(c)	CAD	2,715,000	2,691,097
		Shares	Value

Money Market Funds - 15.1%
Fidelity Cash Central Fund 0.32% (f)		1,379,620	1,379,896
Fidelity Securities Lending Cash Central Fund 0.32% (f)(g)		136,217,098	136,230,719
TOTAL MONEY MARKET FUNDS
(Cost $137,610,615)			137,610,615
TOTAL INVESTMENT IN SECURITIES - 113.6%
(Cost $601,302,392)			1,032,481,093
NET OTHER ASSETS (LIABILITIES) - (13.6)%			(123,971,914)
NET ASSETS - 100%			$908,509,179

Currency Abbreviations

CAD – Canadian dollar

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,529,053 or 0.5% of net assets.

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,087,437 or 0.1% of net assets.

 (e) Level 3 security

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
ApplyBoard, Inc.	6/4/21 - 6/30/21	$85,688
ApplyBoard, Inc. (non-vtg.)	6/30/21	$44,290
ApplyBoard, Inc. Series A1	6/4/21	$133,582
ApplyBoard, Inc. Series A2	6/4/21	$104,573
ApplyBoard, Inc. Series A3	6/4/21	$5,957
ApplyBoard, Inc. Series D	6/4/21	$486,066
ApplyBoard, Inc. Series Seed	6/4/21	$39,952

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.32%	$479,852	$23,848,016	$22,947,972	$1,104	$--	$--	$1,379,896	0.0%
Fidelity Securities Lending Cash Central Fund 0.32%	82,977,032	764,243,635	710,989,948	81,885	--	--	136,230,719	0.4%
Total	$83,456,884	$788,091,651	$733,937,920	$82,989	$--	$--	$137,610,615

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$38,819,436	$38,819,436	$--	$--
Consumer Discretionary	45,243,506	45,243,506	--	--
Consumer Staples	78,991,505	78,991,505	--	--
Energy	153,252,495	153,252,495	--	--
Financials	262,707,081	262,707,081	--	--
Health Care	6,653,287	6,653,287	--	--
Industrials	119,603,195	119,603,195	--	--
Information Technology	62,935,748	61,848,311	--	1,087,437
Materials	117,615,165	117,615,165	--	--
Real Estate	6,357,963	6,357,963	--	--
Corporate Bonds	2,691,097	--	2,691,097	--
Money Market Funds	137,610,615	137,610,615	--	--
Total Investments in Securities:	$1,032,481,093	$1,028,702,559	$2,691,097	$1,087,437

See accompanying notes which are an integral part of the financial statements.

Fidelity® Canada Fund

Financial Statements

Statement of Assets and Liabilities

		April 30, 2022 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $127,690,869) — See accompanying schedule: Unaffiliated issuers (cost $463,691,777)	$894,870,478
Fidelity Central Funds (cost $137,610,615)	137,610,615
Total Investment in Securities (cost $601,302,392)		$1,032,481,093
Foreign currency held at value (cost $11,867,552)		11,675,112
Receivable for fund shares sold		425,254
Dividends receivable		1,675,894
Interest receivable		10,654
Distributions receivable from Fidelity Central Funds		20,678
Prepaid expenses		292
Other receivables		13,514
Total assets		1,046,302,491
Liabilities
Payable for investments purchased	$67,119
Payable for fund shares redeemed	753,979
Accrued management fee	533,524
Distribution and service plan fees payable	11,577
Other affiliated payables	165,305
Other payables and accrued expenses	34,663
Collateral on securities loaned	136,227,145
Total liabilities		137,793,312
Net Assets		$908,509,179
Net Assets consist of:
Paid in capital		$458,435,449
Total accumulated earnings (loss)		450,073,730
Net Assets		$908,509,179
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($32,040,521 ÷ 496,180 shares)(a)		$64.57
Maximum offering price per share (100/94.25 of $64.57)		$68.51
Class M:
Net Asset Value and redemption price per share ($7,450,662 ÷ 115,904 shares)(a)		$64.28
Maximum offering price per share (100/96.50 of $64.28)		$66.61
Class C:
Net Asset Value and offering price per share ($1,520,193 ÷ 23,871 shares)(a)		$63.68
Canada:
Net Asset Value, offering price and redemption price per share ($820,103,850 ÷ 12,645,779 shares)		$64.85
Class I:
Net Asset Value, offering price and redemption price per share ($20,385,070 ÷ 314,120 shares)		$64.90
Class Z:
Net Asset Value, offering price and redemption price per share ($27,008,883 ÷ 418,395 shares)		$64.55

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2022 (Unaudited)
Investment Income
Dividends		$10,482,794
Interest		91,570
Income from Fidelity Central Funds (including $81,885 from security lending)		82,989
Income before foreign taxes withheld		10,657,353
Less foreign taxes withheld		(1,572,204)
Total income		9,085,149
Expenses
Management fee
Basic fee	$3,056,149
Performance adjustment	(352,111)
Transfer agent fees	749,767
Distribution and service plan fees	68,244
Accounting fees	213,828
Custodian fees and expenses	6,472
Independent trustees' fees and expenses	1,509
Registration fees	66,190
Audit	30,297
Legal	539
Miscellaneous	1,709
Total expenses before reductions	3,842,593
Expense reductions	(13,191)
Total expenses after reductions		3,829,402
Net investment income (loss)		5,255,747
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	17,037,745
Foreign currency transactions	(175,047)
Total net realized gain (loss)		16,862,698
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(13,321,848)
Assets and liabilities in foreign currencies	(203,808)
Total change in net unrealized appreciation (depreciation)		(13,525,656)
Net gain (loss)		3,337,042
Net increase (decrease) in net assets resulting from operations		$8,592,789

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2022 (Unaudited)	Year ended October 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,255,747	$10,152,770
Net realized gain (loss)	16,862,698	36,420,496
Change in net unrealized appreciation (depreciation)	(13,525,656)	271,065,320
Net increase (decrease) in net assets resulting from operations	8,592,789	317,638,586
Distributions to shareholders	(44,124,388)	(19,441,097)
Share transactions - net increase (decrease)	44,091,795	(67,034,603)
Total increase (decrease) in net assets	8,560,196	231,162,886
Net Assets
Beginning of period	899,948,983	668,786,097
End of period	$908,509,179	$899,948,983

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Canada Fund Class A

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$67.23	$46.01	$51.95	$49.75	$54.11	$48.09
Income from Investment Operations
Net investment income (loss)A,B	.28	.55	.61	.66	.60	.50
Net realized and unrealized gain (loss)	.18	21.89	(4.38)	4.56	(3.88)	6.16
Total from investment operations	.46	22.44	(3.77)	5.22	(3.28)	6.66
Distributions from net investment income	(.61)	(.63)	(.77)	(.39)	(.59)	(.45)
Distributions from net realized gain	(2.51)	(.59)	(1.40)	(2.63)	(.49)	(.19)
Total distributions	(3.12)	(1.22)	(2.17)	(3.02)	(1.08)	(.64)
Redemption fees added to paid in capitalA	–	–	–	–	–C	–C
Net asset value, end of period	$64.57	$67.23	$46.01	$51.95	$49.75	$54.11
Total ReturnD,E,F	.96%	49.45%	(7.70)%	11.34%	(6.19)%	13.98%
Ratios to Average Net AssetsB,G,H
Expenses before reductions	1.15%I	1.12%	1.20%	1.20%	1.21%	1.34%
Expenses net of fee waivers, if any	1.15%I	1.12%	1.20%	1.20%	1.21%	1.34%
Expenses net of all reductions	1.15%I	1.12%	1.19%	1.19%	1.20%	1.34%
Net investment income (loss)	.86%I	.92%	1.27%	1.32%	1.13%	.98%
Supplemental Data
Net assets, end of period (000 omitted)	$32,041	$33,087	$23,395	$30,598	$29,420	$37,557
Portfolio turnover rateJ	14%I	7%	11%	8%K	29%	26%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Canada Fund Class M

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$66.84	$45.74	$51.67	$49.46	$53.77	$47.82
Income from Investment Operations
Net investment income (loss)A,B	.19	.38	.47	.51	.44	.35
Net realized and unrealized gain (loss)	.19	21.78	(4.36)	4.55	(3.86)	6.13
Total from investment operations	.38	22.16	(3.89)	5.06	(3.42)	6.48
Distributions from net investment income	(.42)	(.47)	(.64)	(.22)	(.40)	(.34)
Distributions from net realized gain	(2.51)	(.59)	(1.40)	(2.63)	(.49)	(.19)
Total distributions	(2.94)C	(1.06)	(2.04)	(2.85)	(.89)	(.53)
Redemption fees added to paid in capitalA	–	–	–	–	–D	–D
Net asset value, end of period	$64.28	$66.84	$45.74	$51.67	$49.46	$53.77
Total ReturnE,F,G	.82%	49.04%	(7.95)%	11.02%	(6.47)%	13.64%
Ratios to Average Net AssetsB,H,I
Expenses before reductions	1.44%J	1.40%	1.47%	1.49%	1.51%	1.63%
Expenses net of fee waivers, if any	1.44%J	1.39%	1.47%	1.48%	1.51%	1.63%
Expenses net of all reductions	1.44%J	1.39%	1.47%	1.48%	1.51%	1.63%
Net investment income (loss)	.57%J	.64%	.99%	1.03%	.83%	.69%
Supplemental Data
Net assets, end of period (000 omitted)	$7,451	$7,829	$5,911	$8,589	$7,844	$10,356
Portfolio turnover rateK	14%J	7%	11%	8%L	29%	26%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total distributions per share do not sum due to rounding.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Canada Fund Class C

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$65.76	$44.96	$50.61	$48.48	$52.72	$46.87
Income from Investment Operations
Net investment income (loss)A,B	.02	.08	.24	.29	.21	.13
Net realized and unrealized gain (loss)	.22	21.46	(4.31)	4.47	(3.78)	6.01
Total from investment operations	.24	21.54	(4.07)	4.76	(3.57)	6.14
Distributions from net investment income	–	(.15)	(.18)	–	(.18)	(.11)
Distributions from net realized gain	(2.32)	(.59)	(1.40)	(2.63)	(.49)	(.19)
Total distributions	(2.32)	(.74)	(1.58)	(2.63)	(.67)	(.29)C
Redemption fees added to paid in capitalA	–	–	–	–	–D	–D
Net asset value, end of period	$63.68	$65.76	$44.96	$50.61	$48.48	$52.72
Total ReturnE,F,G	.57%	48.31%	(8.39)%	10.53%	(6.85)%	13.16%
Ratios to Average Net AssetsB,H,I
Expenses before reductions	1.94%J	1.90%	1.95%	1.92%	1.94%	2.06%
Expenses net of fee waivers, if any	1.94%J	1.90%	1.95%	1.92%	1.93%	2.06%
Expenses net of all reductions	1.94%J	1.90%	1.95%	1.91%	1.93%	2.06%
Net investment income (loss)	.07%J	.14%	.51%	.60%	.40%	.26%
Supplemental Data
Net assets, end of period (000 omitted)	$1,520	$1,683	$3,151	$6,226	$11,196	$15,938
Portfolio turnover rateK	14%J	7%	11%	8%L	29%	26%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total distributions per share do not sum due to rounding.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Canada Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$67.62	$46.26	$52.21	$50.02	$54.41	$48.35
Income from Investment Operations
Net investment income (loss)A,B	.39	.74	.76	.82	.77	.66
Net realized and unrealized gain (loss)	.17	21.99	(4.38)	4.58	(3.90)	6.20
Total from investment operations	.56	22.73	(3.62)	5.40	(3.13)	6.86
Distributions from net investment income	(.82)	(.78)	(.92)	(.58)	(.77)	(.61)
Distributions from net realized gain	(2.51)	(.59)	(1.40)	(2.63)	(.49)	(.19)
Total distributions	(3.33)	(1.37)	(2.33)C	(3.21)	(1.26)	(.80)
Redemption fees added to paid in capitalA	–	–	–	–	–D	–D
Net asset value, end of period	$64.85	$67.62	$46.26	$52.21	$50.02	$54.41
Total ReturnE,F	1.12%	49.91%	(7.40)%	11.70%	(5.89)%	14.35%
Ratios to Average Net AssetsB,G,H
Expenses before reductions	.83%I	.80%	.88%	.88%	.89%	1.02%
Expenses net of fee waivers, if any	.83%I	.80%	.88%	.88%	.89%	1.02%
Expenses net of all reductions	.83%I	.80%	.88%	.87%	.88%	1.02%
Net investment income (loss)	1.18%I	1.24%	1.58%	1.64%	1.45%	1.30%
Supplemental Data
Net assets, end of period (000 omitted)	$820,104	$821,617	$612,716	$803,629	$903,662	$1,130,803
Portfolio turnover rateJ	14%I	7%	11%	8%K	29%	26%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total distributions per share do not sum due to rounding.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Canada Fund Class I

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$67.70	$46.24	$52.11	$49.93	$54.29	$48.28
Income from Investment Operations
Net investment income (loss)A,B	.40	.78	.79	.85	.79	.67
Net realized and unrealized gain (loss)	.17	22.00	(4.39)	4.55	(3.90)	6.19
Total from investment operations	.57	22.78	(3.60)	5.40	(3.11)	6.86
Distributions from net investment income	(.86)	(.73)	(.87)	(.59)	(.77)	(.66)
Distributions from net realized gain	(2.51)	(.59)	(1.40)	(2.63)	(.49)	(.19)
Total distributions	(3.37)	(1.32)	(2.27)	(3.22)	(1.25)C	(.85)
Redemption fees added to paid in capitalA	–	–	–	–	–D	–D
Net asset value, end of period	$64.90	$67.70	$46.24	$52.11	$49.93	$54.29
Total ReturnE,F	1.14%	50.02%	(7.35)%	11.74%	(5.86)%	14.38%
Ratios to Average Net AssetsB,G,H
Expenses before reductions	.81%I	.74%	.81%	.84%	.86%	1.00%
Expenses net of fee waivers, if any	.80%I	.74%	.81%	.84%	.85%	.99%
Expenses net of all reductions	.80%I	.74%	.81%	.83%	.85%	.99%
Net investment income (loss)	1.20%I	1.29%	1.65%	1.68%	1.49%	1.33%
Supplemental Data
Net assets, end of period (000 omitted)	$20,385	$13,724	$8,392	$14,507	$26,923	$30,581
Portfolio turnover rateJ	14%I	7%	11%	8%K	29%	26%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total distributions per share do not sum due to rounding.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Canada Fund Class Z

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2022	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$67.38	$46.11	$52.07	$49.94	$53.92
Income from Investment Operations
Net investment income (loss)B,C	.43	.82	.84	.92	.06
Net realized and unrealized gain (loss)	.16	21.91	(4.37)	4.53	(4.04)
Total from investment operations	.59	22.73	(3.53)	5.45	(3.98)
Distributions from net investment income	(.91)	(.87)	(1.03)	(.69)	–
Distributions from net realized gain	(2.51)	(.59)	(1.40)	(2.63)	–
Total distributions	(3.42)	(1.46)	(2.43)	(3.32)	–
Net asset value, end of period	$64.55	$67.38	$46.11	$52.07	$49.94
Total ReturnD,E	1.18%	50.13%	(7.24)%	11.87%	(7.38)%
Ratios to Average Net AssetsC,F,G
Expenses before reductions	.71%H	.66%	.72%	.72%	.80%H
Expenses net of fee waivers, if any	.70%H	.66%	.72%	.72%	.80%H
Expenses net of all reductions	.70%H	.66%	.72%	.71%	.79%H
Net investment income (loss)	1.30%H	1.38%	1.74%	1.80%	1.48%H
Supplemental Data
Net assets, end of period (000 omitted)	$27,009	$22,010	$15,221	$20,496	$128
Portfolio turnover rateI	14%H	7%	11%	8%J	29%

 A For the period October 2, 2018 (commencement of sale of shares) through October 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2022

1. Organization.

Fidelity Canada Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Canada, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2022 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$452,659,787
Gross unrealized depreciation	(22,211,192)
Net unrealized appreciation (depreciation)	$430,448,595
Tax cost	$602,032,498

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Canada Fund	63,034,403	64,618,392

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Canada as compared to its benchmark index, the S&P/TSX Composite Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .60% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$41,020	$532
Class M	.25%	.25%	19,276	177
Class C	.75%	.25%	7,948	628
			$68,244	$1,337

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$2,843
Class M	289
Class C(a)	439
$3,571

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$38,036.23
Class M	10,537.27
Class C	2,170.27
Canada	682,156.17
Class I	12,083.14
Class Z	4,785.04
	$749,767

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Canada Fund	.05

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Canada Fund	2,442,701	923,033	85,613

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Canada Fund	$745

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Canada Fund	$8,868	$–	$–

8. Expense Reductions.

During the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $13,191.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2022	Year ended October 31, 2021
Fidelity Canada Fund
Distributions to shareholders
Class A	$1,521,087	$618,232
Class M	339,044	133,891
Class C	58,947	49,983
Canada	40,254,541	17,909,638
Class I	818,871	258,425
Class Z	1,131,898	470,928
Total	$44,124,388	$19,441,097

10. Share Transactions.

Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2022	Year ended October 31, 2021	Six months ended April 30, 2022	Year ended October 31, 2021
Fidelity Canada Fund
Class A
Shares sold	22,124	57,546	$1,469,365	$3,411,614
Reinvestment of distributions	23,772	11,025	1,449,851	589,714
Shares redeemed	(41,832)	(84,917)	(2,761,892)	(5,008,946)
Net increase (decrease)	4,064	(16,346)	$157,324	$(1,007,618)
Class M
Shares sold	3,474	5,995	$229,291	$361,311
Reinvestment of distributions	5,557	2,501	337,743	133,344
Shares redeemed	(10,246)	(20,590)	(677,529)	(1,194,828)
Net increase (decrease)	(1,215)	(12,094)	$(110,495)	$(700,173)
Class C
Shares sold	2,574	3,093	$167,852	$176,271
Reinvestment of distributions	977	943	58,947	49,676
Shares redeemed	(5,268)	(48,530)	(335,957)	(2,827,895)
Net increase (decrease)	(1,717)	(44,494)	$(109,158)	$(2,601,948)
Canada
Shares sold	666,466	688,197	$43,901,451	$42,135,723
Reinvestment of distributions	619,960	312,199	37,922,967	16,749,465
Shares redeemed	(790,957)	(2,096,008)	(51,000,275)	(123,048,904)
Net increase (decrease)	495,469	(1,095,612)	$30,824,143	$(64,163,716)
Class I
Shares sold	183,720	125,979	$12,173,360	$7,822,995
Reinvestment of distributions	12,737	4,470	779,507	239,960
Shares redeemed	(85,058)	(109,208)	(5,583,031)	(6,469,644)
Net increase (decrease)	111,399	21,241	$7,369,836	$1,593,311
Class Z
Shares sold	104,767	48,490	$6,890,182	$2,951,806
Reinvestment of distributions	18,285	8,746	1,112,618	466,957
Shares redeemed	(31,308)	(60,703)	(2,042,655)	(3,573,222)
Net increase (decrease)	91,744	(3,467)	$5,960,145	$(154,459)

11. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

12. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Fidelity® China Region Fund

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2022
Cayman Islands	34.3%
Taiwan	24.7%
China	23.3%
Hong Kong	11.3%
United States of America*	3.6%
Korea (South)	1.4%
France	1.1%
Bailiwick of Jersey	0.3%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2022

% of fund's net assets
Stocks	97.2
Bonds	0.2
Short-Term Investments and Net Other Assets (Liabilities)	2.6

Top Ten Stocks as of April 30, 2022

% of fund's net assets
Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	18.3
Tencent Holdings Ltd. (Interactive Media & Services)	9.5
Alibaba Group Holding Ltd. (Internet & Direct Marketing Retail)	5.8
AIA Group Ltd. (Insurance)	5.2
Meituan Class B (Internet & Direct Marketing Retail)	3.7
Industrial & Commercial Bank of China Ltd. (H Shares) (Banks)	3.0
MediaTek, Inc. (Semiconductors & Semiconductor Equipment)	2.6
China Construction Bank Corp. (H Shares) (Banks)	2.5
Zijin Mining Group Co. Ltd. (H Shares) (Metals & Mining)	2.2
Kweichow Moutai Co. Ltd. (A Shares) (Beverages)	1.7
54.5

Market Sectors as of April 30, 2022

% of fund's net assets
Information Technology	27.6
Consumer Discretionary	20.8
Financials	16.4
Communication Services	11.7
Health Care	4.4
Materials	4.3
Consumer Staples	4.2
Real Estate	3.7
Industrials	3.5
Energy	0.8

Market Sectors may include more than one industry category.
The Fund may invest up to 35% of its total assets in any industry that represents more than 20% of the Hong Kong, Taiwanese and Chinese markets. As of April 30, 2022, the Fund did not have more than 25% of its total assets invested in any one industry.

Fidelity® China Region Fund

Schedule of Investments April 30, 2022 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.9%
	Shares	Value
COMMUNICATION SERVICES - 11.7%
Entertainment - 2.2%
Bilibili, Inc. ADR (a)(b)	606,500	$14,762,210
NetEase, Inc.	621,200	11,899,260
		26,661,470
Interactive Media & Services - 9.5%
Tencent Holdings Ltd.	2,387,700	112,520,088

TOTAL COMMUNICATION SERVICES		139,181,558

CONSUMER DISCRETIONARY - 20.8%
Automobiles - 3.8%
Great Wall Motor Co. Ltd. (H Shares)	4,248,500	5,949,713
Guangzhou Automobile Group Co. Ltd. (H Shares)	9,646,000	8,178,807
Li Auto, Inc.:
ADR (b)	527,700	11,836,311
Class A (b)	249,800	2,919,449
XPeng, Inc. ADR (b)	658,300	16,200,763
		45,085,043
Hotels, Restaurants & Leisure - 2.2%
Galaxy Entertainment Group Ltd.	1,578,000	9,004,336
Sands China Ltd. (b)	2,905,600	6,404,453
Trip.com Group Ltd.	144,000	3,400,364
Trip.com Group Ltd. ADR (b)	330,400	7,813,960
		26,623,113
Internet & Direct Marketing Retail - 11.8%
Alibaba Group Holding Ltd. (b)	5,675,200	69,224,327
JD.com, Inc. Class A	341,300	10,641,241
Meituan Class B (b)(c)	2,088,988	44,759,506
Pinduoduo, Inc. ADR (b)	375,705	16,189,128
		140,814,202
Leisure Products - 0.3%
Bafang Electric Suzhou Co. Ltd. (A Shares)	150,700	3,499,341
Specialty Retail - 0.3%
China International Travel Service Corp. Ltd. (A Shares)	140,300	3,805,934
Textiles, Apparel & Luxury Goods - 2.4%
Li Ning Co. Ltd.	1,914,000	14,918,040
LVMH Moet Hennessy Louis Vuitton SE	21,000	13,589,842
		28,507,882

TOTAL CONSUMER DISCRETIONARY		248,335,515

CONSUMER STAPLES - 4.2%
Beverages - 2.4%
Kweichow Moutai Co. Ltd. (A Shares)	75,345	20,793,479
Wuliangye Yibin Co. Ltd. (A Shares)	332,560	8,100,987
		28,894,466
Food Products - 0.9%
Unified-President Enterprises Corp.	4,539,000	10,507,403
Household Products - 0.4%
C&S Paper Co. Ltd. (A Shares)	2,962,002	4,682,547
Personal Products - 0.5%
Proya Cosmetics Co. Ltd. (A Shares)	190,900	5,807,859

TOTAL CONSUMER STAPLES		49,892,275

ENERGY - 0.8%
Energy Equipment & Services - 0.8%
China Oilfield Services Ltd. (H Shares)	9,464,000	9,688,865
FINANCIALS - 16.2%
Banks - 7.7%
China Construction Bank Corp. (H Shares)	42,791,610	30,484,710
E.SUN Financial Holdings Co. Ltd.	9,709,225	11,095,343
Hang Seng Bank Ltd.	866,200	15,336,476
Industrial & Commercial Bank of China Ltd. (H Shares)	58,546,000	35,291,921
		92,208,450
Capital Markets - 1.2%
Hong Kong Exchanges and Clearing Ltd.	327,900	13,909,182
Diversified Financial Services - 0.7%
Far East Horizon Ltd.	10,248,500	8,359,485
Insurance - 6.6%
AIA Group Ltd.	6,271,400	61,608,726
Ping An Insurance Group Co. of China Ltd. (H Shares)	2,639,500	16,683,538
		78,292,264

TOTAL FINANCIALS		192,769,381

HEALTH CARE - 4.2%
Biotechnology - 1.2%
Akeso, Inc. (a)(b)(c)	1,003,000	1,871,171
Innovent Biologics, Inc. (b)(c)	1,021,000	3,166,571
Zai Lab Ltd. (b)	986,000	4,017,862
Zai Lab Ltd. ADR (b)	136,100	5,438,556
		14,494,160
Health Care Equipment & Supplies - 0.8%
MicroTech Medical (Hangzhou) Co. Ltd. (H Shares) (b)(c)	1,091,500	1,567,914
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	167,315	7,885,249
		9,453,163
Health Care Technology - 0.0%
Medlive Technology Co. Ltd. (c)	420,500	490,807
Life Sciences Tools & Services - 1.3%
Pharmaron Beijing Co. Ltd. (H Shares) (c)	265,800	3,339,100
Wuxi Biologics (Cayman), Inc. (b)(c)	1,622,500	11,975,375
		15,314,475
Pharmaceuticals - 0.9%
Antengene Corp. (b)(c)	1,424,873	1,120,815
Asymchem Laboratories Tianjin Co. Ltd. (H Shares) (c)	107,600	2,317,786
Hansoh Pharmaceutical Group Co. Ltd. (c)	4,450,000	7,329,729
		10,768,330

TOTAL HEALTH CARE		50,520,935

INDUSTRIALS - 3.5%
Aerospace & Defense - 0.0%
Space Exploration Technologies Corp. Class A (b)(d)(e)	10,000	560,000
Air Freight & Logistics - 0.5%
Milkyway Chemical Supply Chain Service Co. Ltd. (A Shares)	339,529	5,583,826
Electrical Equipment - 0.3%
Sungrow Power Supply Co. Ltd. (A Shares)	323,534	3,050,506
Machinery - 2.2%
Shenzhen Inovance Technology Co. Ltd. (A Shares)	1,301,713	11,245,279
Weichai Power Co. Ltd. (H Shares)	3,298,000	4,606,999
Zhejiang Sanhua Intelligent Controls Co. Ltd. (A Shares)	4,089,584	10,259,260
		26,111,538
Transportation Infrastructure - 0.5%
Hainan Meilan International Airport Co. Ltd. (b)	3,159,000	5,972,775

TOTAL INDUSTRIALS		41,278,645

INFORMATION TECHNOLOGY - 26.5%
Communications Equipment - 0.4%
ZTE Corp. (H Shares)	1,986,000	4,169,820
Electronic Equipment & Components - 1.2%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	3,313,000	11,356,963
Unimicron Technology Corp.	457,000	3,207,253
		14,564,216
IT Services - 0.9%
TravelSky Technology Ltd. (H Shares)	7,260,000	10,963,874
Semiconductors & Semiconductor Equipment - 23.3%
eMemory Technology, Inc.	230,481	9,691,833
Hua Hong Semiconductor Ltd. (b)(c)	1,728,000	6,710,291
MediaTek, Inc.	1,138,000	31,389,954
Parade Technologies Ltd.	255,000	12,133,730
Taiwan Semiconductor Manufacturing Co. Ltd.	12,056,000	218,126,644
		278,052,452
Technology Hardware, Storage & Peripherals - 0.7%
Samsung Electronics Co. Ltd.	150,970	8,002,945

TOTAL INFORMATION TECHNOLOGY		315,753,307

MATERIALS - 4.3%
Chemicals - 0.2%
Weihai Guangwei Composites Co. Ltd. (A Shares)	341,358	2,557,785
Construction Materials - 0.3%
West China Cement Ltd.	24,944,000	3,922,315
Containers & Packaging - 1.2%
Shenzhen YUTO Packaging Technology Co. Ltd. (A Shares)	3,860,071	14,345,777
Metals & Mining - 2.6%
Ganfeng Lithium Co. Ltd. (H Shares) (c)	343,600	4,112,624
Zijin Mining Group Co. Ltd. (H Shares)	17,976,000	26,175,014
		30,287,638

TOTAL MATERIALS		51,113,515

REAL ESTATE - 3.7%
Equity Real Estate Investment Trusts (REITs) - 0.6%
Link (REIT)	879,811	7,599,618
Real Estate Management & Development - 3.1%
China Overseas Land and Investment Ltd.	2,431,000	7,510,039
China Resources Mixc Lifestyle Services Ltd. (c)	1,142,000	5,486,528
Jinke Smart Services Group Co. Ltd.	818,200	2,664,019
KE Holdings, Inc. ADR (b)	580,131	8,226,258
Longfor Properties Co. Ltd. (c)	1,855,500	9,189,525
Sunac Services Holdings Ltd. (c)	7,190,000	3,918,490
		36,994,859

TOTAL REAL ESTATE		44,594,477

TOTAL COMMON STOCKS
(Cost $1,028,515,597)		1,143,128,473

Preferred Stocks - 1.3%
Convertible Preferred Stocks - 0.6%
HEALTH CARE - 0.2%
Health Care Providers & Services - 0.2%
dMed Biopharmaceutical Co. Ltd. Series C (b)(d)(e)	275,211	2,730,093
INFORMATION TECHNOLOGY - 0.4%
IT Services - 0.4%
ByteDance Ltd. Series E1 (b)(d)(e)	38,752	4,962,969

TOTAL CONVERTIBLE PREFERRED STOCKS		7,693,062

Nonconvertible Preferred Stocks - 0.7%
INFORMATION TECHNOLOGY - 0.7%
Technology Hardware, Storage & Peripherals - 0.7%
Samsung Electronics Co. Ltd.	169,130	7,887,262
TOTAL PREFERRED STOCKS
(Cost $13,702,334)		15,580,324
	Principal Amount	Value

Convertible Bonds - 0.2%
FINANCIALS - 0.2%
Diversified Financial Services - 0.2%
ZKH Group Ltd. 8% 12/23/22 (Cost $1,771,978)(d)(e)	1,771,978	1,771,978
	Shares	Value

Money Market Funds - 4.3%
Fidelity Cash Central Fund 0.32% (f)	39,352,445	39,360,316
Fidelity Securities Lending Cash Central Fund 0.32% (f)(g)	12,201,187	12,202,408
TOTAL MONEY MARKET FUNDS
(Cost $51,562,724)		51,562,724
TOTAL INVESTMENT IN SECURITIES - 101.7%
(Cost $1,095,552,633)		1,212,043,499
NET OTHER ASSETS (LIABILITIES) - (1.7)%		(20,069,139)
NET ASSETS - 100%		$1,191,974,360

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $107,356,232 or 9.0% of net assets.

 (d) Level 3 security

 (e) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $10,025,040 or 0.8% of net assets.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
ByteDance Ltd. Series E1	11/18/20	$4,246,219
dMed Biopharmaceutical Co. Ltd. Series C	12/1/20	$3,908,863
Space Exploration Technologies Corp. Class A	2/16/21	$419,990
ZKH Group Ltd. 8% 12/23/22	2/24/22	$1,771,978

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.32%	$--	$173,683,406	$134,323,090	$10,955	$--	$--	$39,360,316	0.1%
Fidelity Securities Lending Cash Central Fund 0.32%	38,808,345	67,356,759	93,962,696	34,194	--	--	12,202,408	0.0%
Total	$38,808,345	$241,040,165	$228,285,786	$45,149	$--	$--	$51,562,724

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$139,181,558	$14,762,210	$124,419,348	$--
Consumer Discretionary	248,335,515	52,040,162	196,295,353	--
Consumer Staples	49,892,275	--	49,892,275	--
Energy	9,688,865	--	9,688,865	--
Financials	192,769,381	--	192,769,381	--
Health Care	53,251,028	5,438,556	45,082,379	2,730,093
Industrials	41,278,645	--	40,718,645	560,000
Information Technology	328,603,538	--	323,640,569	4,962,969
Materials	51,113,515	--	51,113,515	--
Real Estate	44,594,477	8,226,258	36,368,219	--
Corporate Bonds	1,771,978	--	--	1,771,978
Money Market Funds	51,562,724	51,562,724	--	--
Total Investments in Securities:	$1,212,043,499	$132,029,910	$1,069,988,549	$10,025,040

See accompanying notes which are an integral part of the financial statements.

Fidelity® China Region Fund

Financial Statements

Statement of Assets and Liabilities

		April 30, 2022 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $12,828,385) — See accompanying schedule: Unaffiliated issuers (cost $1,043,989,909)	$1,160,480,775
Fidelity Central Funds (cost $51,562,724)	51,562,724
Total Investment in Securities (cost $1,095,552,633)		$1,212,043,499
Receivable for fund shares sold		1,438,517
Dividends receivable		247,730
Interest receivable		26,383
Distributions receivable from Fidelity Central Funds		11,716
Prepaid expenses		775
Other receivables		18,412
Total assets		1,213,787,032
Liabilities
Payable for investments purchased	$6,277,150
Payable for fund shares redeemed	1,721,625
Accrued management fee	695,052
Distribution and service plan fees payable	17,473
Other affiliated payables	235,133
Other payables and accrued expenses	665,289
Collateral on securities loaned	12,200,950
Total liabilities		21,812,672
Net Assets		$1,191,974,360
Net Assets consist of:
Paid in capital		$1,176,477,387
Total accumulated earnings (loss)		15,496,973
Net Assets		$1,191,974,360
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($32,387,973 ÷ 959,107 shares)(a)		$33.77
Maximum offering price per share (100/94.25 of $33.77)		$35.83
Class M:
Net Asset Value and redemption price per share ($8,141,864 ÷ 243,104 shares)(a)		$33.49
Maximum offering price per share (100/96.50 of $33.49)		$34.70
Class C:
Net Asset Value and offering price per share ($8,281,582 ÷ 257,460 shares)(a)		$32.17
China Region:
Net Asset Value, offering price and redemption price per share ($1,058,911,688 ÷ 30,872,416 shares)		$34.30
Class I:
Net Asset Value, offering price and redemption price per share ($33,270,847 ÷ 977,938 shares)		$34.02
Class Z:
Net Asset Value, offering price and redemption price per share ($50,980,406 ÷ 1,502,797 shares)		$33.92

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2022 (Unaudited)
Investment Income
Dividends		$3,985,290
Non-Cash dividends		4,147,476
Interest		26,511
Income from Fidelity Central Funds (including $34,194 from security lending)		45,149
Income before foreign taxes withheld		8,204,426
Less foreign taxes withheld		(620,638)
Total income		7,583,788
Expenses
Management fee	$5,095,048
Transfer agent fees	1,223,588
Distribution and service plan fees	127,498
Accounting fees	339,345
Custodian fees and expenses	144,752
Independent trustees' fees and expenses	2,855
Registration fees	88,553
Audit	42,305
Legal	3,646
Interest	526
Miscellaneous	3,779
Total expenses before reductions	7,071,895
Expense reductions	(22,060)
Total expenses after reductions		7,049,835
Net investment income (loss)		533,953
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(94,914,275)
Foreign currency transactions	(124,210)
Total net realized gain (loss)		(95,038,485)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(331,606,173)
Assets and liabilities in foreign currencies	(560,513)
Total change in net unrealized appreciation (depreciation)		(332,166,686)
Net gain (loss)		(427,205,171)
Net increase (decrease) in net assets resulting from operations		$(426,671,218)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2022 (Unaudited)	Year ended October 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$533,953	$8,623,201
Net realized gain (loss)	(95,038,485)	215,813,605
Change in net unrealized appreciation (depreciation)	(332,166,686)	(207,138,507)
Net increase (decrease) in net assets resulting from operations	(426,671,218)	17,298,299
Distributions to shareholders	(163,021,571)	(94,181,422)
Share transactions - net increase (decrease)	(38,787,964)	197,486,715
Total increase (decrease) in net assets	(628,480,753)	120,603,592
Net Assets
Beginning of period	1,820,455,113	1,699,851,521
End of period	$1,191,974,360	$1,820,455,113

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity China Region Fund Class A

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$50.32	$50.90	$35.86	$28.73	$34.22	$25.46
Income from Investment Operations
Net investment income (loss)A,B	(.04)C	.06	.08	.15	.15	.08
Net realized and unrealized gain (loss)	(11.89)	1.95	15.11	7.10	(5.56)	8.90
Total from investment operations	(11.93)	2.01	15.19	7.25	(5.41)	8.98
Distributions from net investment income	–	(.44)	(.15)	(.12)	(.08)	(.18)
Distributions from net realized gain	(4.62)	(2.16)	–	–	–	(.05)
Total distributions	(4.62)	(2.59)D	(.15)	(.12)	(.08)	(.23)
Redemption fees added to paid in capitalA	–	–	–	–	–E	.01
Net asset value, end of period	$33.77	$50.32	$50.90	$35.86	$28.73	$34.22
Total ReturnF,G,H	(25.53)%	3.65%	42.52%	25.30%	(15.86)%	35.67%
Ratios to Average Net AssetsB,I,J
Expenses before reductions	1.21%K	1.21%	1.24%	1.27%	1.27%	1.30%
Expenses net of fee waivers, if any	1.21%K	1.21%	1.24%	1.26%	1.27%	1.30%
Expenses net of all reductions	1.21%K	1.21%	1.22%	1.26%	1.24%	1.29%
Net investment income (loss)	(.48)%C,K	.11%	.18%	.44%	.43%	.28%
Supplemental Data
Net assets, end of period (000 omitted)	$32,388	$45,301	$39,303	$29,963	$23,424	$35,539
Portfolio turnover rateL	22%K	60%	60%	80%	60%	68%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.11 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s) the ratio of net investment income (loss) to average net assets would have been (.76) %.

 D Total distributions per share do not sum due to rounding.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the sales charges.

 I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 K Annualized

 L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity China Region Fund Class M

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$50.02	$50.64	$35.66	$28.55	$34.05	$25.34
Income from Investment Operations
Net investment income (loss)A,B	(.11)C	(.10)	(.05)	.04	.03	(.02)
Net realized and unrealized gain (loss)	(11.80)	1.96	15.04	7.07	(5.53)	8.88
Total from investment operations	(11.91)	1.86	14.99	7.11	(5.50)	8.86
Distributions from net investment income	–	(.32)	(.01)	–	–	(.11)
Distributions from net realized gain	(4.62)	(2.16)	–	–	–	(.05)
Total distributions	(4.62)	(2.48)	(.01)	–	–	(.16)
Redemption fees added to paid in capitalA	–	–	–	–	–D	.01
Net asset value, end of period	$33.49	$50.02	$50.64	$35.66	$28.55	$34.05
Total ReturnE,F,G	(25.66)%	3.36%	42.04%	24.90%	(16.15)%	35.25%
Ratios to Average Net AssetsB,H,I
Expenses before reductions	1.53%J	1.50%	1.56%	1.59%	1.62%	1.65%
Expenses net of fee waivers, if any	1.53%J	1.50%	1.56%	1.59%	1.62%	1.65%
Expenses net of all reductions	1.53%J	1.50%	1.53%	1.58%	1.58%	1.64%
Net investment income (loss)	(.80)%C,J	(.18)%	(.13)%	.12%	.08%	(.07)%
Supplemental Data
Net assets, end of period (000 omitted)	$8,142	$12,623	$12,028	$9,251	$8,132	$9,763
Portfolio turnover rateK	22%J	60%	60%	80%	60%	68%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.11 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s) the ratio of net investment income (loss) to average net assets would have been (1.07) %.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity China Region Fund Class C

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$48.34	$49.10	$34.71	$27.90	$33.41	$24.82
Income from Investment Operations
Net investment income (loss)A,B	(.19)C	(.35)	(.22)	(.09)	(.11)	(.13)
Net realized and unrealized gain (loss)	(11.36)	1.92	14.61	6.90	(5.40)	8.73
Total from investment operations	(11.55)	1.57	14.39	6.81	(5.51)	8.60
Distributions from net investment income	–	(.17)	–	–	–	–
Distributions from net realized gain	(4.62)	(2.16)	–	–	–	(.02)
Total distributions	(4.62)	(2.33)	–	–	–	(.02)
Redemption fees added to paid in capitalA	–	–	–	–	–D	.01
Net asset value, end of period	$32.17	$48.34	$49.10	$34.71	$27.90	$33.41
Total ReturnE,F,G	(25.81)%	2.89%	41.46%	24.41%	(16.49)%	34.71%
Ratios to Average Net AssetsB,H,I
Expenses before reductions	1.96%J	1.96%	1.98%	2.00%	2.01%	2.05%
Expenses net of fee waivers, if any	1.96%J	1.96%	1.98%	2.00%	2.01%	2.05%
Expenses net of all reductions	1.96%J	1.96%	1.96%	1.99%	1.98%	2.03%
Net investment income (loss)	(1.23)%C,J	(.65)%	(.55)%	(.29)%	(.31)%	(.46)%
Supplemental Data
Net assets, end of period (000 omitted)	$8,282	$13,168	$11,308	$9,437	$10,138	$12,952
Portfolio turnover rateK	22%J	60%	60%	80%	60%	68%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.11 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s) the ratio of net investment income (loss) to average net assets would have been (1.50) %.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity China Region Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$51.03	$51.53	$36.30	$29.11	$34.64	$25.78
Income from Investment Operations
Net investment income (loss)A,B	.02C	.23	.21	.25	.26	.17
Net realized and unrealized gain (loss)	(12.07)	1.97	15.28	7.19	(5.65)	9.00
Total from investment operations	(12.05)	2.20	15.49	7.44	(5.39)	9.17
Distributions from net investment income	(.06)	(.54)	(.26)	(.25)	(.14)	(.27)
Distributions from net realized gain	(4.62)	(2.16)	–	–	–	(.05)
Total distributions	(4.68)	(2.70)	(.26)	(.25)	(.14)	(.32)
Redemption fees added to paid in capitalA	–	–	–	–	–D	.01
Net asset value, end of period	$34.30	$51.03	$51.53	$36.30	$29.11	$34.64
Total ReturnE,F	(25.43)%	3.97%	42.95%	25.72%	(15.62)%	36.10%
Ratios to Average Net AssetsB,G,H
Expenses before reductions	.92%I	.91%	.93%	.95%	.96%	1.00%
Expenses net of fee waivers, if any	.92%I	.91%	.93%	.95%	.96%	1.00%
Expenses net of all reductions	.92%I	.91%	.91%	.95%	.93%	.99%
Net investment income (loss)	(.19)%C,I	.41%	.49%	.76%	.74%	.58%
Supplemental Data
Net assets, end of period (000 omitted)	$1,058,912	$1,609,326	$1,518,404	$1,093,827	$969,679	$1,294,775
Portfolio turnover rateJ	22%I	60%	60%	80%	60%	68%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.12 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s) the ratio of net investment income (loss) to average net assets would have been (.46) %.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity China Region Fund Class I

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$50.63	$51.16	$36.05	$28.90	$34.41	$25.62
Income from Investment Operations
Net investment income (loss)A,B	.02C	.22	.20	.25	.26	.16
Net realized and unrealized gain (loss)	(11.97)	1.96	15.17	7.13	(5.61)	8.95
Total from investment operations	(11.95)	2.18	15.37	7.38	(5.35)	9.11
Distributions from net investment income	(.04)	(.55)	(.26)	(.23)	(.16)	(.28)
Distributions from net realized gain	(4.62)	(2.16)	–	–	–	(.05)
Total distributions	(4.66)	(2.71)	(.26)	(.23)	(.16)	(.33)
Redemption fees added to paid in capitalA	–	–	–	–	–D	.01
Net asset value, end of period	$34.02	$50.63	$51.16	$36.05	$28.90	$34.41
Total ReturnE,F	(25.43)%	3.96%	42.91%	25.71%	(15.63)%	36.11%
Ratios to Average Net AssetsB,G,H
Expenses before reductions	.92%I	.93%	.95%	.97%	.98%	1.01%
Expenses net of fee waivers, if any	.92%I	.93%	.95%	.96%	.98%	1.01%
Expenses net of all reductions	.92%I	.93%	.93%	.96%	.95%	.99%
Net investment income (loss)	(.19)%C,I	.39%	.48%	.74%	.72%	.57%
Supplemental Data
Net assets, end of period (000 omitted)	$33,271	$68,464	$47,688	$27,410	$20,854	$27,880
Portfolio turnover rateJ	22%I	60%	60%	80%	60%	68%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.12 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s) the ratio of net investment income (loss) to average net assets would have been (.46) %.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity China Region Fund Class Z

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2022	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$50.57	$51.07	$36.00	$28.91	$32.63
Income from Investment Operations
Net investment income (loss)B,C	.04D	.29	.26	.30	.01
Net realized and unrealized gain (loss)	(11.94)	1.95	15.14	7.11	(3.73)
Total from investment operations	(11.90)	2.24	15.40	7.41	(3.72)
Distributions from net investment income	(.12)	(.59)	(.33)	(.32)	–
Distributions from net realized gain	(4.62)	(2.16)	–	–	–
Total distributions	(4.75)E	(2.74)E	(.33)	(.32)	–
Net asset value, end of period	$33.92	$50.57	$51.07	$36.00	$28.91
Total ReturnF,G	(25.40)%	4.09%	43.13%	25.86%	(11.40)%
Ratios to Average Net AssetsC,H,I
Expenses before reductions	.80%J	.80%	.81%	.82%	.91%J
Expenses net of fee waivers, if any	.79%J	.80%	.81%	.82%	.90%J
Expenses net of all reductions	.79%J	.80%	.79%	.81%	.87%J
Net investment income (loss)	(.06)%D,J	.52%	.61%	.89%	.57%J
Supplemental Data
Net assets, end of period (000 omitted)	$50,980	$71,573	$71,121	$46,861	$323
Portfolio turnover rateK	22%J	60%	60%	80%	60%

 A For the period October 2, 2018 (commencement of sale of shares) through October 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.11 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s) the ratio of net investment income (loss) to average net assets would have been (.34) %.

 E Total distributions per share do not sum due to rounding.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2022

1. Organization.

Fidelity China Region Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, China Region, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2022 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations in "Non-cash dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$287,685,834
Gross unrealized depreciation	(183,734,582)
Net unrealized appreciation (depreciation)	$103,951,252
Tax cost	$1,108,092,247

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity China Region Fund	165,463,738	399,142,660

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .67% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$49,049	$1,567
Class M	.25%	.25%	26,156	241
Class C	.75%	.25%	52,293	13,953
			$127,498	$15,761

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$3,679
Class M	595
Class C(a)	47
$4,321

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$40,460.21
Class M	14,219.27
Class C	10,479.20
China Region	1,107,765.17
Class I	38,543.16
Class Z	12,122.04
	$1,223,588

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity China Region Fund	.04

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity China Region Fund	$1,226

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity China Region Fund	Borrower	$4,906,818.31%		$464

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity China Region Fund	5,553,873	1,231,414	(1,963,123)

Other. During the period, the investment adviser reimbursed the Fund for certain losses as follows:

Amount ($)
Fidelity China Region Fund	3,205

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity China Region Fund	$1,365

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity China Region Fund	$3,617	$–	$–

8. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable" in the Statement of Assets and Liabilities, if applicable. Activity in this program during the period for which loans were outstanding was as follows:

	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity China Region Fund	$967,750.58%		$62

9. Expense Reductions.

During the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $22,060.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2022	Year ended October 31, 2021
Fidelity China Region Fund
Distributions to shareholders
Class A	$4,134,709	$2,089,736
Class M	1,142,842	603,440
Class C	1,227,041	569,251
China Region	144,410,750	83,672,749
Class I	5,718,145	2,974,817
Class Z	6,388,084	4,271,429
Total	$163,021,571	$94,181,422

11. Share Transactions.

Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2022	Year ended October 31, 2021	Six months ended April 30, 2022	Year ended October 31, 2021
Fidelity China Region Fund
Class A
Shares sold	121,496	412,947	$4,800,083	$23,655,622
Reinvestment of distributions	93,787	37,370	3,954,050	1,998,564
Shares redeemed	(156,463)	(322,190)	(6,409,533)	(17,301,503)
Net increase (decrease)	58,820	128,127	$2,344,600	$8,352,683
Class M
Shares sold	6,462	85,266	$258,686	$5,026,895
Reinvestment of distributions	27,154	11,219	1,136,944	597,960
Shares redeemed	(42,875)	(81,626)	(1,790,044)	(4,472,103)
Net increase (decrease)	(9,259)	14,859	$(394,414)	$1,152,752
Class C
Shares sold	32,316	130,300	$1,208,491	$7,093,045
Reinvestment of distributions	28,637	10,599	1,153,507	548,200
Shares redeemed	(75,930)	(98,762)	(3,081,681)	(5,268,045)
Net increase (decrease)	(14,977)	42,137	$(719,683)	$2,373,200
China Region
Shares sold	2,470,340	13,958,356	$102,263,289	$817,280,904
Reinvestment of distributions	3,187,084	1,469,668	136,311,566	79,494,358
Shares redeemed	(6,323,444)	(13,356,838)	(265,270,685)	(741,842,711)
Net increase (decrease)	(666,020)	2,071,186	$(26,695,830)	$154,932,551
Class I
Shares sold	209,399	1,514,190	$8,578,669	$87,084,728
Reinvestment of distributions	117,730	47,711	4,994,105	2,560,644
Shares redeemed	(701,432)	(1,141,702)	(30,238,219)	(61,526,332)
Net increase (decrease)	(374,303)	420,199	$(16,665,445)	$28,119,040
Class Z
Shares sold	289,761	985,463	$11,985,696	$56,944,564
Reinvestment of distributions	148,353	78,962	6,272,360	4,227,602
Shares redeemed	(350,740)	(1,041,575)	(14,915,248)	(58,615,677)
Net increase (decrease)	87,374	22,850	$3,342,808	$2,556,489

12. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

13. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Fidelity® Emerging Asia Fund

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2022
Cayman Islands	30.0%
India	16.7%
China	14.9%
Taiwan	10.9%
Japan	6.7%
Korea (South)	6.6%
United States of America*	4.8%
Hong Kong	2.3%
Germany	1.5%
Other	5.6%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2022

% of fund's net assets
Stocks	96.6
Bonds	0.5
Short-Term Investments and Net Other Assets (Liabilities)	2.9

Top Ten Stocks as of April 30, 2022

% of fund's net assets
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	10.0
Alibaba Group Holding Ltd. (Cayman Islands, Internet & Direct Marketing Retail)	9.6
Meituan Class B (Cayman Islands, Internet & Direct Marketing Retail)	5.1
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	4.1
Reliance Industries Ltd. (India, Oil, Gas & Consumable Fuels)	3.9
Pinduoduo, Inc. ADR (Cayman Islands, Internet & Direct Marketing Retail)	3.8
Bilibili, Inc. ADR (Cayman Islands, Entertainment)	1.9
Z Holdings Corp. (Japan, Interactive Media & Services)	1.8
AIA Group Ltd. (Hong Kong, Insurance)	1.7
KE Holdings, Inc. ADR (Cayman Islands, Real Estate Management & Development)	1.4
43.3

Market Sectors as of April 30, 2022

% of fund's net assets
Information Technology	30.3
Consumer Discretionary	26.7
Health Care	10.6
Financials	8.9
Industrials	5.8
Communication Services	5.3
Energy	3.9
Consumer Staples	2.4
Materials	1.6
Real Estate	1.6

Fidelity® Emerging Asia Fund

Schedule of Investments April 30, 2022 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.2%
	Shares	Value
Bermuda - 0.3%
Huanxi Media Group Ltd. (a)	21,609,015	$3,747,832
Cayman Islands - 29.5%
Akeso, Inc. (a)(b)(c)	1,438,379	2,683,403
Alibaba Group Holding Ltd. (a)	2,809,143	34,265,054
Alibaba Group Holding Ltd. sponsored ADR (a)	712,808	69,206,529
Antengene Corp. (a)(c)	3,408,163	2,680,886
Archosaur Games, Inc. (c)	4,159,989	3,937,042
Bairong, Inc. (a)(c)	1,995,726	2,700,642
BC Technology Group Ltd. (a)	3,282,217	2,050,969
Bilibili, Inc. ADR (a)(b)	829,973	20,201,543
Boqii Holding Ltd. ADR (a)	860,900	316,811
Frontage Holdings Corp. (a)(c)	11,054,260	3,264,843
GDS Holdings Ltd. ADR (a)(b)	64,205	2,017,321
Innovent Biologics, Inc. (a)(c)	792,820	2,458,885
iQIYI, Inc. ADR (a)(b)	788,729	2,807,875
Jacobio Pharmaceuticals Group Co. Ltd. (a)(c)	1,258,030	1,269,375
Kangji Medical Holdings Ltd. (b)	1,511,945	1,391,591
KE Holdings, Inc. ADR (a)	1,040,236	14,750,546
Kindstar Globalgene Technology, Inc. (a)(c)	3,126,265	838,985
Li Auto, Inc. Class A (a)	679,909	7,946,196
Medlive Technology Co. Ltd. (c)	912,600	1,065,184
Meituan Class B (a)(c)	2,569,485	55,054,830
Microport Cardioflow Medtech Corp. (a)(c)	13,399,464	4,677,077
Ming Yuan Cloud Group Holdings Ltd. (b)	5,955,793	7,735,503
New Horizon Health Ltd. (a)(c)	2,072,618	4,450,155
Pinduoduo, Inc. ADR (a)	962,320	41,466,369
RLX Technology, Inc. ADR (a)	746,592	1,515,582
Sea Ltd. ADR (a)	60,551	5,011,201
Smoore International Holdings Ltd. (b)(c)	1,635,218	3,419,762
Sunac China Holdings Ltd. (d)	4,892,796	2,427,381
Wuxi Biologics (Cayman), Inc. (a)(c)	1,468,046	10,835,378
Zai Lab Ltd. (a)	493,310	2,010,194
Zai Lab Ltd. ADR (a)	103,820	4,148,647

TOTAL CAYMAN ISLANDS		318,605,759

China - 14.5%
Anhui Korrun Co. Ltd. (A Shares)	1,410,561	3,053,855
Asymchem Laboratories Tianjin Co. Ltd. (H Shares) (c)	25,980	559,629
Beijing Shiji Information Technology Co. Ltd. (A Shares)	4,303,875	11,630,447
Beijing Sinohytec Co. Ltd. (A Shares) (a)	335,343	5,363,512
DBAPPSecurity Ltd. (A Shares)	74,300	1,370,179
Estun Automation Co. Ltd.:
(A Shares)	3,303,300	7,311,797
(A Shares)	2,768,128	6,127,203
Great Wall Motor Co. Ltd. (H Shares)	859,593	1,203,797
Guangzhou GRG Metrology & Test Co. Ltd. (A Shares)	1,107,390	2,564,396
Guangzhou Kingmed Diagnostics Group Co. Ltd. (A Shares)	594,832	7,292,237
Hangzhou Tigermed Consulting Co. Ltd. (A Shares)	516,497	6,918,752
Hundsun Technologies, Inc. (A Shares)	959,836	5,500,253
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	1,255,500	5,575,100
Joinn Laboratories China Co. Ltd. (A Shares)	482,490	7,199,896
MicroTech Medical (Hangzhou) Co. Ltd. (H Shares) (a)(c)	1,296,269	1,862,060
Milkyway Chemical Supply Chain Service Co. Ltd. (A Shares)	355,206	5,841,647
Pharmaron Beijing Co. Ltd. (A Shares)	401,679	7,575,127
Shanghai Milkground Food Tech Co. Ltd. (A Shares) (a)	930,700	4,303,961
Shenzhen Inovance Technology Co. Ltd. (A Shares)	1,218,432	10,525,829
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	214,789	10,122,612
Shenzhen Transsion Holdings Co. Ltd. (A Shares)	215,100	2,731,444
Shijiazhuang Yiling Pharmaceutical Co. Ltd. (A Shares)	1,372,100	5,087,182
Sungrow Power Supply Co. Ltd. (A Shares)	783,342	7,385,900
Venus MedTech Hangzhou, Inc. (H Shares) (a)(b)(c)	2,142,876	3,933,905
Weihai Guangwei Composites Co. Ltd. (A Shares)	748,860	5,611,185
WuXi AppTec Co. Ltd. (H Shares) (c)	938,923	12,771,040
Yunnan Energy New Material Co. Ltd.	224,041	6,801,530

TOTAL CHINA		156,224,475

Germany - 1.5%
Delivery Hero AG (a)(c)	328,407	11,544,481
Shop Apotheke Europe NV (a)(c)	58,578	4,830,864

TOTAL GERMANY		16,375,345

Hong Kong - 2.3%
AIA Group Ltd.	1,866,471	18,335,762
Hong Kong Exchanges and Clearing Ltd.	154,631	6,559,289

TOTAL HONG KONG		24,895,051

India - 16.7%
Amber Enterprises India Ltd. (a)	95,829	4,616,964
Asian Paints Ltd.	137,011	5,768,333
Aster DM Healthcare Ltd. (a)(c)	833,457	2,075,612
Bajaj Finance Ltd.	50,900	4,382,377
Computer Age Management Services Private Ltd.	358,542	11,499,289
Devyani International Ltd.	2,056,368	4,580,814
Dixon Technologies India Ltd.	174,696	9,951,079
HDFC Asset Management Co. Ltd. (c)	194,005	5,130,770
HDFC Bank Ltd.	320,345	5,736,151
Hindustan Aeronautics Ltd.	398,300	8,244,847
Housing Development Finance Corp. Ltd.	373,100	10,751,651
Indian Energy Exchange Ltd. (c)	2,704,876	7,489,871
Infosys Ltd.	650,586	13,169,618
Kotak Mahindra Bank Ltd. (a)	261,923	6,066,691
Page Industries Ltd.	13,723	8,127,620
Reliance Industries Ltd.	1,154,939	41,795,701
Sapphire Foods India Ltd.	294,907	5,078,058
Tata Consultancy Services Ltd.	190,635	8,775,433
Tata Motors Ltd. (a)	807,742	4,565,446
Vijaya Diagnostic Centre Pvt Ltd.	227,672	1,353,164
Voltas Ltd.	672,640	11,010,688
Zomato Ltd. (a)	272,749	252,627

TOTAL INDIA		180,422,804

Indonesia - 0.5%
PT Bank Central Asia Tbk	8,719,999	4,890,800
Japan - 6.7%
BASE, Inc. (a)(b)	1,321,177	3,592,745
Demae-Can Co. Ltd. (a)	911,628	3,751,921
Freee KK (a)(b)	506,029	14,600,606
Hennge K.K. (a)(b)	589,332	4,624,116
Lifenet Insurance Co. (a)	443,933	1,797,114
Money Forward, Inc. (a)	419,751	14,272,229
SHIFT, Inc. (a)	41,138	7,795,652
Uzabase, Inc. (a)	487,309	2,836,133
Z Holdings Corp.	4,835,441	18,983,161

TOTAL JAPAN		72,253,677

Korea (South) - 5.6%
Gabia, Inc.	128,155	1,397,228
ILJIN Hysolus Co. Ltd. (a)	4,000	125,644
Kakao Pay Corp. (a)	153,425	13,498,794
LG Energy Solution	3,400	1,104,854
Samsung Electronics Co. Ltd.	837,270	44,383,822

TOTAL KOREA (SOUTH)		60,510,342

Mauritius - 1.2%
MakeMyTrip Ltd. (a)(b)	488,295	12,436,874
Netherlands - 1.2%
ASML Holding NV (Netherlands)	8,402	4,768,459
NXP Semiconductors NV	42,417	7,249,065
Yandex NV Series A (a)(b)(d)	153,309	525,825

TOTAL NETHERLANDS		12,543,349

Singapore - 0.9%
United Overseas Bank Ltd.	468,400	10,026,690
Taiwan - 10.9%
GlobalWafers Co. Ltd.	278,000	4,847,581
MediaTek, Inc.	172,000	4,744,352
Taiwan Semiconductor Manufacturing Co. Ltd.	5,230,892	94,641,417
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	141,218	13,123,389

TOTAL TAIWAN		117,356,739

United Kingdom - 1.2%
Yunnan Botanee Bio-Technology Group Co. Ltd. ELS (UBS AG London Branch Bank Warrant Programme) Class A warrants 3/23/23 (a)(c)	331,225	9,710,934
ZWSOFT Co. Ltd. (Guangzhou) ELS (UBS AG London Branch Bank Warrant Programme) Class A warrants 10/12/23 (a)(c)	107,800	3,157,297

TOTAL UNITED KINGDOM		12,868,231

United States of America - 1.9%
Array Technologies, Inc. (a)(b)	341,642	2,230,922
ATRenew, Inc. ADR (b)	176,025	499,911
Li Auto, Inc. ADR (a)	226,897	5,089,300
NVIDIA Corp.	32,986	6,117,913
onsemi (a)	105,773	5,511,831
Smart Share Global Ltd. ADR (a)(b)	726,500	871,800
Space Exploration Technologies Corp. Class A (a)(d)(e)	11,000	616,000

TOTAL UNITED STATES OF AMERICA		20,937,677

Vietnam - 0.3%
Vietnam Dairy Products Corp.	1,043,400	3,363,991
TOTAL COMMON STOCKS
(Cost $1,280,989,322)		1,027,459,636

Preferred Stocks - 1.4%
Convertible Preferred Stocks - 0.4%
China - 0.4%
ByteDance Ltd. Series E1 (a)(d)(e)	23,366	2,992,484
dMed Biopharmaceutical Co. Ltd. Series C (a)(d)(e)	128,423	1,273,956
		4,266,440
Nonconvertible Preferred Stocks - 1.0%
Korea (South) - 1.0%
Samsung Electronics Co. Ltd.	220,609	10,287,950
TOTAL PREFERRED STOCKS
(Cost $11,932,240)		14,554,390
	Principal Amount	Value

Convertible Bonds - 0.5%
Cayman Islands - 0.5%
ZKH Group Ltd. 8% 12/23/22 (Cost $4,868,356)(d)(e)	4,868,356	4,868,356
	Shares	Value

Money Market Funds - 7.7%
Fidelity Cash Central Fund 0.32% (f)	37,966,939	37,974,532
Fidelity Securities Lending Cash Central Fund 0.32% (f)(g)	45,607,560	45,612,121
TOTAL MONEY MARKET FUNDS
(Cost $83,586,653)		83,586,653
TOTAL INVESTMENT IN SECURITIES - 104.8%
(Cost $1,381,376,571)		1,130,469,035
NET OTHER ASSETS (LIABILITIES) - (4.8)%		(51,545,449)
NET ASSETS - 100%		$1,078,923,586

Security Type Abbreviations

ELS – Equity-Linked Security

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $162,402,910 or 15.1% of net assets.

 (d) Level 3 security

 (e) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $9,750,796 or 0.9% of net assets.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
ByteDance Ltd. Series E1	11/18/20	$2,560,310
dMed Biopharmaceutical Co. Ltd. Series C	12/1/20	$1,824,011
Space Exploration Technologies Corp. Class A	2/16/21	$461,989
ZKH Group Ltd. 8% 12/23/22	2/24/22	$4,868,356

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.32%	$169	$258,220,255	$220,245,892	$6,856	$--	$--	$37,974,532	0.1%
Fidelity Securities Lending Cash Central Fund 0.32%	124,530,059	205,690,181	284,608,119	211,698	--	--	45,612,121	0.1%
Total	$124,530,228	$463,910,436	$504,854,011	$218,554	$--	$--	$83,586,653

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$55,214,479	$28,020,619	$26,668,035	$525,825
Consumer Discretionary	289,369,492	129,887,594	159,481,898	--
Consumer Staples	27,145,094	1,515,582	25,629,512	--
Energy	41,795,701	--	41,795,701	--
Financials	88,754,910	--	88,754,910	--
Health Care	115,374,875	4,148,647	109,952,272	1,273,956
Industrials	62,964,083	2,230,922	60,117,161	616,000
Information Technology	326,036,417	34,019,519	289,024,414	2,992,484
Materials	18,181,048	--	18,181,048	--
Real Estate	17,177,927	14,750,546	--	2,427,381
Corporate Bonds	4,868,356	--	--	4,868,356
Money Market Funds	83,586,653	83,586,653	--	--
Total Investments in Securities:	$1,130,469,035	$298,160,082	$819,604,951	$12,704,002

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Equities - Communication Services
Beginning Balance	$--
Net Realized Gain (Loss) on Investment Securities	(71,115)
Net Unrealized Gain (Loss) on Investment Securities	(12,525,293)
Cost of Purchases	--
Proceeds of Sales	(1,373,359)
Amortization/Accretion	--
Transfers into Level 3	14,495,592
Transfers out of Level 3	--
Ending Balance	$525,825
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2022	$(12,525,293)
Other Investments in Securities
Beginning Balance	$5,142,940
Net Realized Gain (Loss) on Investment Securities	(463,819)
Net Unrealized Gain (Loss) on Investment Securities	(8,000,462)
Cost of Purchases	10,105,353
Proceeds of Sales	(1,055,364)
Amortization/Accretion	--
Transfers into Level 3	6,449,529
Transfers out of Level 3	--
Ending Balance	$12,178,177
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2022	$(8,000,462)

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliations are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Emerging Asia Fund

Financial Statements

Statement of Assets and Liabilities

		April 30, 2022 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $43,364,054) — See accompanying schedule: Unaffiliated issuers (cost $1,297,789,918)	$1,046,882,382
Fidelity Central Funds (cost $83,586,653)	83,586,653
Total Investment in Securities (cost $1,381,376,571)		$1,130,469,035
Receivable for fund shares sold		433,417
Dividends receivable		703,744
Interest receivable		72,484
Distributions receivable from Fidelity Central Funds		47,247
Prepaid expenses		870
Other receivables		390,853
Total assets		1,132,117,650
Liabilities
Payable to custodian bank	$179
Payable for investments purchased	73,921
Payable for fund shares redeemed	696,845
Accrued management fee	864,506
Other affiliated payables	230,200
Deferred taxes	4,980,429
Other payables and accrued expenses	734,633
Collateral on securities loaned	45,613,351
Total liabilities		53,194,064
Net Assets		$1,078,923,586
Net Assets consist of:
Paid in capital		$1,361,026,404
Total accumulated earnings (loss)		(282,102,818)
Net Assets		$1,078,923,586
Net Asset Value, offering price and redemption price per share ($1,078,923,586 ÷ 29,417,662 shares)		$36.68

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2022 (Unaudited)
Investment Income
Dividends		$3,265,994
Interest		71,634
Income from Fidelity Central Funds (including $211,698 from security lending)		218,554
Income before foreign taxes withheld		3,556,182
Less foreign taxes withheld		(599,165)
Total income		2,957,017
Expenses
Management fee
Basic fee	$5,026,166
Performance adjustment	1,559,812
Transfer agent fees	1,245,765
Accounting fees	335,127
Custodian fees and expenses	223,696
Independent trustees' fees and expenses	2,981
Registration fees	34,679
Audit	50,673
Legal	3,220
Interest	6,274
Miscellaneous	4,103
Total expenses before reductions	8,492,496
Expense reductions	(22,127)
Total expenses after reductions		8,470,369
Net investment income (loss)		(5,513,352)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $4,188,585)	(13,896,336)
Foreign currency transactions	(21,545)
Total net realized gain (loss)		(13,917,881)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $7,520,996)	(613,700,895)
Assets and liabilities in foreign currencies	(653,386)
Total change in net unrealized appreciation (depreciation)		(614,354,281)
Net gain (loss)		(628,272,162)
Net increase (decrease) in net assets resulting from operations		$(633,785,514)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2022 (Unaudited)	Year ended October 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(5,513,352)	$(10,990,626)
Net realized gain (loss)	(13,917,881)	292,606,086
Change in net unrealized appreciation (depreciation)	(614,354,281)	(83,457,208)
Net increase (decrease) in net assets resulting from operations	(633,785,514)	198,158,252
Distributions to shareholders	(218,312,620)	(263,140,424)
Share transactions
Proceeds from sales of shares	82,065,502	1,491,669,517
Reinvestment of distributions	202,673,713	244,049,572
Cost of shares redeemed	(353,837,856)	(1,249,398,074)
Net increase (decrease) in net assets resulting from share transactions	(69,098,641)	486,321,015
Total increase (decrease) in net assets	(921,196,775)	421,338,843
Net Assets
Beginning of period	2,000,120,361	1,578,781,518
End of period	$1,078,923,586	$2,000,120,361
Other Information
Shares
Sold	1,741,433	20,776,389
Issued in reinvestment of distributions	3,879,665	3,825,228
Redeemed	(7,137,542)	(18,489,539)
Net increase (decrease)	(1,516,444)	6,112,078

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Emerging Asia Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$64.66	$63.60	$45.03	$36.69	$43.94	$33.37
Income from Investment Operations
Net investment income (loss)A,B	(.18)	(.31)C	(.12)	.34	.41	.40
Net realized and unrealized gain (loss)	(20.56)	11.00	21.49	9.27	(7.27)	10.56
Total from investment operations	(20.74)	10.69	21.37	9.61	(6.86)	10.96
Distributions from net investment income	(.09)	–	(.29)D	(.39)	(.37)	(.34)
Distributions from net realized gain	(7.15)	(9.63)	(2.51)D	(.88)	(.02)	(.05)
Total distributions	(7.24)	(9.63)	(2.80)	(1.27)	(.39)	(.39)
Redemption fees added to paid in capitalA	–	–	–	–	–E	–E
Net asset value, end of period	$36.68	$64.66	$63.60	$45.03	$36.69	$43.94
Total ReturnF,G	(35.41)%	17.02%	50.46%	26.95%	(15.75)%	33.28%
Ratios to Average Net AssetsB,H,I
Expenses before reductions	1.14%J	1.02%	1.13%	1.11%	1.02%	1.10%
Expenses net of fee waivers, if any	1.13%J	1.02%	1.13%	1.11%	1.02%	1.10%
Expenses net of all reductions	1.13%J	1.02%	1.10%	1.11%	1.00%	1.08%
Net investment income (loss)	(.74)%J	(.45)%C	(.24)%	.82%	.93%	1.07%
Supplemental Data
Net assets, end of period (000 omitted)	$1,078,924	$2,000,120	$1,578,782	$993,620	$913,940	$1,286,331
Portfolio turnover rateK	48%J	85%	114%	61%L	36%	40%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.54) %.

 D The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2022

1. Organization.

Fidelity Emerging Asia Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$7,835,646	Market approach	Transaction price	$17.75 - $56.00 / $30.22	Increase
			Discount rate	15.0% - 50.0% / 28.1%	Decrease
		Market comparable	Enterprise value/Revenue multiple (EV/R)	3.4	Increase
Corporate Bonds	$4,868,356	Market approach	Transaction price	$100.00	Increase

 (a) Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2022, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Deferred taxes on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$233,229,650
Gross unrealized depreciation	(515,059,844)
Net unrealized appreciation (depreciation)	$(281,830,194)
Tax cost	$1,412,299,229

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Emerging Asia Fund	358,307,150	667,985,100

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to its benchmark index, the MSCI All Country Asia ex Japan Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .88% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .17% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Emerging Asia Fund	.04

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Emerging Asia Fund	$1,876

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Emerging Asia Fund	Borrower	$15,584,114.33%		$6,274

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Emerging Asia Fund	8,201,744	19,429,814	989,452

Other. During the period, the investment adviser reimbursed the Fund for certain losses as follows:

Amount ($)
Fidelity Emerging Asia Fund	1,907

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Emerging Asia Fund	$1,405

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Emerging Asia Fund	$22,863	$79	$–

8. Expense Reductions.

During the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses in the amount of $22,127.

9. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

10. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Fidelity® Emerging Markets Fund

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2022
Cayman Islands	18.7%
India	17.3%
Taiwan	11.9%
United States of America*	10.1%
China	9.1%
Korea (South)	6.7%
Hong Kong	3.1%
Saudi Arabia	2.9%
Indonesia	2.6%
Other	17.6%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2022

% of fund's net assets
Stocks	94.7
Bonds	0.3
Short-Term Investments and Net Other Assets (Liabilities)	5.0

Top Ten Stocks as of April 30, 2022

% of fund's net assets
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	8.9
Tencent Holdings Ltd. (Cayman Islands, Interactive Media & Services)	6.6
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	4.4
Reliance Industries Ltd. (India, Oil, Gas & Consumable Fuels)	3.9
PT Bank Central Asia Tbk (Indonesia, Banks)	2.6
Kweichow Moutai Co. Ltd. (A Shares) (China, Beverages)	2.3
Tata Consultancy Services Ltd. (India, IT Services)	2.3
Meituan Class B (Cayman Islands, Internet & Direct Marketing Retail)	2.0
Al Rajhi Bank (Saudi Arabia, Banks)	1.9
NVIDIA Corp. (United States of America, Semiconductors & Semiconductor Equipment)	1.9
36.8

Market Sectors as of April 30, 2022

% of fund's net assets
Information Technology	25.4
Financials	16.4
Communication Services	12.4
Consumer Discretionary	9.6
Health Care	7.9
Industrials	6.7
Consumer Staples	6.0
Energy	5.8
Materials	2.4
Utilities	1.7
Real Estate	0.7

Fidelity® Emerging Markets Fund

Schedule of Investments April 30, 2022 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.2%
	Shares	Value
Australia - 0.9%
Lynas Rare Earths Ltd. (a)	10,135,142	$63,599,703
Brazil - 2.1%
Atacadao SA	10,677,400	44,424,826
Hapvida Participacoes e Investimentos SA (b)	22,759,700	40,373,096
Localiza Rent A Car SA	5,310,145	56,861,230

TOTAL BRAZIL		141,659,152

Canada - 1.0%
First Quantum Minerals Ltd.	2,262,500	64,864,263
Cayman Islands - 18.1%
Alibaba Group Holding Ltd. (a)	5,341,032	65,148,249
Bilibili, Inc. ADR (a)(c)	1,761,100	42,865,174
Chailease Holding Co. Ltd.	5,131,250	40,799,904
Hansoh Pharmaceutical Group Co. Ltd. (b)	26,470,000	43,599,532
JD.com, Inc. Class A	440,947	13,748,091
Meituan Class B (a)(b)	6,194,600	132,728,016
NetEase, Inc. ADR	652,400	62,193,292
Pinduoduo, Inc. ADR (a)	2,033,700	87,632,133
Sea Ltd. ADR (a)	366,300	30,314,988
Silergy Corp.	509,000	45,342,906
Tencent Holdings Ltd.	9,484,400	446,951,261
Wuxi Biologics (Cayman), Inc. (a)(b)	9,980,500	73,664,240
XP, Inc. Class A (a)(c)	1,946,500	47,903,365
XPeng, Inc. Class A	2,537,100	31,525,476
Zai Lab Ltd. ADR (a)	1,297,600	51,852,096

TOTAL CAYMAN ISLANDS		1,216,268,723

Chile - 0.5%
Banco de Chile	374,680,156	37,412,655
China - 8.9%
Chongqing Fuling Zhacai Group Co. Ltd. Group (A Shares)	11,611,771	60,947,014
Kweichow Moutai Co. Ltd. (A Shares)	557,233	153,783,434
Midea Group Co. Ltd. (A Shares)	5,339,948	45,683,247
Shandong Sinocera Functional Material Co. Ltd. (A Shares)	6,044,599	29,636,246
Shanghai Baosight Software Co. Ltd. (A Shares)	7,039,023	50,270,157
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	1,563,356	73,678,105
Sinopharm Group Co. Ltd. (H Shares)	21,017,200	48,364,356
Sungrow Power Supply Co. Ltd. (A Shares)	2,853,985	26,909,379
Wuliangye Yibin Co. Ltd. (A Shares)	2,445,533	59,571,900
Zhejiang Sanhua Intelligent Controls Co. Ltd. (A Shares)	20,934,313	52,516,483

TOTAL CHINA		601,360,321

France - 2.2%
Hermes International SCA	41,619	51,318,615
LVMH Moet Hennessy Louis Vuitton SE	72,099	46,657,809
Sartorius Stedim Biotech	147,800	48,364,442

TOTAL FRANCE		146,340,866

Hong Kong - 3.1%
AIA Group Ltd.	7,616,600	74,823,647
Chervon Holdings Ltd.	5,274,178	32,960,620
Hong Kong Exchanges and Clearing Ltd.	1,409,374	59,784,201
Techtronic Industries Co. Ltd.	3,032,000	40,471,457

TOTAL HONG KONG		208,039,925

Hungary - 0.7%
Richter Gedeon PLC	2,264,100	45,157,422
India - 17.3%
Adani Ports & Special Economic Zone Ltd.	7,058,300	78,318,012
FSN E-Commerce Ventures Private Ltd. (a)(d)	1,693,920	31,872,521
HDFC Bank Ltd.	5,243,694	93,894,465
HDFC Standard Life Insurance Co. Ltd. (b)	989,900	7,496,756
Housing Development Finance Corp. Ltd.	4,275,046	123,194,324
Kotak Mahindra Bank Ltd. (a)	4,281,948	99,178,973
Larsen & Toubro Ltd.	4,348,200	95,447,324
Petronet LNG Ltd.	22,707,400	60,116,797
Power Grid Corp. of India Ltd.	39,853,800	117,958,310
Reliance Industries Ltd.	7,278,518	263,399,855
Restaurant Brands Asia Ltd. (a)(e)	25,205,436	33,073,774
Tata Consultancy Services Ltd.	3,322,100	152,925,047
Zomato Ltd. (a)(d)	7,510,700	6,689,072

TOTAL INDIA		1,163,565,230

Indonesia - 2.6%
PT Bank Central Asia Tbk	316,183,570	177,338,386
Japan - 1.2%
Hoya Corp.	512,400	50,851,672
Tokyo Electron Ltd.	68,000	28,692,376

TOTAL JAPAN		79,544,048

Kenya - 1.5%
Safaricom Ltd.	340,321,000	99,039,877
Korea (South) - 6.7%
Hyundai Fire & Marine Insurance Co. Ltd.	382,689	9,810,802
Kakao Corp.	1,004,450	69,791,280
NAVER Corp.	352,050	78,005,278
Samsung Electronics Co. Ltd.	5,559,487	294,709,334

TOTAL KOREA (SOUTH)		452,316,694

Luxembourg - 0.9%
Globant SA (a)	285,900	61,751,541
Malaysia - 0.1%
Press Metal Bhd	7,625,600	10,454,080
Mexico - 1.7%
Banco del Bajio SA (b)	24,192,956	59,739,938
Grupo Aeroportuario Norte S.A.B. de CV	7,555,387	53,018,961

TOTAL MEXICO		112,758,899

Netherlands - 2.4%
ASML Holding NV (Netherlands)	180,700	102,554,210
Ferrari NV (c)	252,400	52,938,376
Yandex NV Series A (a)(f)	1,084,187	3,718,588

TOTAL NETHERLANDS		159,211,174

Philippines - 0.7%
Ayala Land, Inc.	72,960,400	44,460,392
Russia - 0.0%
LUKOIL PJSC sponsored ADR (f)	802,595	227,046
Sberbank of Russia (f)	25,741,060	206,397

TOTAL RUSSIA		433,443

Saudi Arabia - 2.9%
Al Rajhi Bank	2,749,700	129,464,919
Saudi Arabian Oil Co. (b)	5,470,000	65,480,164

TOTAL SAUDI ARABIA		194,945,083

South Africa - 1.2%
Clicks Group Ltd.	4,148,583	80,997,111
Sweden - 0.5%
VEF AB (a)(e)	81,129,072	32,312,642
Taiwan - 11.9%
E.SUN Financial Holdings Co. Ltd.	72,567,912	82,927,923
eMemory Technology, Inc.	1,814,000	76,279,545
Taiwan Semiconductor Manufacturing Co. Ltd.	32,896,000	595,180,323
Voltronic Power Technology Corp.	975,868	42,719,002

TOTAL TAIWAN		797,106,793

United States of America - 5.1%
Adobe, Inc. (a)	123,078	48,732,734
Dlocal Ltd. (c)	2,267,772	51,410,391
Lam Research Corp.	76,108	35,448,062
Maravai LifeSciences Holdings, Inc. (a)	1,795,898	55,187,946
NVIDIA Corp.	693,908	128,699,117
TaskUs, Inc. (c)	823,716	23,797,155

TOTAL UNITED STATES OF AMERICA		343,275,405

TOTAL COMMON STOCKS
(Cost $5,345,012,600)		6,334,213,828

Convertible Preferred Stocks - 0.5%
Cayman Islands - 0.3%
Creditas Financial Solutions Ltd. Series F (d)(f)	64,604	20,349,123
China - 0.2%
ByteDance Ltd. Series E1 (a)(d)(f)	85,253	10,918,352
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $29,690,651)		31,267,475
	Principal Amount	Value

Convertible Bonds - 0.3%
Cayman Islands - 0.3%
ZKH Group Ltd. 8% 12/23/22 (Cost $21,461,870)(d)(f)	21,461,870	21,461,870
	Shares	Value

Money Market Funds - 6.4%
Fidelity Cash Central Fund 0.32% (g)	343,209,303	343,277,945
Fidelity Securities Lending Cash Central Fund 0.32% (g)(h)	84,282,052	84,290,480
TOTAL MONEY MARKET FUNDS
(Cost $427,568,425)		427,568,425
TOTAL INVESTMENT IN SECURITIES - 101.4%
(Cost $5,823,733,546)		6,814,511,598
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(92,975,857)
NET ASSETS - 100%		$6,721,535,741

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $423,081,742 or 6.3% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $91,290,938 or 1.4% of net assets.

 (e) Affiliated company

 (f) Level 3 security

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
ByteDance Ltd. Series E1	11/18/20	$9,341,528
Creditas Financial Solutions Ltd. Series F	1/28/22	$20,349,123
FSN E-Commerce Ventures Private Ltd.	10/7/20 - 10/26/20	$4,649,356
ZKH Group Ltd. 8% 12/23/22	2/24/22	$21,461,870
Zomato Ltd.	12/9/20 - 2/10/21	$5,294,724

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.32%	$104,837,920	$1,407,941,910	$1,169,501,885	$116,106	$--	$--	$343,277,945	0.7%
Fidelity Securities Lending Cash Central Fund 0.32%	38,984,400	561,193,097	515,887,017	58,357	--	--	84,290,480	0.2%
Total	$143,822,320	$1,969,135,007	$1,685,388,902	$174,463	$--	$--	$427,568,425

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Restaurant Brands Asia Ltd.	$28,304,933	$19,443,809	$--	$--	$--	$(14,674,968)	$33,073,774
VEF AB	58,759,062	--	--	--	--	(26,446,420)	32,312,642
Total	$87,063,995	$19,443,809	$--	$--	$--	$(41,121,388)	$65,386,416

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$832,879,738	$234,413,331	$594,747,819	$3,718,588
Consumer Discretionary	631,975,999	140,570,509	491,405,490	--
Consumer Staples	399,724,285	44,424,826	355,299,459	--
Energy	389,223,862	65,480,164	323,516,652	227,046
Financials	1,096,638,420	274,520,877	801,562,023	20,555,520
Health Care	531,092,907	192,570,560	338,522,347	--
Industrials	446,261,848	109,880,191	336,381,657	--
Information Technology	1,706,711,250	349,839,000	1,345,953,898	10,918,352
Materials	168,554,292	64,864,263	103,690,029	--
Real Estate	44,460,392	--	44,460,392	--
Utilities	117,958,310	--	117,958,310	--
Corporate Bonds	21,461,870	--	--	21,461,870
Money Market Funds	427,568,425	427,568,425	--	--
Total Investments in Securities:	$6,814,511,598	$1,904,132,146	$4,853,498,076	$56,881,376

See accompanying notes which are an integral part of the financial statements.

Fidelity® Emerging Markets Fund

Financial Statements

Statement of Assets and Liabilities

		April 30, 2022 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $83,942,873) — See accompanying schedule: Unaffiliated issuers (cost $5,319,575,360)	$6,321,556,757
Fidelity Central Funds (cost $427,568,425)	427,568,425
Other affiliated issuers (cost $76,589,761)	65,386,416
Total Investment in Securities (cost $5,823,733,546)		$6,814,511,598
Foreign currency held at value (cost $8,595,285)		8,568,464
Receivable for investments sold		25,350,449
Receivable for fund shares sold		18,517,107
Dividends receivable		3,183,357
Interest receivable		319,543
Distributions receivable from Fidelity Central Funds		73,921
Prepaid expenses		2,819
Other receivables		1,493,840
Total assets		6,872,021,098
Liabilities
Payable for investments purchased	$13,212,398
Payable for fund shares redeemed	9,774,734
Distributions payable	181
Accrued management fee	3,886,588
Distribution and service plan fees payable	5,106
Other affiliated payables	806,781
Deferred taxes	35,087,709
Other payables and accrued expenses	3,421,380
Collateral on securities loaned	84,290,480
Total liabilities		150,485,357
Net Assets		$6,721,535,741
Net Assets consist of:
Paid in capital		$5,966,240,154
Total accumulated earnings (loss)		755,295,587
Net Assets		$6,721,535,741
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($13,298,190 ÷ 385,112 shares)(a)		$34.53
Maximum offering price per share (100/94.25 of $34.53)		$36.64
Class M:
Net Asset Value and redemption price per share ($1,766,481 ÷ 51,113 shares)(a)		$34.56
Maximum offering price per share (100/96.50 of $34.56)		$35.81
Class C:
Net Asset Value and offering price per share ($1,459,483 ÷ 42,310 shares)(a)		$34.49
Emerging Markets:
Net Asset Value, offering price and redemption price per share ($3,776,670,900 ÷ 108,972,322 shares)		$34.66
Class K:
Net Asset Value, offering price and redemption price per share ($1,301,974,389 ÷ 37,558,362 shares)		$34.67
Class I:
Net Asset Value, offering price and redemption price per share ($33,037,496 ÷ 954,879 shares)		$34.60
Class Z:
Net Asset Value, offering price and redemption price per share ($1,593,328,802 ÷ 46,015,490 shares)		$34.63

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2022 (Unaudited)
Investment Income
Dividends		$46,129,592
Non-Cash dividends		16,084,585
Interest		320,944
Income from Fidelity Central Funds (including $58,357 from security lending)		174,463
Income before foreign taxes withheld		62,709,584
Less foreign taxes withheld		(7,584,148)
Total income		55,125,436
Expenses
Management fee	$26,297,644
Transfer agent fees	4,251,862
Distribution and service plan fees	29,376
Accounting fees	840,152
Custodian fees and expenses	970,425
Independent trustees' fees and expenses	13,732
Registration fees	259,864
Audit	76,950
Legal	8,316
Miscellaneous	15,262
Total expenses before reductions	32,763,583
Expense reductions	(114,901)
Total expenses after reductions		32,648,682
Net investment income (loss)		22,476,754
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $1,625)	(130,635,058)
Foreign currency transactions	(1,168,694)
Total net realized gain (loss)		(131,803,752)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $8,489,360)	(1,797,474,914)
Affiliated issuers	(41,121,388)
Assets and liabilities in foreign currencies	(3,134,586)
Total change in net unrealized appreciation (depreciation)		(1,841,730,888)
Net gain (loss)		(1,973,534,640)
Net increase (decrease) in net assets resulting from operations		$(1,951,057,886)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2022 (Unaudited)	Year ended October 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$22,476,754	$20,062,728
Net realized gain (loss)	(131,803,752)	431,612,536
Change in net unrealized appreciation (depreciation)	(1,841,730,888)	711,143,631
Net increase (decrease) in net assets resulting from operations	(1,951,057,886)	1,162,818,895
Distributions to shareholders	(481,791,038)	(94,102,390)
Share transactions - net increase (decrease)	615,112,413	1,716,927,864
Total increase (decrease) in net assets	(1,817,736,511)	2,785,644,369
Net Assets
Beginning of period	8,539,272,252	5,753,627,883
End of period	$6,721,535,741	$8,539,272,252

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Emerging Markets Fund Class A

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2022	2021 A
Selected Per–Share Data
Net asset value, beginning of period	$47.48	$46.83
Income from Investment Operations
Net investment income (loss)B,C	.04D	(.04)
Net realized and unrealized gain (loss)	(10.35)	.69
Total from investment operations	(10.31)	.65
Distributions from net investment income	(.48)	–
Distributions from net realized gain	(2.16)	–
Total distributions	(2.64)	–
Net asset value, end of period	$34.53	$47.48
Total ReturnE,F,G	(22.80)%	1.39%
Ratios to Average Net AssetsC,H,I
Expenses before reductions	1.20%J	1.25%J
Expenses net of fee waivers, if any	1.20%J	1.25%J
Expenses net of all reductions	1.20%J	1.25%J
Net investment income (loss)	.01%D,J	(.17)%J
Supplemental Data
Net assets, end of period (000 omitted)	$13,298	$6,248
Portfolio turnover rateK	36%J	38%J,L

 A For the period May 11, 2021 (commencement of sale of shares) through October 31, 2021.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.08 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s) the ratio of net investment income (loss) to average net assets would have been (.19) %.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 L The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Emerging Markets Fund Class M

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2022	2021 A
Selected Per–Share Data
Net asset value, beginning of period	$47.42	$46.83
Income from Investment Operations
Net investment income (loss)B,C	(.02)D	(.09)
Net realized and unrealized gain (loss)	(10.37)	.68
Total from investment operations	(10.39)	.59
Distributions from net investment income	(.32)	–
Distributions from net realized gain	(2.16)	–
Total distributions	(2.47)E	–
Net asset value, end of period	$34.56	$47.42
Total ReturnF,G,H	(22.92)%	1.26%
Ratios to Average Net AssetsC,I,J
Expenses before reductions	1.51%K	1.52%K
Expenses net of fee waivers, if any	1.51%K	1.51%K
Expenses net of all reductions	1.51%K	1.51%K
Net investment income (loss)	(.30)%D,K	(.39)%K
Supplemental Data
Net assets, end of period (000 omitted)	$1,766	$2,234
Portfolio turnover rateL	36%K	38%K,M

 A For the period May 11, 2021 (commencement of sale of shares) through October 31, 2021.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.08 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s) the ratio of net investment income (loss) to average net assets would have been (.50) %.

 E Total distributions per share do not sum due to rounding.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the sales charges.

 I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 K Annualized

 L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 M The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Emerging Markets Fund Class C

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2022	2021 A
Selected Per–Share Data
Net asset value, beginning of period	$47.31	$46.83
Income from Investment Operations
Net investment income (loss)B,C	(.12)D	(.19)
Net realized and unrealized gain (loss)	(10.36)	.67
Total from investment operations	(10.48)	.48
Distributions from net investment income	(.18)	–
Distributions from net realized gain	(2.16)	–
Total distributions	(2.34)	–
Net asset value, end of period	$34.49	$47.31
Total ReturnE,F,G	(23.12)%	1.02%
Ratios to Average Net AssetsC,H,I
Expenses before reductions	2.00%J	2.01%J
Expenses net of fee waivers, if any	2.00%J	2.01%J
Expenses net of all reductions	2.00%J	2.01%J
Net investment income (loss)	(.79)%D,J	(.86)%J
Supplemental Data
Net assets, end of period (000 omitted)	$1,459	$1,587
Portfolio turnover rateK	36%J	38%J,L

 A For the period May 11, 2021 (commencement of sale of shares) through October 31, 2021.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.08 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s) the ratio of net investment income (loss) to average net assets would have been (1.00) %.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 L The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Emerging Markets Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$47.56	$40.26	$33.03	$26.66	$31.37	$24.25
Income from Investment Operations
Net investment income (loss)A,B	.11C	.12	.15	.61D	.24	.22
Net realized and unrealized gain (loss)	(10.39)	7.81	7.68	5.98	(4.76)	7.05
Total from investment operations	(10.28)	7.93	7.83	6.59	(4.52)	7.27
Distributions from net investment income	(.46)	(.09)	(.60)	(.22)	(.16)	(.15)
Distributions from net realized gain	(2.16)	(.54)	–	–E	(.03)	–
Total distributions	(2.62)	(.63)	(.60)	(.22)	(.19)	(.15)
Redemption fees added to paid in capitalA	–	–	–	–	–E	–E
Net asset value, end of period	$34.66	$47.56	$40.26	$33.03	$26.66	$31.37
Total ReturnF,G	(22.68)%	19.83%	24.09%	24.91%	(14.51)%	30.21%
Ratios to Average Net AssetsB,H,I
Expenses before reductions	.89%J	.88%	.92%	.94%	.96%	.97%
Expenses net of fee waivers, if any	.89%J	.88%	.92%	.94%	.96%	.97%
Expenses net of all reductions	.89%J	.88%	.91%	.92%	.92%	.96%
Net investment income (loss)	.32%C,J	.26%	.43%	2.02%D	.75%	.83%
Supplemental Data
Net assets, end of period (000 omitted)	$3,776,671	$5,016,159	$4,526,531	$3,104,887	$3,493,583	$3,933,401
Portfolio turnover rateK	36%J	38%L	34%	85%M	86%	81%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.09 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s) the ratio of net investment income (loss) to average net assets would have been .11%.

 D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.34 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .88%.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 L The portfolio turnover rate does not include the assets acquired in the merger.

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Emerging Markets Fund Class K

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$47.62	$40.30	$33.07	$26.70	$31.41	$24.28
Income from Investment Operations
Net investment income (loss)A,B	.13C	.16	.19	.65D	.28	.26
Net realized and unrealized gain (loss)	(10.38)	7.83	7.69	5.99	(4.76)	7.06
Total from investment operations	(10.25)	7.99	7.88	6.64	(4.48)	7.32
Distributions from net investment income	(.54)	(.12)	(.65)	(.26)	(.20)	(.19)
Distributions from net realized gain	(2.16)	(.54)	–	–E	(.03)	–
Total distributions	(2.70)	(.67)F	(.65)	(.27)F	(.23)	(.19)
Redemption fees added to paid in capitalA	–	–	–	–	–E	–E
Net asset value, end of period	$34.67	$47.62	$40.30	$33.07	$26.70	$31.41
Total ReturnG,H	(22.63)%	19.94%	24.24%	25.08%	(14.39)%	30.44%
Ratios to Average Net AssetsB,I,J
Expenses before reductions	.77%K	.77%	.80%	.80%	.82%	.83%
Expenses net of fee waivers, if any	.77%K	.77%	.80%	.80%	.82%	.82%
Expenses net of all reductions	.77%K	.77%	.79%	.79%	.78%	.81%
Net investment income (loss)	.44%C,K	.34%	.55%	2.15%D	.89%	.98%
Supplemental Data
Net assets, end of period (000 omitted)	$1,301,974	$1,689,454	$1,227,097	$1,018,765	$870,859	$924,783
Portfolio turnover rateL	36%K	38%M	34%	85%N	86%	81%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.09 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s) the ratio of net investment income (loss) to average net assets would have been .23%.

 D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.34 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.02%.

 E Amount represents less than $.005 per share.

 F Total distributions per share do not sum due to rounding.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 K Annualized

 L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 M The portfolio turnover rate does not include the assets acquired in the merger.

 N Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Emerging Markets Fund Class I

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2022	2021 A
Selected Per–Share Data
Net asset value, beginning of period	$47.55	$46.83
Income from Investment Operations
Net investment income (loss)B,C	.11D	.04
Net realized and unrealized gain (loss)	(10.37)	.68
Total from investment operations	(10.26)	.72
Distributions from net investment income	(.53)	–
Distributions from net realized gain	(2.16)	–
Total distributions	(2.69)	–
Net asset value, end of period	$34.60	$47.55
Total ReturnE,F	(22.68)%	1.54%
Ratios to Average Net AssetsC,G,H
Expenses before reductions	.90%I	.94%I
Expenses net of fee waivers, if any	.89%I	.93%I
Expenses net of all reductions	.89%I	.93%I
Net investment income (loss)	.31%D,I	.17%I
Supplemental Data
Net assets, end of period (000 omitted)	$33,037	$25,824
Portfolio turnover rateJ	36%I	38%I,K

 A For the period May 11, 2021 (commencement of sale of shares) through October 31, 2021.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.08 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s) the ratio of net investment income (loss) to average net assets would have been .11%.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Emerging Markets Fund Class Z

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2022	2021 A
Selected Per–Share Data
Net asset value, beginning of period	$47.59	$46.83
Income from Investment Operations
Net investment income (loss)B,C	.13D	(.03)
Net realized and unrealized gain (loss)	(10.38)	.79
Total from investment operations	(10.25)	.76
Distributions from net investment income	(.55)	–
Distributions from net realized gain	(2.16)	–
Total distributions	(2.71)	–
Net asset value, end of period	$34.63	$47.59
Total ReturnE,F	(22.64)%	1.62%
Ratios to Average Net AssetsC,G,H
Expenses before reductions	.77%I	.78%I
Expenses net of fee waivers, if any	.77%I	.78%I
Expenses net of all reductions	.77%I	.78%I
Net investment income (loss)	.44%D,I	(.13)%I
Supplemental Data
Net assets, end of period (000 omitted)	$1,593,329	$1,797,766
Portfolio turnover rateJ	36%I	38%I,K

 A For the period May 11, 2021 (commencement of sale of shares) through October 31, 2021.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.08 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s) the ratio of net investment income (loss) to average net assets would have been .23%.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2022

1. Organization.

Fidelity Emerging Markets Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Emerging Markets, Class K, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2022 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations in "Non-cash dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable. The Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in foreign taxes withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Deferred taxes on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,819,785,395
Gross unrealized depreciation	(921,726,076)
Net unrealized appreciation (depreciation)	$898,059,319
Tax cost	$5,916,452,279

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Emerging Markets Fund	1,358,183,234	1,510,784,152

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .67% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$16,067	$346
Class M	.25%	.25%	5,081	45
Class C	.75%	.25%	8,228	2,392
			$29,376	$2,783

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$1,942
Class M	304
Class C(a)	155
$2,401

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class K and Class Z. FIIOC receives an asset-based fee of Class K's and Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$13,837.22
Class M	2,821.28
Class C	2,192.27
Emerging Markets	3,553,956.16
Class K	303,343.04
Class I	26,199.17
Class Z	349,514.04
	$4,251,862

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Emerging Markets Fund	.02

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Emerging Markets Fund	$7,848

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Emerging Markets Fund	12,275,392	50,610,601	(11,577,187)

Other. During the period, the investment adviser reimbursed the Fund for certain losses as follows:

Amount ($)
Fidelity Emerging Markets Fund	2,920

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Emerging Markets Fund	$6,706

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Emerging Markets Fund	$6,490	$–	$–

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $558.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $114,343.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2022	Year ended October 31, 2021(a)
Fidelity Emerging Markets Fund
Distributions to shareholders
Class A	$625,889	$–
Class M	114,309	–
Class C	82,608	–
Emerging Markets	277,952,891	73,337,964
Class K	95,062,813	20,764,426
Class I	1,596,371	–
Class Z	106,356,157	–
Total	$481,791,038	$94,102,390

 (a) Distributions for Class A, Class M, Class C, Class I and Class Z are for the period May 11, 2021 (commencement of sale of shares) through October 31, 2021.

10. Share Transactions.

Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2022	Year ended October 31, 2021(a)	Six months ended April 30, 2022	Year ended October 31, 2021(a)
Fidelity Emerging Markets Fund
Class A
Shares sold	286,174	33,473	$12,524,484	$1,591,260
Issued in exchange for the shares of the Target Fund(s)	–	108,045	–	4,995,991
Reinvestment of distributions	14,213	–	609,464	–
Shares redeemed	(46,872)	(9,921)	(1,722,904)	(469,831)
Net increase (decrease)	253,515	131,597	$11,411,044	$6,117,420
Class M
Shares sold	5,187	5,398	$212,664	$256,234
Issued in exchange for the shares of the Target Fund(s)	–	47,393	–	2,190,992
Reinvestment of distributions	2,657	–	114,195	–
Shares redeemed	(3,841)	(5,681)	(164,453)	(268,777)
Net increase (decrease)	4,003	47,110	$162,406	$2,178,449
Class C
Shares sold	11,737	5,656	$508,440	$268,640
Issued in exchange for the shares of the Target Fund(s)	–	37,074	–	1,713,931
Reinvestment of distributions	1,916	–	82,366	–
Shares redeemed	(4,878)	(9,195)	(201,147)	(437,335)
Net increase (decrease)	8,775	33,535	$389,659	$1,545,236
Emerging Markets
Shares sold	34,494,755	51,262,366	$1,363,614,023	$2,407,337,547
Issued in exchange for the shares of the Target Fund(s)	–	1,053,093	–	48,684,329
Reinvestment of distributions	4,752,431	1,357,618	204,307,012	60,020,270
Shares redeemed	(35,745,432)	(60,624,133)	(1,413,401,809)	(2,847,240,636)
Net increase (decrease)	3,501,754	(6,951,056)	$154,519,226	$(331,198,490)
Class K
Shares sold	3,976,051	13,228,413	$160,927,797	$621,422,438
Reinvestment of distributions	2,211,734	469,461	95,060,337	20,764,260
Shares redeemed	(4,105,399)	(8,670,886)	(168,667,191)	(406,215,879)
Net increase (decrease)	2,082,386	5,026,988	$87,320,943	$235,970,819
Class I
Shares sold	742,670	187,665	$29,631,806	$8,912,073
Issued in exchange for the shares of the Target Fund(s)	–	456,278	–	21,098,248
Reinvestment of distributions	35,220	–	1,511,652	–
Shares redeemed	(366,083)	(100,871)	(13,874,106)	(4,648,575)
Net increase (decrease)	411,807	543,072	$17,269,352	$25,361,746
Class Z
Shares sold	6,130,040	37,800,433	$252,877,853	$1,778,004,149
Reinvestment of distributions	2,468,777	–	105,984,590	–
Shares redeemed	(361,700)	(22,060)	(14,822,660)	(1,051,465)
Net increase (decrease)	8,237,117	37,778,373	$344,039,783	$1,776,952,684

 (a) Share transactions for Class A, Class M, Class C, Class I and Class Z are for the period May 11, 2021 (commencement of sale of shares) through October 31, 2021.

11. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

Strategic Advisers Fidelity Emerging Markets Fund
Fidelity Emerging Markets Fund	14%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
Fidelity Emerging Markets Fund	26%

12. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

13. Prior Fiscal Year Merger Information.

On May 14, 2021, the Fund acquired all of the assets and assumed all of the liabilities of Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees ("The Board"). The securities held by the Target Fund were the primary assets acquired by the Fund. In addition, the Board approved the creation of additional classes of shares that commenced sale of shares on May 11, 2021. The acquisition was accomplished by an exchange of shares of each class of the Fund for corresponding shares then outstanding of the Target Fund at its respective net asset value on the acquisition date. The reorganization provides shareholders of the Target Fund access to a larger portfolio with a similar investment objective and lower projected expenses. For financial reporting purposes, the assets and liabilities of the Target Fund and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Target Fund were carried forward and will be utilized for purposes of the Fund's ongoing reporting of realized and unrealized gains and losses to more closely align subsequent reporting of realized gains with amounts distributable to shareholders for tax purposes. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders.

Target Fund	Investments $	Unrealized appreciation (depreciation) $	Net Assets $	Shares Exchanged	Shares Exchanged Ratio
Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund	56,236,270	7,237,677
Class A			4,995,991	108,045	.2212608131
Class M			2,190,992	47,393	.2206510924
Class C			1,713,931	37,074	.2226022064
Emerging Europe, Middle East, Africa (EMEA)			48,684,329	1,053,093	.2212329656
Class I			21,098,248	456,278	.2203676471

Surviving Fund	Net Assets $	Total net assets after the acquisition $
Fidelity Emerging Markets Fund	7,934,554,249	8,013,237,740

Pro forma results of operations of the combined entity for the entire period ended October 31, 2021, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows:

Net investment income (loss)	$21,004,334
Total net realized gain (loss)	450,169,192
Total change in net unrealized appreciation (depreciation)	714,676,169
Net increase (decrease) in net assets resulting from operations	$1,185,849,695

Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the acquired fund that has been included in the Fidelity Emerging Market Fund's Statement of Operations since May 14, 2021.

Fidelity® Europe Fund

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2022
United Kingdom	23.2%
Sweden	13.9%
Switzerland	11.4%
France	9.2%
Norway	7.6%
Netherlands	7.3%
Italy	4.2%
Denmark	4.1%
Germany	3.9%
Other*	15.2%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2022

% of fund's net assets
Stocks	98.9
Short-Term Investments and Net Other Assets (Liabilities)	1.1

Top Ten Stocks as of April 30, 2022

% of fund's net assets
Nestle SA (Reg. S) (Switzerland, Food Products)	5.4
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	5.1
AstraZeneca PLC (United Kingdom) (United Kingdom, Pharmaceuticals)	4.7
Kongsberg Gruppen ASA (Norway, Aerospace & Defense)	3.4
TGS ASA (Norway, Energy Equipment & Services)	3.1
LVMH Moet Hennessy Louis Vuitton SE (France, Textiles, Apparel & Luxury Goods)	2.9
Diageo PLC (United Kingdom, Beverages)	2.8
Prudential PLC (United Kingdom, Insurance)	2.5
Clarkson PLC (United Kingdom, Marine)	2.5
Swedbank AB (A Shares) (Sweden, Banks)	2.5
34.9

Market Sectors as of April 30, 2022

% of fund's net assets
Financials	16.3
Health Care	15.4
Industrials	13.9
Consumer Discretionary	13.0
Consumer Staples	12.6
Information Technology	7.2
Energy	7.1
Materials	5.7
Communication Services	3.9
Real Estate	2.1
Utilities	1.7

Fidelity® Europe Fund

Schedule of Investments April 30, 2022 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
Belgium - 3.4%
Fagron NV	319,308	$5,989,515
KBC Group NV	120,300	8,184,234
UCB SA	82,000	9,321,160

TOTAL BELGIUM		23,494,909

Bermuda - 1.7%
Hiscox Ltd.	664,214	7,887,061
Lancashire Holdings Ltd.	699,758	3,708,643

TOTAL BERMUDA		11,595,704

Denmark - 4.1%
GN Store Nord A/S	203,900	7,652,274
ORSTED A/S (a)	108,000	11,948,094
Tryg A/S	382,400	9,092,373

TOTAL DENMARK		28,692,741

Finland - 2.3%
Sampo Oyj (A Shares)	192,300	9,337,600
UPM-Kymmene Corp.	196,500	6,797,385

TOTAL FINLAND		16,134,985

France - 9.2%
Edenred SA	90,000	4,519,994
Hermes International SCA	3,700	4,562,312
LVMH Moet Hennessy Louis Vuitton SE	31,400	20,320,049
Orpea	27,700	990,616
Sanofi SA	143,700	15,188,362
TotalEnergies SE	283,207	13,906,306
Worldline SA (a)(b)	114,200	4,493,107

TOTAL FRANCE		63,980,746

Germany - 3.9%
Auto1 Group SE (a)(b)	127,875	1,338,871
Delivery Hero AG (a)(b)	99,100	3,483,659
Deutsche Post AG	223,000	9,527,115
Instone Real Estate Group BV (a)	367,155	5,636,580
Novem Group SA	356,797	2,921,846
Patrizia Immobilien AG	245,000	4,190,753

TOTAL GERMANY		27,098,824

Ireland - 1.4%
Dalata Hotel Group PLC (b)	1,123,271	5,130,706
Irish Residential Properties REIT PLC	3,067,847	4,713,008

TOTAL IRELAND		9,843,714

Israel - 0.9%
NICE Ltd. (b)	30,000	6,175,202
Italy - 4.2%
BFF Bank SpA (a)	2,001,700	12,481,818
MARR SpA	278,382	4,508,222
Prada SpA	1,919,600	11,944,020

TOTAL ITALY		28,934,060

Luxembourg - 2.1%
Stabilus Se	79,700	3,753,980
Subsea 7 SA	1,320,000	10,819,114

TOTAL LUXEMBOURG		14,573,094

Netherlands - 7.3%
ASM International NV (Netherlands)	23,500	7,061,565
ASML Holding NV (Netherlands)	27,900	15,834,325
Heineken NV (Bearer)	87,700	8,560,488
Prosus NV	205,912	9,930,861
RHI Magnesita NV	308,942	9,191,325

TOTAL NETHERLANDS		50,578,564

Norway - 7.6%
Kongsberg Gruppen ASA	549,100	23,585,263
Schibsted ASA:
(A Shares)	114,799	2,392,283
(B Shares)	245,500	4,719,090
TGS ASA	1,410,283	21,756,113
Volue A/S (b)	114,300	487,460

TOTAL NORWAY		52,940,209

Spain - 1.0%
Aena SME SA (a)(b)	51,500	7,308,340
Sweden - 13.8%
Alfa Laval AB (c)	443,700	12,350,955
ASSA ABLOY AB (B Shares)	500,000	12,636,072
Ericsson (B Shares)	815,200	6,503,034
Haypp Group (b)	491,497	1,627,787
HEXPOL AB (B Shares) (c)	1,405,300	12,066,140
Kry International AB (d)(e)	406	143,055
Sandvik AB (c)	257,600	4,875,933
Stillfront Group AB (b)(c)	3,316,430	6,697,870
Swedbank AB (A Shares)	1,098,700	17,380,601
Swedish Match Co. AB (c)	2,132,000	16,980,913
VNV Global AB (b)	1,239,513	5,169,255
VNV Global AB warrants 8/10/23 (b)	338,136	52,553

TOTAL SWEDEN		96,484,168

Switzerland - 11.4%
Compagnie Financiere Richemont SA Series A	53,050	6,163,918
Nestle SA (Reg. S)	293,750	37,921,389
Roche Holding AG (participation certificate)	94,940	35,205,086

TOTAL SWITZERLAND		79,290,393

United Kingdom - 23.2%
AstraZeneca PLC (United Kingdom)	243,300	32,466,253
Baltic Classifieds Group PLC	2,506,179	4,106,706
Clarkson PLC	382,900	17,629,633
Close Brothers Group PLC	400,531	5,553,729
Compass Group PLC	150,000	3,165,278
Diageo PLC	393,500	19,631,258
Electrocomponents PLC	160,000	2,088,397
FDM Group Holdings PLC	275,189	3,472,922
Future PLC	85,000	2,327,998
Harbour Energy PLC	407,400	2,554,806
Impax Asset Management Group PLC	500,000	5,407,360
JD Sports Fashion PLC	755,500	1,244,819
Jet2 PLC (b)	226,200	3,473,750
Mondi PLC	632,639	11,884,734
Prudential PLC	1,416,774	17,636,640
Prudential PLC (Hong Kong)	101,100	1,256,999
Rightmove PLC	952,200	7,319,655
Sabre Insurance Group PLC (a)	3,691,822	9,672,260
WH Smith PLC (b)	610,700	10,987,269

TOTAL UNITED KINGDOM		161,880,466

United States of America - 1.2%
Autoliv, Inc. (depositary receipt) (c)	116,900	8,611,106
TOTAL COMMON STOCKS
(Cost $705,622,102)		687,617,225

Preferred Stocks - 0.2%
Convertible Preferred Stocks - 0.1%
Estonia - 0.1%
Bolt Technology OU Series E (d)(e)	3,852	934,644
Nonconvertible Preferred Stocks - 0.1%
Sweden - 0.1%
Kry International AB Series E (d)(e)	2,345	826,268
TOTAL PREFERRED STOCKS
(Cost $2,072,807)		1,760,912

Money Market Funds - 8.5%
Fidelity Cash Central Fund 0.32% (f)	2,834,514	2,835,081
Fidelity Securities Lending Cash Central Fund 0.32% (f)(g)	56,098,899	56,104,509
TOTAL MONEY MARKET FUNDS
(Cost $58,939,590)		58,939,590
TOTAL INVESTMENT IN SECURITIES - 107.4%
(Cost $766,634,499)		748,317,727
NET OTHER ASSETS (LIABILITIES) - (7.4)%		(51,692,496)
NET ASSETS - 100%		$696,625,231

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $56,362,729 or 8.1% of net assets.

 (b) Non-income producing

 (c) Security or a portion of the security is on loan at period end.

 (d) Level 3 security

 (e) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,903,967 or 0.3% of net assets.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Bolt Technology OU Series E	1/3/22	$1,000,736
Kry International AB	5/14/21	$176,328
Kry International AB Series E	5/14/21	$1,072,071

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.32%	$8,041,251	$109,314,597	$114,520,767	$3,232	$--	$--	$2,835,081	0.0%
Fidelity Securities Lending Cash Central Fund 0.32%	34,103,332	119,722,461	97,721,284	110,408	--	--	56,104,509	0.1%
Total	$42,144,583	$229,037,058	$212,242,051	$113,640	$--	$--	$58,939,590

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$27,563,602	$--	$27,563,602	$--
Consumer Discretionary	91,432,501	--	91,432,501	--
Consumer Staples	87,602,270	--	87,602,270	--
Energy	49,036,339	--	49,036,339	--
Financials	112,821,126	--	112,821,126	--
Health Care	106,813,266	--	106,813,266	--
Industrials	97,229,438	--	97,229,438	--
Information Technology	50,451,576	6,175,202	42,372,407	1,903,967
Materials	39,939,584	--	39,939,584	--
Real Estate	14,540,341	--	14,540,341	--
Utilities	11,948,094	--	11,948,094	--
Money Market Funds	58,939,590	58,939,590	--	--
Total Investments in Securities:	$748,317,727	$65,114,792	$681,298,968	$1,903,967

See accompanying notes which are an integral part of the financial statements.

Fidelity® Europe Fund

Financial Statements

Statement of Assets and Liabilities

		April 30, 2022 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $52,159,198) — See accompanying schedule: Unaffiliated issuers (cost $707,694,909)	$689,378,137
Fidelity Central Funds (cost $58,939,590)	58,939,590
Total Investment in Securities (cost $766,634,499)		$748,317,727
Foreign currency held at value (cost $61,363)		61,363
Receivable for fund shares sold		73,593
Dividends receivable		2,750,512
Reclaims receivable		3,173,672
Distributions receivable from Fidelity Central Funds		34,891
Prepaid expenses		361
Other receivables		16,898
Total assets		754,429,017
Liabilities
Payable for fund shares redeemed	$1,144,344
Accrued management fee	364,080
Distribution and service plan fees payable	10,523
Other affiliated payables	129,632
Other payables and accrued expenses	50,698
Collateral on securities loaned	56,104,509
Total liabilities		57,803,786
Net Assets		$696,625,231
Net Assets consist of:
Paid in capital		$732,486,262
Total accumulated earnings (loss)		(35,861,031)
Net Assets		$696,625,231
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($23,355,127 ÷ 733,770 shares)(a)		$31.83
Maximum offering price per share (100/94.25 of $31.83)		$33.77
Class M:
Net Asset Value and redemption price per share ($5,218,605 ÷ 163,314 shares)(a)		$31.95
Maximum offering price per share (100/96.50 of $31.95)		$33.11
Class C:
Net Asset Value and offering price per share ($3,429,739 ÷ 108,198 shares)(a)		$31.70
Europe:
Net Asset Value, offering price and redemption price per share ($638,462,502 ÷ 20,102,354 shares)		$31.76
Class I:
Net Asset Value, offering price and redemption price per share ($5,889,695 ÷ 185,476 shares)		$31.75
Class Z:
Net Asset Value, offering price and redemption price per share ($20,269,563 ÷ 640,547 shares)		$31.64

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2022 (Unaudited)
Investment Income
Dividends		$12,437,083
Foreign tax reclaims		1,079,264
Income from Fidelity Central Funds (including $110,408 from security lending)		113,640
Income before foreign taxes withheld		13,629,987
Less foreign taxes withheld		(2,198,581)
Total income		11,431,406
Expenses
Management fee
Basic fee	$2,823,821
Performance adjustment	(51,360)
Transfer agent fees	638,917
Distribution and service plan fees	71,930
Accounting fees	199,551
Custodian fees and expenses	37,013
Independent trustees' fees and expenses	1,555
Registration fees	69,309
Audit	37,982
Legal	562
Interest	106
Miscellaneous	1,922
Total expenses before reductions	3,831,308
Expense reductions	(12,137)
Total expenses after reductions		3,819,171
Net investment income (loss)		7,612,235
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(9,241,421)
Foreign currency transactions	(21,385)
Total net realized gain (loss)		(9,262,806)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(176,287,984)
Assets and liabilities in foreign currencies	(311,405)
Total change in net unrealized appreciation (depreciation)		(176,599,389)
Net gain (loss)		(185,862,195)
Net increase (decrease) in net assets resulting from operations		$(178,249,960)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2022 (Unaudited)	Year ended October 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,612,235	$12,420,980
Net realized gain (loss)	(9,262,806)	117,610,008
Change in net unrealized appreciation (depreciation)	(176,599,389)	130,739,875
Net increase (decrease) in net assets resulting from operations	(178,249,960)	260,770,863
Distributions to shareholders	(133,487,366)	(11,168,809)
Share transactions - net increase (decrease)	8,075,096	(72,286,730)
Total increase (decrease) in net assets	(303,662,230)	177,315,324
Net Assets
Beginning of period	1,000,287,461	822,972,137
End of period	$696,625,231	$1,000,287,461

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Europe Fund Class A

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$46.12	$35.37	$36.30	$37.61	$42.47	$34.17
Income from Investment Operations
Net investment income (loss)A,B	.28	.41	.19	1.41C	.34	.26
Net realized and unrealized gain (loss)	(8.47)	10.72	1.46	.82	(4.21)D	8.39
Total from investment operations	(8.19)	11.13	1.65	2.23	(3.87)	8.65
Distributions from net investment income	(.99)	(.38)	(1.50)	(.11)	(.33)	(.22)
Distributions from net realized gain	(5.12)	–	(1.08)	(3.43)	(.66)	(.13)
Total distributions	(6.10)E	(.38)	(2.58)	(3.54)	(.99)	(.35)
Redemption fees added to paid in capitalA	–	–	–	–	–	–F
Net asset value, end of period	$31.83	$46.12	$35.37	$36.30	$37.61	$42.47
Total ReturnG,H,I	(19.55)%	31.60%	4.62%	7.21%	(9.31)%D	25.61%
Ratios to Average Net AssetsB,J,K
Expenses before reductions	1.20%L	1.36%	1.34%	1.09%	1.28%	1.32%
Expenses net of fee waivers, if any	1.20%L	1.36%	1.34%	1.09%	1.28%	1.32%
Expenses net of all reductions	1.20%L	1.36%	1.33%	1.07%	1.28%	1.28%
Net investment income (loss)	1.53%L	.92%	.56%	4.02%C	.82%	.70%
Supplemental Data
Net assets, end of period (000 omitted)	$23,355	$32,148	$23,189	$20,819	$19,531	$20,925
Portfolio turnover rateM	13%L	52%	39%	45%	57%	73%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.20 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 3.44%.

 D Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.18 per share. Excluding these litigation proceeds, the total return would have been (9.74)%.

 E Total distributions per share do not sum due to rounding.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Total returns do not include the effect of the sales charges.

 J Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 L Annualized

 M Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Europe Fund Class M

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$46.18	$35.42	$36.32	$37.57	$42.47	$34.13
Income from Investment Operations
Net investment income (loss)A,B	.23	.27	.09	1.30C	.21	.15
Net realized and unrealized gain (loss)	(8.51)	10.75	1.45	.83	(4.23)D	8.41
Total from investment operations	(8.28)	11.02	1.54	2.13	(4.02)	8.56
Distributions from net investment income	(.83)	(.26)	(1.36)	–	(.23)	(.09)
Distributions from net realized gain	(5.12)	–	(1.08)	(3.38)	(.66)	(.13)
Total distributions	(5.95)	(.26)	(2.44)	(3.38)	(.88)E	(.22)
Redemption fees added to paid in capitalA	–	–	–	–	–	–F
Net asset value, end of period	$31.95	$46.18	$35.42	$36.32	$37.57	$42.47
Total ReturnG,H,I	(19.70)%	31.20%	4.30%	6.88%	(9.63)%D	25.25%
Ratios to Average Net AssetsB,J,K
Expenses before reductions	1.52%L	1.68%	1.65%	1.41%	1.61%	1.63%
Expenses net of fee waivers, if any	1.51%L	1.68%	1.65%	1.40%	1.61%	1.63%
Expenses net of all reductions	1.51%L	1.68%	1.64%	1.38%	1.61%	1.59%
Net investment income (loss)	1.22%L	.59%	.25%	3.70%C	.50%	.39%
Supplemental Data
Net assets, end of period (000 omitted)	$5,219	$6,937	$5,204	$5,782	$7,257	$8,874
Portfolio turnover rateM	13%L	52%	39%	45%	57%	73%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.20 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 3.12%.

 D Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.18 per share. Excluding these litigation proceeds, the total return would have been (10.06)%.

 E Total distributions per share do not sum due to rounding.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Total returns do not include the effect of the sales charges.

 J Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 L Annualized

 M Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Europe Fund Class C

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$45.63	$35.01	$35.87	$37.23	$42.15	$33.82
Income from Investment Operations
Net investment income (loss)A,B	.13	.04	(.09)	1.12C	.02	(.03)
Net realized and unrealized gain (loss)	(8.42)	10.64	1.45	.82	(4.18)D	8.36
Total from investment operations	(8.29)	10.68	1.36	1.94	(4.16)	8.33
Distributions from net investment income	(.52)	(.06)	(1.14)	–	(.10)	–
Distributions from net realized gain	(5.12)	–	(1.08)	(3.30)	(.66)	–
Total distributions	(5.64)	(.06)	(2.22)	(3.30)	(.76)	–
Redemption fees added to paid in capitalA	–	–	–	–	–	–E
Net asset value, end of period	$31.70	$45.63	$35.01	$35.87	$37.23	$42.15
Total ReturnF,G,H	(19.88)%	30.53%	3.81%	6.35%	(10.04)%D	24.63%
Ratios to Average Net AssetsB,I,J
Expenses before reductions	2.01%K	2.19%	2.15%	1.90%	2.06%	2.11%
Expenses net of fee waivers, if any	2.01%K	2.18%	2.15%	1.90%	2.06%	2.11%
Expenses net of all reductions	2.01%K	2.18%	2.14%	1.87%	2.06%	2.07%
Net investment income (loss)	.72%K	.09%	(.25)%	3.21%C	.04%	(.09)%
Supplemental Data
Net assets, end of period (000 omitted)	$3,430	$5,255	$5,242	$6,145	$10,060	$10,721
Portfolio turnover rateL	13%K	52%	39%	45%	57%	73%
 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.20 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 2.63%.

 D Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.18 per share. Excluding these litigation proceeds, the total return would have been (10.47)%.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the contingent deferred sales charge.

 I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 K Annualized

 L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Europe Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$46.11	$35.35	$36.28	$37.70	$42.53	$34.26
Income from Investment Operations
Net investment income (loss)A,B	.34	.54	.30	1.52C	.48	.38
Net realized and unrealized gain (loss)	(8.46)	10.71	1.46	.81	(4.24)D	8.40
Total from investment operations	(8.12)	11.25	1.76	2.33	(3.76)	8.78
Distributions from net investment income	(1.11)	(.49)	(1.61)	(.32)	(.41)	(.38)
Distributions from net realized gain	(5.12)	–	(1.08)	(3.43)	(.66)	(.13)
Total distributions	(6.23)	(.49)	(2.69)	(3.75)	(1.07)	(.51)
Redemption fees added to paid in capitalA	–	–	–	–	–	–E
Net asset value, end of period	$31.76	$46.11	$35.35	$36.28	$37.70	$42.53
Total ReturnF,G	(19.44)%	31.99%	4.95%	7.56%	(9.05)%D	26.05%
Ratios to Average Net AssetsB,H,I
Expenses before reductions	.90%J	1.06%	1.03%	.78%	.96%	1.00%
Expenses net of fee waivers, if any	.90%J	1.06%	1.03%	.77%	.96%	1.00%
Expenses net of all reductions	.90%J	1.06%	1.02%	.75%	.96%	.96%
Net investment income (loss)	1.83%J	1.21%	.86%	4.33%C	1.14%	1.02%
Supplemental Data
Net assets, end of period (000 omitted)	$638,462	$913,296	$755,125	$836,373	$941,670	$1,343,213
Portfolio turnover rateK	13%J	52%	39%	45%	57%	73%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.20 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 3.75%.

 D Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.18 per share. Excluding these litigation proceeds, the total return would have been (9.48)%.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Europe Fund Class I

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$46.07	$35.34	$36.27	$37.69	$42.53	$34.29
Income from Investment Operations
Net investment income (loss)A,B	.35	.54	.31	1.53C	.48	.39
Net realized and unrealized gain (loss)	(8.47)	10.70	1.46	.80	(4.23)D	8.38
Total from investment operations	(8.12)	11.24	1.77	2.33	(3.75)	8.77
Distributions from net investment income	(1.08)	(.51)	(1.62)	(.32)	(.43)	(.41)
Distributions from net realized gain	(5.12)	–	(1.08)	(3.43)	(.66)	(.13)
Total distributions	(6.20)	(.51)	(2.70)	(3.75)	(1.09)	(.53)E
Redemption fees added to paid in capitalA	–	–	–	–	–	–F
Net asset value, end of period	$31.75	$46.07	$35.34	$36.27	$37.69	$42.53
Total ReturnG,H	(19.45)%	31.99%	4.99%	7.58%	(9.02)%D	26.04%
Ratios to Average Net AssetsB,I,J
Expenses before reductions	.88%K	1.06%	1.00%	.75%	.95%	.98%
Expenses net of fee waivers, if any	.88%K	1.06%	1.00%	.74%	.95%	.98%
Expenses net of all reductions	.88%K	1.06%	.99%	.72%	.95%	.94%
Net investment income (loss)	1.85%K	1.22%	.90%	4.36%C	1.16%	1.04%
Supplemental Data
Net assets, end of period (000 omitted)	$5,890	$14,401	$14,733	$6,686	$7,318	$8,469
Portfolio turnover rateL	13%K	52%	39%	45%	57%	73%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.20 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 3.78%.

 D Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.18 per share. Excluding these litigation proceeds, the total return would have been (9.45)%.

 E Total distributions per share do not sum due to rounding.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 K Annualized

 L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Europe Fund Class Z

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2022	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$46.00	$35.27	$36.21	$37.69	$41.00
Income from Investment Operations
Net investment income (loss)B,C	.36	.59	.34	1.53D	.06
Net realized and unrealized gain (loss)	(8.44)	10.67	1.47	.82	(3.37)E
Total from investment operations	(8.08)	11.26	1.81	2.35	(3.31)
Distributions from net investment income	(1.17)	(.53)	(1.67)	(.41)	–
Distributions from net realized gain	(5.12)	–	(1.08)	(3.43)	–
Total distributions	(6.28)F	(.53)	(2.75)	(3.83)F	–
Net asset value, end of period	$31.64	$46.00	$35.27	$36.21	$37.69
Total ReturnG,H	(19.40)%	32.13%	5.11%	7.71%	(8.07)%E
Ratios to Average Net AssetsC,I,J
Expenses before reductions	.78%K	.95%	.91%	.65%	.91%K
Expenses net of fee waivers, if any	.78%K	.95%	.90%	.64%	.90%K
Expenses net of all reductions	.78%K	.95%	.90%	.62%	.90%K
Net investment income (loss)	1.95%K	1.33%	.99%	4.46%D	2.04%K
Supplemental Data
Net assets, end of period (000 omitted)	$20,270	$28,249	$19,479	$21,838	$104
Portfolio turnover rateL	13%K	52%	39%	45%	57%

 A For the period October 2, 2018 (commencement of sale of shares) through October 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.20 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 3.88%.

 E Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.16 per share. Excluding these litigation proceeds, the total return would have been (8.50)%.

 F Total distributions per share do not sum due to rounding.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 K Annualized

 L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2022

1. Organization.

Fidelity Europe Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Europe, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2022 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign tax reclaims. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable. The Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in foreign tax reclaims. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$95,273,781
Gross unrealized depreciation	(124,157,558)
Net unrealized appreciation (depreciation)	$(28,883,777)
Tax cost	$777,201,504

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Europe Fund	53,699,065	172,498,502

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Europe as compared to its benchmark index, the MSCI Europe Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .66% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$35,041	$626
Class M	.25%	.25%	15,570	202
Class C	.75%	.25%	21,319	2,638
			$71,930	$3,466

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$528
Class M	134
Class C(a)	10
$672

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$28,665.20
Class M	8,452.27
Class C	5,747.27
Europe	584,219.15
Class I	6,982.14
Class Z	4,852.04
	$638,917

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Europe Fund	.05

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Europe Fund	Borrower	$12,097,000.32%		$106

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Europe Fund	–	20,482,130	(3,299,495)

Other. During the period, the investment adviser reimbursed the Fund for certain losses as follows:

Amount ($)
Fidelity Europe Fund	33,953

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Europe Fund	$753

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Europe Fund	$11,592	$–	$–

8. Expense Reductions.

During the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $12,137.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2022	Year ended October 31, 2021
Fidelity Europe Fund
Distributions to shareholders
Class A	$4,275,681	$241,388
Class M	898,902	38,916
Class C	639,208	9,133
Europe	122,299,625	10,371,239
Class I	1,583,837	209,546
Class Z	3,790,113	298,587
Total	$133,487,366	$11,168,809

10. Share Transactions.

Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2022	Year ended October 31, 2021	Six months ended April 30, 2022	Year ended October 31, 2021
Fidelity Europe Fund
Class A
Shares sold	79,705	129,162	$3,019,768	$5,858,048
Reinvestment of distributions	114,063	5,827	4,203,218	239,071
Shares redeemed	(156,995)	(93,596)	(5,594,520)	(4,072,920)
Net increase (decrease)	36,773	41,393	$1,628,466	$2,024,199
Class M
Shares sold	6,646	20,932	$237,087	$948,034
Reinvestment of distributions	23,449	939	868,563	38,692
Shares redeemed	(17,009)	(18,538)	(585,287)	(834,046)
Net increase (decrease)	13,086	3,333	$520,363	$152,680
Class C
Shares sold	3,216	24,151	$112,372	$1,075,965
Reinvestment of distributions	17,238	222	634,712	9,092
Shares redeemed	(27,424)	(58,936)	(1,026,970)	(2,674,765)
Net increase (decrease)	(6,970)	(34,563)	$(279,886)	$(1,589,708)
Europe
Shares sold	800,341	2,702,281	$29,031,018	$121,751,029
Reinvestment of distributions	3,093,089	237,710	113,578,213	9,724,714
Shares redeemed	(3,597,164)	(4,496,170)	(132,782,872)	(202,195,601)
Net increase (decrease)	296,266	(1,556,179)	$9,826,359	$(70,719,858)
Class I
Shares sold	38,989	194,151	$1,585,135	$8,782,703
Reinvestment of distributions	41,688	4,920	1,530,795	201,081
Shares redeemed	(207,803)	(303,416)	(7,750,950)	(13,867,304)
Net increase (decrease)	(127,126)	(104,345)	$(4,635,020)	$(4,883,520)
Class Z
Shares sold	72,415	176,120	$2,625,972	$7,943,844
Reinvestment of distributions	99,611	7,125	3,642,775	290,498
Shares redeemed	(145,569)	(121,503)	(5,253,933)	(5,504,865)
Net increase (decrease)	26,457	61,742	$1,014,814	$2,729,477

11. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

12. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Fidelity® Japan Fund

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2022
Japan	98.5%
United States of America*	1.1%
Cayman Islands	0.4%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2022

% of fund's net assets
Stocks	99.0
Short-Term Investments and Net Other Assets (Liabilities)	1.0

Top Ten Stocks as of April 30, 2022

% of fund's net assets
Sony Group Corp. (Household Durables)	4.6
Mitsubishi UFJ Financial Group, Inc. (Banks)	4.5
Hoya Corp. (Health Care Equipment & Supplies)	3.8
ORIX Corp. (Diversified Financial Services)	3.7
Hitachi Ltd. (Industrial Conglomerates)	3.2
Toyota Motor Corp. (Automobiles)	3.0
DENSO Corp. (Auto Components)	2.8
Renesas Electronics Corp. (Semiconductors & Semiconductor Equipment)	2.8
SoftBank Group Corp. (Wireless Telecommunication Services)	2.7
INPEX Corp. (Oil, Gas & Consumable Fuels)	2.6
33.7

Market Sectors as of April 30, 2022

% of fund's net assets
Information Technology	18.6
Industrials	18.5
Consumer Discretionary	17.5
Financials	11.4
Health Care	9.9
Communication Services	6.7
Materials	6.4
Consumer Staples	5.9
Energy	2.6
Real Estate	1.5

Fidelity® Japan Fund

Schedule of Investments April 30, 2022 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
COMMUNICATION SERVICES - 6.7%
Entertainment - 1.6%
Capcom Co. Ltd.	220,000	$5,805,166
Daiichikosho Co. Ltd.	152,800	4,167,642
		9,972,808
Interactive Media & Services - 1.9%
Dip Corp.	81,700	2,663,652
Hypebeast Ltd. (a)	16,722,500	2,109,255
Z Holdings Corp.	1,944,000	7,631,830
		12,404,737
Media - 0.5%
ValueCommerce Co. Ltd.	116,800	3,413,071
Wireless Telecommunication Services - 2.7%
SoftBank Group Corp.	416,500	17,130,746

TOTAL COMMUNICATION SERVICES		42,921,362

CONSUMER DISCRETIONARY - 17.5%
Auto Components - 2.8%
DENSO Corp.	292,500	17,826,489
Automobiles - 4.9%
Isuzu Motors Ltd.	446,400	5,207,606
Suzuki Motor Corp.	225,900	6,809,781
Toyota Motor Corp.	1,108,700	18,996,145
		31,013,532
Distributors - 0.0%
Arata Corp.	12,800	353,665
Hotels, Restaurants & Leisure - 1.1%
Curves Holdings Co. Ltd.	576,700	3,380,342
Koshidaka Holdings Co. Ltd.	580,500	3,464,339
		6,844,681
Household Durables - 5.7%
Open House Group Co. Ltd.	172,000	6,655,481
Sony Group Corp.	341,000	29,428,671
		36,084,152
Internet & Direct Marketing Retail - 0.9%
ZOZO, Inc.	271,200	5,678,249
Leisure Products - 0.8%
Roland Corp.	147,700	5,097,113
Multiline Retail - 0.7%
Pan Pacific International Holdings Ltd.	293,200	4,489,879
Specialty Retail - 0.6%
Hikari Tsushin, Inc.	17,900	2,095,969
Nitori Holdings Co. Ltd.	20,100	2,067,875
		4,163,844

TOTAL CONSUMER DISCRETIONARY		111,551,604

CONSUMER STAPLES - 5.9%
Food & Staples Retailing - 3.9%
Nishimoto Co. Ltd.	137,900	2,961,787
Seven & i Holdings Co. Ltd.	327,100	14,463,355
Sugi Holdings Co. Ltd.	50,700	2,173,027
Tsuruha Holdings, Inc.	49,900	2,550,291
Welcia Holdings Co. Ltd.	142,300	2,917,017
		25,065,477
Food Products - 0.7%
S Foods, Inc.	180,700	4,203,956
Personal Products - 1.3%
Kose Corp.	30,000	3,079,831
Shiseido Co. Ltd.	104,200	4,925,685
		8,005,516

TOTAL CONSUMER STAPLES		37,274,949

ENERGY - 2.6%
Oil, Gas & Consumable Fuels - 2.6%
INPEX Corp.	1,402,500	16,687,189
FINANCIALS - 11.4%
Banks - 4.5%
Mitsubishi UFJ Financial Group, Inc.	4,896,400	28,464,617
Capital Markets - 0.5%
SBI Holdings, Inc. Japan	155,200	3,471,377
Diversified Financial Services - 3.7%
ORIX Corp.	1,295,900	23,635,883
Insurance - 2.7%
Lifenet Insurance Co. (a)	454,100	1,838,272
Tokio Marine Holdings, Inc.	281,400	15,214,933
		17,053,205

TOTAL FINANCIALS		72,625,082

HEALTH CARE - 9.9%
Biotechnology - 0.3%
PeptiDream, Inc. (a)	110,100	1,775,788
Health Care Equipment & Supplies - 6.0%
Hoya Corp.	242,400	24,056,294
Olympus Corp.	812,400	14,299,156
		38,355,450
Health Care Technology - 0.1%
Medlive Technology Co. Ltd. (b)	637,500	744,088
Pharmaceuticals - 3.5%
Astellas Pharma, Inc.	596,300	9,079,095
Daiichi Sankyo Kabushiki Kaisha	520,100	13,095,554
		22,174,649

TOTAL HEALTH CARE		63,049,975

INDUSTRIALS - 18.5%
Aerospace & Defense - 0.1%
Space Exploration Technologies Corp. Class A (a)(c)(d)	4,000	224,000
Building Products - 1.7%
Daikin Industries Ltd.	50,400	7,702,012
Toto Ltd.	97,800	3,295,743
		10,997,755
Commercial Services & Supplies - 0.0%
Photosynth, Inc. (a)	63,300	158,720
Construction & Engineering - 0.5%
JTOWER, Inc. (a)(e)	69,600	3,270,752
Electrical Equipment - 1.4%
Nidec Corp.	134,900	8,721,165
Industrial Conglomerates - 3.2%
Hitachi Ltd.	433,700	20,568,859
Machinery - 3.7%
Kitz Corp.	491,200	2,496,926
Minebea Mitsumi, Inc.	372,100	7,139,173
Misumi Group, Inc.	390,960	9,803,058
Nabtesco Corp.	189,900	4,331,165
		23,770,322
Professional Services - 6.6%
Funai Soken Holdings, Inc.	272,000	4,561,498
Outsourcing, Inc.	424,900	4,213,952
Persol Holdings Co. Ltd.	735,400	14,590,068
Recruit Holdings Co. Ltd.	251,200	9,113,941
SMS Co., Ltd.	241,900	5,677,081
TechnoPro Holdings, Inc.	146,200	3,723,435
		41,879,975
Trading Companies & Distributors - 1.3%
Itochu Corp.	280,000	8,450,675

TOTAL INDUSTRIALS		118,042,223

INFORMATION TECHNOLOGY - 18.6%
Electronic Equipment & Components - 4.0%
Dexerials Corp.	323,300	7,089,113
Iriso Electronics Co. Ltd. (e)	106,200	2,481,583
Murata Manufacturing Co. Ltd.	180,300	10,747,232
TDK Corp.	160,200	4,948,854
		25,266,782
IT Services - 7.9%
Digital Hearts Holdings Co. Ltd.	307,692	4,010,414
DTS Corp.	168,300	3,692,730
ExaWizards, Inc. (a)	102,600	528,959
Finatext Holdings Ltd. (a)	36,700	169,351
Fujitsu Ltd.	106,000	16,021,811
GMO Internet, Inc.	270,900	5,413,987
Nomura Research Institute Ltd.	113,700	3,215,029
NSD Co. Ltd.	316,700	5,621,854
Pole To Win Holdings, Inc.	359,000	2,739,645
Techmatrix Corp.	289,600	4,468,445
TIS, Inc.	209,400	4,702,991
		50,585,216
Semiconductors & Semiconductor Equipment - 4.8%
Furuya Metal Co. Ltd.	5,200	370,247
Renesas Electronics Corp. (a)	1,645,500	17,570,597
ROHM Co. Ltd.	71,700	5,009,024
Sumco Corp.	549,700	7,916,597
		30,866,465
Software - 0.9%
Appier Group, Inc. (a)(e)	76,600	506,116
Money Forward, Inc. (a)	118,800	4,039,397
WingArc1st, Inc.	92,000	901,638
		5,447,151
Technology Hardware, Storage & Peripherals - 1.0%
FUJIFILM Holdings Corp.	114,400	6,288,712

TOTAL INFORMATION TECHNOLOGY		118,454,326

MATERIALS - 6.4%
Chemicals - 6.4%
JSR Corp.	219,200	5,952,403
Kansai Paint Co. Ltd.	282,200	3,886,438
Nippon Sanso Holdings Corp.	238,000	4,282,928
Nissan Chemical Corp.	64,500	3,407,059
NOF Corp.	90,400	3,393,117
Shin-Etsu Chemical Co. Ltd.	108,500	14,911,644
Tokyo Ohka Kogyo Co. Ltd.	87,300	4,743,558
		40,577,147
REAL ESTATE - 1.5%
Real Estate Management & Development - 1.5%
Relo Group, Inc.	428,400	6,119,519
SRE Holdings Corp. (a)	161,100	3,323,358
		9,442,877
TOTAL COMMON STOCKS
(Cost $548,651,695)		630,626,734

Money Market Funds - 0.3%
Fidelity Cash Central Fund 0.32% (f)	206,905	206,946
Fidelity Securities Lending Cash Central Fund 0.32% (f)(g)	1,431,257	1,431,400
TOTAL MONEY MARKET FUNDS
(Cost $1,638,346)		1,638,346
TOTAL INVESTMENT IN SECURITIES - 99.3%
(Cost $550,290,041)		632,265,080
NET OTHER ASSETS (LIABILITIES) - 0.7%		4,764,624
NET ASSETS - 100%		$637,029,704

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $744,088 or 0.1% of net assets.

 (c) Level 3 security

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $224,000 or 0.0% of net assets.

 (e) Security or a portion of the security is on loan at period end.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Space Exploration Technologies Corp. Class A	2/16/21	$167,996

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.32%	$864,828	$16,217,082	$16,874,964	$315	$--	$--	$206,946	0.0%
Fidelity Securities Lending Cash Central Fund 0.32%	388,125	53,999,270	52,955,995	12,889	--	--	1,431,400	0.0%
Total	$1,252,953	$70,216,352	$69,830,959	$13,204	$--	$--	$1,638,346

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$42,921,362	$--	$42,921,362	$--
Consumer Discretionary	111,551,604	--	111,551,604	--
Consumer Staples	37,274,949	--	37,274,949	--
Energy	16,687,189	--	16,687,189	--
Financials	72,625,082	--	72,625,082	--
Health Care	63,049,975	--	63,049,975	--
Industrials	118,042,223	--	117,818,223	224,000
Information Technology	118,454,326	--	118,454,326	--
Materials	40,577,147	--	40,577,147	--
Real Estate	9,442,877	--	9,442,877	--
Money Market Funds	1,638,346	1,638,346	--	--
Total Investments in Securities:	$632,265,080	$1,638,346	$630,402,734	$224,000

See accompanying notes which are an integral part of the financial statements.

Fidelity® Japan Fund

Financial Statements

Statement of Assets and Liabilities

		April 30, 2022 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $1,353,578) — See accompanying schedule: Unaffiliated issuers (cost $548,651,695)	$630,626,734
Fidelity Central Funds (cost $1,638,346)	1,638,346
Total Investment in Securities (cost $550,290,041)		$632,265,080
Foreign currency held at value (cost $1,553,622)		1,538,030
Receivable for investments sold		664,849
Receivable for fund shares sold		33,606
Dividends receivable		4,825,669
Distributions receivable from Fidelity Central Funds		2,634
Prepaid expenses		252
Other receivables		21,388
Total assets		639,351,508
Liabilities
Payable to custodian bank	$21,175
Payable for fund shares redeemed	260,340
Accrued management fee	481,269
Distribution and service plan fees payable	6,982
Other affiliated payables	76,932
Other payables and accrued expenses	43,706
Collateral on securities loaned	1,431,400
Total liabilities		2,321,804
Net Assets		$637,029,704
Net Assets consist of:
Paid in capital		$565,807,753
Total accumulated earnings (loss)		71,221,951
Net Assets		$637,029,704
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($14,719,152 ÷ 1,004,158 shares)(a)		$14.66
Maximum offering price per share (100/94.25 of $14.66)		$15.55
Class M:
Net Asset Value and redemption price per share ($2,734,637 ÷ 187,375 shares)(a)		$14.59
Maximum offering price per share (100/96.50 of $14.59)		$15.12
Class C:
Net Asset Value and offering price per share ($2,914,484 ÷ 202,134 shares)(a)		$14.42
Japan:
Net Asset Value, offering price and redemption price per share ($128,407,342 ÷ 8,715,525 shares)		$14.73
Class I:
Net Asset Value, offering price and redemption price per share ($33,413,811 ÷ 2,250,501 shares)		$14.85
Class Z:
Net Asset Value, offering price and redemption price per share ($454,840,278 ÷ 30,985,387 shares)		$14.68

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2022 (Unaudited)
Investment Income
Dividends		$7,090,777
Income from Fidelity Central Funds (including $12,889 from security lending)		13,204
Income before foreign taxes withheld		7,103,981
Less foreign taxes withheld		(709,218)
Total income		6,394,763
Expenses
Management fee
Basic fee	$2,551,511
Performance adjustment	743,114
Transfer agent fees	320,760
Distribution and service plan fees	50,321
Accounting fees	182,788
Custodian fees and expenses	11,900
Independent trustees' fees and expenses	1,332
Registration fees	67,018
Audit	31,511
Legal	505
Miscellaneous	1,498
Total expenses before reductions	3,962,258
Expense reductions	(11,275)
Total expenses after reductions		3,950,983
Net investment income (loss)		2,443,780
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	3,333,161
Foreign currency transactions	(313,780)
Total net realized gain (loss)		3,019,381
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(184,837,609)
Assets and liabilities in foreign currencies	(215,019)
Total change in net unrealized appreciation (depreciation)		(185,052,628)
Net gain (loss)		(182,033,247)
Net increase (decrease) in net assets resulting from operations		$(179,589,467)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2022 (Unaudited)	Year ended October 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,443,780	$3,430,610
Net realized gain (loss)	3,019,381	71,989,055
Change in net unrealized appreciation (depreciation)	(185,052,628)	93,205,875
Net increase (decrease) in net assets resulting from operations	(179,589,467)	168,625,540
Distributions to shareholders	(85,697,627)	(16,940,687)
Share transactions - net increase (decrease)	70,934,968	(103,038,998)
Total increase (decrease) in net assets	(194,352,126)	48,645,855
Net Assets
Beginning of period	831,381,830	782,735,975
End of period	$637,029,704	$831,381,830

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Japan Fund Class A

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$20.90	$17.50	$15.80	$14.15	$15.08	$12.59
Income from Investment Operations
Net investment income (loss)A,B	.02	.02	.05	.07	.03	.06
Net realized and unrealized gain (loss)	(4.16)	3.71	1.81	1.58	(.85)	2.52
Total from investment operations	(4.14)	3.73	1.86	1.65	(.82)	2.58
Distributions from net investment income	(.55)	(.07)	(.07)	–	(.08)	(.06)
Distributions from net realized gain	(1.55)	(.25)	(.09)	–	(.04)	(.03)
Total distributions	(2.10)	(.33)C	(.16)	–	(.11)D	(.09)
Redemption fees added to paid in capitalA	–	–	–	–	–D	–D
Net asset value, end of period	$14.66	$20.90	$17.50	$15.80	$14.15	$15.08
Total ReturnE,F,G	(21.92)%	21.42%	11.85%	11.66%	(5.48)%	20.70%
Ratios to Average Net AssetsB,H,I
Expenses before reductions	1.41%J	1.38%	1.37%	1.33%	1.33%	1.11%
Expenses net of fee waivers, if any	1.41%J	1.38%	1.37%	1.32%	1.33%	1.11%
Expenses net of all reductions	1.41%J	1.38%	1.37%	1.32%	1.32%	1.11%
Net investment income (loss)	.28%J	.08%	.35%	.51%	.17%	.45%
Supplemental Data
Net assets, end of period (000 omitted)	$14,719	$20,357	$16,181	$16,069	$14,587	$16,155
Portfolio turnover rateK	31%J	31%	22%	27%	40%	23%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total distributions per share do not sum due to rounding.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Japan Fund Class M

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$20.76	$17.40	$15.71	$14.11	$15.06	$12.57
Income from Investment Operations
Net investment income (loss)A,B	–	(.05)	.01	.03	(.03)	.01
Net realized and unrealized gain (loss)	(4.16)	3.69	1.80	1.57	(.84)	2.52
Total from investment operations	(4.16)	3.64	1.81	1.60	(.87)	2.53
Distributions from net investment income	(.46)	(.02)	(.03)	–	(.05)	(.01)
Distributions from net realized gain	(1.55)	(.25)	(.09)	–	(.04)	(.03)
Total distributions	(2.01)	(.28)C	(.12)	–	(.08)C	(.04)
Redemption fees added to paid in capitalA	–	–	–	–	–D	–D
Net asset value, end of period	$14.59	$20.76	$17.40	$15.71	$14.11	$15.06
Total ReturnE,F,G	(22.07)%	21.00%	11.55%	11.34%	(5.81)%	20.24%
Ratios to Average Net AssetsB,H,I
Expenses before reductions	1.73%J	1.70%	1.67%	1.64%	1.67%	1.46%
Expenses net of fee waivers, if any	1.72%J	1.70%	1.67%	1.64%	1.67%	1.46%
Expenses net of all reductions	1.72%J	1.70%	1.67%	1.63%	1.66%	1.46%
Net investment income (loss)	(.03)%J	(.23)%	.04%	.19%	(.17)%	.10%
Supplemental Data
Net assets, end of period (000 omitted)	$2,735	$3,919	$3,728	$3,945	$3,993	$4,464
Portfolio turnover rateK	31%J	31%	22%	27%	40%	23%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total distributions per share do not sum due to rounding.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Japan Fund Class C

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$20.43	$17.17	$15.49	$13.97	$14.92	$12.44
Income from Investment Operations
Net investment income (loss)A,B	(.04)	(.12)	(.05)	(.02)	(.08)	(.03)
Net realized and unrealized gain (loss)	(4.10)	3.63	1.77	1.54	(.83)	2.51
Total from investment operations	(4.14)	3.51	1.72	1.52	(.91)	2.48
Distributions from net investment income	(.33)	(.01)	–	–	–C	–
Distributions from net realized gain	(1.55)	(.25)	(.04)	–	(.04)	–
Total distributions	(1.87)D	(.25)D	(.04)	–	(.04)	–
Redemption fees added to paid in capitalA	–	–	–	–	–C	–C
Net asset value, end of period	$14.42	$20.43	$17.17	$15.49	$13.97	$14.92
Total ReturnE,F,G	(22.19)%	20.54%	11.09%	10.88%	(6.13)%	19.94%
Ratios to Average Net AssetsB,H,I
Expenses before reductions	2.13%J	2.09%	2.06%	2.01%	2.04%	1.81%
Expenses net of fee waivers, if any	2.12%J	2.09%	2.05%	2.00%	2.03%	1.81%
Expenses net of all reductions	2.12%J	2.09%	2.05%	2.00%	2.03%	1.81%
Net investment income (loss)	(.43)%J	(.63)%	(.34)%	(.17)%	(.53)%	(.25)%
Supplemental Data
Net assets, end of period (000 omitted)	$2,914	$4,778	$6,167	$8,829	$12,586	$13,542
Portfolio turnover rateK	31%J	31%	22%	27%	40%	23%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Amount represents less than $.005 per share.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Japan Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$21.01	$17.58	$15.86	$14.20	$15.13	$12.64
Income from Investment Operations
Net investment income (loss)A,B	.05	.08	.10	.12	.07	.10
Net realized and unrealized gain (loss)	(4.19)	3.72	1.81	1.59	(.86)	2.54
Total from investment operations	(4.14)	3.80	1.91	1.71	(.79)	2.64
Distributions from net investment income	(.59)	(.11)	(.11)	(.05)	(.11)	(.11)
Distributions from net realized gain	(1.55)	(.25)	(.09)	–	(.04)	(.03)
Total distributions	(2.14)	(.37)C	(.19)C	(.05)	(.14)C	(.15)C
Redemption fees added to paid in capitalA	–	–	–	–	–D	–D
Net asset value, end of period	$14.73	$21.01	$17.58	$15.86	$14.20	$15.13
Total ReturnE,F	(21.83)%	21.75%	12.16%	12.10%	(5.28)%	21.13%
Ratios to Average Net AssetsB,G,H
Expenses before reductions	1.15%I	1.09%	1.06%	1.01%	1.05%	.82%
Expenses net of fee waivers, if any	1.14%I	1.09%	1.06%	1.01%	1.05%	.82%
Expenses net of all reductions	1.14%I	1.09%	1.06%	1.00%	1.04%	.82%
Net investment income (loss)	.54%I	.37%	.65%	.82%	.45%	.74%
Supplemental Data
Net assets, end of period (000 omitted)	$128,407	$167,954	$274,433	$401,344	$297,644	$247,372
Portfolio turnover rateJ	31%I	31%	22%	27%	40%	23%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total distributions per share do not sum due to rounding.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Japan Fund Class I

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$20.97	$17.56	$15.85	$14.18	$15.12	$12.62
Income from Investment Operations
Net investment income (loss)A,B	.05	.09	.11	.13	.08	.11
Net realized and unrealized gain (loss)	(4.21)	3.71	1.81	1.58	(.85)	2.53
Total from investment operations	(4.16)	3.80	1.92	1.71	(.77)	2.64
Distributions from net investment income	(.41)	(.14)	(.12)	(.04)	(.14)	(.11)
Distributions from net realized gain	(1.55)	(.25)	(.09)	–	(.04)	(.03)
Total distributions	(1.96)	(.39)	(.21)	(.04)	(.17)C	(.14)
Redemption fees added to paid in capitalA	–	–	–	–	–D	–D
Net asset value, end of period	$14.85	$20.97	$17.56	$15.85	$14.18	$15.12
Total ReturnE,F	(21.78)%	21.80%	12.20%	12.12%	(5.18)%	21.22%
Ratios to Average Net AssetsB,G,H
Expenses before reductions	1.12%I	1.04%	1.01%	.96%	.98%	.76%
Expenses net of fee waivers, if any	1.11%I	1.04%	1.01%	.96%	.98%	.76%
Expenses net of all reductions	1.11%I	1.04%	1.00%	.95%	.97%	.76%
Net investment income (loss)	.58%I	.43%	.71%	.87%	.52%	.80%
Supplemental Data
Net assets, end of period (000 omitted)	$33,414	$48,887	$473,859	$319,164	$192,555	$175,816
Portfolio turnover rateJ	31%I	31%	22%	27%	40%	23%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total distributions per share do not sum due to rounding.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Japan Fund Class Z

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2022	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$20.98	$17.56	$15.84	$14.19	$15.77
Income from Investment Operations
Net investment income (loss)B,C	.06	.10	.13	.14	(.01)
Net realized and unrealized gain (loss)	(4.17)	3.72	1.81	1.57	(1.57)
Total from investment operations	(4.11)	3.82	1.94	1.71	(1.58)
Distributions from net investment income	(.64)	(.15)	(.13)	(.06)	–
Distributions from net realized gain	(1.55)	(.25)	(.09)	–	–
Total distributions	(2.19)	(.40)	(.22)	(.06)	–
Net asset value, end of period	$14.68	$20.98	$17.56	$15.84	$14.19
Total ReturnD,E	(21.77)%	21.93%	12.36%	12.14%	(10.02)%
Ratios to Average Net AssetsC,F,G
Expenses before reductions	.99%H	.96%	.92%	.87%	.96%H
Expenses net of fee waivers, if any	.99%H	.96%	.92%	.87%	.96%H
Expenses net of all reductions	.99%H	.96%	.92%	.86%	.95%H
Net investment income (loss)	.70%H	.51%	.79%	.96%	(.73)%H
Supplemental Data
Net assets, end of period (000 omitted)	$454,840	$585,487	$8,368	$8,136	$90
Portfolio turnover rateI	31%H	31%	22%	27%	40%

 A For the period October 2, 2018 (commencement of sale of shares) through October 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2022

1. Organization.

Fidelity Japan Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Japan, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2022 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$124,533,113
Gross unrealized depreciation	(57,505,551)
Net unrealized appreciation (depreciation)	$67,027,562
Tax cost	$565,237,518

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Japan Fund	115,356,284	125,618,706

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Japan as compared to its benchmark index, the TOPIX, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .87% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$22,147	$191
Class M	.25%	.25%	8,438	93
Class C	.75%	.25%	19,736	1,438
			$50,321	$1,722

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$629
Class M	125
Class C(a)	12
$766

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$18,762.21
Class M	4,678.28
Class C	3,518.18
Japan	152,942.20
Class I	34,758.17
Class Z	106,102.04
	$320,760

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Japan Fund	.05

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Japan Fund	1,484,433	–	–

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Japan Fund	$655

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Japan Fund	$1,367	$–	$–

8. Expense Reductions.

During the period the investment adviser or an affiliate reimbursed and/or waived portion of fund-level operating expenses in the amount of $11,275.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2022	Year ended October 31, 2021
Fidelity Japan Fund
Distributions to shareholders
Class A	$2,019,337	$301,297
Class M	368,577	59,666
Class C	426,706	88,885
Japan	17,143,088	5,699,772
Class I	4,520,940	10,435,841
Class Z	61,218,979	355,226
Total	$85,697,627	$16,940,687

10. Share Transactions.

Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2022	Year ended October 31, 2021	Six months ended April 30, 2022	Year ended October 31, 2021
Fidelity Japan Fund
Class A
Shares sold	49,329	153,664	$838,265	$3,103,256
Reinvestment of distributions	100,623	14,280	1,865,544	278,154
Shares redeemed	(119,911)	(118,485)	(2,143,930)	(2,389,970)
Net increase (decrease)	30,041	49,459	$559,879	$991,440
Class M
Shares sold	2,966	10,618	$50,625	$211,739
Reinvestment of distributions	19,910	3,057	368,140	59,335
Shares redeemed	(24,263)	(39,212)	(437,452)	(790,428)
Net increase (decrease)	(1,387)	(25,537)	$(18,687)	$(519,354)
Class C
Shares sold	7,577	24,156	$124,679	$477,051
Reinvestment of distributions	23,330	4,602	426,706	88,168
Shares redeemed	(62,629)	(154,075)	(1,061,475)	(3,034,739)
Net increase (decrease)	(31,722)	(125,317)	$(510,090)	$(2,469,520)
Japan
Shares sold	1,138,685	2,408,580	$20,629,375	$49,198,476
Reinvestment of distributions	867,250	283,747	16,148,203	5,534,758
Shares redeemed	(1,283,618)	(10,310,246)	(22,577,909)	(210,756,266)
Net increase (decrease)	722,317	(7,617,919)	$14,199,669	$(156,023,032)
Class I
Shares sold	306,503	2,369,303	$5,888,293	$47,361,499
Reinvestment of distributions	176,445	525,949	3,310,112	10,230,732
Shares redeemed	(563,187)	(27,546,527)	(10,216,530)	(558,674,882)
Net increase (decrease)	(80,239)	(24,651,275)	$(1,018,125)	$(501,082,651)
Class Z
Shares sold	336,389	27,576,717	$6,459,240	$558,908,335
Reinvestment of distributions	3,263,046	17,033	60,496,866	348,274
Shares redeemed	(525,826)	(158,582)	(9,233,784)	(3,192,490)
Net increase (decrease)	3,073,609	27,435,168	$57,722,322	$556,064,119

11. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

Strategic Advisers Fidelity International Fund
Fidelity Japan Fund	60%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
Fidelity Japan Fund	69%

12. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Fidelity® Japan Smaller Companies Fund

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2022
Japan	91.8%
United States of America*	8.2%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2022

% of fund's net assets
Stocks	91.8
Short-Term Investments and Net Other Assets (Liabilities)	8.2

Top Ten Stocks as of April 30, 2022

% of fund's net assets
T&D Holdings, Inc. (Insurance)	2.6
Tokio Marine Holdings, Inc. (Insurance)	2.5
Mitsubishi UFJ Financial Group, Inc. (Banks)	2.4
ORIX Corp. (Diversified Financial Services)	2.3
Renesas Electronics Corp. (Semiconductors & Semiconductor Equipment)	2.1
Amano Corp. (Electronic Equipment & Components)	2.1
AIT Corp. (Air Freight & Logistics)	2.1
Central Automotive Products Ltd. (Distributors)	2.0
Roland Corp. (Leisure Products)	2.0
Dip Corp. (Interactive Media & Services)	1.8
21.9

Market Sectors as of April 30, 2022

% of fund's net assets
Industrials	21.7
Consumer Discretionary	18.7
Information Technology	17.1
Financials	10.1
Materials	6.4
Communication Services	5.9
Health Care	3.4
Consumer Staples	3.3
Utilities	2.7
Energy	2.5

Fidelity® Japan Smaller Companies Fund

Schedule of Investments April 30, 2022 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.8%
	Shares	Value
COMMUNICATION SERVICES - 5.9%
Entertainment - 2.6%
Capcom Co. Ltd.	197,600	$5,214,095
Daiichikosho Co. Ltd.	197,500	5,386,841
		10,600,936
Interactive Media & Services - 3.3%
Dip Corp.	227,000	7,400,844
Z Holdings Corp.	1,477,200	5,799,249
		13,200,093

TOTAL COMMUNICATION SERVICES		23,801,029

CONSUMER DISCRETIONARY - 18.7%
Auto Components - 2.7%
DENSO Corp.	109,600	6,679,601
Shoei Co. Ltd.	114,200	4,236,746
		10,916,347
Automobiles - 3.1%
Isuzu Motors Ltd.	608,700	7,100,962
Suzuki Motor Corp.	180,300	5,435,164
		12,536,126
Distributors - 2.8%
Central Automotive Products Ltd.	502,600	8,090,085
PALTAC Corp.	86,700	3,160,043
		11,250,128
Hotels, Restaurants & Leisure - 2.7%
Curves Holdings Co. Ltd.	882,000	5,169,866
Fast Fitness Japan, Inc.	76,416	1,072,491
Koshidaka Holdings Co. Ltd.	817,000	4,875,736
		11,118,093
Household Durables - 1.0%
Open House Group Co. Ltd.	103,500	4,004,897
Leisure Products - 2.0%
Roland Corp.	229,000	7,902,768
Specialty Retail - 4.4%
Arcland Sakamoto Co. Ltd.	506,600	6,064,038
Fuji Corp.	681,200	5,869,255
Nitori Holdings Co. Ltd.	32,300	3,323,003
Workman Co. Ltd.	73,000	2,492,598
		17,748,894

TOTAL CONSUMER DISCRETIONARY		75,477,253

CONSUMER STAPLES - 3.3%
Food & Staples Retailing - 0.7%
Jm Holdings Co. Ltd.	227,100	2,841,913
Food Products - 2.6%
Kotobuki Spirits Co. Ltd.	112,300	5,911,146
S Foods, Inc.	202,700	4,715,782
		10,626,928

TOTAL CONSUMER STAPLES		13,468,841

ENERGY - 2.5%
Oil, Gas & Consumable Fuels - 2.5%
INPEX Corp.	425,700	5,065,053
San-Ai Obbli Co. Ltd.	654,200	4,802,521
		9,867,574
FINANCIALS - 10.1%
Banks - 2.4%
Mitsubishi UFJ Financial Group, Inc.	1,642,700	9,549,634
Diversified Financial Services - 2.3%
ORIX Corp.	520,900	9,500,680
Insurance - 5.4%
Lifenet Insurance Co. (a)	322,000	1,303,509
T&D Holdings, Inc.	805,600	10,352,316
Tokio Marine Holdings, Inc.	187,600	10,143,289
		21,799,114

TOTAL FINANCIALS		40,849,428

HEALTH CARE - 3.4%
Health Care Equipment & Supplies - 2.0%
JEOL Ltd.	95,800	4,302,242
Medikit Co. Ltd.	203,800	3,623,906
		7,926,148
Health Care Providers & Services - 1.4%
As One Corp.	107,000	5,680,951

TOTAL HEALTH CARE		13,607,099

INDUSTRIALS - 21.7%
Air Freight & Logistics - 3.0%
AIT Corp.	703,220	8,553,710
SG Holdings Co. Ltd.	204,500	3,603,838
		12,157,548
Commercial Services & Supplies - 1.0%
Aeon Delight Co. Ltd.	95,500	2,041,210
Park24 Co. Ltd. (a)	144,700	2,060,602
		4,101,812
Electrical Equipment - 1.0%
Mitsubishi Electric Corp.	366,000	3,833,591
Machinery - 3.6%
CKD Corp.	231,400	2,996,564
Kito Corp.	360,100	4,677,142
Minebea Mitsumi, Inc.	224,100	4,299,620
Nitto Kohki Co. Ltd.	204,400	2,367,838
		14,341,164
Marine - 1.7%
Nippon Concept Corp.	637,700	6,693,941
Professional Services - 4.5%
Funai Soken Holdings, Inc.	371,480	6,229,799
Persol Holdings Co. Ltd.	354,500	7,033,151
Yamada Consulting Group Co. Ltd.	543,900	4,991,689
		18,254,639
Trading Companies & Distributors - 6.1%
Hanwa Co. Ltd.	159,950	3,909,752
Inaba Denki Sangyo Co. Ltd.	325,791	6,389,555
Itochu Corp.	167,800	5,064,369
Mitani Shoji Co. Ltd.	373,325	4,744,740
Tsubakimoto Kogyo Co. Ltd.	18,300	498,959
Yuasa Trading Co. Ltd.	182,300	4,067,392
		24,674,767
Transportation Infrastructure - 0.8%
Kamigumi Co. Ltd.	197,000	3,344,844

TOTAL INDUSTRIALS		87,402,306

INFORMATION TECHNOLOGY - 17.1%
Electronic Equipment & Components - 4.5%
Amano Corp.	447,900	8,622,609
Dexerials Corp.	252,500	5,536,656
Maruwa Ceramic Co. Ltd.	35,000	4,080,861
		18,240,126
IT Services - 7.7%
Argo Graphics, Inc.	200,000	4,747,389
GMO Internet, Inc.	253,400	5,064,247
Nomura Research Institute Ltd.	206,600	5,841,909
NSD Co. Ltd.	244,700	4,343,757
TIS, Inc.	267,800	6,014,618
TKC Corp.	193,000	5,069,535
		31,081,455
Semiconductors & Semiconductor Equipment - 3.1%
Renesas Electronics Corp. (a)	811,600	8,666,239
Sumco Corp.	274,057	3,946,878
		12,613,117
Software - 0.8%
Money Forward, Inc. (a)	92,400	3,141,753
Technology Hardware, Storage & Peripherals - 1.0%
Elecom Co. Ltd.	331,000	3,969,122

TOTAL INFORMATION TECHNOLOGY		69,045,573

MATERIALS - 6.4%
Chemicals - 2.6%
C. Uyemura & Co. Ltd.	140,300	6,485,036
Showa Denko K.K.	150,000	2,918,755
SK Kaken Co. Ltd.	4,100	1,099,584
		10,503,375
Construction Materials - 0.3%
Maeda Kosen Co. Ltd.	57,400	1,312,356
Metals & Mining - 3.5%
Dowa Holdings Co. Ltd.	166,000	7,061,747
Yamato Kogyo Co. Ltd.	217,800	7,029,107
		14,090,854

TOTAL MATERIALS		25,906,585

UTILITIES - 2.7%
Electric Utilities - 1.4%
Kansai Electric Power Co., Inc.	643,400	5,640,045
Gas Utilities - 1.3%
Nippon Gas Co. Ltd.	359,000	5,094,339

TOTAL UTILITIES		10,734,384

TOTAL COMMON STOCKS
(Cost $307,537,738)		370,160,072

Money Market Funds - 3.8%
Fidelity Cash Central Fund 0.32% (b)
(Cost $15,158,639)	15,155,608	15,158,639
TOTAL INVESTMENT IN SECURITIES - 95.6%
(Cost $322,696,377)		385,318,711
NET OTHER ASSETS (LIABILITIES) - 4.4%		17,658,077
NET ASSETS - 100%		$402,976,788

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.32%	$8,479,088	$33,971,141	$27,291,590	$10,901	$--	$--	$15,158,639	0.0%
Fidelity Securities Lending Cash Central Fund 0.32%	--	24,811,929	24,811,929	6,721	--	--	--	0.0%
Total	$8,479,088	$58,783,070	$52,103,519	$17,622	$--	$--	$15,158,639

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$23,801,029	$--	$23,801,029	$--
Consumer Discretionary	75,477,253	--	75,477,253	--
Consumer Staples	13,468,841	--	13,468,841	--
Energy	9,867,574	--	9,867,574	--
Financials	40,849,428	--	40,849,428	--
Health Care	13,607,099	--	13,607,099	--
Industrials	87,402,306	--	87,402,306	--
Information Technology	69,045,573	--	69,045,573	--
Materials	25,906,585	--	25,906,585	--
Utilities	10,734,384	--	10,734,384	--
Money Market Funds	15,158,639	15,158,639	--	--
Total Investments in Securities:	$385,318,711	$15,158,639	$370,160,072	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity® Japan Smaller Companies Fund

Financial Statements

Statement of Assets and Liabilities

		April 30, 2022 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $307,537,738)	$370,160,072
Fidelity Central Funds (cost $15,158,639)	15,158,639
Total Investment in Securities (cost $322,696,377)		$385,318,711
Foreign currency held at value (cost $15,547)		15,680
Receivable for investments sold		14,953,611
Receivable for fund shares sold		54,463
Dividends receivable		4,648,790
Distributions receivable from Fidelity Central Funds		5,963
Prepaid expenses		166
Total assets		404,997,384
Liabilities
Payable for investments purchased	$1,430,146
Payable for fund shares redeemed	246,634
Accrued management fee	232,276
Other affiliated payables	74,441
Other payables and accrued expenses	37,099
Total liabilities		2,020,596
Net Assets		$402,976,788
Net Assets consist of:
Paid in capital		$377,122,403
Total accumulated earnings (loss)		25,854,385
Net Assets		$402,976,788
Net Asset Value, offering price and redemption price per share ($402,976,788 ÷ 30,466,279 shares)		$13.23

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2022 (Unaudited)
Investment Income
Dividends		$6,331,842
Income from Fidelity Central Funds (including $6,721 from security lending)		17,622
Income before foreign taxes withheld		6,349,464
Less foreign taxes withheld		(633,184)
Total income		5,716,280
Expenses
Management fee	$1,557,525
Transfer agent fees	347,757
Accounting fees	119,634
Custodian fees and expenses	17,206
Independent trustees' fees and expenses	816
Registration fees	12,048
Audit	27,175
Legal	302
Miscellaneous	986
Total expenses before reductions	2,083,449
Expense reductions	(6,881)
Total expenses after reductions		2,076,568
Net investment income (loss)		3,639,712
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(12,194,592)
Foreign currency transactions	(23,166)
Total net realized gain (loss)		(12,217,758)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(75,894,175)
Assets and liabilities in foreign currencies	(219,420)
Total change in net unrealized appreciation (depreciation)		(76,113,595)
Net gain (loss)		(88,331,353)
Net increase (decrease) in net assets resulting from operations		$(84,691,641)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2022 (Unaudited)	Year ended October 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,639,712	$5,886,477
Net realized gain (loss)	(12,217,758)	47,202,531
Change in net unrealized appreciation (depreciation)	(76,113,595)	(4,677,746)
Net increase (decrease) in net assets resulting from operations	(84,691,641)	48,411,262
Distributions to shareholders	(52,717,138)	(8,873,375)
Share transactions
Proceeds from sales of shares	6,131,157	21,598,620
Reinvestment of distributions	51,177,635	8,615,238
Cost of shares redeemed	(18,137,276)	(92,311,202)
Net increase (decrease) in net assets resulting from share transactions	39,171,516	(62,097,344)
Total increase (decrease) in net assets	(98,237,263)	(22,559,457)
Net Assets
Beginning of period	501,214,051	523,773,508
End of period	$402,976,788	$501,214,051
Other Information
Shares
Sold	415,530	1,209,402
Issued in reinvestment of distributions	3,289,051	494,277
Redeemed	(1,208,939)	(5,203,304)
Net increase (decrease)	2,495,642	(3,499,625)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Japan Smaller Companies Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$17.92	$16.64	$17.60	$17.12	$18.84	$15.66
Income from Investment Operations
Net investment income (loss)A,B	.12	.20	.16	.22	.18	.17
Net realized and unrealized gain (loss)	(2.92)	1.36	.11	1.10	(1.00)	3.42
Total from investment operations	(2.80)	1.56	.27	1.32	(.82)	3.59
Distributions from net investment income	(.51)	(.19)	(.23)	(.11)	(.16)	(.17)
Distributions from net realized gain	(1.38)	(.10)	(1.00)	(.73)	(.74)	(.25)
Total distributions	(1.89)	(.28)C	(1.23)	(.84)	(.90)	(.41)C
Redemption fees added to paid in capitalA	–	–	–	–	–D	–D
Net asset value, end of period	$13.23	$17.92	$16.64	$17.60	$17.12	$18.84
Total ReturnE,F	(17.19)%	9.44%	1.31%	8.22%	(4.71)%	23.68%
Ratios to Average Net AssetsB,G,H
Expenses before reductions	.90%I	.91%	.92%	.93%	.94%	.95%
Expenses net of fee waivers, if any	.90%I	.91%	.92%	.93%	.93%	.95%
Expenses net of all reductions	.90%I	.91%	.92%	.93%	.93%	.94%
Net investment income (loss)	1.58%I	1.13%	1.02%	1.31%	.95%	1.04%
Supplemental Data
Net assets, end of period (000 omitted)	$402,977	$501,214	$523,774	$685,651	$715,402	$764,052
Portfolio turnover rateJ	27%I	23%	20%	16%	17%	20%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total distributions per share do not sum due to rounding.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2022

1. Organization.

Fidelity Japan Smaller Companies Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2022 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$69,794,985
Gross unrealized depreciation	(26,383,420)
Net unrealized appreciation (depreciation)	$43,411,565
Tax cost	$341,907,146

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Japan Smaller Companies Fund	60,498,973	92,729,682

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .67% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .15% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Japan Smaller Companies Fund	.05

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Japan Smaller Companies Fund	2,243,743	16,281,432	(1,806,976)

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Japan Smaller Companies Fund	$401

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Japan Smaller Companies Fund	$726	$–	$–

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $1.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses in the amount of $6,880.

9. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

Strategic Advisers International Fund
Fidelity Japan Smaller Companies Fund	26%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
Fidelity Japan Smaller Companies Fund	59%

10. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Fidelity® Latin America Fund

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2022
Brazil	45.8%
Mexico	23.6%
United States of America*	11.3%
Chile	5.2%
Panama	3.9%
Canada	3.4%
United Kingdom	2.7%
Cayman Islands	2.3%
Sweden	1.8%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2022

% of fund's net assets
Stocks	99.6
Short-Term Investments and Net Other Assets (Liabilities)	0.4

Top Ten Stocks as of April 30, 2022

% of fund's net assets
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.) (Brazil, Oil, Gas & Consumable Fuels)	10.3
Genomma Lab Internacional SA de CV (Mexico, Pharmaceuticals)	9.2
Hypera SA (Brazil, Pharmaceuticals)	6.6
Qualitas Controladora S.A.B. de CV (Mexico, Insurance)	5.4
Afya Ltd. (United States of America, Diversified Consumer Services)	5.2
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR (Chile, Chemicals)	5.2
Atacadao SA (Brazil, Food & Staples Retailing)	5.0
Grupo Mexico SA de CV Series B (Mexico, Metals & Mining)	4.9
Suzano Papel e Celulose SA (Brazil, Paper & Forest Products)	4.8
Intercorp Financial Services, Inc. (Panama, Banks)	3.9
60.5

Market Sectors as of April 30, 2022

% of fund's net assets
Financials	24.1
Health Care	22.0
Materials	18.3
Energy	10.3
Consumer Discretionary	8.1
Consumer Staples	7.7
Industrials	5.5
Utilities	3.6

Market Sectors may include more than one industry category.
The Fund may invest up to 35% of its total assets in any industry that represents more than 20% of the Latin American market. As of April 30, 2022, the Fund did not have more than 25% of its total assets invested in any one industry.

Fidelity® Latin America Fund

Schedule of Investments April 30, 2022 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 85.5%
	Shares	Value
Brazil - 31.7%
Atacadao SA	3,812,702	$15,863,283
Blau Farmaceutica SA	1,446,609	7,285,786
CM Hospitalar SA	1,549,891	4,608,339
Compania de Locacao das Americas	1,415,324	6,744,614
Equatorial Energia SA	2,187,063	11,342,407
Hapvida Participacoes e Investimentos SA (a)	4,207,407	7,463,457
Hypera SA	2,721,735	20,600,395
Suzano Papel e Celulose SA	1,501,349	15,065,266
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	3,918,885	10,827,773

TOTAL BRAZIL		99,801,320

Canada - 3.4%
First Quantum Minerals Ltd.	370,675	10,626,988
Cayman Islands - 2.3%
XP, Inc. Class A (b)	299,586	7,372,811
Chile - 5.2%
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR (c)	220,413	16,266,479
Mexico - 23.6%
Banco del Bajio SA (a)	4,221,353	10,423,834
Genomma Lab Internacional SA de CV	27,398,469	28,853,213
Grupo Mexico SA de CV Series B	3,306,880	15,479,047
Qualitas Controladora S.A.B. de CV	3,144,648	16,951,034
Unifin Financiera S.A.B. de CV	2,740,831	2,422,982

TOTAL MEXICO		74,130,110

Panama - 3.9%
Intercorp Financial Services, Inc. (c)	448,354	12,253,515
Sweden - 1.8%
VEF AB (b)	14,010,796	5,580,316
United Kingdom - 2.7%
British American Tobacco PLC (United Kingdom)	204,691	8,579,079
United States of America - 10.9%
Afya Ltd. (b)(c)	1,086,198	16,412,452
FirstCash Holdings, Inc.	107,755	8,596,694
Vasta Platform Ltd. (b)(c)	1,725,714	9,163,541

TOTAL UNITED STATES OF AMERICA		34,172,687

TOTAL COMMON STOCKS
(Cost $250,344,990)		268,783,305

Nonconvertible Preferred Stocks - 14.1%
Brazil - 14.1%
Itausa-Investimentos Itau SA (PN)	6,441,333	11,999,449
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.)	5,271,703	32,287,380
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $31,670,209)		44,286,829

Money Market Funds - 0.9%
Fidelity Securities Lending Cash Central Fund 0.32% (d)(e)
(Cost $2,776,246)	2,775,968	2,776,246
TOTAL INVESTMENT IN SECURITIES - 100.5%
(Cost $284,791,445)		315,846,380
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(1,588,734)
NET ASSETS - 100%		$314,257,646

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $17,887,291 or 5.7% of net assets.

 (b) Non-income producing

 (c) Security or a portion of the security is on loan at period end.

 (d) Investment made with cash collateral received from securities on loan.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.32%	$--	$39,122,803	$39,122,803	$1,594	$--	$--	$--	0.0%
Fidelity Securities Lending Cash Central Fund 0.32%	2,950,155	41,617,029	41,790,938	18,557	--	--	2,776,246	0.0%
Total	$2,950,155	$80,739,832	$80,913,741	$20,151	$--	$--	$2,776,246

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$25,575,993	$25,575,993	$--	$--
Consumer Staples	24,442,362	15,863,283	8,579,079	--
Energy	32,287,380	32,287,380	--	--
Financials	75,600,635	70,020,319	5,580,316	--
Health Care	68,811,190	68,811,190	--	--
Industrials	17,572,387	17,572,387	--	--
Materials	57,437,780	57,437,780	--	--
Utilities	11,342,407	11,342,407	--	--
Money Market Funds	2,776,246	2,776,246	--	--
Total Investments in Securities:	$315,846,380	$301,686,985	$14,159,395	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity® Latin America Fund

Financial Statements

Statement of Assets and Liabilities

		April 30, 2022 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $2,689,225) — See accompanying schedule: Unaffiliated issuers (cost $282,015,199)	$313,070,134
Fidelity Central Funds (cost $2,776,246)	2,776,246
Total Investment in Securities (cost $284,791,445)		$315,846,380
Receivable for investments sold		860,617
Receivable for fund shares sold		242,262
Dividends receivable		4,239,164
Distributions receivable from Fidelity Central Funds		1,599
Prepaid expenses		127
Other receivables		4,637
Total assets		321,194,786
Liabilities
Payable to custodian bank	$2,147,556
Payable for investments purchased	1,286,788
Payable for fund shares redeemed	400,318
Accrued management fee	191,241
Distribution and service plan fees payable	5,084
Other affiliated payables	75,074
Other payables and accrued expenses	57,412
Collateral on securities loaned	2,773,667
Total liabilities		6,937,140
Net Assets		$314,257,646
Net Assets consist of:
Paid in capital		$363,112,637
Total accumulated earnings (loss)		(48,854,991)
Net Assets		$314,257,646
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($12,623,075 ÷ 606,934 shares)(a)		$20.80
Maximum offering price per share (100/94.25 of $20.80)		$22.07
Class M:
Net Asset Value and redemption price per share ($3,151,757 ÷ 151,273 shares)(a)		$20.83
Maximum offering price per share (100/96.50 of $20.83)		$21.59
Class C:
Net Asset Value and offering price per share ($1,024,485 ÷ 48,723 shares)(a)		$21.03
Latin America:
Net Asset Value, offering price and redemption price per share ($274,239,153 ÷ 13,213,348 shares)		$20.75
Class I:
Net Asset Value, offering price and redemption price per share ($6,110,195 ÷ 294,689 shares)		$20.73
Class Z:
Net Asset Value, offering price and redemption price per share ($17,108,981 ÷ 826,167 shares)		$20.71

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2022 (Unaudited)
Investment Income
Dividends		$10,652,396
Income from Fidelity Central Funds (including $18,557 from security lending)		20,151
Income before foreign taxes withheld		10,672,547
Less foreign taxes withheld		(507,940)
Total income		10,164,607
Expenses
Management fee	$1,013,985
Transfer agent fees	350,137
Distribution and service plan fees	25,067
Accounting fees	77,887
Custodian fees and expenses	41,823
Independent trustees' fees and expenses	517
Registration fees	42,361
Audit	33,027
Legal	179
Interest	573
Miscellaneous	717
Total expenses before reductions	1,586,273
Expense reductions	(4,392)
Total expenses after reductions		1,581,881
Net investment income (loss)		8,582,726
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(14,563,903)
Foreign currency transactions	32,591
Total net realized gain (loss)		(14,531,312)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	32,550,016
Assets and liabilities in foreign currencies	(153,679)
Total change in net unrealized appreciation (depreciation)		32,396,337
Net gain (loss)		17,865,025
Net increase (decrease) in net assets resulting from operations		$26,447,751

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2022 (Unaudited)	Year ended October 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,582,726	$3,590,554
Net realized gain (loss)	(14,531,312)	(25,363,457)
Change in net unrealized appreciation (depreciation)	32,396,337	65,409,096
Net increase (decrease) in net assets resulting from operations	26,447,751	43,636,193
Distributions to shareholders	(7,964,894)	(228,705)
Share transactions - net increase (decrease)	2,610,619	(58,067,183)
Total increase (decrease) in net assets	21,093,476	(14,659,695)
Net Assets
Beginning of period	293,164,170	307,823,865
End of period	$314,257,646	$293,164,170

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Latin America Fund Class A

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$19.37	$17.40	$28.36	$21.98	$24.93	$22.45
Income from Investment Operations
Net investment income (loss)A,B	.55	.15	.04	.69	.50	.42
Net realized and unrealized gain (loss)	1.35	1.82	(10.40)	6.11	(3.16)	2.48
Total from investment operations	1.90	1.97	(10.36)	6.80	(2.66)	2.90
Distributions from net investment income	(.47)	–C	(.60)	(.42)	(.29)	(.43)
Total distributions	(.47)	–C	(.60)	(.42)	(.29)	(.43)
Redemption fees added to paid in capitalA	–	–	–	–	–C	.01
Net asset value, end of period	$20.80	$19.37	$17.40	$28.36	$21.98	$24.93
Total ReturnD,E,F	10.16%	11.34%	(37.31)%	31.60%	(10.78)%	13.55%
Ratios to Average Net AssetsB,G,H
Expenses before reductions	1.32%I	1.33%	1.36%	1.36%	1.38%	1.39%
Expenses net of fee waivers, if any	1.32%I	1.33%	1.35%	1.36%	1.38%	1.39%
Expenses net of all reductions	1.32%I	1.33%	1.33%	1.36%	1.36%	1.38%
Net investment income (loss)	5.44%I	.70%	.18%	2.81%	2.08%	1.90%
Supplemental Data
Net assets, end of period (000 omitted)	$12,623	$10,217	$9,131	$17,953	$14,157	$17,801
Portfolio turnover rateJ	53%I	33%	54%	48%	53%	51%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Latin America Fund Class M

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$19.35	$17.44	$28.41	$22.00	$24.96	$22.47
Income from Investment Operations
Net investment income (loss)A,B	.53	.10	(.02)	.63	.43	.36
Net realized and unrealized gain (loss)	1.35	1.81	(10.42)	6.13	(3.16)	2.49
Total from investment operations	1.88	1.91	(10.44)	6.76	(2.73)	2.85
Distributions from net investment income	(.40)	–	(.53)	(.35)	(.23)	(.37)
Total distributions	(.40)	–	(.53)	(.35)	(.23)	(.37)
Redemption fees added to paid in capitalA	–	–	–	–	–C	.01
Net asset value, end of period	$20.83	$19.35	$17.44	$28.41	$22.00	$24.96
Total ReturnD,E,F	10.02%	10.95%	(37.45)%	31.26%	(11.04)%	13.24%
Ratios to Average Net AssetsB,G,H
Expenses before reductions	1.58%I	1.59%	1.62%	1.64%	1.66%	1.66%
Expenses net of fee waivers, if any	1.58%I	1.59%	1.61%	1.63%	1.66%	1.66%
Expenses net of all reductions	1.58%I	1.59%	1.59%	1.63%	1.63%	1.66%
Net investment income (loss)	5.18%I	.44%	(.09)%	2.54%	1.80%	1.62%
Supplemental Data
Net assets, end of period (000 omitted)	$3,152	$2,701	$2,912	$6,032	$5,098	$6,740
Portfolio turnover rateJ	53%I	33%	54%	48%	53%	51%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Latin America Fund Class C

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$19.45	$17.61	$28.67	$22.16	$25.12	$22.61
Income from Investment Operations
Net investment income (loss)A,B	.48	(.01)	(.13)	.51	.32	.26
Net realized and unrealized gain (loss)	1.39	1.85	(10.56)	6.21	(3.18)	2.52
Total from investment operations	1.87	1.84	(10.69)	6.72	(2.86)	2.78
Distributions from net investment income	(.29)	–	(.37)	(.21)	(.10)	(.28)
Total distributions	(.29)	–	(.37)	(.21)	(.10)	(.28)
Redemption fees added to paid in capitalA	–	–	–	–	–C	.01
Net asset value, end of period	$21.03	$19.45	$17.61	$28.67	$22.16	$25.12
Total ReturnD,E,F	9.79%	10.45%	(37.78)%	30.62%	(11.43)%	12.71%
Ratios to Average Net AssetsB,G,H
Expenses before reductions	2.06%I	2.08%	2.11%	2.12%	2.13%	2.14%
Expenses net of fee waivers, if any	2.06%I	2.08%	2.11%	2.12%	2.13%	2.14%
Expenses net of all reductions	2.06%I	2.08%	2.09%	2.12%	2.11%	2.14%
Net investment income (loss)	4.70%I	(.05)%	(.58)%	2.06%	1.33%	1.15%
Supplemental Data
Net assets, end of period (000 omitted)	$1,024	$656	$810	$3,438	$3,498	$5,094
Portfolio turnover rateJ	53%I	33%	54%	48%	53%	51%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Latin America Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$19.36	$17.36	$28.30	$21.94	$24.89	$22.41
Income from Investment Operations
Net investment income (loss)A,B	.58	.22	.10	.77	.57	.49
Net realized and unrealized gain (loss)	1.34	1.79	(10.36)	6.09	(3.15)	2.46
Total from investment operations	1.92	2.01	(10.26)	6.86	(2.58)	2.95
Distributions from net investment income	(.53)	(.01)	(.68)	(.50)	(.37)	(.48)
Total distributions	(.53)	(.01)	(.68)	(.50)	(.37)	(.48)
Redemption fees added to paid in capitalA	–	–	–	–	–C	.01
Net asset value, end of period	$20.75	$19.36	$17.36	$28.30	$21.94	$24.89
Total ReturnD,E	10.31%	11.58%	(37.13)%	32.06%	(10.50)%	13.87%
Ratios to Average Net AssetsB,F,G
Expenses before reductions	1.05%H	1.04%	1.05%	1.05%	1.07%	1.09%
Expenses net of fee waivers, if any	1.05%H	1.04%	1.05%	1.04%	1.07%	1.09%
Expenses net of all reductions	1.05%H	1.04%	1.03%	1.04%	1.05%	1.09%
Net investment income (loss)	5.71%H	.99%	.48%	3.13%	2.39%	2.19%
Supplemental Data
Net assets, end of period (000 omitted)	$274,239	$262,484	$277,942	$517,901	$445,845	$597,161
Portfolio turnover rateI	53%H	33%	54%	48%	53%	51%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Latin America Fund Class I

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$19.34	$17.34	$28.28	$21.92	$24.88	$22.40
Income from Investment Operations
Net investment income (loss)A,B	.59	.23	.12	.78	.59	.51
Net realized and unrealized gain (loss)	1.33	1.78	(10.34)	6.08	(3.15)	2.45
Total from investment operations	1.92	2.01	(10.22)	6.86	(2.56)	2.96
Distributions from net investment income	(.53)	(.01)	(.72)	(.50)	(.40)	(.49)
Total distributions	(.53)	(.01)	(.72)	(.50)	(.40)	(.49)
Redemption fees added to paid in capitalA	–	–	–	–	–C	.01
Net asset value, end of period	$20.73	$19.34	$17.34	$28.28	$21.92	$24.88
Total ReturnD,E	10.33%	11.60%	(37.07)%	32.09%	(10.44)%	13.94%
Ratios to Average Net AssetsB,F,G
Expenses before reductions	1.03%H	1.00%	.99%	1.01%	1.01%	1.01%
Expenses net of fee waivers, if any	1.03%H	1.00%	.99%	1.00%	1.01%	1.01%
Expenses net of all reductions	1.03%H	1.00%	.97%	1.00%	.98%	1.01%
Net investment income (loss)	5.73%H	1.04%	.54%	3.17%	2.45%	2.27%
Supplemental Data
Net assets, end of period (000 omitted)	$6,110	$2,768	$3,508	$7,124	$4,546	$8,600
Portfolio turnover rateI	53%H	33%	54%	48%	53%	51%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Latin America Fund Class Z

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2022	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$19.35	$17.32	$28.24	$21.92	$21.51
Income from Investment Operations
Net investment income (loss)B,C	.60	.26	.14	.85	(.01)
Net realized and unrealized gain (loss)	1.33	1.79	(10.32)	6.03	.42
Total from investment operations	1.93	2.05	(10.18)	6.88	.41
Distributions from net investment income	(.57)	(.02)	(.74)	(.56)	–
Total distributions	(.57)	(.02)	(.74)	(.56)	–
Net asset value, end of period	$20.71	$19.35	$17.32	$28.24	$21.92
Total ReturnD,E	10.44%	11.82%	(37.00)%	32.28%	1.91%
Ratios to Average Net AssetsC,F,G
Expenses before reductions	.85%H	.85%	.86%	.86%	.95%H
Expenses net of fee waivers, if any	.84%H	.85%	.86%	.86%	.95%H
Expenses net of all reductions	.84%H	.85%	.84%	.86%	.93%H
Net investment income (loss)	5.92%H	1.19%	.67%	3.31%	(.37)%H
Supplemental Data
Net assets, end of period (000 omitted)	$17,109	$14,338	$13,520	$26,605	$145
Portfolio turnover rateI	53%H	33%	54%	48%	53%

 A For the period October 2, 2018 (commencement of sale of shares) through October 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2022

1. Organization.

Fidelity Latin America Fund (the Fund) is a non-diversified fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Latin America, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2022 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$66,758,063
Gross unrealized depreciation	(37,083,357)
Net unrealized appreciation (depreciation)	$29,674,706
Tax cost	$286,171,674

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(33,670,551)
Long-term	(34,070,104)
Total capital loss carryforward	$(67,740,655)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Latin America Fund	79,717,303	79,806,661

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .67% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$14,034	$388
Class M	.25%	.25%	7,214	73
Class C	.75%	.25%	3,819	1,192
			$25,067	$1,653

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$4,028
Class M	122
Class C(a)	20
$4,170

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$14,879.27
Class M	3,964.27
Class C	976.26
Latin America	323,362.24
Class I	3,557.23
Class Z	3,399.04
	$350,137

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Latin America Fund	.05

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Latin America Fund	$383

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Latin America Fund	Borrower	$3,242,750.31%		$567

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Latin America Fund	–	1,482,898	(378,899)

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Latin America Fund	$249

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Latin America Fund	$1,954	$–	$–

8. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable" in the Statement of Assets and Liabilities, if applicable. Activity in this program during the period for which loans were outstanding was as follows:

	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Latin America Fund	$179,000.58%		$6

9. Expense Reductions.

During the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $4,392.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2022	Year ended October 31, 2021
Fidelity Latin America Fund
Distributions to shareholders
Class A	$246,821	$1,584
Class M	55,713	–
Class C	9,520	–
Latin America	7,148,489	206,329
Class I	63,267	2,224
Class Z	441,084	18,568
Total	$7,964,894	$228,705

11. Share Transactions.

Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2022	Year ended October 31, 2021	Six months ended April 30, 2022	Year ended October 31, 2021
Fidelity Latin America Fund
Class A
Shares sold	113,774	110,803	$2,428,886	$2,384,222
Reinvestment of distributions	12,985	65	236,085	1,514
Shares redeemed	(47,426)	(107,876)	(985,570)	(2,368,760)
Net increase (decrease)	79,333	2,992	$1,679,401	$16,976
Class M
Shares sold	16,756	13,216	$360,022	$293,089
Reinvestment of distributions	3,036	–	55,381	–
Shares redeemed	(8,103)	(40,671)	(161,768)	(902,364)
Net increase (decrease)	11,689	(27,455)	$253,635	$(609,275)
Class C
Shares sold	20,137	11,722	$448,517	$266,527
Reinvestment of distributions	515	–	9,515	–
Shares redeemed	(5,650)	(24,019)	(117,684)	(539,967)
Net increase (decrease)	15,002	(12,297)	$340,348	$(273,440)
Latin America
Shares sold	1,839,056	1,866,181	$38,333,017	$40,971,358
Reinvestment of distributions	354,926	7,805	6,428,926	181,543
Shares redeemed	(2,536,382)	(4,328,777)	(49,377,775)	(95,189,209)
Net increase (decrease)	(342,400)	(2,454,791)	$(4,615,832)	$(54,036,308)
Class I
Shares sold	188,053	44,698	$4,230,013	$976,766
Reinvestment of distributions	3,427	94	61,999	2,192
Shares redeemed	(39,873)	(104,070)	(776,051)	(2,256,112)
Net increase (decrease)	151,607	(59,278)	$3,515,961	$(1,277,154)
Class Z
Shares sold	457,192	714,550	$9,422,314	$14,704,788
Reinvestment of distributions	24,364	800	440,031	18,559
Shares redeemed	(396,373)	(755,012)	(8,425,239)	(16,611,329)
Net increase (decrease)	85,183	(39,662)	$1,437,106	$(1,887,982)

12. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

13. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Fidelity® Nordic Fund

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2022
Sweden	45.5%
Denmark	25.2%
Norway	10.9%
Finland	10.8%
United States of America*	6.5%
Luxembourg	1.1%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2022

% of fund's net assets
Stocks	94.8
Short-Term Investments and Net Other Assets (Liabilities)	5.2

Top Ten Stocks as of April 30, 2022

% of fund's net assets
Novo Nordisk A/S Series B (Denmark, Pharmaceuticals)	12.8
Swedbank AB (A Shares) (Sweden, Banks)	5.2
Ericsson (B Shares) (Sweden, Communications Equipment)	4.9
Sampo Oyj (A Shares) (Finland, Insurance)	4.6
Investor AB (B Shares) (Sweden, Diversified Financial Services)	4.1
ASSA ABLOY AB (B Shares) (Sweden, Building Products)	3.9
DSV A/S (Denmark, Air Freight & Logistics)	3.8
Kongsberg Gruppen ASA (Norway, Aerospace & Defense)	3.8
Swedish Match Co. AB (Sweden, Tobacco)	3.3
UPM-Kymmene Corp. (Finland, Paper & Forest Products)	3.3
49.7

Market Sectors as of April 30, 2022

% of fund's net assets
Industrials	26.1
Health Care	16.9
Financials	16.7
Information Technology	6.4
Energy	6.1
Materials	6.0
Consumer Staples	4.8
Communication Services	4.8
Utilities	3.2
Consumer Discretionary	2.7
Real Estate	1.1

Market Sectors may include more than one industry category.
The Fund may invest up to 35% of its total assets in any industry that represents more than 20% of the Nordic market. As of April 30, 2022, the Fund did not have more than 25% of its total assets invested in any one industry.

Fidelity® Nordic Fund

Schedule of Investments April 30, 2022 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.8%
	Shares	Value
Denmark - 25.2%
Carlsberg A/S Series B	36,900	$4,687,526
DSV A/S	70,500	11,558,598
GN Store Nord A/S	90,500	3,396,424
Novo Nordisk A/S Series B	341,000	38,951,164
ORSTED A/S (a)	88,888	9,833,724
Tryg A/S	359,783	8,554,606

TOTAL DENMARK		76,982,042

Finland - 10.8%
Elisa Corp. (A Shares)	110,000	6,448,354
Nanoform Finland PLC (b)	510,191	2,314,875
Olvi Oyj (A Shares)	882	29,403
Sampo Oyj (A Shares)	288,500	14,008,828
UPM-Kymmene Corp.	292,200	10,107,866

TOTAL FINLAND		32,909,326

Luxembourg - 1.1%
Subsea 7 SA	400,000	3,278,519
Norway - 10.9%
Equinor ASA	272,400	9,207,007
Kongsberg Gruppen ASA	267,200	11,476,930
Schibsted ASA (B Shares)	239,850	4,610,484
Selvaag Bolig ASA	350,000	1,653,505
TGS ASA	392,200	6,050,380
Volue A/S (b)	85,700	365,488

TOTAL NORWAY		33,363,794

Sweden - 45.5%
Addlife AB	216,842	4,791,138
Alfa Laval AB (c)	305,900	8,515,116
Alligo AB (B Shares)	184,469	2,092,552
ASSA ABLOY AB (B Shares)	475,300	12,011,850
Atlas Copco AB (B Shares)	232,100	9,186,001
Dustin Group AB (a)	407,966	2,931,360
Eltel AB (a)(b)	1,477,623	1,722,392
Ericsson (B Shares)	1,878,400	14,984,420
Haypp Group (b)	385,600	1,277,067
HEXPOL AB (B Shares) (c)	948,770	8,146,297
Instalco AB	632,100	3,901,242
Investor AB (B Shares)	644,500	12,402,052
INVISIO AB	320,000	5,671,761
John Mattson Fastighetsforetag (b)	120,731	1,880,928
Lagercrantz Group AB (B Shares)	419,253	4,267,921
Momentum Group Komponenter & Tjanster AB (b)	184,469	1,392,552
Sandvik AB (c)	422,900	8,004,784
Stillfront Group AB (b)	1,830,140	3,696,155
Surgical Science Sweden AB (b)	96,100	1,829,036
Sweco AB (B Shares)	310,000	4,375,071
Swedbank AB (A Shares)	1,001,699	15,846,119
Swedish Match Co. AB (c)	1,271,400	10,126,423
VNV Global AB warrants 8/10/23 (b)	39,073	6,073

TOTAL SWEDEN		139,058,310

United States of America - 1.3%
Autoliv, Inc. (depositary receipt) (c)	53,200	3,918,827
TOTAL COMMON STOCKS
(Cost $266,708,653)		289,510,818

Money Market Funds - 16.5%
Fidelity Cash Central Fund 0.32% (d)	13,240,954	13,243,602
Fidelity Securities Lending Cash Central Fund 0.32% (d)(e)	37,246,275	37,250,000
TOTAL MONEY MARKET FUNDS
(Cost $50,493,602)		50,493,602
TOTAL INVESTMENT IN SECURITIES - 111.3%
(Cost $317,202,255)		340,004,420
NET OTHER ASSETS (LIABILITIES) - (11.3)%		(34,599,313)
NET ASSETS - 100%		$305,405,107

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $14,487,476 or 4.7% of net assets.

 (b) Non-income producing

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.32%	$10,608,095	$34,098,702	$31,463,195	$4,467	$--	$--	$13,243,602	0.0%
Fidelity Securities Lending Cash Central Fund 0.32%	--	101,830,431	64,580,431	80,848	--	--	37,250,000	0.1%
Total	$10,608,095	$135,929,133	$96,043,626	$85,315	$--	$--	$50,493,602

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$14,754,993	$--	$14,754,993	$--
Consumer Discretionary	8,127,254	--	8,127,254	--
Consumer Staples	14,843,352	--	14,843,352	--
Energy	18,535,906	--	18,535,906	--
Financials	50,817,678	--	50,817,678	--
Health Care	51,282,637	--	51,282,637	--
Industrials	79,908,849	--	79,908,849	--
Information Technology	19,617,829	--	19,617,829	--
Materials	18,254,163	--	18,254,163	--
Real Estate	3,534,433	--	3,534,433	--
Utilities	9,833,724	--	9,833,724	--
Money Market Funds	50,493,602	50,493,602	--	--
Total Investments in Securities:	$340,004,420	$50,493,602	$289,510,818	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity® Nordic Fund

Financial Statements

Statement of Assets and Liabilities

		April 30, 2022 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $32,852,114) — See accompanying schedule: Unaffiliated issuers (cost $266,708,653)	$289,510,818
Fidelity Central Funds (cost $50,493,602)	50,493,602
Total Investment in Securities (cost $317,202,255)		$340,004,420
Foreign currency held at value (cost $407)		407
Receivable for investments sold		59,558
Receivable for fund shares sold		157,373
Dividends receivable		1,666,502
Reclaims receivable		1,053,795
Distributions receivable from Fidelity Central Funds		39,560
Prepaid expenses		133
Other receivables		29,228
Total assets		343,010,976
Liabilities
Payable for fund shares redeemed	$80,887
Accrued management fee	181,683
Other affiliated payables	57,197
Other payables and accrued expenses	36,102
Collateral on securities loaned	37,250,000
Total liabilities		37,605,869
Net Assets		$305,405,107
Net Assets consist of:
Paid in capital		$286,858,512
Total accumulated earnings (loss)		18,546,595
Net Assets		$305,405,107
Net Asset Value, offering price and redemption price per share ($305,405,107 ÷ 5,927,862 shares)		$51.52

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2022 (Unaudited)
Investment Income
Dividends		$5,246,894
Foreign tax reclaims		622,266
Interest		386
Income from Fidelity Central Funds (including $80,848 from security lending)		85,315
Income before foreign taxes withheld		5,954,861
Less foreign taxes withheld		(1,048,316)
Total income		4,906,545
Expenses
Management fee	$1,223,275
Transfer agent fees	280,366
Accounting fees	93,977
Custodian fees and expenses	14,775
Independent trustees' fees and expenses	648
Registration fees	14,244
Audit	28,276
Legal	245
Interest	209
Miscellaneous	800
Total expenses before reductions	1,656,815
Expense reductions	(5,344)
Total expenses after reductions		1,651,471
Net investment income (loss)		3,255,074
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	9,799,425
Foreign currency transactions	(15,507)
Total net realized gain (loss)		9,783,918
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(97,646,874)
Assets and liabilities in foreign currencies	(105,938)
Total change in net unrealized appreciation (depreciation)		(97,752,812)
Net gain (loss)		(87,968,894)
Net increase (decrease) in net assets resulting from operations		$(84,713,820)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2022 (Unaudited)	Year ended October 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,255,074	$5,910,725
Net realized gain (loss)	9,783,918	43,115,307
Change in net unrealized appreciation (depreciation)	(97,752,812)	67,218,282
Net increase (decrease) in net assets resulting from operations	(84,713,820)	116,244,314
Distributions to shareholders	(53,400,933)	(11,742,235)
Share transactions
Proceeds from sales of shares	16,167,600	71,976,424
Reinvestment of distributions	49,862,949	10,959,662
Cost of shares redeemed	(45,184,174)	(66,188,320)
Net increase (decrease) in net assets resulting from share transactions	20,846,375	16,747,766
Total increase (decrease) in net assets	(117,268,378)	121,249,845
Net Assets
Beginning of period	422,673,485	301,423,640
End of period	$305,405,107	$422,673,485
Other Information
Shares
Sold	271,991	1,040,902
Issued in reinvestment of distributions	819,642	175,805
Redeemed	(757,187)	(957,162)
Net increase (decrease)	334,446	259,545

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Nordic Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$75.57	$56.51	$46.69	$49.64	$54.34	$45.28
Income from Investment Operations
Net investment income (loss)A,B	.54	1.06	.15	1.50C	.47	.51
Net realized and unrealized gain (loss)	(15.02)	20.17	11.86	.15	(3.01)	9.32
Total from investment operations	(14.48)	21.23	12.01	1.65	(2.54)	9.83
Distributions from net investment income	(3.02)	(.96)	(1.60)	(.05)	(.50)	(.65)
Distributions from net realized gain	(6.56)	(1.21)	(.59)	(4.55)	(1.67)	(.12)
Total distributions	(9.57)D	(2.17)	(2.19)	(4.60)	(2.17)	(.77)
Redemption fees added to paid in capitalA	–	–	–	–	.01	–E
Net asset value, end of period	$51.52	$75.57	$56.51	$46.69	$49.64	$54.34
Total ReturnF,G	(21.07)%	38.39%	26.73%	3.96%	(4.80)%	22.14%
Ratios to Average Net AssetsB,H,I
Expenses before reductions	.91%J	.92%	.96%	.98%	.98%	.99%
Expenses net of fee waivers, if any	.91%J	.92%	.96%	.98%	.97%	.99%
Expenses net of all reductions	.91%J	.92%	.96%	.96%	.97%	.96%
Net investment income (loss)	1.79%J	1.51%	.31%	3.28%C	.89%	1.04%
Supplemental Data
Net assets, end of period (000 omitted)	$305,405	$422,673	$301,424	$261,896	$290,184	$376,747
Portfolio turnover rateK	21%J	34%	29%	34%	56%	69%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.82 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.50%.

 D Total distributions per share do not sum due to rounding.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2022

1. Organization.

Fidelity Nordic Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2022 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign tax reclaims. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$57,504,735
Gross unrealized depreciation	(42,216,304)
Net unrealized appreciation (depreciation)	$15,288,431
Tax cost	$324,715,989

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Nordic Fund	37,522,242	69,797,530

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .67% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .15% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Nordic Fund	.05

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Nordic Fund	Borrower	$3,334,143.32%		$204

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Nordic Fund	–	3,368,611	805,438

Other. During the period, the investment adviser reimbursed the Fund for certain losses as follows:

Amount ($)
Fidelity Nordic Fund	59,620

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Nordic Fund	$315

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Nordic Fund	$9,037	$–	$–

8. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable" in the Statement of Assets and Liabilities, if applicable. Activity in this program during the period for which loans were outstanding was as follows:

	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Nordic Fund	$306,000.58%		$5

9. Expense Reductions.

During the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses in the amount of $5,344.

10. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

11. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Fidelity® Pacific Basin Fund

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2022
Japan	40.4%
Cayman Islands	12.8%
Taiwan	7.9%
Korea (South)	7.4%
Australia	6.0%
China	5.7%
Hong Kong	4.8%
India	4.3%
Indonesia	3.1%
Other*	7.6%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2022

% of fund's net assets
Stocks	98.9
Short-Term Investments and Net Other Assets (Liabilities)	1.1

Top Ten Stocks as of April 30, 2022

% of fund's net assets
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	5.5
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	5.0
Tencent Holdings Ltd. (Cayman Islands, Interactive Media & Services)	4.3
United Overseas Bank Ltd. (Singapore, Banks)	2.7
AIA Group Ltd. (Hong Kong, Insurance)	2.6
DENSO Corp. (Japan, Auto Components)	2.5
Shin-Etsu Chemical Co. Ltd. (Japan, Chemicals)	2.5
Macquarie Group Ltd. (Australia, Capital Markets)	2.3
Sony Group Corp. (Japan, Household Durables)	2.3
Hang Seng Bank Ltd. (Hong Kong, Banks)	2.2
31.9

Market Sectors as of April 30, 2022

% of fund's net assets
Information Technology	25.0
Financials	19.4
Health Care	13.6
Consumer Discretionary	11.8
Industrials	9.9
Communication Services	9.7
Materials	3.7
Energy	2.6
Consumer Staples	1.5
Real Estate	1.1
Utilities	0.6

Fidelity® Pacific Basin Fund

Schedule of Investments April 30, 2022 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.8%
	Shares	Value
Australia - 6.0%
Aristocrat Leisure Ltd.	391,468	$9,082,974
BWX Ltd.	2,655,271	3,493,004
HUB24 Ltd.	369,316	6,168,127
Lynas Rare Earths Ltd. (a)	652,511	4,094,615
Macquarie Group Ltd.	130,520	18,790,062
Technology One Ltd.	889,134	6,416,208

TOTAL AUSTRALIA		48,044,990

Cayman Islands - 12.8%
Anta Sports Products Ltd.	296,000	3,401,779
Bilibili, Inc. Class Z (a)	60,100	1,463,367
China High Precision Automation Group Ltd. (a)(b)	1,875,000	2
China Metal Recycling (Holdings) Ltd. (a)(b)	2,572,200	3
Hansoh Pharmaceutical Group Co. Ltd. (c)	3,360,000	5,534,357
Hypebeast Ltd.(a)	21,817,500	2,751,902
JD.com, Inc. Class A	39,785	1,240,439
Pinduoduo, Inc. ADR (a)	166,000	7,152,940
Sea Ltd. ADR (a)	94,900	7,853,924
Shenzhou International Group Holdings Ltd.	424,700	5,762,741
Tencent Holdings Ltd.	738,900	34,820,578
Vnet Group, Inc. ADR (a)	801,900	4,787,343
Wuxi Biologics (Cayman), Inc. (a)(c)	2,077,000	15,329,956
XPeng, Inc. Class A	438,100	5,443,739
Zai Lab Ltd. (a)	1,995,500	8,131,484

TOTAL CAYMAN ISLANDS		103,674,554

China - 5.6%
Centre Testing International Group Co. Ltd. (A Shares)	1,916,909	6,295,864
Estun Automation Co. Ltd. (A Shares)	2,667,514	5,904,496
Hangzhou Tigermed Consulting Co. Ltd. (A Shares)	358,900	4,807,656
OPT Machine Vision Tech Co. Ltd. (A Shares)	115,700	2,578,962
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	130,399	6,145,466
Shenzhen YUTO Packaging Technology Co. Ltd. (A Shares)	1,471,100	5,467,276
Zhejiang Sanhua Intelligent Controls Co. Ltd. (A Shares)	2,947,804	7,394,955
ZTE Corp. (H Shares)	3,065,000	6,435,296

TOTAL CHINA		45,029,971

Hong Kong - 4.8%
AIA Group Ltd.	2,155,400	21,174,131
Hang Seng Bank Ltd.	983,800	17,418,639

TOTAL HONG KONG		38,592,770

India - 4.3%
Embassy Office Parks (REIT)	1,801,900	9,034,397
HDFC Bank Ltd.	337,032	6,034,952
Housing Development Finance Corp. Ltd.	199,784	5,757,191
Power Grid Corp. of India Ltd.	1,662,680	4,921,160
Reliance Industries Ltd.	248,475	8,991,979

TOTAL INDIA		34,739,679

Indonesia - 3.1%
PT Bank Central Asia Tbk	26,099,000	14,638,188
PT Bank Rakyat Indonesia (Persero) Tbk	30,176,775	10,054,514

TOTAL INDONESIA		24,692,702

Japan - 40.4%
Astellas Pharma, Inc.	415,800	6,330,853
Capcom Co. Ltd.	244,900	6,462,205
Daiichikosho Co. Ltd.	200,000	5,455,029
DENSO Corp.	330,600	20,148,503
Digital Hearts Holdings Co. Ltd.	193,000	2,515,534
Fujitsu Ltd.	39,200	5,925,047
Funai Soken Holdings, Inc.	257,200	4,313,299
Hitachi Ltd.	306,000	14,512,499
Hoya Corp.	148,500	14,737,458
INPEX Corp.	1,008,300	11,996,929
Iriso Electronics Co. Ltd. (d)	128,900	3,012,016
JEOL Ltd.	65,700	2,950,494
Lifenet Insurance Co. (a)	370,100	1,498,226
Minebea Mitsumi, Inc.	401,500	7,703,247
Misumi Group, Inc.	262,100	6,571,980
Money Forward, Inc. (a)	122,200	4,155,002
Murata Manufacturing Co. Ltd.	120,396	7,176,504
Nihon M&A Center Holdings, Inc.	386,100	4,754,364
Nitori Holdings Co. Ltd.	31,900	3,281,851
NSD Co. Ltd. (d)	399,200	7,086,341
Olympus Corp.	804,200	14,154,827
Open House Group Co. Ltd.	194,500	7,526,111
ORIX Corp.	917,700	16,737,904
Outsourcing, Inc.	357,900	3,549,478
Pan Pacific International Holdings Ltd.	299,500	4,586,353
Recruit Holdings Co. Ltd.	259,400	9,411,451
Renesas Electronics Corp. (a)	1,433,100	15,302,596
Shin-Etsu Chemical Co. Ltd.	145,000	19,928,003
SMS Co., Ltd.	272,600	6,397,570
SoftBank Group Corp.	325,400	13,383,781
Sony Group Corp.	213,400	18,416,651
Sugi Holdings Co. Ltd.	72,300	3,098,813
Sumco Corp.	704,300	10,143,095
TechnoPro Holdings, Inc.	167,100	4,255,718
TIS, Inc.	339,300	7,620,463
Tokio Marine Holdings, Inc.	188,100	10,170,323
Tsuruha Holdings, Inc.	101,900	5,207,908
Z Holdings Corp.	1,547,700	6,076,021
ZOZO, Inc.	450,400	9,430,248

TOTAL JAPAN		325,984,695

Korea (South) - 2.4%
Db Insurance Co. Ltd.	76,960	4,088,305
Hyundai Fire & Marine Insurance Co. Ltd.	44,312	1,136,004
SK Hynix, Inc.	165,288	14,406,853

TOTAL KOREA (SOUTH)		19,631,162

New Zealand - 2.1%
EBOS Group Ltd.	416,179	11,351,411
Ryman Healthcare Group Ltd.	928,240	5,493,574

TOTAL NEW ZEALAND		16,844,985

Singapore - 2.7%
United Overseas Bank Ltd.	1,013,100	21,686,677
Taiwan - 7.9%
eMemory Technology, Inc.	134,000	5,634,762
MediaTek, Inc.	492,000	13,571,052
Taiwan Semiconductor Manufacturing Co. Ltd.	2,454,000	44,399,697

TOTAL TAIWAN		63,605,511

United States of America - 1.7%
GI Dynamics, Inc. (a)(b)	111,225	8,860
ResMed, Inc. CDI	679,762	13,796,751
Space Exploration Technologies Corp. Class A (a)(b)(e)	5,000	280,000

TOTAL UNITED STATES OF AMERICA		14,085,611

TOTAL COMMON STOCKS
(Cost $655,936,164)		756,613,307

Preferred Stocks - 5.1%
Convertible Preferred Stocks - 0.1%
China - 0.1%
dMed Biopharmaceutical Co. Ltd. Series C (a)(b)(e)	87,773	870,708
Nonconvertible Preferred Stocks - 5.0%
Korea (South) - 5.0%
Samsung Electronics Co. Ltd.	867,100	40,436,614
TOTAL PREFERRED STOCKS
(Cost $44,455,738)		41,307,322

Money Market Funds - 1.4%
Fidelity Cash Central Fund 0.32% (f)	8,818,001	8,819,764
Fidelity Securities Lending Cash Central Fund 0.32% (f)(g)	2,005,321	2,005,522
TOTAL MONEY MARKET FUNDS
(Cost $10,825,286)		10,825,286
TOTAL INVESTMENT IN SECURITIES - 100.3%
(Cost $711,217,188)		808,745,915
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(2,425,741)
NET ASSETS - 100%		$806,320,174

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Level 3 security

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $20,864,313 or 2.6% of net assets.

 (d) Security or a portion of the security is on loan at period end.

 (e) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,150,708 or 0.1% of net assets.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
dMed Biopharmaceutical Co. Ltd. Series C	12/1/20	$1,246,653
Space Exploration Technologies Corp. Class A	2/16/21	$209,995

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.32%	$6,873,053	$143,486,546	$141,539,835	$3,425	$--	$--	$8,819,764	0.0%
Fidelity Securities Lending Cash Central Fund 0.32%	--	37,749,999	35,744,477	4,288	--	--	2,005,522	0.0%
Total	$6,873,053	$181,236,545	$177,284,312	$7,713	$--	$--	$10,825,286

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$78,266,807	$7,853,924	$70,412,883	$--
Consumer Discretionary	95,474,329	7,152,940	88,321,389	--
Consumer Staples	11,799,725	--	11,799,725	--
Energy	20,988,908	--	20,988,908	--
Financials	155,353,243	--	155,353,243	--
Health Care	109,643,855	--	108,764,287	879,568
Industrials	81,344,921	--	81,064,921	280,000
Information Technology	201,603,387	4,787,343	196,816,042	2
Materials	29,489,897	--	29,489,894	3
Real Estate	9,034,397	--	9,034,397	--
Utilities	4,921,160	--	4,921,160	--
Money Market Funds	10,825,286	10,825,286	--	--
Total Investments in Securities:	$808,745,915	$30,619,493	$776,966,849	$1,159,573

See accompanying notes which are an integral part of the financial statements.

Fidelity® Pacific Basin Fund

Financial Statements

Statement of Assets and Liabilities

		April 30, 2022 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $1,898,609) — See accompanying schedule: Unaffiliated issuers (cost $700,391,902)	$797,920,629
Fidelity Central Funds (cost $10,825,286)	10,825,286
Total Investment in Securities (cost $711,217,188)		$808,745,915
Foreign currency held at value (cost $24,585)		24,796
Receivable for investments sold		903,975
Receivable for fund shares sold		136,464
Dividends receivable		3,096,136
Distributions receivable from Fidelity Central Funds		2,769
Prepaid expenses		435
Other receivables		25,750
Total assets		812,936,240
Liabilities
Payable for investments purchased	$1,538,783
Payable for fund shares redeemed	568,527
Accrued management fee	657,241
Other affiliated payables	142,903
Deferred taxes	1,451,615
Other payables and accrued expenses	251,475
Collateral on securities loaned	2,005,522
Total liabilities		6,616,066
Net Assets		$806,320,174
Net Assets consist of:
Paid in capital		$653,449,189
Total accumulated earnings (loss)		152,870,985
Net Assets		$806,320,174
Net Asset Value, offering price and redemption price per share ($806,320,174 ÷ 26,278,431 shares)		$30.68

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2022 (Unaudited)
Investment Income
Dividends		$8,048,438
Non-Cash dividends		1,451,252
Income from Fidelity Central Funds (including $4,288 from security lending)		7,713
Income before foreign taxes withheld		9,507,403
Less foreign taxes withheld		(902,955)
Total income		8,604,448
Expenses
Management fee
Basic fee	$3,419,496
Performance adjustment	1,048,121
Transfer agent fees	697,877
Accounting fees	236,216
Custodian fees and expenses	38,924
Independent trustees' fees and expenses	1,887
Registration fees	23,697
Audit	43,061
Legal	948
Interest	1,155
Miscellaneous	2,310
Total expenses before reductions	5,513,692
Expense reductions	(14,878)
Total expenses after reductions		5,498,814
Net investment income (loss)		3,105,634
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $1,251,084)	85,123,607
Foreign currency transactions	(456,944)
Total net realized gain (loss)		84,666,663
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $1,678,406)	(344,974,709)
Assets and liabilities in foreign currencies	(314,071)
Total change in net unrealized appreciation (depreciation)		(345,288,780)
Net gain (loss)		(260,622,117)
Net increase (decrease) in net assets resulting from operations		$(257,516,483)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2022 (Unaudited)	Year ended October 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,105,634	$4,191,951
Net realized gain (loss)	84,666,663	140,649,416
Change in net unrealized appreciation (depreciation)	(345,288,780)	73,462,090
Net increase (decrease) in net assets resulting from operations	(257,516,483)	218,303,457
Distributions to shareholders	(153,392,663)	(53,433,366)
Share transactions
Proceeds from sales of shares	54,091,283	205,190,967
Reinvestment of distributions	112,623,785	41,320,240
Cost of shares redeemed	(164,211,635)	(281,328,787)
Net increase (decrease) in net assets resulting from share transactions	2,503,433	(34,817,580)
Total increase (decrease) in net assets	(408,405,713)	130,052,511
Net Assets
Beginning of period	1,214,725,887	1,084,673,376
End of period	$806,320,174	$1,214,725,887
Other Information
Shares
Sold	1,451,233	4,574,024
Issued in reinvestment of distributions	2,912,433	976,607
Redeemed	(4,434,196)	(6,211,375)
Net increase (decrease)	(70,530)	(660,744)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Pacific Basin Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$46.10	$40.16	$32.65	$29.51	$35.53	$28.82
Income from Investment Operations
Net investment income (loss)A,B	.11	.15	.16	.26	.22	.25
Net realized and unrealized gain (loss)	(9.69)	7.74	7.61	5.74	(4.69)	7.09
Total from investment operations	(9.58)	7.89	7.77	6.00	(4.47)	7.34
Distributions from net investment income	(1.19)	(.10)	(.26)	(.20)	(.23)	(.17)
Distributions from net realized gain	(4.66)	(1.85)	–	(2.67)	(1.32)	(.46)
Total distributions	(5.84)C	(1.95)	(.26)	(2.86)C	(1.55)	(.63)
Redemption fees added to paid in capitalA	–	–	–	–	–D	–D
Net asset value, end of period	$30.68	$46.10	$40.16	$32.65	$29.51	$35.53
Total ReturnE,F	(23.40)%	20.08%	23.95%	22.37%	(13.24)%	26.22%
Ratios to Average Net AssetsB,G,H
Expenses before reductions	1.09%I	1.04%	1.11%	.97%	1.07%	1.11%
Expenses net of fee waivers, if any	1.08%I	1.04%	1.11%	.97%	1.07%	1.11%
Expenses net of all reductions	1.08%I	1.04%	1.10%	.97%	1.06%	1.10%
Net investment income (loss)	.61%I	.32%	.47%	.88%	.62%	.84%
Supplemental Data
Net assets, end of period (000 omitted)	$806,320	$1,214,726	$1,084,673	$891,154	$807,632	$975,259
Portfolio turnover rateJ	32%I	40%	27%	32%	37%	36%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total distributions per share do not sum due to rounding.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2022

1. Organization.

Fidelity Pacific Basin Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2022 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Deferred taxes on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$188,429,048
Gross unrealized depreciation	(119,594,642)
Net unrealized appreciation (depreciation)	$68,834,406
Tax cost	$739,911,509

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Pacific Basin Fund	161,832,167	318,464,678

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to its benchmark index, the MSCI All Country Pacific Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .88% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .14% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Pacific Basin Fund	.05

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Pacific Basin Fund	$2,145

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Pacific Basin Fund	Borrower	$6,290,714.31%		$1,155

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Pacific Basin Fund	7,301,979	4,762,262	1,428,535

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Pacific Basin Fund	$917

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Pacific Basin Fund	$455	$–	$–

8. Expense Reductions.

During the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses in the amount of $14,878.

9. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

Strategic Advisers Fidelity International Fund
Fidelity Pacific Basin Fund	19%

10. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2021 to April 30, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2021	Ending Account Value April 30, 2022	Expenses Paid During Period-B November 1, 2021 to April 30, 2022
Fidelity Canada Fund
Class A	1.15%
Actual		$1,000.00	$1,009.60	$5.73
Hypothetical-C		$1,000.00	$1,019.09	$5.76
Class M	1.44%
Actual		$1,000.00	$1,008.20	$7.17
Hypothetical-C		$1,000.00	$1,017.65	$7.20
Class C	1.94%
Actual		$1,000.00	$1,005.70	$9.65
Hypothetical-C		$1,000.00	$1,015.17	$9.69
Canada	.83%
Actual		$1,000.00	$1,011.20	$4.14
Hypothetical-C		$1,000.00	$1,020.68	$4.16
Class I	.80%
Actual		$1,000.00	$1,011.40	$3.99
Hypothetical-C		$1,000.00	$1,020.83	$4.01
Class Z	.70%
Actual		$1,000.00	$1,011.80	$3.49
Hypothetical-C		$1,000.00	$1,021.32	$3.51
Fidelity China Region Fund
Class A	1.21%
Actual		$1,000.00	$744.70	$5.23
Hypothetical-C		$1,000.00	$1,018.79	$6.06
Class M	1.53%
Actual		$1,000.00	$743.40	$6.61
Hypothetical-C		$1,000.00	$1,017.21	$7.65
Class C	1.96%
Actual		$1,000.00	$741.90	$8.47
Hypothetical-C		$1,000.00	$1,015.08	$9.79
China Region	.92%
Actual		$1,000.00	$745.70	$3.98
Hypothetical-C		$1,000.00	$1,020.23	$4.61
Class I	.92%
Actual		$1,000.00	$745.70	$3.98
Hypothetical-C		$1,000.00	$1,020.23	$4.61
Class Z	.79%
Actual		$1,000.00	$746.00	$3.42
Hypothetical-C		$1,000.00	$1,020.88	$3.96
Fidelity Emerging Asia Fund	1.13%
Actual		$1,000.00	$645.90	$4.61
Hypothetical-C		$1,000.00	$1,019.19	$5.66
Fidelity Emerging Markets Fund
Class A	1.20%
Actual		$1,000.00	$772.00	$5.27
Hypothetical-C		$1,000.00	$1,018.84	$6.01
Class M	1.51%
Actual		$1,000.00	$770.80	$6.63
Hypothetical-C		$1,000.00	$1,017.31	$7.55
Class C	2.00%
Actual		$1,000.00	$768.80	$8.77
Hypothetical-C		$1,000.00	$1,014.88	$9.99
Emerging Markets	.89%
Actual		$1,000.00	$773.20	$3.91
Hypothetical-C		$1,000.00	$1,020.38	$4.46
Class K	.77%
Actual		$1,000.00	$773.70	$3.39
Hypothetical-C		$1,000.00	$1,020.98	$3.86
Class I	.89%
Actual		$1,000.00	$773.20	$3.91
Hypothetical-C		$1,000.00	$1,020.38	$4.46
Class Z	.77%
Actual		$1,000.00	$773.60	$3.39
Hypothetical-C		$1,000.00	$1,020.98	$3.86
Fidelity Europe Fund
Class A	1.20%
Actual		$1,000.00	$804.50	$5.37
Hypothetical-C		$1,000.00	$1,018.84	$6.01
Class M	1.51%
Actual		$1,000.00	$803.00	$6.75
Hypothetical-C		$1,000.00	$1,017.31	$7.55
Class C	2.01%
Actual		$1,000.00	$801.20	$8.98
Hypothetical-C		$1,000.00	$1,014.83	$10.04
Europe	.90%
Actual		$1,000.00	$805.60	$4.03
Hypothetical-C		$1,000.00	$1,020.33	$4.51
Class I	.88%
Actual		$1,000.00	$805.50	$3.94
Hypothetical-C		$1,000.00	$1,020.43	$4.41
Class Z	.78%
Actual		$1,000.00	$806.00	$3.49
Hypothetical-C		$1,000.00	$1,020.93	$3.91
Fidelity Japan Fund
Class A	1.41%
Actual		$1,000.00	$780.80	$6.23
Hypothetical-C		$1,000.00	$1,017.80	$7.05
Class M	1.72%
Actual		$1,000.00	$779.30	$7.59
Hypothetical-C		$1,000.00	$1,016.27	$8.60
Class C	2.12%
Actual		$1,000.00	$778.10	$9.35
Hypothetical-C		$1,000.00	$1,014.28	$10.59
Japan	1.14%
Actual		$1,000.00	$781.70	$5.04
Hypothetical-C		$1,000.00	$1,019.14	$5.71
Class I	1.11%
Actual		$1,000.00	$782.20	$4.90
Hypothetical-C		$1,000.00	$1,019.29	$5.56
Class Z	.99%
Actual		$1,000.00	$782.30	$4.37
Hypothetical-C		$1,000.00	$1,019.89	$4.96
Fidelity Japan Smaller Companies Fund	.90%
Actual		$1,000.00	$828.10	$4.08
Hypothetical-C		$1,000.00	$1,020.33	$4.51
Fidelity Latin America Fund
Class A	1.32%
Actual		$1,000.00	$1,101.60	$6.88
Hypothetical-C		$1,000.00	$1,018.25	$6.61
Class M	1.58%
Actual		$1,000.00	$1,100.20	$8.23
Hypothetical-C		$1,000.00	$1,016.96	$7.90
Class C	2.06%
Actual		$1,000.00	$1,097.90	$10.72
Hypothetical-C		$1,000.00	$1,014.58	$10.29
Latin America	1.05%
Actual		$1,000.00	$1,103.10	$5.48
Hypothetical-C		$1,000.00	$1,019.59	$5.26
Class I	1.03%
Actual		$1,000.00	$1,103.30	$5.37
Hypothetical-C		$1,000.00	$1,019.69	$5.16
Class Z	.84%
Actual		$1,000.00	$1,104.40	$4.38
Hypothetical-C		$1,000.00	$1,020.63	$4.21
Fidelity Nordic Fund	.91%
Actual		$1,000.00	$789.30	$4.04
Hypothetical-C		$1,000.00	$1,020.28	$4.56
Fidelity Pacific Basin Fund	1.08%
Actual		$1,000.00	$766.00	$4.73
Hypothetical-C		$1,000.00	$1,019.44	$5.41

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Funds have adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage each Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. Each Fund’s Board of Trustees (the Board) has designated each Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

TIF-SANN-0622
1.703611.124

Fidelity® Total International Equity Fund

Semi-Annual Report

April 30, 2022

Includes Fidelity and Fidelity Advisor share classes

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2022
Japan	11.7%
United States of America*	9.1%
Canada	7.7%
France	7.0%
United Kingdom	6.2%
Germany	5.8%
Cayman Islands	5.4%
Switzerland	5.0%
Korea (South)	4.7%
Other	37.4%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2022

% of fund's net assets
Stocks	96.4
Short-Term Investments and Net Other Assets (Liabilities)	3.6

Top Ten Stocks as of April 30, 2022

% of fund's net assets
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	2.6
Tencent Holdings Ltd. (Cayman Islands, Interactive Media & Services)	2.6
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	2.4
ASML Holding NV (Netherlands) (Netherlands, Semiconductors & Semiconductor Equipment)	1.6
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.6
Nestle SA (Reg. S) (Switzerland, Food Products)	1.6
Canadian Pacific Railway Ltd. (Canada, Road & Rail)	1.5
Linde PLC (Germany, Chemicals)	1.3
LVMH Moet Hennessy Louis Vuitton SE (France, Textiles, Apparel & Luxury Goods)	1.3
JD.com, Inc. sponsored ADR (Cayman Islands, Internet & Direct Marketing Retail)	1.3
17.8

Market Sectors as of April 30, 2022

% of fund's net assets
Financials	19.7
Industrials	15.8
Information Technology	15.8
Materials	10.7
Consumer Discretionary	10.3
Health Care	7.2
Energy	5.7
Communication Services	4.8
Consumer Staples	4.4
Real Estate	1.3
Utilities	0.7

Schedule of Investments April 30, 2022 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.8%
	Shares	Value
Australia - 2.2%
Aub Group Ltd.	1,500	$24,286
BHP Group Ltd.	47,309	1,580,851
Evolution Mining Ltd.	29,401	83,193
Imdex Ltd.	10,794	18,936
Macquarie Group Ltd.	3,932	566,063
National Australia Bank Ltd.	33,891	773,687
Steadfast Group Ltd.	9,000	32,583

TOTAL AUSTRALIA		3,079,599

Austria - 0.2%
Erste Group Bank AG	7,417	230,934
Bailiwick of Jersey - 1.2%
Experian PLC	18,128	626,039
Ferguson PLC	1,598	200,468
Glencore Xstrata PLC	128,558	792,132
Integrated Diagnostics Holdings PLC (a)	30,786	33,815

TOTAL BAILIWICK OF JERSEY		1,652,454

Belgium - 1.1%
Anheuser-Busch InBev SA NV	6,945	399,612
Azelis Group NV	6,579	162,030
KBC Ancora	1,461	59,110
KBC Group NV	6,686	454,861
UCB SA	3,821	434,343

TOTAL BELGIUM		1,509,956

Bermuda - 0.7%
Credicorp Ltd. (United States)	4,218	585,838
Shangri-La Asia Ltd. (b)	473,855	358,775

TOTAL BERMUDA		944,613

Canada - 7.7%
Barrick Gold Corp.	48,883	1,090,580
CAE, Inc. (b)	30,057	714,779
Canadian Natural Resources Ltd.	4,535	280,682
Canadian Pacific Railway Ltd.	28,207	2,063,295
Constellation Software, Inc.	591	930,156
Franco-Nevada Corp.	6,823	1,031,855
McCoy Global, Inc. (b)	7,000	5,340
Nutrien Ltd.	14,167	1,392,163
Osisko Gold Royalties Ltd.	1,835	22,583
Richelieu Hardware Ltd.	12,741	361,705
Summit Industrial Income REIT	33,183	525,390
Suncor Energy, Inc.	21,867	786,065
The Toronto-Dominion Bank	21,532	1,555,252

TOTAL CANADA		10,759,845

Cayman Islands - 5.4%
Alibaba Group Holding Ltd. sponsored ADR (b)	8,658	840,605
Chlitina Holding Ltd.	5,200	32,619
JD.com, Inc.:
Class A	656	20,453
sponsored ADR	28,904	1,782,221
Li Ning Co. Ltd.	55,616	433,481
Meituan Class B (a)(b)	42,082	901,666
Tencent Holdings Ltd.	77,371	3,646,099

TOTAL CAYMAN ISLANDS		7,657,144

China - 4.3%
China Life Insurance Co. Ltd. (H Shares)	631,869	918,215
China Merchants Bank Co. Ltd. (H Shares)	127,487	768,396
Guangzhou Automobile Group Co. Ltd. (H Shares)	744,102	630,921
Haier Smart Home Co. Ltd. (A Shares)	366,100	1,419,748
Industrial & Commercial Bank of China Ltd. (H Shares)	2,018,615	1,216,835
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	13,200	622,092
Zhejiang Sanhua Intelligent Controls Co. Ltd. (A Shares)	184,500	462,843

TOTAL CHINA		6,039,050

Denmark - 0.5%
Netcompany Group A/S (a)(b)	664	36,927
ORSTED A/S (a)	1,388	153,555
SimCorp A/S	643	45,014
Spar Nord Bank A/S	3,351	42,546
Vestas Wind Systems A/S	16,432	419,033

TOTAL DENMARK		697,075

Finland - 0.5%
Kone OYJ (B Shares)	4,124	198,272
Musti Group OYJ	1,762	41,457
Sampo Oyj (A Shares)	10,615	515,437

TOTAL FINLAND		755,166

France - 7.0%
Air Liquide SA	4,115	711,930
ALTEN	635	85,222
AXA SA	26,892	711,429
BNP Paribas SA	14,277	740,282
Capgemini SA	1,292	263,024
Edenred SA	7,119	357,532
Laurent-Perrier Group SA	406	38,440
Lectra	5,280	218,896
Legrand SA	7,003	620,565
LISI	2,090	47,252
LVMH Moet Hennessy Louis Vuitton SE	2,801	1,812,626
Safran SA	5,422	582,314
Sanofi SA	12,248	1,294,552
Teleperformance	781	280,310
TotalEnergies SE	27,922	1,371,053
Vetoquinol SA	545	70,968
VINCI SA	4,454	432,189
Vivendi SA (c)	21,665	248,835

TOTAL FRANCE		9,887,419

Germany - 5.5%
Bayer AG	7,578	499,171
CompuGroup Medical AG	521	27,849
CTS Eventim AG (b)	3,020	207,281
Deutsche Borse AG	3,164	550,835
Deutsche Post AG	9,634	411,588
Hannover Reuck SE	2,565	398,680
HeidelbergCement AG	2,906	167,407
Linde PLC	5,844	1,832,898
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	957	227,901
Nexus AG	1,420	69,249
Rheinmetall AG	2,479	558,826
RWE AG	10,555	438,237
SAP SE	4,633	469,536
Scout24 AG (a)	774	48,954
Siemens AG	7,336	901,998
Vonovia SE	21,679	863,713

TOTAL GERMANY		7,674,123

Greece - 0.5%
National Bank of Greece SA (b)	190,178	754,337
Hong Kong - 1.8%
AIA Group Ltd.	129,428	1,271,470
China Resources Beer Holdings Co. Ltd.	144,618	849,463
Hong Kong Exchanges and Clearing Ltd.	11,400	483,576

TOTAL HONG KONG		2,604,509

Hungary - 0.6%
Richter Gedeon PLC	40,703	811,820
India - 3.5%
Axis Bank Ltd. (b)	45,324	426,732
Embassy Office Parks (REIT)	11,900	59,664
Housing Development Finance Corp. Ltd.	27,454	791,144
Indian Energy Exchange Ltd. (a)	14,019	38,819
Infosys Ltd. sponsored ADR	28,815	572,554
Kotak Mahindra Bank Ltd. (b)	7,771	179,993
Larsen & Toubro Ltd.	27,276	598,735
Reliance Industries Ltd.	1,800	65,140
Reliance Industries Ltd. sponsored GDR (a)	8,391	600,040
Shree Cement Ltd.	1,552	521,561
Solar Industries India Ltd.	16,620	594,460
Voltas Ltd.	25,787	422,117

TOTAL INDIA		4,870,959

Indonesia - 0.9%
PT Bank Mandiri (Persero) Tbk	830,717	510,089
PT Bank Rakyat Indonesia (Persero) Tbk	588,408	196,050
PT United Tractors Tbk	300,107	626,233

TOTAL INDONESIA		1,332,372

Ireland - 1.0%
Cairn Homes PLC	23,012	27,730
CRH PLC	11,910	470,741
CRH PLC sponsored ADR	16,363	647,648
Irish Residential Properties REIT PLC	17,809	27,359
Ryanair Holdings PLC sponsored ADR (b)	3,182	277,852

TOTAL IRELAND		1,451,330

Israel - 0.1%
Ituran Location & Control Ltd.	2,926	65,659
Maytronics Ltd.	2,128	38,048
Strauss Group Ltd.	1,589	42,592
Tel Aviv Stock Exchange Ltd.	8,200	38,925

TOTAL ISRAEL		185,224

Italy - 1.3%
Assicurazioni Generali SpA	16,383	310,181
Enel SpA	67,046	435,993
Interpump Group SpA	7,048	284,949
Mediobanca SpA	37,486	375,717
Prada SpA	60,200	374,573

TOTAL ITALY		1,781,413

Japan - 11.7%
Ai Holdings Corp.	1,400	18,380
Aoki Super Co. Ltd.	1,000	22,008
Artnature, Inc.	2,900	16,538
Aucnet, Inc.	2,000	23,528
Azbil Corp.	23,200	704,400
Broadleaf Co. Ltd.	15,300	43,231
Central Automotive Products Ltd.	1,000	16,096
Curves Holdings Co. Ltd.	12,300	72,097
Daiichikosho Co. Ltd.	2,500	68,188
Daikokutenbussan Co. Ltd.	500	18,402
DENSO Corp.	6,379	388,770
Digital Hearts Holdings Co. Ltd.	3,200	41,708
FANUC Corp.	3,300	505,653
Fujitec Co. Ltd.	1,200	25,862
Fujitsu Ltd.	2,031	306,984
Funai Soken Holdings, Inc.	2,150	36,056
Goldcrest Co. Ltd.	4,060	52,805
Hitachi Ltd.	10,843	514,245
Hoya Corp.	11,415	1,132,849
Ibiden Co. Ltd.	3,414	127,588
Idemitsu Kosan Co. Ltd.	7,716	203,356
Itochu Corp.	16,063	484,797
JEOL Ltd.	2,300	103,290
Keyence Corp.	2,884	1,159,380
Kobayashi Pharmaceutical Co. Ltd.	1,000	68,195
Koshidaka Holdings Co. Ltd.	9,700	57,888
Kusuri No Aoki Holdings Co. Ltd.	700	31,013
Lasertec Corp.	4,150	554,446
Medikit Co. Ltd.	1,700	30,229
Minebea Mitsumi, Inc.	15,302	293,587
Miroku Jyoho Service Co., Ltd.	2,100	21,324
Misumi Group, Inc.	23,300	584,232
Mitsubishi Estate Co. Ltd.	9,821	143,058
Mitsubishi UFJ Financial Group, Inc.	112,889	656,266
Mitsuboshi Belting Ltd.	1,700	26,040
Mitsui Fudosan Co. Ltd.	7,046	149,331
Nabtesco Corp.	2,000	45,615
Nagaileben Co. Ltd.	4,100	61,047
Nihon Parkerizing Co. Ltd.	11,900	84,170
NS Tool Co. Ltd.	3,600	39,954
NSD Co. Ltd.	2,800	49,704
OBIC Co. Ltd.	2,659	392,839
ORIX Corp.	25,108	457,944
OSG Corp.	12,280	154,267
Paramount Bed Holdings Co. Ltd.	1,800	29,979
Pole To Win Holdings, Inc.	1,800	13,736
ProNexus, Inc.	2,800	22,820
Recruit Holdings Co. Ltd.	31,986	1,160,504
Renesas Electronics Corp. (b)	20,990	224,131
San-Ai Obbli Co. Ltd.	4,600	33,769
Shin-Etsu Chemical Co. Ltd.	3,727	512,218
Shiseido Co. Ltd.	3,069	145,076
SHO-BOND Holdings Co. Ltd.	8,080	339,603
Shoei Co. Ltd.	3,500	129,848
SK Kaken Co. Ltd.	220	59,002
SoftBank Group Corp.	6,988	287,418
Software Service, Inc.	500	22,384
Sony Group Corp.	4,207	363,069
Sumitomo Mitsui Financial Group, Inc.	14,018	423,539
Suzuki Motor Corp.	8,247	248,607
Techno Medica Co. Ltd.	500	5,987
The Monogatari Corp.	620	25,854
TIS, Inc.	1,800	40,427
Tocalo Co. Ltd.	2,800	27,957
Tokio Marine Holdings, Inc.	9,242	499,703
Tokyo Electron Ltd.	291	122,786
Toyota Motor Corp.	75,115	1,286,999
USS Co. Ltd.	19,700	327,967
Welcia Holdings Co. Ltd.	1,400	28,699
YAKUODO Holdings Co. Ltd.	1,400	19,416

TOTAL JAPAN		16,388,858

Kenya - 0.2%
Safaricom Ltd.	807,839	235,097
Korea (South) - 4.7%
BGF Retail Co. Ltd.	271	38,558
Hyundai Motor Co.	3,710	535,413
Korea Aerospace Industries Ltd.	14,748	505,802
Korea Zinc Co. Ltd.	921	418,236
LG Innotek Co. Ltd.	2,387	644,240
POSCO	2,764	627,739
Samsung Electronics Co. Ltd.	63,454	3,363,707
Shinhan Financial Group Co. Ltd.	14,129	466,934

TOTAL KOREA (SOUTH)		6,600,629

Luxembourg - 0.3%
ArcelorMittal SA (Netherlands)	12,775	372,490
Stabilus Se	542	25,529

TOTAL LUXEMBOURG		398,019

Mexico - 1.1%
Fomento Economico Mexicano S.A.B. de CV unit	85,968	646,408
Grupo Financiero Banorte S.A.B. de CV Series O	62,737	414,148
Wal-Mart de Mexico SA de CV Series V	125,918	445,262

TOTAL MEXICO		1,505,818

Netherlands - 3.5%
Aalberts Industries NV	6,979	339,126
AerCap Holdings NV (b)	2,939	137,281
Airbus Group NV	9,643	1,055,638
ASML Holding NV (Netherlands)	4,075	2,312,719
IMCD NV	2,279	362,868
NN Group NV	9,153	448,329
Universal Music Group NV	12,214	283,443
Yandex NV Series A (b)(d)	15,421	52,892

TOTAL NETHERLANDS		4,992,296

New Zealand - 0.1%
Auckland International Airport Ltd. (b)	26,494	133,080
Norway - 0.3%
Adevinta ASA Class B (b)	13,339	103,049
Kongsberg Gruppen ASA	2,576	110,646
Medistim ASA	1,067	28,691
Schibsted ASA (B Shares)	7,553	145,187
Volue A/S (b)	5,000	21,324

TOTAL NORWAY		408,897

Russia - 0.0%
LUKOIL PJSC sponsored ADR (d)	15,040	4,255
Sberbank of Russia sponsored ADR (d)	62,556	1,114

TOTAL RUSSIA		5,369

Singapore - 0.5%
United Overseas Bank Ltd.	30,454	651,906
South Africa - 0.5%
Clicks Group Ltd.	8,313	162,303
Impala Platinum Holdings Ltd.	36,925	477,640
Thungela Resources Ltd.	2,059	34,920

TOTAL SOUTH AFRICA		674,863

Spain - 1.5%
Amadeus IT Holding SA Class A (b)	15,323	960,184
Banco Santander SA (Spain)	187,104	546,783
Cellnex Telecom SA (a)	10,443	486,751
Fluidra SA	2,496	67,552
Unicaja Banco SA (a)	80,602	75,926

TOTAL SPAIN		2,137,196

Sweden - 2.7%
Addlife AB	4,584	101,284
AddTech AB (B Shares)	16,260	286,833
ASSA ABLOY AB (B Shares)	38,334	968,782
Atlas Copco AB (A Shares)	20,437	926,550
Epiroc AB (A Shares)	23,785	482,195
Hemnet Group AB	3,334	41,591
Investor AB (B Shares)	23,271	447,802
INVISIO AB	2,197	38,940
John Mattson Fastighetsforetag (b)	2,449	38,154
Lagercrantz Group AB (B Shares)	24,643	250,861
Sandvik AB	11,978	226,723

TOTAL SWEDEN		3,809,715

Switzerland - 5.0%
Nestle SA (Reg. S)	17,334	2,237,717
Novartis AG	5,117	452,186
Roche Holding AG (participation certificate)	6,152	2,281,248
Schindler Holding AG:
(participation certificate)	810	155,622
(Reg.)	107	20,541
Swiss Life Holding AG	514	300,544
Tecan Group AG	224	67,316
UBS Group AG	40,379	679,982
Zurich Insurance Group Ltd.	1,763	802,641

TOTAL SWITZERLAND		6,997,797

Taiwan - 4.0%
Addcn Technology Co. Ltd.	5,206	37,193
ECLAT Textile Co. Ltd.	26,000	426,861
HIWIN Technologies Corp.	80,510	596,526
Taiwan Semiconductor Manufacturing Co. Ltd.	205,035	3,709,651
Unimicron Technology Corp.	75,000	526,354
Yageo Corp.	29,000	391,648

TOTAL TAIWAN		5,688,233

Thailand - 0.7%
Kasikornbank PCL (For. Reg.)	99,200	439,515
PTT PCL (For. Reg.)	546,700	594,689

TOTAL THAILAND		1,034,204

Turkey - 0.3%
Turkiye Petrol Rafinerileri A/S (b)	26,000	410,095
United Kingdom - 6.2%
Alliance Pharma PLC	55,450	79,648
Anglo American PLC (United Kingdom)	16,643	737,135
AstraZeneca PLC (United Kingdom)	5,162	688,824
Avon Protection PLC	3,795	50,223
BAE Systems PLC	47,222	436,173
Barratt Developments PLC	18,519	113,300
Beazley PLC	22,468	121,026
Bodycote PLC	9,246	71,711
BP PLC	188,011	907,679
Clarkson PLC	2,260	104,056
Compass Group PLC	33,883	714,994
Dechra Pharmaceuticals PLC	8,605	389,939
DP Poland PLC (b)	95,157	8,953
Helios Towers PLC (b)	13,796	19,272
Howden Joinery Group PLC	8,353	79,082
Imperial Brands PLC	10,434	217,189
InterContinental Hotel Group PLC ADR	5,039	326,578
Lloyds Banking Group PLC	773,462	439,298
Rightmove PLC	53,306	409,768
Shell PLC ADR	27,257	1,456,342
Spectris PLC	15,810	578,233
Spirax-Sarco Engineering PLC	1,674	252,599
Standard Chartered PLC (United Kingdom)	67,319	460,214
Ultra Electronics Holdings PLC	577	23,500

TOTAL UNITED KINGDOM		8,685,736

United States of America - 5.5%
Alphabet, Inc. Class A (b)	176	401,665
Autoliv, Inc.	3,726	274,532
Lam Research Corp.	1,536	715,407
Marsh & McLennan Companies, Inc.	6,967	1,126,564
MasterCard, Inc. Class A	1,725	626,831
Moody's Corp.	2,057	650,999
Morningstar, Inc.	514	130,160
MSCI, Inc.	1,443	607,864
NICE Ltd. sponsored ADR (b)	2,558	527,997
Otis Worldwide Corp.	2,809	204,608
PriceSmart, Inc.	2,868	227,863
ResMed, Inc.	3,833	766,485
S&P Global, Inc.	1,670	628,755
Sherwin-Williams Co.	1,849	508,401
Visa, Inc. Class A	1,834	390,880

TOTAL UNITED STATES OF AMERICA		7,789,011

TOTAL COMMON STOCKS
(Cost $122,500,148)		133,226,161

Preferred Stocks - 1.6%
Convertible Preferred Stocks - 0.1%
China - 0.1%
ByteDance Ltd. Series E1 (b)(d)(e)	577	73,896
Nonconvertible Preferred Stocks - 1.5%
Brazil - 1.2%
Ambev SA sponsored ADR	163,058	474,499
Itau Unibanco Holding SA	88,694	428,226
Petroleo Brasileiro SA - Petrobras sponsored ADR	54,457	738,981
		1,641,706
Germany - 0.3%
Porsche Automobil Holding SE (Germany)	5,435	448,278
Sartorius AG (non-vtg.)	148	55,490
		503,768

TOTAL NONCONVERTIBLE PREFERRED STOCKS		2,145,474

TOTAL PREFERRED STOCKS
(Cost $1,813,261)		2,219,370

Money Market Funds - 3.0%
Fidelity Cash Central Fund 0.32% (f)	4,057,473	4,058,285
Fidelity Securities Lending Cash Central Fund 0.32% (f)(g)	120,038	120,050
TOTAL MONEY MARKET FUNDS
(Cost $4,178,331)		4,178,335
TOTAL INVESTMENT IN SECURITIES - 99.4%
(Cost $128,491,740)		139,623,866
NET OTHER ASSETS (LIABILITIES) - 0.6%		823,617
NET ASSETS - 100%		$140,447,483

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,376,453 or 1.7% of net assets.

 (b) Non-income producing

 (c) Security or a portion of the security is on loan at period end.

 (d) Level 3 security

 (e) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $73,896 or 0.1% of net assets.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
ByteDance Ltd. Series E1	11/18/20	$63,224

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.32%	$2,208,399	$75,072,554	$73,222,668	$2,396	$--	$--	$4,058,285	0.0%
Fidelity Securities Lending Cash Central Fund 0.32%	134,750	406,160	420,860	1,257	--	--	120,050	0.0%
Total	$2,343,149	$75,478,714	$73,643,528	$3,653	$--	$--	$4,178,335

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$6,722,683	$636,762	$6,033,029	$52,892
Consumer Discretionary	14,471,936	3,261,984	11,209,952	--
Consumer Staples	6,161,872	1,836,624	4,325,248	--
Energy	8,118,639	3,677,505	4,436,879	4,255
Financials	27,656,385	6,846,713	20,808,558	1,114
Health Care	10,160,735	1,578,305	8,582,430	--
Industrials	22,550,537	3,759,520	18,791,017	--
Information Technology	21,959,516	3,829,484	18,056,136	73,896
Materials	14,755,969	4,693,230	10,062,739	--
Real Estate	1,859,474	525,390	1,334,084	--
Utilities	1,027,785	--	1,027,785	--
Money Market Funds	4,178,335	4,178,335	--	--
Total Investments in Securities:	$139,623,866	$34,823,852	$104,667,857	$132,157

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2022 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $113,310) — See accompanying schedule: Unaffiliated issuers (cost $124,313,409)	$135,445,531
Fidelity Central Funds (cost $4,178,331)	4,178,335
Total Investment in Securities (cost $128,491,740)		$139,623,866
Cash		88,227
Foreign currency held at value (cost $477,640)		477,558
Receivable for investments sold		233,084
Receivable for fund shares sold		734,768
Dividends receivable		413,333
Reclaims receivable		218,892
Distributions receivable from Fidelity Central Funds		2,165
Prepaid expenses		37
Receivable from investment adviser for expense reductions		23,294
Other receivables		22,224
Total assets		141,837,448
Liabilities
Payable for investments purchased	$552,761
Payable for fund shares redeemed	465,903
Accrued management fee	97,735
Distribution and service plan fees payable	8,333
Other affiliated payables	25,139
Other payables and accrued expenses	120,044
Collateral on securities loaned	120,050
Total liabilities		1,389,965
Net Assets		$140,447,483
Net Assets consist of:
Paid in capital		$130,341,431
Total accumulated earnings (loss)		10,106,052
Net Assets		$140,447,483
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($8,744,964 ÷ 891,640 shares)(a)		$9.81
Maximum offering price per share (100/94.25 of $9.81)		$10.41
Class M:
Net Asset Value and redemption price per share ($11,036,037 ÷ 1,117,871 shares)(a)		$9.87
Maximum offering price per share (100/96.50 of $9.87)		$10.23
Class C:
Net Asset Value and offering price per share ($2,044,560 ÷ 208,385 shares)(a)		$9.81
Total International Equity:
Net Asset Value, offering price and redemption price per share ($92,648,089 ÷ 9,419,319 shares)		$9.84
Class I:
Net Asset Value, offering price and redemption price per share ($16,601,939 ÷ 1,694,851 shares)		$9.80
Class Z:
Net Asset Value, offering price and redemption price per share ($9,371,894 ÷ 952,592 shares)		$9.84

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2022 (Unaudited)
Investment Income
Dividends		$1,508,093
Non-Cash dividends		96,993
Income from Fidelity Central Funds (including $1,257 from security lending)		3,653
Income before foreign taxes withheld		1,608,739
Less foreign taxes withheld		(135,296)
Total income		1,473,443
Expenses
Management fee
Basic fee	$445,724
Performance adjustment	101,854
Transfer agent fees	105,570
Distribution and service plan fees	52,264
Accounting fees	34,237
Custodian fees and expenses	51,017
Independent trustees' fees and expenses	212
Registration fees	44,912
Audit	42,084
Legal	2,579
Miscellaneous	302
Total expenses before reductions	880,755
Expense reductions	(143,447)
Total expenses after reductions		737,308
Net investment income (loss)		736,135
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $42,643)	(142,050)
Foreign currency transactions	(10,901)
Total net realized gain (loss)		(152,951)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $113,451)	(22,581,917)
Fidelity Central Funds	1
Assets and liabilities in foreign currencies	(26,845)
Total change in net unrealized appreciation (depreciation)		(22,608,761)
Net gain (loss)		(22,761,712)
Net increase (decrease) in net assets resulting from operations		$(22,025,577)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2022 (Unaudited)	Year ended October 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$736,135	$1,161,219
Net realized gain (loss)	(152,951)	8,462,796
Change in net unrealized appreciation (depreciation)	(22,608,761)	18,832,855
Net increase (decrease) in net assets resulting from operations	(22,025,577)	28,456,870
Distributions to shareholders	(9,629,532)	(2,396,557)
Share transactions - net increase (decrease)	54,473,273	6,173,375
Total increase (decrease) in net assets	22,818,164	32,233,688
Net Assets
Beginning of period	117,629,319	85,395,631
End of period	$140,447,483	$117,629,319

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Total International Equity Fund Class A

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$12.48	$9.60	$9.34	$8.20	$9.39	$7.67
Income from Investment Operations
Net investment income (loss)A,B	.05	.11C	.05	.14	.08	.09
Net realized and unrealized gain (loss)	(1.75)	3.03	.35	1.05	(.89)	1.71
Total from investment operations	(1.70)	3.14	.40	1.19	(.81)	1.80
Distributions from net investment income	(.19)	(.06)	(.14)	(.05)	(.15)	(.08)
Distributions from net realized gain	(.77)	(.20)	–	–	(.23)	–
Total distributions	(.97)D	(.26)	(.14)	(.05)	(.38)	(.08)
Redemption fees added to paid in capitalA	–	–	–	–	–E	–E
Net asset value, end of period	$9.81	$12.48	$9.60	$9.34	$8.20	$9.39
Total ReturnF,G,H	(14.55)%	33.04%	4.31%	14.63%	(9.04)%	23.78%
Ratios to Average Net AssetsB,I,J
Expenses before reductions	1.59%K	1.60%	1.66%	1.51%	1.60%	1.67%
Expenses net of fee waivers, if any	1.30%K	1.34%	1.39%	1.45%	1.45%	1.45%
Expenses net of all reductions	1.30%K	1.34%	1.37%	1.44%	1.44%	1.43%
Net investment income (loss)	.94%K	.91%C	.58%	1.55%	.90%	1.02%
Supplemental Data
Net assets, end of period (000 omitted)	$8,745	$8,642	$6,091	$7,249	$7,526	$9,292
Portfolio turnover rateL	26%K	39%	37%	69%	52%	66%M

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .64%.

 D Total distributions per share do not sum due to rounding.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the sales charges.

 I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 K Annualized

 L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Total International Equity Fund Class M

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$12.53	$9.65	$9.38	$8.22	$9.42	$7.70
Income from Investment Operations
Net investment income (loss)A,B	.04	.08C	.03	.11	.06	.06
Net realized and unrealized gain (loss)	(1.77)	3.04	.36	1.07	(.90)	1.73
Total from investment operations	(1.73)	3.12	.39	1.18	(.84)	1.79
Distributions from net investment income	(.15)	(.04)	(.12)	(.02)	(.13)	(.07)
Distributions from net realized gain	(.77)	(.20)	–	–	(.23)	–
Total distributions	(.93)D	(.24)	(.12)	(.02)	(.36)	(.07)
Redemption fees added to paid in capitalA	–	–	–	–	–E	–E
Net asset value, end of period	$9.87	$12.53	$9.65	$9.38	$8.22	$9.42
Total ReturnF,G,H	(14.71)%	32.63%	4.13%	14.38%	(9.30)%	23.41%
Ratios to Average Net AssetsB,I,J
Expenses before reductions	1.82%K	1.83%	1.90%	1.76%	1.85%	1.90%
Expenses net of fee waivers, if any	1.55%K	1.59%	1.64%	1.70%	1.70%	1.70%
Expenses net of all reductions	1.55%K	1.59%	1.62%	1.69%	1.69%	1.68%
Net investment income (loss)	.68%K	.65%C	.33%	1.30%	.65%	.77%
Supplemental Data
Net assets, end of period (000 omitted)	$11,036	$12,936	$10,620	$11,733	$11,882	$15,894
Portfolio turnover rateL	26%K	39%	37%	69%	52%	66%M

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .38%.

 D Total distributions per share do not sum due to rounding.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the sales charges.

 I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 K Annualized

 L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Total International Equity Fund Class C

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$12.41	$9.57	$9.30	$8.17	$9.37	$7.66
Income from Investment Operations
Net investment income (loss)A,B	.01	.02C	(.02)	.07	.01	.02
Net realized and unrealized gain (loss)	(1.76)	3.02	.36	1.06	(.89)	1.71
Total from investment operations	(1.75)	3.04	.34	1.13	(.88)	1.73
Distributions from net investment income	(.07)	–	(.07)	–	(.10)	(.02)
Distributions from net realized gain	(.77)	(.20)	–	–	(.23)	–
Total distributions	(.85)D	(.20)	(.07)	–	(.32)D	(.02)
Redemption fees added to paid in capitalA	–	–	–	–	–E	–E
Net asset value, end of period	$9.81	$12.41	$9.57	$9.30	$8.17	$9.37
Total ReturnF,G,H	(14.94)%	32.00%	3.62%	13.83%	(9.72)%	22.70%
Ratios to Average Net AssetsB,I,J
Expenses before reductions	2.37%K	2.40%	2.46%	2.33%	2.43%	2.48%
Expenses net of fee waivers, if any	2.05%K	2.10%	2.14%	2.20%	2.20%	2.20%
Expenses net of all reductions	2.05%K	2.10%	2.12%	2.19%	2.19%	2.18%
Net investment income (loss)	.19%K	.15%C	(.17)%	.80%	.14%	.27%
Supplemental Data
Net assets, end of period (000 omitted)	$2,045	$1,982	$1,827	$2,203	$2,705	$3,211
Portfolio turnover rateL	26%K	39%	37%	69%	52%	66%M

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.12) %.

 D Total distributions per share do not sum due to rounding.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the contingent deferred sales charge.

 I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 K Annualized

 L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Total International Equity Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$12.54	$9.64	$9.37	$8.23	$9.40	$7.70
Income from Investment Operations
Net investment income (loss)A,B	.07	.14C	.08	.16	.11	.11
Net realized and unrealized gain (loss)	(1.77)	3.04	.35	1.06	(.90)	1.70
Total from investment operations	(1.70)	3.18	.43	1.22	(.79)	1.81
Distributions from net investment income	(.23)	(.08)	(.16)	(.08)	(.15)	(.11)
Distributions from net realized gain	(.77)	(.20)	–	–	(.23)	–
Total distributions	(1.00)	(.28)	(.16)	(.08)	(.38)	(.11)
Redemption fees added to paid in capitalA	–	–	–	–	–D	–D
Net asset value, end of period	$9.84	$12.54	$9.64	$9.37	$8.23	$9.40
Total ReturnE,F	(14.48)%	33.37%	4.65%	14.97%	(8.84)%	23.86%
Ratios to Average Net AssetsB,G,H
Expenses before reductions	1.25%I	1.27%	1.34%	1.20%	1.29%	1.15%
Expenses net of fee waivers, if any	1.05%I	1.09%	1.14%	1.20%	1.20%	1.14%
Expenses net of all reductions	1.05%I	1.09%	1.12%	1.19%	1.19%	1.13%
Net investment income (loss)	1.19%I	1.16%C	.83%	1.81%	1.15%	1.33%
Supplemental Data
Net assets, end of period (000 omitted)	$92,648	$82,604	$61,362	$70,251	$71,170	$82,077
Portfolio turnover rateJ	26%I	39%	37%	69%	52%	66%K

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .89%.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Total International Equity Fund Class I

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$12.49	$9.60	$9.35	$8.19	$9.38	$7.66
Income from Investment Operations
Net investment income (loss)A,B	.06	.14C	.08	.16	.10	.11
Net realized and unrealized gain (loss)	(1.75)	3.03	.34	1.07	(.89)	1.71
Total from investment operations	(1.69)	3.17	.42	1.23	(.79)	1.82
Distributions from net investment income	(.23)	(.08)	(.17)	(.07)	(.17)	(.10)
Distributions from net realized gain	(.77)	(.20)	–	–	(.23)	–
Total distributions	(1.00)	(.28)	(.17)	(.07)	(.40)	(.10)
Redemption fees added to paid in capitalA	–	–	–	–	–D	–D
Net asset value, end of period	$9.80	$12.49	$9.60	$9.35	$8.19	$9.38
Total ReturnE,F	(14.46)%	33.40%	4.50%	15.11%	(8.86)%	24.08%
Ratios to Average Net AssetsB,G,H
Expenses before reductions	1.25%I	1.26%	1.33%	1.18%	1.29%	1.42%
Expenses net of fee waivers, if any	1.05%I	1.06%	1.14%	1.18%	1.20%	1.20%
Expenses net of all reductions	1.05%I	1.06%	1.13%	1.17%	1.19%	1.18%
Net investment income (loss)	1.19%I	1.18%C	.82%	1.82%	1.15%	1.28%
Supplemental Data
Net assets, end of period (000 omitted)	$16,602	$5,714	$2,073	$3,086	$9,405	$6,776
Portfolio turnover rateJ	26%I	39%	37%	69%	52%	66%K

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .91%.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Total International Equity Fund Class Z

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2022	2021	2020	2019	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$12.53	$9.62	$9.36	$8.22	$9.39	$7.73
Income from Investment Operations
Net investment income (loss)B,C	.07	.16D	.09	.18	.12	.08
Net realized and unrealized gain (loss)	(1.76)	3.03	.35	1.05	(.89)	1.58
Total from investment operations	(1.69)	3.19	.44	1.23	(.77)	1.66
Distributions from net investment income	(.23)	(.08)	(.18)	(.09)	(.17)	–
Distributions from net realized gain	(.77)	(.20)	–	–	(.23)	–
Total distributions	(1.00)	(.28)	(.18)	(.09)	(.40)	–
Redemption fees added to paid in capitalB	–	–	–	–	–E	–E
Net asset value, end of period	$9.84	$12.53	$9.62	$9.36	$8.22	$9.39
Total ReturnF,G	(14.39)%	33.54%	4.74%	15.13%	(8.63)%	21.47%
Ratios to Average Net AssetsC,H,I
Expenses before reductions	1.13%J	1.16%	1.22%	1.09%	1.16%	1.32%J
Expenses net of fee waivers, if any	.90%J	.94%	.98%	1.04%	1.05%	1.05%J
Expenses net of all reductions	.90%J	.94%	.97%	1.03%	1.04%	1.04%J
Net investment income (loss)	1.34%J	1.31%D	.99%	1.97%	1.30%	1.27%J
Supplemental Data
Net assets, end of period (000 omitted)	$9,372	$5,752	$3,422	$3,815	$216	$246
Portfolio turnover rateK	26%J	39%	37%	69%	52%	66%L

 A For the period February 1, 2017 (commencement of sale of shares) through October 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.04%.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2022

1. Organization.

Fidelity Total International Equity Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C,Total International Equity, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2022 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable. The Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in foreign taxes withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$24,639,794
Gross unrealized depreciation	(15,530,791)
Net unrealized appreciation (depreciation)	$9,109,003
Tax cost	$130,514,863

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Total International Equity Fund	60,023,859	16,871,251

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Total International Equity as compared to its benchmark index, the MSCI All Country World ex USA Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .83% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$11,045	$428
Class M	.25%	.25%	30,982	72
Class C	.75%	.25%	10,237	1,985
			$52,264	$2,485

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$4,306
Class M	395
Class C(a)	182
$4,883

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$10,816.25
Class M	13,238.21
Class C	2,799.27
Total International Equity	68,156.15
Class I	9,030.17
Class Z	1,531.04
	$105,570

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Total International Equity Fund	.05

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Total International Equity Fund	$138

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Total International Equity Fund	1,513,984	372,627	(6,762)

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Total International Equity Fund	$105

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Total International Equity Fund	$138	$–	$–

8. Expense Reductions.

The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through February 28, 2023. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.30%	$12,990
Class M	1.55%	16,392
Class C	2.05%	3,283
Total International Equity	1.05%	88,888
Class I	1.05%	11,084
Class Z	.90%	8,908
		$141,545

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $1,902.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2022	Year ended October 31, 2021
Fidelity Total International Equity Fund
Distributions to shareholders
Class A	$682,772	$163,098
Class M	954,432	257,328
Class C	136,202	37,221
Total International Equity	6,786,798	1,782,745
Class I	530,168	54,453
Class Z	539,160	101,712
Total	$9,629,532	$2,396,557

10. Share Transactions.

Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2022	Year ended October 31, 2021	Six months ended April 30, 2022	Year ended October 31, 2021
Fidelity Total International Equity Fund
Class A
Shares sold	221,708	125,319	$2,441,202	$1,509,372
Reinvestment of distributions	60,242	14,903	667,482	163,036
Shares redeemed	(82,514)	(82,275)	(920,783)	(972,870)
Net increase (decrease)	199,436	57,947	$2,187,901	$699,538
Class M
Shares sold	83,575	83,867	$941,813	$989,107
Reinvestment of distributions	85,446	23,372	954,432	257,328
Shares redeemed	(83,277)	(175,897)	(924,697)	(2,080,986)
Net increase (decrease)	85,744	(68,658)	$971,548	$(834,551)
Class C
Shares sold	65,378	25,618	$719,510	$301,180
Reinvestment of distributions	12,220	3,392	135,883	37,147
Shares redeemed	(28,909)	(60,315)	(318,487)	(723,210)
Net increase (decrease)	48,689	(31,305)	$536,906	$(384,883)
Total International Equity
Shares sold	3,166,990	1,265,827	$34,865,262	$14,978,032
Reinvestment of distributions	561,002	152,573	6,227,120	1,673,722
Shares redeemed	(897,589)	(1,196,355)	(9,433,163)	(14,199,919)
Net increase (decrease)	2,830,403	222,045	$31,659,219	$2,451,835
Class I
Shares sold	1,564,672	318,329	$17,014,899	$3,927,656
Reinvestment of distributions	47,315	4,631	523,303	50,574
Shares redeemed	(374,674)	(81,296)	(3,868,066)	(953,703)
Net increase (decrease)	1,237,313	241,664	$13,670,136	$3,024,527
Class Z
Shares sold	590,866	163,548	$6,497,075	$1,962,853
Reinvestment of distributions	45,956	8,826	510,116	96,647
Shares redeemed	(143,160)	(69,127)	(1,559,628)	(842,591)
Net increase (decrease)	493,662	103,247	$5,447,563	$1,216,909

11. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

12. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2021 to April 30, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2021	Ending Account Value April 30, 2022	Expenses Paid During Period-B November 1, 2021 to April 30, 2022
Fidelity Total International Equity Fund
Class A	1.30%
Actual		$1,000.00	$854.50	$5.98
Hypothetical-C		$1,000.00	$1,018.35	$6.51
Class M	1.55%
Actual		$1,000.00	$852.90	$7.12
Hypothetical-C		$1,000.00	$1,017.11	$7.75
Class C	2.05%
Actual		$1,000.00	$850.60	$9.41
Hypothetical-C		$1,000.00	$1,014.63	$10.24
Total International Equity	1.05%
Actual		$1,000.00	$855.20	$4.83
Hypothetical-C		$1,000.00	$1,019.59	$5.26
Class I	1.05%
Actual		$1,000.00	$855.40	$4.83
Hypothetical-C		$1,000.00	$1,019.59	$5.26
Class Z	.90%
Actual		$1,000.00	$856.10	$4.14
Hypothetical-C		$1,000.00	$1,020.33	$4.51

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

TIE-SANN-0622
1.912361.112

Fidelity® International Growth Fund

Semi-Annual Report

April 30, 2022

Includes Fidelity and Fidelity Advisor share classes

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2022
United States of America*	21.6%
Japan	13.0%
Switzerland	10.4%
France	8.8%
Netherlands	8.2%
Germany	6.3%
Sweden	5.6%
United Kingdom	4.4%
Hong Kong	3.6%
Other	18.1%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2022

% of fund's net assets
Stocks	96.2
Short-Term Investments and Net Other Assets (Liabilities)	3.8

Top Ten Stocks as of April 30, 2022

% of fund's net assets
ASML Holding NV (Netherlands) (Netherlands, Semiconductors & Semiconductor Equipment)	5.5
Nestle SA (Reg. S) (Switzerland, Food Products)	5.3
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	4.7
LVMH Moet Hennessy Louis Vuitton SE (France, Textiles, Apparel & Luxury Goods)	4.3
Linde PLC (Germany, Chemicals)	3.1
Keyence Corp. (Japan, Electronic Equipment & Components)	2.7
Marsh & McLennan Companies, Inc. (United States of America, Insurance)	2.7
Recruit Holdings Co. Ltd. (Japan, Professional Services)	2.4
AIA Group Ltd. (Hong Kong, Insurance)	2.4
ASSA ABLOY AB (B Shares) (Sweden, Building Products)	2.3
35.4

Market Sectors as of April 30, 2022

% of fund's net assets
Industrials	24.1
Information Technology	22.7
Financials	13.0
Health Care	9.9
Consumer Discretionary	8.8
Materials	6.7
Consumer Staples	5.8
Communication Services	3.7
Real Estate	0.8
Energy	0.7

Schedule of Investments April 30, 2022 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.0%
	Shares	Value
Bailiwick of Jersey - 1.5%
Experian PLC	1,916,400	$66,181,635
Belgium - 1.0%
Azelis Group NV	525,093	12,932,192
UCB SA	277,500	31,544,169

TOTAL BELGIUM		44,476,361

Canada - 3.0%
CAE, Inc. (a)	1,070,900	25,466,855
Canadian Pacific Railway Ltd.	972,700	71,151,379
Franco-Nevada Corp.	263,780	39,891,938

TOTAL CANADA		136,510,172

Denmark - 1.0%
Vestas Wind Systems A/S	1,739,200	44,351,352
Finland - 0.5%
Kone OYJ (B Shares)	440,400	21,173,416
France - 8.8%
Edenred SA	753,548	37,844,808
Lectra	305,261	12,655,371
Legrand SA	741,300	65,689,693
LVMH Moet Hennessy Louis Vuitton SE	296,500	191,875,622
Safran SA	573,900	61,635,969
Sanofi SA	204,200	21,582,905

TOTAL FRANCE		391,284,368

Germany - 6.3%
Deutsche Borse AG	334,900	58,304,269
Linde PLC (b)	438,779	137,617,559
SAP SE	490,401	49,700,183
Vonovia SE	886,110	35,303,502

TOTAL GERMANY		280,925,513

Hong Kong - 3.6%
AIA Group Ltd.	10,859,800	106,684,064
Hong Kong Exchanges and Clearing Ltd.	1,232,800	52,294,113

TOTAL HONG KONG		158,978,177

India - 1.6%
Housing Development Finance Corp. Ltd.	719,978	20,747,661
Kotak Mahindra Bank Ltd. (a)	822,500	19,050,840
Reliance Industries Ltd.	320,000	11,580,373
Reliance Industries Ltd. sponsored GDR (c)	308,900	22,089,418

TOTAL INDIA		73,468,292

Ireland - 1.5%
CRH PLC sponsored ADR	1,731,966	68,551,214
Italy - 1.4%
Interpump Group SpA	625,126	25,273,693
Prada SpA	6,375,200	39,667,388

TOTAL ITALY		64,941,081

Japan - 13.0%
Azbil Corp.	1,561,470	47,409,478
FANUC Corp.	355,800	54,518,540
Hoya Corp.	845,100	83,869,531
Keyence Corp.	301,448	121,183,375
Lasertec Corp.	304,000	40,614,827
Misumi Group, Inc.	2,323,985	58,272,353
OSG Corp.	682,400	8,572,641
Recruit Holdings Co. Ltd.	3,026,300	109,799,047
SHO-BOND Holdings Co. Ltd.	752,500	31,627,592
USS Co. Ltd.	1,546,600	25,747,876

TOTAL JAPAN		581,615,260

Kenya - 0.6%
Safaricom Ltd.	85,504,800	24,883,521
Netherlands - 8.2%
Aalberts Industries NV	225,000	10,933,265
Airbus Group NV	724,900	79,356,184
ASML Holding NV (Netherlands)	436,600	247,787,318
IMCD NV	177,000	28,182,386

TOTAL NETHERLANDS		366,259,153

New Zealand - 0.3%
Auckland International Airport Ltd. (a)	2,804,140	14,085,212
Norway - 0.6%
Adevinta ASA Class B (a)	1,400,258	10,817,591
Schibsted ASA (B Shares)	799,500	15,368,278

TOTAL NORWAY		26,185,869

South Africa - 0.2%
Clicks Group Ltd.	575,738	11,240,733
Spain - 3.1%
Amadeus IT Holding SA Class A (a)	1,621,800	101,626,725
Cellnex Telecom SA (c)	752,703	35,083,717

TOTAL SPAIN		136,710,442

Sweden - 5.6%
ASSA ABLOY AB (B Shares) (b)	4,057,310	102,536,923
Atlas Copco AB (A Shares) (b)	2,163,100	98,068,196
Epiroc AB (A Shares)	2,532,500	51,341,531

TOTAL SWEDEN		251,946,650

Switzerland - 10.4%
Nestle SA (Reg. S)	1,834,659	236,843,631
Roche Holding AG (participation certificate)	563,093	208,802,796
Schindler Holding AG:
(participation certificate)	78,848	15,148,721
(Reg.)	18,350	3,522,728

TOTAL SWITZERLAND		464,317,876

Taiwan - 1.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	4,030,000	72,913,932
United Kingdom - 4.4%
Compass Group PLC	3,586,200	75,675,457
Dechra Pharmaceuticals PLC	400,800	18,162,396
InterContinental Hotel Group PLC ADR	533,370	34,567,710
Rightmove PLC	3,976,700	30,569,285
Spectris PLC	1,002,857	36,678,382

TOTAL UNITED KINGDOM		195,653,230

United States of America - 17.8%
Alphabet, Inc. Class A (a)	19,236	43,900,207
Autoliv, Inc. (b)	316,369	23,310,068
Lam Research Corp.	165,600	77,129,856
Marsh & McLennan Companies, Inc.	737,451	119,245,827
MasterCard, Inc. Class A	182,600	66,353,188
Moody's Corp.	218,900	69,277,472
MSCI, Inc.	154,800	65,209,500
NICE Ltd. sponsored ADR (a)	270,800	55,895,828
Otis Worldwide Corp.	297,400	21,662,616
PriceSmart, Inc.	186,386	14,808,368
ResMed, Inc.	370,700	74,128,879
S&P Global, Inc.	183,500	69,087,750
Sherwin-Williams Co.	195,700	53,809,672
Visa, Inc. Class A	194,160	41,381,321

TOTAL UNITED STATES OF AMERICA		795,200,552

TOTAL COMMON STOCKS
(Cost $3,185,586,912)		4,291,854,011

Convertible Preferred Stocks - 0.2%
China - 0.2%
ByteDance Ltd. Series E1 (a)(d)(e)
(Cost $6,992,915)	63,819	8,173,299

Money Market Funds - 7.8%
Fidelity Cash Central Fund 0.32% (f)	148,767,524	148,797,277
Fidelity Securities Lending Cash Central Fund 0.32% (f)(g)	199,483,975	199,503,923
TOTAL MONEY MARKET FUNDS
(Cost $348,300,487)		348,301,200
TOTAL INVESTMENT IN SECURITIES - 104.0%
(Cost $3,540,880,314)		4,648,328,510
NET OTHER ASSETS (LIABILITIES) - (4.0)%		(178,737,006)
NET ASSETS - 100%		$4,469,591,504

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $57,173,135 or 1.3% of net assets.

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $8,173,299 or 0.2% of net assets.

 (e) Level 3 security

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
ByteDance Ltd. Series E1	11/18/20	$6,992,915

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.32%	$127,214,961	$475,578,305	$453,995,989	$89,854	$--	$--	$148,797,277	0.3%
Fidelity Securities Lending Cash Central Fund 0.32%	70,248,753	334,308,327	205,053,157	28,227	--	--	199,503,923	0.5%
Total	$197,463,714	$ 809,886,632	$ 659,049,146	$ 118,081	$--	$--	$348,301,200

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$160,622,599	$68,783,728	$91,838,871	$--
Consumer Discretionary	390,844,121	57,877,778	332,966,343	--
Consumer Staples	262,892,732	14,808,368	248,084,364	--
Energy	33,669,791	--	33,669,791	--
Financials	579,901,496	322,820,549	257,080,947	--
Health Care	438,090,676	74,128,879	363,961,797	--
Industrials	1,081,484,119	118,280,850	963,203,269	--
Information Technology	1,017,347,891	240,760,193	768,414,399	8,173,299
Materials	299,870,383	162,252,824	137,617,559	--
Real Estate	35,303,502	--	35,303,502	--
Money Market Funds	348,301,200	348,301,200	--	--
Total Investments in Securities:	$4,648,328,510	$1,408,014,369	$3,232,140,842	$8,173,299

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2022 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $179,805,286) — See accompanying schedule: Unaffiliated issuers (cost $3,192,579,827)	$4,300,027,310
Fidelity Central Funds (cost $348,300,487)	348,301,200
Total Investment in Securities (cost $3,540,880,314)		$4,648,328,510
Foreign currency held at value (cost $643,508)		641,843
Receivable for investments sold		7,591,256
Receivable for fund shares sold		6,465,400
Dividends receivable		7,757,649
Reclaims receivable		11,030,626
Distributions receivable from Fidelity Central Funds		56,209
Prepaid expenses		1,727
Other receivables		189
Total assets		4,681,873,409
Liabilities
Payable to custodian bank	$949
Payable for investments purchased	1,960,368
Payable for fund shares redeemed	6,327,819
Accrued management fee	3,179,679
Distribution and service plan fees payable	92,826
Other affiliated payables	677,510
Other payables and accrued expenses	539,534
Collateral on securities loaned	199,503,220
Total liabilities		212,281,905
Net Assets		$4,469,591,504
Net Assets consist of:
Paid in capital		$3,265,082,105
Total accumulated earnings (loss)		1,204,509,399
Net Assets		$4,469,591,504
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($183,404,632 ÷ 10,998,552 shares)(a)		$16.68
Maximum offering price per share (100/94.25 of $16.68)		$17.70
Class M:
Net Asset Value and redemption price per share ($30,663,653 ÷ 1,848,973 shares)(a)		$16.58
Maximum offering price per share (100/96.50 of $16.58)		$17.18
Class C:
Net Asset Value and offering price per share ($44,343,666 ÷ 2,751,593 shares)(a)		$16.12
International Growth:
Net Asset Value, offering price and redemption price per share ($1,412,216,140 ÷ 83,911,964 shares)		$16.83
Class I:
Net Asset Value, offering price and redemption price per share ($1,679,623,278 ÷ 100,065,836 shares)		$16.79
Class Z:
Net Asset Value, offering price and redemption price per share ($1,119,340,135 ÷ 66,546,176 shares)		$16.82

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2022 (Unaudited)
Investment Income
Dividends		$34,718,477
Foreign tax reclaims		2,913,307
Income from Fidelity Central Funds (including $28,227 from security lending)		118,081
Income before foreign taxes withheld		37,749,865
Less foreign taxes withheld		(6,166,052)
Total income		31,583,813
Expenses
Management fee
Basic fee	$17,235,040
Performance adjustment	3,562,467
Transfer agent fees	3,423,059
Distribution and service plan fees	624,710
Accounting fees	785,046
Custodian fees and expenses	198,214
Independent trustees' fees and expenses	8,839
Registration fees	158,162
Audit	41,911
Legal	3,827
Miscellaneous	9,586
Total expenses before reductions	26,050,861
Expense reductions	(76,068)
Total expenses after reductions		25,974,793
Net investment income (loss)		5,609,020
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $8,095)	110,958,762
Foreign currency transactions	(47,176)
Total net realized gain (loss)		110,911,586
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $1,168,790)	(1,183,724,914)
Assets and liabilities in foreign currencies	(800,539)
Total change in net unrealized appreciation (depreciation)		(1,184,525,453)
Net gain (loss)		(1,073,613,867)
Net increase (decrease) in net assets resulting from operations		$(1,068,004,847)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2022 (Unaudited)	Year ended October 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,609,020	$4,242,975
Net realized gain (loss)	110,911,586	264,105,804
Change in net unrealized appreciation (depreciation)	(1,184,525,453)	1,069,199,466
Net increase (decrease) in net assets resulting from operations	(1,068,004,847)	1,337,548,245
Distributions to shareholders	(105,083,685)	(6,966,212)
Share transactions - net increase (decrease)	225,525,910	(198,851,542)
Total increase (decrease) in net assets	(947,562,622)	1,131,730,491
Net Assets
Beginning of period	5,417,154,126	4,285,423,635
End of period	$4,469,591,504	$5,417,154,126

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity International Growth Fund Class A

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$21.04	$16.06	$15.03	$12.47	$13.34	$10.88
Income from Investment Operations
Net investment income (loss)A,B	(.01)	(.04)	(.01)	.15C	.09	.07
Net realized and unrealized gain (loss)	(4.00)	5.02	1.16	2.48	(.90)	2.49
Total from investment operations	(4.01)	4.98	1.15	2.63	(.81)	2.56
Distributions from net investment income	(.03)	–	(.12)	(.07)	(.04)	(.10)
Distributions from net realized gain	(.32)	–	–	–	(.02)	–
Total distributions	(.35)	–	(.12)	(.07)	(.06)	(.10)
Redemption fees added to paid in capitalA	–	–	–	–	–	–D
Net asset value, end of period	$16.68	$21.04	$16.06	$15.03	$12.47	$13.34
Total ReturnE,F,G	(19.34)%	31.01%	7.66%	21.25%	(6.12)%	23.80%
Ratios to Average Net AssetsB,H,I
Expenses before reductions	1.31%J	1.28%	1.30%	1.28%	1.24%	1.28%
Expenses net of fee waivers, if any	1.30%J	1.28%	1.30%	1.28%	1.23%	1.28%
Expenses net of all reductions	1.30%J	1.28%	1.29%	1.27%	1.22%	1.27%
Net investment income (loss)	(.07)%J	(.20)%	(.08)%	1.14%C	.64%	.62%
Supplemental Data
Net assets, end of period (000 omitted)	$183,405	$232,527	$174,561	$164,247	$138,802	$156,988
Portfolio turnover rateK	22%J	21%	23%	21%	34%	22%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.07 per share. Excluding such non-recurring dividend(s) the ratio of net investment income (loss) to average net assets would have been .65%.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity International Growth Fund Class M

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$20.92	$16.01	$14.99	$12.43	$13.30	$10.84
Income from Investment Operations
Net investment income (loss)A,B	(.03)	(.09)	(.06)	.11C	.05	.04
Net realized and unrealized gain (loss)	(3.99)	5.00	1.15	2.48	(.90)	2.49
Total from investment operations	(4.02)	4.91	1.09	2.59	(.85)	2.53
Distributions from net investment income	–	–	(.07)	(.03)	(.01)	(.07)
Distributions from net realized gain	(.32)	–	–	–	(.02)	–
Total distributions	(.32)	–	(.07)	(.03)	(.02)D	(.07)
Redemption fees added to paid in capitalA	–	–	–	–	–	–E
Net asset value, end of period	$16.58	$20.92	$16.01	$14.99	$12.43	$13.30
Total ReturnF,G,H	(19.49)%	30.67%	7.27%	20.92%	(6.40)%	23.51%
Ratios to Average Net AssetsB,I,J
Expenses before reductions	1.57%K	1.55%	1.59%	1.58%	1.54%	1.59%
Expenses net of fee waivers, if any	1.57%K	1.55%	1.59%	1.58%	1.53%	1.59%
Expenses net of all reductions	1.57%K	1.55%	1.58%	1.58%	1.52%	1.58%
Net investment income (loss)	(.33)%K	(.48)%	(.37)%	.83%C	.34%	.31%
Supplemental Data
Net assets, end of period (000 omitted)	$30,664	$38,761	$30,353	$28,534	$26,479	$33,597
Portfolio turnover rateL	22%K	21%	23%	21%	34%	22%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.07 per share. Excluding such non-recurring dividend(s) the ratio of net investment income (loss) to average net assets would have been .34%.

 D Total distributions per share do not sum due to rounding.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the sales charges.

 I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 K Annualized

 L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity International Growth Fund Class C

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$20.39	$15.68	$14.68	$12.20	$13.10	$10.67
Income from Investment Operations
Net investment income (loss)A,B	(.08)	(.18)	(.13)	.05C	(.01)	(.02)
Net realized and unrealized gain (loss)	(3.87)	4.89	1.13	2.43	(.89)	2.47
Total from investment operations	(3.95)	4.71	1.00	2.48	(.90)	2.45
Distributions from net investment income	–	–	–	–	–	(.02)
Distributions from net realized gain	(.32)	–	–	–	–	–
Total distributions	(.32)	–	–	–	–	(.02)
Redemption fees added to paid in capitalA	–	–	–	–	–	–D
Net asset value, end of period	$16.12	$20.39	$15.68	$14.68	$12.20	$13.10
Total ReturnE,F,G	(19.66)%	30.04%	6.81%	20.33%	(6.87)%	22.96%
Ratios to Average Net AssetsB,H,I
Expenses before reductions	2.07%J	2.05%	2.07%	2.04%	1.99%	2.04%
Expenses net of fee waivers, if any	2.07%J	2.05%	2.07%	2.04%	1.99%	2.04%
Expenses net of all reductions	2.07%J	2.05%	2.06%	2.03%	1.98%	2.04%
Net investment income (loss)	(.83)%J	(.97)%	(.85)%	.38%C	(.11)%	(.15)%
Supplemental Data
Net assets, end of period (000 omitted)	$44,344	$58,867	$55,013	$57,291	$60,489	$68,908
Portfolio turnover rateK	22%J	21%	23%	21%	34%	22%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s) the ratio of net investment income (loss) to average net assets would have been (.11) %.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity International Growth Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$21.26	$16.20	$15.16	$12.57	$13.45	$10.97
Income from Investment Operations
Net investment income (loss)A,B	.02	.02	.03	.19C	.13	.10
Net realized and unrealized gain (loss)	(4.04)	5.06	1.17	2.51	(.92)	2.51
Total from investment operations	(4.02)	5.08	1.20	2.70	(.79)	2.61
Distributions from net investment income	(.09)	(.02)	(.16)	(.11)	(.08)	(.13)
Distributions from net realized gain	(.32)	–	–	–	(.02)	–
Total distributions	(.41)	(.02)	(.16)	(.11)	(.09)D	(.13)
Redemption fees added to paid in capitalA	–	–	–	–	–	–E
Net asset value, end of period	$16.83	$21.26	$16.20	$15.16	$12.57	$13.45
Total ReturnF,G	(19.25)%	31.38%	7.93%	21.66%	(5.89)%	24.14%
Ratios to Average Net AssetsB,H,I
Expenses before reductions	1.02%J	.99%	1.01%	.99%	.95%	1.03%
Expenses net of fee waivers, if any	1.01%J	.99%	1.01%	.99%	.95%	1.03%
Expenses net of all reductions	1.01%J	.99%	1.00%	.99%	.94%	1.03%
Net investment income (loss)	.22%J	.09%	.21%	1.42%C	.93%	.87%
Supplemental Data
Net assets, end of period (000 omitted)	$1,412,216	$1,773,433	$1,292,392	$1,040,532	$811,101	$961,775
Portfolio turnover rateK	22%J	21%	23%	21%	34%	22%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.07 per share. Excluding such non-recurring dividend(s) the ratio of net investment income (loss) to average net assets would have been .93%.

 D Total distributions per share do not sum due to rounding.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity International Growth Fund Class I

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$21.20	$16.16	$15.13	$12.55	$13.43	$10.95
Income from Investment Operations
Net investment income (loss)A,B	.02	.01	.03	.20C	.13	.11
Net realized and unrealized gain (loss)	(4.02)	5.05	1.16	2.49	(.91)	2.51
Total from investment operations	(4.00)	5.06	1.19	2.69	(.78)	2.62
Distributions from net investment income	(.09)	(.02)	(.16)	(.11)	(.09)	(.14)
Distributions from net realized gain	(.32)	–	–	–	(.02)	–
Total distributions	(.41)	(.02)	(.16)	(.11)	(.10)D	(.14)
Redemption fees added to paid in capitalA	–	–	–	–	–	–E
Net asset value, end of period	$16.79	$21.20	$16.16	$15.13	$12.55	$13.43
Total ReturnF,G	(19.21)%	31.36%	7.90%	21.64%	(5.83)%	24.23%
Ratios to Average Net AssetsB,H,I
Expenses before reductions	1.03%J	1.00%	1.01%	.97%	.93%	.98%
Expenses net of fee waivers, if any	1.02%J	1.00%	1.01%	.97%	.93%	.98%
Expenses net of all reductions	1.02%J	1.00%	1.00%	.97%	.92%	.97%
Net investment income (loss)	.21%J	.07%	.21%	1.44%C	.94%	.92%
Supplemental Data
Net assets, end of period (000 omitted)	$1,679,623	$2,035,690	$1,382,837	$953,360	$660,961	$728,227
Portfolio turnover rateK	22%J	21%	23%	21%	34%	22%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.07 per share. Excluding such non-recurring dividend(s) the ratio of net investment income (loss) to average net assets would have been .96%.

 D Total distributions per share do not sum due to rounding.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity International Growth Fund Class Z

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$21.25	$16.19	$15.16	$12.57	$13.45	$10.97
Income from Investment Operations
Net investment income (loss)A,B	.03	.04	.05	.22C	.15	.13
Net realized and unrealized gain (loss)	(4.03)	5.06	1.16	2.50	(.91)	2.50
Total from investment operations	(4.00)	5.10	1.21	2.72	(.76)	2.63
Distributions from net investment income	(.11)	(.04)	(.18)	(.13)	(.10)	(.15)
Distributions from net realized gain	(.32)	–	–	–	(.02)	–
Total distributions	(.43)	(.04)	(.18)	(.13)	(.12)	(.15)
Redemption fees added to paid in capitalA	–	–	–	–	–	–D
Net asset value, end of period	$16.82	$21.25	$16.19	$15.16	$12.57	$13.45
Total ReturnE,F	(19.18)%	31.55%	8.01%	21.85%	(5.71)%	24.33%
Ratios to Average Net AssetsB,G,H
Expenses before reductions	.90%I	.87%	.88%	.84%	.80%	.84%
Expenses net of fee waivers, if any	.90%I	.87%	.88%	.84%	.80%	.84%
Expenses net of all reductions	.90%I	.87%	.87%	.84%	.79%	.84%
Net investment income (loss)	.34%I	.20%	.34%	1.57%C	1.08%	1.05%
Supplemental Data
Net assets, end of period (000 omitted)	$1,119,340	$1,277,877	$1,350,267	$1,082,899	$556,558	$373,878
Portfolio turnover rateJ	22%I	21%	23%	21%	34%	22%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.07 per share. Excluding such non-recurring dividend(s) the ratio of net investment income (loss) to average net assets would have been .1.08%.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2022

1. Organization.

Fidelity International Growth Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, International Growth, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2022 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign tax reclaims. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable. The Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in foreign tax reclaims. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,317,650,974
Gross unrealized depreciation	(228,798,082)
Net unrealized appreciation (depreciation)	$1,088,852,892
Tax cost	$3,559,475,618

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity International Growth Fund	642,780,580	553,729,785

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- 20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of International Growth as compared to its benchmark index, the MSCI EAFE Growth Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .81% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$266,962	$9,935
Class M	.25%	.25%	89,364	925
Class C	.75%	.25%	268,384	26,169
			$624,710	$37,029

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$29,475
Class M	2,203
Class C(a)	474
$32,152

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$207,273.19
Class M	37,946.21
Class C	55,802.21
International Growth	1,283,673.16
Class I	1,590,038.17
Class Z	248,327.04
	$3,423,059

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity International Growth Fund	.03

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity International Growth Fund	$1,097

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity International Growth Fund	30,482,920	25,879,613	4,306,865

Other. During the period, the investment adviser reimbursed the Fund for certain losses as follows:

Amount ($)
Fidelity International Growth Fund	1,006

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity International Growth Fund	$4,309

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity International Growth Fund	$3,345	$–	$–

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $53.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $76,015.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2022	Year ended October 31, 2021
Fidelity International Growth Fund
Distributions to shareholders
Class A	$3,874,293	$–
Class M	584,059	–
Class C	921,429	–
International Growth	34,022,956	1,609,059
Class I	39,437,200	2,023,232
Class Z	26,243,748	3,333,921
Total	$105,083,685	$6,966,212

10. Share Transactions.

Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2022	Year ended October 31, 2021	Six months ended April 30, 2022	Year ended October 31, 2021
Fidelity International Growth Fund
Class A
Shares sold	890,277	2,385,837	$17,117,605	$46,164,018
Reinvestment of distributions	192,594	–	3,867,288	–
Shares redeemed	(1,137,312)	(2,203,020)	(21,609,127)	(42,705,074)
Net increase (decrease)	(54,441)	182,817	$(624,234)	$3,458,944
Class M
Shares sold	111,974	258,454	$2,145,454	$4,902,416
Reinvestment of distributions	29,196	–	583,619	–
Shares redeemed	(145,270)	(301,262)	(2,738,444)	(5,742,842)
Net increase (decrease)	(4,100)	(42,808)	$(9,371)	$(840,426)
Class C
Shares sold	176,130	395,788	$3,420,051	$7,361,117
Reinvestment of distributions	47,271	–	919,894	–
Shares redeemed	(359,543)	(1,016,374)	(6,645,487)	(19,296,231)
Net increase (decrease)	(136,142)	(620,586)	$(2,305,542)	$(11,935,114)
International Growth
Shares sold	9,170,709	22,536,813	$180,894,461	$438,331,710
Reinvestment of distributions	1,547,748	82,672	31,326,431	1,489,742
Shares redeemed	(10,233,613)	(18,982,578)	(195,124,884)	(366,283,627)
Net increase (decrease)	484,844	3,636,907	$17,096,008	$73,537,825
Class I
Shares sold	15,233,113	30,921,252	$292,783,105	$598,549,169
Reinvestment of distributions	1,891,163	107,536	38,182,588	1,933,497
Shares redeemed	(13,076,407)	(20,585,127)	(248,018,087)	(404,458,678)
Net increase (decrease)	4,047,869	10,443,661	$82,947,606	$196,023,988
Class Z
Shares sold	19,331,041	15,802,092	$364,319,481	$310,522,031
Reinvestment of distributions	542,351	105,898	10,966,334	1,906,164
Shares redeemed	(13,450,466)	(39,162,372)	(246,864,372)	(771,524,954)
Net increase (decrease)	6,422,926	(23,254,382)	$128,421,443	$(459,096,759)

11. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

12. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2021 to April 30, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2021	Ending Account Value April 30, 2022	Expenses Paid During Period-B November 1, 2021 to April 30, 2022
Fidelity International Growth Fund
Class A	1.30%
Actual		$1,000.00	$806.60	$5.82
Hypothetical-C		$1,000.00	$1,018.35	$6.51
Class M	1.57%
Actual		$1,000.00	$805.10	$7.03
Hypothetical-C		$1,000.00	$1,017.01	$7.85
Class C	2.07%
Actual		$1,000.00	$803.40	$9.26
Hypothetical-C		$1,000.00	$1,014.53	$10.34
International Growth	1.01%
Actual		$1,000.00	$807.50	$4.53
Hypothetical-C		$1,000.00	$1,019.79	$5.06
Class I	1.02%
Actual		$1,000.00	$807.90	$4.57
Hypothetical-C		$1,000.00	$1,019.74	$5.11
Class Z	.90%
Actual		$1,000.00	$808.20	$4.04
Hypothetical-C		$1,000.00	$1,020.33	$4.51

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

IGF-SANN-0622
1.912353.112

Fidelity® Series Emerging Markets Fund

Fidelity® Series Emerging Markets Opportunities Fund

Fidelity® Series International Growth Fund

Fidelity® Series International Small Cap Fund

Fidelity® Series International Value Fund

Semi-Annual Report

April 30, 2022

Contents

Note to Shareholders
Fidelity® Series Emerging Markets Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Series Emerging Markets Opportunities Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Series International Growth Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Series International Small Cap Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Series International Value Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Fidelity® Series Emerging Markets Fund

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2022
Cayman Islands	20.0%
India	14.2%
Korea (South)	13.9%
Taiwan	11.3%
China	8.0%
United States of America*	6.7%
Brazil	5.2%
Indonesia	4.0%
South Africa	3.8%
Other	12.9%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2022

% of fund's net assets
Stocks and Equity Futures	97.9
Short-Term Investments and Net Other Assets (Liabilities)	2.1

Top Ten Stocks as of April 30, 2022

% of fund's net assets
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	7.9
Tencent Holdings Ltd. (Cayman Islands, Interactive Media & Services)	4.5
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	4.5
Reliance Industries Ltd. (India, Oil, Gas & Consumable Fuels)	3.5
Alibaba Group Holding Ltd. sponsored ADR (Cayman Islands, Internet & Direct Marketing Retail)	3.2
Al Rajhi Bank (Saudi Arabia, Banks)	2.0
Meituan Class B (Cayman Islands, Internet & Direct Marketing Retail)	1.7
ICICI Bank Ltd. (India, Banks)	1.7
POSCO (Korea (South), Metals & Mining)	1.5
MTN Group Ltd. (South Africa, Wireless Telecommunication Services)	1.4
31.9

Market Sectors as of April 30, 2022

% of fund's net assets
Financials	21.2
Information Technology	19.2
Consumer Discretionary	12.4
Communication Services	11.3
Materials	9.3
Energy	7.0
Consumer Staples	4.7
Health Care	3.8
Industrials	2.9
Real Estate	1.6
Utilities	0.7

Fidelity® Series Emerging Markets Fund

Schedule of Investments April 30, 2022 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.9%
	Shares	Value
Bermuda - 1.1%
Credicorp Ltd. (United States)	69,452	$9,646,188
Kunlun Energy Co. Ltd.	24,231,557	20,109,449

TOTAL BERMUDA		29,755,637

Brazil - 3.0%
Atacadao SA	603,600	2,511,363
Hypera SA	1,210,600	9,162,846
Localiza Rent A Car SA	1,729,234	18,516,702
Natura & Co. Holding SA (a)	3,430,445	12,898,992
Suzano Papel e Celulose SA	1,253,791	12,581,149
Vale SA	1,475,277	24,853,775
Vale SA sponsored ADR	159,400	2,692,266

TOTAL BRAZIL		83,217,093

Cayman Islands - 20.0%
Alibaba Group Holding Ltd. sponsored ADR (a)	919,079	89,233,380
Bilibili, Inc.:
ADR (a)(b)	990,974	24,120,307
Class Z (a)	226,000	5,502,845
Hansoh Pharmaceutical Group Co. Ltd. (c)	4,173,928	6,875,002
JD.com, Inc. sponsored ADR	613,350	37,819,161
KE Holdings, Inc. ADR (a)	1,095,695	15,536,955
Li Ning Co. Ltd.	1,026,236	7,998,657
Meituan Class B (a)(c)	2,208,582	47,321,975
NetEase, Inc. ADR	304,322	29,011,016
Parade Technologies Ltd.	458,297	21,807,262
Pinduoduo, Inc. ADR (a)	516,870	22,271,928
Shenzhou International Group Holdings Ltd.	420,363	5,703,892
Silergy Corp.	173,294	15,437,433
Tencent Holdings Ltd.	2,635,565	124,200,698
Trip.com Group Ltd. ADR (a)	767,034	18,140,354
Wuxi Biologics (Cayman), Inc. (a)(c)	4,404,162	32,506,312
XP, Inc. Class A (a)	326,838	8,043,483
XPeng, Inc. ADR (a)	1,022,934	25,174,406
Zai Lab Ltd. (a)	2,238,870	9,123,195
Zai Lab Ltd. ADR (a)	196,576	7,855,177

TOTAL CAYMAN ISLANDS		553,683,438

Chile - 0.2%
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	88,171	6,507,020
China - 8.0%
China Construction Bank Corp. (H Shares)	51,109,575	36,410,422
China Merchants Bank Co. Ltd. (H Shares)	1,622,900	9,781,624
Guangzhou Automobile Group Co. Ltd. (H Shares)	27,793,593	23,566,082
Haier Smart Home Co. Ltd.	992,728	3,507,105
Industrial & Commercial Bank of China Ltd. (H Shares)	31,930,797	19,248,099
Kweichow Moutai Co. Ltd. (A Shares)	83,746	23,111,961
Ping An Insurance Group Co. of China Ltd. (H Shares)	3,539,824	22,374,233
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	461,461	21,747,812
Sungrow Power Supply Co. Ltd. (A Shares)	2,182,899	20,581,908
Wuliangye Yibin Co. Ltd. (A Shares)	626,321	15,256,851
WuXi AppTec Co. Ltd. (H Shares) (c)	838,146	11,400,292
Yantai Jereh Oilfield Services (A Shares)	1,307,788	6,087,921
Zhejiang Sanhua Intelligent Controls Co. Ltd. (A Shares)	3,366,280	8,444,757

TOTAL CHINA		221,519,067

Hungary - 0.3%
Richter Gedeon PLC	448,276	8,940,855
India - 14.2%
Axis Bank Ltd. (a)	912,382	8,590,218
Bharti Airtel Ltd. (a)	3,123,450	29,940,516
Eicher Motors Ltd.	438,762	14,949,962
HDFC Bank Ltd.	2,200,281	39,398,601
Housing Development Finance Corp. Ltd.	567,850	16,363,776
ICICI Bank Ltd.	4,803,290	46,118,553
Infosys Ltd.	1,161,487	23,511,635
Larsen & Toubro Ltd.	813,131	17,849,036
Oil & Natural Gas Corp. Ltd.	16,731,791	34,633,169
Petronet LNG Ltd.	1,799,125	4,763,101
Reliance Industries Ltd.	2,474,099	89,534,342
Reliance Industries Ltd. sponsored GDR (c)	119,541	8,548,369
State Bank of India	851,813	5,464,271
Tata Consultancy Services Ltd.	167,532	7,711,941
Tata Steel Ltd.	1,941,926	31,846,247
Ultratech Cement Ltd.	140,100	12,051,302

TOTAL INDIA		391,275,039

Indonesia - 4.0%
PT Avia Avian	151,243,208	8,537,724
PT Bank Central Asia Tbk	49,152,134	27,568,036
PT Bank Mandiri (Persero) Tbk	46,222,416	28,382,184
PT Bank Rakyat Indonesia (Persero) Tbk	29,032,278	9,673,182
PT Telkom Indonesia Persero Tbk	52,881,883	16,835,522
PT United Tractors Tbk (d)	9,283,100	19,371,040

TOTAL INDONESIA		110,367,688

Korea (South) - 13.9%
Db Insurance Co. Ltd.	189,180	10,049,707
Hana Financial Group, Inc.	397,763	14,689,099
Hansol Chemical Co. Ltd.	84,191	16,112,567
Hyundai Fire & Marine Insurance Co. Ltd.	110,450	2,831,550
Hyundai Motor Co.	43,611	6,293,774
KB Financial Group, Inc.	542,001	25,082,019
Kia Corp.	177,904	11,606,721
LG Chemical Ltd.	66,565	27,117,736
LG Household & Health Care Ltd.	15,854	11,293,950
NAVER Corp.	126,868	28,110,705
POSCO	176,198	40,016,782
Samsung Electronics Co. Ltd.	2,311,952	122,556,961
Shinhan Financial Group Co. Ltd.	400,018	13,219,770
SK Hynix, Inc.	383,559	33,431,817
Woori Financial Group, Inc.	1,763,781	20,325,480

TOTAL KOREA (SOUTH)		382,738,638

Malaysia - 0.4%
Press Metal Bhd	8,155,700	11,180,804
Mexico - 3.7%
America Movil S.A.B. de CV Series L	13,371,547	13,013,448
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	123,039	9,195,935
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	750,415	16,377,739
Grupo Financiero Banorte S.A.B. de CV Series O	3,908,262	25,799,719
Grupo Mexico SA de CV Series B	4,232,105	19,809,897
Wal-Mart de Mexico SA de CV Series V	5,107,983	18,062,483

TOTAL MEXICO		102,259,221

Netherlands - 0.1%
Yandex NV Series A (a)(e)	583,741	2,002,138
Philippines - 1.0%
Ayala Land, Inc.	44,151,047	26,904,634
Russia - 0.0%
LUKOIL PJSC (e)	568,462	229,461
Sberbank of Russia (e)	5,098,115	40,878

TOTAL RUSSIA		270,339

Saudi Arabia - 3.7%
Al Rajhi Bank	1,190,918	56,072,336
Alinma Bank	2,449,987	27,074,747
Saudi Arabian Oil Co. (c)(d)	1,000,900	11,981,553
The Saudi National Bank (d)	313,003	6,592,523

TOTAL SAUDI ARABIA		101,721,159

South Africa - 3.8%
Absa Group Ltd. (b)	946,778	10,228,579
Capitec Bank Holdings Ltd.	116,539	16,267,649
Gold Fields Ltd. sponsored ADR (b)	809,700	10,874,271
Impala Platinum Holdings Ltd.	1,386,191	17,930,959
MTN Group Ltd.	3,726,661	39,524,950
Naspers Ltd. Class N	99,855	10,070,973

TOTAL SOUTH AFRICA		104,897,381

Taiwan - 11.3%
E.SUN Financial Holdings Co. Ltd.	10,819,619	12,364,260
eMemory Technology, Inc.	362,360	15,237,407
Hon Hai Precision Industry Co. Ltd. (Foxconn)	4,656,677	15,963,088
MediaTek, Inc.	999,531	27,570,503
Taiwan Semiconductor Manufacturing Co. Ltd.	12,083,595	218,625,914
Unimicron Technology Corp.	3,366,869	23,628,888

TOTAL TAIWAN		313,390,060

Thailand - 2.2%
Bangkok Bank PCL (For. Reg.)	2,316,389	8,744,600
CP ALL PCL (For. Reg.)	13,161,241	24,836,446
SCB X PCL (For. Reg.)	5,297,868	17,519,192
Thai Beverage PCL	19,813,623	9,760,378

TOTAL THAILAND		60,860,616

United Arab Emirates - 0.2%
First Abu Dhabi Bank PJSC	918,004	5,608,421
United States of America - 0.8%
Li Auto, Inc. ADR (a)	943,713	21,167,483
TOTAL COMMON STOCKS
(Cost $2,513,583,682)		2,538,266,731

Nonconvertible Preferred Stocks - 2.2%
Brazil - 2.2%
Banco Bradesco SA (PN)	1,132,811	4,119,771
Gerdau SA	2,894,302	16,374,281
Itau Unibanco Holding SA	4,613,502	22,274,556
Petroleo Brasileiro SA - Petrobras sponsored ADR (b)	1,384,600	18,789,022
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $56,928,747)		61,557,630
	Principal Amount	Value

Government Obligations - 0.3%
United States of America - 0.3%
U.S. Treasury Bills, yield at date of purchase 0.33% to 0.39% 6/2/22 to 6/16/22 (Cost $8,886,221)(f)	8,890,000	8,885,810
	Shares	Value

Money Market Funds - 7.5%
Fidelity Cash Central Fund 0.32% (g)	164,741,534	164,774,482
Fidelity Securities Lending Cash Central Fund 0.32% (g)(h)	41,600,890	41,605,050
TOTAL MONEY MARKET FUNDS
(Cost $206,379,532)		206,379,532
TOTAL INVESTMENT IN SECURITIES - 101.9%
(Cost $2,785,778,182)		2,815,089,703
NET OTHER ASSETS (LIABILITIES) - (1.9)%		(52,519,981)
NET ASSETS - 100%		$2,762,569,722

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	1,966	June 2022	$103,942,420	$1,736,355	$1,736,355

The notional amount of futures purchased as a percentage of Net Assets is 3.8%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $118,633,503 or 4.3% of net assets.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Level 3 security

 (f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $5,162,235.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.32%	$162,778,712	$735,510,838	$733,515,068	$107,967	$--	$--	$164,774,482	0.3%
Fidelity Securities Lending Cash Central Fund 0.32%	13,301,000	190,233,531	161,929,481	46,643	--	--	41,605,050	0.1%
Total	$176,079,712	$ 925,744,369	$ 895,444,549	$154,610	$--	$--	$206,379,532

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$312,262,145	$66,144,771	$244,115,236	$2,002,138
Consumer Discretionary	344,825,853	213,806,712	131,019,141	--
Consumer Staples	126,928,359	42,668,773	84,259,586	--
Energy	193,937,978	30,770,575	162,937,942	229,461
Financials	585,967,726	165,231,744	420,695,104	40,878
Health Care	107,611,491	25,958,878	81,652,613	--
Industrials	81,770,142	34,894,441	46,875,701	--
Information Technology	525,482,849	--	525,482,849	--
Materials	258,486,780	93,692,659	164,794,121	--
Real Estate	42,441,589	15,536,955	26,904,634	--
Utilities	20,109,449	--	20,109,449	--
Government Obligations	8,885,810	--	8,885,810	--
Money Market Funds	206,379,532	206,379,532	--	--
Total Investments in Securities:	$2,815,089,703	$895,085,040	$1,917,732,186	$2,272,477
Derivative Instruments:
Assets
Futures Contracts	$1,736,355	$1,736,355	$--	$--
Total Assets	$1,736,355	$1,736,355	$--	$--
Total Derivative Instruments:	$1,736,355	$1,736,355	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$1,736,355	$0
Total Equity Risk	1,736,355	0
Total Value of Derivatives	$1,736,355	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Fidelity® Series Emerging Markets Fund

Financial Statements

Statement of Assets and Liabilities

		April 30, 2022 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $42,496,414) — See accompanying schedule: Unaffiliated issuers (cost $2,579,398,650)	$2,608,710,171
Fidelity Central Funds (cost $206,379,532)	206,379,532
Total Investment in Securities (cost $2,785,778,182)		$2,815,089,703
Foreign currency held at value (cost $6,239,053)		6,228,219
Receivable for investments sold		7,384,595
Receivable for fund shares sold		19,525,951
Dividends receivable		4,261,869
Distributions receivable from Fidelity Central Funds		60,461
Receivable for daily variation margin on futures contracts		343,154
Receivable from investment adviser for expense reductions		29,705
Other receivables		1,100,521
Total assets		2,854,024,178
Liabilities
Payable for investments purchased
Regular delivery	$31,651,509
Delayed delivery	10,704,514
Payable for fund shares redeemed	390,372
Deferred taxes	6,885,520
Other payables and accrued expenses	217,491
Collateral on securities loaned	41,605,050
Total liabilities		91,454,456
Net Assets		$2,762,569,722
Net Assets consist of:
Paid in capital		$2,872,744,152
Total accumulated earnings (loss)		(110,174,430)
Net Assets		$2,762,569,722
Net Asset Value, offering price and redemption price per share ($2,762,569,722 ÷ 320,550,545 shares)		$8.62

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2022 (Unaudited)
Investment Income
Dividends		$30,319,081
Non-Cash dividends		4,787,144
Interest		2,593
Income from Fidelity Central Funds (including $46,643 from security lending)		154,610
Income before foreign taxes withheld		35,263,428
Less foreign taxes withheld		(4,033,426)
Total income		31,230,002
Expenses
Custodian fees and expenses	$515,280
Independent trustees' fees and expenses	5,377
Total expenses before reductions	520,657
Expense reductions	(315,667)
Total expenses after reductions		204,990
Net investment income (loss)		31,025,012
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $819)	(93,973,648)
Foreign currency transactions	(531,276)
Futures contracts	(22,942,499)
Total net realized gain (loss)		(117,447,423)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $2,889,720)	(634,025,033)
Assets and liabilities in foreign currencies	(120,883)
Futures contracts	4,738,920
Total change in net unrealized appreciation (depreciation)		(629,406,996)
Net gain (loss)		(746,854,419)
Net increase (decrease) in net assets resulting from operations		$(715,829,407)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2022 (Unaudited)	Year ended October 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$31,025,012	$58,276,181
Net realized gain (loss)	(117,447,423)	327,438,278
Change in net unrealized appreciation (depreciation)	(629,406,996)	193,605,419
Net increase (decrease) in net assets resulting from operations	(715,829,407)	579,319,878
Distributions to shareholders	(105,313,301)	(47,189,249)
Share transactions
Proceeds from sales of shares	373,062,151	595,001,775
Reinvestment of distributions	105,313,301	47,189,249
Cost of shares redeemed	(134,356,468)	(930,503,195)
Net increase (decrease) in net assets resulting from share transactions	344,018,984	(288,312,171)
Total increase (decrease) in net assets	(477,123,724)	243,818,458
Net Assets
Beginning of period	3,239,693,446	2,995,874,988
End of period	$2,762,569,722	$3,239,693,446
Other Information
Shares
Sold	37,032,627	51,314,277
Issued in reinvestment of distributions	9,925,853	4,297,746
Redeemed	(12,950,990)	(79,489,388)
Net increase (decrease)	34,007,490	(23,877,365)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Series Emerging Markets Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2022	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$11.31	$9.65	$9.48	$8.87	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.10	.20	.17	.30D	.01
Net realized and unrealized gain (loss)	(2.43)	1.62	.22	.35	(1.14)
Total from investment operations	(2.33)	1.82	.39	.65	(1.13)
Distributions from net investment income	(.30)	(.16)	(.22)	(.04)	–
Distributions from net realized gain	(.07)	–	–	–	–
Total distributions	(.36)E	(.16)	(.22)	(.04)	–
Net asset value, end of period	$8.62	$11.31	$9.65	$9.48	$8.87
Total ReturnF,G	(21.17)%	18.88%	4.16%	7.33%	(11.30)%
Ratios to Average Net AssetsC,H,I
Expenses before reductions	.03%J	.04%	.05%	.04%	.04%J
Expenses net of fee waivers, if any	.01%J	.01%	.01%	.01%	.01%J
Expenses net of all reductions	.01%J	.01%	.01%	.01%	.01%J
Net investment income (loss)	2.02%J	1.70%	1.86%	3.24%D	.65%J
Supplemental Data
Net assets, end of period (000 omitted)	$2,762,570	$3,239,693	$2,995,875	$2,065,165	$1,431,017
Portfolio turnover rateK	72%J	78%	117%L	47%	15%L,M

 A For the period August 29, 2018 (commencement of operations) through October 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.07 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s) the ratio of net investment income (loss) to average net assets would have been 2.50%.

 E Total distributions per share do not sum due to rounding.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 L Portfolio turnover rate excludes securities received or delivered in-kind.

 M Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Series Emerging Markets Opportunities Fund

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2022
Cayman Islands	21.1%
India	14.9%
Korea (South)	12.7%
Taiwan	9.2%
China	8.3%
United States of America*	6.1%
Brazil	5.8%
Saudi Arabia	3.5%
South Africa	2.9%
Other	15.5%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2022

% of fund's net assets
Stocks and Equity Futures	98.1
Short-Term Investments and Net Other Assets (Liabilities)	1.9

Top Ten Stocks as of April 30, 2022

% of fund's net assets
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	7.5
Tencent Holdings Ltd. (Cayman Islands, Interactive Media & Services)	4.7
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	4.3
Alibaba Group Holding Ltd. (Cayman Islands, Internet & Direct Marketing Retail)	3.0
HDFC Bank Ltd. (India, Banks)	2.1
Reliance Industries Ltd. (India, Oil, Gas & Consumable Fuels)	2.0
Meituan Class B (Cayman Islands, Internet & Direct Marketing Retail)	1.7
China Construction Bank Corp. (H Shares) (China, Banks)	1.6
Infosys Ltd. (India, IT Services)	1.5
Pinduoduo, Inc. ADR (Cayman Islands, Internet & Direct Marketing Retail)	1.4
29.8

Market Sectors as of April 30, 2022

% of fund's net assets
Financials	20.6
Information Technology	19.4
Consumer Discretionary	13.5
Materials	9.2
Communication Services	9.0
Consumer Staples	6.2
Industrials	4.7
Energy	4.6
Health Care	3.6
Utilities	2.8
Real Estate	2.0

Fidelity® Series Emerging Markets Opportunities Fund

Schedule of Investments April 30, 2022 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.9%
	Shares	Value
Belgium - 0.3%
Titan Cement International Trading SA (a)	5,832,100	$82,025,714
Bermuda - 1.1%
China Gas Holdings Ltd.	37,816,200	46,096,724
Credicorp Ltd. (United States)	943,822	131,087,438
Huanxi Media Group Ltd. (b)	152,516,354	26,452,188
Kerry Properties Ltd.	7,310,000	19,767,235
Kunlun Energy Co. Ltd.	64,876,000	53,839,736
Pacific Basin Shipping Ltd.	2,675,000	1,227,319
Shangri-La Asia Ltd. (b)	7,284,000	5,515,020

TOTAL BERMUDA		283,985,660

Brazil - 4.0%
Arezzo Industria e Comercio SA	1,707,959	30,908,705
Atacadao SA	38,316,600	159,421,609
Dexco SA	28,179,910	73,357,425
ENGIE Brasil Energia SA	4,578,700	38,804,505
Equatorial Energia SA	14,798,800	76,748,598
Localiza Rent A Car SA	4,882,100	52,277,708
LOG Commercial Properties e Participacoes SA (a)	5,669,311	27,440,935
Lojas Renner SA	10,009,905	48,086,094
Natura & Co. Holding SA (b)	12,622,801	47,463,642
Rede D'Oregon Sao Luiz SA (c)	6,901,100	51,270,220
Rumo SA	25,246,500	83,594,131
Suzano Papel e Celulose SA	7,870,900	78,980,441
Transmissora Alianca de Energia Eletrica SA unit	5,797,800	51,575,611
Vale SA sponsored ADR	12,262,070	207,106,362

TOTAL BRAZIL		1,027,035,986

British Virgin Islands - 0.0%
Fix Price Group Ltd. GDR (Reg. S) (d)	5,084,349	1,877,803
Canada - 1.0%
Barrick Gold Corp.	11,476,300	256,036,253
Cayman Islands - 21.0%
Akeso, Inc. (b)(c)(e)	7,181,545	13,397,705
Alibaba Group Holding Ltd. (b)	60,542,611	738,479,962
Alibaba Group Holding Ltd. sponsored ADR (b)	405,358	39,356,208
Angelalign Technology, Inc. (c)(e)	922,600	12,980,582
Ant International Co. Ltd. Class C (b)(d)(f)	9,361,123	15,258,630
Antengene Corp. (b)(c)	27,048,025	21,276,174
Archosaur Games, Inc. (c)	2,704,865	2,559,902
BeiGene Ltd. ADR (b)	36,400	5,824,000
Bilibili, Inc. ADR (b)(e)	6,064,541	147,610,928
BizLink Holding, Inc.	87,000	871,103
Chailease Holding Co. Ltd.	25,210,135	200,452,343
China Resources Land Ltd.	9,765,720	43,615,794
CIFI Holdings Group Co. Ltd.	77,174,646	37,122,370
CK Asset Holdings Ltd.	2,153,000	14,595,491
ENN Energy Holdings Ltd.	6,169,800	82,644,940
ESR Cayman Ltd. (b)(c)	5,691,800	17,278,075
GlobalFoundries, Inc.	313,356	16,385,385
Haitian International Holdings Ltd.	18,609,306	45,805,488
Hansoh Pharmaceutical Group Co. Ltd. (c)	21,419,724	35,281,071
Innovent Biologics, Inc. (b)(c)	8,635,862	26,783,618
Jacobio Pharmaceuticals Group Co. Ltd. (b)(c)	18,879,428	19,049,690
JD Health International, Inc. (b)(c)	2,526,058	15,747,596
JD.com, Inc.:
Class A	7,857,515	244,985,973
sponsored ADR (e)	1,498,686	92,408,979
KE Holdings, Inc. ADR (b)	282,300	4,003,014
Kuaishou Technology Class B (b)(c)	4,257,669	34,767,207
KWG Group Holdings Ltd. (e)	42,452,000	15,189,975
Li Ning Co. Ltd.	23,022,821	179,443,763
Longfor Properties Co. Ltd. (c)	8,868,666	43,922,840
Medlive Technology Co. Ltd. (c)	7,584,280	8,852,353
Meituan Class B (b)(c)	20,443,738	438,035,836
NetEase, Inc. ADR	1,568,056	149,482,778
PagSeguro Digital Ltd. (b)(e)	8,190,434	120,481,284
Parade Technologies Ltd.	777,213	36,982,323
Pinduoduo, Inc. ADR (b)	8,545,557	368,228,051
Sea Ltd. ADR (b)	1,917,159	158,664,079
Silergy Corp.	769,292	68,530,324
SITC International Holdings Co. Ltd.	10,732,000	35,678,209
StoneCo Ltd. Class A (b)	2,510,000	23,644,200
Tencent Holdings Ltd.	25,545,394	1,203,823,760
Tencent Music Entertainment Group ADR (b)	2,226,828	9,464,019
Tongdao Liepin Group (b)	8,174,379	15,144,005
Trip.com Group Ltd. ADR (b)	4,719,424	111,614,378
Uni-President China Holdings Ltd.	49,824,000	43,660,861
Wuxi Biologics (Cayman), Inc. (b)(c)	18,449,587	136,173,018
XP, Inc. Class A (b)	6,922,165	170,354,481
XPeng, Inc. ADR (b)	4,473,908	110,102,876
Zai Lab Ltd. (a)(b)	10,395,602	42,361,149
Zai Lab Ltd. ADR (a)(b)	49,300	1,970,028

TOTAL CAYMAN ISLANDS		5,420,346,818

Chile - 1.5%
Banco de Chile	1,167,675,484	116,595,018
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR (e)	3,806,262	280,902,136

TOTAL CHILE		397,497,154

China - 8.1%
Asymchem Laboratories Tianjin Co. Ltd. (H Shares) (c)	1,039,500	22,391,624
Bafang Electric Suzhou Co. Ltd. (A Shares)	1,333,474	30,964,039
Beijing Enlight Media Co. Ltd. (A Shares)	19,179,676	20,951,736
C&S Paper Co. Ltd. (A Shares)	22,304,700	35,260,881
China Communications Services Corp. Ltd. (H Shares)	82,018,000	37,354,339
China Construction Bank Corp. (H Shares)	590,360,000	420,572,010
China Merchants Shekou Industrial Zone Holdings Co. Ltd. (A Shares)	12,301,528	29,136,897
China Petroleum & Chemical Corp. (H Shares)	250,866,000	122,791,921
China Tower Corp. Ltd. (H Shares) (c)	151,064,235	17,630,613
Contemporary Amperex Technology Co. Ltd.	241,600	14,721,936
Daqin Railway Co. Ltd. (A Shares)	69,908,600	70,270,620
Flat Glass Group Co. Ltd. (e)	4,881,818	17,456,518
Gemdale Corp. (A Shares)	11,542,400	24,976,617
Great Wall Motor Co. Ltd. (H Shares)	13,754,972	19,262,830
Haier Smart Home Co. Ltd.	25,735,016	90,916,544
Haier Smart Home Co. Ltd. (A Shares)	1,171,203	4,541,963
Hongfa Technology Co. Ltd. (A Shares)	3,928,500	28,566,407
Pharmaron Beijing Co. Ltd. (H Shares) (c)	3,380,008	42,461,194
Ping An Insurance Group Co. of China Ltd. (H Shares)	51,354,000	324,594,203
Poly Developments & Holdings (A Shares)	9,435,134	25,896,243
Proya Cosmetics Co. Ltd. (A Shares)	3,637,879	110,677,253
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	2,059,439	97,057,588
Sinopec Engineering Group Co. Ltd. (H Shares)	41,612,687	21,743,882
Sinopharm Group Co. Ltd. (H Shares)	12,140,800	27,938,164
Sungrow Power Supply Co. Ltd. (A Shares)	1,808,950	17,056,053
TravelSky Technology Ltd. (H Shares)	20,398,000	30,804,560
Tsingtao Brewery Co. Ltd. (H Shares)	25,395,384	205,605,160
Venus MedTech Hangzhou, Inc. (H Shares) (b)(c)(e)	6,306,987	11,578,406
WuXi AppTec Co. Ltd. (H Shares) (c)	3,062,604	41,656,918
Yunnan Botanee Bio-Technology Group Co., Ltd.:
(A Shares)	12,700	376,832
(A Shares)	1,543,426	45,851,734
Zhejiang Sanhua Intelligent Controls Co. Ltd. (A Shares)	9,087,795	22,797,931
Zhuzhou CRRC Times Electric Co. Ltd. (H Shares)	15,632,000	61,453,669

TOTAL CHINA		2,095,317,285

Cyprus - 0.0%
TCS Group Holding PLC GDR (d)	4,004,379	5,023,694
Germany - 0.4%
Delivery Hero AG (b)(c)	2,587,719	90,966,009
Greece - 0.5%
Alpha Bank SA (b)	86,064,100	96,877,441
Piraeus Financial Holdings SA (b)	20,813,647	30,047,896

TOTAL GREECE		126,925,337

Hong Kong - 1.3%
AIA Group Ltd.	12,431,800	122,127,014
China Merchants Holdings International Co. Ltd.	410,000	715,777
China Overseas Land and Investment Ltd.	15,712,400	48,540,000
China Resources Beer Holdings Co. Ltd.	21,018,666	123,460,295
Guangdong Investment Ltd.	36,850,000	47,180,622

TOTAL HONG KONG		342,023,708

Hungary - 0.1%
Richter Gedeon PLC	1,755,800	35,019,391
India - 14.6%
Adani Ports & Special Economic Zone Ltd.	13,710,847	152,133,840
Apollo Hospitals Enterprise Ltd.	1,236,600	71,520,897
Bajaj Finance Ltd.	2,169,177	186,761,336
Bandhan Bank Ltd. (c)	29,752,232	128,860,301
Bharat Electronics Ltd.	21,950,700	67,855,885
CE Info Systems Ltd.	819,784	15,724,692
Divi's Laboratories Ltd.	785,600	45,931,819
Embassy Office Parks (REIT)	3,962,700	19,868,253
HDFC Bank Ltd.	30,125,088	539,424,883
HDFC Standard Life Insurance Co. Ltd. (c)	9,979,024	75,573,598
Indraprastha Gas Ltd.	11,469,294	52,545,427
Indus Towers Ltd.	2,517,300	6,835,311
Infosys Ltd.	4,490,943	90,908,820
Infosys Ltd. sponsored ADR	15,998,440	317,889,003
ITC Ltd.	28,049,554	94,424,410
JK Cement Ltd. (a)	4,816,431	165,909,854
Larsen & Toubro Ltd.	6,721,544	147,544,590
Mahanagar Gas Ltd.	3,111,734	31,103,520
Manappuram General Finance & Leasing Ltd.	30,717,187	45,742,025
Maruti Suzuki India Ltd.	596,379	59,658,774
NTPC Ltd.	41,441,645	84,012,764
Oberoi Realty Ltd. (b)	3,179,572	39,562,778
Oil & Natural Gas Corp. Ltd.	44,557,600	92,229,868
Petronet LNG Ltd.	11,676,680	30,913,473
Pine Labs Private Ltd. (d)(f)	9,606	5,375,518
Power Grid Corp. of India Ltd.	40,444,554	119,706,810
Reliance Industries Ltd.	14,233,992	515,109,178
Shree Cement Ltd.	380,668	127,926,358
Shriram Transport Finance Co. Ltd.	5,114,657	79,352,144
Sun Pharmaceutical Industries Ltd.	2,114,300	25,526,744
Tata Motors Ltd. (b)	13,562,907	76,659,025
Tata Steel Ltd.	6,789,500	111,343,116
Titan Co. Ltd.	1,669,951	53,221,347
Torrent Pharmaceuticals Ltd.	785,936	28,734,829
Vijaya Diagnostic Centre Pvt Ltd.	1,850,800	11,000,195
Voltas Ltd.	2,668,306	43,678,468
Wipro Ltd.	1,655,473	10,863,959

TOTAL INDIA		3,771,433,812

Indonesia - 2.2%
PT Astra International Tbk (g)	55,245,200	28,845,812
PT Bank Central Asia Tbk (h)	397,707,060	223,062,596
PT Bank Rakyat Indonesia (Persero) Tbk (h)	822,097,939	273,912,466
PT Dayamitra Telekomunikasi Tbk	104,720,900	5,493,251
PT United Tractors Tbk	17,356,200	36,217,174

TOTAL INDONESIA		567,531,299

Japan - 1.0%
Capcom Co. Ltd.	637,798	16,829,651
JEOL Ltd.	335,300	15,057,846
JTOWER, Inc. (b)	280,327	13,173,566
Money Forward, Inc. (b)	542,062	18,431,005
Renesas Electronics Corp. (b)	4,288,352	45,790,886
Sumco Corp.	1,581,300	22,773,359
Tokyo Electron Ltd.	55,123	23,258,968
Z Holdings Corp.	27,733,066	108,875,544

TOTAL JAPAN		264,190,825

Korea (South) - 12.4%
AMOREPACIFIC Group, Inc.	1,966,599	76,956,947
Coway Co. Ltd.	1,164,470	64,875,291
Hana Financial Group, Inc.	3,405,239	125,753,005
Hanon Systems	3,903,700	34,748,237
Hyundai Fire & Marine Insurance Co. Ltd.	637,714	16,348,747
Hyundai Mobis	384,560	62,230,255
Kakao Corp.	1,879,913	130,620,275
Kakao Pay Corp. (b)	339,348	29,856,860
KB Financial Group, Inc.	4,742,555	219,469,809
Kia Corp.	3,125,092	203,885,639
LG Chemical Ltd.	140,306	57,158,884
LG Corp.	950,738	54,611,644
NAVER Corp.	371,500	82,314,901
NCSOFT Corp.	133,686	44,036,899
Netmarble Corp. (c)	146,088	10,922,779
POSCO	1,072,336	243,540,992
S-Oil Corp.	808,710	65,815,081
Samsung Biologics Co. Ltd. (b)(c)	180,398	118,355,754
Samsung Electronics Co. Ltd.	20,938,460	1,109,951,258
Samsung SDI Co. Ltd.	231,215	109,554,618
SK Hynix, Inc.	3,541,962	308,724,931
Studio Dragon Corp. (b)	468,518	30,604,965

TOTAL KOREA (SOUTH)		3,200,337,771

Luxembourg - 0.3%
Adecoagro SA (e)	896,318	10,083,578
Globant SA (b)	78,876	17,036,427
Tenaris SA sponsored ADR	1,914,600	57,782,628

TOTAL LUXEMBOURG		84,902,633

Mauritius - 0.0%
Jumo World Ltd. (d)	2,021	9,452,864
Mexico - 2.3%
CEMEX S.A.B. de CV sponsored ADR (b)	38,578,400	169,744,960
Corporacion Inmobiliaria Vesta S.A.B. de CV	18,126,460	33,585,448
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	5,930,900	91,268,984
Grupo Aeroportuario Norte S.A.B. de CV	4,411,100	30,954,329
Grupo Financiero Banorte S.A.B. de CV Series O	30,758,078	203,044,162
Wal-Mart de Mexico SA de CV Series V	19,802,300	70,023,471

TOTAL MEXICO		598,621,354

Netherlands - 0.3%
ASML Holding NV (Netherlands)	69,265	39,310,555
CTP BV (c)	380,012	5,380,535
CTP BV rights (b)(g)	380,012	72,161
NXP Semiconductors NV	117,515	20,083,314
X5 Retail Group NV GDR (Reg. S) (d)	6,393,700	1,334,941
Yandex NV Series A (b)(d)(e)	6,677,608	22,903,127

TOTAL NETHERLANDS		89,084,633

Panama - 0.2%
Copa Holdings SA Class A (b)(e)	526,559	39,686,752
Philippines - 0.3%
Ayala Land, Inc.	38,499,124	23,460,482
SM Investments Corp.	2,563,000	41,575,997

TOTAL PHILIPPINES		65,036,479

Poland - 0.2%
CD Projekt RED SA (e)	1,463,828	39,618,357
Russia - 0.0%
Gazprom OAO sponsored ADR (Reg. S) (d)	10,986,900	2,509,847
LSR Group OJSC (d)	98,230	128,862
LUKOIL PJSC sponsored ADR (d)	2,479,000	701,284
Novatek PJSC GDR (Reg. S) (d)	648,900	165,774
Sberbank of Russia (d)	12,899,053	103,427
Sberbank of Russia sponsored ADR (d)	19,633,994	349,485
Severstal PAO GDR (Reg. S) (d)	6,035,400	142,496

TOTAL RUSSIA		4,101,175

Saudi Arabia - 3.5%
Al Rajhi Bank (h)	6,859,747	322,979,450
Alinma Bank	15,856,100	175,225,377
Saudi Arabian Oil Co. (c)	8,892,100	106,445,369
Saudi Tadawul Group Holding Co.	2,216,600	119,493,580
The Saudi National Bank (g)	8,537,253	179,813,103

TOTAL SAUDI ARABIA		903,956,879

Singapore - 0.9%
First Resources Ltd. (a)	93,233,400	142,198,948
United Overseas Bank Ltd.	3,756,200	80,406,173

TOTAL SINGAPORE		222,605,121

South Africa - 2.9%
Capitec Bank Holdings Ltd. (e)	1,123,961	156,893,426
FirstRand Ltd. (e)	44,018,061	189,571,772
Impala Platinum Holdings Ltd.	20,647,702	267,086,639
Pick 'n Pay Stores Ltd. (a)	37,149,184	134,340,294

TOTAL SOUTH AFRICA		747,892,131

Taiwan - 9.2%
ECLAT Textile Co. Ltd.	865,000	14,201,322
eMemory Technology, Inc.	566,000	23,800,564
GlobalWafers Co. Ltd.	509,000	8,875,607
MediaTek, Inc.	7,560,667	208,549,200
Taiwan Semiconductor Manufacturing Co. Ltd.	105,830,819	1,914,774,481
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	188,800	17,545,184
Unified-President Enterprises Corp.	38,914,000	90,082,638
Unimicron Technology Corp.	6,478,000	45,462,991
Wiwynn Corp.	1,270,000	43,452,792

TOTAL TAIWAN		2,366,744,779

Thailand - 0.4%
Land & House PCL (For. Reg.)	55,067,500	15,317,618
PTT Global Chemical PCL (For. Reg.)	54,494,700	79,076,571

TOTAL THAILAND		94,394,189

Turkey - 0.4%
Aselsan A/S	36,147,111	59,643,676
Bim Birlesik Magazalar A/S JSC	8,450,000	47,547,522

TOTAL TURKEY		107,191,198

United Kingdom - 0.8%
Helios Towers PLC (b)	9,156,900	12,791,411
Mondi PLC (e)	2,652,863	50,018,863
Prudential PLC	11,012,148	137,084,173

TOTAL UNITED KINGDOM		199,894,447

United States of America - 1.7%
Airbnb, Inc. Class A (b)	90,300	13,834,863
Dlocal Ltd.	1,226,938	27,814,684
FirstCash Holdings, Inc.	1,821,441	145,314,563
Li Auto, Inc. ADR (b)(e)	6,667,981	149,562,814
Marvell Technology, Inc.	394,888	22,935,095
NVIDIA Corp.	78,572	14,572,749
Salesforce.com, Inc. (b)	135,074	23,764,920
Snap, Inc. Class A (b)	474,737	13,511,015
Yum China Holdings, Inc.	632,146	26,423,703

TOTAL UNITED STATES OF AMERICA		437,734,406

TOTAL COMMON STOCKS
(Cost $22,200,835,879)		23,978,491,916

Preferred Stocks - 2.7%
Convertible Preferred Stocks - 0.5%
Cayman Islands - 0.1%
Creditas Financial Solutions Ltd. Series F (d)(f)	70,500	22,206,259
China - 0.2%
ByteDance Ltd. Series E1 (b)(d)(f)	399,541	51,169,216
dMed Biopharmaceutical Co. Ltd. Series C (b)(d)(f)	769,712	7,635,543
		58,804,759
India - 0.2%
Meesho Series F (d)(f)	431,274	33,066,770

TOTAL CONVERTIBLE PREFERRED STOCKS		114,077,788

Nonconvertible Preferred Stocks - 2.2%
Brazil - 1.8%
Ambev SA sponsored ADR	54,926,500	159,836,115
Companhia de Transmissao de Energia Eletrica Paulista (PN)	4,383,700	22,308,861
Metalurgica Gerdau SA (PN)	57,952,422	133,160,633
Petroleo Brasileiro SA - Petrobras:
(PN) sponsored ADR (non-vtg.)	6,877,900	84,391,833
sponsored ADR	5,010,300	67,989,771
		467,687,213
India - 0.1%
Pine Labs Private Ltd.:
Series 1 (d)(f)	22,959	12,847,856
Series A (d)(f)	5,737	3,210,425
Series B (d)(f)	6,242	3,493,023
Series B2 (d)(f)	5,049	2,825,420
Series C (d)(f)	9,391	5,255,204
Series C1 (d)(f)	1,978	1,106,889
Series D (d)(f)	2,116	1,184,114
		29,922,931
Korea (South) - 0.3%
Hyundai Motor Co. Series 2	942,451	70,167,120
United States of America - 0.0%
Gupshup, Inc. (d)(f)	566,129	10,767,774

TOTAL NONCONVERTIBLE PREFERRED STOCKS		578,545,038

TOTAL PREFERRED STOCKS
(Cost $529,532,723)		692,622,826
	Principal Amount	Value

Government Obligations - 0.2%
United States of America - 0.2%
U.S. Treasury Bills, yield at date of purchase 0.29% to 0.38% 5/26/22 to 6/9/22 (Cost $53,911,060)(i)	53,930,000	53,909,456
	Shares	Value

Money Market Funds - 3.9%
Fidelity Cash Central Fund 0.32% (j)	653,570,933	653,701,647
Fidelity Securities Lending Cash Central Fund 0.32% (j)(k)	347,165,629	347,200,345
TOTAL MONEY MARKET FUNDS
(Cost $1,000,883,513)		1,000,901,992
TOTAL INVESTMENT IN SECURITIES - 99.7%
(Cost $23,785,163,175)		25,725,926,190
NET OTHER ASSETS (LIABILITIES) - 0.3%		84,419,307
NET ASSETS - 100%		$25,810,345,497

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	12,342	June 2022	$652,521,540	$(551,730)	$(551,730)

The notional amount of futures purchased as a percentage of Net Assets is 2.5%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Affiliated company

 (b) Non-income producing

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,549,598,987 or 6.0% of net assets.

 (d) Level 3 security

 (e) Security or a portion of the security is on loan at period end.

 (f) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $175,402,641 or 0.7% of net assets.

 (g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (h) A portion of the security sold on a delayed delivery basis.

 (i) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $8,207,566.

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (k) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Ant International Co. Ltd. Class C	5/16/18	$35,678,747
ByteDance Ltd. Series E1	11/18/20	$43,779,377
Creditas Financial Solutions Ltd. Series F	1/28/22	$22,206,259
dMed Biopharmaceutical Co. Ltd. Series C	12/1/20	$10,932,333
Gupshup, Inc.	6/8/21	$12,944,653
Meesho Series F	9/21/21	$33,066,770
Pine Labs Private Ltd.	6/30/21	$3,581,693
Pine Labs Private Ltd. Series 1	6/30/21	$8,560,493
Pine Labs Private Ltd. Series A	6/30/21	$2,139,098
Pine Labs Private Ltd. Series B	6/30/21	$2,327,392
Pine Labs Private Ltd. Series B2	6/30/21	$1,882,570
Pine Labs Private Ltd. Series C	6/30/21	$3,501,528
Pine Labs Private Ltd. Series C1	6/30/21	$737,517
Pine Labs Private Ltd. Series D	6/30/21	$788,972

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.32%	$91,212,294	$9,634,735,715	$9,072,246,360	$ 440,918	$--	$(2)	$653,701,647	1.3%
Fidelity Securities Lending Cash Central Fund 0.32%	671,802,601	2,213,632,859	2,538,235,115	1,344,782	--	--	347,200,345	0.9%
Total	$763,014,895	$11,848,368,574	$11,610,481,475	$ 1,785,700	$--	$(2)	$1,000,901,992

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
First Resources Ltd.	$112,766,729	$12,593,355	$3,204,185	$--	$(565,051)	$20,608,100	$142,198,948
JK Cement Ltd.	206,550,633	13,006,552	5,988,594	--	(352,137)	(47,306,600)	165,909,854
LOG Commercial Properties e Participacoes SA	9,222,095	15,152,476	--	900,552	--	3,066,364	27,440,935
Pick 'n Pay Stores Ltd.	143,251,457	1,628,627	--	694,971	--	(10,539,790)	134,340,294
Titan Cement International Trading SA	105,966,764	--	3,882,745	2,924,966	(3,202,522)	(16,855,783)	82,025,714
Zai Lab Ltd.	--	12,216,566	2,056,292	--	(407,149)	(51,252,178)	42,361,149
Zai Lab Ltd. ADR	--	1,877,776	--	--	--	92,252	1,970,028
Total	$577,757,678	$56,475,352	$15,131,816	$4,520,489	$(4,526,859)	$(102,187,635)	$596,246,922

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$2,311,908,701	$478,732,819	$1,810,272,755	$22,903,127
Consumer Discretionary	3,519,756,831	990,526,671	2,527,352,357	1,877,803
Consumer Staples	1,598,607,131	494,375,937	1,102,896,253	1,334,941
Energy	1,183,063,201	316,609,601	863,076,695	3,376,905
Financials	5,289,188,892	1,563,907,172	3,672,887,361	52,394,359
Health Care	977,086,520	94,083,639	875,367,338	7,635,543
Industrials	1,236,262,303	357,425,580	878,836,723	--
Information Technology	4,976,293,725	622,152,245	4,223,839,271	130,302,209
Materials	2,383,517,697	1,199,288,210	1,184,086,991	142,496
Real Estate	488,861,623	65,029,397	423,703,364	128,862
Utilities	706,568,118	189,437,575	517,130,543	--
Government Obligations	53,909,456	--	53,909,456	--
Money Market Funds	1,000,901,992	1,000,901,992	--	--
Total Investments in Securities:	$25,725,926,190	$7,372,470,838	$18,133,359,107	$220,096,245
Derivative Instruments:
Liabilities
Futures Contracts	$(551,730)	$(551,730)	$--	$--
Total Liabilities	$(551,730)	$(551,730)	$--	$--
Total Derivative Instruments:	$(551,730)	$(551,730)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(551,730)
Total Equity Risk	0	(551,730)
Total Value of Derivatives	$0	$(551,730)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Fidelity® Series Emerging Markets Opportunities Fund

Financial Statements

Statement of Assets and Liabilities

		April 30, 2022 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $317,694,913) — See accompanying schedule: Unaffiliated issuers (cost $22,278,703,480)	$24,128,777,276
Fidelity Central Funds (cost $1,000,883,513)	1,000,901,992
Other affiliated issuers (cost $505,576,182)	596,246,922
Total Investment in Securities (cost $23,785,163,175)		$25,725,926,190
Cash		2,689
Foreign currency held at value (cost $65,786,215)		64,151,723
Receivable for investments sold
Regular delivery		115,652,926
Delayed delivery		47,915,647
Receivable for fund shares sold		578,166,614
Dividends receivable		37,685,417
Distributions receivable from Fidelity Central Funds		573,394
Receivable from investment adviser for expense reductions		145,840
Other receivables		3,798,304
Total assets		26,574,018,744
Liabilities
Payable for investments purchased
Regular delivery	$296,352,148
Delayed delivery	28,416,182
Payable for fund shares redeemed	363,409
Payable for daily variation margin on futures contracts	1,835,550
Deferred taxes	86,187,570
Other payables and accrued expenses	3,323,138
Collateral on securities loaned	347,195,250
Total liabilities		763,673,247
Net Assets		$25,810,345,497
Net Assets consist of:
Paid in capital		$24,768,618,650
Total accumulated earnings (loss)		1,041,726,847
Net Assets		$25,810,345,497
Net Asset Value, offering price and redemption price per share ($25,810,345,497 ÷ 1,498,290,760 shares)		$17.23

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2022 (Unaudited)
Investment Income
Dividends (including $4,520,489 earned from other affiliated issuers)		$287,326,795
Non-Cash dividends		47,772,983
Interest		31,315
Income from Fidelity Central Funds (including $1,344,782 from security lending)		1,785,700
Income before foreign taxes withheld		336,916,793
Less foreign taxes withheld		(38,242,548)
Total income		298,674,245
Expenses
Custodian fees and expenses	$4,135,561
Independent trustees' fees and expenses	48,801
Total expenses before reductions	4,184,362
Expense reductions	(2,315,608)
Total expenses after reductions		1,868,754
Net investment income (loss)		296,805,491
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $11,672,465)	(430,268,808)
Affiliated issuers	(4,401,182)
Foreign currency transactions	(6,798,110)
Futures contracts	(87,804,866)
Total net realized gain (loss)		(529,272,966)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $42,630,107)	(6,238,696,712)
Fidelity Central Funds	(2)
Other affiliated issuers	(102,187,635)
Assets and liabilities in foreign currencies	(319,874)
Futures contracts	2,984,007
Total change in net unrealized appreciation (depreciation)		(6,338,220,216)
Net gain (loss)		(6,867,493,182)
Net increase (decrease) in net assets resulting from operations		$(6,570,687,691)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2022 (Unaudited)	Year ended October 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$296,805,491	$563,417,592
Net realized gain (loss)	(529,272,966)	2,456,466,938
Change in net unrealized appreciation (depreciation)	(6,338,220,216)	2,113,225,691
Net increase (decrease) in net assets resulting from operations	(6,570,687,691)	5,133,110,221
Distributions to shareholders	(3,331,305,613)	(909,906,288)
Share transactions
Proceeds from sales of shares	4,672,845,330	5,298,433,914
Reinvestment of distributions	3,331,305,613	909,906,288
Cost of shares redeemed	(1,480,349,727)	(8,072,789,703)
Net increase (decrease) in net assets resulting from share transactions	6,523,801,216	(1,864,449,501)
Total increase (decrease) in net assets	(3,378,192,088)	2,358,754,432
Net Assets
Beginning of period	29,188,537,585	26,829,783,153
End of period	$25,810,345,497	$29,188,537,585
Other Information
Shares
Sold	230,302,369	208,064,485
Issued in reinvestment of distributions	156,693,585	37,646,102
Redeemed	(70,728,749)	(311,910,589)
Net increase (decrease)	316,267,205	(66,200,002)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Series Emerging Markets Opportunities Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$24.69	$21.49	$19.39	$17.66	$21.35	$16.79
Income from Investment Operations
Net investment income (loss)A,B	.22	.47	.35	.57C	.45	.30
Net realized and unrealized gain (loss)	(4.98)	3.48	2.26	2.71	(3.52)	4.49
Total from investment operations	(4.76)	3.95	2.61	3.28	(3.07)	4.79
Distributions from net investment income	(.68)	(.33)	(.50)	(.41)	(.39)	(.19)
Distributions from net realized gain	(2.01)	(.41)	(.02)	(1.14)	(.23)	(.04)
Total distributions	(2.70)D	(.75)D	(.51)D	(1.55)	(.62)	(.23)
Net asset value, end of period	$17.23	$24.69	$21.49	$19.39	$17.66	$21.35
Total ReturnE,F	(21.37)%	18.44%	13.66%	20.13%	(14.82)%	29.04%
Ratios to Average Net AssetsB,G,H
Expenses before reductions	.03%I	.03%	.04%	.04%	.05%	.59%
Expenses net of fee waivers, if any	.01%I	.01%	.01%	.01%	.01%	.57%
Expenses net of all reductions	.01%I	.01%	.01%	.01%	.01%	.56%
Net investment income (loss)	2.12%I	1.82%	1.78%	3.12%C	2.16%	1.63%
Supplemental Data
Net assets, end of period (000 omitted)	$25,810,345	$29,188,538	$26,829,783	$18,675,048	$13,597,809	$15,747,447
Portfolio turnover rateJ	42%I	69%	42%K	54%	64%	56%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.15 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s) the ratio of net investment income (loss) to average net assets would have been 2.29%.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Series International Growth Fund

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2022
United States of America*	23.5%
Japan	12.6%
Switzerland	10.1%
France	8.5%
Netherlands	8.0%
Germany	6.1%
Sweden	5.5%
United Kingdom	4.3%
Hong Kong	3.5%
Other	17.9%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2022

% of fund's net assets
Stocks	93.9
Short-Term Investments and Net Other Assets (Liabilities)	6.1

Top Ten Stocks as of April 30, 2022

% of fund's net assets
ASML Holding NV (Netherlands) (Netherlands, Semiconductors & Semiconductor Equipment)	5.5
Nestle SA (Reg. S) (Switzerland, Food Products)	5.1
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	4.6
LVMH Moet Hennessy Louis Vuitton SE (France, Textiles, Apparel & Luxury Goods)	4.2
Linde PLC (Germany, Chemicals)	3.0
Keyence Corp. (Japan, Electronic Equipment & Components)	2.7
Marsh & McLennan Companies, Inc. (United States of America, Insurance)	2.6
Recruit Holdings Co. Ltd. (Japan, Professional Services)	2.4
AIA Group Ltd. (Hong Kong, Insurance)	2.4
ASSA ABLOY AB (B Shares) (Sweden, Building Products)	2.2
34.7

Market Sectors as of April 30, 2022

% of fund's net assets
Industrials	23.4
Information Technology	22.3
Financials	12.6
Health Care	9.6
Consumer Discretionary	8.5
Materials	6.6
Consumer Staples	5.7
Communication Services	3.7
Real Estate	0.8
Energy	0.7

Fidelity® Series International Growth Fund

Schedule of Investments April 30, 2022 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.8%
	Shares	Value
Bailiwick of Jersey - 1.4%
Experian PLC	5,758,289	$198,858,786
Belgium - 1.0%
Azelis Group NV	1,547,183	38,104,617
UCB SA	910,500	103,498,977

TOTAL BELGIUM		141,603,594

Canada - 3.0%
CAE, Inc. (a)	3,256,500	77,442,163
Canadian Pacific Railway Ltd.	2,927,540	214,144,657
Franco-Nevada Corp.	794,628	120,173,065

TOTAL CANADA		411,759,885

Denmark - 1.0%
Vestas Wind Systems A/S	5,267,100	134,316,355
Finland - 0.5%
Kone OYJ (B Shares)	1,352,400	65,020,272
France - 8.5%
Edenred SA	2,278,390	114,425,666
Lectra	908,600	37,668,324
Legrand SA	2,258,444	200,130,166
LVMH Moet Hennessy Louis Vuitton SE	892,296	577,436,255
Safran SA	1,704,200	183,028,435
Sanofi SA	616,800	65,192,635

TOTAL FRANCE		1,177,881,481

Germany - 6.1%
Deutsche Borse AG	999,945	174,084,986
Linde PLC (b)	1,303,701	408,889,554
SAP SE	1,491,329	151,140,238
Vonovia SE	2,668,562	106,318,160

TOTAL GERMANY		840,432,938

Hong Kong - 3.5%
AIA Group Ltd.	33,045,901	324,634,986
Hong Kong Exchanges and Clearing Ltd.	3,741,625	158,715,900

TOTAL HONG KONG		483,350,886

India - 1.6%
Housing Development Finance Corp. Ltd.	2,193,800	63,218,901
Kotak Mahindra Bank Ltd. (a)	2,459,400	56,964,906
Reliance Industries Ltd.	925,000	33,474,516
Reliance Industries Ltd. sponsored GDR (c)	919,700	65,767,685

TOTAL INDIA		219,426,008

Ireland - 1.5%
CRH PLC sponsored ADR	5,187,640	205,326,791
Italy - 1.4%
Interpump Group SpA	1,749,620	70,736,714
Prada SpA	19,229,100	119,646,155

TOTAL ITALY		190,382,869

Japan - 12.6%
Azbil Corp.	4,725,405	143,473,128
FANUC Corp.	1,075,315	164,768,421
Hoya Corp.	2,512,600	249,355,797
Keyence Corp.	916,687	368,512,063
Lasertec Corp.	919,300	122,819,771
Misumi Group, Inc.	6,870,106	172,263,266
OSG Corp.	2,029,046	25,489,863
Recruit Holdings Co. Ltd.	9,187,405	333,333,877
SHO-BOND Holdings Co. Ltd.	2,013,800	84,640,060
USS Co. Ltd.	4,502,000	74,949,525

TOTAL JAPAN		1,739,605,771

Kenya - 0.6%
Safaricom Ltd.	269,131,800	78,322,467
Netherlands - 8.0%
Aalberts Industries NV	591,459	28,740,348
Airbus Group NV	2,185,000	239,196,112
ASML Holding NV (Netherlands)	1,326,546	752,865,953
IMCD NV	527,700	84,021,723

TOTAL NETHERLANDS		1,104,824,136

New Zealand - 0.3%
Auckland International Airport Ltd. (a)	8,574,162	43,068,068
Norway - 0.6%
Adevinta ASA Class B (a)	4,273,402	33,013,854
Schibsted ASA (B Shares)	2,431,254	46,734,444

TOTAL NORWAY		79,748,298

South Africa - 0.3%
Clicks Group Ltd.	1,772,922	34,614,604
Spain - 3.0%
Amadeus IT Holding SA Class A (a)	4,872,964	305,354,158
Cellnex Telecom SA (c)	2,212,942	103,145,904

TOTAL SPAIN		408,500,062

Sweden - 5.5%
ASSA ABLOY AB (B Shares) (b)	12,220,437	308,836,644
Atlas Copco AB (A Shares) (b)	6,573,361	298,015,651
Epiroc AB (A Shares)	7,704,036	156,184,403

TOTAL SWEDEN		763,036,698

Switzerland - 10.1%
Nestle SA (Reg. S)	5,483,580	707,897,762
Roche Holding AG (participation certificate)	1,712,304	634,946,382
Schindler Holding AG:
(participation certificate)	134,581	25,856,459
(Reg.)	156,202	29,986,770

TOTAL SWITZERLAND		1,398,687,373

Taiwan - 1.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	11,957,885	216,351,468
United Kingdom - 4.3%
Compass Group PLC	10,752,200	226,891,318
Dechra Pharmaceuticals PLC	1,219,000	55,239,423
InterContinental Hotel Group PLC ADR	1,621,930	105,117,283
Rightmove PLC	11,770,592	90,481,701
Spectris PLC	3,031,486	110,873,236

TOTAL UNITED KINGDOM		588,602,961

United States of America - 17.4%
Alphabet, Inc. Class A (a)	58,087	132,565,571
Autoliv, Inc.	968,634	71,368,953
Lam Research Corp.	503,465	234,493,858
Marsh & McLennan Companies, Inc.	2,239,031	362,051,313
MasterCard, Inc. Class A	555,331	201,796,179
Moody's Corp.	661,559	209,370,192
MSCI, Inc.	471,727	198,714,999
NICE Ltd. sponsored ADR (a)(b)	793,154	163,714,917
Otis Worldwide Corp.	904,400	65,876,496
PriceSmart, Inc.	566,832	45,034,802
ResMed, Inc.	1,106,018	221,170,419
S&P Global, Inc.	549,080	206,728,620
Sherwin-Williams Co.	590,941	162,485,137
Visa, Inc. Class A	590,470	125,846,871

TOTAL UNITED STATES OF AMERICA		2,401,218,327

TOTAL COMMON STOCKS
(Cost $8,930,477,408)		12,924,940,098

Convertible Preferred Stocks - 0.1%
China - 0.1%
ByteDance Ltd. Series E1 (a)(d)(e)
(Cost $18,859,141)	172,113	22,042,512

Money Market Funds - 7.9%
Fidelity Cash Central Fund 0.32% (f)	521,323,584	521,427,849
Fidelity Securities Lending Cash Central Fund 0.32% (f)(g)	564,234,775	564,291,199
TOTAL MONEY MARKET FUNDS
(Cost $1,085,719,048)		1,085,719,048
TOTAL INVESTMENT IN SECURITIES - 101.8%
(Cost $10,035,055,597)		14,032,701,658
NET OTHER ASSETS (LIABILITIES) - (1.8)%		(253,962,552)
NET ASSETS - 100%		$13,778,739,106

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $168,913,589 or 1.2% of net assets.

 (d) Level 3 security

 (e) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $22,042,512 or 0.2% of net assets.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
ByteDance Ltd. Series E1	11/18/20	$18,859,141

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.32%	$289,691,163	$2,700,777,546	$2,469,040,860	$259,356	$--	$--	$521,427,849	1.0%
Fidelity Securities Lending Cash Central Fund 0.32%	40,631,762	1,135,463,569	611,804,132	91,451	--	--	564,291,199	1.5%
Total	$330,322,925	$ 3,836,241,115	$ 3,080,844,992	$350,807	$--	$--	$1,085,719,048

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$484,263,941	$210,888,038	$273,375,903	$--
Consumer Discretionary	1,175,409,489	176,486,236	998,923,253	--
Consumer Staples	787,547,168	45,034,802	742,512,366	--
Energy	99,242,201	--	99,242,201	--
Financials	1,754,484,803	976,865,124	777,619,679	--
Health Care	1,329,403,633	221,170,419	1,108,233,214	--
Industrials	3,242,060,326	357,463,316	2,884,597,010	--
Information Technology	3,071,378,342	725,851,825	2,323,484,005	22,042,512
Materials	896,874,547	487,984,993	408,889,554	--
Real Estate	106,318,160	--	106,318,160	--
Money Market Funds	1,085,719,048	1,085,719,048	--	--
Total Investments in Securities:	$14,032,701,658	$4,287,463,801	$9,723,195,345	$22,042,512

See accompanying notes which are an integral part of the financial statements.

Fidelity® Series International Growth Fund

Financial Statements

Statement of Assets and Liabilities

		April 30, 2022 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $529,997,119) — See accompanying schedule: Unaffiliated issuers (cost $8,949,336,549)	$12,946,982,610
Fidelity Central Funds (cost $1,085,719,048)	1,085,719,048
Total Investment in Securities (cost $10,035,055,597)		$14,032,701,658
Foreign currency held at value (cost $2,218,901)		2,212,873
Receivable for investments sold		22,773,175
Receivable for fund shares sold		239,761,219
Dividends receivable		23,004,972
Reclaims receivable		39,978,628
Distributions receivable from Fidelity Central Funds		192,494
Other receivables		26,371
Total assets		14,360,651,390
Liabilities
Payable to custodian bank	$4,394
Payable for investments purchased	14,683,563
Payable for fund shares redeemed	1,147,232
Other payables and accrued expenses	1,785,896
Collateral on securities loaned	564,291,199
Total liabilities		581,912,284
Net Assets		$13,778,739,106
Net Assets consist of:
Paid in capital		$9,321,648,270
Total accumulated earnings (loss)		4,457,090,836
Net Assets		$13,778,739,106
Net Asset Value, offering price and redemption price per share ($13,778,739,106 ÷ 899,939,187 shares)		$15.31

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2022 (Unaudited)
Investment Income
Dividends		$103,531,980
Foreign tax reclaims		9,236,601
Income from Fidelity Central Funds (including $91,451 from security lending)		350,807
Income before foreign taxes withheld		113,119,388
Less foreign taxes withheld		(18,493,874)
Total income		94,625,514
Expenses
Custodian fees and expenses	$582,913
Independent trustees' fees and expenses	25,523
Interest	220
Total expenses before reductions	608,656
Expense reductions	(126)
Total expenses after reductions		608,530
Net investment income (loss)		94,016,984
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $724,347)	431,952,947
Foreign currency transactions	(76,783)
Total net realized gain (loss)		431,876,164
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $2,861,309)	(3,616,473,789)
Assets and liabilities in foreign currencies	(2,887,408)
Total change in net unrealized appreciation (depreciation)		(3,619,361,197)
Net gain (loss)		(3,187,485,033)
Net increase (decrease) in net assets resulting from operations		$(3,093,468,049)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2022 (Unaudited)	Year ended October 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$94,016,984	$150,726,737
Net realized gain (loss)	431,876,164	1,036,472,737
Change in net unrealized appreciation (depreciation)	(3,619,361,197)	2,647,507,454
Net increase (decrease) in net assets resulting from operations	(3,093,468,049)	3,834,706,928
Distributions to shareholders	(1,228,456,975)	(1,893,653,837)
Share transactions
Proceeds from sales of shares	2,193,407,125	2,688,569,606
Reinvestment of distributions	1,228,456,975	1,893,653,837
Cost of shares redeemed	(788,324,426)	(2,614,147,031)
Net increase (decrease) in net assets resulting from share transactions	2,633,539,674	1,968,076,412
Total increase (decrease) in net assets	(1,688,385,350)	3,909,129,503
Net Assets
Beginning of period	15,467,124,456	11,557,994,953
End of period	$13,778,739,106	$15,467,124,456
Other Information
Shares
Sold	124,051,693	140,533,087
Issued in reinvestment of distributions	65,032,132	110,675,268
Redeemed	(43,212,432)	(138,785,466)
Net increase (decrease)	145,871,393	112,422,889

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Series International Growth Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$20.51	$18.01	$17.07	$14.96	$16.22	$13.37
Income from Investment Operations
Net investment income (loss)A,B	.11	.20	.20	.37C	.30	.21
Net realized and unrealized gain (loss)	(3.72)D	5.19	1.38	2.74	(1.05)	2.97
Total from investment operations	(3.61)	5.39	1.58	3.11	(.75)	3.18
Distributions from net investment income	(.28)	(.24)	(.37)	(.28)	(.24)	(.16)
Distributions from net realized gain	(1.31)	(2.65)	(.27)	(.72)	(.27)	(.17)
Total distributions	(1.59)	(2.89)	(.64)	(1.00)	(.51)	(.33)
Net asset value, end of period	$15.31	$20.51	$18.01	$17.07	$14.96	$16.22
Total ReturnE,F	(19.06)%	33.10%	9.39%	22.58%	(4.82)%	24.42%
Ratios to Average Net AssetsB,G,H
Expenses before reductions	.01%I	.01%	.01%	.01%	.01%	.51%
Expenses net of fee waivers, if any	.01%I	.01%	.01%	.01%	.01%	.51%
Expenses net of all reductions	.01%I	.01%	.01%	.01%	- %J	.51%
Net investment income (loss)	1.26%I	1.06%	1.18%	2.38%C	1.84%	1.41%
Supplemental Data
Net assets, end of period (000 omitted)	$13,778,739	$15,467,124	$11,557,995	$16,501,791	$14,113,600	$14,784,814
Portfolio turnover rateK	23%I	24%	16%L	24%	33%	23%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.07 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s) the ratio of net investment income (loss) to average net assets would have been 1.92%.

 D The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount represents less than .005%.

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Series International Small Cap Fund

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2022
Japan	30.7%
United Kingdom	16.6%
Sweden	9.1%
United States of America*	6.9%
Germany	5.4%
Netherlands	4.9%
France	3.8%
Canada	3.1%
Norway	2.4%
Other	17.1%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2022

% of fund's net assets
Stocks	96.4
Short-Term Investments and Net Other Assets (Liabilities)	3.6

Top Ten Stocks as of April 30, 2022

% of fund's net assets
AddTech AB (B Shares) (Sweden, Trading Companies & Distributors)	3.2
Aalberts Industries NV (Netherlands, Machinery)	2.9
Lagercrantz Group AB (B Shares) (Sweden, Electronic Equipment & Components)	2.6
Azbil Corp. (Japan, Electronic Equipment & Components)	2.5
Spirax-Sarco Engineering PLC (United Kingdom, Machinery)	2.5
Spectris PLC (United Kingdom, Electronic Equipment & Components)	2.5
Dechra Pharmaceuticals PLC (United Kingdom, Pharmaceuticals)	2.3
OBIC Co. Ltd. (Japan, IT Services)	2.2
CTS Eventim AG (Germany, Entertainment)	2.2
Interpump Group SpA (Italy, Machinery)	1.7
24.6

Market Sectors as of April 30, 2022

% of fund's net assets
Industrials	29.7
Information Technology	18.2
Health Care	12.8
Consumer Discretionary	9.1
Communication Services	6.2
Consumer Staples	5.7
Financials	5.4
Real Estate	4.4
Materials	3.5
Energy	1.4

Fidelity® Series International Small Cap Fund

Schedule of Investments April 30, 2022 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.9%
	Shares	Value
Australia - 0.9%
Aub Group Ltd.	276,474	$4,476,333
Flight Centre Travel Group Ltd. (a)(b)	225,000	3,513,785
Imdex Ltd.	4,045,348	7,096,910
Steadfast Group Ltd.	4,597,408	16,644,387

TOTAL AUSTRALIA		31,731,415

Austria - 0.3%
Mayr-Melnhof Karton AG	24,700	4,346,382
Wienerberger AG	234,882	6,630,211

TOTAL AUSTRIA		10,976,593

Bailiwick of Jersey - 0.5%
Integrated Diagnostics Holdings PLC (c)	15,716,953	17,263,358
Belgium - 1.4%
Azelis Group NV	606,587	14,939,258
Econocom Group SA	806,500	3,081,548
Fagron NV	485,500	9,106,910
KBC Ancora	603,411	24,413,137

TOTAL BELGIUM		51,540,853

Bermuda - 0.3%
Kerry Properties Ltd.	1,450,000	3,920,997
Lancashire Holdings Ltd.	1,426,400	7,559,768

TOTAL BERMUDA		11,480,765

Brazil - 0.1%
LOG Commercial Properties e Participacoes SA	1,050,000	5,082,272
Canada - 3.1%
CAE, Inc. (a)	675,000	16,052,038
Cogeco Communications, Inc.	57,300	4,705,679
Computer Modelling Group Ltd.	524,050	1,945,836
ECN Capital Corp.	985,550	4,464,952
McCoy Global, Inc. (a)	1,107,650	844,975
MTY Food Group, Inc. (b)	96,600	3,904,906
North West Co., Inc. (b)	111,400	3,107,042
Osisko Gold Royalties Ltd.	675,000	8,307,126
Parkland Corp.	182,500	5,183,844
Real Matters, Inc. (a)	740,000	2,626,708
Richelieu Hardware Ltd.	1,071,905	30,430,370
Summit Industrial Income REIT	2,032,200	32,176,039
Total Energy Services, Inc. (a)	333,800	2,096,887

TOTAL CANADA		115,846,402

Cayman Islands - 0.4%
Chlitina Holding Ltd.	1,825,000	11,448,188
WH Group Ltd. (c)	5,700,000	3,936,418

TOTAL CAYMAN ISLANDS		15,384,606

China - 0.1%
COSCO Shipping Energy Transportation Co. Ltd. (H Shares)	5,844,000	3,065,891
Denmark - 1.5%
Cadeler A/S (a)	650,000	2,335,297
Netcompany Group A/S (a)(c)	243,351	13,533,294
SimCorp A/S	235,279	16,471,082
Spar Nord Bank A/S	1,776,597	22,556,690

TOTAL DENMARK		54,896,363

Finland - 0.6%
Huhtamaki Oyj	115,489	4,365,515
Musti Group OYJ	632,778	14,888,377
Olvi Oyj (A Shares)	74,900	2,496,925

TOTAL FINLAND		21,750,817

France - 3.8%
Altarea SCA	21,100	3,229,507
Antin Infrastructure Partners SA	48,389	1,257,075
ARGAN SA	65,600	7,716,019
Elis SA	185,000	2,653,131
Exclusive Networks SA	200,000	3,780,367
Laurent-Perrier Group SA	149,831	14,185,916
Lectra	891,600	36,963,545
LISI	785,186	17,752,045
Maisons du Monde SA (c)	392,100	6,687,186
Somfy SA	22,000	2,932,336
Stef SA	51,700	5,059,084
Thermador Groupe SA	27,000	2,709,821
Vetoquinol SA	270,074	35,168,000
Vicat SA	101,000	3,037,175

TOTAL FRANCE		143,131,207

Germany - 4.9%
CompuGroup Medical AG	203,417	10,873,228
CTS Eventim AG (a)	1,189,238	81,624,634
DIC Asset AG	341,000	4,770,559
Nexus AG	618,016	30,138,773
NORMA Group AG	98,000	2,417,645
Rheinmetall AG	90,391	20,376,315
Scout24 AG (c)	284,500	17,994,153
Shop Apotheke Europe NV (a)(c)	29,000	2,391,599
Synlab AG	249,302	3,720,447
Talanx AG	85,000	3,534,273
Wacker Chemie AG	31,800	5,045,643

TOTAL GERMANY		182,887,269

Greece - 0.1%
Mytilineos SA	234,500	4,342,440
Hungary - 0.2%
Richter Gedeon PLC	342,100	6,823,177
India - 1.1%
Embassy Office Parks (REIT)	5,636,200	28,258,876
Indian Energy Exchange Ltd. (c)	5,035,208	13,942,620

TOTAL INDIA		42,201,496

Indonesia - 0.1%
PT Selamat Sempurna Tbk	29,000,000	3,125,643
Ireland - 1.0%
Adient PLC (a)	47,100	1,607,994
Bank of Ireland Group PLC	400,000	2,424,283
Cairn Homes PLC	8,742,034	10,534,243
Irish Residential Properties REIT PLC	11,269,000	17,312,103
Mincon Group PLC	3,865,000	5,017,808

TOTAL IRELAND		36,896,431

Israel - 1.8%
Ituran Location & Control Ltd. (d)	1,069,635	24,002,609
Maytronics Ltd.	974,422	17,422,280
Strauss Group Ltd.	579,764	15,540,245
Tel Aviv Stock Exchange Ltd.	1,791,957	8,506,295

TOTAL ISRAEL		65,471,429

Italy - 1.9%
Intercos SpA (a)	269,000	3,770,559
Interpump Group SpA	1,615,037	65,295,555
MARR SpA	131,400	2,127,941

TOTAL ITALY		71,194,055

Japan - 30.7%
Ai Holdings Corp.	649,692	8,529,314
Aoki Super Co. Ltd.	307,387	6,765,065
Arcland Sakamoto Co. Ltd.	193,700	2,318,603
Artnature, Inc.	1,119,300	6,383,152
ASKUL Corp.	350,000	4,285,943
Aucnet, Inc.	696,460	8,193,068
Azbil Corp.	3,114,825	94,572,568
Bank of Kyoto Ltd.	61,153	2,664,292
BayCurrent Consulting, Inc.	11,300	3,704,901
Broadleaf Co. Ltd. (d)	5,982,673	16,904,511
Central Automotive Products Ltd.	183,879	2,959,802
CKD Corp.	149,900	1,941,162
Curves Holdings Co. Ltd.	4,513,859	26,458,103
Daiichikosho Co. Ltd.	949,914	25,909,042
Daikokutenbussan Co. Ltd.	197,500	7,268,618
Digital Hearts Holdings Co. Ltd. (d)	1,326,350	17,287,456
Dip Corp.	121,200	3,951,464
Dowa Holdings Co. Ltd.	98,000	4,168,983
Eiken Chemical Co. Ltd.	129,200	1,711,161
Elecom Co. Ltd.	190,000	2,278,348
Food & Life Companies Ltd.	103,300	2,451,373
Fujitec Co. Ltd.	461,700	9,950,561
Funai Soken Holdings, Inc.	1,018,757	17,084,772
GMO Internet, Inc.	241,181	4,820,047
Goldcrest Co. Ltd.	1,733,600	22,547,303
Inaba Denki Sangyo Co. Ltd.	336,300	6,595,662
Iwatani Corp.	55,000	2,188,274
Iwatsuka Confectionary Co. Ltd.	105,800	3,225,316
JEOL Ltd.	966,700	43,413,122
JINS Holdings, Inc.	62,600	2,063,194
JTOWER, Inc. (a)	119,000	5,592,235
Kamigumi Co. Ltd.	250,000	4,244,726
Kobayashi Pharmaceutical Co. Ltd.	360,400	24,577,363
Koshidaka Holdings Co. Ltd.	3,555,459	21,218,459
Kusuri No Aoki Holdings Co. Ltd.	245,358	10,870,381
Kyoritsu Maintenance Co. Ltd.	98,400	3,583,265
Lasertec Corp.	474,560	63,401,882
Maruwa Ceramic Co. Ltd.	28,000	3,264,689
MCJ Co. Ltd.	490,000	3,204,976
Medikit Co. Ltd.	581,600	10,341,823
Meitec Corp.	67,000	3,556,357
Miroku Jyoho Service Co., Ltd.	791,391	8,036,164
Misumi Group, Inc.	1,456,300	36,515,738
Mitsuboshi Belting Ltd.	638,552	9,781,094
Monex Group, Inc.	380,000	1,733,086
Nabtesco Corp.	781,436	17,822,687
Nagaileben Co. Ltd.	1,513,000	22,527,977
Nihon Parkerizing Co. Ltd.	5,618,768	39,742,382
Nitto Kohki Co. Ltd.	228,200	2,643,545
NOF Corp.	184,400	6,921,358
NS Tool Co. Ltd. (d)	1,317,600	14,623,115
NSD Co. Ltd.	1,460,880	25,932,601
OBIC Co. Ltd.	565,900	83,605,691
OSG Corp.	2,160,875	27,145,963
PALTAC Corp.	122,000	4,446,658
Paramount Bed Holdings Co. Ltd.	721,612	12,018,411
Pole To Win Holdings, Inc.	878,677	6,705,469
ProNexus, Inc.	1,041,377	8,487,142
Qol Holdings Co. Ltd.	180,400	1,518,464
Relo Group, Inc.	273,600	3,908,264
Renesas Electronics Corp. (a)	281,200	3,002,645
Roland Corp.	195,000	6,729,432
San-Ai Obbli Co. Ltd.	1,956,110	14,359,920
Sekisui Jushi Corp.	116,700	1,595,685
Seria Co. Ltd.	90,600	1,771,765
SHO-BOND Holdings Co. Ltd.	1,437,200	60,405,549
Shoei Co. Ltd. (d)	1,500,400	55,663,862
SK Kaken Co. Ltd.	89,804	24,084,641
Software Service, Inc.	185,500	8,304,618
Sumco Corp.	410,500	5,911,885
Techno Medica Co. Ltd.	283,000	3,388,863
The Monogatari Corp.	246,996	10,299,766
TIS, Inc.	811,200	18,219,039
Tocalo Co. Ltd.	1,642,949	16,404,450
Tsuruha Holdings, Inc.	95,935	4,903,049
Ushio, Inc.	260,000	3,371,051
USS Co. Ltd.	1,868,300	31,103,554
Welcia Holdings Co. Ltd.	529,070	10,845,440
YAKUODO Holdings Co. Ltd.	674,500	9,354,404
Yamato Holdings Co. Ltd.	215,000	4,023,080

TOTAL JAPAN		1,144,309,843

Korea (South) - 0.6%
BGF Retail Co. Ltd.	103,588	14,738,497
Hansol Chemical Co. Ltd.	18,660	3,571,172
Soulbrain Co. Ltd.	16,000	3,060,532

TOTAL KOREA (SOUTH)		21,370,201

Luxembourg - 0.5%
B&M European Value Retail SA	546,831	3,350,482
Stabilus Se	362,600	17,078,958

TOTAL LUXEMBOURG		20,429,440

Mexico - 0.1%
Bolsa Mexicana de Valores S.A.B. de CV	1,173,400	2,324,777
Netherlands - 4.9%
Aalberts Industries NV	2,234,935	108,600,611
AerCap Holdings NV (a)	308,200	14,396,022
Arcadis NV	107,100	4,468,610
IMCD NV	259,900	41,381,932
Intertrust NV (a)(c)	190,000	3,920,680
RHI Magnesita NV	119,000	3,540,366
Van Lanschot NV (Bearer)	305,761	7,962,485

TOTAL NETHERLANDS		184,270,706

New Zealand - 0.1%
EBOS Group Ltd.	145,000	3,954,920
Norway - 2.4%
Atea ASA	172,647	2,057,211
Europris ASA (c)	1,304,800	6,630,039
Kongsberg Gruppen ASA	1,215,283	52,199,543
Medistim ASA	396,445	10,660,354
Selvaag Bolig ASA	840,200	3,969,358
TGS ASA	410,000	6,324,976
Volue A/S (a)	2,099,402	8,953,408

TOTAL NORWAY		90,794,889

Singapore - 0.2%
Boustead Singapore Ltd.	8,299,000	5,720,842
Keppel DC (REIT)	2,109,100	3,144,224

TOTAL SINGAPORE		8,865,066

South Africa - 0.5%
Clicks Group Ltd.	961,031	18,763,210
Spain - 1.1%
Cie Automotive SA	200,000	4,360,370
Compania de Distribucion Integral Logista Holdings SA	523,400	9,643,876
Fluidra SA	1,015,920	27,495,057

TOTAL SPAIN		41,499,303

Sweden - 9.1%
Addlife AB	1,934,001	42,731,877
AddTech AB (B Shares)	6,678,865	117,817,794
Arjo AB	370,000	2,777,537
Betsson AB (B Shares)	550,000	3,378,611
BHG Group AB (a)(b)	482,900	3,324,919
Dometic Group AB (c)	487,400	4,174,134
Hemnet Group AB	1,528,300	19,065,438
HEXPOL AB (B Shares)	535,400	4,597,033
Instalco AB	551,500	3,403,789
INVISIO AB	1,082,756	19,191,041
John Mattson Fastighetsforetag (a)	1,065,856	16,605,497
Lagercrantz Group AB (B Shares)	9,398,259	95,672,605
MIPS AB	36,600	2,599,312
Stillfront Group AB (a)	1,300,000	2,625,483

TOTAL SWEDEN		337,965,070

Switzerland - 1.2%
Dufry AG (a)	91,480	3,641,102
Galenica AG (c)	40,000	2,945,500
Kardex AG	14,990	2,852,763
PolyPeptide Group AG (c)	41,950	3,671,036
Tecan Group AG	94,855	28,505,610
VZ Holding AG	41,172	3,064,176

TOTAL SWITZERLAND		44,680,187

Taiwan - 0.5%
Addcn Technology Co. Ltd.	1,948,764	13,922,340
eMemory Technology, Inc.	52,000	2,186,624
International Games Systems Co. Ltd.	124,000	3,046,164

TOTAL TAIWAN		19,155,128

United Kingdom - 16.6%
Abcam PLC (a)	217,200	3,370,326
Alliance Pharma PLC	26,870,070	38,595,998
Avon Protection PLC	1,348,939	17,851,767
Beazley PLC	700,000	3,770,618
Bodycote PLC	3,746,461	29,057,017
Brewin Dolphin Holding PLC	998,300	6,393,791
Clarkson PLC	974,501	44,868,359
Close Brothers Group PLC	1,429	19,814
Computacenter PLC	60,200	2,022,700
Dechra Pharmaceuticals PLC	1,929,976	87,457,556
Discoverie Group PLC	380,100	3,605,547
Domino's Pizza UK & IRL PLC	736,300	3,189,326
DP Poland PLC (a)(d)	34,327,430	3,229,629
Energean PLC (a)	163,200	2,399,090
FDM Group Holdings PLC	187,700	2,368,799
Grainger Trust PLC	2,370,090	8,816,189
H&T Group PLC	600,000	2,620,006
Harbour Energy PLC	875,800	5,492,144
Helios Towers PLC (a)	5,212,116	7,280,883
Hill & Smith Holdings PLC	222,000	3,839,578
Howden Joinery Group PLC	3,292,682	31,173,528
Hyve Group PLC (a)	1,017,107	962,446
InterContinental Hotel Group PLC	33,000	2,106,711
J.D. Wetherspoon PLC (a)	623,500	5,665,563
Jet2 PLC (a)	300,000	4,607,096
John Wood Group PLC (a)	1,250,000	3,475,643
LSL Property Services PLC	694,900	3,377,157
Mears Group PLC	1,500,000	3,716,107
Mitie Group PLC	2,627,864	1,771,558
Naked Wines PLC (a)(b)	468,914	2,122,183
On The Beach Group PLC (a)(c)	1,651,900	4,738,222
Petershill Partners PLC (c)	900,000	2,910,104
Pets At Home Group PLC	1,898,700	7,370,003
Rightmove PLC	5,760,370	44,280,532
S4 Capital PLC (a)	601,600	2,275,464
Sabre Insurance Group PLC (c)	1,630,000	4,270,462
Softcat PLC	222,845	3,935,730
Spectris PLC	2,539,928	92,895,048
Spirax-Sarco Engineering PLC	622,199	93,887,054
Tate & Lyle PLC	525,362	5,106,311
Ten Entertainment Group PLC (a)	887,600	2,837,063
Ultra Electronics Holdings PLC	358,736	14,610,655
Vistry Group PLC	261,821	2,731,599

TOTAL UNITED KINGDOM		617,075,376

United States of America - 3.3%
Autoliv, Inc.	281,700	20,755,656
Concentrix Corp.	23,500	3,700,780
Morningstar, Inc.	191,100	48,392,253
PriceSmart, Inc.	300,788	23,897,607
ResMed, Inc.	140,400	28,075,788

TOTAL UNITED STATES OF AMERICA		124,822,084

TOTAL COMMON STOCKS
(Cost $2,713,038,105)		3,575,372,682

Nonconvertible Preferred Stocks - 0.5%
Germany - 0.5%
Sartorius AG (non-vtg.)
(Cost $1,397,781)	55,737	20,897,446

Money Market Funds - 3.5%
Fidelity Cash Central Fund 0.32% (e)	121,232,984	121,257,231
Fidelity Securities Lending Cash Central Fund 0.32% (e)(f)	8,813,088	8,813,970
TOTAL MONEY MARKET FUNDS
(Cost $130,070,240)		130,071,201
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $2,844,506,126)		3,726,341,329
NET OTHER ASSETS (LIABILITIES) - 0.1%		2,118,424
NET ASSETS - 100%		$3,728,459,753

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $109,008,805 or 2.9% of net assets.

 (d) Affiliated company

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.32%	$144,309,124	$512,240,291	$535,292,183	$87,412	$--	$(1)	$121,257,231	0.2%
Fidelity Securities Lending Cash Central Fund 0.32%	15,744,442	88,186,339	95,116,811	48,347	--	--	8,813,970	0.0%
Total	$160,053,566	$ 600,426,630	$ 630,408,994	$135,759	$--	$(1)	$130,071,201

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Avon Protection PLC	$48,128,171	$2,156,319	$8,358,044	$412,483	$(12,812,778)	$(11,261,901)	$--
Broadleaf Co. Ltd.	28,718,099	--	--	207,804	--	(11,813,588)	16,904,511
Digital Hearts Holdings Co. Ltd.	13,608,617	7,123,399	--	73,490	--	(3,444,560)	17,287,456
DP Poland PLC	3,295,626	242,908	--	--	--	(308,905)	3,229,629
Ituran Location & Control Ltd.	28,945,489	--	1,149,992	224,623	298,853	(4,091,741)	24,002,609
NS Tool Co. Ltd.	17,657,258	--	--	121,675	--	(3,034,143)	14,623,115
Shoei Co. Ltd.	67,483,152	1,356,438	1,975,015	196,839	401,442	(11,602,155)	55,663,862
Total	$207,836,412	$10,879,064	$11,483,051	$1,236,914	$(12,112,483)	$(45,556,993)	$131,711,182

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$227,643,722	$4,705,679	$222,938,043	$--
Consumer Discretionary	329,314,002	43,690,836	285,623,166	--
Consumer Staples	209,343,893	42,544,894	166,798,999	--
Energy	47,377,480	10,071,542	37,305,938	--
Financials	195,905,677	63,688,277	132,217,400	--
Health Care	488,443,816	34,898,965	453,544,851	--
Industrials	1,121,122,824	60,878,430	1,060,244,394	--
Information Technology	677,302,635	27,703,389	649,599,246	--
Materials	132,355,007	8,307,126	124,047,881	--
Real Estate	167,461,072	39,885,019	127,576,053	--
Money Market Funds	130,071,201	130,071,201	--	--
Total Investments in Securities:	$3,726,341,329	$466,445,358	$3,259,895,971	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity® Series International Small Cap Fund

Financial Statements

Statement of Assets and Liabilities

		April 30, 2022 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $8,344,119) — See accompanying schedule: Unaffiliated issuers (cost $2,618,675,068)	$3,464,558,946
Fidelity Central Funds (cost $130,070,240)	130,071,201
Other affiliated issuers (cost $95,760,818)	131,711,182
Total Investment in Securities (cost $2,844,506,126)		$3,726,341,329
Cash		27,409
Foreign currency held at value (cost $2,984,072)		2,984,072
Receivable for investments sold
Regular delivery		6,255,651
Delayed delivery		269,803
Receivable for fund shares sold		1,648,530
Dividends receivable		13,986,325
Reclaims receivable		3,522,412
Distributions receivable from Fidelity Central Funds		50,769
Other receivables		15,990
Total assets		3,755,102,290
Liabilities
Payable for investments purchased
Regular delivery	$13,118,645
Delayed delivery	269,803
Payable for fund shares redeemed	1,307,010
Deferred taxes	3,038,499
Other payables and accrued expenses	94,610
Collateral on securities loaned	8,813,970
Total liabilities		26,642,537
Net Assets		$3,728,459,753
Net Assets consist of:
Paid in capital		$2,761,958,639
Total accumulated earnings (loss)		966,501,114
Net Assets		$3,728,459,753
Net Asset Value, offering price and redemption price per share ($3,728,459,753 ÷ 225,494,209 shares)		$16.53

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2022 (Unaudited)
Investment Income
Dividends (including $1,236,914 earned from other affiliated issuers)		$37,799,471
Income from Fidelity Central Funds (including $48,347 from security lending)		135,759
Income before foreign taxes withheld		37,935,230
Less foreign taxes withheld		(3,694,669)
Total income		34,240,561
Expenses
Custodian fees and expenses	$208,416
Independent trustees' fees and expenses	7,657
Total expenses		216,073
Net investment income (loss)		34,024,488
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $668,666)	116,827,060
Affiliated issuers	(12,112,483)
Foreign currency transactions	(287,506)
Total net realized gain (loss)		104,427,071
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $123,339)	(1,152,482,631)
Affiliated issuers	(45,556,993)
Assets and liabilities in foreign currencies	(946,754)
Total change in net unrealized appreciation (depreciation)		(1,198,986,378)
Net gain (loss)		(1,094,559,307)
Net increase (decrease) in net assets resulting from operations		$(1,060,534,819)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2022 (Unaudited)	Year ended October 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$34,024,488	$60,448,635
Net realized gain (loss)	104,427,071	531,151,176
Change in net unrealized appreciation (depreciation)	(1,198,986,378)	803,627,779
Net increase (decrease) in net assets resulting from operations	(1,060,534,819)	1,395,227,590
Distributions to shareholders	(562,935,286)	(34,455,580)
Share transactions
Proceeds from sales of shares	163,437,718	462,541,841
Reinvestment of distributions	562,935,286	34,455,580
Cost of shares redeemed	(222,379,403)	(662,874,221)
Net increase (decrease) in net assets resulting from share transactions	503,993,601	(165,876,800)
Total increase (decrease) in net assets	(1,119,476,504)	1,194,895,210
Net Assets
Beginning of period	4,847,936,257	3,653,041,047
End of period	$3,728,459,753	$4,847,936,257
Other Information
Shares
Sold	8,272,011	21,517,155
Issued in reinvestment of distributions	27,025,218	1,762,434
Redeemed	(10,796,703)	(30,467,291)
Net increase (decrease)	24,500,526	(7,187,702)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Series International Small Cap Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$24.12	$17.55	$16.71	$16.43	$18.17	$15.02
Income from Investment Operations
Net investment income (loss)A,B	.15	.29	.22	.36	.38	.25
Net realized and unrealized gain (loss)	(4.91)	6.45	1.36	1.47	(.99)	3.47
Total from investment operations	(4.76)	6.74	1.58	1.83	(.61)	3.72
Distributions from net investment income	(.47)	(.17)	(.36)	(.37)	(.29)	(.15)
Distributions from net realized gain	(2.35)	–	(.38)	(1.18)	(.85)	(.42)
Total distributions	(2.83)C	(.17)	(.74)	(1.55)	(1.13)C	(.57)
Net asset value, end of period	$16.53	$24.12	$17.55	$16.71	$16.43	$18.17
Total ReturnD,E	(22.17)%	38.60%	9.60%	12.77%	(3.72)%	25.87%
Ratios to Average Net AssetsB,F,G
Expenses before reductions	.01%H	.01%	.01%	.01%	.01%	.56%
Expenses net of fee waivers, if any	.01%H	.01%	.01%	.01%	.01%	.56%
Expenses net of all reductions	.01%H	.01%	.01%	.01%	.01%	.55%
Net investment income (loss)	1.57%H	1.34%	1.36%	2.28%	2.08%	1.52%
Supplemental Data
Net assets, end of period (000 omitted)	$3,728,460	$4,847,936	$3,653,041	$3,498,064	$3,225,502	$3,572,161
Portfolio turnover rateI	25%H	32%	24%J	23%	14%	21%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Series International Value Fund

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2022
Japan	20.5%
France	14.3%
United Kingdom	13.4%
Germany	12.3%
Australia	7.2%
Switzerland	6.1%
Netherlands	2.8%
Italy	2.7%
United States of America*	2.7%
Other	18.0%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2022

% of fund's net assets
Stocks	97.3
Short-Term Investments and Net Other Assets (Liabilities)	2.7

Top Ten Stocks as of April 30, 2022

% of fund's net assets
BHP Group Ltd. (Australia, Metals & Mining)	3.8
Shell PLC ADR (United Kingdom, Oil, Gas & Consumable Fuels)	3.5
TotalEnergies SE (France, Oil, Gas & Consumable Fuels)	3.3
Toyota Motor Corp. (Japan, Automobiles)	3.1
Sanofi SA (France, Pharmaceuticals)	2.6
BP PLC (United Kingdom, Oil, Gas & Consumable Fuels)	2.2
Siemens AG (Germany, Industrial Conglomerates)	2.1
Zurich Insurance Group Ltd. (Switzerland, Insurance)	1.9
Glencore Xstrata PLC (Bailiwick of Jersey, Metals & Mining)	1.9
National Australia Bank Ltd. (Australia, Banks)	1.9
26.3

Market Sectors as of April 30, 2022

% of fund's net assets
Financials	30.6
Materials	15.0
Industrials	13.6
Energy	10.5
Health Care	8.2
Consumer Discretionary	6.9
Information Technology	3.5
Utilities	2.6
Communication Services	2.4
Real Estate	2.1
Consumer Staples	1.9

Fidelity® Series International Value Fund

Schedule of Investments April 30, 2022 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.2%
	Shares	Value
Australia - 7.2%
BHP Group Ltd.	15,792,930	$527,727,577
Evolution Mining Ltd.	10,126,229	28,653,207
Macquarie Group Ltd.	1,308,608	188,391,242
National Australia Bank Ltd.	11,307,294	258,130,774

TOTAL AUSTRALIA		1,002,902,800

Austria - 0.6%
Erste Group Bank AG	2,518,164	78,404,978
Bailiwick of Jersey - 2.4%
Ferguson PLC	531,555	66,683,143
Glencore Xstrata PLC	42,858,827	264,081,809

TOTAL BAILIWICK OF JERSEY		330,764,952

Belgium - 2.2%
Anheuser-Busch InBev SA NV	2,342,200	134,769,049
KBC Group NV	2,248,487	152,968,774
UCB SA	110,900	12,606,300

TOTAL BELGIUM		300,344,123

Canada - 0.8%
Nutrien Ltd.	1,148,500	112,860,810
Denmark - 0.4%
ORSTED A/S (a)	468,211	51,798,417
Finland - 1.2%
Sampo Oyj (A Shares) (b)	3,520,887	170,965,341
France - 14.3%
Air Liquide SA	1,367,400	236,571,664
ALTEN	214,108	28,734,939
AXA SA (b)	8,879,479	234,906,952
BNP Paribas SA (b)	4,713,670	244,410,338
Capgemini SA	436,648	88,892,384
Sanofi SA (b)	3,433,206	362,872,478
Teleperformance	262,731	94,297,052
TotalEnergies SE	9,355,392	459,377,574
VINCI SA (b)	1,498,129	145,369,233
Vivendi SA (b)	7,333,986	84,235,078

TOTAL FRANCE		1,979,667,692

Germany - 11.2%
Bayer AG	2,516,582	165,769,886
Deutsche Post AG	3,234,707	138,194,735
Hannover Reuck SE	853,263	132,623,211
HeidelbergCement AG	954,277	54,973,436
Linde PLC	558,974	175,315,222
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	322,017	76,685,351
Rheinmetall AG	835,841	188,418,750
RWE AG	3,555,800	147,634,642
Siemens AG	2,431,407	298,953,634
Vonovia SE	4,422,402	176,192,887

TOTAL GERMANY		1,554,761,754

Hong Kong - 0.7%
AIA Group Ltd.	9,390,247	92,247,529
India - 0.9%
Reliance Industries Ltd. sponsored GDR (a)	1,727,800	123,554,862
Indonesia - 0.5%
PT Bank Rakyat Indonesia (Persero) Tbk	195,745,637	65,219,930
Ireland - 1.8%
CRH PLC	4,006,908	158,372,499
Ryanair Holdings PLC sponsored ADR (b)(c)	1,068,500	93,301,420

TOTAL IRELAND		251,673,919

Italy - 2.7%
Assicurazioni Generali SpA (b)	5,534,198	104,779,464
Enel SpA	22,547,950	146,626,913
Mediobanca SpA	12,660,755	126,896,893

TOTAL ITALY		378,303,270

Japan - 20.5%
DENSO Corp.	2,117,096	129,026,969
Fujitsu Ltd.	672,500	101,647,810
Hitachi Ltd.	3,651,600	173,182,490
Hoya Corp.	1,135,942	112,733,313
Ibiden Co. Ltd.	1,137,244	42,500,935
Idemitsu Kosan Co. Ltd.	2,636,576	69,487,159
Itochu Corp.	5,412,553	163,356,157
Minebea Mitsumi, Inc.	5,161,951	99,038,061
Mitsubishi Estate Co. Ltd.	3,329,433	48,498,454
Mitsubishi UFJ Financial Group, Inc.	37,637,024	218,798,194
Mitsui Fudosan Co. Ltd.	2,421,396	51,318,476
OBIC Co. Ltd.	371,842	54,935,691
ORIX Corp.	8,448,133	154,085,256
Recruit Holdings Co. Ltd.	1,200,216	43,545,773
Renesas Electronics Corp. (c)	7,053,700	75,319,184
Shin-Etsu Chemical Co. Ltd.	1,255,958	172,611,964
Shiseido Co. Ltd.	1,018,900	48,164,876
SoftBank Group Corp.	2,354,937	96,859,130
Sony Group Corp.	1,430,845	123,483,475
Sumitomo Mitsui Financial Group, Inc.	4,711,663	142,357,937
Suzuki Motor Corp.	2,778,982	83,772,732
Tokio Marine Holdings, Inc.	3,112,415	168,284,240
Tokyo Electron Ltd.	99,863	42,136,863
Toyota Motor Corp.	25,196,620	431,711,603

TOTAL JAPAN		2,846,856,742

Korea (South) - 0.5%
Samsung Electronics Co. Ltd.	1,275,635	67,621,624
Luxembourg - 0.9%
ArcelorMittal SA (Netherlands)	4,307,839	125,606,689
Netherlands - 2.8%
AerCap Holdings NV (c)	756,733	35,346,998
Airbus Group NV	944,387	103,383,844
NN Group NV	3,056,702	149,722,163
Universal Music Group NV	4,097,086	95,078,685

TOTAL NETHERLANDS		383,531,690

Singapore - 1.5%
United Overseas Bank Ltd. (b)	10,028,889	214,680,951
South Africa - 0.1%
Thungela Resources Ltd. (b)	644,174	10,925,107
Spain - 1.9%
Banco Santander SA (Spain) (b)	62,240,244	181,887,804
Cellnex Telecom SA (a)	1,089,138	50,765,056
Unicaja Banco SA (a)	27,736,831	26,127,809

TOTAL SPAIN		258,780,669

Sweden - 1.6%
Investor AB (B Shares) (b)	7,776,860	149,649,371
Sandvik AB (b)	3,952,100	74,806,587

TOTAL SWEDEN		224,455,958

Switzerland - 6.1%
Novartis AG	1,727,110	152,623,525
Roche Holding AG (participation certificate)	279,210	103,534,991
Swiss Life Holding AG	172,720	100,992,066
UBS Group AG (b)	13,314,870	224,222,411
Zurich Insurance Group Ltd.	583,120	265,477,000

TOTAL SWITZERLAND		846,849,993

United Kingdom - 13.4%
Anglo American PLC (United Kingdom)	5,506,240	243,876,802
AstraZeneca PLC (United Kingdom)	1,700,599	226,930,033
BAE Systems PLC	15,943,400	147,263,721
Barratt Developments PLC	7,152,170	43,757,288
Beazley PLC	7,742,217	41,704,203
BP PLC	62,368,931	301,104,433
Imperial Brands PLC	3,483,401	72,508,826
Lloyds Banking Group PLC	260,158,246	147,760,445
Shell PLC ADR	9,100,348	486,231,594
Standard Chartered PLC (United Kingdom)	22,608,122	154,556,391

TOTAL UNITED KINGDOM		1,865,693,736

TOTAL COMMON STOCKS
(Cost $11,224,205,734)		13,338,473,536

Nonconvertible Preferred Stocks - 1.1%
Germany - 1.1%
Porsche Automobil Holding SE (Germany)
(Cost $117,333,204)	1,806,677	149,014,589

Money Market Funds - 9.6%
Fidelity Cash Central Fund 0.32% (d)	246,968,359	247,017,753
Fidelity Securities Lending Cash Central Fund 0.32% (d)(e)	1,079,433,204	1,079,541,147
TOTAL MONEY MARKET FUNDS
(Cost $1,326,558,900)		1,326,558,900
TOTAL INVESTMENT IN SECURITIES - 106.9%
(Cost $12,668,097,838)		14,814,047,025
NET OTHER ASSETS (LIABILITIES) - (6.9)%		(958,866,996)
NET ASSETS - 100%		$13,855,180,029

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $252,246,144 or 1.8% of net assets.

 (b) Security or a portion of the security is on loan at period end.

 (c) Non-income producing

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.32%	$296,762,755	$2,445,797,073	$2,495,542,075	$185,761	$--	$--	$247,017,753	0.5%
Fidelity Securities Lending Cash Central Fund 0.32%	293,807,795	2,344,089,757	1,558,356,405	597,157	--	--	1,079,541,147	2.8%
Total	$590,570,550	$ 4,789,886,830	$ 4,053,898,480	$782,918	$--	$--	$1,326,558,900

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$326,937,949	$--	$326,937,949	$--
Consumer Discretionary	960,766,656	--	960,766,656	--
Consumer Staples	255,442,751	--	255,442,751	--
Energy	1,450,680,729	486,231,594	964,449,135	--
Financials	4,266,937,018	224,222,411	4,042,714,607	--
Health Care	1,137,070,526	--	1,137,070,526	--
Industrials	1,865,141,598	128,648,418	1,736,493,180	--
Information Technology	501,789,430	--	501,789,430	--
Materials	2,100,651,679	112,860,810	1,987,790,869	--
Real Estate	276,009,817	--	276,009,817	--
Utilities	346,059,972	--	346,059,972	--
Money Market Funds	1,326,558,900	1,326,558,900	--	--
Total Investments in Securities:	$14,814,047,025	$2,278,522,133	$12,535,524,892	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity® Series International Value Fund

Financial Statements

Statement of Assets and Liabilities

		April 30, 2022 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $990,905,679) — See accompanying schedule: Unaffiliated issuers (cost $11,341,538,938)	$13,487,488,125
Fidelity Central Funds (cost $1,326,558,900)	1,326,558,900
Total Investment in Securities (cost $12,668,097,838)		$14,814,047,025
Foreign currency held at value (cost $4,704,139)		4,702,276
Receivable for investments sold		64,627,807
Receivable for fund shares sold		22,770,823
Dividends receivable		69,659,440
Reclaims receivable		38,344,685
Distributions receivable from Fidelity Central Funds		377,789
Total assets		15,014,529,845
Liabilities
Payable to custodian bank	$1,830
Payable for investments purchased	20,461,162
Payable for fund shares redeemed	59,141,405
Other payables and accrued expenses	204,272
Collateral on securities loaned	1,079,541,147
Total liabilities		1,159,349,816
Net Assets		$13,855,180,029
Net Assets consist of:
Paid in capital		$12,641,945,051
Total accumulated earnings (loss)		1,213,234,978
Net Assets		$13,855,180,029
Net Asset Value, offering price and redemption price per share ($13,855,180,029 ÷ 1,338,230,261 shares)		$10.35

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2022 (Unaudited)
Investment Income
Dividends		$244,426,392
Interest		18,741
Income from Fidelity Central Funds (including $597,157 from security lending)		782,918
Income before foreign taxes withheld		245,228,051
Less foreign taxes withheld		(19,480,869)
Total income		225,747,182
Expenses
Custodian fees and expenses	$415,547
Independent trustees' fees and expenses	25,745
Interest	3,435
Total expenses before reductions	444,727
Expense reductions	(15)
Total expenses after reductions		444,712
Net investment income (loss)		225,302,470
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	90,153,969
Foreign currency transactions	(369,008)
Total net realized gain (loss)		89,784,961
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(1,202,184,818)
Assets and liabilities in foreign currencies	(4,859,757)
Total change in net unrealized appreciation (depreciation)		(1,207,044,575)
Net gain (loss)		(1,117,259,614)
Net increase (decrease) in net assets resulting from operations		$(891,957,144)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2022 (Unaudited)	Year ended October 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$225,302,470	$568,501,292
Net realized gain (loss)	89,784,961	711,104,230
Change in net unrealized appreciation (depreciation)	(1,207,044,575)	3,663,836,805
Net increase (decrease) in net assets resulting from operations	(891,957,144)	4,943,442,327
Distributions to shareholders	(770,910,384)	(373,393,666)
Share transactions
Proceeds from sales of shares	1,371,151,874	2,735,781,749
Reinvestment of distributions	770,910,384	373,393,666
Cost of shares redeemed	(1,954,496,411)	(3,954,452,072)
Net increase (decrease) in net assets resulting from share transactions	187,565,847	(845,276,657)
Total increase (decrease) in net assets	(1,475,301,681)	3,724,772,004
Net Assets
Beginning of period	15,330,481,710	11,605,709,706
End of period	$13,855,180,029	$15,330,481,710
Other Information
Shares
Sold	122,993,736	245,691,599
Issued in reinvestment of distributions	70,596,189	38,062,555
Redeemed	(174,211,071)	(372,495,173)
Net increase (decrease)	19,378,854	(88,741,019)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Series International Value Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$11.62	$8.25	$9.82	$9.68	$10.87	$9.27
Income from Investment Operations
Net investment income (loss)A,B	.17	.43C	.26	.39	.38	.29
Net realized and unrealized gain (loss)	(.88)	3.23	(1.43)	.10	(1.23)	1.55
Total from investment operations	(.71)	3.66	(1.17)	.49	(.85)	1.84
Distributions from net investment income	(.56)	(.29)	(.36)	(.35)	(.31)	(.22)
Distributions from net realized gain	–	–	(.04)	–	(.03)	(.02)
Total distributions	(.56)	(.29)	(.40)	(.35)	(.34)	(.24)
Net asset value, end of period	$10.35	$11.62	$8.25	$9.82	$9.68	$10.87
Total ReturnD,E	(6.36)%	44.95%	(12.55)%	5.48%	(8.11)%	20.33%
Ratios to Average Net AssetsB,F,G
Expenses before reductions	.01%H	.01%	.01%	.01%	.01%	.48%
Expenses net of fee waivers, if any	.01%H	.01%	.01%	.01%	.01%	.47%
Expenses net of all reductions	.01%H	.01%	.01%	.01%	- %I	.46%
Net investment income (loss)	2.98%H	3.97%C	2.92%	4.23%	3.60%	2.86%
Supplemental Data
Net assets, end of period (000 omitted)	$13,855,180	$15,330,482	$11,605,710	$15,992,396	$14,030,676	$14,793,134
Portfolio turnover rateJ	26%H	34%	36%K	41%	43%	51%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.11 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 3.00%.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount represents less than .005%.

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2022

1. Organization.

Fidelity Series Emerging Markets Fund, Fidelity Series Emerging Markets Opportunities Fund, Fidelity Series International Growth Fund, Fidelity Series International Small Cap Fund and Fidelity Series International Value Fund (the Funds) are funds of Fidelity Investment Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. Investments in emerging markets, if applicable, can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2022 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld or foreign tax reclaims, as applicable. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable or reclaims receivable, as applicable. Fidelity Series International Growth Fund, Fidelity Series International Value Fund and Fidelity Series International Small Cap Fund have filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in foreign taxes withheld or foreign tax reclaims, as applicable. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Fidelity Series Emerging Markets Fund, Fidelity Series Emerging Markets Opportunities Fund, Fidelity Series International Growth Fund and Fidelity Series International Small Cap Fund are subject to a tax imposed on capital gains by certain countries in which they invest. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Deferred taxes or Other Payables and accrued expenses, as applicable, on each applicable Fund's Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Series Emerging Markets Fund	$2,834,238,664	$444,631,697	$(462,044,303)	$(17,412,606)
Fidelity Series Emerging Markets Opportunities Fund	24,414,707,005	5,793,266,480	(4,482,599,025)	1,310,667,455
Fidelity Series International Growth Fund	10,101,655,753	4,734,176,318	(803,130,413)	3,931,045,905
Fidelity Series International Small Cap Fund	2,881,508,367	1,211,246,456	(366,413,494)	844,832,962
Fidelity Series International Value Fund	12,981,897,164	2,664,629,187	(832,479,326)	1,832,149,861

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	Short-term	Long-term	Total capital loss carryforward
Fidelity Series International Value Fund	(854,650,764)	(–)	(854,650,764)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Emerging Markets Fund	1,366,157,581	1,044,305,195
Fidelity Series Emerging Markets Opportunities Fund	8,853,502,632	5,761,694,407
Fidelity Series International Growth Fund	2,509,685,985	1,654,714,125
Fidelity Series International Small Cap Fund	541,273,683	528,151,954
Fidelity Series International Value Fund	1,896,850,246	2,367,195,340

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds do not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Funds, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Series Emerging Markets Fund	$562
Fidelity Series Emerging Markets Opportunities Fund	71,103
Fidelity Series International Growth Fund	3,559
Fidelity Series International Small Cap Fund	437
Fidelity Series International Value Fund	3,117

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), each Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing each Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Series International Growth Fund	Borrower	$12,576,000.32%		$220
Fidelity Series International Value Fund	Borrower	$130,860,667.32%		$3,435

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below. During the period there were no interfund trades.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Series Emerging Markets Fund	4,155,208	26,834,867	2,472,797
Fidelity Series Emerging Markets Opportunities Fund	234,566,703	97,758,540	(13,728,710)
Fidelity Series International Growth Fund	120,031,085	70,440,683	14,862,659
Fidelity Series International Small Cap Fund	38,296,824	5,513,608	1,465,700
Fidelity Series International Value Fund	15,560,421	86,241,731	7,302,913

Other. During the period, the investment adviser reimbursed the Funds for certain losses as follows:

Amount ($)
Fidelity Series Emerging Markets Opportunities Fund	41,151
Fidelity Series International Growth Fund	4,126

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

8. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Series Emerging Markets Fund	$5,232	$–	$–
Fidelity Series Emerging Markets Opportunities Fund	$146,661	$–	$–
Fidelity Series International Growth Fund	$11,481	$–	$–
Fidelity Series International Small Cap Fund	$5,224	$–	$–
Fidelity Series International Value Fund	$71,228	$–	$–

9. Expense Reductions.

The investment adviser contractually agreed to reimburse each Fund to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through February 28, 2025. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement.

The following Funds were in reimbursement during the period:

	Expense Limitations	Reimbursement
Fidelity Series Emerging Markets Fund	.013%	$315,621
Fidelity Series Emerging Markets Opportunities Fund	.013%	$2,315,271

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits
Fidelity Series Emerging Markets Fund	$46
Fidelity Series Emerging Markets Opportunities Fund	337
Fidelity Series International Growth Fund	126
Fidelity Series International Value Fund	15

10. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Funds.

11. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Funds' performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2021 to April 30, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2021	Ending Account Value April 30, 2022	Expenses Paid During Period-B November 1, 2021 to April 30, 2022
Fidelity Series Emerging Markets Fund	.01%
Actual		$1,000.00	$788.30	$.04
Hypothetical-C		$1,000.00	$1,024.74	$.05
Fidelity Series Emerging Markets Opportunities Fund	.01%
Actual		$1,000.00	$786.30	$.04
Hypothetical-C		$1,000.00	$1,024.74	$.05
Fidelity Series International Growth Fund	.01%
Actual		$1,000.00	$809.40	$.04
Hypothetical-C		$1,000.00	$1,024.74	$.05
Fidelity Series International Small Cap Fund	.01%
Actual		$1,000.00	$778.30	$.04
Hypothetical-C		$1,000.00	$1,024.74	$.05
Fidelity Series International Value Fund	.01%
Actual		$1,000.00	$936.40	$.05
Hypothetical-C		$1,000.00	$1,024.74	$.05

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Funds have adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage each Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. Each Fund’s Board of Trustees (the Board) has designated each Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

GSV-S-SANN-0622
1.907946.112

Fidelity® Global Commodity Stock Fund

Semi-Annual Report

April 30, 2022

Includes Fidelity and Fidelity Advisor share classes

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of April 30, 2022

% of fund's net assets
Exxon Mobil Corp.	7.0
Nutrien Ltd.	6.9
Chevron Corp.	5.7
Archer Daniels Midland Co.	5.3
CF Industries Holdings, Inc.	4.8
The Mosaic Co.	4.1
Corteva, Inc.	4.0
Rio Tinto PLC	3.7
ConocoPhillips Co.	3.0
Shell PLC (London)	2.8
47.3

Industries (% of fund's net assets)

As of April 30, 2022
Oil, Gas & Consumable Fuels	32.6%
Metals & Mining	28.9%
Chemicals	24.8%
Food Products	7.7%
Paper & Forest Products	4.3%
Cash Equivalents	2.1%
Net Other Assets (Liabilites)*	(0.4)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Geographic Diversification (% of fund's net assets)

As of April 30, 2022
United States of America*	58.6%
Canada	18.7%
United Kingdom	8.8%
Brazil	3.5%
Chile	2.1%
Bermuda	1.8%
Australia	1.6%
Finland	1.5%
Luxembourg	0.9%
Other	2.5%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Schedule of Investments April 30, 2022 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.9%
	Shares	Value
Chemicals - 23.4%
Fertilizers & Agricultural Chemicals - 22.5%
CF Industries Holdings, Inc.	768,460	$74,409,982
Corteva, Inc.	1,093,700	63,095,553
FMC Corp.	146,200	19,377,348
Icl Group Ltd.	1,099,100	12,139,805
Nutrien Ltd.	1,097,283	107,827,818
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	143,400	10,582,920
The Mosaic Co.	1,011,261	63,122,912
		350,556,338
Specialty Chemicals - 0.9%
Albemarle Corp. U.S.	70,600	13,613,798

TOTAL CHEMICALS		364,170,136

Food Products - 7.7%
Agricultural Products - 7.7%
Archer Daniels Midland Co.	930,500	83,335,580
Bunge Ltd.	233,000	26,356,960
Darling Ingredients, Inc. (a)	97,000	7,118,830
Wilmar International Ltd.	1,023,600	3,262,923
		120,074,293
Metals & Mining - 28.9%
Aluminum - 2.6%
Alcoa Corp.	593,700	40,252,860
Copper - 4.1%
First Quantum Minerals Ltd.	579,924	16,626,008
Freeport-McMoRan, Inc.	828,100	33,579,455
Lundin Mining Corp.	1,554,700	14,195,797
		64,401,260
Diversified Metals & Mining - 7.2%
Anglo American PLC (United Kingdom)	610,013	27,018,078
Grupo Mexico SA de CV Series B	540,920	2,531,972
IGO Ltd.	1,156,616	10,516,381
Ivanhoe Mines Ltd. (a)	724,500	5,808,858
Rio Tinto PLC	823,508	58,185,918
Teck Resources Ltd. Class B (sub. vtg.)	200,300	7,901,922
		111,963,129
Gold - 7.4%
Agnico Eagle Mines Ltd. (Canada)	627,317	36,516,378
Barrick Gold Corp. (Canada)	1,049,347	23,402,321
Franco-Nevada Corp.	60,871	9,205,634
Newcrest Mining Ltd.	157,696	2,961,429
Newmont Corp.	428,500	31,216,225
Wheaton Precious Metals Corp.	257,100	11,523,620
		114,825,607
Precious Metals & Minerals - 0.5%
Anglo American Platinum Ltd. ADR (b)	136,000	2,528,240
Impala Platinum Holdings Ltd.	345,100	4,464,012
		6,992,252
Steel - 7.1%
ArcelorMittal SA (Netherlands)	451,900	13,176,366
Commercial Metals Co.	376,400	15,432,400
Fortescue Metals Group Ltd.	737,583	11,147,149
Nucor Corp.	194,092	30,041,560
Steel Dynamics, Inc.	110,100	9,441,075
Vale SA	1,829,500	30,821,318
		110,059,868

TOTAL METALS & MINING		448,494,976

Oil, Gas & Consumable Fuels - 32.6%
Integrated Oil & Gas - 17.8%
Chevron Corp.	565,700	88,628,219
Equinor ASA	196,500	6,641,618
Exxon Mobil Corp.	1,285,400	109,580,348
Occidental Petroleum Corp.	238,500	13,138,965
Petroleo Brasileiro SA - Petrobras (ON)	2,289,400	15,485,095
Shell PLC (London)	1,624,672	43,615,773
		277,090,018
Oil & Gas Exploration & Production - 14.8%
Canadian Natural Resources Ltd.	667,000	41,282,194
ConocoPhillips Co.	495,800	47,358,816
Coterra Energy, Inc.	874,600	25,179,734
Diamondback Energy, Inc.	117,700	14,857,271
Hess Corp.	142,600	14,697,782
Magnolia Oil & Gas Corp. Class A	482,600	11,215,624
Pioneer Natural Resources Co.	157,310	36,569,856
Range Resources Corp. (a)	1,314,000	39,341,160
		230,502,437

TOTAL OIL, GAS & CONSUMABLE FUELS		507,592,455

Paper & Forest Products - 4.3%
Forest Products - 1.6%
Louisiana-Pacific Corp.	55,400	3,574,408
Svenska Cellulosa AB SCA (B Shares)	334,200	6,467,706
West Fraser Timber Co. Ltd.	175,600	15,433,773
		25,475,887
Paper Products - 2.7%
Mondi PLC	493,139	9,264,092
Nine Dragons Paper (Holdings) Ltd.	1,680,000	1,483,667
Suzano Papel e Celulose SA	815,545	8,183,575
UPM-Kymmene Corp.	650,400	22,498,824
		41,430,158

TOTAL PAPER & FOREST PRODUCTS		66,906,045

TOTAL COMMON STOCKS
(Cost $1,199,896,602)		1,507,237,905

Nonconvertible Preferred Stocks - 1.4%
Chemicals - 1.4%
Fertilizers & Agricultural Chemicals - 1.4%
Sociedad Quimica y Minera de Chile SA (PN-B)
(Cost $19,497,408)	296,370	21,999,415

Money Market Funds - 2.1%
Fidelity Cash Central Fund 0.32% (c)	32,033,061	32,039,468
Fidelity Securities Lending Cash Central Fund 0.32% (c)(d)	25,897	25,900
TOTAL MONEY MARKET FUNDS
(Cost $32,065,368)		32,065,368
TOTAL INVESTMENT IN SECURITIES - 100.4%
(Cost $1,251,459,378)		1,561,302,688
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(5,793,542)
NET ASSETS - 100%		$1,555,509,146

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.32%	$12,474,618	$331,674,550	$312,109,700	$14,959	$--	$--	$32,039,468	0.1%
Fidelity Securities Lending Cash Central Fund 0.32%	--	186,732,384	186,706,484	32,838	--	--	25,900	0.0%
Total	$12,474,618	$518,406,934	$498,816,184	$47,797	$--	$--	$32,065,368

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$1,507,237,905	$1,286,533,969	$220,703,936	$--
Nonconvertible Preferred Stocks	21,999,415	21,999,415	--	--
Money Market Funds	32,065,368	32,065,368	--	--
Total Investments in Securities:	$1,561,302,688	$1,340,598,752	$220,703,936	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2022 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $25,886) — See accompanying schedule: Unaffiliated issuers (cost $1,219,394,010)	$1,529,237,320
Fidelity Central Funds (cost $32,065,368)	32,065,368
Total Investment in Securities (cost $1,251,459,378)		$1,561,302,688
Foreign currency held at value (cost $360,050)		359,704
Receivable for fund shares sold		16,130,488
Dividends receivable		2,101,850
Distributions receivable from Fidelity Central Funds		28,915
Prepaid expenses		262
Other receivables		3,305
Total assets		1,579,927,212
Liabilities
Payable for investments purchased	$21,167,384
Payable for fund shares redeemed	2,007,756
Accrued management fee	867,360
Distribution and service plan fees payable	49,646
Other affiliated payables	229,399
Other payables and accrued expenses	70,621
Collateral on securities loaned	25,900
Total liabilities		24,418,066
Net Assets		$1,555,509,146
Net Assets consist of:
Paid in capital		$1,416,846,553
Total accumulated earnings (loss)		138,662,593
Net Assets		$1,555,509,146
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($98,020,389 ÷ 4,925,840 shares)(a)		$19.90
Maximum offering price per share (100/94.25 of $19.90)		$21.11
Class M:
Net Asset Value and redemption price per share ($18,746,633 ÷ 942,966 shares)(a)		$19.88
Maximum offering price per share (100/96.50 of $19.88)		$20.60
Class C:
Net Asset Value and offering price per share ($27,145,883 ÷ 1,373,845 shares)(a)		$19.76
Global Commodity Stock:
Net Asset Value, offering price and redemption price per share ($909,992,235 ÷ 45,684,083 shares)		$19.92
Class I:
Net Asset Value, offering price and redemption price per share ($347,403,979 ÷ 17,447,597 shares)		$19.91
Class Z:
Net Asset Value, offering price and redemption price per share ($154,200,027 ÷ 7,753,467 shares)		$19.89

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2022 (Unaudited)
Investment Income
Dividends		$19,463,170
Income from Fidelity Central Funds (including $32,838 from security lending)		47,797
Income before foreign taxes withheld		19,510,967
Less foreign taxes withheld		(849,938)
Total income		18,661,029
Expenses
Management fee	$3,394,180
Transfer agent fees	805,293
Distribution and service plan fees	187,324
Accounting fees	234,589
Custodian fees and expenses	33,471
Independent trustees' fees and expenses	1,455
Registration fees	168,578
Audit	24,394
Legal	1,760
Miscellaneous	1,585
Total expenses before reductions	4,852,629
Expense reductions	(14,287)
Total expenses after reductions		4,838,342
Net investment income (loss)		13,822,687
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	15,611,294
Foreign currency transactions	(241,226)
Total net realized gain (loss)		15,370,068
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	154,374,790
Assets and liabilities in foreign currencies	(81,065)
Total change in net unrealized appreciation (depreciation)		154,293,725
Net gain (loss)		169,663,793
Net increase (decrease) in net assets resulting from operations		$183,486,480

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2022 (Unaudited)	Year ended October 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$13,822,687	$22,696,698
Net realized gain (loss)	15,370,068	1,122,633
Change in net unrealized appreciation (depreciation)	154,293,725	181,251,005
Net increase (decrease) in net assets resulting from operations	183,486,480	205,070,336
Distributions to shareholders	(25,407,967)	(6,996,946)
Share transactions - net increase (decrease)	639,227,310	301,019,880
Total increase (decrease) in net assets	797,305,823	499,093,270
Net Assets
Beginning of period	758,203,323	259,110,053
End of period	$1,555,509,146	$758,203,323

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Global Commodity Stock Fund Class A

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$16.35	$10.80	$12.14	$12.42	$12.56	$10.73
Income from Investment Operations
Net investment income (loss)A,B	.23	.48	.28	.35	.21	.12
Net realized and unrealized gain (loss)	3.83	5.24	(1.26)	(.41)	(.22)	1.86
Total from investment operations	4.06	5.72	(.98)	(.06)	(.01)	1.98
Distributions from net investment income	(.51)	(.17)	(.36)	(.20)	(.09)	(.08)
Distributions from net realized gain	–	–	–	(.02)	(.05)	(.07)
Total distributions	(.51)	(.17)	(.36)	(.22)	(.13)C	(.15)
Redemption fees added to paid in capitalA	–	–	–	–	–D	–D
Net asset value, end of period	$19.90	$16.35	$10.80	$12.14	$12.42	$12.56
Total ReturnE,F,G	25.80%	53.37%	(8.39)%	(.44)%	(.05)%	18.53%
Ratios to Average Net AssetsB,H,I
Expenses before reductions	1.21%J	1.23%	1.31%	1.29%	1.28%	1.33%
Expenses net of fee waivers, if any	1.20%J	1.22%	1.31%	1.28%	1.28%	1.33%
Expenses net of all reductions	1.20%J	1.22%	1.29%	1.28%	1.27%	1.32%
Net investment income (loss)	2.50%J	3.18%	2.53%	2.86%	1.55%	1.07%
Supplemental Data
Net assets, end of period (000 omitted)	$98,020	$45,343	$20,453	$25,779	$27,258	$29,920
Portfolio turnover rateK	32%J	37%	40%	55%	70%	81%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total distributions per share do not sum due to rounding.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Global Commodity Stock Fund Class M

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$16.32	$10.78	$12.12	$12.39	$12.53	$10.72
Income from Investment Operations
Net investment income (loss)A,B	.20	.44	.25	.31	.16	.09
Net realized and unrealized gain (loss)	3.83	5.24	(1.27)	(.40)	(.20)	1.84
Total from investment operations	4.03	5.68	(1.02)	(.09)	(.04)	1.93
Distributions from net investment income	(.47)	(.14)	(.32)	(.16)	(.06)	(.05)
Distributions from net realized gain	–	–	–	(.02)	(.05)	(.07)
Total distributions	(.47)	(.14)	(.32)	(.18)	(.10)C	(.12)
Redemption fees added to paid in capitalA	–	–	–	–	–D	–D
Net asset value, end of period	$19.88	$16.32	$10.78	$12.12	$12.39	$12.53
Total ReturnE,F,G	25.58%	52.97%	(8.72)%	(.70)%	(.30)%	18.09%
Ratios to Average Net AssetsB,H,I
Expenses before reductions	1.49%J	1.52%	1.59%	1.59%	1.59%	1.62%
Expenses net of fee waivers, if any	1.48%J	1.52%	1.59%	1.59%	1.59%	1.62%
Expenses net of all reductions	1.48%J	1.52%	1.58%	1.59%	1.58%	1.61%
Net investment income (loss)	2.22%J	2.88%	2.24%	2.55%	1.24%	.78%
Supplemental Data
Net assets, end of period (000 omitted)	$18,747	$8,888	$4,378	$5,416	$7,200	$6,876
Portfolio turnover rateK	32%J	37%	40%	55%	70%	81%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total distributions per share do not sum due to rounding.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Global Commodity Stock Fund Class C

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$16.17	$10.68	$11.99	$12.26	$12.39	$10.61
Income from Investment Operations
Net investment income (loss)A,B	.16	.37	.20	.26	.11	.04
Net realized and unrealized gain (loss)	3.82	5.20	(1.26)	(.41)	(.19)	1.82
Total from investment operations	3.98	5.57	(1.06)	(.15)	(.08)	1.86
Distributions from net investment income	(.39)	(.08)	(.25)	(.11)	–	(.01)
Distributions from net realized gain	–	–	–	(.02)	(.05)	(.07)
Total distributions	(.39)	(.08)	(.25)	(.12)C	(.05)	(.08)
Redemption fees added to paid in capitalA	–	–	–	–	–D	–D
Net asset value, end of period	$19.76	$16.17	$10.68	$11.99	$12.26	$12.39
Total ReturnE,F,G	25.32%	52.30%	(9.11)%	(1.16)%	(.67)%	17.59%
Ratios to Average Net AssetsB,H,I
Expenses before reductions	1.95%J	1.97%	2.05%	2.02%	2.00%	2.07%
Expenses net of fee waivers, if any	1.94%J	1.96%	2.04%	2.02%	1.99%	2.07%
Expenses net of all reductions	1.94%J	1.96%	2.03%	2.01%	1.98%	2.06%
Net investment income (loss)	1.76%J	2.44%	1.79%	2.13%	.84%	.33%
Supplemental Data
Net assets, end of period (000 omitted)	$27,146	$11,020	$7,871	$11,294	$20,793	$14,289
Portfolio turnover rateK	32%J	37%	40%	55%	70%	81%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total distributions per share do not sum due to rounding.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Global Commodity Stock Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$16.39	$10.82	$12.15	$12.44	$12.59	$10.77
Income from Investment Operations
Net investment income (loss)A,B	.25	.53	.31	.37	.23	.15
Net realized and unrealized gain (loss)	3.83	5.26	(1.26)	(.41)	(.20)	1.84
Total from investment operations	4.08	5.79	(.95)	(.04)	.03	1.99
Distributions from net investment income	(.55)	(.22)	(.38)	(.23)	(.13)	(.11)
Distributions from net realized gain	–	–	–	(.02)	(.05)	(.07)
Total distributions	(.55)	(.22)	(.38)	(.25)	(.18)	(.17)C
Redemption fees added to paid in capitalA	–	–	–	–	–D	–D
Net asset value, end of period	$19.92	$16.39	$10.82	$12.15	$12.44	$12.59
Total ReturnE,F	25.91%	53.95%	(8.16)%	(.23)%	.23%	18.65%
Ratios to Average Net AssetsB,G,H
Expenses before reductions	.94%I	.94%	1.02%	1.06%	1.08%	1.10%
Expenses net of fee waivers, if any	.94%I	.94%	1.02%	1.06%	1.08%	1.10%
Expenses net of all reductions	.94%I	.94%	1.00%	1.06%	1.06%	1.09%
Net investment income (loss)	2.77%I	3.46%	2.82%	3.08%	1.75%	1.30%
Supplemental Data
Net assets, end of period (000 omitted)	$909,992	$546,863	$176,718	$257,011	$369,563	$264,557
Portfolio turnover rateJ	32%I	37%	40%	55%	70%	81%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total distributions per share do not sum due to rounding.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Global Commodity Stock Fund Class I

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$16.39	$10.81	$12.16	$12.45	$12.60	$10.76
Income from Investment Operations
Net investment income (loss)A,B	.26	.53	.32	.39	.25	.17
Net realized and unrealized gain (loss)	3.82	5.25	(1.26)	(.41)	(.21)	1.86
Total from investment operations	4.08	5.78	(.94)	(.02)	.04	2.03
Distributions from net investment income	(.56)	(.20)	(.41)	(.25)	(.14)	(.12)
Distributions from net realized gain	–	–	–	(.02)	(.05)	(.07)
Total distributions	(.56)	(.20)	(.41)	(.27)	(.19)	(.19)
Redemption fees added to paid in capitalA	–	–	–	–	–C	–C
Net asset value, end of period	$19.91	$16.39	$10.81	$12.16	$12.45	$12.60
Total ReturnD,E	25.90%	53.97%	(8.11)%	(.06)%	.30%	18.99%
Ratios to Average Net AssetsB,F,G
Expenses before reductions	.92%H	.93%	.95%	.92%	.93%	.96%
Expenses net of fee waivers, if any	.92%H	.93%	.95%	.92%	.93%	.95%
Expenses net of all reductions	.92%H	.93%	.93%	.91%	.91%	.94%
Net investment income (loss)	2.79%H	3.48%	2.88%	3.23%	1.90%	1.45%
Supplemental Data
Net assets, end of period (000 omitted)	$347,404	$85,252	$33,185	$102,633	$117,981	$113,655
Portfolio turnover rateI	32%H	37%	40%	55%	70%	81%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Global Commodity Stock Fund Class Z

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2022	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$16.38	$10.81	$12.16	$12.46	$13.84
Income from Investment Operations
Net investment income (loss)B,C	.27	.56	.34	.39	(.01)
Net realized and unrealized gain (loss)	3.82	5.23	(1.26)	(.40)	(1.37)
Total from investment operations	4.09	5.79	(.92)	(.01)	(1.38)
Distributions from net investment income	(.58)	(.22)	(.43)	(.27)	–
Distributions from net realized gain	–	–	–	(.02)	–
Total distributions	(.58)	(.22)	(.43)	(.29)	–
Redemption fees added to paid in capitalB	–	–	–	–	–
Net asset value, end of period	$19.89	$16.38	$10.81	$12.16	$12.46
Total ReturnD,E	26.00%	54.07%	(7.99)%	.03%	(9.97)%
Ratios to Average Net AssetsC,F,G
Expenses before reductions	.81%H	.80%	.85%	.83%	.89%H
Expenses net of fee waivers, if any	.80%H	.80%	.84%	.83%	.89%H
Expenses net of all reductions	.80%H	.80%	.83%	.82%	.87%H
Net investment income (loss)	2.90%H	3.60%	2.99%	3.32%	(.70)%H
Supplemental Data
Net assets, end of period (000 omitted)	$154,200	$60,837	$16,505	$104,489	$5,118
Portfolio turnover rateI	32%H	37%	40%	55%	70%

 A For the period October 2, 2018 (commencement of sale of shares) through October 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2022

1. Organization.

Fidelity Global Commodity Stock Fund (the Fund) is a non-diversified fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Global Commodity Stock, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds ,including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2022 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable. The Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in foreign taxes withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$342,713,037
Gross unrealized depreciation	(42,141,462)
Net unrealized appreciation (depreciation)	$300,571,575
Tax cost	$1,260,731,113

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(34,629,152)
Long-term	(151,865,759)
Total capital loss carryforward	$(186,494,911)

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Global Commodity Stock Fund	773,602,472	159,646,535

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .67% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$77,149	$4,939
Class M	.25%	.25%	31,696	118
Class C	.75%	.25%	78,479	24,698
			$187,324	$29,755

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$68,212
Class M	3,387
Class C(a)	17
$71,616

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$58,873.19
Class M	14,032.22
Class C	14,105.18
Global Commodity Stock	576,700.17
Class I	123,231.15
Class Z	18,352.04
	$805,293

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Global Commodity Stock Fund	.05

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Global Commodity Stock Fund	$5,688

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Global Commodity Stock Fund	32,243,132	7,352,702	1,497,017

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Global Commodity Stock Fund	$713

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Global Commodity Stock Fund	$3,575	$–	$–

8. Expense Reductions.

During the period the investment adviser or an affiliate reimbursed and/or waived operating expenses in the amount of $14,287.

Effective June 1, 2022, the investment adviser contractually agreed to reimburse expenses to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through February 28, 2023. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

Expense Limitations
Class A	1.20%
Class M	1.45%
Class C	1.95%
Fidelity Global Commodity Stock	0.95%
Class I	0.95%
Class Z	0.80%

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2022	Year ended October 31, 2021
Fidelity Global Commodity Stock Fund
Distributions to shareholders
Class A	$1,448,690	$330,900
Class M	259,454	55,155
Class C	264,183	54,858
Global Commodity Stock	18,171,488	5,592,593
Class I	3,064,346	607,688
Class Z	2,199,806	355,752
Total	$25,407,967	$6,996,946

10. Share Transactions.

Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2022	Year ended October 31, 2021	Six months ended April 30, 2022	Year ended October 31, 2021
Fidelity Global Commodity Stock Fund
Class A
Shares sold	2,533,866	1,497,596	$50,230,608	$23,243,182
Reinvestment of distributions	93,881	24,735	1,435,437	326,260
Shares redeemed	(474,490)	(643,914)	(8,766,372)	(9,896,306)
Net increase (decrease)	2,153,257	878,417	$42,899,673	$13,673,136
Class M
Shares sold	474,811	185,666	$9,167,601	$2,932,586
Reinvestment of distributions	16,878	4,164	258,240	54,963
Shares redeemed	(93,341)	(51,392)	(1,840,039)	(761,387)
Net increase (decrease)	398,348	138,438	$7,585,802	$2,226,162
Class C
Shares sold	802,588	325,501	$15,979,826	$5,031,255
Reinvestment of distributions	17,324	4,142	263,849	54,381
Shares redeemed	(127,474)	(385,192)	(2,413,904)	(5,709,900)
Net increase (decrease)	692,438	(55,549)	$13,829,771	$(624,264)
Global Commodity Stock
Shares sold	20,535,204	26,509,390	$406,089,440	$367,175,381
Reinvestment of distributions	1,053,837	364,169	16,113,170	4,799,750
Shares redeemed	(9,276,995)	(9,830,285)	(169,291,448)	(150,535,532)
Net increase (decrease)	12,312,046	17,043,274	$252,911,162	$221,439,599
Class I
Shares sold	13,616,266	4,496,884	$268,582,657	$70,249,986
Reinvestment of distributions	198,222	45,805	3,028,836	603,715
Shares redeemed	(1,569,719)	(2,409,382)	(29,088,783)	(37,277,273)
Net increase (decrease)	12,244,769	2,133,307	$242,522,710	$33,576,428
Class Z
Shares sold	4,771,872	4,377,495	$93,262,299	$65,145,411
Reinvestment of distributions	129,470	23,487	1,975,709	309,090
Shares redeemed	(862,614)	(2,213,665)	(15,759,816)	(34,725,682)
Net increase (decrease)	4,038,728	2,187,317	$79,478,192	$30,728,819

11. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
Fidelity Global Commodity Stock Fund	21%

12. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2021 to April 30, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2021	Ending Account Value April 30, 2022	Expenses Paid During Period-B November 1, 2021 to April 30, 2022
Fidelity Global Commodity Stock Fund
Class A	1.20%
Actual		$1,000.00	$1,258.00	$6.72
Hypothetical-C		$1,000.00	$1,018.84	$6.01
Class M	1.48%
Actual		$1,000.00	$1,255.80	$8.28
Hypothetical-C		$1,000.00	$1,017.46	$7.40
Class C	1.94%
Actual		$1,000.00	$1,253.20	$10.84
Hypothetical-C		$1,000.00	$1,015.17	$9.69
Global Commodity Stock	.94%
Actual		$1,000.00	$1,259.10	$5.27
Hypothetical-C		$1,000.00	$1,020.13	$4.71
Class I	.92%
Actual		$1,000.00	$1,259.00	$5.15
Hypothetical-C		$1,000.00	$1,020.23	$4.61
Class Z	.80%
Actual		$1,000.00	$1,260.00	$4.48
Hypothetical-C		$1,000.00	$1,020.83	$4.01

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

GCS-SANN-0622
1.879383.113

Fidelity® Emerging Markets Discovery Fund

Fidelity® Total Emerging Markets Fund

Semi-Annual Report

April 30, 2022

Includes Fidelity and Fidelity Advisor share classes

Contents

Note to Shareholders
Fidelity® Emerging Markets Discovery Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Fidelity® Total Emerging Markets Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Fidelity® Emerging Markets Discovery Fund

Investment Summary (Unaudited)

Top Ten Stocks as of April 30, 2022

% of fund's net assets
Aldar Properties PJSC (United Arab Emirates, Real Estate Management & Development)	1.6
PT United Tractors Tbk (Indonesia, Oil, Gas & Consumable Fuels)	1.5
Unimicron Technology Corp. (Taiwan, Electronic Equipment & Components)	1.5
Sinopec Engineering Group Co. Ltd. (H Shares) (China, Construction & Engineering)	1.5
Adani Ports & Special Economic Zone Ltd. (India, Transportation Infrastructure)	1.4
Bharat Electronics Ltd. (India, Aerospace & Defense)	1.3
Equatorial Energia SA (Brazil, Electric Utilities)	1.2
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR (Chile, Chemicals)	1.2
Bidvest Group Ltd./The (South Africa, Industrial Conglomerates)	1.2
China Merchants Holdings International Co. Ltd. (Hong Kong, Transportation Infrastructure)	1.2
13.6

Market Sectors as of April 30, 2022

% of fund's net assets
Industrials	20.8
Financials	14.1
Consumer Discretionary	10.9
Materials	10.9
Information Technology	9.1
Real Estate	7.5
Health Care	7.4
Consumer Staples	5.2
Utilities	4.6
Energy	4.1
Communication Services	2.3

Geographic Diversification (% of fund's net assets)

As of April 30, 2022
India	16.4%
Korea (South)	9.9%
Cayman Islands	9.0%
China	8.9%
Brazil	8.3%
Mexico	7.9%
Taiwan	7.0%
Indonesia	5.1%
South Africa	4.9%
Other*	22.6%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation (% of fund's net assets)

As of April 30, 2022
Stocks	96.9%
Short-Term Investments and Net Other Assets (Liabilities)	3.1%

Fidelity® Emerging Markets Discovery Fund

Schedule of Investments April 30, 2022 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.0%
	Shares	Value
Belgium - 0.9%
Titan Cement International Trading SA	187,100	$2,631,473
Bermuda - 2.1%
Credicorp Ltd. (United States)	21,291	2,957,107
Pacific Basin Shipping Ltd.	7,070,590	3,244,062

TOTAL BERMUDA		6,201,169

Brazil - 7.4%
Atacadao SA	660,200	2,746,855
Dexco SA	529,760	1,379,062
Enauta Participacoes SA	491,300	2,051,079
Equatorial Energia SA	713,529	3,700,459
Hapvida Participacoes e Investimentos SA (a)	1,718,725	3,048,821
LOG Commercial Properties e Participacoes SA	507,352	2,455,715
Natura & Co. Holding SA (b)	318,053	1,195,927
Rumo SA	1,022,000	3,383,962
Suzano Papel e Celulose SA	224,300	2,250,735

TOTAL BRAZIL		22,212,615

Cayman Islands - 9.0%
ASM Pacific Technology Ltd.	290,180	2,924,372
BizLink Holding, Inc.	251,780	2,520,991
Fu Shou Yuan International Group Ltd.	3,422,298	2,363,414
Haitian International Holdings Ltd.	1,008,170	2,481,539
Hansoh Pharmaceutical Group Co. Ltd. (a)	1,094,740	1,803,179
Innovent Biologics, Inc. (a)(b)	572,995	1,777,110
New Horizon Health Ltd. (a)(b)	641,994	1,378,437
Parade Technologies Ltd.	65,970	3,139,067
SITC International Holdings Co. Ltd.	821,480	2,730,985
Tongdao Liepin Group (b)	1,037,078	1,921,310
XP, Inc. Class A (b)	77,150	1,898,662
Zai Lab Ltd. (b)	435,470	1,774,501

TOTAL CAYMAN ISLANDS		26,713,567

Chile - 2.0%
Banco de Chile sponsored ADR (c)	115,590	2,321,047
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	48,928	3,610,886

TOTAL CHILE		5,931,933

China - 8.9%
China Communications Services Corp. Ltd. (H Shares)	7,546,790	3,437,116
Haier Smart Home Co. Ltd. (A Shares)	692,381	2,685,076
Pharmaron Beijing Co. Ltd. (H Shares) (a)	206,747	2,597,250
Shenzhen Expressway Co. Ltd. (H Shares)	2,344,890	2,411,572
Sinopec Engineering Group Co. Ltd. (H Shares)	8,306,120	4,340,198
Sinopharm Group Co. Ltd. (H Shares)	1,517,949	3,493,074
TravelSky Technology Ltd. (H Shares)	1,458,680	2,202,863
Tsingtao Brewery Co. Ltd. (H Shares)	292,000	2,364,080
Venus MedTech Hangzhou, Inc. (H Shares) (a)(b)(c)	566,249	1,039,523
Zhuzhou CRRC Times Electric Co. Ltd. (H Shares)	501,000	1,969,568

TOTAL CHINA		26,540,320

Cyprus - 0.0%
Etalon Group PLC GDR (Reg. S) (d)	167,549	13,330
TCS Group Holding PLC unit (d)	59,253	98,397

TOTAL CYPRUS		111,727

Hong Kong - 3.4%
China Merchants Holdings International Co. Ltd.	2,028,730	3,541,750
China Resources Beer Holdings Co. Ltd.	250,000	1,468,460
Far East Horizon Ltd.	2,981,433	2,431,892
Guangdong Investment Ltd.	2,201,480	2,818,648

TOTAL HONG KONG		10,260,750

Hungary - 0.9%
Richter Gedeon PLC	134,572	2,684,035
India - 16.4%
Adani Ports & Special Economic Zone Ltd.	382,685	4,246,225
Bharat Electronics Ltd.	1,231,960	3,808,340
Computer Age Management Services Private Ltd.	96,880	3,107,170
Cyient Ltd.	248,150	2,845,656
Deccan Cements Ltd.	338,296	2,512,005
Eicher Motors Ltd.	73,050	2,489,037
Embassy Office Parks (REIT)	615,851	3,087,764
Hindustan Aeronautics Ltd.	151,440	3,134,822
Indraprastha Gas Ltd.	436,870	2,001,476
Indus Towers Ltd.	816,904	2,218,167
JK Cement Ltd.	57,651	1,985,883
Mahanagar Gas Ltd.	196,449	1,963,618
Manappuram General Finance & Leasing Ltd.	827,372	1,232,068
Oberoi Realty Ltd. (b)	251,489	3,129,227
Petronet LNG Ltd.	965,430	2,555,932
Power Grid Corp. of India Ltd.	1,108,718	3,281,557
Shriram Transport Finance Co. Ltd.	186,340	2,891,001
Torrent Pharmaceuticals Ltd.	67,880	2,481,780

TOTAL INDIA		48,971,728

Indonesia - 5.1%
PT ACE Hardware Indonesia Tbk	28,702,536	2,062,997
PT Astra International Tbk (e)	4,501,880	2,350,618
PT Bank Mandiri (Persero) Tbk (e)	5,199,740	3,192,823
PT Ciputra Development Tbk	20,851,870	1,527,727
PT Pakuwon Jati Tbk (b)	41,931,796	1,617,449
PT United Tractors Tbk	2,098,490	4,378,918

TOTAL INDONESIA		15,130,532

Israel - 0.4%
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	15,600	1,185,301
Korea (South) - 9.9%
Coway Co. Ltd.	53,180	2,962,780
Db Insurance Co. Ltd.	60,334	3,205,091
Douzone Bizon Co. Ltd.	35,650	1,135,066
Fila Holdings Corp.	87,133	2,214,494
Hana Financial Group, Inc.	57,711	2,131,225
Hanon Systems	236,020	2,100,899
Hansol Chemical Co. Ltd.	11,030	2,110,934
Hyundai Fire & Marine Insurance Co. Ltd.	131,431	3,369,429
KB Financial Group, Inc.	28,222	1,306,021
LG Corp.	36,395	2,090,577
SaraminHR Co. Ltd.	82,835	2,731,829
Shinhan Financial Group Co. Ltd.	54,820	1,811,688
Soulbrain Co. Ltd.	13,190	2,523,026

TOTAL KOREA (SOUTH)		29,693,059

Luxembourg - 1.0%
Tenaris SA sponsored ADR	96,800	2,921,424
Malaysia - 0.6%
Scientex Bhd	1,991,000	1,740,188
Scientex Bhd warrants 1/14/26 (b)	130,640	29,233

TOTAL MALAYSIA		1,769,421

Mexico - 7.9%
CEMEX S.A.B. de CV sponsored ADR (b)	565,670	2,488,948
Fibra Uno Administracion SA de CV	1,707,139	1,872,235
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	225,900	3,476,313
Grupo Aeroportuario del Sureste S.A.B. de CV Series B sponsored ADR	12,920	2,819,402
Grupo Aeroportuario Norte S.A.B. de CV	400,000	2,806,949
Grupo Comercial Chedraui S.A.B. de CV	1,241,800	3,130,287
Macquarie Mexican (REIT) (a)	1,137,383	1,256,296
Qualitas Controladora S.A.B. de CV	460,191	2,480,632
Regional S.A.B. de CV	527,659	3,183,821

TOTAL MEXICO		23,514,883

Netherlands - 0.0%
X5 Retail Group NV GDR (Reg. S) (d)	101,790	21,253
Philippines - 1.4%
Philippine Seven Corp. (b)	786,400	964,535
Robinsons Land Corp.	8,581,690	3,112,081

TOTAL PHILIPPINES		4,076,616

Russia - 0.0%
LSR Group OJSC (d)	67,346	88,347
Singapore - 0.8%
First Resources Ltd.	1,630,200	2,486,370
South Africa - 4.9%
Bidvest Group Ltd./The	260,700	3,573,834
Cashbuild Ltd.	179,150	3,206,259
FirstRand Ltd.	698,645	3,008,842
Impala Platinum Holdings Ltd.	191,260	2,474,028
Mr Price Group Ltd.	183,915	2,492,811

TOTAL SOUTH AFRICA		14,755,774

Taiwan - 7.0%
Cleanaway Co. Ltd.	423,730	2,869,371
International Games Systems Co. Ltd.	122,825	3,017,299
Makalot Industrial Co. Ltd.	404,000	2,486,630
Nanya Technology Corp.	1,516,220	3,319,693
Poya International Co. Ltd.	177,590	1,889,360
Unimicron Technology Corp.	622,160	4,366,356
Yageo Corp.	221,590	2,992,592

TOTAL TAIWAN		20,941,301

Thailand - 0.9%
PTT Global Chemical PCL (For. Reg.)	778,400	1,129,526
Siam Global House PCL (For. Reg.)	2,373,987	1,505,120

TOTAL THAILAND		2,634,646

Turkey - 0.7%
Mavi Jeans Class B (a)	364,727	2,001,936
United Arab Emirates - 2.6%
Aldar Properties PJSC (b)	3,104,555	4,775,527
Emirates NBD Bank PJSC (b)	718,103	2,981,465

TOTAL UNITED ARAB EMIRATES		7,756,992

United Kingdom - 1.5%
Bank of Georgia Group PLC	121,192	1,867,249
Mondi PLC	142,964	2,695,539

TOTAL UNITED KINGDOM		4,562,788

Vietnam - 0.3%
FPT Corp.	163,513	742,446
TOTAL COMMON STOCKS
(Cost $288,028,218)		286,542,406

Nonconvertible Preferred Stocks - 0.9%
Brazil - 0.9%
Metalurgica Gerdau SA (PN)
(Cost $2,000,784)	1,253,700	2,880,699

Money Market Funds - 2.6%
Fidelity Cash Central Fund 0.32% (f)	7,029,137	7,030,543
Fidelity Securities Lending Cash Central Fund 0.32% (f)(g)	681,501	681,569
TOTAL MONEY MARKET FUNDS
(Cost $7,712,112)		7,712,112
TOTAL INVESTMENT IN SECURITIES - 99.5%
(Cost $297,741,114)		297,135,217
NET OTHER ASSETS (LIABILITIES) - 0.5%		1,362,582
NET ASSETS - 100%		$298,497,799

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $14,902,552 or 5.0% of net assets.

 (b) Non-income producing

 (c) Security or a portion of the security is on loan at period end.

 (d) Level 3 security

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.32%	$929,989	$53,190,197	$47,089,643	$4,261	$--	$--	$7,030,543	0.0%
Fidelity Securities Lending Cash Central Fund 0.32%	8,894,003	22,188,694	30,401,128	29,521	--	--	681,569	0.0%
Total	$9,823,992	$75,378,891	$77,490,771	$33,782	$--	$--	$7,712,112

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$7,156,776	$--	$7,156,776	$--
Consumer Discretionary	32,811,431	2,001,936	30,809,495	--
Consumer Staples	15,563,068	8,258,370	7,283,445	21,253
Energy	11,907,353	4,972,503	6,934,850	--
Financials	42,368,460	15,822,734	26,447,329	98,397
Health Care	22,077,710	5,732,856	16,344,854	--
Industrials	61,619,405	12,486,626	49,132,779	--
Information Technology	26,775,281	--	26,775,281	--
Materials	32,442,165	12,610,330	19,831,835	--
Real Estate	22,935,698	10,359,773	12,474,248	101,677
Utilities	13,765,758	3,700,459	10,065,299	--
Money Market Funds	7,712,112	7,712,112	--	--
Total Investments in Securities:	$297,135,217	$83,657,699	$213,256,191	$221,327

See accompanying notes which are an integral part of the financial statements.

Fidelity® Emerging Markets Discovery Fund

Financial Statements

Statement of Assets and Liabilities

		April 30, 2022 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $635,050) — See accompanying schedule: Unaffiliated issuers (cost $290,029,002)	$289,423,105
Fidelity Central Funds (cost $7,712,112)	7,712,112
Total Investment in Securities (cost $297,741,114)		$297,135,217
Cash		64,538
Foreign currency held at value (cost $4,013,061)		4,013,112
Receivable for investments sold		3,042,729
Receivable for fund shares sold		301,256
Dividends receivable		1,494,405
Distributions receivable from Fidelity Central Funds		3,487
Prepaid expenses		112
Other receivables		117,496
Total assets		306,172,352
Liabilities
Payable for investments purchased on a delayed delivery basis	$5,538,857
Payable for fund shares redeemed	207,413
Accrued management fee	214,734
Distribution and service plan fees payable	9,005
Other affiliated payables	64,822
Deferred taxes	773,281
Other payables and accrued expenses	184,872
Collateral on securities loaned	681,569
Total liabilities		7,674,553
Net Assets		$298,497,799
Net Assets consist of:
Paid in capital		$302,260,032
Total accumulated earnings (loss)		(3,762,233)
Net Assets		$298,497,799
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($16,348,503 ÷ 1,136,461 shares)(a)		$14.39
Maximum offering price per share (100/94.25 of $14.39)		$15.27
Class M:
Net Asset Value and redemption price per share ($5,096,707 ÷ 354,974 shares)(a)		$14.36
Maximum offering price per share (100/96.50 of $14.36)		$14.88
Class C:
Net Asset Value and offering price per share ($3,716,423 ÷ 265,916 shares)(a)		$13.98
Emerging Markets Discovery:
Net Asset Value, offering price and redemption price per share ($225,730,858 ÷ 15,601,353 shares)		$14.47
Class I:
Net Asset Value, offering price and redemption price per share ($33,490,333 ÷ 2,306,193 shares)		$14.52
Class Z:
Net Asset Value, offering price and redemption price per share ($14,114,975 ÷ 974,854 shares)		$14.48

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2022 (Unaudited)
Investment Income
Dividends		$5,849,086
Income from Fidelity Central Funds (including $29,521 from security lending)		33,782
Income before foreign taxes withheld		5,882,868
Less foreign taxes withheld		(665,986)
Total income		5,216,882
Expenses
Management fee	$1,357,057
Transfer agent fees	311,843
Distribution and service plan fees	58,519
Accounting fees	85,278
Custodian fees and expenses	154,780
Independent trustees' fees and expenses	574
Registration fees	55,885
Audit	42,541
Legal	3,641
Interest	520
Miscellaneous	707
Total expenses before reductions	2,071,345
Expense reductions	(4,997)
Total expenses after reductions		2,066,348
Net investment income (loss)		3,150,534
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $395,763)	158,748
Foreign currency transactions	(2,312)
Total net realized gain (loss)		156,436
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $1,111,796)	(46,050,171)
Assets and liabilities in foreign currencies	(16,954)
Total change in net unrealized appreciation (depreciation)		(46,067,125)
Net gain (loss)		(45,910,689)
Net increase (decrease) in net assets resulting from operations		$(42,760,155)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2022 (Unaudited)	Year ended October 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,150,534	$2,827,395
Net realized gain (loss)	156,436	51,790,932
Change in net unrealized appreciation (depreciation)	(46,067,125)	25,826,045
Net increase (decrease) in net assets resulting from operations	(42,760,155)	80,444,372
Distributions to shareholders	(35,200,802)	(1,678,231)
Share transactions - net increase (decrease)	19,574,105	27,363,583
Total increase (decrease) in net assets	(58,386,852)	106,129,724
Net Assets
Beginning of period	356,884,651	250,754,927
End of period	$298,497,799	$356,884,651

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Emerging Markets Discovery Fund Class A

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$18.36	$13.93	$13.66	$12.01	$15.03	$12.27
Income from Investment Operations
Net investment income (loss)A,B	.13	.11	.04	.13	.18	.14
Net realized and unrealized gain (loss)	(2.24)	4.37	.34	1.71	(2.89)	2.74
Total from investment operations	(2.11)	4.48	.38	1.84	(2.71)	2.88
Distributions from net investment income	(.37)	(.05)	(.11)	(.18)	(.08)	(.07)
Distributions from net realized gain	(1.49)	–	–	(.01)	(.23)	(.06)
Total distributions	(1.86)	(.05)	(.11)	(.19)	(.31)	(.13)
Redemption fees added to paid in capitalA	–	–	–	–	–C	.01
Net asset value, end of period	$14.39	$18.36	$13.93	$13.66	$12.01	$15.03
Total ReturnD,E,F	(12.46)%	32.23%	2.76%	15.50%	(18.39)%	23.89%
Ratios to Average Net AssetsB,G,H
Expenses before reductions	1.52%I	1.49%	1.54%	1.55%	1.52%	1.63%
Expenses net of fee waivers, if any	1.52%I	1.49%	1.53%	1.54%	1.52%	1.63%
Expenses net of all reductions	1.52%I	1.49%	1.51%	1.54%	1.48%	1.62%
Net investment income (loss)	1.65%I	.60%	.33%	.96%	1.22%	1.03%
Supplemental Data
Net assets, end of period (000 omitted)	$16,349	$18,900	$11,745	$15,323	$14,472	$16,062
Portfolio turnover rateJ	29%I	64%	43%	80%	98%	58%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Emerging Markets Discovery Fund Class M

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$18.30	$13.89	$13.62	$11.94	$14.94	$12.20
Income from Investment Operations
Net investment income (loss)A,B	.11	.06	–C	.08	.14	.10
Net realized and unrealized gain (loss)	(2.24)	4.36	.34	1.71	(2.87)	2.74
Total from investment operations	(2.13)	4.42	.34	1.79	(2.73)	2.84
Distributions from net investment income	(.32)	(.01)	(.07)	(.10)	(.04)	(.04)
Distributions from net realized gain	(1.49)	–	–	(.01)	(.23)	(.06)
Total distributions	(1.81)	(.01)	(.07)	(.11)	(.27)	(.11)D
Redemption fees added to paid in capitalA	–	–	–	–	–C	.01
Net asset value, end of period	$14.36	$18.30	$13.89	$13.62	$11.94	$14.94
Total ReturnE,F,G	(12.58)%	31.82%	2.49%	15.06%	(18.58)%	23.63%
Ratios to Average Net AssetsB,H,I
Expenses before reductions	1.79%J	1.76%	1.83%	1.86%	1.79%	1.92%
Expenses net of fee waivers, if any	1.78%J	1.76%	1.83%	1.86%	1.79%	1.92%
Expenses net of all reductions	1.78%J	1.76%	1.80%	1.86%	1.75%	1.90%
Net investment income (loss)	1.39%J	.33%	.03%	.64%	.94%	.74%
Supplemental Data
Net assets, end of period (000 omitted)	$5,097	$6,095	$4,552	$5,773	$5,374	$9,393
Portfolio turnover rateK	29%J	64%	43%	80%	98%	58%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Amount represents less than $.005 per share.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Emerging Markets Discovery Fund Class C

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$17.78	$13.55	$13.29	$11.66	$14.64	$11.97
Income from Investment Operations
Net investment income (loss)A,B	.07	(.03)	(.06)	.02	.06	.04
Net realized and unrealized gain (loss)	(2.18)	4.26	.32	1.67	(2.79)	2.69
Total from investment operations	(2.11)	4.23	.26	1.69	(2.73)	2.73
Distributions from net investment income	(.20)	–	–	(.05)	(.02)	(.01)
Distributions from net realized gain	(1.49)	–	–	(.01)	(.23)	(.06)
Total distributions	(1.69)	–	–	(.06)	(.25)	(.07)
Redemption fees added to paid in capitalA	–	–	–	–	–C	.01
Net asset value, end of period	$13.98	$17.78	$13.55	$13.29	$11.66	$14.64
Total ReturnD,E,F	(12.79)%	31.22%	1.96%	14.54%	(18.97)%	23.02%
Ratios to Average Net AssetsB,G,H
Expenses before reductions	2.28%I	2.25%	2.32%	2.36%	2.28%	2.38%
Expenses net of fee waivers, if any	2.28%I	2.25%	2.31%	2.35%	2.28%	2.38%
Expenses net of all reductions	2.28%I	2.25%	2.29%	2.35%	2.24%	2.37%
Net investment income (loss)	.89%I	(.16)%	(.45)%	.14%	.45%	.28%
Supplemental Data
Net assets, end of period (000 omitted)	$3,716	$4,995	$5,080	$7,562	$11,278	$14,168
Portfolio turnover rateJ	29%I	64%	43%	80%	98%	58%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Emerging Markets Discovery Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$18.48	$14.02	$13.75	$12.10	$15.12	$12.33
Income from Investment Operations
Net investment income (loss)A,B	.16	.16	.08	.16	.23	.18
Net realized and unrealized gain (loss)	(2.26)	4.40	.34	1.72	(2.91)	2.76
Total from investment operations	(2.10)	4.56	.42	1.88	(2.68)	2.94
Distributions from net investment income	(.42)	(.10)	(.15)	(.22)	(.11)	(.09)
Distributions from net realized gain	(1.49)	–	–	(.01)	(.23)	(.06)
Total distributions	(1.91)	(.10)	(.15)	(.23)	(.34)	(.16)C
Redemption fees added to paid in capitalA	–	–	–	–	–D	.01
Net asset value, end of period	$14.47	$18.48	$14.02	$13.75	$12.10	$15.12
Total ReturnE,F	(12.34)%	32.63%	3.07%	15.78%	(18.11)%	24.30%
Ratios to Average Net AssetsB,G,H
Expenses before reductions	1.23%I	1.19%	1.23%	1.25%	1.22%	1.35%
Expenses net of fee waivers, if any	1.23%I	1.18%	1.23%	1.25%	1.22%	1.35%
Expenses net of all reductions	1.23%I	1.18%	1.20%	1.25%	1.18%	1.34%
Net investment income (loss)	1.95%I	.90%	.63%	1.25%	1.51%	1.31%
Supplemental Data
Net assets, end of period (000 omitted)	$225,731	$283,133	$189,784	$208,657	$188,690	$248,124
Portfolio turnover rateJ	29%I	64%	43%	80%	98%	58%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total distributions per share do not sum due to rounding.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Emerging Markets Discovery Fund Class I

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$18.54	$14.06	$13.79	$12.13	$15.15	$12.37
Income from Investment Operations
Net investment income (loss)A,B	.16	.16	.08	.17	.23	.19
Net realized and unrealized gain (loss)	(2.28)	4.41	.34	1.72	(2.90)	2.75
Total from investment operations	(2.12)	4.57	.42	1.89	(2.67)	2.94
Distributions from net investment income	(.41)	(.09)	(.15)	(.22)	(.12)	(.10)
Distributions from net realized gain	(1.49)	–	–	(.01)	(.23)	(.06)
Total distributions	(1.90)	(.09)	(.15)	(.23)	(.35)	(.17)C
Redemption fees added to paid in capitalA	–	–	–	–	–D	.01
Net asset value, end of period	$14.52	$18.54	$14.06	$13.79	$12.13	$15.15
Total ReturnE,F	(12.37)%	32.62%	3.07%	15.78%	(18.06)%	24.25%
Ratios to Average Net AssetsB,G,H
Expenses before reductions	1.21%I	1.19%	1.24%	1.25%	1.22%	1.32%
Expenses net of fee waivers, if any	1.21%I	1.19%	1.23%	1.24%	1.22%	1.32%
Expenses net of all reductions	1.21%I	1.19%	1.21%	1.24%	1.18%	1.30%
Net investment income (loss)	1.97%I	.90%	.63%	1.26%	1.51%	1.34%
Supplemental Data
Net assets, end of period (000 omitted)	$33,490	$27,397	$28,034	$51,081	$57,506	$97,170
Portfolio turnover rateJ	29%I	64%	43%	80%	98%	58%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total distributions per share do not sum due to rounding.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Emerging Markets Discovery Fund Class Z

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2022	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$18.51	$14.04	$13.77	$12.13	$13.19
Income from Investment Operations
Net investment income (loss)B,C	.17	.19	.10	.18	–D
Net realized and unrealized gain (loss)	(2.27)	4.40	.35	1.72	(1.06)
Total from investment operations	(2.10)	4.59	.45	1.90	(1.06)
Distributions from net investment income	(.44)	(.12)	(.18)	(.26)	–
Distributions from net realized gain	(1.49)	–	–	(.01)	–
Total distributions	(1.93)	(.12)	(.18)	(.26)E	–
Redemption fees added to paid in capitalB	–	–	–	–	–
Net asset value, end of period	$14.48	$18.51	$14.04	$13.77	$12.13
Total ReturnF,G	(12.31)%	32.82%	3.24%	15.97%	(8.04)%
Ratios to Average Net AssetsC,H,I
Expenses before reductions	1.07%J	1.05%	1.09%	1.10%	1.17%J
Expenses net of fee waivers, if any	1.07%J	1.05%	1.08%	1.10%	1.02%J
Expenses net of all reductions	1.07%J	1.05%	1.06%	1.10%	.98%J
Net investment income (loss)	2.10%J	1.04%	.78%	1.40%	(.12)%J
Supplemental Data
Net assets, end of period (000 omitted)	$14,115	$16,365	$11,561	$18,267	$1,412
Portfolio turnover rateK	29%J	64%	43%	80%	98%

 A For the period October 2, 2018 (commencement of sale of shares) through October 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Amount represents less than $.005 per share.

 E Total distributions per share do not sum due to rounding.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2022

1. Organization.

Fidelity Emerging Markets Discovery Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Emerging Markets Discovery, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2022 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Deferred taxes on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$45,362,354
Gross unrealized depreciation	(50,323,080)
Net unrealized appreciation (depreciation)	$(4,960,726)
Tax cost	$302,095,943

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Emerging Markets Discovery Fund	47,502,676	69,206,179

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .60% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .82% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$22,134	$1,110
Class M	.25%	.25%	14,264	102
Class C	.75%	.25%	22,121	1,524
			$58,519	$2,736

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$2,133
Class M	261
Class C(a)	276
$2,670

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$21,211.24
Class M	7,173.25
Class C	5,507.25
Emerging Markets Discovery	249,875.19
Class I	25,072.17
Class Z	3,005.04
	$311,843

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Emerging Markets Discovery Fund	.05

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Emerging Markets Discovery Fund	$42

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Emerging Markets Discovery Fund	Borrower	$5,408,545.31%		$520

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Emerging Markets Discovery Fund	4,687,772	1,628,627	(793,756)

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Emerging Markets Discovery Fund	$284

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Emerging Markets Discovery Fund	$3,166	$–	$–

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $227.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $4,770.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2022	Year ended October 31, 2021
Fidelity Emerging Markets Discovery Fund
Distributions to shareholders
Class A	$1,910,190	$43,438
Class M	606,383	2,654
Class C	467,124	–
Emerging Markets Discovery	27,737,464	1,342,123
Class I	2,782,285	179,027
Class Z	1,697,356	110,989
Total	$35,200,802	$1,678,231

10. Share Transactions.

Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2022	Year ended October 31, 2021	Six months ended April 30, 2022	Year ended October 31, 2021
Fidelity Emerging Markets Discovery Fund
Class A
Shares sold	98,436	314,066	$1,551,127	$5,697,761
Reinvestment of distributions	120,206	2,718	1,910,075	43,438
Shares redeemed	(111,538)	(130,443)	(1,764,952)	(2,336,122)
Net increase (decrease)	107,104	186,341	$1,696,250	$3,405,077
Class M
Shares sold	24,210	56,604	$383,126	$1,018,071
Reinvestment of distributions	38,167	166	606,098	2,654
Shares redeemed	(40,414)	(51,511)	(622,326)	(891,524)
Net increase (decrease)	21,963	5,259	$366,898	$129,201
Class C
Shares sold	9,740	33,657	$149,462	$585,713
Reinvestment of distributions	30,156	–	467,124	–
Shares redeemed	(54,888)	(127,596)	(828,725)	(2,221,246)
Net increase (decrease)	(14,992)	(93,939)	$(212,139)	$(1,635,533)
Emerging Markets Discovery
Shares sold	3,379,694	5,654,080	$53,028,786	$103,043,648
Reinvestment of distributions	1,414,497	68,892	22,589,516	1,105,024
Shares redeemed	(4,511,823)	(3,938,307)	(72,176,422)	(70,585,881)
Net increase (decrease)	282,368	1,784,665	$3,441,880	$33,562,791
Class I
Shares sold	1,043,010	437,256	$16,247,869	$8,018,391
Reinvestment of distributions	170,907	11,029	2,737,935	177,453
Shares redeemed	(385,687)	(964,322)	(6,138,439)	(17,067,625)
Net increase (decrease)	828,230	(516,037)	$12,847,365	$(8,871,781)
Class Z
Shares sold	190,324	580,870	$3,078,867	$9,517,876
Reinvestment of distributions	104,684	5,999	1,671,802	96,227
Shares redeemed	(204,475)	(526,020)	(3,316,818)	(8,840,275)
Net increase (decrease)	90,533	60,849	$1,433,851	$773,828

11. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

12. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Fidelity® Total Emerging Markets Fund

Investment Summary (Unaudited)

Top Ten Stocks as of April 30, 2022

% of fund's net assets
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	5.7
Tencent Holdings Ltd. (Cayman Islands, Interactive Media & Services)	3.6
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	3.3
Alibaba Group Holding Ltd. (Cayman Islands, Internet & Direct Marketing Retail)	1.8
HDFC Bank Ltd. (India, Banks)	1.6
Reliance Industries Ltd. (India, Oil, Gas & Consumable Fuels)	1.5
China Construction Bank Corp. (H Shares) (China, Banks)	1.2
Meituan Class B (Cayman Islands, Internet & Direct Marketing Retail)	1.1
Pinduoduo, Inc. ADR (Cayman Islands, Internet & Direct Marketing Retail)	1.0
Infosys Ltd. sponsored ADR (India, IT Services)	1.0
21.8

Market Sectors as of April 30, 2022

% of fund's net assets
Financials	16.3
Information Technology	14.9
Energy	10.6
Consumer Discretionary	9.7
Materials	8.0
Communication Services	8.0
Consumer Staples	4.5
Industrials	4.3
Utilities	3.7
Health Care	2.7
Real Estate	1.3

Geographic Diversification (% of fund's net assets)

As of April 30, 2022
Cayman Islands	16.4%
India	10.8%
Korea (South)	9.4%
Taiwan	7.0%
China	6.0%
Mexico	4.4%
Brazil	4.4%
Saudi Arabia	3.7%
Indonesia	2.9%
Other*	35.0%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation (% of fund's net assets)

As of April 30, 2022
Stocks	69.0%
Bonds	29.9%
Other Investments	0.7%
Short-Term Investments and Net Other Assets (Liabilities)	0.4%

Fidelity® Total Emerging Markets Fund

Schedule of Investments April 30, 2022 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 67.4%
		Shares	Value
Belgium - 0.3%
Titan Cement International Trading SA		101,400	$1,426,143
Bermuda - 0.8%
China Gas Holdings Ltd.		487,944	594,788
Credicorp Ltd. (United States)		9,679	1,344,316
Huanxi Media Group Ltd. (a)		1,976,596	342,818
Kerry Properties Ltd.		90,500	244,724
Kunlun Energy Co. Ltd.		836,040	693,819
Pacific Basin Shipping Ltd.		32,000	14,682
Shangri-La Asia Ltd. (a)		90,000	68,143

TOTAL BERMUDA			3,303,290

Brazil - 2.6%
Arezzo Industria e Comercio SA		18,364	332,331
Atacadao SA		349,300	1,453,312
Dexco SA		422,730	1,100,443
ENGIE Brasil Energia SA		59,000	500,025
Equatorial Energia SA		190,900	990,033
Localiza Rent A Car SA		52,491	562,076
LOG Commercial Properties e Participacoes SA		59,800	289,448
Lojas Renner SA		107,632	517,048
Natura & Co. Holding SA (a)		114,818	431,733
Rede D'Oregon Sao Luiz SA (b)		78,633	584,187
Rumo SA		269,900	893,671
Suzano Papel e Celulose SA		82,700	829,852
Transmissora Alianca de Energia Eletrica SA unit		74,800	665,400
Vale SA sponsored ADR		128,768	2,174,892

TOTAL BRAZIL			11,324,451

British Virgin Islands - 0.0%
Fix Price Group Ltd. GDR (Reg. S) (c)		68,238	25,202
Canada - 0.6%
Barrick Gold Corp.		120,500	2,688,355
Cayman Islands - 15.1%
Akeso, Inc. (a)(b)(d)		87,071	162,437
Alibaba Group Holding Ltd. (a)		654,023	7,977,569
Alibaba Group Holding Ltd. sponsored ADR (a)		4,359	423,215
Angelalign Technology, Inc. (b)(d)		11,324	159,324
Ant International Co. Ltd. Class C (a)(c)(e)		424,550	692,017
Antengene Corp. (a)(b)		332,014	261,165
Archosaur Games, Inc. (b)		35,813	33,894
BeiGene Ltd. ADR (a)		446	71,360
Bilibili, Inc. ADR (a)		79,088	1,925,002
BizLink Holding, Inc.		1,000	10,013
Chailease Holding Co. Ltd.		317,138	2,521,647
China Resources Land Ltd.		116,510	520,359
CIFI Holdings Group Co. Ltd.		928,711	446,726
CK Asset Holdings Ltd.		26,000	176,258
ENN Energy Holdings Ltd.		79,600	1,066,248
ESR Cayman Ltd. (a)(b)		67,800	205,814
GlobalFoundries, Inc.		3,976	207,905
Haitian International Holdings Ltd.		199,000	489,824
Hansoh Pharmaceutical Group Co. Ltd. (b)		262,927	433,075
Innovent Biologics, Inc. (a)(b)		106,005	328,768
Jacobio Pharmaceuticals Group Co. Ltd. (a)(b)		231,745	233,835
JD Health International, Inc. (a)(b)		31,007	193,299
JD.com, Inc.:
Class A		88,885	2,771,306
sponsored ADR		17,082	1,053,276
KE Holdings, Inc. ADR (a)		3,900	55,302
Kuaishou Technology Class B (a)(b)		55,448	452,776
KWG Group Holdings Ltd. (d)		513,000	183,559
Li Ning Co. Ltd.		247,534	1,929,322
Longfor Properties Co. Ltd. (b)		106,500	527,451
Medlive Technology Co. Ltd. (b)		93,097	108,663
Meituan Class B (a)(b)		230,588	4,940,672
NetEase, Inc. ADR		20,421	1,946,734
PagSeguro Digital Ltd. (a)		89,581	1,317,737
Parade Technologies Ltd.		9,910	471,550
Pinduoduo, Inc. ADR (a)		102,140	4,401,213
Sea Ltd. ADR (a)		24,049	1,990,295
Silergy Corp.		10,534	938,393
SITC International Holdings Co. Ltd.		115,000	382,314
StoneCo Ltd. Class A (a)		32,006	301,497
Tencent Holdings Ltd.		329,598	15,532,268
Tencent Music Entertainment Group ADR (a)		29,000	123,250
Tongdao Liepin Group (a)		118,674	219,858
Trip.com Group Ltd. ADR (a)		50,742	1,200,048
Uni-President China Holdings Ltd.		534,600	468,471
Wuxi Biologics (Cayman), Inc. (a)(b)		226,468	1,671,519
XP, Inc. Class A (a)		70,635	1,738,327
XPeng, Inc. ADR (a)		48,102	1,183,790
Zai Lab Ltd. (a)		166,700	679,288
Zai Lab Ltd. ADR (a)		692	27,652

TOTAL CAYMAN ISLANDS			65,156,285

Chile - 1.0%
Banco de Chile		12,605,100	1,258,648
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR		40,021	2,953,550

TOTAL CHILE			4,212,198

China - 6.0%
Asymchem Laboratories Tianjin Co. Ltd. (H Shares) (b)		12,762	274,903
Bafang Electric Suzhou Co. Ltd. (A Shares)		14,345	333,099
Beijing Enlight Media Co. Ltd. (A Shares)		232,500	253,981
C&S Paper Co. Ltd. (A Shares)		333,300	526,905
China Communications Services Corp. Ltd. (H Shares)		878,000	399,877
China Construction Bank Corp. (H Shares)		7,404,000	5,274,604
China Merchants Shekou Industrial Zone Holdings Co. Ltd. (A Shares)		148,200	351,020
China Petroleum & Chemical Corp. (H Shares)		3,110,000	1,522,258
China Tower Corp. Ltd. (H Shares) (b)		1,967,303	229,603
Contemporary Amperex Technology Co. Ltd.		3,067	186,888
Daqin Railway Co. Ltd. (A Shares)		747,500	751,371
Flat Glass Group Co. Ltd. (d)		61,988	221,658
Gemdale Corp. (A Shares)		139,058	300,908
Great Wall Motor Co. Ltd. (H Shares)		147,889	207,108
Haier Smart Home Co. Ltd.		275,200	972,225
Haier Smart Home Co. Ltd. (A Shares)		12,560	48,708
Hongfa Technology Co. Ltd. (A Shares)		42,306	307,632
Pharmaron Beijing Co. Ltd. (H Shares) (b)		41,489	521,204
Ping An Insurance Group Co. of China Ltd. (H Shares)		645,500	4,080,024
Poly Developments & Holdings (A Shares)		113,600	311,793
Proya Cosmetics Co. Ltd. (A Shares)		55,600	1,691,550
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)		25,329	1,193,709
Sinopec Engineering Group Co. Ltd. (H Shares)		508,000	265,445
Sinopharm Group Co. Ltd. (H Shares)		149,028	342,940
Sungrow Power Supply Co. Ltd. (A Shares)		23,092	217,728
TravelSky Technology Ltd. (H Shares)		250,000	377,544
Tsingtao Brewery Co. Ltd. (H Shares)		358,000	2,898,426
Venus MedTech Hangzhou, Inc. (H Shares) (a)(b)		77,418	142,124
WuXi AppTec Co. Ltd. (H Shares) (b)		37,593	511,332
Yunnan Botanee Bio-Technology Group Co., Ltd.:
(A Shares)		200	5,934
(A Shares)		16,474	489,406
Zhejiang Sanhua Intelligent Controls Co. Ltd. (A Shares)		114,800	287,991
Zhuzhou CRRC Times Electric Co. Ltd. (H Shares)		167,100	656,916

TOTAL CHINA			26,156,814

Cyprus - 0.0%
TCS Group Holding PLC GDR (c)		56,395	70,750
Germany - 0.3%
Delivery Hero AG (a)(b)		32,985	1,159,521
Greece - 0.4%
Alpha Bank SA (a)		1,241,400	1,397,373
Piraeus Financial Holdings SA (a)		300,300	433,532

TOTAL GREECE			1,830,905

Hong Kong - 1.0%
AIA Group Ltd.		156,200	1,534,471
China Merchants Holdings International Co. Ltd.		4,000	6,983
China Overseas Land and Investment Ltd.		190,040	587,087
China Resources Beer Holdings Co. Ltd.		286,666	1,683,830
Guangdong Investment Ltd.		476,000	609,443

TOTAL HONG KONG			4,421,814

Hungary - 0.1%
Richter Gedeon PLC		21,552	429,854
India - 10.7%
Adani Ports & Special Economic Zone Ltd.		146,666	1,627,388
Apollo Hospitals Enterprise Ltd.		15,179	877,904
Bajaj Finance Ltd.		27,264	2,347,370
Bandhan Bank Ltd. (b)		429,300	1,859,347
Bharat Electronics Ltd.		234,700	725,525
CE Info Systems Ltd.		10,425	199,967
Divi's Laboratories Ltd.		9,643	563,799
Embassy Office Parks (REIT)		40,000	200,553
HDFC Bank Ltd.		378,696	6,780,994
HDFC Standard Life Insurance Co. Ltd. (b)		131,792	998,093
Indraprastha Gas Ltd.		142,193	651,443
Indus Towers Ltd.		27,100	73,586
Infosys Ltd.		57,265	1,159,198
Infosys Ltd. sponsored ADR		209,398	4,160,738
ITC Ltd.		300,913	1,012,976
JK Cement Ltd.		58,974	2,031,456
Larsen & Toubro Ltd.		71,869	1,577,596
Mahanagar Gas Ltd.		40,139	401,212
Manappuram General Finance & Leasing Ltd.		443,251	660,060
Maruti Suzuki India Ltd.		6,413	641,524
NTPC Ltd.		534,584	1,083,738
Oberoi Realty Ltd. (a)		34,570	430,148
Oil & Natural Gas Corp. Ltd.		552,400	1,143,414
Petronet LNG Ltd.		144,806	383,367
Power Grid Corp. of India Ltd.		521,710	1,544,145
Reliance Industries Ltd.		176,513	6,387,770
Shree Cement Ltd.		4,651	1,563,004
Shriram Transport Finance Co. Ltd.		66,718	1,035,107
Sun Pharmaceutical Industries Ltd.		25,953	313,340
Tata Motors Ltd. (a)		145,824	824,213
Tata Steel Ltd.		77,000	1,262,747
Titan Co. Ltd.		17,955	572,226
Torrent Pharmaceuticals Ltd.		9,647	352,707
Vijaya Diagnostic Centre Pvt Ltd.		22,718	135,024
Voltas Ltd.		28,689	469,621
Wipro Ltd.		20,408	133,926

TOTAL INDIA			46,185,226

Indonesia - 1.6%
PT Astra International Tbk (f)		715,000	373,331
PT Bank Central Asia Tbk (g)		4,992,200	2,799,983
PT Bank Rakyat Indonesia (Persero) Tbk (g)		10,332,979	3,442,816
PT Dayamitra Telekomunikasi Tbk		1,153,900	60,529
PT United Tractors Tbk (g)		212,300	443,006

TOTAL INDONESIA			7,119,665

Japan - 0.8%
Capcom Co. Ltd.		8,366	220,755
JEOL Ltd.		4,257	191,176
JTOWER, Inc. (a)		3,651	171,574
Money Forward, Inc. (a)		6,912	235,019
Renesas Electronics Corp. (a)		54,682	583,893
Sumco Corp.		20,164	290,395
Tokyo Electron Ltd.		703	296,629
Z Holdings Corp.		361,167	1,417,883

TOTAL JAPAN			3,407,324

Korea (South) - 9.2%
AMOREPACIFIC Group, Inc.		21,099	825,646
Coway Co. Ltd.		12,450	693,618
Hana Financial Group, Inc.		49,110	1,813,597
Hanon Systems		41,740	371,543
Hyundai Fire & Marine Insurance Co. Ltd.		8,900	228,165
Hyundai Mobis		4,692	759,269
Kakao Corp.		24,483	1,701,130
Kakao Pay Corp. (a)		4,420	388,885
KB Financial Group, Inc.		59,578	2,757,073
Kia Corp.		33,600	2,192,114
LG Chemical Ltd.		1,743	710,076
LG Corp.		10,170	584,178
NAVER Corp.		5,020	1,112,304
NCSOFT Corp.		1,741	573,495
Netmarble Corp. (b)		1,903	142,284
POSCO		12,162	2,762,143
S-Oil Corp.		10,020	815,456
Samsung Biologics Co. Ltd. (a)(b)		2,214	1,452,564
Samsung Electronics Co. Ltd.		267,150	14,161,666
Samsung SDI Co. Ltd.		2,939	1,392,561
SK Hynix, Inc.		45,165	3,936,677
Studio Dragon Corp. (a)		6,102	398,600

TOTAL KOREA (SOUTH)			39,773,044

Luxembourg - 0.2%
Adecoagro SA		10,800	121,500
Globant SA (a)		849	183,376
Tenaris SA sponsored ADR		23,700	715,266

TOTAL LUXEMBOURG			1,020,142

Mauritius - 0.0%
Jumo World Ltd. (c)		30	140,320
Mexico - 1.6%
CEMEX S.A.B. de CV sponsored ADR (a)		404,900	1,781,560
Corporacion Inmobiliaria Vesta S.A.B. de CV		208,666	386,625
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B		63,400	975,645
Grupo Aeroportuario Norte S.A.B. de CV		47,200	331,220
Grupo Financiero Banorte S.A.B. de CV Series O		443,821	2,929,808
Wal-Mart de Mexico SA de CV Series V		180,500	638,271

TOTAL MEXICO			7,043,129

Netherlands - 0.3%
ASML Holding NV (Netherlands)		927	526,108
CTP BV (b)		4,609	65,258
CTP BV rights (a)(f)		4,609	875
NXP Semiconductors NV		1,526	260,793
X5 Retail Group NV GDR (Reg. S) (c)		77,500	16,181
Yandex NV Series A (a)(c)		94,069	322,642

TOTAL NETHERLANDS			1,191,857

Panama - 0.1%
Copa Holdings SA Class A (a)		5,641	425,162
Philippines - 0.2%
Ayala Land, Inc.		423,500	258,071
SM Investments Corp.		27,000	437,984

TOTAL PHILIPPINES			696,055

Poland - 0.1%
CD Projekt RED SA (d)		19,064	515,965
Russia - 0.0%
Gazprom OAO sponsored ADR (Reg. S) (c)		155,600	35,545
LSR Group OJSC (c)		755	990
LUKOIL PJSC sponsored ADR (c)		35,200	9,958
Novatek PJSC GDR (Reg. S) (c)		9,100	2,325
Sberbank of Russia (c)		30	0
Sberbank of Russia sponsored ADR (c)		324,104	5,769
Severstal PAO GDR (Reg. S) (c)		83,700	1,976

TOTAL RUSSIA			56,563

Saudi Arabia - 2.7%
Al Rajhi Bank (g)		86,009	4,049,587
Alinma Bank		199,300	2,202,459
Saudi Arabian Oil Co. (b)(g)		110,200	1,319,180
Saudi Tadawul Group Holding Co.		32,000	1,725,072
The Saudi National Bank (f)		107,800	2,270,502

TOTAL SAUDI ARABIA			11,566,800

Singapore - 0.6%
First Resources Ltd.		1,000,100	1,525,346
United Overseas Bank Ltd.		47,200	1,010,375

TOTAL SINGAPORE			2,535,721

South Africa - 1.9%
Capitec Bank Holdings Ltd.		11,450	1,598,303
FirstRand Ltd.		449,107	1,934,161
Impala Platinum Holdings Ltd.		216,700	2,803,105
Pick 'n Pay Stores Ltd.		574,800	2,078,614

TOTAL SOUTH AFRICA			8,414,183

Taiwan - 7.0%
ECLAT Textile Co. Ltd.		11,000	180,595
eMemory Technology, Inc.		7,217	303,478
GlobalWafers Co. Ltd.		6,667	116,255
MediaTek, Inc.		96,408	2,659,264
Taiwan Semiconductor Manufacturing Co. Ltd.		1,350,498	24,434,254
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR		2,500	232,325
Unified-President Enterprises Corp.		417,000	965,320
Unimicron Technology Corp.		82,810	581,166
Wiwynn Corp.		18,000	615,866

TOTAL TAIWAN			30,088,523

Thailand - 0.2%
Land & House PCL (For. Reg.)		605,700	168,482
PTT Global Chemical PCL (For. Reg.)		617,700	896,337

TOTAL THAILAND			1,064,819

Turkey - 0.3%
Aselsan A/S		442,500	730,137
Bim Birlesik Magazalar A/S JSC		77,000	433,273

TOTAL TURKEY			1,163,410

United Kingdom - 0.5%
Helios Towers PLC (a)		110,200	153,940
Mondi PLC		27,927	526,554
Prudential PLC		112,335	1,398,397

TOTAL UNITED KINGDOM			2,078,891

United States of America - 1.2%
Airbnb, Inc. Class A (a)		900	137,889
Dlocal Ltd.		15,411	349,367
FirstCash Holdings, Inc.		22,601	1,803,108
Li Auto, Inc. ADR (a)		71,692	1,608,052
Marvell Technology, Inc.		4,878	283,314
NVIDIA Corp.		942	174,713
Salesforce.com, Inc. (a)		1,724	303,321
Snap, Inc. Class A (a)		6,183	175,968
Yum China Holdings, Inc.		6,797	284,115

TOTAL UNITED STATES OF AMERICA			5,119,847

TOTAL COMMON STOCKS
(Cost $257,937,849)			291,812,228

Preferred Stocks - 1.6%
Convertible Preferred Stocks - 0.2%
Cayman Islands - 0.1%
Creditas Financial Solutions Ltd. Series F (c)(e)		1,073	337,976
China - 0.0%
dMed Biopharmaceutical Co. Ltd. Series C (a)(c)(e)		11,962	118,663
India - 0.1%
Meesho Series F (c)(e)		7,108	544,987

TOTAL CONVERTIBLE PREFERRED STOCKS			1,001,626

Nonconvertible Preferred Stocks - 1.4%
Brazil - 1.2%
Ambev SA sponsored ADR		500,800	1,457,328
Companhia de Transmissao de Energia Eletrica Paulista (PN)		56,500	287,531
Metalurgica Gerdau SA (PN)		608,370	1,397,887
Petroleo Brasileiro SA - Petrobras:
(PN) sponsored ADR (non-vtg.)		85,206	1,045,478
sponsored ADR		62,100	842,697
			5,030,921
Korea (South) - 0.2%
Hyundai Motor Co. Series 2		10,133	754,420
United States of America - 0.0%
Gupshup, Inc. (c)(e)		8,409	159,939

TOTAL NONCONVERTIBLE PREFERRED STOCKS			5,945,280

TOTAL PREFERRED STOCKS
(Cost $5,411,367)			6,946,906
		Principal Amount	Value

Nonconvertible Bonds - 14.3%
Azerbaijan - 0.3%
Southern Gas Corridor CJSC 6.875% 3/24/26 (b)		895,000	947,581
State Oil Co. of Azerbaijan Republic:
4.75% 3/13/23 (Reg. S)		200,000	198,913
6.95% 3/18/30 (Reg. S)		350,000	377,956

TOTAL AZERBAIJAN			1,524,450

Bahrain - 0.6%
The Oil and Gas Holding Co.:
7.5% 10/25/27 (b)		1,930,000	2,023,846
7.625% 11/7/24 (b)		400,000	419,075

TOTAL BAHRAIN			2,442,921

Bailiwick of Jersey - 0.2%
Galaxy Pipeline Assets BidCo Ltd.:
2.16% 3/31/34 (b)		432,387	376,220
2.625% 3/31/36 (b)		570,000	475,808

TOTAL BAILIWICK OF JERSEY			852,028

Bermuda - 0.5%
GeoPark Ltd. 5.5% 1/17/27 (b)		700,000	631,881
Investment Energy Resources Ltd. 6.25% 4/26/29 (b)		510,000	503,115
Qtel International Finance Ltd. 2.625% 4/8/31 (b)		495,000	445,500
Tengizchevroil Finance Co. International Ltd. 3.25% 8/15/30 (b)		550,000	441,925

TOTAL BERMUDA			2,022,421

Brazil - 0.1%
Natura Cosmeticos SA 4.125% 5/3/28 (b)		435,000	388,716
British Virgin Islands - 0.6%
1MDB Global Investments Ltd. 4.4% 3/9/23		2,000,000	1,970,000
ENN Clean Energy International Investment Ltd. 3.375% 5/12/26 (b)		395,000	364,099
Sinopec Group Overseas Development Ltd. 2.7% 5/13/30 (b)		350,000	314,300

TOTAL BRITISH VIRGIN ISLANDS			2,648,399

Canada - 0.4%
First Quantum Minerals Ltd.:
6.875% 3/1/26 (b)		410,000	408,539
7.5% 4/1/25 (b)		825,000	833,250
Gcm Mining Corp. 6.875% 8/9/26 (b)		400,000	352,000

TOTAL CANADA			1,593,789

Cayman Islands - 1.0%
DP World Crescent Ltd.:
3.875% 7/18/29 (Reg. S)		700,000	670,250
4.848% 9/26/28 (b)		400,000	410,700
Lamar Funding Ltd. 3.958% 5/7/25 (b)		430,000	417,046
Meituan 2.125% 10/28/25 (b)		640,000	570,432
NagaCorp Ltd. 7.95% 7/6/24 (Reg. S)		400,000	361,450
SA Global Sukuk Ltd. 1.602% 6/17/26 (b)		1,110,000	1,018,536
Sable International Finance Ltd. 5.75% 9/7/27 (b)		600,000	590,814
Termocandelaria Power Ltd. 7.875% 1/30/29 (b)		454,750	441,193

TOTAL CAYMAN ISLANDS			4,480,421

Chile - 0.4%
Corporacion Nacional del Cobre de Chile (Codelco):
3.7% 1/30/50 (b)		300,000	238,556
3.75% 1/15/31 (b)		300,000	279,375
4.25% 7/17/42 (b)		500,000	436,969
4.5% 8/1/47 (b)		250,000	227,078
Empresa Nacional de Petroleo 4.5% 9/14/47 (b)		440,000	330,358
VTR Comunicaciones SpA 5.125% 1/15/28 (b)		400,000	357,700

TOTAL CHILE			1,870,036

Colombia - 0.1%
Oleoducto Central SA 4% 7/14/27 (b)		350,000	317,691
Dominican Republic - 0.1%
Banco de Reservas de La Republica Dominicana 7% 2/1/23 (b)		650,000	658,125
Guatemala - 0.1%
CT Trust 5.125% 2/3/32 (b)		440,000	408,232
Hong Kong - 0.1%
Lenovo Group Ltd. 3.421% 11/2/30 (b)		495,000	433,837
Indonesia - 0.7%
PT Adaro Indonesia 4.25% 10/31/24 (b)		550,000	542,884
PT Freeport Indonesia:
5.315% 4/14/32 (b)		250,000	241,750
6.2% 4/14/52 (b)		200,000	192,132
PT Hutama Karya Persero 3.75% 5/11/30 (b)		600,000	569,550
PT Indonesia Asahan Aluminium Tbk:
4.75% 5/15/25 (b)		485,000	484,447
5.45% 5/15/30 (b)		400,000	397,724
PT Pertamina Persero:
4.15% 2/25/60 (b)		365,000	286,593
4.175% 1/21/50 (b)		450,000	370,125

TOTAL INDONESIA			3,085,205

Ireland - 0.0%
SUEK Securities DAC 3.375% 9/15/26 (b)		535,000	26,750
Kazakhstan - 0.1%
KazMunaiGaz National Co.:
3.5% 4/14/33 (b)		400,000	332,000
5.375% 4/24/30 (b)		250,000	240,575

TOTAL KAZAKHSTAN			572,575

Luxembourg - 0.4%
Adecoagro SA 6% 9/21/27 (b)		480,000	471,125
B2W Digital Lux SARL 4.375% 12/20/30 (b)		385,000	318,299
EIG Pearl Holdings SARL 3.545% 8/31/36 (b)		590,000	522,056
MC Brazil Downstream Trading SARL 7.25% 6/30/31 (b)		385,000	334,950

TOTAL LUXEMBOURG			1,646,430

Malaysia - 0.3%
MISC Capital Two (Labuan) Ltd. 3.75% 4/6/27 (b)		380,000	366,179
Petronas Capital Ltd.:
3.5% 4/21/30 (b)		450,000	429,154
4.55% 4/21/50 (b)		400,000	401,070

TOTAL MALAYSIA			1,196,403

Mauritius - 0.3%
AXIAN Telecom 7.375% 2/16/27 (b)		355,000	343,906
CA Magnum Holdings 5.375% (b)(h)		400,000	384,000
HTA Group Ltd. 7% 12/18/25 (b)		400,000	392,575
MTN (Mauritius) Investments Ltd. 4.755% 11/11/24 (b)		225,000	222,652

TOTAL MAURITIUS			1,343,133

Mexico - 2.2%
Comision Federal de Electricid:
3.348% 2/9/31 (b)		450,000	359,381
4.688% 5/15/29 (b)		390,000	358,629
Petroleos Mexicanos:
4.5% 1/23/26		400,000	373,800
5.35% 2/12/28		320,000	283,053
6.49% 1/23/27		890,000	851,908
6.5% 3/13/27		185,000	176,729
6.5% 6/2/41		1,170,000	868,725
6.625% 6/15/35		1,675,000	1,358,425
6.7% 2/16/32		415,000	357,597
6.75% 9/21/47		960,000	693,293
6.84% 1/23/30		520,000	473,876
6.875% 10/16/25		150,000	151,470
6.95% 1/28/60		2,175,000	1,587,750
7.69% 1/23/50		2,044,000	1,595,342

TOTAL MEXICO			9,489,978

Morocco - 0.2%
OCP SA:
3.75% 6/23/31 (b)		535,000	452,022
4.5% 10/22/25 (b)		345,000	344,310

TOTAL MOROCCO			796,332

Multi-National - 0.2%
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (b)		690,000	688,137
Netherlands - 0.6%
Embraer Netherlands Finance BV 5.05% 6/15/25		400,000	394,300
Kazakhstan Temir Zholy Finance BV 6.95% 7/10/42 (b)		250,000	254,368
Mong Duong Finance Holdings BV 5.125% 5/7/29 (b)		890,000	794,325
Prosus NV:
3.68% 1/21/30 (b)		400,000	338,100
3.832% 2/8/51 (b)		425,000	283,555
4.027% 8/3/50 (b)		350,000	241,500
4.193% 1/19/32 (b)		445,000	376,025

TOTAL NETHERLANDS			2,682,173

Panama - 0.3%
Aeropuerto Internacional de Tocumen SA:
4% 8/11/41 (b)		490,000	424,248
5.125% 8/11/61 (b)		200,000	171,288
Cable Onda SA 4.5% 1/30/30 (b)		580,000	540,024

TOTAL PANAMA			1,135,560

Paraguay - 0.2%
Telefonica Celular del Paraguay SA 5.875% 4/15/27 (b)		700,000	703,413
Peru - 0.1%
Camposol SA 6% 2/3/27 (b)		500,000	457,438
Compania de Minas Buenaventura SA 5.5% 7/23/26 (b)		165,000	150,697

TOTAL PERU			608,135

Qatar - 0.5%
Qatar Petroleum:
1.375% 9/12/26 (b)		725,000	657,031
2.25% 7/12/31 (b)		700,000	612,500
3.125% 7/12/41 (b)		650,000	541,856
3.3% 7/12/51 (b)		380,000	314,046

TOTAL QATAR			2,125,433

Saudi Arabia - 0.9%
Saudi Arabian Oil Co.:
1.625% 11/24/25 (b)		950,000	881,600
3.5% 4/16/29 (b)		450,000	434,813
4.25% 4/16/39 (b)		2,955,000	2,807,250

TOTAL SAUDI ARABIA			4,123,663

Singapore - 0.3%
Indika Energy Capital III Pte. Ltd. 5.875% 11/9/24 (b)		500,000	490,094
Medco Bell Pte Ltd. 6.375% 1/30/27 (b)		730,000	682,550

TOTAL SINGAPORE			1,172,644

South Africa - 0.6%
Eskom Holdings SOC Ltd.:
6.75% 8/6/23 (b)		2,050,000	1,989,812
7.125% 2/11/25 (b)		650,000	618,638

TOTAL SOUTH AFRICA			2,608,450

Spain - 0.1%
EnfraGen Energia Sur SA 5.375% 12/30/30 (b)		690,000	495,337
Thailand - 0.1%
PTT Treasury Center Co. Ltd. 3.7% 7/16/70 (b)		350,000	259,722
United Arab Emirates - 0.1%
Abu Dhabi National Energy Co. PJSC 4% 10/3/49 (b)		515,000	497,233
United Kingdom - 0.7%
Antofagasta PLC 2.375% 10/14/30 (b)		450,000	366,975
Endeavour Mining PLC 5% 10/14/26 (b)		405,000	366,525
Liquid Telecommunications Financing PLC 5.5% 9/4/26 (b)		400,000	383,000
NAK Naftogaz Ukraine 7.375% 7/19/22 (Reg. S)		400,000	141,075
The Bidvest Group UK PLC 3.625% 9/23/26 (b)		450,000	411,750
Tullow Oil PLC:
7% 3/1/25 (b)		840,000	678,300
10.25% 5/15/26 (b)		665,000	655,025

TOTAL UNITED KINGDOM			3,002,650

United States of America - 0.6%
DAE Funding LLC 1.55% 8/1/24 (b)		450,000	419,625
Kosmos Energy Ltd. 7.125% 4/4/26 (b)		775,000	756,739
NBM U.S. Holdings, Inc. 6.625% 8/6/29 (b)		130,000	133,153
Sasol Financing U.S.A. LLC 5.875% 3/27/24		500,000	496,250
Stillwater Mining Co. 4% 11/16/26 (b)		690,000	629,625

TOTAL UNITED STATES OF AMERICA			2,435,392

Uzbekistan - 0.1%
National Bank of Uzbekistan 4.85% 10/21/25 (Reg. S)		350,000	309,159
Uzbekneftegaz JSC 4.75% 11/16/28 (b)		400,000	326,000

TOTAL UZBEKISTAN			635,159

Venezuela - 0.2%
Petroleos de Venezuela SA:
6% 5/16/24 (b)(i)		5,700,000	384,750
6% 11/15/26 (Reg. S) (i)		6,800,000	459,000

TOTAL VENEZUELA			843,750

TOTAL NONCONVERTIBLE BONDS
(Cost $70,069,693)			61,814,723

Government Obligations - 15.8%
Angola - 0.6%
Angola Republic:
8.25% 5/9/28 (b)		1,020,000	979,200
8.75% 4/14/32 (b)		200,000	188,500
9.5% 11/12/25 (b)		1,480,000	1,574,350

TOTAL ANGOLA			2,742,050

Argentina - 0.8%
Argentine Republic:
0.5% 7/9/30 (j)		3,025,365	949,965
1% 7/9/29		498,666	159,074
1.125% 7/9/35 (j)		3,922,734	1,112,095
2% 1/9/38 (j)		2,011,834	719,231
Buenos Aires Province 3.9% 9/1/37 (b)(j)		1,030,000	427,321

TOTAL ARGENTINA			3,367,686

Armenia - 0.1%
Republic of Armenia 7.15% 3/26/25 (b)		370,000	363,248
Barbados - 0.2%
Barbados Government 6.5% 10/1/29 (b)		855,000	817,487
Benin - 0.2%
Republic of Benin:
4.875% 1/19/32 (b)	EUR	340,000	307,077
5.75% 3/26/26 (b)	EUR	450,000	484,608
6.875% 1/19/52 (b)	EUR	100,000	86,691

TOTAL BENIN			878,376

Brazil - 0.5%
Brazilian Federative Republic:
3.875% 6/12/30		2,090,000	1,840,898
4.75% 1/14/50		505,000	383,895

TOTAL BRAZIL			2,224,793

Cameroon - 0.3%
Cameroon Republic:
5.95% 7/7/32 (b)	EUR	360,000	316,169
9.5% 11/19/25 (b)		775,000	805,177

TOTAL CAMEROON			1,121,346

Chile - 0.4%
Chilean Republic:
2.45% 1/31/31		1,085,000	945,849
2.75% 1/31/27		220,000	207,900
3.5% 1/31/34		280,000	254,380
4% 1/31/52		200,000	171,200
4.34% 3/7/42		200,000	183,100

TOTAL CHILE			1,762,429

Colombia - 0.7%
Colombian Republic:
3% 1/30/30		840,000	671,895
3.125% 4/15/31		748,000	585,217
5% 6/15/45		805,000	601,385
5.2% 5/15/49		185,000	140,346
6.125% 1/18/41		200,000	177,663
7.375% 9/18/37		650,000	673,888

TOTAL COLOMBIA			2,850,394

Costa Rica - 0.1%
Costa Rican Republic:
5.625% 4/30/43 (b)		250,000	211,141
6.125% 2/19/31 (b)		265,000	262,068

TOTAL COSTA RICA			473,209

Dominican Republic - 0.8%
Dominican Republic:
4.5% 1/30/30 (b)		715,000	614,364
4.875% 9/23/32 (b)		1,145,000	961,299
5.875% 1/30/60 (b)		680,000	515,653
6% 7/19/28 (b)		400,000	394,075
6% 2/22/33 (b)		425,000	384,705
6.5% 2/15/48 (b)		200,000	172,038
6.85% 1/27/45 (b)		350,000	313,863

TOTAL DOMINICAN REPUBLIC			3,355,997

Ecuador - 0.4%
Ecuador Republic:
1% 7/31/35 (b)(j)		1,385,256	865,612
5% 7/31/30 (b)(j)		985,630	797,621

TOTAL ECUADOR			1,663,233

Egypt - 0.7%
Arab Republic of Egypt:
5.8% 9/30/27 (b)		460,000	376,050
5.875% 2/16/31 (b)		400,000	292,500
7.0529% 1/15/32 (b)		890,000	685,300
7.5% 1/31/27 (b)		150,000	133,500
7.903% 2/21/48 (b)		865,000	590,363
8.5% 1/31/47 (b)		1,160,000	838,100
8.7002% 3/1/49 (b)		400,000	291,000

TOTAL EGYPT			3,206,813

El Salvador - 0.1%
El Salvador Republic:
7.1246% 1/20/50 (b)		560,000	207,200
7.75% 1/24/23 (b)		230,000	180,550

TOTAL EL SALVADOR			387,750

Gabon - 0.1%
Gabonese Republic 7% 11/24/31 (b)		540,000	487,350
Georgia - 0.1%
Georgia Republic 2.75% 4/22/26 (b)		505,000	431,775
Ghana - 0.3%
Ghana Republic:
8.125% 1/18/26 (b)		1,145,000	871,846
10.75% 10/14/30 (b)		400,000	394,000

TOTAL GHANA			1,265,846

Guatemala - 0.1%
Guatemalan Republic 6.125% 6/1/50 (b)		350,000	335,081
Hungary - 0.1%
Hungarian Republic 2.125% 9/22/31 (b)		400,000	320,825
Indonesia - 0.6%
Indonesian Republic:
3.5% 2/14/50		680,000	559,640
3.85% 10/15/30		655,000	647,140
4.2% 10/15/50		900,000	804,474
6.625% 2/17/37 (b)		300,000	344,119
8.5% 10/12/35 (b)		300,000	399,994

TOTAL INDONESIA			2,755,367

Israel - 0.1%
Israeli State 4.5% 4/3/20		405,000	398,925
Ivory Coast - 0.2%
Ivory Coast:
6.125% 6/15/33 (b)		200,000	182,538
6.375% 3/3/28 (b)		835,000	822,632

TOTAL IVORY COAST			1,005,170

Jamaica - 0.1%
Jamaican Government 8% 3/15/39		400,000	496,075
Jordan - 0.1%
Jordanian Kingdom 7.375% 10/10/47 (b)		280,000	241,378
Kenya - 0.3%
Republic of Kenya:
6.875% 6/24/24 (b)		830,000	796,800
7% 5/22/27 (b)		510,000	452,625

TOTAL KENYA			1,249,425

Lebanon - 0.2%
Lebanese Republic:
5.8% 12/31/49 (i)		1,165,000	136,378
6.375% 12/31/49 (i)		7,090,000	847,698

TOTAL LEBANON			984,076

Mexico - 0.5%
United Mexican States:
2.659% 5/24/31		400,000	335,800
3.25% 4/16/30		400,000	359,000
3.75% 1/11/28		350,000	336,700
4.35% 1/15/47		850,000	692,325
4.75% 3/8/44		450,000	396,000

TOTAL MEXICO			2,119,825

Mongolia - 0.1%
Mongolia Government:
3.5% 7/7/27 (b)		220,000	189,750
5.125% 4/7/26 (b)		400,000	374,044

TOTAL MONGOLIA			563,794

Morocco - 0.1%
Moroccan Kingdom:
2.375% 12/15/27 (b)		375,000	324,375
4% 12/15/50 (b)		200,000	138,000

TOTAL MOROCCO			462,375

Nigeria - 0.6%
Republic of Nigeria:
6.125% 9/28/28 (b)		325,000	278,038
6.5% 11/28/27 (b)		705,000	623,925
7.143% 2/23/30 (b)		850,000	721,438
7.625% 11/21/25 (b)		830,000	821,700

TOTAL NIGERIA			2,445,101

Oman - 0.8%
Sultanate of Oman:
4.75% 6/15/26 (b)		450,000	441,000
5.375% 3/8/27 (b)		395,000	395,988
5.625% 1/17/28 (b)		420,000	420,000
6% 8/1/29 (b)		285,000	287,850
6.25% 1/25/31 (b)		690,000	700,350
6.5% 3/8/47 (b)		1,150,000	1,049,375

TOTAL OMAN			3,294,563

Pakistan - 0.3%
Islamic Republic of Pakistan:
6% 4/8/26 (b)		880,000	717,297
6.875% 12/5/27 (b)		560,000	456,855

TOTAL PAKISTAN			1,174,152

Panama - 0.5%
Panamanian Republic:
2.252% 9/29/32		485,000	390,061
3.16% 1/23/30		660,000	599,899
3.298% 1/19/33		540,000	473,310
3.87% 7/23/60		510,000	381,958
4.5% 5/15/47		405,000	353,185

TOTAL PANAMA			2,198,413

Paraguay - 0.3%
Republic of Paraguay:
2.739% 1/29/33 (b)		415,000	336,617
4.7% 3/27/27 (b)		400,000	396,575
5.4% 3/30/50 (b)		415,000	366,575

TOTAL PARAGUAY			1,099,767

Peru - 0.5%
Peruvian Republic:
2.783% 1/23/31		1,435,000	1,240,647
3% 1/15/34		260,000	216,580
3.3% 3/11/41		855,000	669,893

TOTAL PERU			2,127,120

Qatar - 0.9%
State of Qatar:
3.75% 4/16/30 (b)		625,000	630,469
4.4% 4/16/50 (b)		1,730,000	1,747,300
4.625% 6/2/46 (b)		600,000	626,250
4.817% 3/14/49 (b)		855,000	918,056

TOTAL QATAR			3,922,075

Romania - 0.4%
Romanian Republic:
2.124% 7/16/31 (Reg. S)	EUR	325,000	271,351
3% 2/27/27 (b)		334,000	309,848
3% 2/14/31 (b)		574,000	488,725
3.625% 3/27/32 (b)		334,000	287,511
6.125% 1/22/44 (b)		400,000	412,950

TOTAL ROMANIA			1,770,385

Russia - 0.0%
Ministry of Finance of the Russian Federation 5.1% 3/28/35(Reg. S)		600,000	120,000
Rwanda - 0.1%
Rwanda Republic 5.5% 8/9/31 (b)		700,000	618,756
Saudi Arabia - 0.1%
Kingdom of Saudi Arabia 2.25% 2/2/33 (b)		445,000	386,038
Serbia - 0.1%
Republic of Serbia 2.125% 12/1/30 (b)		455,000	336,700
South Africa - 0.1%
South African Republic 4.85% 9/27/27		400,000	382,075
Sri Lanka - 0.1%
Democratic Socialist Republic of Sri Lanka:
6.2% 5/11/27 (b)(i)		935,000	397,478
7.55% 3/28/30 (b)(i)		50,000	21,131
7.85% 3/14/29 (b)(i)		165,000	69,731

TOTAL SRI LANKA			488,340

Tunisia - 0.0%
Banque Centrale de Tunisie 5.75% 1/30/25 (b)		30,000	20,400
Turkey - 0.9%
Turkish Republic:
4.25% 3/13/25		365,000	335,070
4.75% 1/26/26		540,000	483,975
4.875% 10/9/26		820,000	721,241
4.875% 4/16/43		1,005,000	679,820
5.125% 2/17/28		470,000	401,498
5.75% 5/11/47		665,000	472,898
6.125% 10/24/28		220,000	195,566
6.375% 10/14/25		290,000	277,276
8.6% 9/24/27		550,000	554,125

TOTAL TURKEY			4,121,469

Ukraine - 0.3%
Ukraine Government:
1.258% 5/31/40 (b)(k)		775,000	226,688
6.876% 5/21/29 (b)		200,000	61,500
7.253% 3/15/33 (b)		380,000	117,800
7.375% 9/25/32 (b)		200,000	62,000
7.75% 9/1/23 (b)		830,000	327,850
7.75% 9/1/24 (b)		830,000	280,125
7.75% 9/1/25 (b)		345,000	112,405
7.75% 9/1/26 (b)		560,000	183,400
7.75% 9/1/27 (b)		400,000	131,000

TOTAL UKRAINE			1,502,768

United Arab Emirates - 0.3%
Emirate of Abu Dhabi:
1.7% 3/2/31 (b)		350,000	300,409
3.125% 4/16/30 (b)		300,000	290,681
Emirate of Dubai 3.9% 9/9/50 (Reg. S)		650,000	512,606

TOTAL UNITED ARAB EMIRATES			1,103,696

United States of America - 0.2%
U.S. Treasury Bills, yield at date of purchase 0.38% 6/9/22		760,000	759,652
Uruguay - 0.2%
Uruguay Republic 5.1% 6/18/50		1,005,000	1,055,124
Uzbekistan - 0.1%
Republic of Uzbekistan:
3.7% 11/25/30 (b)		200,000	163,500
3.9% 10/19/31 (b)		240,000	195,000
4.75% 2/20/24 (b)		300,000	294,806

TOTAL UZBEKISTAN			653,306

Venezuela - 0.1%
Venezuelan Republic 9.25% 9/15/27 (i)		6,200,000	496,000
Zambia - 0.0%
Republic of Zambia 8.97% 7/30/27 (b)		200,000	147,975
TOTAL GOVERNMENT OBLIGATIONS
(Cost $88,601,016)			68,555,973

Preferred Securities - 0.7%
Cayman Islands - 0.2%
Banco Mercantil del Norte SA 6.75% (b)(h)(k)		400,000	386,944
DP World Salaam 6% (Reg. S) (h)(k)		600,000	619,047

TOTAL CAYMAN ISLANDS			1,005,991

Georgia - 0.2%
Georgia Bank Joint Stock Co. 11.125% (Reg. S) (h)(k)		700,000	726,529
Mexico - 0.1%
CEMEX S.A.B. de CV 5.125% (b)(h)(k)		400,000	366,122
United Arab Emirates - 0.2%
Emirates NBD Bank PJSC 6.125% (Reg. S) (h)(k)		400,000	404,229
NBK Tier 1 Financing 2 Ltd. 4.5% (b)(h)(k)		400,000	389,932

TOTAL UNITED ARAB EMIRATES			794,161

TOTAL PREFERRED SECURITIES
(Cost $3,105,057)			2,892,803
		Shares	Value

Money Market Funds - 0.2%
Fidelity Cash Central Fund 0.32% (l)		799	799
Fidelity Securities Lending Cash Central Fund 0.32% (l)(m)		1,129,407	1,129,520
TOTAL MONEY MARKET FUNDS
(Cost $1,130,022)			1,130,319
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $426,255,004)			433,152,952
NET OTHER ASSETS (LIABILITIES) - 0.0%			(213,639)
NET ASSETS - 100%			$432,939,313

Currency Abbreviations

EUR – European Monetary Unit

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $108,503,719 or 25.1% of net assets.

 (c) Level 3 security

 (d) Security or a portion of the security is on loan at period end.

 (e) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,853,582 or 0.4% of net assets.

 (f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (g) A portion of the security sold on a delayed delivery basis.

 (h) Security is perpetual in nature with no stated maturity date.

 (i) Non-income producing - Security is in default.

 (j) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (k) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (l) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (m) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Ant International Co. Ltd. Class C	5/16/18	$1,618,120
Creditas Financial Solutions Ltd. Series F	1/28/22	$337,976
dMed Biopharmaceutical Co. Ltd. Series C	12/1/20	$169,898
Gupshup, Inc.	6/8/21	$192,273
Meesho Series F	9/21/21	$544,986

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.32%	$18,857,299	$363,767,512	$382,624,012	$8,908	$1	$(1)	$799	0.0%
Fidelity Securities Lending Cash Central Fund 0.32%	1,116,639	3,943,282	3,930,401	7,844	--	--	1,129,520	0.0%
Total	$19,973,938	$367,710,794	$386,554,413	$16,752	$1	$(1)	$1,130,319

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$29,919,560	$6,161,249	$23,435,669	$322,642
Consumer Discretionary	39,130,004	11,140,977	27,963,825	25,202
Consumer Staples	18,724,022	4,535,417	14,172,424	16,181
Energy	14,665,720	3,922,621	10,695,271	47,828
Financials	66,474,151	19,321,827	45,905,492	1,246,832
Health Care	12,142,516	1,113,053	10,910,800	118,663
Industrials	13,489,441	3,917,911	9,571,530	--
Information Technology	62,504,364	7,775,086	54,024,352	704,926
Materials	26,910,080	12,926,539	13,981,565	1,976
Real Estate	5,711,451	731,375	4,979,086	990
Utilities	9,087,825	2,442,989	6,644,836	--
Corporate Bonds	61,814,723	--	61,814,723	--
Government Obligations	68,555,973	--	68,555,973	--
Preferred Securities	2,892,803	--	2,892,803	--
Money Market Funds	1,130,319	1,130,319	--	--
Total Investments in Securities:	$433,152,952	$75,119,363	$355,548,349	$2,485,240

See accompanying notes which are an integral part of the financial statements.

Fidelity® Total Emerging Markets Fund

Financial Statements

Statement of Assets and Liabilities

		April 30, 2022 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $893,796) — See accompanying schedule: Unaffiliated issuers (cost $425,124,982)	$432,022,633
Fidelity Central Funds (cost $1,130,022)	1,130,319
Total Investment in Securities (cost $426,255,004)		$433,152,952
Cash		228,918
Foreign currency held at value (cost $2,482,802)		2,456,640
Receivable for investments sold
Regular delivery		13,123,783
Delayed delivery		785,028
Receivable for fund shares sold		191,924
Dividends receivable		521,371
Interest receivable		1,841,374
Distributions receivable from Fidelity Central Funds		2,604
Prepaid expenses		212
Other receivables		174,288
Total assets		452,479,094
Liabilities
Payable for investments purchased
Regular delivery	$2,925,125
Delayed delivery	374,917
Payable for fund shares redeemed	1,602,806
Accrued management fee	311,022
Distribution and service plan fees payable	27,430
Notes payable	11,989,000
Other affiliated payables	92,368
Deferred taxes	888,226
Other payables and accrued expenses	199,367
Collateral on securities loaned	1,129,520
Total liabilities		19,539,781
Net Assets		$432,939,313
Net Assets consist of:
Paid in capital		$453,176,400
Total accumulated earnings (loss)		(20,237,087)
Net Assets		$432,939,313
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($35,568,623 ÷ 2,957,484 shares)(a)		$12.03
Maximum offering price per share (100/94.25 of $12.03)		$12.76
Class M:
Net Asset Value and redemption price per share ($7,420,916 ÷ 617,335 shares)(a)		$12.02
Maximum offering price per share (100/96.50 of $12.02)		$12.46
Class C:
Net Asset Value and offering price per share ($18,888,252 ÷ 1,579,783 shares)(a)		$11.96
Total Emerging Markets:
Net Asset Value, offering price and redemption price per share ($184,211,034 ÷ 15,296,131 shares)		$12.04
Class I:
Net Asset Value, offering price and redemption price per share ($148,030,835 ÷ 12,303,883 shares)		$12.03
Class Z:
Net Asset Value, offering price and redemption price per share ($38,819,653 ÷ 3,235,959 shares)		$12.00

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2022 (Unaudited)
Investment Income
Dividends		$4,306,960
Non-Cash dividends		727,614
Interest		4,213,706
Income from Fidelity Central Funds (including $7,844 from security lending)		16,752
Income before foreign taxes withheld		9,265,032
Less foreign taxes withheld		(565,865)
Total income		8,699,167
Expenses
Management fee	$2,206,930
Transfer agent fees	461,730
Distribution and service plan fees	195,558
Accounting fees	143,879
Custodian fees and expenses	155,031
Independent trustees' fees and expenses	1,017
Registration fees	76,901
Audit	42,916
Legal	4,415
Interest	1,804
Miscellaneous	1,219
Total expenses before reductions	3,291,400
Expense reductions	(8,458)
Total expenses after reductions		3,282,942
Net investment income (loss)		5,416,225
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $123,262)	(6,858,744)
Fidelity Central Funds	1
Foreign currency transactions	(156,407)
Futures contracts	314,457
Total net realized gain (loss)		(6,700,693)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $489,788)	(116,625,976)
Fidelity Central Funds	(1)
Assets and liabilities in foreign currencies	(8,113)
Futures contracts	72,291
Total change in net unrealized appreciation (depreciation)		(116,561,799)
Net gain (loss)		(123,262,492)
Net increase (decrease) in net assets resulting from operations		$(117,846,267)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2022 (Unaudited)	Year ended October 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,416,225	$9,421,013
Net realized gain (loss)	(6,700,693)	41,853,240
Change in net unrealized appreciation (depreciation)	(116,561,799)	30,550,736
Net increase (decrease) in net assets resulting from operations	(117,846,267)	81,824,989
Distributions to shareholders	(11,768,448)	(7,490,574)
Share transactions - net increase (decrease)	(58,714,576)	(20,710,210)
Total increase (decrease) in net assets	(188,329,291)	53,624,205
Net Assets
Beginning of period	621,268,604	567,644,399
End of period	$432,939,313	$621,268,604

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Total Emerging Markets Fund Class A

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$15.26	$13.55	$12.80	$11.53	$13.56	$11.33
Income from Investment Operations
Net investment income (loss)A,B	.12	.20	.19	.37C	.25	.24
Net realized and unrealized gain (loss)	(3.09)	1.67	.89	1.14	(1.94)	2.11
Total from investment operations	(2.97)	1.87	1.08	1.51	(1.69)	2.35
Distributions from net investment income	(.26)	(.16)	(.33)	(.24)	(.16)	(.12)
Distributions from net realized gain	–	–	–	–	(.19)	(.01)
Total distributions	(.26)	(.16)	(.33)	(.24)	(.34)D	(.13)
Redemption fees added to paid in capitalA	–	–	–	–	–E	.01
Net asset value, end of period	$12.03	$15.26	$13.55	$12.80	$11.53	$13.56
Total ReturnF,G,H	(19.75)%	13.78%	8.54%	13.38%	(12.77)%	21.13%
Ratios to Average Net AssetsB,I,J
Expenses before reductions	1.37%K	1.36%	1.40%	1.39%	1.40%	1.47%
Expenses net of fee waivers, if any	1.37%K	1.36%	1.39%	1.39%	1.40%	1.47%
Expenses net of all reductions	1.37%K	1.36%	1.37%	1.39%	1.37%	1.46%
Net investment income (loss)	1.68%K	1.26%	1.49%	3.02%C	1.92%	1.97%
Supplemental Data
Net assets, end of period (000 omitted)	$35,569	$46,981	$37,022	$39,958	$34,617	$42,213
Portfolio turnover rateL	89%K	58%	58%	75%	94%	59%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.08 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s) the ratio of net investment income (loss) to average net assets would have been 2.37%.

 D Total distributions per share do not sum due to rounding.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the sales charges.

 I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 K Annualized

 L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Total Emerging Markets Fund Class M

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$15.23	$13.52	$12.78	$11.51	$13.55	$11.33
Income from Investment Operations
Net investment income (loss)A,B	.10	.15	.15	.33C	.21	.20
Net realized and unrealized gain (loss)	(3.10)	1.67	.88	1.15	(1.93)	2.11
Total from investment operations	(3.00)	1.82	1.03	1.48	(1.72)	2.31
Distributions from net investment income	(.21)	(.11)	(.29)	(.21)	(.13)	(.09)
Distributions from net realized gain	–	–	–	–	(.19)	(.01)
Total distributions	(.21)	(.11)	(.29)	(.21)	(.32)	(.10)
Redemption fees added to paid in capitalA	–	–	–	–	–D	.01
Net asset value, end of period	$12.02	$15.23	$13.52	$12.78	$11.51	$13.55
Total ReturnE,F,G	(19.93)%	13.47%	8.16%	13.05%	(13.03)%	20.66%
Ratios to Average Net AssetsB,H,I
Expenses before reductions	1.68%J	1.66%	1.71%	1.72%	1.74%	1.82%
Expenses net of fee waivers, if any	1.68%J	1.66%	1.71%	1.71%	1.74%	1.82%
Expenses net of all reductions	1.68%J	1.66%	1.69%	1.71%	1.71%	1.81%
Net investment income (loss)	1.38%J	.96%	1.17%	2.69%C	1.58%	1.62%
Supplemental Data
Net assets, end of period (000 omitted)	$7,421	$9,530	$7,885	$8,841	$8,519	$8,751
Portfolio turnover rateK	89%J	58%	58%	75%	94%	59%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.08 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s) the ratio of net investment income (loss) to average net assets would have been 2.04%.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Total Emerging Markets Fund Class C

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$15.09	$13.41	$12.66	$11.40	$13.45	$11.25
Income from Investment Operations
Net investment income (loss)A,B	.06	.08	.09	.28C	.15	.15
Net realized and unrealized gain (loss)	(3.07)	1.65	.89	1.13	(1.92)	2.11
Total from investment operations	(3.01)	1.73	.98	1.41	(1.77)	2.26
Distributions from net investment income	(.12)	(.05)	(.23)	(.15)	(.09)	(.06)
Distributions from net realized gain	–	–	–	–	(.19)	(.01)
Total distributions	(.12)	(.05)	(.23)	(.15)	(.28)	(.07)
Redemption fees added to paid in capitalA	–	–	–	–	–D	.01
Net asset value, end of period	$11.96	$15.09	$13.41	$12.66	$11.40	$13.45
Total ReturnE,F,G	(20.07)%	12.89%	7.83%	12.54%	(13.45)%	20.29%
Ratios to Average Net AssetsB,H,I
Expenses before reductions	2.12%J	2.11%	2.14%	2.14%	2.14%	2.21%
Expenses net of fee waivers, if any	2.12%J	2.11%	2.14%	2.14%	2.14%	2.21%
Expenses net of all reductions	2.12%J	2.11%	2.12%	2.13%	2.12%	2.20%
Net investment income (loss)	.94%J	.51%	.74%	2.27%C	1.18%	1.23%
Supplemental Data
Net assets, end of period (000 omitted)	$18,888	$27,673	$28,884	$35,545	$37,191	$34,869
Portfolio turnover rateK	89%J	58%	58%	75%	94%	59%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.08 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s) the ratio of net investment income (loss) to average net assets would have been 1.62%.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Total Emerging Markets Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$15.31	$13.59	$12.84	$11.56	$13.58	$11.34
Income from Investment Operations
Net investment income (loss)A,B	.14	.24	.22	.40C	.29	.27
Net realized and unrealized gain (loss)	(3.11)	1.67	.90	1.16	(1.95)	2.10
Total from investment operations	(2.97)	1.91	1.12	1.56	(1.66)	2.37
Distributions from net investment income	(.30)	(.19)	(.37)	(.28)	(.17)	(.14)
Distributions from net realized gain	–	–	–	–	(.19)	(.01)
Total distributions	(.30)	(.19)	(.37)	(.28)	(.36)	(.14)D
Redemption fees added to paid in capitalA	–	–	–	–	–E	.01
Net asset value, end of period	$12.04	$15.31	$13.59	$12.84	$11.56	$13.58
Total ReturnF,G	(19.71)%	14.06%	8.79%	13.80%	(12.56)%	21.37%
Ratios to Average Net AssetsB,H,I
Expenses before reductions	1.10%J	1.11%	1.16%	1.14%	1.13%	1.26%
Expenses net of fee waivers, if any	1.10%J	1.11%	1.15%	1.14%	1.13%	1.26%
Expenses net of all reductions	1.10%J	1.11%	1.14%	1.14%	1.11%	1.24%
Net investment income (loss)	1.96%J	1.51%	1.73%	3.27%C	2.19%	2.18%
Supplemental Data
Net assets, end of period (000 omitted)	$184,211	$259,331	$205,009	$199,708	$190,025	$272,002
Portfolio turnover rateK	89%J	58%	58%	75%	94%	59%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.08 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s) the ratio of net investment income (loss) to average net assets would have been 2.62%.

 D Total distributions per share do not sum due to rounding.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Total Emerging Markets Fund Class I

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$15.29	$13.57	$12.82	$11.55	$13.58	$11.33
Income from Investment Operations
Net investment income (loss)A,B	.14	.24	.22	.41C	.29	.28
Net realized and unrealized gain (loss)	(3.10)	1.67	.90	1.14	(1.95)	2.11
Total from investment operations	(2.96)	1.91	1.12	1.55	(1.66)	2.39
Distributions from net investment income	(.30)	(.19)	(.37)	(.28)	(.19)	(.14)
Distributions from net realized gain	–	–	–	–	(.19)	(.01)
Total distributions	(.30)	(.19)	(.37)	(.28)	(.37)D	(.15)
Redemption fees added to paid in capitalA	–	–	–	–	–E	.01
Net asset value, end of period	$12.03	$15.29	$13.57	$12.82	$11.55	$13.58
Total ReturnF,G	(19.68)%	14.10%	8.85%	13.77%	(12.56)%	21.51%
Ratios to Average Net AssetsB,H,I
Expenses before reductions	1.09%J	1.09%	1.11%	1.11%	1.12%	1.19%
Expenses net of fee waivers, if any	1.09%J	1.08%	1.10%	1.10%	1.12%	1.19%
Expenses net of all reductions	1.09%J	1.08%	1.09%	1.10%	1.10%	1.17%
Net investment income (loss)	1.97%J	1.54%	1.78%	3.30%C	2.20%	2.25%
Supplemental Data
Net assets, end of period (000 omitted)	$148,031	$209,635	$232,450	$372,286	$341,720	$371,617
Portfolio turnover rateK	89%J	58%	58%	75%	94%	59%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.08 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s) the ratio of net investment income (loss) to average net assets would have been 2.65%.

 D Total distributions per share do not sum due to rounding.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Total Emerging Markets Fund Class Z

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2022	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$15.26	$13.55	$12.80	$11.55	$12.17
Income from Investment Operations
Net investment income (loss)B,C	.15	.26	.24	.43D	.01
Net realized and unrealized gain (loss)	(3.09)	1.66	.90	1.13	(.63)
Total from investment operations	(2.94)	1.92	1.14	1.56	(.62)
Distributions from net investment income	(.32)	(.21)	(.39)	(.31)	–
Distributions from net realized gain	–	–	–	–	–
Total distributions	(.32)	(.21)	(.39)	(.31)	–
Redemption fees added to paid in capitalB	–	–	–	–	–
Net asset value, end of period	$12.00	$15.26	$13.55	$12.80	$11.55
Total ReturnE,F	(19.60)%	14.21%	9.03%	13.85%	(5.09)%
Ratios to Average Net AssetsC,G,H
Expenses before reductions	.96%I	.96%	.98%	.98%	1.07%I
Expenses net of fee waivers, if any	.96%I	.96%	.98%	.97%	1.04%I
Expenses net of all reductions	.96%I	.96%	.96%	.97%	1.02%I
Net investment income (loss)	2.09%I	1.66%	1.91%	3.43%D	1.51%I
Supplemental Data
Net assets, end of period (000 omitted)	$38,820	$68,119	$56,395	$61,175	$1,603
Portfolio turnover rateJ	89%I	58%	58%	75%	94%

 A For the period October 2, 2018 (commencement of sale of shares) through October 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.08 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s) the ratio of net investment income (loss) to average net assets would have been 2.79%.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2022

1. Organization.

Fidelity Total Emerging Markets Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Total Emerging Markets, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2022 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Deferred taxes on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$81,489,284
Gross unrealized depreciation	(79,162,541)
Net unrealized appreciation (depreciation)	$2,326,743
Tax cost	$430,826,209

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(16,896,716)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Total Emerging Markets Fund	240,405,099	280,814,561

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .55% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .77% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$53,001	$1,224
Class M	.25%	.25%	21,342	188
Class C	.75%	.25%	121,215	10,711
			$195,558	$12,123

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$10,162
Class M	1,378
Class C(a)	85
$11,625

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$41,881.20
Class M	10,865.25
Class C	23,793.20
Total Emerging Markets	227,071.17
Class I	147,617.16
Class Z	10,503.04
	$461,730

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Total Emerging Markets Fund	.05

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Total Emerging Markets Fund	$1,066

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Total Emerging Markets Fund	Borrower	$5,178,640.53%		$1,735

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Total Emerging Markets Fund	4,372,890	20,453,216	(2,171,330)

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Total Emerging Markets Fund	$498

8. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Total Emerging Markets Fund	$845	$–	$–

9. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable" in the Statement of Assets and Liabilities, if applicable. Activity in this program during the period for which loans were outstanding was as follows:

	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Total Emerging Markets Fund	$1,505,000.83%		$69

10. Expense Reductions.

During the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $8,458.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2022	Year ended October 31, 2021
Fidelity Total Emerging Markets Fund
Distributions to shareholders
Class A	$783,324	$422,903
Class M	128,984	63,392
Class C	226,893	106,573
Total Emerging Markets	5,176,420	2,785,749
Class I	4,027,359	3,208,654
Class Z	1,425,468	903,303
Total	$11,768,448	$7,490,574

12. Share Transactions.

Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2022	Year ended October 31, 2021	Six months ended April 30, 2022	Year ended October 31, 2021
Fidelity Total Emerging Markets Fund
Class A
Shares sold	334,896	834,490	$4,693,791	$13,192,973
Reinvestment of distributions	54,325	27,836	781,197	420,606
Shares redeemed	(509,776)	(515,577)	(6,954,298)	(8,058,282)
Net increase (decrease)	(120,555)	346,749	$(1,479,310)	$5,555,297
Class M
Shares sold	40,466	121,390	$555,060	$1,929,827
Reinvestment of distributions	8,958	4,191	128,908	63,329
Shares redeemed	(57,822)	(82,865)	(818,210)	(1,301,485)
Net increase (decrease)	(8,398)	42,716	$(134,242)	$691,671
Class C
Shares sold	132,057	359,452	$1,913,567	$5,590,331
Reinvestment of distributions	15,806	7,086	226,656	106,573
Shares redeemed	(401,923)	(687,261)	(5,506,338)	(10,684,440)
Net increase (decrease)	(254,060)	(320,723)	$(3,366,115)	$(4,987,536)
Total Emerging Markets
Shares sold	19,904,674	10,790,055	$271,393,455	$167,466,754
Reinvestment of distributions	196,824	142,523	2,832,302	2,154,942
Shares redeemed	(21,745,722)	(9,079,050)	(291,604,253)	(141,937,844)
Net increase (decrease)	(1,644,224)	1,853,528	$(17,378,496)	$27,683,852
Class I
Shares sold	1,236,659	4,228,136	$16,964,135	$67,215,923
Reinvestment of distributions	276,622	209,572	3,975,058	3,164,533
Shares redeemed	(2,919,541)	(7,854,786)	(40,169,045)	(124,620,710)
Net increase (decrease)	(1,406,260)	(3,417,078)	$(19,229,852)	$(54,240,254)
Class Z
Shares sold	366,022	1,815,321	$5,065,800	$28,671,066
Reinvestment of distributions	72,407	42,495	1,036,865	639,553
Shares redeemed	(1,666,142)	(1,556,785)	(23,229,226)	(24,723,859)
Net increase (decrease)	(1,227,713)	301,031	$(17,126,561)	$4,586,760

13. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

14. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2021 to April 30, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2021	Ending Account Value April 30, 2022	Expenses Paid During Period-B November 1, 2021 to April 30, 2022
Fidelity Emerging Markets Discovery Fund
Class A	1.52%
Actual		$1,000.00	$875.40	$7.07
Hypothetical-C		$1,000.00	$1,017.26	$7.60
Class M	1.78%
Actual		$1,000.00	$874.20	$8.27
Hypothetical-C		$1,000.00	$1,015.97	$8.90
Class C	2.28%
Actual		$1,000.00	$872.10	$10.58
Hypothetical-C		$1,000.00	$1,013.49	$11.38
Emerging Markets Discovery	1.23%
Actual		$1,000.00	$876.60	$5.72
Hypothetical-C		$1,000.00	$1,018.70	$6.16
Class I	1.21%
Actual		$1,000.00	$876.30	$5.63
Hypothetical-C		$1,000.00	$1,018.79	$6.06
Class Z	1.07%
Actual		$1,000.00	$876.90	$4.98
Hypothetical-C		$1,000.00	$1,019.49	$5.36
Fidelity Total Emerging Markets Fund
Class A	1.37%
Actual		$1,000.00	$802.50	$6.12
Hypothetical-C		$1,000.00	$1,018.00	$6.85
Class M	1.68%
Actual		$1,000.00	$800.70	$7.50
Hypothetical-C		$1,000.00	$1,016.46	$8.40
Class C	2.12%
Actual		$1,000.00	$799.30	$9.46
Hypothetical-C		$1,000.00	$1,014.28	$10.59
Total Emerging Markets	1.10%
Actual		$1,000.00	$802.90	$4.92
Hypothetical-C		$1,000.00	$1,019.34	$5.51
Class I	1.09%
Actual		$1,000.00	$803.20	$4.87
Hypothetical-C		$1,000.00	$1,019.39	$5.46
Class Z	.96%
Actual		$1,000.00	$804.00	$4.29
Hypothetical-C		$1,000.00	$1,020.03	$4.81

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Funds have adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage each Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. Each Fund’s Board of Trustees (the Board) has designated each Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

EMD-TEK-SANN-0622
1.931240.110

Fidelity® Global Equity Income Fund

Semi-Annual Report

April 30, 2022

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2022
United States of America*	52.0%
United Kingdom	8.7%
Japan	6.0%
Canada	5.1%
France	4.3%
Switzerland	3.7%
Ireland	2.4%
Taiwan	2.4%
Germany	2.3%
Other	13.1%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2022

% of fund's net assets
Stocks	94.8
Short-Term Investments and Net Other Assets (Liabilities)	5.2

Top Ten Stocks as of April 30, 2022

% of fund's net assets
Apple, Inc. (United States of America, Technology Hardware, Storage & Peripherals)	4.8
Microsoft Corp. (United States of America, Software)	4.0
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	1.7
The Coca-Cola Co. (United States of America, Beverages)	1.4
UnitedHealth Group, Inc. (United States of America, Health Care Providers & Services)	1.4
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.4
Walmart, Inc. (United States of America, Food & Staples Retailing)	1.4
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	1.4
Eli Lilly & Co. (United States of America, Pharmaceuticals)	1.3
Accenture PLC Class A (Ireland, IT Services)	1.3
20.1

Market Sectors as of April 30, 2022

% of fund's net assets
Information Technology	20.1
Health Care	12.6
Consumer Staples	11.6
Industrials	10.6
Financials	8.6
Consumer Discretionary	8.1
Communication Services	7.0
Energy	6.3
Materials	4.7
Utilities	3.8
Real Estate	1.4

Schedule of Investments April 30, 2022 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.8%
	Shares	Value
Bailiwick of Guernsey - 0.3%
Amdocs Ltd.	7,074	$563,727
Bailiwick of Jersey - 0.5%
Clarivate Analytics PLC (a)	22,127	346,951
Experian PLC	8,528	294,509
WPP PLC	38,527	480,234

TOTAL BAILIWICK OF JERSEY		1,121,694

Belgium - 0.7%
KBC Group NV	12,300	836,792
UCB SA	5,060	575,184

TOTAL BELGIUM		1,411,976

Bermuda - 0.0%
Hiscox Ltd.	3,451	40,978
Brazil - 0.7%
Equatorial Energia SA	274,943	1,425,892
Canada - 5.1%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	33,870	1,507,823
Canadian Natural Resources Ltd.	30,332	1,877,319
Constellation Software, Inc.	462	727,127
George Weston Ltd.	1,674	208,258
Imperial Oil Ltd.	33,872	1,705,399
Lundin Mining Corp.	61,998	566,097
Nutrien Ltd.	5,429	533,497
Open Text Corp.	24,207	969,486
Shaw Communications, Inc. Class B	28,541	850,020
Suncor Energy, Inc.	54,152	1,946,631

TOTAL CANADA		10,891,657

Cayman Islands - 1.0%
HKBN Ltd.	1,572,115	1,836,762
SITC International Holdings Co. Ltd.	81,088	269,575

TOTAL CAYMAN ISLANDS		2,106,337

China - 0.7%
Kweichow Moutai Co. Ltd. (A Shares)	3,933	1,085,417
TravelSky Technology Ltd. (H Shares)	250,253	377,926

TOTAL CHINA		1,463,343

Finland - 1.2%
Elisa Corp. (A Shares)	37,748	2,212,841
Neste OYJ	7,190	308,514

TOTAL FINLAND		2,521,355

France - 4.3%
Capgemini SA	12,283	2,500,561
Edenred SA	16,035	805,312
Elior SA (a)(b)	9,500	29,007
LVMH Moet Hennessy Louis Vuitton SE	2,636	1,705,849
Sanofi SA	20,333	2,149,095
Teleperformance	2,329	835,904
Vicat SA	11,687	351,440
VINCI SA	8,528	827,505

TOTAL FRANCE		9,204,673

Germany - 2.3%
Deutsche Post AG	28,548	1,219,642
Deutsche Telekom AG	47,975	883,755
Linde PLC	3,122	979,176
Rheinmetall AG	3,245	731,501
Siemens AG	8,191	1,007,124

TOTAL GERMANY		4,821,198

Hong Kong - 0.6%
AIA Group Ltd.	135,555	1,331,660
India - 1.3%
HDFC Bank Ltd. sponsored ADR	7,939	438,312
Redington (India) Ltd.	170,072	336,603
Reliance Industries Ltd.	54,513	1,972,753

TOTAL INDIA		2,747,668

Indonesia - 0.3%
PT Bank Central Asia Tbk (c)	1,293,848	725,683
Ireland - 2.4%
Accenture PLC Class A	9,475	2,845,911
Johnson Controls International PLC	13,152	787,410
Linde PLC	4,384	1,367,633
Seagate Technology Holdings PLC	2,163	177,453

TOTAL IRELAND		5,178,407

Japan - 6.0%
Capcom Co. Ltd.	14,816	390,952
Daiichikosho Co. Ltd.	25,142	685,752
FUJIFILM Holdings Corp.	8,638	474,842
Fujitsu Ltd.	3,924	593,109
Hitachi Ltd.	27,786	1,317,792
Hoya Corp.	22,814	2,264,110
Inaba Denki Sangyo Co. Ltd.	47,106	923,863
Jm Holdings Co. Ltd.	21,621	270,564
Minebea Mitsumi, Inc.	41,366	793,655
NSD Co. Ltd.	20,558	364,932
Renesas Electronics Corp. (a)	62,082	662,910
Roland Corp.	15,689	541,426
Shin-Etsu Chemical Co. Ltd.	3,209	441,027
Sony Group Corp.	22,962	1,981,646
Toyota Motor Corp.	68,323	1,170,627

TOTAL JAPAN		12,877,207

Kenya - 0.4%
Safaricom Ltd.	3,123,925	909,122
Korea (South) - 1.4%
Samsung Electronics Co. Ltd.	54,892	2,909,834
Luxembourg - 0.3%
B&M European Value Retail SA	103,769	635,802
Netherlands - 1.2%
Airbus Group NV	10,956	1,199,374
NXP Semiconductors NV	7,226	1,234,923

TOTAL NETHERLANDS		2,434,297

New Zealand - 0.5%
Auckland International Airport Ltd. (a)	220,066	1,105,393
South Africa - 0.0%
Thungela Resources Ltd.	2,925	49,608
Spain - 1.7%
Aena SME SA (a)(b)	9,631	1,366,731
Amadeus IT Holding SA Class A (a)	35,102	2,199,594

TOTAL SPAIN		3,566,325

Sweden - 0.3%
EQT AB	4,700	133,019
HEXPOL AB (B Shares)	67,123	576,329

TOTAL SWEDEN		709,348

Switzerland - 3.7%
Barry Callebaut AG	137	315,313
Chubb Ltd.	2,499	515,919
Nestle SA (Reg. S)	16,726	2,159,228
Roche Holding AG (participation certificate)	8,198	3,039,934
Sika AG	5,882	1,796,706

TOTAL SWITZERLAND		7,827,100

Taiwan - 2.4%
International Games Systems Co. Ltd.	25,383	623,555
MediaTek, Inc.	31,796	877,043
Taiwan Semiconductor Manufacturing Co. Ltd.	202,199	3,658,343

TOTAL TAIWAN		5,158,941

United Kingdom - 8.7%
Anglo American PLC (United Kingdom)	27,500	1,218,002
AstraZeneca PLC sponsored ADR	32,444	2,154,282
BAE Systems PLC	129,844	1,199,325
Compass Group PLC	107,823	2,275,265
Cranswick PLC	9,692	385,396
Diageo PLC	51,496	2,569,076
Electrocomponents PLC	85,518	1,116,222
Informa PLC (a)	156,224	1,108,237
JD Sports Fashion PLC	360,197	593,488
Reckitt Benckiser Group PLC	17,609	1,373,248
RELX PLC (London Stock Exchange)	91,675	2,731,042
Starling Bank Ltd. Series D (a)(d)(e)	62,800	186,206
Unilever PLC	20,841	968,901
WH Smith PLC (a)	33,617	604,813

TOTAL UNITED KINGDOM		18,483,503

United States of America - 46.8%
AbbVie, Inc.	13,055	1,917,518
Albertsons Companies, Inc.	12,039	376,580
Ameren Corp.	14,668	1,362,657
American Tower Corp.	5,002	1,205,582
Amgen, Inc.	11,038	2,573,951
Apple, Inc.	64,768	10,210,668
Bank of America Corp.	54,586	1,947,628
BJ's Wholesale Club Holdings, Inc. (a)	26,728	1,719,947
BlackRock, Inc. Class A	1,851	1,156,283
Bristol-Myers Squibb Co.	33,127	2,493,469
Burlington Stores, Inc. (a)	1,395	283,966
Capital One Financial Corp.	15,722	1,959,276
Cisco Systems, Inc.	30,495	1,493,645
Comcast Corp. Class A	40,251	1,600,380
Costco Wholesale Corp.	2,722	1,447,342
Crane Co.	5,693	547,837
Crown Holdings, Inc.	7,897	868,986
Danaher Corp.	10,426	2,618,281
Dollar Tree, Inc. (a)	4,025	653,861
Dominion Energy, Inc.	14,671	1,197,740
Eli Lilly & Co.	9,834	2,872,806
Exxon Mobil Corp.	19,751	1,683,773
General Electric Co.	12,956	965,870
Hartford Financial Services Group, Inc.	10,221	714,755
Hess Corp.	9,299	958,448
JPMorgan Chase & Co.	17,771	2,121,147
Keurig Dr. Pepper, Inc.	24,820	928,268
Kohl's Corp.	20,596	1,192,096
Lamar Advertising Co. Class A	15,733	1,737,081
Lowe's Companies, Inc.	10,452	2,066,674
M&T Bank Corp.	6,900	1,149,816
Merck & Co., Inc.	13,320	1,181,351
Microsoft Corp.	30,469	8,455,757
Mondelez International, Inc.	17,289	1,114,795
MSCI, Inc.	1,227	516,874
NextEra Energy, Inc.	21,450	1,523,379
Northrop Grumman Corp.	2,353	1,033,908
NRG Energy, Inc.	17,698	635,358
Packaging Corp. of America	8,467	1,364,626
PG&E Corp. (a)	17,858	225,904
Phillips 66 Co.	14,633	1,269,559
PNC Financial Services Group, Inc.	7,413	1,231,299
Procter & Gamble Co.	16,563	2,659,190
PVH Corp.	5,955	433,405
T-Mobile U.S., Inc. (a)	18,743	2,308,013
Target Corp.	10,992	2,513,321
Tempur Sealy International, Inc.	16,789	455,150
The Coca-Cola Co.	47,241	3,052,241
The Travelers Companies, Inc.	7,185	1,229,066
United Parcel Service, Inc. Class B	7,186	1,293,336
UnitedHealth Group, Inc.	6,001	3,051,809
Valero Energy Corp.	13,210	1,472,651
Verizon Communications, Inc.	24,211	1,120,969
Vistra Corp.	43,637	1,091,798
Walmart, Inc.	19,336	2,958,215
Watsco, Inc.	487	129,922
WEC Energy Group, Inc.	7,363	736,668
Wells Fargo & Co.	62,247	2,715,837

TOTAL UNITED STATES OF AMERICA		99,800,732

TOTAL COMMON STOCKS
(Cost $182,859,266)		202,023,460

Money Market Funds - 10.2%
Fidelity Cash Central Fund 0.32% (f)	21,401,253	21,405,534
Fidelity Securities Lending Cash Central Fund 0.32% (f)(g)	340,966	341,000
TOTAL MONEY MARKET FUNDS
(Cost $21,746,534)		21,746,534
TOTAL INVESTMENT IN SECURITIES - 105.0%
(Cost $204,605,800)		223,769,994
NET OTHER ASSETS (LIABILITIES) - (5.0)%		(10,575,477)
NET ASSETS - 100%		$213,194,517

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,395,738 or 0.7% of net assets.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $186,206 or 0.1% of net assets.

 (e) Level 3 security

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Starling Bank Ltd. Series D	6/18/21 - 4/5/22	$130,682

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.32%	$3,966,178	$60,167,447	$42,728,091	$8,341	$4	$(4)	$21,405,534	0.0%
Fidelity Securities Lending Cash Central Fund 0.32%	659,698	3,239,384	3,558,082	2,371	--	--	341,000	0.0%
Total	$4,625,876	$63,406,831	$46,286,173	$10,712	$4	$(4)	$21,746,534

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$15,010,592	$6,788,504	$8,222,088	$--
Consumer Discretionary	17,136,396	7,598,473	9,537,923	--
Consumer Staples	25,099,802	15,972,659	9,127,143	--
Energy	13,244,655	10,913,780	2,330,875	--
Financials	18,950,550	15,696,212	3,068,132	186,206
Health Care	26,891,790	18,863,467	8,028,323	--
Industrials	22,044,391	5,105,234	16,939,157	--
Information Technology	42,439,706	26,678,697	15,761,009	--
Materials	10,063,519	4,700,839	5,362,680	--
Real Estate	2,942,663	2,942,663	--	--
Utilities	8,199,396	8,199,396	--	--
Money Market Funds	21,746,534	21,746,534	--	--
Total Investments in Securities:	$223,769,994	$145,206,458	$78,377,330	$186,206

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2022 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $334,675) — See accompanying schedule: Unaffiliated issuers (cost $182,859,266)	$202,023,460
Fidelity Central Funds (cost $21,746,534)	21,746,534
Total Investment in Securities (cost $204,605,800)		$223,769,994
Cash		2,520
Foreign currency held at value (cost $890,717)		890,352
Receivable for investments sold		13,195,601
Receivable for fund shares sold		244,169
Dividends receivable		434,916
Distributions receivable from Fidelity Central Funds		7,326
Prepaid expenses		29
Other receivables		83
Total assets		238,544,990
Liabilities
Payable for investments purchased
Regular delivery	$24,514,287
Delayed delivery	86,626
Payable for fund shares redeemed	60,266
Accrued management fee	123,050
Other affiliated payables	35,983
Other payables and accrued expenses	189,261
Collateral on securities loaned	341,000
Total liabilities		25,350,473
Net Assets		$213,194,517
Net Assets consist of:
Paid in capital		$194,883,542
Total accumulated earnings (loss)		18,310,975
Net Assets		$213,194,517
Net Asset Value, offering price and redemption price per share ($213,194,517 ÷ 12,655,067 shares)		$16.85

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2022 (Unaudited)
Investment Income
Dividends		$1,661,502
Income from Fidelity Central Funds (including $2,371 from security lending)		10,712
Income before foreign taxes withheld		1,672,214
Less foreign taxes withheld		(104,034)
Total income		1,568,180
Expenses
Management fee	$522,267
Transfer agent fees	121,244
Accounting fees	40,106
Custodian fees and expenses	12,470
Independent trustees' fees and expenses	216
Registration fees	47,937
Audit	33,795
Legal	1,892
Interest	411
Miscellaneous	281
Total expenses before reductions	780,619
Expense reductions	(2,095)
Total expenses after reductions		778,524
Net investment income (loss)		789,656
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $52,499)	(965,375)
Fidelity Central Funds	4
Foreign currency transactions	1,008
Total net realized gain (loss)		(964,363)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $1,455)	(9,822,824)
Fidelity Central Funds	(4)
Assets and liabilities in foreign currencies	(17,558)
Total change in net unrealized appreciation (depreciation)		(9,840,386)
Net gain (loss)		(10,804,749)
Net increase (decrease) in net assets resulting from operations		$(10,015,093)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2022 (Unaudited)	Year ended October 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$789,656	$710,148
Net realized gain (loss)	(964,363)	10,997,567
Change in net unrealized appreciation (depreciation)	(9,840,386)	11,786,658
Net increase (decrease) in net assets resulting from operations	(10,015,093)	23,494,373
Distributions to shareholders	(9,977,799)	(2,418,051)
Share transactions
Proceeds from sales of shares	151,507,858	23,383,926
Reinvestment of distributions	9,275,831	2,268,914
Cost of shares redeemed	(20,514,351)	(20,526,418)
Net increase (decrease) in net assets resulting from share transactions	140,269,338	5,126,422
Total increase (decrease) in net assets	120,276,446	26,202,744
Net Assets
Beginning of period	92,918,071	66,715,327
End of period	$213,194,517	$92,918,071
Other Information
Shares
Sold	8,596,359	1,260,411
Issued in reinvestment of distributions	516,318	131,869
Redeemed	(1,151,252)	(1,109,823)
Net increase (decrease)	7,961,425	282,457

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Global Equity Income Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$19.80	$15.12	$14.64	$13.53	$14.21	$12.06
Income from Investment Operations
Net investment income (loss)A,B	.09	.15	.16	.23	.25	.17
Net realized and unrealized gain (loss)	(.95)	5.07	.48	1.63	(.50)	2.15
Total from investment operations	(.86)	5.22	.64	1.86	(.25)	2.32
Distributions from net investment income	(.05)	(.16)	(.15)	(.24)	(.25)	(.17)
Distributions from net realized gain	(2.04)	(.38)	(.01)	(.51)	(.18)	–
Total distributions	(2.09)	(.54)	(.16)	(.75)	(.43)	(.17)
Redemption fees added to paid in capitalA	–	–	–	–	–C	–C
Net asset value, end of period	$16.85	$19.80	$15.12	$14.64	$13.53	$14.21
Total ReturnD,E	(4.97)%	35.09%	4.44%	14.60%	(1.88)%	19.31%
Ratios to Average Net AssetsB,F,G
Expenses before reductions	1.01%H	1.02%	1.09%	1.09%	1.06%	1.13%
Expenses net of fee waivers, if any	1.01%H	1.02%	1.09%	1.09%	1.06%	1.13%
Expenses net of all reductions	1.01%H	1.02%	1.09%	1.08%	1.05%	1.13%
Net investment income (loss)	1.02%H	.84%	1.08%	1.72%	1.75%	1.29%
Supplemental Data
Net assets, end of period (000 omitted)	$213,195	$92,918	$66,715	$67,764	$68,532	$81,007
Portfolio turnover rateI	20%H	43%	48%	20%J	34%	37%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2022

1. Organization.

Fidelity Global Equity Income Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2022 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), certain foreign taxes and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$30,349,461
Gross unrealized depreciation	(11,268,726)
Net unrealized appreciation (depreciation)	$19,080,735
Tax cost	$204,689,259

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Global Equity Income Fund	138,900,249	15,016,529

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .68% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .16% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Global Equity Income Fund	.05

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Global Equity Income Fund	$455

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Global Equity Income Fund	5,511,294	660,573	116,549

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Global Equity Income Fund	$110

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Global Equity Income Fund	$280	$–	$–

8. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable" in the Statement of Assets and Liabilities, if applicable. Activity in this program during the period for which loans were outstanding was as follows:

	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Global Equity Income Fund	$25,517,000.58%		$411

9. Expense Reductions.

During the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses in the amount of $2,095.

10. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

11. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2021 to April 30, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2021	Ending Account Value April 30, 2022	Expenses Paid During Period-B November 1, 2021 to April 30, 2022
Fidelity Global Equity Income Fund	1.01%
Actual		$1,000.00	$950.30	$4.88
Hypothetical-C		$1,000.00	$1,019.79	$5.06

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

GED-SANN-0622
1.938166.109

Fidelity Flex® Funds

Fidelity Flex® International Fund

Semi-Annual Report

April 30, 2022

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 (for managed account clients) or 1-800-835-5092 (for retirement plan participants) to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2022
Japan	11.9%
Canada	8.3%
United States of America*	7.4%
France	7.2%
United Kingdom	6.3%
Germany	5.9%
Cayman Islands	5.5%
Switzerland	5.1%
Korea (South)	4.7%
Other	37.7%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2022

% of fund's net assets
Stocks	98.3
Short-Term Investments and Net Other Assets (Liabilities)	1.7

Top Ten Stocks as of April 30, 2022

% of fund's net assets
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	2.7
Tencent Holdings Ltd. (Cayman Islands, Interactive Media & Services)	2.6
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	2.5
ASML Holding NV (Netherlands) (Netherlands, Semiconductors & Semiconductor Equipment)	1.7
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.7
Nestle SA (Reg. S) (Switzerland, Food Products)	1.6
Canadian Pacific Railway Ltd. (Canada, Road & Rail)	1.4
JD.com, Inc. sponsored ADR (Cayman Islands, Internet & Direct Marketing Retail)	1.3
LVMH Moet Hennessy Louis Vuitton SE (France, Textiles, Apparel & Luxury Goods)	1.3
Linde PLC (Germany, Chemicals)	1.3
18.1

Market Sectors as of April 30, 2022

% of fund's net assets
Financials	20.3
Industrials	16.4
Information Technology	16.3
Materials	11.0
Consumer Discretionary	10.2
Health Care	7.2
Energy	5.7
Communication Services	4.8
Consumer Staples	4.3
Real Estate	1.4
Utilities	0.7

Schedule of Investments April 30, 2022 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.6%
	Shares	Value
Australia - 2.3%
Aub Group Ltd.	1,000	$16,191
BHP Group Ltd.	42,284	1,412,938
Evolution Mining Ltd.	27,373	77,455
Imdex Ltd.	8,204	14,393
Macquarie Group Ltd.	3,535	508,910
National Australia Bank Ltd.	30,718	701,252
Steadfast Group Ltd.	7,000	25,343

TOTAL AUSTRALIA		2,756,482

Austria - 0.2%
Erste Group Bank AG	6,611	205,839
Bailiwick of Jersey - 1.2%
Experian PLC	16,030	553,586
Ferguson PLC	1,446	181,400
Glencore Xstrata PLC	114,373	704,728
Integrated Diagnostics Holdings PLC (a)	28,160	30,931

TOTAL BAILIWICK OF JERSEY		1,470,645

Belgium - 1.1%
Anheuser-Busch InBev SA NV	6,227	358,299
Azelis Group NV	6,200	152,696
KBC Ancora	1,226	49,602
KBC Group NV	5,985	407,171
UCB SA	3,694	419,907

TOTAL BELGIUM		1,387,675

Bermuda - 0.6%
Credicorp Ltd. (United States)	3,821	530,699
Shangri-La Asia Ltd. (b)	317,659	240,513

TOTAL BERMUDA		771,212

Canada - 8.3%
Barrick Gold Corp.	45,881	1,023,605
CAE, Inc. (b)	31,275	743,744
Canadian Pacific Railway Ltd.	23,895	1,747,879
Constellation Software, Inc.	575	904,974
Franco-Nevada Corp.	7,089	1,072,083
McCoy Global, Inc. (b)	50	38
Nutrien Ltd.	13,841	1,360,128
Osisko Gold Royalties Ltd.	1,500	18,460
Richelieu Hardware Ltd.	13,542	384,445
Summit Industrial Income REIT	36,013	570,198
Suncor Energy, Inc.	24,922	895,884
The Toronto-Dominion Bank	19,550	1,412,092

TOTAL CANADA		10,133,530

Cayman Islands - 5.5%
Alibaba Group Holding Ltd. sponsored ADR (b)	7,420	720,408
Chlitina Holding Ltd.	4,800	30,110
JD.com, Inc. sponsored ADR (c)	26,481	1,632,818
Li Ning Co. Ltd.	48,492	377,955
Meituan Class B (a)(b)	36,861	789,799
Tencent Holdings Ltd.	67,111	3,162,598

TOTAL CAYMAN ISLANDS		6,713,688

China - 4.1%
China Life Insurance Co. Ltd. (H Shares)	549,569	798,619
China Merchants Bank Co. Ltd. (H Shares)	112,086	675,570
Guangzhou Automobile Group Co. Ltd. (H Shares)	649,046	550,324
Haier Smart Home Co. Ltd. (A Shares)	314,457	1,219,474
Industrial & Commercial Bank of China Ltd. (H Shares)	1,824,220	1,099,652
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	7,964	375,329
Zhejiang Sanhua Intelligent Controls Co. Ltd. (A Shares)	93,541	234,660

TOTAL CHINA		4,953,628

Denmark - 0.5%
Netcompany Group A/S (a)(b)	569	31,643
ORSTED A/S (a)	1,272	140,722
SimCorp A/S	506	35,423
Spar Nord Bank A/S	2,448	31,081
Vestas Wind Systems A/S	14,450	368,490

TOTAL DENMARK		607,359

Finland - 0.5%
Kone OYJ (B Shares)	3,709	178,320
Musti Group OYJ	1,412	33,222
Sampo Oyj (A Shares)	9,523	462,413

TOTAL FINLAND		673,955

France - 7.2%
Air Liquide SA	3,682	637,017
ALTEN	590	79,183
AXA SA	23,862	631,270
BNP Paribas SA	12,660	656,439
Capgemini SA	1,150	234,116
Edenred SA	6,253	314,039
Laurent-Perrier Group SA	330	31,244
Lectra	4,584	190,041
Legrand SA	6,194	548,876
LISI	1,700	38,435
LVMH Moet Hennessy Louis Vuitton SE	2,486	1,608,778
Safran SA	4,780	513,365
Sanofi SA	10,813	1,142,879
Teleperformance	692	248,366
TotalEnergies SE	24,947	1,224,972
Vetoquinol SA	464	60,420
VINCI SA	3,988	386,971
Vivendi SA	19,872	228,241

TOTAL FRANCE		8,774,652

Germany - 5.6%
Bayer AG	6,949	457,738
CompuGroup Medical AG	459	24,535
CTS Eventim AG (b)	2,614	179,415
Deutsche Borse AG	2,808	488,858
Deutsche Post AG	8,607	367,712
Hannover Reuck SE	2,268	352,517
HeidelbergCement AG	2,562	147,590
Linde PLC	5,065	1,588,574
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	847	201,705
Nexus AG	419	20,433
Rheinmetall AG	2,573	580,016
RWE AG	9,465	392,981
SAP SE	4,121	417,647
Scout24 AG (a)	580	36,684
Siemens AG	6,532	803,142
Vonovia SE	19,229	766,102

TOTAL GERMANY		6,825,649

Greece - 0.6%
National Bank of Greece SA (b)	172,024	682,329
Hong Kong - 1.8%
AIA Group Ltd.	114,113	1,121,019
China Resources Beer Holdings Co. Ltd.	116,122	682,082
Hong Kong Exchanges and Clearing Ltd.	10,074	427,329

TOTAL HONG KONG		2,230,430

Hungary - 0.6%
Richter Gedeon PLC	36,657	731,123
India - 3.6%
Axis Bank Ltd. (b)	40,699	383,187
Embassy Office Parks (REIT)	9,900	49,637
Housing Development Finance Corp. Ltd.	24,535	707,027
Indian Energy Exchange Ltd. (a)	9,239	25,583
Infosys Ltd. sponsored ADR	26,073	518,071
Kotak Mahindra Bank Ltd. (b)	6,700	155,186
Larsen & Toubro Ltd.	24,689	541,948
Reliance Industries Ltd.	2,700	97,709
Reliance Industries Ltd. sponsored GDR (a)	6,977	498,925
Shree Cement Ltd.	1,395	468,800
Solar Industries India Ltd.	14,969	535,407
Voltas Ltd.	23,128	378,591

TOTAL INDIA		4,360,071

Indonesia - 1.0%
PT Bank Mandiri (Persero) Tbk	720,167	442,208
PT Bank Rakyat Indonesia (Persero) Tbk	515,089	171,621
PT United Tractors Tbk	270,268	563,968

TOTAL INDONESIA		1,177,797

Ireland - 1.0%
Cairn Homes PLC	19,000	22,895
CRH PLC	10,665	421,533
CRH PLC sponsored ADR	14,266	564,648
Irish Residential Properties REIT PLC	14,000	21,508
Ryanair Holdings PLC sponsored ADR (b)	2,901	253,315

TOTAL IRELAND		1,283,899

Israel - 0.1%
Ituran Location & Control Ltd.	2,200	49,368
Maytronics Ltd.	1,744	31,182
Strauss Group Ltd.	1,301	34,873
Tel Aviv Stock Exchange Ltd.	9,900	46,995

TOTAL ISRAEL		162,418

Italy - 1.4%
Assicurazioni Generali SpA	14,653	277,427
Enel SpA	60,013	390,258
Interpump Group SpA	9,003	363,989
Mediobanca SpA	33,597	336,738
Prada SpA	53,500	332,885

TOTAL ITALY		1,701,297

Japan - 11.9%
Ai Holdings Corp.	1,400	18,380
Aoki Super Co. Ltd.	1,272	27,995
Artnature, Inc.	2,588	14,759
Aucnet, Inc.	2,158	25,386
Azbil Corp.	20,246	614,711
Broadleaf Co. Ltd.	12,975	36,662
Central Automotive Products Ltd.	500	8,048
Curves Holdings Co. Ltd.	9,700	56,857
Daiichikosho Co. Ltd.	2,008	54,768
Daikokutenbussan Co. Ltd.	400	14,721
DENSO Corp.	5,612	342,025
Digital Hearts Holdings Co. Ltd.	3,008	39,206
FANUC Corp.	2,846	436,087
Fujitec Co. Ltd.	1,000	21,552
Fujitsu Ltd.	1,775	268,290
Funai Soken Holdings, Inc.	1,490	24,988
Goldcrest Co. Ltd.	3,266	42,478
Hitachi Ltd.	9,719	460,938
Hoya Corp.	10,047	997,086
Ibiden Co. Ltd.	3,127	116,862
Idemitsu Kosan Co. Ltd.	7,159	188,676
Itochu Corp.	14,406	434,787
JEOL Ltd.	2,000	89,817
Keyence Corp.	2,580	1,037,171
Kobayashi Pharmaceutical Co. Ltd.	800	54,556
Koshidaka Holdings Co. Ltd.	7,600	45,356
Kusuri No Aoki Holdings Co. Ltd.	636	28,177
Lasertec Corp.	3,464	462,795
Medikit Co. Ltd.	1,527	27,153
Minebea Mitsumi, Inc.	13,623	261,373
Miroku Jyoho Service Co., Ltd.	1,654	16,796
Misumi Group, Inc.	22,909	574,428
Mitsubishi Estate Co. Ltd.	8,903	129,686
Mitsubishi UFJ Financial Group, Inc.	99,735	579,797
Mitsuboshi Belting Ltd.	1,408	21,567
Mitsui Fudosan Co. Ltd.	6,527	138,332
Nabtesco Corp.	1,611	36,743
Nagaileben Co. Ltd.	3,243	48,287
Nihon Parkerizing Co. Ltd.	9,196	65,045
NS Tool Co. Ltd.	3,054	33,894
NSD Co. Ltd.	2,300	40,828
OBIC Co. Ltd.	2,246	331,823
ORIX Corp.	22,486	410,122
OSG Corp.	10,250	128,765
Paramount Bed Holdings Co. Ltd.	1,500	24,982
Pole To Win Holdings, Inc.	1,523	11,623
ProNexus, Inc.	2,187	17,824
Recruit Holdings Co. Ltd.	28,039	1,017,300
Renesas Electronics Corp. (b)	19,153	204,515
San-Ai Obbli Co. Ltd.	4,067	29,856
Shin-Etsu Chemical Co. Ltd.	3,343	459,444
Shiseido Co. Ltd.	2,724	128,767
SHO-BOND Holdings Co. Ltd.	9,982	419,544
Shoei Co. Ltd.	3,152	116,937
SK Kaken Co. Ltd.	153	41,033
SoftBank Group Corp.	6,221	255,871
Software Service, Inc.	409	18,310
Sony Group Corp.	3,801	328,030
Sumitomo Mitsui Financial Group, Inc.	12,541	378,913
Suzuki Motor Corp.	7,293	219,848
The Monogatari Corp.	538	22,435
TIS, Inc.	1,400	31,443
Tocalo Co. Ltd.	3,158	31,532
Tokio Marine Holdings, Inc.	8,284	447,905
Tokyo Electron Ltd.	272	114,770
Toyota Motor Corp.	67,063	1,149,038
USS Co. Ltd.	17,007	283,133
Welcia Holdings Co. Ltd.	1,142	23,410
YAKUODO Holdings Co. Ltd.	1,200	16,642

TOTAL JAPAN		14,600,878

Kenya - 0.2%
Safaricom Ltd.	694,504	202,114
Korea (South) - 4.7%
BGF Retail Co. Ltd.	199	28,314
Hyundai Motor Co.	2,551	368,151
Korea Aerospace Industries Ltd.	13,114	449,761
Korea Zinc Co. Ltd.	803	364,651
LG Innotek Co. Ltd.	2,075	560,033
POSCO	2,404	545,979
Samsung Electronics Co. Ltd.	56,700	3,005,676
Shinhan Financial Group Co. Ltd.	13,583	448,890

TOTAL KOREA (SOUTH)		5,771,455

Luxembourg - 0.3%
ArcelorMittal SA (Netherlands)	11,457	334,060
Stabilus Se	430	20,254

TOTAL LUXEMBOURG		354,314

Mexico - 1.2%
Fomento Economico Mexicano S.A.B. de CV unit	74,900	563,186
Grupo Financiero Banorte S.A.B. de CV Series O	81,365	537,117
Wal-Mart de Mexico SA de CV Series V	111,604	394,646

TOTAL MEXICO		1,494,949

Netherlands - 3.6%
Aalberts Industries NV	6,442	313,032
AerCap Holdings NV (b)	2,531	118,223
Airbus Group NV	8,596	941,021
ASML Holding NV (Netherlands)	3,625	2,057,327
IMCD NV	1,920	305,707
NN Group NV	8,136	398,514
Universal Music Group NV	10,949	254,087
Yandex NV Series A (b)(d)	15,667	53,735

TOTAL NETHERLANDS		4,441,646

New Zealand - 0.1%
Auckland International Airport Ltd. (b)	23,641	118,749
Norway - 0.3%
Adevinta ASA Class B (b)	12,164	93,972
Kongsberg Gruppen ASA	2,059	88,439
Medistim ASA	1,018	27,374
Schibsted ASA (B Shares)	7,107	136,613
Volue A/S (b)	5,152	21,972

TOTAL NORWAY		368,370

Russia - 0.0%
LUKOIL PJSC sponsored ADR (d)	15,347	4,342
Sberbank of Russia sponsored ADR (d)	63,626	1,133

TOTAL RUSSIA		5,475

Singapore - 0.5%
United Overseas Bank Ltd.	26,916	576,171
South Africa - 0.5%
Clicks Group Ltd.	7,228	141,120
Impala Platinum Holdings Ltd.	33,248	430,077
Thungela Resources Ltd.	1,574	26,695

TOTAL SOUTH AFRICA		597,892

Spain - 1.5%
Amadeus IT Holding SA Class A (b)	13,668	856,477
Banco Santander SA (Spain)	168,194	491,522
Cellnex Telecom SA (a)	9,109	424,573
Fluidra SA	1,959	53,019
Unicaja Banco SA (a)	75,496	71,116

TOTAL SPAIN		1,896,707

Sweden - 2.7%
Addlife AB	4,100	90,590
AddTech AB (B Shares)	14,321	252,628
ASSA ABLOY AB (B Shares)	33,526	847,274
Atlas Copco AB (A Shares)	18,000	816,064
Epiroc AB (A Shares)	21,300	431,816
Hemnet Group AB	2,587	32,273
Investor AB (B Shares)	20,699	398,309
INVISIO AB	1,754	31,088
John Mattson Fastighetsforetag (b)	2,027	31,580
Lagercrantz Group AB (B Shares)	19,340	196,878
Sandvik AB	10,677	202,098

TOTAL SWEDEN		3,330,598

Switzerland - 5.1%
Nestle SA (Reg. S)	15,449	1,994,375
Novartis AG	4,597	406,234
Roche Holding AG (participation certificate)	5,507	2,042,073
Schindler Holding AG:
(participation certificate)	543	104,324
(Reg.)	139	26,684
Swiss Life Holding AG	457	267,215
Tecan Group AG	154	46,280
UBS Group AG	35,736	601,794
Zurich Insurance Group Ltd.	1,568	713,863

TOTAL SWITZERLAND		6,202,842

Taiwan - 4.1%
Addcn Technology Co. Ltd.	4,676	33,406
ECLAT Textile Co. Ltd.	23,091	379,101
HIWIN Technologies Corp.	67,711	501,693
Taiwan Semiconductor Manufacturing Co. Ltd.	182,077	3,294,273
Unimicron Technology Corp.	64,772	454,574
Yageo Corp.	27,310	368,824

TOTAL TAIWAN		5,031,871

Thailand - 0.7%
Kasikornbank PCL (For. Reg.)	88,715	393,060
PTT PCL (For. Reg.)	475,854	517,624

TOTAL THAILAND		910,684

United Kingdom - 6.3%
Alliance Pharma PLC	45,433	65,260
Anglo American PLC (United Kingdom)	14,845	657,500
AstraZeneca PLC (United Kingdom)	4,614	615,698
Avon Protection PLC	3,532	46,742
BAE Systems PLC	42,435	391,958
Barratt Developments PLC	17,170	105,047
Beazley PLC	20,014	107,807
Bodycote PLC	7,326	56,819
BP PLC	167,516	808,733
Clarkson PLC	1,879	86,514
Compass Group PLC	29,600	624,615
Dechra Pharmaceuticals PLC	7,291	330,394
DP Poland PLC (b)	86,864	8,172
Helios Towers PLC (b)	11,000	15,366
Howden Joinery Group PLC	7,411	70,164
Imperial Brands PLC	9,134	190,129
InterContinental Hotel Group PLC ADR	4,517	292,747
Lloyds Banking Group PLC	692,423	393,271
Rightmove PLC	44,850	344,766
Shell PLC ADR	24,409	1,304,173
Spectris PLC	13,751	502,928
Spirax-Sarco Engineering PLC	1,307	197,220
Standard Chartered PLC (United Kingdom)	60,163	411,294
Ultra Electronics Holdings PLC	479	19,509

TOTAL UNITED KINGDOM		7,646,826

United States of America - 5.7%
Alphabet, Inc. Class A (b)	152	346,893
Autoliv, Inc.	3,233	238,207
Lam Research Corp.	1,395	649,735
Marsh & McLennan Companies, Inc.	6,145	993,647
MasterCard, Inc. Class A	1,565	568,690
Moody's Corp.	1,837	581,374
Morningstar, Inc.	409	103,571
MSCI, Inc.	1,322	556,893
NICE Ltd. sponsored ADR (b)	2,233	460,914
Otis Worldwide Corp.	2,500	182,100
PriceSmart, Inc.	2,361	187,581
ResMed, Inc.	3,360	671,899
S&P Global, Inc.	1,502	565,503
Sherwin-Williams Co.	1,662	456,984
Visa, Inc. Class A	1,619	345,057

TOTAL UNITED STATES OF AMERICA		6,909,048

TOTAL COMMON STOCKS
(Cost $106,412,692)		118,064,267

Preferred Stocks - 1.7%
Convertible Preferred Stocks - 0.1%
China - 0.1%
ByteDance Ltd. Series E1 (b)(d)(e)	687	87,984
Nonconvertible Preferred Stocks - 1.6%
Brazil - 1.3%
Ambev SA sponsored ADR	179,183	521,423
Itau Unibanco Holding SA	80,088	386,675
Petroleo Brasileiro SA - Petrobras sponsored ADR	48,876	663,247
		1,571,345
Germany - 0.3%
Porsche Automobil Holding SE (Germany)	4,809	396,646
Sartorius AG (non-vtg.)	125	46,866
		443,512

TOTAL NONCONVERTIBLE PREFERRED STOCKS		2,014,857

TOTAL PREFERRED STOCKS
(Cost $1,584,505)		2,102,841

Money Market Funds - 3.4%
Fidelity Cash Central Fund 0.32% (f)	2,608,528	2,609,050
Fidelity Securities Lending Cash Central Fund 0.32% (f)(g)	1,527,947	1,528,100
TOTAL MONEY MARKET FUNDS
(Cost $4,137,143)		4,137,150
TOTAL INVESTMENT IN SECURITIES - 101.7%
(Cost $112,134,340)		124,304,258
NET OTHER ASSETS (LIABILITIES) - (1.7)%		(2,080,471)
NET ASSETS - 100%		$122,223,787

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,049,976 or 1.7% of net assets.

 (b) Non-income producing

 (c) Security or a portion of the security is on loan at period end.

 (d) Level 3 security

 (e) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $87,984 or 0.1% of net assets.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
ByteDance Ltd. Series E1	11/18/20	$75,277

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.32%	$2,577,488	$22,348,688	$22,317,126	$1,428	$--	$--	$2,609,050	0.0%
Fidelity Securities Lending Cash Central Fund 0.32%	--	3,250,450	1,722,350	29	--	--	1,528,100	0.0%
Total	$2,577,488	$25,599,138	$24,039,476	$1,457	$--	$--	$4,137,150

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$5,855,375	$549,007	$5,252,633	$53,735
Consumer Discretionary	12,570,032	2,915,362	9,654,670	--
Consumer Staples	5,466,409	1,701,709	3,764,700	--
Energy	6,824,842	2,863,342	3,957,158	4,342
Financials	24,847,348	6,316,360	18,529,855	1,133
Health Care	8,811,598	1,403,022	7,408,576	--
Industrials	20,164,168	3,429,706	16,734,462	--
Information Technology	19,551,722	3,496,809	15,966,929	87,984
Materials	13,402,132	4,495,908	8,906,224	--
Real Estate	1,749,521	570,198	1,179,323	--
Utilities	923,961	--	923,961	--
Money Market Funds	4,137,150	4,137,150	--	--
Total Investments in Securities:	$124,304,258	$31,878,573	$92,278,491	$147,194

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2022 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $1,596,994) — See accompanying schedule: Unaffiliated issuers (cost $107,997,197)	$120,167,108
Fidelity Central Funds (cost $4,137,143)	4,137,150
Total Investment in Securities (cost $112,134,340)		$124,304,258
Foreign currency held at value (cost $281,223)		283,890
Receivable for investments sold		231,888
Receivable for fund shares sold		92,794
Dividends receivable		382,738
Reclaims receivable		165,865
Distributions receivable from Fidelity Central Funds		590
Other receivables		5,307
Total assets		125,467,330
Liabilities
Payable to custodian bank	$1,157,311
Payable for investments purchased	364,721
Payable for fund shares redeemed	123,688
Other payables and accrued expenses	69,723
Collateral on securities loaned	1,528,100
Total liabilities		3,243,543
Net Assets		$122,223,787
Net Assets consist of:
Paid in capital		$110,245,180
Total accumulated earnings (loss)		11,978,607
Net Assets		$122,223,787
Net Asset Value, offering price and redemption price per share ($122,223,787 ÷ 8,702,479 shares)		$14.04

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2022 (Unaudited)
Investment Income
Dividends		$1,570,004
Non-Cash dividends		120,120
Income from Fidelity Central Funds (including $29 from security lending)		1,457
Income before foreign taxes withheld		1,691,581
Less foreign taxes withheld		(139,767)
Total income		1,551,814
Expenses
Independent trustees' fees and expenses	$250
Total expenses before reductions	250
Expense reductions	(4)
Total expenses after reductions		246
Net investment income (loss)		1,551,568
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $81,174)	208,475
Foreign currency transactions	3,682
Total net realized gain (loss)		212,157
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $168,634)	(22,740,252)
Assets and liabilities in foreign currencies	(19,049)
Total change in net unrealized appreciation (depreciation)		(22,759,301)
Net gain (loss)		(22,547,144)
Net increase (decrease) in net assets resulting from operations		$(20,995,576)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2022 (Unaudited)	Year ended October 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,551,568	$3,106,279
Net realized gain (loss)	212,157	6,636,393
Change in net unrealized appreciation (depreciation)	(22,759,301)	26,346,315
Net increase (decrease) in net assets resulting from operations	(20,995,576)	36,088,987
Distributions to shareholders	(4,340,173)	(1,616,095)
Share transactions
Proceeds from sales of shares	14,864,527	47,496,165
Reinvestment of distributions	4,340,173	1,616,095
Cost of shares redeemed	(24,254,605)	(32,298,510)
Net increase (decrease) in net assets resulting from share transactions	(5,049,905)	16,813,750
Total increase (decrease) in net assets	(30,385,654)	51,286,642
Net Assets
Beginning of period	152,609,441	101,322,799
End of period	$122,223,787	$152,609,441
Other Information
Shares
Sold	929,462	3,011,539
Issued in reinvestment of distributions	267,912	110,919
Redeemed	(1,560,093)	(2,027,719)
Net increase (decrease)	(362,719)	1,094,739

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex International Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2022	2021	2020	2019	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$16.83	$12.71	$12.36	$10.90	$11.95	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.17	.36D	.24	.35E	.30	.16
Net realized and unrealized gain (loss)	(2.49)	3.96	.33	1.39	(1.24)	1.79
Total from investment operations	(2.32)	4.32	.57	1.74	(.94)	1.95
Distributions from net investment income	(.44)	(.20)	(.22)	(.28)	(.07)	–
Distributions from net realized gain	(.04)	–	–	–	(.03)	–
Total distributions	(.47)F	(.20)	(.22)	(.28)	(.11)F	–
Net asset value, end of period	$14.04	$16.83	$12.71	$12.36	$10.90	$11.95
Total ReturnG,H	(14.14)%	34.20%	4.64%	16.45%	(7.98)%	19.50%
Ratios to Average Net AssetsC,I,J
Expenses before reductionsK	- %L	-%	-%	-%	-%	- %L
Expenses net of fee waivers, if anyK	- %L	-%	-%	-%	-%	- %L
Expenses net of all reductionsK	- %L	-%	-%	-%	-%	- %L
Net investment income (loss)	2.16%L	2.24%D	1.98%	3.01%E	2.53%	2.24%L
Supplemental Data
Net assets, end of period (000 omitted)	$122,224	$152,609	$101,323	$70,497	$46,392	$14,611
Portfolio turnover rateM	30%L	33%	38%	89%	69%	35%L

 A For the period March 7, 2017 (commencement of operations) through October 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.04 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.96%.

 E Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.04 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 2.65%.

 F Total distributions per share do not sum due to rounding.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 K Amount represents less than .005%.

 L Annualized

 M Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2022

1. Organization.

Fidelity Flex International Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is available only to certain fee-based accounts and advisory programs offered by Fidelity. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2022 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$22,890,670
Gross unrealized depreciation	(11,833,294)
Net unrealized appreciation (depreciation)	$11,057,376
Tax cost	$113,246,882

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Flex International Fund	21,045,398	28,096,574

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Flex International Fund	$97

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Flex International Fund	303,147	1,170,358	13,711

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

7. Security Lending.

Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Flex International Fund	$–	$–

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $4.

9. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

In March 2022, the Board of Trustees approved a Plan of Liquidation and Dissolution. The Fund distributed all of its net assets to its shareholders on June 10, 2022. The Fund was closed to new accounts on June 2, 2022, with certain exceptions.

10. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2021 to April 30, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2021	Ending Account Value April 30, 2022	Expenses Paid During Period-B November 1, 2021 to April 30, 2022
Fidelity Flex International Fund	- %-C
Actual		$1,000.00	$858.60	$--D
Hypothetical-E		$1,000.00	$1,024.79	$--D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C Amount represents less than .005%.

 D Amount represents less than $.005.

 E 5% return per year before expenses

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

ZNL-SANN-0622
1.9881586.105

Fidelity® Diversified International K6 Fund

Semi-Annual Report

April 30, 2022

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2022
Japan	17.1%
United States of America*	10.1%
Switzerland	10.0%
France	8.9%
United Kingdom	8.0%
Germany	7.4%
Netherlands	6.5%
Canada	5.2%
India	4.0%
Other	22.8%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2022

% of fund's net assets
Stocks	95.8
Short-Term Investments and Net Other Assets (Liabilities)	4.2

Top Ten Stocks as of April 30, 2022

% of fund's net assets
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	3.3
Nestle SA (Reg. S) (Switzerland, Food Products)	3.1
ASML Holding NV (Netherlands, Semiconductors & Semiconductor Equipment)	2.5
LVMH Moet Hennessy Louis Vuitton SE (France, Textiles, Apparel & Luxury Goods)	1.9
Hoya Corp. (Japan, Health Care Equipment & Supplies)	1.7
AIA Group Ltd. (Hong Kong, Insurance)	1.7
Canadian Natural Resources Ltd. (Canada, Oil, Gas & Consumable Fuels)	1.6
RELX PLC (Euronext N.V.) (United Kingdom, Professional Services)	1.5
Linde PLC (Germany, Chemicals)	1.4
Sika AG (Switzerland, Chemicals)	1.3
20.0

Market Sectors as of April 30, 2022

% of fund's net assets
Industrials	19.3
Financials	17.0
Information Technology	16.2
Health Care	13.1
Consumer Discretionary	9.1
Consumer Staples	6.5
Materials	6.3
Energy	4.9
Communication Services	2.9
Real Estate	0.5

Schedule of Investments April 30, 2022 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.4%
	Shares	Value
Australia - 0.7%
Aristocrat Leisure Ltd.	785,159	$18,217,526
Lynas Rare Earths Ltd. (a)	1,448,715	9,090,928

TOTAL AUSTRALIA		27,308,454

Austria - 0.2%
Erste Group Bank AG	276,188	8,599,326
Bailiwick of Jersey - 2.7%
Experian PLC	600,828	20,749,206
Ferguson PLC	268,789	33,719,362
Glencore Xstrata PLC	4,359,397	26,861,152
WPP PLC	1,630,693	20,326,374

TOTAL BAILIWICK OF JERSEY		101,656,094

Belgium - 1.7%
KBC Group NV	596,092	40,553,253
UCB SA	192,478	21,879,491

TOTAL BELGIUM		62,432,744

Bermuda - 0.4%
Hiscox Ltd.	1,415,106	16,803,361
Canada - 5.2%
Canadian Natural Resources Ltd.	948,787	58,722,652
Constellation Software, Inc.	18,520	29,148,042
Fairfax India Holdings Corp. (a)(b)	508,475	6,111,870
First Quantum Minerals Ltd.	640,111	18,351,526
Franco-Nevada Corp.	137,394	20,778,349
GFL Environmental, Inc. (c)	468,061	14,102,678
Imperial Oil Ltd.	165,570	8,336,175
Thomson Reuters Corp.	117,353	11,733,016
Tourmaline Oil Corp.	512,250	26,381,084

TOTAL CANADA		193,665,392

Cayman Islands - 1.2%
Anta Sports Products Ltd.	987,425	11,347,977
GlobalFoundries, Inc.	214,622	11,222,584
Li Ning Co. Ltd.	1,884,287	14,686,452
Tencent Holdings Ltd.	114,292	5,385,997
Zai Lab Ltd. ADR (a)	55,855	2,231,966

TOTAL CAYMAN ISLANDS		44,874,976

China - 0.5%
Kweichow Moutai Co. Ltd. (A Shares)	64,939	17,921,664
Curacao - 0.7%
Schlumberger Ltd.	623,172	24,309,940
Denmark - 1.3%
DSV A/S	242,899	39,823,714
GN Store Nord A/S	185,297	6,954,111

TOTAL DENMARK		46,777,825

France - 8.9%
Air Liquide SA	24,112	4,171,578
AXA SA	390,125	10,320,772
BNP Paribas SA	740,332	38,387,243
Capgemini SA	240,220	48,903,759
Dassault Systemes SA	398,293	17,614,253
EssilorLuxottica SA	117,708	20,039,530
Hermes International SCA	5,211	6,425,462
Legrand SA	264,814	23,466,276
LVMH Moet Hennessy Louis Vuitton SE	110,232	71,335,020
Pernod Ricard SA	197,945	40,852,725
Sartorius Stedim Biotech	39,438	12,905,256
Teleperformance	100,470	36,059,790

TOTAL FRANCE		330,481,664

Germany - 7.4%
adidas AG	88,621	17,871,240
Allianz SE	218,615	49,327,004
Bayer AG	83,634	5,509,059
Brenntag SE	134,540	10,381,572
Deutsche Post AG	872,588	37,279,131
Hannover Reuck SE	120,236	18,688,358
Linde PLC	170,561	53,494,330
Merck KGaA	124,035	23,011,891
SAP SE	130,403	13,215,823
Siemens Healthineers AG (b)	518,552	27,726,948
Symrise AG	112,877	13,431,721
Synlab AG	267,213	3,987,741

TOTAL GERMANY		273,924,818

Greece - 0.1%
Piraeus Financial Holdings SA (a)	1,640,738	2,368,673
Hong Kong - 2.4%
AIA Group Ltd.	6,392,912	62,802,430
Chervon Holdings Ltd.	399,190	2,494,711
Hong Kong Exchanges and Clearing Ltd.	142,768	6,056,072
Techtronic Industries Co. Ltd.	1,323,589	17,667,406

TOTAL HONG KONG		89,020,619

India - 4.0%
Axis Bank Ltd. (a)	902,598	8,498,100
HDFC Bank Ltd.	2,076,873	37,188,837
Housing Development Finance Corp. Ltd.	932,491	26,871,664
Kotak Mahindra Bank Ltd. (a)	1,195,498	27,690,262
Reliance Industries Ltd.	1,339,886	48,488,687

TOTAL INDIA		148,737,550

Indonesia - 1.0%
PT Bank Central Asia Tbk	31,900,113	17,891,868
PT Bank Rakyat Indonesia (Persero) Tbk	52,668,415	17,548,439

TOTAL INDONESIA		35,440,307

Ireland - 2.0%
Aon PLC	90,301	26,005,785
ICON PLC (a)	51,767	11,710,213
Kingspan Group PLC (Ireland)	256,481	23,875,064
Ryanair Holdings PLC sponsored ADR (a)	136,079	11,882,418

TOTAL IRELAND		73,473,480

Isle of Man - 0.1%
Entain PLC (a)	290,309	5,455,000
Italy - 0.7%
FinecoBank SpA	975,506	13,560,862
Reply SpA	51,001	7,508,221
UniCredit SpA	346,550	3,207,348

TOTAL ITALY		24,276,431

Japan - 17.1%
Advantest Corp.	87,355	5,961,813
Daikin Industries Ltd.	86,158	13,166,468
FUJIFILM Holdings Corp.	487,875	26,819,102
Fujitsu Ltd.	108,718	16,432,634
Hitachi Ltd.	884,380	41,943,020
Hoya Corp.	642,744	63,787,289
Itochu Corp.	1,031,377	31,127,969
Keyence Corp.	98,719	39,685,457
Minebea Mitsumi, Inc.	1,847,264	35,441,918
Misumi Group, Inc.	609,489	15,282,525
Money Forward, Inc. (a)	55,831	1,898,346
Murata Manufacturing Co. Ltd.	98,571	5,875,571
Nitori Holdings Co. Ltd.	17,039	1,752,961
NOF Corp.	82,023	3,078,691
Nomura Research Institute Ltd.	429,899	12,156,006
Olympus Corp.	584,508	10,288,000
ORIX Corp.	1,733,084	31,609,670
Persol Holdings Co. Ltd.	927,636	18,403,960
Recruit Holdings Co. Ltd.	809,935	29,385,749
Relo Group, Inc.	625,884	8,940,497
Seven & i Holdings Co. Ltd.	419,053	18,529,233
Shin-Etsu Chemical Co. Ltd.	301,755	41,471,548
SMC Corp.	59,753	28,933,622
Sony Group Corp.	545,109	47,043,498
TIS, Inc.	801,556	18,002,440
Tokyo Electron Ltd.	91,564	38,635,128
Tsuruha Holdings, Inc.	90,189	4,609,382
Welcia Holdings Co. Ltd.	132,251	2,711,022
Z Holdings Corp.	3,661,547	14,374,643
ZOZO, Inc.	352,221	7,374,625

TOTAL JAPAN		634,722,787

Korea (South) - 1.0%
NAVER Corp.	39,097	8,662,896
Samsung Electronics Co. Ltd.	571,955	30,319,430

TOTAL KOREA (SOUTH)		38,982,326

Luxembourg - 1.0%
B&M European Value Retail SA	3,497,114	21,427,126
Eurofins Scientific SA	178,741	16,611,797

TOTAL LUXEMBOURG		38,038,923

Netherlands - 6.5%
Adyen BV (a)(b)	8,708	14,605,870
Airbus Group NV	284,613	31,157,127
Argenx SE (a)	21,847	6,294,307
ASML Holding NV	166,639	93,946,069
IMCD NV	174,746	27,823,498
NXP Semiconductors NV	156,748	26,788,233
Wolters Kluwer NV	413,226	41,728,720
Wolters Kluwer NV rights (a)(d)	413,226	449,011

TOTAL NETHERLANDS		242,792,835

New Zealand - 0.0%
EBOS Group Ltd.	48,351	1,318,788
Norway - 0.2%
Schibsted ASA (A Shares)	436,921	9,104,946
Spain - 1.4%
Cellnex Telecom SA (b)	688,105	32,072,785
Industria de Diseno Textil SA (c)	1,024,604	21,483,151

TOTAL SPAIN		53,555,936

Sweden - 2.3%
Hexagon AB (B Shares)	1,885,172	24,324,245
Indutrade AB	1,295,943	30,568,483
Investor AB (B Shares)	1,254,328	24,136,913
Kry International AB (e)(f)	663	233,610
Nibe Industrier AB (B Shares)	192,098	1,883,407
Nordnet AB	264,598	4,589,388

TOTAL SWEDEN		85,736,046

Switzerland - 10.0%
Compagnie Financiere Richemont SA Series A	16,326	1,896,930
Julius Baer Group Ltd.	183,715	8,779,344
Lonza Group AG	63,224	37,279,040
Nestle SA (Reg. S)	890,304	114,932,983
Roche Holding AG (participation certificate)	330,318	122,486,555
Sika AG	162,430	49,615,586
Sonova Holding AG	67,982	24,516,086
Zurich Insurance Group Ltd.	24,738	11,262,467

TOTAL SWITZERLAND		370,768,991

Taiwan - 1.0%
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	395,002	36,707,536
United Kingdom - 8.0%
AstraZeneca PLC (United Kingdom)	239,003	31,892,856
Big Yellow Group PLC	605,272	10,938,458
Bridgepoint Group Holdings Ltd. (b)	1,785,793	6,813,977
Compass Group PLC	1,193,429	25,183,560
Diageo PLC	838,904	41,851,946
Harbour Energy PLC	2,305,452	14,457,495
JD Sports Fashion PLC	6,788,951	11,185,989
Lloyds Banking Group PLC	38,670,974	21,963,710
Prudential PLC	1,115,789	13,889,843
Prudential PLC (Hong Kong)	279,815	3,479,003
RELX PLC:
rights (a)(d)	1,913,400	852,561
(Euronext N.V.)	1,913,400	57,034,684
Rentokil Initial PLC	3,581,350	24,597,689
S4 Capital PLC (a)	1,346,499	5,092,935
Smith & Nephew PLC	1,191,301	19,309,276
Starling Bank Ltd. Series D (a)(e)(f)	2,406,800	7,136,323

TOTAL UNITED KINGDOM		295,680,305

United States of America - 5.7%
Alphabet, Inc. Class C (a)	10,280	23,637,112
Booking Holdings, Inc. (a)	5,605	12,388,788
IQVIA Holdings, Inc. (a)	127,546	27,803,753
Marsh & McLennan Companies, Inc.	174,055	28,144,694
Marvell Technology, Inc.	446,029	25,905,364
MasterCard, Inc. Class A	68,215	24,787,967
NICE Ltd. sponsored ADR (a)	91,894	18,967,841
ResMed, Inc.	32,202	6,439,434
Rivian Automotive, Inc.	375,053	11,228,187
S&P Global, Inc.	85,198	32,077,047

TOTAL UNITED STATES OF AMERICA		211,380,187

TOTAL COMMON STOCKS
(Cost $3,071,310,009)		3,546,317,924

Preferred Stocks - 0.4%
Convertible Preferred Stocks - 0.4%
Estonia - 0.2%
Bolt Technology OU Series E (e)(f)	21,668	5,257,491
United States of America - 0.2%
Wasabi Holdings, Inc. Series C (a)(e)(f)	743,562	8,045,341

TOTAL CONVERTIBLE PREFERRED STOCKS		13,302,832

Nonconvertible Preferred Stocks - 0.0%
Sweden - 0.0%
Kry International AB Series E (e)(f)	3,828	1,348,808
TOTAL PREFERRED STOCKS
(Cost $15,457,833)		14,651,640

Money Market Funds - 4.8%
Fidelity Cash Central Fund 0.32% (g)	141,148,737	141,176,967
Fidelity Securities Lending Cash Central Fund 0.32% (g)(h)	36,621,731	36,625,394
TOTAL MONEY MARKET FUNDS
(Cost $177,801,739)		177,802,361
TOTAL INVESTMENT IN SECURITIES - 100.6%
(Cost $3,264,569,581)		3,738,771,925
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(23,855,107)
NET ASSETS - 100%		$3,714,916,818

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $87,331,450 or 2.4% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $22,021,573 or 0.6% of net assets.

 (f) Level 3 security

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Bolt Technology OU Series E	1/3/22	$5,629,271
Kry International AB	5/14/21	$287,945
Kry International AB Series E	5/14/21	$1,750,058
Starling Bank Ltd. Series D	6/18/21 - 4/5/22	$4,642,638
Wasabi Holdings, Inc. Series C	3/31/21	$8,078,504

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.32%	$161,131,920	$526,118,400	$546,073,353	$86,685	$--	$--	$141,176,967	0.3%
Fidelity Securities Lending Cash Central Fund 0.32%	33,872,696	149,237,261	146,484,563	22,594	--	--	36,625,394	0.1%
Total	$195,004,616	$675,355,661	$692,557,916	$109,279	$--	$--	$177,802,361

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$118,657,688	$23,637,112	$95,020,576	$--
Consumer Discretionary	336,883,074	12,388,788	316,448,945	8,045,341
Consumer Staples	241,408,955	--	241,408,955	--
Energy	180,696,033	117,749,851	62,946,182	--
Financials	632,363,906	92,339,396	532,888,187	7,136,323
Health Care	483,943,857	48,185,366	435,758,491	--
Industrials	710,520,044	37,718,112	672,801,932	--
Information Technology	596,271,643	267,473,636	321,958,098	6,839,909
Materials	240,345,409	39,129,875	201,215,534	--
Real Estate	19,878,955	--	19,878,955	--
Money Market Funds	177,802,361	177,802,361	--	--
Total Investments in Securities:	$3,738,771,925	$816,424,497	$2,900,325,855	$22,021,573

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2022 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $34,435,788) — See accompanying schedule: Unaffiliated issuers (cost $3,086,767,842)	$3,560,969,564
Fidelity Central Funds (cost $177,801,739)	177,802,361
Total Investment in Securities (cost $3,264,569,581)		$3,738,771,925
Cash		1
Foreign currency held at value (cost $18,372)		18,521
Receivable for investments sold		2,337,873
Receivable for fund shares sold		3,446,383
Dividends receivable		9,223,058
Reclaims receivable		6,914,619
Distributions receivable from Fidelity Central Funds		40,542
Other receivables		8,359
Total assets		3,760,761,281
Liabilities
Payable for investments purchased on a delayed delivery basis	$1,301,572
Payable for fund shares redeemed	2,690,004
Accrued management fee	1,941,912
Deferred taxes	3,285,581
Collateral on securities loaned	36,625,394
Total liabilities		45,844,463
Net Assets		$3,714,916,818
Net Assets consist of:
Paid in capital		$3,348,796,117
Total accumulated earnings (loss)		366,120,701
Net Assets		$3,714,916,818
Net Asset Value, offering price and redemption price per share ($3,714,916,818 ÷ 297,313,291 shares)		$12.49

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2022 (Unaudited)
Investment Income
Dividends		$32,401,216
Foreign tax reclaims		2,147,334
Income from Fidelity Central Funds (including $22,594 from security lending)		109,279
Income before foreign taxes withheld		34,657,829
Less foreign taxes withheld		(5,998,332)
Total income		28,659,497
Expenses
Management fee	$12,183,071
Independent trustees' fees and expenses	6,808
Total expenses before reductions	12,189,879
Expense reductions	(7)
Total expenses after reductions		12,189,872
Net investment income (loss)		16,469,625
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $1,483,204)	(26,409,691)
Foreign currency transactions	(407,551)
Total net realized gain (loss)		(26,817,242)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $3,434,333)	(799,203,935)
Assets and liabilities in foreign currencies	(785,791)
Total change in net unrealized appreciation (depreciation)		(799,989,726)
Net gain (loss)		(826,806,968)
Net increase (decrease) in net assets resulting from operations		$(810,337,343)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2022 (Unaudited)	Year ended October 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$16,469,625	$26,974,857
Net realized gain (loss)	(26,817,242)	291,669,537
Change in net unrealized appreciation (depreciation)	(799,989,726)	602,926,094
Net increase (decrease) in net assets resulting from operations	(810,337,343)	921,570,488
Distributions to shareholders	(40,087,762)	(22,064,152)
Share transactions
Proceeds from sales of shares	1,069,015,331	1,357,060,441
Reinvestment of distributions	40,087,762	22,064,152
Cost of shares redeemed	(505,696,698)	(1,418,989,092)
Net increase (decrease) in net assets resulting from share transactions	603,406,395	(39,864,499)
Total increase (decrease) in net assets	(247,018,710)	859,641,837
Net Assets
Beginning of period	3,961,935,528	3,102,293,691
End of period	$3,714,916,818	$3,961,935,528
Other Information
Shares
Sold	73,630,565	93,633,650
Issued in reinvestment of distributions	2,683,250	1,661,457
Redeemed	(35,507,153)	(98,214,817)
Net increase (decrease)	40,806,662	(2,919,710)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Diversified International K6 Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2022	2021	2020	2019	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$15.45	$11.96	$11.08	$9.69	$10.65	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.06	.10	.08	.16	.18	.03D
Net realized and unrealized gain (loss)	(2.87)	3.47	.98	1.36	(1.12)	.62
Total from investment operations	(2.81)	3.57	1.06	1.52	(.94)	.65
Distributions from net investment income	(.15)	(.08)	(.15)	(.13)	(.02)	–
Distributions from net realized gain	–	–	(.03)	–	(.01)	–
Total distributions	(.15)	(.08)	(.18)	(.13)	(.02)E	–
Net asset value, end of period	$12.49	$15.45	$11.96	$11.08	$9.69	$10.65
Total ReturnF,G	(18.35)%	30.00%	9.70%	15.89%	(8.83)%	6.50%
Ratios to Average Net AssetsC,H,I
Expenses before reductions	.60%J	.60%	.60%	.60%	.60%	.60%J
Expenses net of fee waivers, if any	.60%J	.60%	.60%	.60%	.60%	.60%J
Expenses net of all reductions	.60%J	.60%	.59%	.59%	.58%	.60%J
Net investment income (loss)	.81%J	.73%	.73%	1.59%	1.67%	.64%D,J
Supplemental Data
Net assets, end of period (000 omitted)	$3,714,917	$3,961,936	$3,102,294	$2,977,388	$2,207,355	$296,146
Portfolio turnover rateK	29%J,L	30%L	34%	48%L	48%L	27%L,M

 A For the period May 25, 2017 (commencement of operations) through October 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.01 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .58%.

 E Total distributions per share do not sum due to rounding.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 L Portfolio turnover rate excludes securities received or delivered in-kind.

 M Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2022

1. Organization.

Fidelity Diversified International K6 Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares generally are available only to employer-sponsored retirement plans that are recordkept by Fidelity, or to certain employer-sponsored retirement plans that are not recordkept by Fidelity. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2022 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign tax reclaims. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Deferred taxes on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), redemptions in-kind, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$731,931,910
Gross unrealized depreciation	(280,171,962)
Net unrealized appreciation (depreciation)	$451,759,948
Tax cost	$3,287,011,977

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(74,447,738)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Diversified International K6 Fund	763,007,097	553,071,270

Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The net realized gain or loss on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Diversified International K6 Fund	4,786,586	30,753,342	72,038,115

Unaffiliated Exchanges In-Kind. Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity Diversified International K6 Fund	31,043,952	452,529,819

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Diversified International K6 Fund	8,576,678	54,044,218	128,650,169

Prior Year Unaffiliated Exchanges In-Kind. Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity Diversified International K6 Fund	29,580,433	434,308,676

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .60% of average net assets. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Diversified International K6 Fund	$1,330

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Diversified International K6 Fund	24,462,423	19,032,454	(1,738,510)

Other. During the period, the investment adviser reimbursed the Fund for certain losses as follows:

Amount ($)
Fidelity Diversified International K6 Fund	1,043

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Diversified International K6 Fund	$2,480	$1	$–

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $7.

9. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

10. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2021 to April 30, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2021	Ending Account Value April 30, 2022	Expenses Paid During Period-B November 1, 2021 to April 30, 2022
Fidelity Diversified International K6 Fund	.60%
Actual		$1,000.00	$816.50	$2.70
Hypothetical-C		$1,000.00	$1,021.82	$3.01

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

DIFK6-SANN-0622
1.9883986.104

Fidelity® International Capital Appreciation K6 Fund

Semi-Annual Report

April 30, 2022

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2022
United States of America*	19.3%
France	17.1%
Canada	9.6%
Switzerland	9.2%
Netherlands	7.0%
Japan	6.6%
Ireland	6.0%
Sweden	5.2%
United Kingdom	5.1%
Other	14.9%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2022

% of fund's net assets
Stocks	97.9
Short-Term Investments and Net Other Assets (Liabilities)	2.1

Top Ten Stocks as of April 30, 2022

% of fund's net assets
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	3.3
Nestle SA (Reg. S) (Switzerland, Food Products)	3.1
ASML Holding NV (Netherlands) (Netherlands, Semiconductors & Semiconductor Equipment)	2.5
Novo Nordisk A/S Series B (Denmark, Pharmaceuticals)	2.4
LVMH Moet Hennessy Louis Vuitton SE (France, Textiles, Apparel & Luxury Goods)	2.3
Diageo PLC (United Kingdom, Beverages)	1.9
L'Oreal SA (France, Personal Products)	1.8
DSV A/S (Denmark, Air Freight & Logistics)	1.7
Schneider Electric SA (France, Electrical Equipment)	1.7
Canadian National Railway Co. (Canada, Road & Rail)	1.7
22.4

Market Sectors as of April 30, 2022

% of fund's net assets
Industrials	25.4
Information Technology	22.7
Health Care	14.1
Financials	10.4
Consumer Discretionary	9.1
Consumer Staples	8.4
Materials	6.4
Communication Services	1.4

Schedule of Investments April 30, 2022 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value
Bailiwick of Jersey - 1.6%
Experian PLC	355,675	$12,283,006
Canada - 9.6%
Brookfield Asset Management, Inc. Class A	260,877	13,007,327
Canadian National Railway Co.	116,201	13,665,704
Canadian Pacific Railway Ltd.	183,747	13,440,786
Constellation Software, Inc.	7,364	11,589,967
Thomson Reuters Corp.	114,153	11,413,079
Waste Connections, Inc. (Canada)	87,057	12,010,362

TOTAL CANADA		75,127,225

Denmark - 4.1%
DSV A/S	83,668	13,717,514
Novo Nordisk A/S Series B	162,688	18,583,247

TOTAL DENMARK		32,300,761

France - 17.1%
Air Liquide SA	78,590	13,596,729
Dassault Systemes SA	292,531	12,936,996
EssilorLuxottica SA	78,151	13,305,037
Hermes International SCA	10,031	12,368,799
L'Oreal SA	38,360	13,955,750
LVMH Moet Hennessy Louis Vuitton SE	28,198	18,247,922
Pernod Ricard SA	61,400	12,671,991
Sartorius Stedim Biotech	33,764	11,048,559
Schneider Electric SA	95,421	13,689,964
Teleperformance	34,456	12,366,638

TOTAL FRANCE		134,188,385

Germany - 1.5%
Merck KGaA	63,040	11,695,647
Hong Kong - 1.4%
Techtronic Industries Co. Ltd.	843,573	11,260,102
India - 3.0%
HDFC Bank Ltd.	656,814	11,761,022
Kotak Mahindra Bank Ltd. (a)	526,900	12,204,119

TOTAL INDIA		23,965,141

Ireland - 6.0%
Accenture PLC Class A	36,599	10,992,876
ICON PLC (a)	48,486	10,968,018
Kingspan Group PLC (Ireland)	131,449	12,236,202
Linde PLC	40,599	12,665,264

TOTAL IRELAND		46,862,360

Japan - 6.6%
Hoya Corp.	129,252	12,827,245
Keyence Corp.	33,567	13,494,076
Recruit Holdings Co. Ltd.	330,546	11,992,742
Tokyo Electron Ltd.	32,378	13,661,790

TOTAL JAPAN		51,975,853

Netherlands - 7.0%
ASM International NV (Netherlands)	38,823	11,666,005
ASML Holding NV (Netherlands)	34,072	19,337,172
Ferrari NV (Italy) (b)	57,544	12,116,162
Wolters Kluwer NV	116,388	11,753,187
Wolters Kluwer NV rights (a)(c)	116,388	126,467

TOTAL NETHERLANDS		54,998,993

Sweden - 5.2%
ASSA ABLOY AB (B Shares)	468,931	11,850,892
Atlas Copco AB (A Shares) (b)	297,146	13,471,671
Evolution AB (d)	29,783	3,055,686
Hexagon AB (B Shares)	967,708	12,486,270

TOTAL SWEDEN		40,864,519

Switzerland - 9.2%
Compagnie Financiere Richemont SA Series A	108,890	12,652,009
Lonza Group AG	19,729	11,632,895
Nestle SA (Reg. S)	189,282	24,435,187
Partners Group Holding AG	10,475	11,098,236
Sika AG	41,691	12,734,861

TOTAL SWITZERLAND		72,553,188

Taiwan - 3.3%
Taiwan Semiconductor Manufacturing Co. Ltd.	1,436,640	25,992,820
United Kingdom - 5.1%
Diageo PLC	303,619	15,147,199
RELX PLC (London Stock Exchange)	430,891	12,836,450
Rentokil Initial PLC	1,775,503	12,194,639

TOTAL UNITED KINGDOM		40,178,288

United States of America - 17.2%
Adobe, Inc. (a)	27,900	11,047,005
Alphabet, Inc. Class A (a)	4,740	10,817,581
Danaher Corp.	43,006	10,800,097
Domino's Pizza, Inc.	414	139,932
Marsh & McLennan Companies, Inc.	67,889	10,977,651
MasterCard, Inc. Class A	32,200	11,700,836
Moody's Corp.	35,333	11,182,188
NICE Ltd. sponsored ADR (a)	55,910	11,540,383
NVIDIA Corp.	55,374	10,270,216
S&P Global, Inc.	30,274	11,398,161
Sherwin-Williams Co.	43,680	12,010,253
Thermo Fisher Scientific, Inc.	21,294	11,773,878
Zoetis, Inc. Class A	63,405	11,238,536

TOTAL UNITED STATES OF AMERICA		134,896,717

TOTAL COMMON STOCKS
(Cost $677,657,139)		769,143,005

Money Market Funds - 3.1%
Fidelity Cash Central Fund 0.32% (e)	8,822,984	8,824,749
Fidelity Securities Lending Cash Central Fund 0.32% (e)(f)	15,941,217	15,942,812
TOTAL MONEY MARKET FUNDS
(Cost $24,767,561)		24,767,561
TOTAL INVESTMENT IN SECURITIES - 101.0%
(Cost $702,424,700)		793,910,566
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(7,994,039)
NET ASSETS - 100%		$785,916,527

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,055,686 or 0.4% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.32%	$17,246,777	$213,560,530	$221,982,558	$5,683	$--	$--	$8,824,749	0.0%
Fidelity Securities Lending Cash Central Fund 0.32%	--	61,490,387	45,547,575	2,770	--	--	15,942,812	0.0%
Total	$17,246,777	$275,050,917	$267,530,133	$8,453	$--	$--	$24,767,561

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$10,817,581	$10,817,581	$--	$--
Consumer Discretionary	71,885,547	139,932	71,745,615	--
Consumer Staples	66,210,127	--	66,210,127	--
Financials	81,628,704	46,565,327	35,063,377	--
Health Care	110,568,122	44,780,529	65,787,593	--
Industrials	200,309,405	50,529,931	149,779,474	--
Information Technology	176,716,412	67,141,283	109,575,129	--
Materials	51,007,107	24,675,517	26,331,590	--
Money Market Funds	24,767,561	24,767,561	--	--
Total Investments in Securities:	$793,910,566	$269,417,661	$524,492,905	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2022 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $14,127,714) — See accompanying schedule: Unaffiliated issuers (cost $677,657,139)	$769,143,005
Fidelity Central Funds (cost $24,767,561)	24,767,561
Total Investment in Securities (cost $702,424,700)		$793,910,566
Cash		33,891
Foreign currency held at value (cost $268,574)		268,621
Receivable for investments sold		21,232,336
Receivable for fund shares sold		890,383
Dividends receivable		1,060,360
Reclaims receivable		892,218
Distributions receivable from Fidelity Central Funds		3,308
Other receivables		171,678
Total assets		818,463,361
Liabilities
Payable for investments purchased
Regular delivery	$15,418,436
Delayed delivery	126,467
Payable for fund shares redeemed	564,096
Accrued management fee	450,048
Other payables and accrued expenses	44,975
Collateral on securities loaned	15,942,812
Total liabilities		32,546,834
Net Assets		$785,916,527
Net Assets consist of:
Paid in capital		$714,632,878
Total accumulated earnings (loss)		71,283,649
Net Assets		$785,916,527
Net Asset Value, offering price and redemption price per share ($785,916,527 ÷ 60,596,922 shares)		$12.97

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2022 (Unaudited)
Investment Income
Dividends		$4,540,634
Foreign tax reclaims		310,933
Income from Fidelity Central Funds (including $2,770 from security lending)		8,453
Income before foreign taxes withheld		4,860,020
Less foreign taxes withheld		(762,620)
Total income		4,097,400
Expenses
Management fee	$2,830,233
Independent trustees' fees and expenses	1,511
Interest	588
Total expenses before reductions	2,832,332
Expense reductions	(1)
Total expenses after reductions		2,832,331
Net investment income (loss)		1,265,069
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $218,012)	(19,467,517)
Foreign currency transactions	2,159
Total net realized gain (loss)		(19,465,358)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $984,045)	(179,008,092)
Assets and liabilities in foreign currencies	(117,002)
Total change in net unrealized appreciation (depreciation)		(179,125,094)
Net gain (loss)		(198,590,452)
Net increase (decrease) in net assets resulting from operations		$(197,325,383)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2022 (Unaudited)	Year ended October 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,265,069	$2,730,324
Net realized gain (loss)	(19,465,358)	87,802,527
Change in net unrealized appreciation (depreciation)	(179,125,094)	124,225,329
Net increase (decrease) in net assets resulting from operations	(197,325,383)	214,758,180
Distributions to shareholders	(75,709,685)	(3,677,736)
Share transactions
Proceeds from sales of shares	153,459,665	357,797,473
Reinvestment of distributions	75,709,685	3,677,736
Cost of shares redeemed	(93,450,723)	(410,282,639)
Net increase (decrease) in net assets resulting from share transactions	135,718,627	(48,807,430)
Total increase (decrease) in net assets	(137,316,441)	162,273,014
Net Assets
Beginning of period	923,232,968	760,959,954
End of period	$785,916,527	$923,232,968
Other Information
Shares
Sold	10,270,989	22,114,523
Issued in reinvestment of distributions	4,794,787	240,061
Redeemed	(6,284,184)	(24,934,580)
Net increase (decrease)	8,781,592	(2,579,996)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity International Capital Appreciation K6 Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2022	2021	2020	2019	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$17.82	$13.99	$12.40	$10.17	$11.01	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.02	.05	.08	.13D	.11	.02
Net realized and unrealized gain (loss)	(3.42)	3.85	1.62	2.18	(.92)	.99
Total from investment operations	(3.40)	3.90	1.70	2.31	(.81)	1.01
Distributions from net investment income	(.04)	(.07)	(.11)	(.08)	(.02)	–
Distributions from net realized gain	(1.41)	–	–	–	(.01)	–
Total distributions	(1.45)	(.07)	(.11)	(.08)	(.03)	–
Net asset value, end of period	$12.97	$17.82	$13.99	$12.40	$10.17	$11.01
Total ReturnE,F	(20.54)%	27.93%	13.82%	22.90%	(7.36)%	10.10%
Ratios to Average Net AssetsC,G,H
Expenses before reductions	.65%I	.65%	.65%	.65%	.65%	.65%I
Expenses net of fee waivers, if any	.65%I	.65%	.65%	.65%	.65%	.65%I
Expenses net of all reductions	.65%I	.65%	.61%	.63%	.58%	.65%I
Net investment income (loss)	.29%I	.29%	.62%	1.16%D	.99%	.51%I
Supplemental Data
Net assets, end of period (000 omitted)	$785,917	$923,233	$760,960	$524,353	$360,963	$175,404
Portfolio turnover rateJ	111%I,K	149%	138%	144%K	158%K	81%K,L

 A For the period May 25, 2017 (commencement of operations) through October 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.05 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .75%.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K Portfolio turnover rate excludes securities received or delivered in-kind.

 L Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2022

1. Organization.

Fidelity International Capital Appreciation K6 Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares generally are available only to employer-sponsored retirement plans that are recordkept by Fidelity, or to certain employer-sponsored retirement plans that are not recordkept by Fidelity.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2022 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign tax reclaims. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$133,710,400
Gross unrealized depreciation	(45,868,564)
Net unrealized appreciation (depreciation)	$87,841,836
Tax cost	$706,068,730

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity International Capital Appreciation K6 Fund	521,306,100	476,791,306

Unaffiliated Exchanges In-Kind. Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity International Capital Appreciation K6 Fund	412,011	6,501,540

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .65% of average net assets. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity International Capital Appreciation K6 Fund	$1,125

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity International Capital Appreciation K6 Fund	Borrower	$4,523,714.32%		$277

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity International Capital Appreciation K6 Fund	58,485,366	42,262,290	(3,194,362)

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity International Capital Appreciation K6 Fund	$326	$–	$–

8. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable" in the Statement of Assets and Liabilities, if applicable. Activity in this program during the period for which loans were outstanding was as follows:

	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity International Capital Appreciation K6 Fund	$3,064,000.73%		$311

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $1.

10. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

11. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2021 to April 30, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2021	Ending Account Value April 30, 2022	Expenses Paid During Period-B November 1, 2021 to April 30, 2022
Fidelity International Capital Appreciation K6 Fund	.65%
Actual		$1,000.00	$794.60	$2.89
Hypothetical-C		$1,000.00	$1,021.57	$3.26

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

IVFK6-SANN-0622
1.9883990.104

Fidelity® Series Canada Fund

Semi-Annual Report

April 30, 2022

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2022
Canada	99.7%
United States of America*	0.3%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2022

% of fund's net assets
Stocks	99.5
Bonds	0.2
Short-Term Investments and Net Other Assets (Liabilities)	0.3

Top Ten Stocks as of April 30, 2022

% of fund's net assets
The Toronto-Dominion Bank (Banks)	8.9
Canadian Pacific Railway Ltd. (Road & Rail)	6.6
Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels)	6.2
Alimentation Couche-Tard, Inc. Class A (multi-vtg.) (Food & Staples Retailing)	5.2
Bank of Montreal (Banks)	4.6
Royal Bank of Canada (Banks)	4.6
Brookfield Asset Management, Inc. (Canada) Class A (Capital Markets)	4.3
Suncor Energy, Inc. (Oil, Gas & Consumable Fuels)	4.2
Canadian National Railway Co. (Road & Rail)	4.0
Nutrien Ltd. (Chemicals)	3.9
52.5

Market Sectors as of April 30, 2022

% of fund's net assets
Financials	31.7
Energy	18.1
Industrials	14.4
Materials	12.4
Information Technology	7.0
Consumer Staples	6.3
Consumer Discretionary	5.0
Communication Services	3.7
Health Care	0.7
Real Estate	0.4

Market Sectors may include more than one industry category.
The Fund may invest up to 35% of its total assets in any industry that represents more than 20% of the Canadian market. As of April 30, 2022, the Fund did not have more than 25% of its total assets invested in any one industry.

Schedule of Investments April 30, 2022 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
		Shares	Value
COMMUNICATION SERVICES - 3.5%
Diversified Telecommunication Services - 1.6%
TELUS Corp.		3,703,700	$92,660,972
Interactive Media & Services - 0.1%
VerticalScope Holdings, Inc.		516,100	7,898,280
Wireless Telecommunication Services - 1.8%
Rogers Communications, Inc. Class B (non-vtg.) (a)		1,902,600	103,642,197

TOTAL COMMUNICATION SERVICES			204,201,449

CONSUMER DISCRETIONARY - 5.0%
Auto Components - 0.7%
Magna International, Inc. Class A (sub. vtg.)		641,800	38,678,361
Hotels, Restaurants & Leisure - 1.7%
Restaurant Brands International, Inc.		1,752,900	100,140,374
Multiline Retail - 2.5%
Dollarama, Inc.		2,647,100	147,165,284
Specialty Retail - 0.0%
Diversified Royalty Corp. (a)		1,091,400	2,455,257
Textiles, Apparel & Luxury Goods - 0.1%
Canada Goose Holdings, Inc. (a)(b)		397,883	8,672,186

TOTAL CONSUMER DISCRETIONARY			297,111,462

CONSUMER STAPLES - 6.3%
Beverages - 0.3%
GURU Organic Energy Corp. (b)(c)		1,891,996	17,452,343
Food & Staples Retailing - 5.9%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)		6,886,200	306,559,591
Neighbourly Pharmacy, Inc. (a)		237,375	4,480,865
Neighbourly Pharmacy, Inc. (b)		146,400	2,715,691
North West Co., Inc. (a)		1,189,600	33,178,973
			346,935,120
Personal Products - 0.1%
Jamieson Wellness, Inc. (d)		387,800	9,750,469

TOTAL CONSUMER STAPLES			374,137,932

ENERGY - 18.1%
Energy Equipment & Services - 0.7%
Computer Modelling Group Ltd.		2,592,800	9,627,257
Pason Systems, Inc.		2,256,500	28,473,020
			38,100,277
Oil, Gas & Consumable Fuels - 17.4%
Canadian Natural Resources Ltd.		5,906,200	365,548,563
Enbridge, Inc. (a)		4,571,600	199,497,058
Parkland Corp. (a)		2,439,000	69,278,878
PrairieSky Royalty Ltd. (a)		10,591,980	145,359,909
Suncor Energy, Inc.		6,956,200	250,058,238
			1,029,742,646

TOTAL ENERGY			1,067,842,923

FINANCIALS - 31.7%
Banks - 20.1%
Bank of Montreal (a)		2,584,000	273,978,625
Bank of Nova Scotia		1,839,100	116,460,347
Royal Bank of Canada (a)		2,689,700	271,660,433
The Toronto-Dominion Bank		7,289,530	526,521,223
			1,188,620,628
Capital Markets - 5.3%
Brookfield Asset Management, Inc. (Canada) Class A		5,086,088	253,700,634
TMX Group Ltd.		556,400	56,646,990
			310,347,624
Insurance - 6.3%
Definity Financial Corp.		2,603,024	67,919,951
Intact Financial Corp.		828,200	115,863,546
Sun Life Financial, Inc.		3,771,300	187,618,249
			371,401,746

TOTAL FINANCIALS			1,870,369,998

HEALTH CARE - 0.7%
Health Care Providers & Services - 0.7%
Andlauer Healthcare Group, Inc.		859,970	29,949,837
dentalcorp Holdings Ltd. (b)		1,072,100	12,025,813
			41,975,650
INDUSTRIALS - 14.4%
Commercial Services & Supplies - 1.9%
GFL Environmental, Inc. (a)		3,719,214	112,041,087
Professional Services - 1.9%
Thomson Reuters Corp.		1,103,300	110,308,529
Road & Rail - 10.6%
Canadian National Railway Co.		2,047,900	240,841,266
Canadian Pacific Railway Ltd.		5,313,621	388,682,494
			629,523,760

TOTAL INDUSTRIALS			851,873,376

INFORMATION TECHNOLOGY - 6.9%
IT Services - 2.9%
CGI, Inc. Class A (sub. vtg.) (b)		1,196,000	95,370,910
Shopify, Inc. Class A (b)		175,200	74,944,659
			170,315,569
Software - 4.0%
ApplyBoard, Inc. (e)(f)		10,248	1,014,757
ApplyBoard, Inc. (non-vtg.) (e)(f)		2,527	250,224
Constellation Software, Inc.		78,300	123,233,893
Dye & Durham Ltd.		2,228,100	36,786,674
Open Text Corp.		1,828,700	73,239,104
			234,524,652

TOTAL INFORMATION TECHNOLOGY			404,840,221

MATERIALS - 12.4%
Chemicals - 3.9%
Nutrien Ltd.		2,363,378	232,244,455
Containers & Packaging - 1.1%
CCL Industries, Inc. Class B		1,468,400	64,021,394
Metals & Mining - 6.9%
Franco-Nevada Corp.		1,327,919	200,823,651
Lundin Mining Corp.		4,825,100	44,057,465
Wheaton Precious Metals Corp.		3,683,500	165,100,167
			409,981,283
Paper & Forest Products - 0.5%
Stella-Jones, Inc.		622,300	17,196,629
Western Forest Products, Inc.		6,001,700	9,624,024
			26,820,653

TOTAL MATERIALS			733,067,785

REAL ESTATE - 0.4%
Equity Real Estate Investment Trusts (REITs) - 0.4%
Allied Properties (REIT) (a)		652,700	21,202,017
Real Estate Management & Development - 0.0%
Information Services Corp.		82,200	1,383,704

TOTAL REAL ESTATE			22,585,721

TOTAL COMMON STOCKS
(Cost $4,236,526,385)			5,868,006,517

Nonconvertible Preferred Stocks - 0.1%
INFORMATION TECHNOLOGY - 0.1%
Software - 0.1%
ApplyBoard, Inc.:
Series A1 (e)(f)		12,606	1,248,246
Series A2 (e)(f)		9,868	977,129
Series A3 (e)(f)		563	55,748
Series D (e)(f)		27,521	2,725,129
Series Seed (e)(f)		3,768	373,107
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $4,705,692)			5,379,359
		Principal Amount(g)	Value

Convertible Bonds - 0.2%
COMMUNICATION SERVICES - 0.2%
Entertainment - 0.2%
Cineplex, Inc. 5.75% 9/30/25 (Cost $9,418,939)(d)	CAD	14,084,000	13,960,005
		Shares	Value

Money Market Funds - 12.5%
Fidelity Cash Central Fund 0.32% (h)		6,277,393	6,278,649
Fidelity Securities Lending Cash Central Fund 0.32% (h)(i)		730,135,781	730,208,795
TOTAL MONEY MARKET FUNDS
(Cost $736,487,444)			736,487,444
TOTAL INVESTMENT IN SECURITIES - 112.2%
(Cost $4,987,138,460)			6,623,833,325
NET OTHER ASSETS (LIABILITIES) - (12.2)%			(718,533,707)
NET ASSETS - 100%			$5,905,299,618

Currency Abbreviations

CAD – Canadian dollar

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Affiliated company

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $23,710,474 or 0.4% of net assets.

 (e) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,644,340 or 0.1% of net assets.

 (f) Level 3 security

 (g) Amount is stated in United States dollars unless otherwise noted.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
ApplyBoard, Inc.	6/4/21 - 6/30/21	$524,312
ApplyBoard, Inc. (non-vtg.)	6/30/21	$269,861
ApplyBoard, Inc. Series A1	6/4/21	$816,255
ApplyBoard, Inc. Series A2	6/4/21	$638,966
ApplyBoard, Inc. Series A3	6/4/21	$36,455
ApplyBoard, Inc. Series D	6/4/21	$2,970,033
ApplyBoard, Inc. Series Seed	6/4/21	$243,983

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.32%	$3,421,935	$378,494,594	$375,637,880	$10,061	$--	$--	$6,278,649	0.0%
Fidelity Securities Lending Cash Central Fund 0.32%	1,018,238,194	3,394,866,851	3,682,896,250	638,524	--	--	730,208,795	1.9%
Total	$1,021,660,129	$3,773,361,445	$4,058,534,130	$648,585	$--	$--	$736,487,444

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
GURU Organic Energy Corp.	$7,685,151	$--	$--	$--	$--	$1,017,395	$--
GURU Organic Energy Corp.	15,921,138	--	--	--	--	(7,171,341)	17,452,343
Total	$23,606,289	$--	$--	$--	$--	$(6,153,946)	$17,452,343

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$204,201,449	$204,201,449	$--	$--
Consumer Discretionary	297,111,462	297,111,462	--	--
Consumer Staples	374,137,932	374,137,932	--	--
Energy	1,067,842,923	1,067,842,923	--	--
Financials	1,870,369,998	1,870,369,998	--	--
Health Care	41,975,650	41,975,650	--	--
Industrials	851,873,376	851,873,376	--	--
Information Technology	410,219,580	403,575,240	--	6,644,340
Materials	733,067,785	733,067,785	--	--
Real Estate	22,585,721	22,585,721	--	--
Corporate Bonds	13,960,005	--	13,960,005	--
Money Market Funds	736,487,444	736,487,444	--	--
Total Investments in Securities:	$6,623,833,325	$6,603,228,980	$13,960,005	$6,644,340

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2022 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $670,363,277) — See accompanying schedule: Unaffiliated issuers (cost $4,236,924,559)	$5,869,893,538
Fidelity Central Funds (cost $736,487,444)	736,487,444
Other affiliated issuers (cost $13,726,457)	17,452,343
Total Investment in Securities (cost $4,987,138,460)		$6,623,833,325
Foreign currency held at value (cost $1,759,911)		1,755,647
Receivable for investments sold		105,350,302
Receivable for fund shares sold		3,219,235
Dividends receivable		10,779,739
Interest receivable		54,186
Distributions receivable from Fidelity Central Funds		83,090
Total assets		6,745,075,524
Liabilities
Payable for investments purchased	$445,281
Payable for fund shares redeemed	109,111,339
Other payables and accrued expenses	12,262
Collateral on securities loaned	730,207,024
Total liabilities		839,775,906
Net Assets		$5,905,299,618
Net Assets consist of:
Paid in capital		$4,244,983,256
Total accumulated earnings (loss)		1,660,316,362
Net Assets		$5,905,299,618
Net Asset Value, offering price and redemption price per share ($5,905,299,618 ÷ 407,242,636 shares)		$14.50

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2022 (Unaudited)
Investment Income
Dividends		$73,917,007
Interest		511,487
Income from Fidelity Central Funds (including $638,524 from security lending)		648,585
Income before foreign taxes withheld		75,077,079
Less foreign taxes withheld		(11,154,612)
Total income		63,922,467
Expenses
Custodian fees and expenses	$26,025
Independent trustees' fees and expenses	10,132
Interest	3,002
Total expenses		39,159
Net investment income (loss)		63,883,308
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	47,711,059
Foreign currency transactions	(931,593)
Total net realized gain (loss)		46,779,466
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(79,003,741)
Affiliated issuers	(6,153,946)
Assets and liabilities in foreign currencies	(706)
Total change in net unrealized appreciation (depreciation)		(85,158,393)
Net gain (loss)		(38,378,927)
Net increase (decrease) in net assets resulting from operations		$25,504,381

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2022 (Unaudited)	Year ended October 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$63,883,308	$108,709,412
Net realized gain (loss)	46,779,466	22,443,969
Change in net unrealized appreciation (depreciation)	(85,158,393)	1,915,956,394
Net increase (decrease) in net assets resulting from operations	25,504,381	2,047,109,775
Distributions to shareholders	(132,881,856)	(93,451,768)
Share transactions
Proceeds from sales of shares	514,205,258	1,111,955,563
Reinvestment of distributions	132,881,856	93,451,768
Cost of shares redeemed	(699,555,187)	(1,008,336,876)
Net increase (decrease) in net assets resulting from share transactions	(52,468,073)	197,070,455
Total increase (decrease) in net assets	(159,845,548)	2,150,728,462
Net Assets
Beginning of period	6,065,145,166	3,914,416,704
End of period	$5,905,299,618	$6,065,145,166
Other Information
Shares
Sold	35,120,761	82,470,040
Issued in reinvestment of distributions	9,351,292	8,063,138
Redeemed	(47,844,517)	(80,373,626)
Net increase (decrease)	(3,372,464)	10,159,552

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Series Canada Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2022	2021	2020	2019	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$14.77	$9.77	$10.89	$9.99	$10.66	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.15	.28	.27	.27	.26	.06
Net realized and unrealized gain (loss)	(.10)	4.97	(1.14)	.86	(.81)	.60
Total from investment operations	.05	5.25	(.87)	1.13	(.55)	.66
Distributions from net investment income	(.32)	(.25)	(.25)	(.23)	(.10)	–
Distributions from net realized gain	–	–	–	–	(.02)	–
Total distributions	(.32)	(.25)	(.25)	(.23)	(.12)	–
Net asset value, end of period	$14.50	$14.77	$9.77	$10.89	$9.99	$10.66
Total ReturnD,E	.38%	54.40%	(8.22)%	11.62%	(5.26)%	6.60%
Ratios to Average Net AssetsC,F,G
Expenses before reductionsH	- %I	-%	-%	-%	-%	- %I
Expenses net of fee waivers, if anyH	- %I	-%	-%	-%	-%	- %I
Expenses net of all reductionsH	- %I	-%	-%	-%	-%	- %I
Net investment income (loss)	2.08%I	2.13%	2.70%	2.63%	2.42%	2.62%I
Supplemental Data
Net assets, end of period (000 omitted)	$5,905,300	$6,065,145	$3,914,417	$1,916,409	$1,385,499	$1,476,967
Portfolio turnover rateJ	22%I	19%	14%	12%K	36%	3%L

 A For the period August 15, 2017 (commencement of operations) through October 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Amount represents less than .005%.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K Portfolio turnover rate excludes securities received or delivered in-kind.

 L Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2022

1. Organization.

Fidelity Series Canada Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2022 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,775,262,586
Gross unrealized depreciation	(162,413,932)
Net unrealized appreciation (depreciation)	$1,612,848,654
Tax cost	$5,010,984,671

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(3,963,807)
Long-term	(37,137,274)
Total capital loss carryforward	$(41,101,081)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Canada Fund	659,323,210	711,291,044

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Series Canada Fund	Borrower	$68,692,800.31%		$3,002

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Series Canada Fund	54,867,796	15,795,809	464,270

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Series Canada Fund	$69,003	$–	$–

8. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

9. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2021 to April 30, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2021	Ending Account Value April 30, 2022	Expenses Paid During Period-B November 1, 2021 to April 30, 2022
Fidelity Series Canada Fund	- %-C
Actual		$1,000.00	$1,003.80	$--D
Hypothetical-E		$1,000.00	$1,024.79	$--D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C Amount represents less than .005%.

 D Amount represents less than $.005.

 E 5% return per year before expenses

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

SAD-SANN-0622
1.9883883.104

Fidelity® SAI International SMA Completion Fund

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (SAI) - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with SAI.

Semi-Annual Report

April 30, 2022

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2022
Japan	24.0%
India	10.6%
France	8.1%
Canada	6.6%
Sweden	6.2%
Luxembourg	4.5%
Indonesia	4.2%
Germany	4.0%
Korea (South)	3.8%
Other*	28.0%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2022

% of fund's net assets
Stocks	97.2
Short-Term Investments and Net Other Assets (Liabilities)	2.8

Top Ten Stocks as of April 30, 2022

% of fund's net assets
Reliance Industries Ltd. (India, Oil, Gas & Consumable Fuels)	7.1
Keyence Corp. (Japan, Electronic Equipment & Components)	5.6
Minebea Mitsumi, Inc. (Japan, Machinery)	4.9
Teleperformance (France, Professional Services)	4.6
Itochu Corp. (Japan, Trading Companies & Distributors)	4.2
Hannover Reuck SE (Germany, Insurance)	4.0
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	3.8
Indutrade AB (Sweden, Machinery)	3.5
B&M European Value Retail SA (Luxembourg, Multiline Retail)	3.1
IMCD NV (Netherlands, Trading Companies & Distributors)	3.0
43.8

Top Market Sectors as of April 30, 2022

% of fund's net assets
Industrials	27.0
Financials	16.5
Information Technology	15.6
Energy	10.9
Consumer Discretionary	9.1
Communication Services	7.5
Health Care	5.4
Materials	3.9
Consumer Staples	1.3

Schedule of Investments April 30, 2022 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.2%
	Shares	Value
Australia - 1.8%
Aristocrat Leisure Ltd.	411,821	$9,555,211
Belgium - 2.4%
UCB SA	111,123	12,631,649
Canada - 6.6%
Constellation Software, Inc.	9,969	15,689,894
First Quantum Minerals Ltd.	270,293	7,749,108
Tourmaline Oil Corp.	209,772	10,803,344

TOTAL CANADA		34,242,346

Cayman Islands - 3.0%
Anta Sports Products Ltd.	550,782	6,329,859
Li Ning Co. Ltd.	1,169,799	9,117,611

TOTAL CAYMAN ISLANDS		15,447,470

France - 8.1%
Capgemini SA	47,933	9,758,155
Sartorius Stedim Biotech	26,136	8,552,456
Teleperformance	66,569	23,892,348

TOTAL FRANCE		42,202,959

Germany - 4.0%
Hannover Reuck SE	133,077	20,684,243
India - 10.6%
Housing Development Finance Corp. Ltd.	251,300	7,241,731
Kotak Mahindra Bank Ltd. (a)	474,647	10,993,829
Reliance Industries Ltd.	1,007,712	36,467,749

TOTAL INDIA		54,703,309

Indonesia - 4.2%
PT Bank Central Asia Tbk	20,903,807	11,724,352
PT Bank Rakyat Indonesia (Persero) Tbk	30,158,618	10,048,464

TOTAL INDONESIA		21,772,816

Ireland - 2.8%
Kingspan Group PLC (Ireland)	153,967	14,332,336
Italy - 1.4%
FinecoBank SpA	535,345	7,442,025
Japan - 24.0%
Itochu Corp.	715,980	21,608,979
Keyence Corp.	71,819	28,871,543
Minebea Mitsumi, Inc.	1,323,448	25,391,896
Misumi Group, Inc.	199,574	5,004,183
Nomura Research Institute Ltd.	94,500	2,672,122
Recruit Holdings Co. Ltd.	430,227	15,609,330
TIS, Inc.	198,490	4,457,960
Tsuruha Holdings, Inc.	135,584	6,929,431
Z Holdings Corp.	3,520,826	13,822,195

TOTAL JAPAN		124,367,639

Korea (South) - 3.8%
Samsung Electronics Co. Ltd.	367,972	19,506,257
Luxembourg - 4.5%
B&M European Value Retail SA	2,594,419	15,896,234
Eurofins Scientific SA	77,759	7,226,751

TOTAL LUXEMBOURG		23,122,985

Netherlands - 3.0%
IMCD NV	99,195	15,794,078
Norway - 2.0%
Schibsted ASA (A Shares)	486,804	10,144,452
Spain - 2.8%
Cellnex Telecom SA (b)	314,348	14,651,857
Sweden - 6.2%
Indutrade AB	755,150	17,812,350
Investor AB (B Shares)	591,458	11,381,370
Nordnet AB	155,102	2,690,206

TOTAL SWEDEN		31,883,926

Switzerland - 2.4%
Sika AG	40,443	12,353,649
United Kingdom - 3.6%
Bridgepoint Group Holdings Ltd. (b)	983,870	3,754,113
Harbour Energy PLC	1,416,488	8,882,800
JD Sports Fashion PLC	3,735,966	6,155,660

TOTAL UNITED KINGDOM		18,792,573

TOTAL COMMON STOCKS
(Cost $517,308,915)		503,631,780

Money Market Funds - 2.6%
Fidelity Cash Central Fund 0.32% (c)
(Cost $13,285,326)	13,282,669	13,285,326
TOTAL INVESTMENT IN SECURITIES - 99.8%
(Cost $530,594,241)		516,917,106
NET OTHER ASSETS (LIABILITIES) - 0.2%		1,053,122
NET ASSETS - 100%		$517,970,228

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $18,405,970 or 3.6% of net assets.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.32%	$27,138,764	$104,557,394	$118,410,832	$9,348	$--	$--	$13,285,326	0.0%
Total	$27,138,764	$104,557,394	$118,410,832	$9,348	$--	$--	$13,285,326

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$38,618,504	$--	$38,618,504	$--
Consumer Discretionary	47,054,575	--	47,054,575	--
Consumer Staples	6,929,431	--	6,929,431	--
Energy	56,153,893	10,803,344	45,350,549	--
Financials	85,960,333	--	85,960,333	--
Health Care	28,410,856	--	28,410,856	--
Industrials	139,445,500	--	139,445,500	--
Information Technology	80,955,931	15,689,894	65,266,037	--
Materials	20,102,757	7,749,108	12,353,649	--
Money Market Funds	13,285,326	13,285,326	--	--
Total Investments in Securities:	$516,917,106	$47,527,672	$469,389,434	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2022 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $517,308,915)	$503,631,780
Fidelity Central Funds (cost $13,285,326)	13,285,326
Total Investment in Securities (cost $530,594,241)		$516,917,106
Foreign currency held at value (cost $173,406)		174,071
Receivable for fund shares sold		1,064,415
Dividends receivable		1,191,031
Reclaims receivable		471,594
Distributions receivable from Fidelity Central Funds		3,468
Other receivables		21
Total assets		519,821,706
Liabilities
Payable for investments purchased	$752
Payable for fund shares redeemed	737,370
Deferred taxes	1,113,356
Total liabilities		1,851,478
Net Assets		$517,970,228
Net Assets consist of:
Paid in capital		$539,059,160
Total accumulated earnings (loss)		(21,088,932)
Net Assets		$517,970,228
Net Asset Value, offering price and redemption price per share ($517,970,228 ÷ 45,635,125 shares)		$11.35

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2022 (Unaudited)
Investment Income
Dividends		$4,094,639
Income from Fidelity Central Funds		9,348
Income before foreign taxes withheld		4,103,987
Less foreign taxes withheld		(561,903)
Total income		3,542,084
Expenses
Independent trustees' fees and expenses	$936
Total expenses		936
Net investment income (loss)		3,541,148
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $6,574)	(7,724,146)
Foreign currency transactions	6,554
Futures contracts	(271,595)
Total net realized gain (loss)		(7,989,187)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $410,555)	(131,720,950)
Assets and liabilities in foreign currencies	(94,694)
Futures contracts	168,516
Total change in net unrealized appreciation (depreciation)		(131,647,128)
Net gain (loss)		(139,636,315)
Net increase (decrease) in net assets resulting from operations		$(136,095,167)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2022 (Unaudited)	Year ended October 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,541,148	$5,894,966
Net realized gain (loss)	(7,989,187)	31,448,140
Change in net unrealized appreciation (depreciation)	(131,647,128)	58,954,071
Net increase (decrease) in net assets resulting from operations	(136,095,167)	96,297,177
Distributions to shareholders	(34,086,499)	(3,364,042)
Share transactions
Proceeds from sales of shares	166,494,445	227,915,926
Reinvestment of distributions	10,192,289	919,885
Cost of shares redeemed	(72,245,277)	(56,420,352)
Net increase (decrease) in net assets resulting from share transactions	104,441,457	172,415,459
Total increase (decrease) in net assets	(65,740,209)	265,348,594
Net Assets
Beginning of period	583,710,437	318,361,843
End of period	$517,970,228	$583,710,437
Other Information
Shares
Sold	12,831,415	15,944,652
Issued in reinvestment of distributions	704,861	68,140
Redeemed	(5,652,760)	(3,970,533)
Net increase (decrease)	7,883,516	12,042,259

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity SAI International SMA Completion Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2022	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$15.46	$12.38	$10.47	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.08	.19	.17D	.08
Net realized and unrealized gain (loss)	(3.32)	3.01	1.77	.39
Total from investment operations	(3.24)	3.20	1.94	.47
Distributions from net investment income	(.16)	(.12)	(.03)	–
Distributions from net realized gain	(.71)	–	–	–
Total distributions	(.87)	(.12)	(.03)	–
Net asset value, end of period	$11.35	$15.46	$12.38	$10.47
Total ReturnE	(22.15)%	26.03%	18.57%	4.70%
Ratios to Average Net AssetsC,F,G
Expenses before reductionsH	- %I	-%	-%	- %I
Expenses net of fee waivers, if anyH	- %I	-%	-%	- %I
Expenses net of all reductionsH	- %I	-%	-%	- %I
Net investment income (loss)	1.28%I	1.30%	1.45%D	1.41%I
Supplemental Data
Net assets, end of period (000 omitted)	$517,970	$583,710	$318,362	$46,836
Portfolio turnover rateJ	37%I	37%	17%	24%I

 A For the period April 11, 2019 (commencement of operations) through October 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.02 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.28%.

 E Total returns for periods of less than one year are not annualized.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Amount represents less than .005%.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2022

1. Organization.

Fidelity SAI International SMA Completion Fund (the Fund) is a non-diversified fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2022 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Deferred taxes on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$58,479,723
Gross unrealized depreciation	(75,026,900)
Net unrealized appreciation (depreciation)	$(16,547,177)
Tax cost	$533,464,283

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI International SMA Completion Fund	185,708,583	98,272,121

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity SAI International SMA Completion Fund	4,556,886	–	–

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

8. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

9. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2021 to April 30, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2021	Ending Account Value April 30, 2022	Expenses Paid During Period-B November 1, 2021 to April 30, 2022
Fidelity SAI International SMA Completion Fund	-%C
Actual		$1,000.00	$778.50	$-D
Hypothetical-E		$1,000.00	$1,024.79	$-D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C Amount represents less than .005%.

 D Amount represents less than $.005.

 E 5% return per year before expenses

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

ISM-SANN-0622
1.9893099.103

Fidelity® International Discovery K6 Fund

Semi-Annual Report

April 30, 2022

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2022
Japan	17.3%
France	11.7%
United Kingdom	10.3%
Switzerland	8.0%
Germany	7.1%
Netherlands	4.9%
Canada	4.6%
United States of America*	4.6%
India	4.2%
Other	27.3%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2022

% of fund's net assets
Stocks	95.6
Short-Term Investments and Net Other Assets (Liabilities)	4.4

Top Ten Stocks as of April 30, 2022

% of fund's net assets
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	3.3
Nestle SA (Reg. S) (Switzerland, Food Products)	2.8
Equinor ASA (Norway, Oil, Gas & Consumable Fuels)	2.6
ASML Holding NV (Netherlands) (Netherlands, Semiconductors & Semiconductor Equipment)	2.5
LVMH Moet Hennessy Louis Vuitton SE (France, Textiles, Apparel & Luxury Goods)	2.3
Canadian Natural Resources Ltd. (Canada, Oil, Gas & Consumable Fuels)	2.1
ORIX Corp. (Japan, Diversified Financial Services)	1.5
Sony Group Corp. (Japan, Household Durables)	1.5
Anglo American PLC (United Kingdom) (United Kingdom, Metals & Mining)	1.5
HDFC Bank Ltd. sponsored ADR (India, Banks)	1.5
21.6

Market Sectors as of April 30, 2022

% of fund's net assets
Financials	18.0
Industrials	15.4
Health Care	14.3
Information Technology	13.3
Consumer Discretionary	10.2
Materials	7.6
Energy	6.9
Consumer Staples	5.3
Communication Services	2.3
Real Estate	1.6
Utilities	0.7

Schedule of Investments April 30, 2022 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.3%
	Shares	Value
Australia - 2.1%
Bapcor Ltd.	306,435	$1,452,585
Flight Centre Travel Group Ltd. (a)	171,219	2,673,897
Iperionx Ltd. (a)	598,893	486,087
Lynas Rare Earths Ltd. (a)	165,153	1,036,363
National Storage REIT unit	2,238,699	4,054,844
Rio Tinto Ltd.	14	1,107

TOTAL AUSTRALIA		9,704,883

Austria - 0.7%
Erste Group Bank AG	52,723	1,641,571
Wienerberger AG	60,371	1,704,143

TOTAL AUSTRIA		3,345,714

Bailiwick of Jersey - 0.9%
Experian PLC	71,522	2,469,966
JTC PLC (b)	172,900	1,678,881

TOTAL BAILIWICK OF JERSEY		4,148,847

Belgium - 2.3%
KBC Group NV	80,031	5,444,659
UCB SA	46,192	5,250,769

TOTAL BELGIUM		10,695,428

Brazil - 0.1%
Rede D'Oregon Sao Luiz SA (b)	86,958	646,036
British Virgin Islands - 0.0%
Fix Price Group Ltd. GDR (Reg. S) (c)	33,879	12,513
Canada - 4.6%
Canadian Natural Resources Ltd.	159,789	9,889,716
Constellation Software, Inc.	3,032	4,771,969
Definity Financial Corp.	27,697	722,690
Nutrien Ltd.	36,988	3,634,737
The Toronto-Dominion Bank	29,447	2,126,951
Topicus.Com, Inc.	5,739	356,942

TOTAL CANADA		21,503,005

Cayman Islands - 1.1%
Antengene Corp. (a)(b)	461,563	363,069
Bilibili, Inc. Class Z (a)	29,574	720,094
JD.com, Inc. Class A	24,271	756,735
Medlive Technology Co. Ltd. (b)	117,931	137,649
Meituan Class B (a)(b)	39,749	851,678
Silergy Corp.	15,255	1,358,951
Tencent Holdings Ltd.	14,283	673,085

TOTAL CAYMAN ISLANDS		4,861,261

China - 0.2%
Asymchem Laboratories Tianjin Co. Ltd. (H Shares) (b)	10,469	225,510
WuXi AppTec Co. Ltd. (H Shares) (b)	52,104	708,708

TOTAL CHINA		934,218

Denmark - 1.1%
ORSTED A/S (b)	30,625	3,388,059
Vestas Wind Systems A/S	68,806	1,754,622

TOTAL DENMARK		5,142,681

Finland - 0.4%
Musti Group OYJ	27,786	653,766
Neste OYJ	26,208	1,124,554

TOTAL FINLAND		1,778,320

France - 11.7%
Air Liquide SA	27,228	4,710,672
Antin Infrastructure Partners SA	1,962	50,970
AXA SA (d)	213,735	5,654,368
BNP Paribas SA	67,637	3,507,072
Capgemini SA	33,050	6,728,288
Edenred SA	50,407	2,531,548
Exclusive Networks SA	78,538	1,484,512
Hydrogen Refueling Solutions (a)	299	6,597
L'Oreal SA	12,228	4,448,668
LVMH Moet Hennessy Louis Vuitton SE	16,794	10,867,991
Sanofi SA	51,791	5,474,046
Teleperformance	9,316	3,343,615
TotalEnergies SE	91,537	4,494,739
Worldline SA (a)(b)	22,447	883,159

TOTAL FRANCE		54,186,245

Germany - 7.1%
Allianz SE	17,591	3,969,130
Brenntag SE	44,892	3,464,022
Deutsche Post AG	133,596	5,707,554
Instone Real Estate Group BV (b)	30,878	474,040
Linde PLC	8,385	2,629,851
Mercedes-Benz Group AG (Germany)	87,745	6,124,707
Merck KGaA	7,971	1,478,839
Nexus AG	22,732	1,108,571
Rheinmetall AG	7,500	1,690,681
Siemens AG	40,849	5,022,589
Siemens Healthineers AG (b)	25,858	1,382,626
Talanx AG	82	3,410

TOTAL GERMANY		33,056,020

Hong Kong - 2.6%
AIA Group Ltd.	696,604	6,843,270
Hong Kong Exchanges and Clearing Ltd.	62,518	2,651,950
Techtronic Industries Co. Ltd.	180,670	2,411,602

TOTAL HONG KONG		11,906,822

Hungary - 0.2%
Richter Gedeon PLC	47,904	955,444
India - 4.2%
Avenue Supermarts Ltd. (a)(b)	20,142	1,030,531
Delhivery Private Ltd. (c)(e)	17,300	99,074
Eicher Motors Ltd.	24,359	829,986
HDFC Bank Ltd. sponsored ADR	125,424	6,924,659
Housing Development Finance Corp. Ltd.	177,903	5,126,644
PVR Ltd. (a)	27,829	657,167
Reliance Industries Ltd.	30,132	1,090,437
Reliance Industries Ltd. sponsored GDR (b)	22,173	1,585,590
Star Health & Allied Insurance Co. Ltd.	38,718	355,984
Sunteck Realty Ltd. (a)	115,162	718,388
Vijaya Diagnostic Centre Pvt Ltd.	155,279	922,898
Zomato Ltd.(a)(e)	140,700	125,308

TOTAL INDIA		19,466,666

Ireland - 2.7%
Cairn Homes PLC	1,513,229	1,823,457
CRH PLC	121,297	4,794,248
Dalata Hotel Group PLC (a)	596,485	2,724,533
DCC PLC (United Kingdom)	253	19,170
ICON PLC (a)	5,739	1,298,219
Kingspan Group PLC (Ireland)	12,028	1,119,651
Ryanair Holdings PLC (a)	3,200	48,627
Ryanair Holdings PLC sponsored ADR (a)	7,110	620,845

TOTAL IRELAND		12,448,750

Italy - 0.8%
BFF Bank SpA (b)	181,060	1,129,019
Intesa Sanpaolo SpA	878,213	1,789,550
UniCredit SpA	81,467	753,984

TOTAL ITALY		3,672,553

Japan - 17.3%
Daiichi Sankyo Kabushiki Kaisha	96,518	2,430,219
FUJIFILM Holdings Corp.	64,548	3,548,285
Fujitsu Ltd.	18,783	2,839,035
Hitachi Ltd.	132,279	6,273,526
Hoya Corp.	59,916	5,946,192
Itochu Corp.	153,583	4,635,286
JEOL Ltd.	54,848	2,463,146
Keyence Corp.	6,975	2,803,980
Minebea Mitsumi, Inc.	227,873	4,372,010
Misumi Group, Inc.	51,300	1,286,313
Mitsubishi UFJ Financial Group, Inc.	508,292	2,954,893
Olympus Corp.	177,646	3,126,770
ORIX Corp.	387,274	7,063,479
Persol Holdings Co. Ltd.	127,175	2,523,106
Recruit Holdings Co. Ltd.	103,875	3,768,753
Renesas Electronics Corp. (a)	375,132	4,005,648
Shin-Etsu Chemical Co. Ltd.	37,831	5,199,285
SMC Corp.	3,883	1,880,228
Sony Group Corp.	80,864	6,978,651
TIS, Inc.	75,596	1,697,838
Z Holdings Corp.	664,579	2,609,030
ZOZO, Inc.	72,595	1,519,957

TOTAL JAPAN		79,925,630

Korea (South) - 0.4%
SK Hynix, Inc.	20,044	1,747,078
Luxembourg - 0.7%
B&M European Value Retail SA	165,310	1,012,869
Eurofins Scientific SA	25,476	2,367,684

TOTAL LUXEMBOURG		3,380,553

Netherlands - 4.9%
Airbus Group NV	46,794	5,122,628
ASML Holding NV (Netherlands)	20,322	11,533,518
IMCD NV	12,321	1,961,781
ING Groep NV (Certificaten Van Aandelen) (d)	255,246	2,418,254
RHI Magnesita NV	23,693	704,890
Universal Music Group NV	44,119	1,023,844

TOTAL NETHERLANDS		22,764,915

New Zealand - 0.9%
EBOS Group Ltd.	83,378	2,274,161
Ryman Healthcare Group Ltd.	295,249	1,747,363

TOTAL NEW ZEALAND		4,021,524

Norway - 3.0%
Equinor ASA	361,376	12,214,358
Schibsted ASA (A Shares)	60,261	1,255,772
Volue A/S (a)	56,281	240,024

TOTAL NORWAY		13,710,154

Spain - 1.8%
Aena SME SA (a)(b)	7,417	1,052,543
Amadeus IT Holding SA Class A (a)	70,357	4,408,775
Cellnex Telecom SA (b)	58,473	2,725,444

TOTAL SPAIN		8,186,762

Sweden - 3.8%
ASSA ABLOY AB (B Shares)	183,073	4,626,647
EQT AB	53,946	1,526,770
HEXPOL AB (B Shares)	110,196	946,161
Indutrade AB	153,717	3,625,850
Kry International AB (c)(e)	71	25,017
Lagercrantz Group AB (B Shares)	159,043	1,619,029
Nibe Industrier AB (B Shares)	93,507	916,781
Nordnet AB	101,204	1,755,359
Svenska Handelsbanken AB (A Shares)	255,549	2,577,549

TOTAL SWEDEN		17,619,163

Switzerland - 8.0%
Dufry AG (a)	15,769	627,640
Lonza Group AG	4,536	2,674,581
Nestle SA (Reg. S)	101,207	13,065,225
Partners Group Holding AG	2,955	3,130,815
Roche Holding AG (participation certificate)	41,129	15,251,201
Sika AG	7,314	2,234,122

TOTAL SWITZERLAND		36,983,584

Taiwan - 1.2%
MediaTek, Inc.	61,618	1,699,636
Taiwan Semiconductor Manufacturing Co. Ltd.	222,676	4,028,829

TOTAL TAIWAN		5,728,465

United Kingdom - 10.3%
Anglo American PLC (United Kingdom)	157,164	6,960,949
AstraZeneca PLC (United Kingdom)	50,858	6,786,554
Big Yellow Group PLC	115,062	2,079,397
Bytes Technology Group PLC	52,468	291,670
Compass Group PLC	264,110	5,573,210
Dechra Pharmaceuticals PLC	31,642	1,433,869
Diageo PLC	122,304	6,101,605
Dr. Martens Ltd.	235,719	616,316
Harbour Energy PLC	229,114	1,436,774
JD Sports Fashion PLC	887,602	1,462,480
Lloyds Banking Group PLC	3,569,950	2,027,602
M&G PLC	1,964,420	5,215,430
Prudential PLC	290,196	3,612,490
S4 Capital PLC (a)	197,742	747,930
Smart Metering Systems PLC	158,754	1,642,049
Starling Bank Ltd. Series D (a)(c)(e)	137,500	407,697
Vistry Group PLC	143,434	1,496,458
Zegona Communications PLC	16,413	17,827

TOTAL UNITED KINGDOM		47,910,307

United States of America - 0.2%
NICE Ltd. sponsored ADR (a)	4,165	859,698
TOTAL COMMON STOCKS
(Cost $476,755,633)		441,303,239

Preferred Stocks - 0.3%
Convertible Preferred Stocks - 0.3%
China - 0.1%
ByteDance Ltd. Series E1 (a)(c)(e)	1,533	196,331
dMed Biopharmaceutical Co. Ltd. Series C (a)(c)(e)	8,434	83,665
		279,996
Estonia - 0.2%
Bolt Technology OU Series E (c)(e)	3,347	812,111

TOTAL CONVERTIBLE PREFERRED STOCKS		1,092,107

Nonconvertible Preferred Stocks - 0.0%
Sweden - 0.0%
Kry International AB Series E (c)(e)	413	145,522
TOTAL PREFERRED STOCKS
(Cost $1,346,117)		1,237,629

Money Market Funds - 5.9%
Fidelity Cash Central Fund 0.32% (f)	17,877,238	17,880,813
Fidelity Securities Lending Cash Central Fund 0.32% (f)(g)	9,611,170	9,612,131
TOTAL MONEY MARKET FUNDS
(Cost $27,492,944)		27,492,944
TOTAL INVESTMENT IN SECURITIES - 101.5%
(Cost $505,594,694)		470,033,812
NET OTHER ASSETS (LIABILITIES) - (1.5)%		(7,090,178)
NET ASSETS - 100%		$462,943,634

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $18,262,542 or 3.9% of net assets.

 (c) Level 3 security

 (d) Security or a portion of the security is on loan at period end.

 (e) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,894,725 or 0.4% of net assets.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Bolt Technology OU Series E	1/3/22	$869,539
ByteDance Ltd. Series E1	11/18/20	$167,977
Delhivery Private Ltd.	5/20/21	$84,445
dMed Biopharmaceutical Co. Ltd. Series C	12/1/20	$119,789
Kry International AB	5/14/21	$30,836
Kry International AB Series E	5/14/21	$188,812
Starling Bank Ltd. Series D	6/18/21 - 4/5/22	$286,270
Zomato Ltd.	12/9/20 - 2/10/21	$98,598

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.32%	$12,924,183	$84,950,539	$79,993,909	$11,704	$--	$--	$17,880,813	0.0%
Fidelity Securities Lending Cash Central Fund 0.32%	56,848	24,167,478	14,612,195	5,585	--	--	9,612,131	0.0%
Total	$12,981,031	$109,118,017	$94,606,104	$17,289	$--	$--	$27,492,944

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$10,430,193	$--	$10,430,193	$--
Consumer Discretionary	48,184,737	--	48,172,224	12,513
Consumer Staples	24,646,029	--	24,646,029	--
Energy	31,836,168	9,889,716	21,946,452	--
Financials	83,065,100	9,774,300	72,883,103	407,697
Health Care	66,537,789	2,899,699	63,554,425	83,665
Industrials	71,466,116	620,845	70,746,197	99,074
Information Technology	60,617,393	5,988,609	53,449,803	1,178,981
Materials	35,042,615	3,634,737	31,407,878	--
Real Estate	7,326,669	--	7,326,669	--
Utilities	3,388,059	--	3,388,059	--
Money Market Funds	27,492,944	27,492,944	--	--
Total Investments in Securities:	$470,033,812	$60,300,850	$407,951,032	$1,781,930

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2022 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $8,794,143) — See accompanying schedule: Unaffiliated issuers (cost $478,101,750)	$442,540,868
Fidelity Central Funds (cost $27,492,944)	27,492,944
Total Investment in Securities (cost $505,594,694)		$470,033,812
Cash		2
Foreign currency held at value (cost $90,911)		90,944
Receivable for investments sold		398,725
Receivable for fund shares sold		4,891,227
Dividends receivable		1,243,407
Reclaims receivable		416,888
Distributions receivable from Fidelity Central Funds		4,896
Other receivables		231
Total assets		477,080,132
Liabilities
Payable for investments purchased	$4,039,573
Payable for fund shares redeemed	191,866
Accrued management fee	240,263
Other payables and accrued expenses	52,665
Collateral on securities loaned	9,612,131
Total liabilities		14,136,498
Net Assets		$462,943,634
Net Assets consist of:
Paid in capital		$524,943,040
Total accumulated earnings (loss)		(61,999,406)
Net Assets		$462,943,634
Net Asset Value, offering price and redemption price per share ($462,943,634 ÷ 39,309,758 shares)		$11.78

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2022 (Unaudited)
Investment Income
Dividends		$4,986,927
Non-Cash dividends		1,284,602
Income from Fidelity Central Funds (including $5,585 from security lending)		17,289
Income before foreign taxes withheld		6,288,818
Less foreign taxes withheld		(555,079)
Total income		5,733,739
Expenses
Management fee	$1,429,979
Independent trustees' fees and expenses	753
Total expenses before reductions	1,430,732
Expense reductions	(12)
Total expenses after reductions		1,430,720
Net investment income (loss)		4,303,019
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $462)	(23,455,775)
Foreign currency transactions	(51,156)
Total net realized gain (loss)		(23,506,931)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $278,261)	(87,749,465)
Assets and liabilities in foreign currencies	(71,816)
Total change in net unrealized appreciation (depreciation)		(87,821,281)
Net gain (loss)		(111,328,212)
Net increase (decrease) in net assets resulting from operations		$(107,025,193)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2022 (Unaudited)	Year ended October 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,303,019	$2,727,816
Net realized gain (loss)	(23,506,931)	(664,469)
Change in net unrealized appreciation (depreciation)	(87,821,281)	43,685,166
Net increase (decrease) in net assets resulting from operations	(107,025,193)	45,748,513
Distributions to shareholders	(8,038,015)	(779,078)
Share transactions
Proceeds from sales of shares	193,924,121	350,979,730
Reinvestment of distributions	8,038,015	779,078
Cost of shares redeemed	(54,847,508)	(69,009,150)
Net increase (decrease) in net assets resulting from share transactions	147,114,628	282,749,658
Total increase (decrease) in net assets	32,051,420	327,719,093
Net Assets
Beginning of period	430,892,214	103,173,121
End of period	$462,943,634	$430,892,214
Other Information
Shares
Sold	14,065,130	24,312,789
Issued in reinvestment of distributions	555,879	60,865
Redeemed	(4,088,433)	(4,731,209)
Net increase (decrease)	10,532,576	19,642,445

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity International Discovery K6 Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2022	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$14.97	$11.29	$10.49	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.12	.16	.12	.06D
Net realized and unrealized gain (loss)	(3.03)	3.60	.77	.43
Total from investment operations	(2.91)	3.76	.89	.49
Distributions from net investment income	(.28)	(.08)	(.04)	–
Distributions from net realized gain	–	–	(.05)	–
Total distributions	(.28)	(.08)	(.09)	–
Net asset value, end of period	$11.78	$14.97	$11.29	$10.49
Total ReturnE,F	(19.80)%	33.43%	8.51%	4.90%
Ratios to Average Net AssetsC,G,H
Expenses before reductions	.60%I	.60%	.60%	.60%I
Expenses net of fee waivers, if any	.60%I	.60%	.60%	.60%I
Expenses net of all reductions	.60%I	.60%	.60%	.60%I
Net investment income (loss)	1.81%I	1.11%	1.16%	1.67%D,I
Supplemental Data
Net assets, end of period (000 omitted)	$462,944	$430,892	$103,173	$61,421
Portfolio turnover rateJ	52%I,K	58%K	42%K	59%K,L

 A For the period June 13, 2019 (commencement of operations) through October 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.05 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .43%.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K Portfolio turnover rate excludes securities received or delivered in-kind.

 L Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2022

1. Organization.

Fidelity International Discovery K6 Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares generally are available only to employer-sponsored retirement plans that are recordkept by Fidelity, or to certain employer-sponsored retirement plans that are not recordkept by Fidelity.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2022 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$27,992,420
Gross unrealized depreciation	(67,460,129)
Net unrealized appreciation (depreciation)	$(39,467,709)
Tax cost	$509,501,521

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(1,479,997)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity International Discovery K6 Fund	117,572,043	112,591,811

Unaffiliated Exchanges In-Kind. Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity International Discovery K6 Fund	9,672,527	135,542,742

Prior Year Unaffiliated Exchanges In-Kind. Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity International Discovery K6 Fund	18,759,599	272,598,908

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .60% of average net assets. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity International Discovery K6 Fund	$125

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity International Discovery K6 Fund	3,193,125	4,791,842	(1,440,984)

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity International Discovery K6 Fund	$1,007	$–	$–

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $12.

9. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

10. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2021 to April 30, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2021	Ending Account Value April 30, 2022	Expenses Paid During Period-B November 1, 2021 to April 30, 2022
Fidelity International Discovery K6 Fund	.60%
Actual		$1,000.00	$802.00	$2.68
Hypothetical-C		$1,000.00	$1,021.82	$3.01

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

IGI-K6-SANN-0622
1.9893916.102

Fidelity® Series Overseas Fund

Semi-Annual Report

April 30, 2022

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2022
France	16.6%
Switzerland	13.1%
United States of America*	11.0%
Japan	11.0%
United Kingdom	8.3%
Netherlands	7.8%
Germany	6.6%
Sweden	5.7%
Ireland	3.1%
Other	16.8%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2022

% of fund's net assets
Stocks	96.4
Short-Term Investments and Net Other Assets (Liabilities)	3.6

Top Ten Stocks as of April 30, 2022

% of fund's net assets
Nestle SA (Reg. S) (Switzerland, Food Products)	3.4
ASML Holding NV (Netherlands) (Netherlands, Semiconductors & Semiconductor Equipment)	2.7
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	2.6
LVMH Moet Hennessy Louis Vuitton SE (France, Textiles, Apparel & Luxury Goods)	2.3
Diageo PLC (United Kingdom, Beverages)	2.1
AIA Group Ltd. (Hong Kong, Insurance)	1.7
TotalEnergies SE (France, Oil, Gas & Consumable Fuels)	1.6
Sika AG (Switzerland, Chemicals)	1.5
RELX PLC (London Stock Exchange) (United Kingdom, Professional Services)	1.5
Sony Group Corp. (Japan, Household Durables)	1.5
20.9

Market Sectors as of April 30, 2022

% of fund's net assets
Industrials	21.0
Financials	19.7
Information Technology	16.7
Health Care	12.5
Consumer Discretionary	9.2
Consumer Staples	6.8
Materials	5.1
Energy	2.5
Communication Services	1.8
Real Estate	1.1

Schedule of Investments April 30, 2022 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.3%
	Shares	Value
Bailiwick of Jersey - 1.1%
Ferguson PLC	1,180,300	$148,067,677
Belgium - 1.0%
Azelis Group NV	841,700	20,729,711
KBC Group NV	1,759,765	119,720,103

TOTAL BELGIUM		140,449,814

Bermuda - 0.7%
Genpact Ltd.	958,297	38,590,620
Hiscox Ltd.	4,588,472	54,484,788

TOTAL BERMUDA		93,075,408

Canada - 1.4%
Constellation Software, Inc.	112,770	177,485,136
Topicus.Com, Inc.	194,677	12,108,117

TOTAL CANADA		189,593,253

Cayman Islands - 0.6%
Parade Technologies Ltd.	1,748,000	83,175,527
Denmark - 1.7%
DSV A/S	1,187,131	194,632,196
GN Store Nord A/S	1,120,089	42,036,427

TOTAL DENMARK		236,668,623

Finland - 0.9%
Nordea Bank ABP	12,006,800	119,708,812
France - 16.6%
Air Liquide SA	1,004,600	173,804,223
ALTEN	840,439	112,793,374
Antin Infrastructure Partners SA	310,864	8,075,792
BNP Paribas SA	3,003,600	155,740,833
Capgemini SA	990,462	201,637,312
Dassault Systemes SA	2,134,100	94,379,207
Edenred SA	3,289,827	165,222,217
EssilorLuxottica SA	800,415	136,268,906
Legrand SA	1,957,400	173,453,398
LVMH Moet Hennessy Louis Vuitton SE	495,439	320,616,074
Pernod Ricard SA	903,000	186,364,954
Safran SA	1,283,800	137,878,127
Teleperformance	553,528	198,667,301
TotalEnergies SE	4,589,879	225,376,711

TOTAL FRANCE		2,290,278,429

Germany - 6.6%
Allianz SE	839,700	189,464,972
Auto1 Group SE (a)(b)	158,300	1,657,425
Brenntag SE	1,388,800	107,164,609
Deutsche Borse AG	847,002	147,458,442
Hannover Reuck SE	796,516	123,802,989
Merck KGaA	971,800	180,295,524
SAP SE	451,776	45,785,693
Siemens Healthineers AG (b)	2,173,100	116,195,543

TOTAL GERMANY		911,825,197

Hong Kong - 1.7%
AIA Group Ltd.	23,354,188	229,425,928
Chervon Holdings Ltd.	1,034,200	6,463,163

TOTAL HONG KONG		235,889,091

India - 1.7%
HDFC Bank Ltd.	6,343,200	113,582,404
Reliance Industries Ltd.	3,427,186	124,025,288

TOTAL INDIA		237,607,692

Ireland - 3.1%
Flutter Entertainment PLC (a)	407,002	41,109,890
ICON PLC (a)	503,300	113,851,493
Kingspan Group PLC (Ireland)	1,447,400	134,734,220
Linde PLC	428,800	133,768,448

TOTAL IRELAND		423,464,051

Italy - 2.3%
FinecoBank SpA	7,077,685	98,389,462
GVS SpA (b)	887,538	7,392,457
Moncler SpA	1,745,800	90,945,190
Recordati SpA	2,593,345	124,969,054

TOTAL ITALY		321,696,163

Japan - 11.0%
Advantest Corp.	1,009,800	68,916,935
Capcom Co. Ltd.	1,595,200	42,092,731
FUJIFILM Holdings Corp.	1,778,800	97,782,873
Hoya Corp.	1,660,907	164,831,963
Misumi Group, Inc.	2,695,993	67,600,203
Nitori Holdings Co. Ltd.	353,834	36,402,213
Olympus Corp.	5,181,492	91,200,102
Persol Holdings Co. Ltd.	3,751,153	74,421,509
Recruit Holdings Co. Ltd.	3,083,846	111,886,909
Relo Group, Inc.	2,839,328	40,558,641
Shin-Etsu Chemical Co. Ltd.	735,400	101,069,334
SMC Corp.	230,821	111,768,238
Sony Group Corp.	2,348,100	202,643,576
Suzuki Motor Corp.	1,625,145	48,990,183
TIS, Inc.	2,482,200	55,748,641
Tokyo Electron Ltd.	467,900	197,428,861

TOTAL JAPAN		1,513,342,912

Luxembourg - 0.8%
Eurofins Scientific SA	1,275,500	118,542,174
Netherlands - 7.8%
Akzo Nobel NV	1,039,100	90,138,267
ASM International NV (Netherlands)	374,800	112,624,443
ASML Holding NV (Netherlands)	669,628	380,039,683
Euronext NV (b)	1,038,260	83,187,621
IMCD NV	1,027,051	163,529,646
Koninklijke Philips Electronics NV	1,901,223	49,681,075
Wolters Kluwer NV	1,995,451	201,506,236
Wolters Kluwer NV rights (a)(c)	1,932,051	2,099,364

TOTAL NETHERLANDS		1,082,806,335

Norway - 0.0%
Equinor ASA	400	13,520
Spain - 1.9%
Amadeus IT Holding SA Class A (a)	2,344,170	146,892,539
Cellnex Telecom SA (b)	2,661,225	124,040,512

TOTAL SPAIN		270,933,051

Sweden - 5.6%
AddTech AB (B Shares)	4,716,519	83,201,240
ASSA ABLOY AB (B Shares)	6,151,951	155,472,992
Atlas Copco AB (A Shares) (d)	3,006,200	136,291,716
Hexagon AB (B Shares)	13,447,116	173,507,215
Indutrade AB	7,242,975	170,846,062
Kry International AB (e)(f)	4,451	1,568,325
Nordnet AB	2,768,140	48,012,712

TOTAL SWEDEN		768,900,262

Switzerland - 13.1%
Compagnie Financiere Richemont SA Series A	1,215,390	141,217,054
Julius Baer Group Ltd.	2,080,588	99,426,815
Lonza Group AG	182,065	107,351,770
Nestle SA (Reg. S)	3,647,731	470,900,508
Partners Group Holding AG	100,740	106,733,772
Roche Holding AG (participation certificate)	966,012	358,210,823
Sika AG	665,571	203,304,163
Sonova Holding AG	393,453	141,889,434
Zurich Insurance Group Ltd.	395,580	180,095,678

TOTAL SWITZERLAND		1,809,130,017

Taiwan - 1.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	7,555,684	136,703,382
United Kingdom - 8.3%
Beazley PLC	6,807,056	36,666,868
Bridgepoint Group Holdings Ltd. (b)	6,009,531	22,930,322
Compass Group PLC	8,439,487	178,088,794
Dechra Pharmaceuticals PLC	1,599,458	72,480,014
Diageo PLC	5,840,947	291,398,063
Diploma PLC	1,539,631	52,807,477
Dr. Martens Ltd.	1,251,700	3,272,722
Future PLC	644,500	17,651,700
RELX PLC (London Stock Exchange)	6,817,855	203,107,183
Rentokil Initial PLC	20,664,422	141,928,886
Smith & Nephew PLC	2,400,300	38,905,412
St. James's Place PLC	5,080,000	81,633,514

TOTAL UNITED KINGDOM		1,140,870,955

United States of America - 7.4%
Alphabet, Inc. Class C (a)	29,800	68,520,034
Ares Management Corp.	1,740,600	115,262,532
Boston Scientific Corp. (a)	249,326	10,499,118
CBRE Group, Inc.	1,322,300	109,803,792
Equifax, Inc.	535,500	108,984,960
Intercontinental Exchange, Inc.	946,800	109,648,908
Marsh & McLennan Companies, Inc.	1,098,628	177,648,148
Moody's Corp.	352,600	111,590,848
Pool Corp.	118,500	48,018,570
S&P Global, Inc.	420,251	158,224,502

TOTAL UNITED STATES OF AMERICA		1,018,201,412

TOTAL COMMON STOCKS
(Cost $11,598,418,090)		13,290,943,757

Nonconvertible Preferred Stocks - 0.1%
Sweden - 0.1%
Kry International AB Series E (e)(f)
(Cost $11,754,376)	25,711	9,059,356

Money Market Funds - 4.3%
Fidelity Cash Central Fund 0.32% (g)	470,936,004	471,030,191
Fidelity Securities Lending Cash Central Fund 0.32% (g)(h)	127,187,281	127,200,000
TOTAL MONEY MARKET FUNDS
(Cost $598,230,191)		598,230,191
TOTAL INVESTMENT IN SECURITIES - 100.7%
(Cost $12,208,402,657)		13,898,233,304
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(98,853,180)
NET ASSETS - 100%		$13,799,380,124

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $355,403,880 or 2.6% of net assets.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Security or a portion of the security is on loan at period end.

 (e) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $10,627,681 or 0.1% of net assets.

 (f) Level 3 security

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Kry International AB	5/14/21	$1,933,095
Kry International AB Series E	5/14/21	$11,754,376

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.32%	$344,150,559	$2,422,447,971	$2,295,568,339	$273,200	$--	$--	$471,030,191	0.9%
Fidelity Securities Lending Cash Central Fund 0.32%	--	466,081,183	338,881,183	68,697	--	--	127,200,000	0.3%
Total	$344,150,559	$2,888,529,154	$2,634,449,522	$341,897	$--	$--	$598,230,191

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$252,304,977	$68,520,034	$183,784,943	$--
Consumer Discretionary	1,255,693,760	48,018,570	1,207,675,190	--
Consumer Staples	948,663,525	--	948,663,525	--
Energy	349,415,519	--	349,415,519	--
Financials	2,690,916,765	672,374,938	2,018,541,827	--
Health Care	1,730,939,926	124,350,611	1,606,589,315	--
Industrials	2,908,172,317	108,984,960	2,799,187,357	--
Information Technology	2,311,449,456	228,183,873	2,072,637,902	10,627,681
Materials	702,084,435	133,768,448	568,315,987	--
Real Estate	150,362,433	109,803,792	40,558,641	--
Money Market Funds	598,230,191	598,230,191	--	--
Total Investments in Securities:	$13,898,233,304	$2,092,235,417	$11,795,370,206	$10,627,681

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2022 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $110,744,536) — See accompanying schedule: Unaffiliated issuers (cost $11,610,172,466)	$13,300,003,113
Fidelity Central Funds (cost $598,230,191)	598,230,191
Total Investment in Securities (cost $12,208,402,657)		$13,898,233,304
Foreign currency held at value (cost $4,602,867)		4,604,712
Receivable for investments sold		113,093,642
Receivable for fund shares sold		246,847,068
Dividends receivable		25,901,141
Reclaims receivable		30,163,304
Distributions receivable from Fidelity Central Funds		137,154
Other receivables		3,518
Total assets		14,318,983,843
Liabilities
Payable for investments purchased
Regular delivery	$379,627,922
Delayed delivery	2,099,364
Payable for fund shares redeemed	478,970
Other payables and accrued expenses	10,197,463
Collateral on securities loaned	127,200,000
Total liabilities		519,603,719
Net Assets		$13,799,380,124
Net Assets consist of:
Paid in capital		$12,175,612,269
Total accumulated earnings (loss)		1,623,767,855
Net Assets		$13,799,380,124
Net Asset Value, offering price and redemption price per share ($13,799,380,124 ÷ 1,190,013,894 shares)		$11.60

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2022 (Unaudited)
Investment Income
Dividends		$125,893,001
Foreign tax reclaims		14,287,525
Income from Fidelity Central Funds (including $68,697 from security lending)		341,897
Income before foreign taxes withheld		140,522,423
Less foreign taxes withheld		(26,909,070)
Total income		113,613,353
Expenses
Custodian fees and expenses	$545,324
Independent trustees' fees and expenses	25,512
Total expenses		570,836
Net investment income (loss)		113,042,517
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $1,278,956)	(129,668,963)
Foreign currency transactions	(60,877)
Total net realized gain (loss)		(129,729,840)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $2,268,701)	(2,891,474,264)
Assets and liabilities in foreign currencies	(2,388,449)
Total change in net unrealized appreciation (depreciation)		(2,893,862,713)
Net gain (loss)		(3,023,592,553)
Net increase (decrease) in net assets resulting from operations		$(2,910,550,036)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2022 (Unaudited)	Year ended October 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$113,042,517	$183,300,410
Net realized gain (loss)	(129,729,840)	622,896,208
Change in net unrealized appreciation (depreciation)	(2,893,862,713)	3,619,908,617
Net increase (decrease) in net assets resulting from operations	(2,910,550,036)	4,426,105,235
Distributions to shareholders	(454,822,647)	(148,790,299)
Share transactions
Proceeds from sales of shares	2,132,080,258	2,149,702,200
Reinvestment of distributions	454,822,647	148,790,299
Cost of shares redeemed	(841,349,973)	(2,664,983,793)
Net increase (decrease) in net assets resulting from share transactions	1,745,552,932	(366,491,294)
Total increase (decrease) in net assets	(1,619,819,751)	3,910,823,642
Net Assets
Beginning of period	15,419,199,875	11,508,376,233
End of period	$13,799,380,124	$15,419,199,875
Other Information
Shares
Sold	161,549,407	162,065,989
Issued in reinvestment of distributions	32,302,745	12,451,071
Redeemed	(61,044,919)	(201,460,713)
Net increase (decrease)	132,807,233	(26,943,653)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Series Overseas Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2022	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$14.58	$10.62	$10.20	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.10	.17	.14	.06D
Net realized and unrealized gain (loss)	(2.66)	3.93	.32	.14
Total from investment operations	(2.56)	4.10	.46	.20
Distributions from net investment income	(.17)	(.14)	(.04)	–
Distributions from net realized gain	(.25)	–	–	–
Total distributions	(.42)	(.14)	(.04)	–
Net asset value, end of period	$11.60	$14.58	$10.62	$10.20
Total ReturnE	(18.07)%	38.89%	4.51%	2.00%
Ratios to Average Net AssetsC,F,G
Expenses before reductions	.01%H	.01%	.01%	.01%H
Expenses net of fee waivers, if any	.01%H	.01%	.01%	.01%H
Expenses net of all reductions	.01%H	.01%	.01%	.01%H
Net investment income (loss)	1.52%H	1.29%	1.35%	1.69%D,H
Supplemental Data
Net assets, end of period (000 omitted)	$13,799,380	$15,419,200	$11,508,376	$6,226,806
Portfolio turnover rateI	25%H	33%	50%	12%J,K

 A For the period June 21, 2019 (commencement of operations) through October 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s) the ratio of net investment income (loss) to average net assets would have been 1.52%.

 E Total returns for periods of less than one year are not annualized.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Portfolio turnover rate excludes securities received or delivered in-kind.

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2022

1. Organization.

Fidelity Series Overseas Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2022 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign tax reclaims. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,497,979,773
Gross unrealized depreciation	(829,052,589)
Net unrealized appreciation (depreciation)	$1,668,927,184
Tax cost	$12,229,306,120

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Overseas Fund	3,046,900,470	1,821,920,334

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Series Overseas Fund	$2,878

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Series Overseas Fund	143,024,226	37,362,279	(1,266,973)

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Series Overseas Fund	$7,519	$–	$–

8. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

9. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2021 to April 30, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2021	Ending Account Value April 30, 2022	Expenses Paid During Period-B November 1, 2021 to April 30, 2022
Fidelity Series Overseas Fund	.01%
Actual		$1,000.00	$819.30	$.05
Hypothetical-C		$1,000.00	$1,024.74	$.05

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

SOV-SANN-0622
1.9894004.102

Fidelity® Infrastructure Fund

Semi-Annual Report

April 30, 2022

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of April 30, 2022

% of fund's net assets
Transurban Group unit	6.4
Aena SME SA	6.0
Getlink SE	5.0
Cellnex Telecom SA	4.8
NextEra Energy, Inc.	4.6
Cheniere Energy, Inc.	4.2
The Williams Companies, Inc.	4.2
Targa Resources Corp.	3.6
Iberdrola SA	3.4
Enel SpA	3.3
45.5

Market Sectors as of April 30, 2022

% of fund's net assets
Industrials	36.2
Utilities	25.9
Energy	16.6
Real Estate	11.6
Communication Services	6.1

Asset Allocation (% of fund's net assets)

As of April 30, 2022 *
Stocks	96.4%
Short-Term Investments and Net Other Assets (Liabilities)	3.6%

Foreign investments - 55.1%

Geographic Diversification (% of fund's net assets)

As of April 30, 2022
United States of America*	44.9%
Spain	17.6%
France	8.5%
Australia	6.4%
Mexico	5.3%
Canada	4.8%
Italy	3.3%
Denmark	2.2%
Germany	2.1%
Other	4.9%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Schedule of Investments April 30, 2022 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.4%
	Shares	Value
COMMUNICATION SERVICES - 6.1%
Diversified Telecommunication Services - 5.2%
Cellnex Telecom SA (a)	56,889	$2,651,614
Helios Towers PLC (b)	148,997	208,136
		2,859,750
Media - 0.9%
Charter Communications, Inc. Class A (b)	700	299,943
Comcast Corp. Class A	5,800	230,608
		530,551

TOTAL COMMUNICATION SERVICES		3,390,301

ENERGY - 16.6%
Oil, Gas & Consumable Fuels - 16.6%
Cheniere Energy, Inc.	17,094	2,321,536
DT Midstream, Inc.	13,800	741,750
Enterprise Products Partners LP	16,624	430,728
ONEOK, Inc.	21,200	1,342,596
Targa Resources Corp.	27,400	2,011,434
The Williams Companies, Inc.	67,654	2,319,856
		9,167,900
INDUSTRIALS - 36.2%
Commercial Services & Supplies - 4.8%
GFL Environmental, Inc.	36,384	1,096,250
Waste Connections, Inc. (United States)	11,350	1,565,960
		2,662,210
Construction & Engineering - 3.7%
Ferrovial SA	50,631	1,298,400
VINCI SA	7,720	749,101
		2,047,501
Road & Rail - 1.3%
CSX Corp.	8,900	305,626
Union Pacific Corp.	1,700	398,293
		703,919
Transportation Infrastructure - 26.4%
Aena SME SA (a)(b)	23,488	3,333,171
Aeroports de Paris SA (b)	6,147	869,493
Flughafen Zuerich AG (b)	6,820	1,153,253
Getlink SE	153,315	2,805,528
Grupo Aeroportuario del Pacifico S.A.B. de CV sponsored ADR	10,000	1,537,900
Grupo Aeroportuario Norte S.A.B. de CV ADR	25,113	1,404,570
Transurban Group unit	354,549	3,560,242
		14,664,157

TOTAL INDUSTRIALS		20,077,787

REAL ESTATE - 11.6%
Equity Real Estate Investment Trusts (REITs) - 11.6%
American Tower Corp.	3,435	827,904
ARGAN SA	2,200	258,769
Crown Castle International Corp.	6,324	1,171,268
Digital Realty Trust, Inc.	3,780	552,334
Equinix, Inc.	1,006	723,394
Prologis (REIT), Inc.	6,419	1,028,902
SBA Communications Corp. Class A	3,206	1,112,835
Segro PLC	23,100	386,742
Warehouses de Pauw	9,613	369,814
Warehouses de Pauw rights (b)(c)	9,613	8,924
		6,440,886
UTILITIES - 25.9%
Electric Utilities - 17.1%
Constellation Energy Corp.	9,300	550,653
Enel SpA	280,000	1,820,810
Exelon Corp.	31,100	1,454,858
Iberdrola SA	165,100	1,897,131
NextEra Energy, Inc.	35,497	2,520,997
ORSTED A/S (a)	11,167	1,235,411
		9,479,860
Independent Power and Renewable Electricity Producers - 3.6%
Brookfield Renewable Partners LP	15,800	556,160
EDP Renovaveis SA	25,500	603,513
NextEra Energy Partners LP	7,094	472,886
The AES Corp.	17,790	363,272
		1,995,831
Multi-Utilities - 5.2%
Dominion Energy, Inc.	20,628	1,684,070
RWE AG	28,400	1,179,151
		2,863,221

TOTAL UTILITIES		14,338,912

TOTAL COMMON STOCKS
(Cost $49,031,698)		53,415,786

Money Market Funds - 3.4%
Fidelity Cash Central Fund 0.32% (d)
(Cost $1,921,591)	1,921,207	1,921,591
TOTAL INVESTMENT IN SECURITIES - 99.8%
(Cost $50,953,289)		55,337,377
NET OTHER ASSETS (LIABILITIES) - 0.2%		91,708
NET ASSETS - 100%		$55,429,085

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $7,220,196 or 13.0% of net assets.

 (b) Non-income producing

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.32%	$2,707,951	$19,538,218	$20,324,578	$1,642	$--	$--	$1,921,591	0.0%
Fidelity Securities Lending Cash Central Fund 0.32%	870,800	10,360,945	11,231,745	927	--	--	--	0.0%
Total	$3,578,751	$29,899,163	$31,556,323	$2,569	$--	$--	$1,921,591

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$3,390,301	$530,551	$2,859,750	$--
Energy	9,167,900	9,167,900	--	--
Industrials	20,077,787	6,308,599	13,769,188	--
Real Estate	6,440,886	5,416,637	1,024,249	--
Utilities	14,338,912	7,602,896	6,736,016	--
Money Market Funds	1,921,591	1,921,591	--	--
Total Investments in Securities:	$55,337,377	$30,948,174	$24,389,203	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2022 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $49,031,698)	$53,415,786
Fidelity Central Funds (cost $1,921,591)	1,921,591
Total Investment in Securities (cost $50,953,289)		$55,337,377
Foreign currency held at value (cost $1,967)		1,972
Receivable for fund shares sold		170,902
Dividends receivable		86,706
Distributions receivable from Fidelity Central Funds		699
Prepaid expenses		15
Receivable from investment adviser for expense reductions		2,563
Total assets		55,600,234
Liabilities
Payable for investments purchased on a delayed delivery basis	$8,924
Payable for fund shares redeemed	91,775
Accrued management fee	32,360
Transfer agent fee payable	10,980
Audit fee payables	22,476
Other affiliated payables	1,865
Other payables and accrued expenses	2,769
Total liabilities		171,149
Net Assets		$55,429,085
Net Assets consist of:
Paid in capital		$52,390,322
Total accumulated earnings (loss)		3,038,763
Net Assets		$55,429,085
Net Asset Value, offering price and redemption price per share ($55,429,085 ÷ 4,475,155 shares)		$12.39

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2022 (Unaudited)
Investment Income
Dividends		$541,946
Income from Fidelity Central Funds (including $927 from security lending)		2,569
Income before foreign taxes withheld		544,515
Less foreign taxes withheld		(40,038)
Total income		504,477
Expenses
Management fee	$178,478
Transfer agent fees	67,740
Accounting fees	10,295
Custodian fees and expenses	3,604
Independent trustees' fees and expenses	84
Registration fees	10,977
Audit	22,476
Legal	30
Miscellaneous	150
Total expenses before reductions	293,834
Expense reductions	(30,457)
Total expenses after reductions		263,377
Net investment income (loss)		241,100
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	130,026
Foreign currency transactions	(5,971)
Total net realized gain (loss)		124,055
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(1,214,817)
Assets and liabilities in foreign currencies	(1,303)
Total change in net unrealized appreciation (depreciation)		(1,216,120)
Net gain (loss)		(1,092,065)
Net increase (decrease) in net assets resulting from operations		$(850,965)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2022 (Unaudited)	Year ended October 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$241,100	$228,039
Net realized gain (loss)	124,055	(642,084)
Change in net unrealized appreciation (depreciation)	(1,216,120)	5,174,571
Net increase (decrease) in net assets resulting from operations	(850,965)	4,760,526
Distributions to shareholders	(334,913)	(149,403)
Share transactions
Proceeds from sales of shares	22,869,359	55,669,179
Reinvestment of distributions	313,896	140,331
Cost of shares redeemed	(12,614,532)	(27,136,405)
Net increase (decrease) in net assets resulting from share transactions	10,568,723	28,673,105
Total increase (decrease) in net assets	9,382,845	33,284,228
Net Assets
Beginning of period	46,046,240	12,762,012
End of period	$55,429,085	$46,046,240
Other Information
Shares
Sold	1,823,344	4,660,061
Issued in reinvestment of distributions	25,734	12,118
Redeemed	(1,020,503)	(2,248,442)
Net increase (decrease)	828,575	2,423,737

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Infrastructure Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2022	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$12.63	$10.44	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.06	.07	.17
Net realized and unrealized gain (loss)	(.22)	2.21	.31D
Total from investment operations	(.16)	2.28	.48
Distributions from net investment income	(.08)	(.09)	(.04)
Total distributions	(.08)	(.09)	(.04)
Net asset value, end of period	$12.39	$12.63	$10.44
Total ReturnE,F	(1.23)%	21.96%	4.79%
Ratios to Average Net AssetsC,G,H
Expenses before reductions	1.11%I	1.24%	2.24%I
Expenses net of fee waivers, if any	1.00%I	1.00%	1.00%I
Expenses net of all reductions	1.00%I	1.00%	.98%I
Net investment income (loss)	.91%I	.61%	1.67%I
Supplemental Data
Net assets, end of period (000 omitted)	$55,429	$46,046	$12,762
Portfolio turnover rateJ	89%I	46%	50%I

 A For the period November 5, 2019 (commencement of operations) through October 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2022

1. Organization.

Fidelity Infrastructure Fund (the Fund) is a non-diversified fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2022 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$6,253,730
Gross unrealized depreciation	(2,037,487)
Net unrealized appreciation (depreciation)	$4,216,243
Tax cost	$51,121,134

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(1,500,853)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Infrastructure Fund	33,529,924	22,321,128

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .68% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .26% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Infrastructure Fund	.04

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Infrastructure Fund	$175

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Infrastructure Fund	285,139	944,862	94,018

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Infrastructure Fund	$42

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Infrastructure Fund	$98	$–	$–

8. Expense Reductions.

The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded 1.00% of average net assets. This reimbursement will remain in place through February 28, 2023. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $29,698.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $1.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses in the amount of $758.

Effective June 1, 2022, the investment adviser contractually agreed to reimburse expenses to the extent annual operating expenses exceeded .95% of average net assets. This reimbursement will remain in place through February 28, 2023. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

9. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

10. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2021 to April 30, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2021	Ending Account Value April 30, 2022	Expenses Paid During Period-B November 1, 2021 to April 30, 2022
Fidelity Infrastructure Fund	1.00%
Actual		$1,000.00	$987.70	$4.93**
Hypothetical-C		$1,000.00	$1,019.84	$5.01**

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

** If certain fees were not voluntarily waived by the investment adviser or its affiliates during the period, the annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as shown in table below:

	Annualized Expense Ratio-(a)	Expenses Paid
Fidelity Infrastructure Fund	.95%
Actual		$4.68
Hypothetical-(b)		$4.76

 (a) Annualized expense ratio reflects expenses net of applicable fee waivers.

 (b) 5% return per year before expenses

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

ISF-SANN-0622
1.9896236.102

Fidelity® Enduring Opportunities Fund

Semi-Annual Report

April 30, 2022

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of April 30, 2022

% of fund's net assets
Microsoft Corp.	3.6
Amazon.com, Inc.	2.2
Tesla, Inc.	1.5
Alphabet, Inc. Class A	1.5
Alphabet, Inc. Class C	1.4
UnitedHealth Group, Inc.	1.2
Meta Platforms, Inc. Class A	1.1
Taiwan Semiconductor Manufacturing Co. Ltd.	1.0
JPMorgan Chase & Co.	0.9
The Home Depot, Inc.	0.9
15.3

Market Sectors as of April 30, 2022

% of fund's net assets
Information Technology	21.7
Consumer Discretionary	18.4
Industrials	14.6
Financials	10.9
Communication Services	8.6
Health Care	7.6
Consumer Staples	6.2
Real Estate	5.2
Materials	3.9
Energy	1.8
Utilities	1.1

Asset Allocation (% of fund's net assets)

As of April 30, 2022*
Stocks	100.0%

 * Foreign investments - 40.5%

Geographic Diversification (% of fund's net assets)

As of April 30, 2022
United States of America*	59.5%
Japan	6.6%
United Kingdom	3.3%
Canada	2.7%
Cayman Islands	2.7%
India	2.6%
France	2.7%
Switzerland	2.2%
Netherlands	2.1%
Other	15.6%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Schedule of Investments April 30, 2022 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
COMMUNICATION SERVICES - 8.6%
Diversified Telecommunication Services - 0.2%
Elisa Corp. (A Shares)	498	$29,193
Entertainment - 1.6%
Live Nation Entertainment, Inc. (a)	618	64,816
Netflix, Inc. (a)	205	39,024
Sea Ltd. ADR (a)	352	29,132
The Walt Disney Co. (a)	754	84,169
Universal Music Group NV	1,223	28,381
		245,522
Interactive Media & Services - 5.8%
Adevinta ASA Class B (a)	3,098	23,933
Alphabet, Inc.:
Class A (a)	98	223,655
Class C (a)	96	220,736
Hemnet Group AB	1,471	18,351
Kakao Corp.	449	31,197
Match Group, Inc. (a)	450	35,618
Meta Platforms, Inc. Class A (a)	807	161,779
NAVER Corp.	114	25,259
Rightmove PLC	2,609	20,056
Tencent Holdings Ltd.	2,072	97,643
Yandex NV Series A (a)(b)	472	1,619
Z Holdings Corp.	6,321	24,815
		884,661
Media - 1.0%
Cable One, Inc.	24	27,989
Liberty Media Corp. Liberty Media Class A (a)	922	52,941
S4 Capital PLC (a)	4,022	15,213
Schibsted ASA (A Shares)	1,161	24,194
The New York Times Co. Class A	984	37,707
		158,044

TOTAL COMMUNICATION SERVICES		1,317,420

CONSUMER DISCRETIONARY - 18.4%
Auto Components - 0.5%
Aptiv PLC (a)	433	46,071
DENSO Corp.	604	36,811
		82,882
Automobiles - 2.8%
Ferrari NV (Italy)	170	35,794
Maruti Suzuki India Ltd.	352	35,212
Rivian Automotive, Inc.	1,274	38,526
Tesla, Inc. (a)	267	232,493
Toyota Motor Corp.	4,828	82,722
		424,747
Hotels, Restaurants & Leisure - 3.5%
Airbnb, Inc. Class A (a)	330	50,559
Chipotle Mexican Grill, Inc. (a)	38	55,313
Churchill Downs, Inc.	284	57,635
Compass Group PLC	2,028	42,795
Domino's Pizza, Inc.	118	39,884
Evolution AB (c)	222	22,777
Hilton Worldwide Holdings, Inc.	502	77,956
Jubilant Foodworks Ltd.	3,060	21,583
Oriental Land Co. Ltd.	227	34,338
Restaurant Brands Asia Ltd. (a)	14,645	19,217
Vail Resorts, Inc.	160	40,666
Wingstop, Inc.	309	28,354
Yum! Brands, Inc.	458	53,591
		544,668
Household Durables - 0.5%
Maytronics Ltd.	1,407	25,157
NVR, Inc. (a)	11	48,138
		73,295
Internet & Direct Marketing Retail - 3.3%
Amazon.com, Inc. (a)	134	333,074
Doordash, Inc. (a)	304	24,755
Meituan Class B (a)(c)	2,497	53,502
MercadoLibre, Inc. (a)	35	34,077
Prosus NV	535	25,736
Wayfair LLC Class A (a)	305	23,467
Zomato Ltd. (a)	17,301	16,025
		510,636
Leisure Products - 0.2%
Roland Corp.	774	26,711
Multiline Retail - 1.1%
B&M European Value Retail SA	4,912	30,096
Dollarama, Inc.	716	39,806
Next PLC	328	24,567
Target Corp.	344	78,656
		173,125
Specialty Retail - 4.0%
Carvana Co. Class A (a)	461	26,720
Fast Retailing Co. Ltd.	55	25,322
Five Below, Inc. (a)	285	44,774
Floor & Decor Holdings, Inc. Class A (a)	525	41,853
JD Sports Fashion PLC	12,090	19,920
Lowe's Companies, Inc.	437	86,408
National Vision Holdings, Inc. (a)	871	32,793
Nitori Holdings Co. Ltd.	223	22,942
The Home Depot, Inc.	458	137,583
TJX Companies, Inc.	900	55,152
Ulta Beauty, Inc. (a)	162	64,282
Warby Parker, Inc. (a)	935	21,776
WH Smith PLC (a)	1,394	25,080
Workman Co. Ltd.	394	13,453
		618,058
Textiles, Apparel & Luxury Goods - 2.5%
adidas AG	122	24,602
Hermes International SCA	29	35,759
lululemon athletica, Inc. (a)	192	68,089
LVMH Moet Hennessy Louis Vuitton SE	119	77,009
Moncler SpA	664	34,590
NIKE, Inc. Class B	693	86,417
PVH Corp.	419	30,495
Shenzhou International Group Holdings Ltd.	1,932	26,215
		383,176

TOTAL CONSUMER DISCRETIONARY		2,837,298

CONSUMER STAPLES - 6.2%
Beverages - 1.4%
Ambev SA	11,452	33,634
China Resources Beer Holdings Co. Ltd.	4,060	23,848
Davide Campari Milano NV	3,020	34,075
Kweichow Moutai Co. Ltd. (A Shares)	135	37,257
Monster Beverage Corp. (a)	586	50,208
Pernod Ricard SA	202	41,690
		220,712
Food & Staples Retailing - 3.2%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	953	42,426
Avenue Supermarts Ltd. (a)(c)	561	28,703
Casey's General Stores, Inc.	225	45,293
Clicks Group Ltd.	1,866	36,432
Cosmos Pharmaceutical Corp.	183	16,870
Costco Wholesale Corp.	233	123,891
Ocado Group PLC (a)	1,349	15,428
Wal-Mart de Mexico SA de CV Series V	11,460	40,524
Walmart, Inc.	808	123,616
Welcia Holdings Co. Ltd.	941	19,290
		492,473
Food Products - 0.7%
Barry Callebaut AG	13	29,920
Foshan Haitian Flavouring & Food Co. Ltd. (A Shares)	2,631	32,250
McCormick & Co., Inc. (non-vtg.)	503	50,587
		112,757
Household Products - 0.2%
Unicharm Corp.	778	27,068
Personal Products - 0.7%
Hindustan Unilever Ltd.	1,044	30,295
L'Oreal SA	133	48,387
Shiseido Co. Ltd.	568	26,850
		105,532

TOTAL CONSUMER STAPLES		958,542

ENERGY - 1.8%
Oil, Gas & Consumable Fuels - 1.8%
Cheniere Energy, Inc.	392	53,238
Hess Corp.	877	90,392
Parkland Corp.	919	26,104
PrairieSky Royalty Ltd.	3,064	42,049
Reliance Industries Ltd.	1,839	66,551
		278,334
FINANCIALS - 10.9%
Banks - 3.8%
Bank of America Corp.	3,290	117,387
Credicorp Ltd. (United States)	317	44,028
FinecoBank SpA	1,828	25,412
First Republic Bank	351	52,376
JPMorgan Chase & Co.	1,216	145,142
KBC Group NV	484	32,927
PNC Financial Services Group, Inc.	373	61,955
PT Bank Central Asia Tbk	87,455	49,051
SVB Financial Group (a)	110	53,640
		581,918
Capital Markets - 4.7%
Amundi SA (c)	348	20,925
Avanza Bank Holding AB	836	21,169
Banca Generali SpA	703	23,242
Bolsa Mexicana de Valores S.A.B. de CV	14,823	29,368
Brookfield Asset Management, Inc. (Canada) Class A	1,037	51,727
Charles Schwab Corp.	1,137	75,417
CME Group, Inc.	309	67,776
Houlihan Lokey	519	43,228
HUB24 Ltd.	1,366	22,814
Moody's Corp.	183	57,916
Morningstar, Inc.	181	45,835
MSCI, Inc.	114	48,023
Netwealth Group Ltd.	2,295	20,780
Partners Group Holding AG	21	22,249
Raymond James Financial, Inc.	539	52,531
S&P Global, Inc.	164	61,746
St. James's Place PLC	1,524	24,490
Value Partners Group Ltd.	55,561	21,027
VZ Holding AG	289	21,508
		731,771
Consumer Finance - 0.2%
Bajaj Finance Ltd.	386	33,234
Insurance - 2.2%
Arthur J. Gallagher & Co.	405	68,238
Assurant, Inc.	321	58,383
Chubb Ltd.	397	81,961
Hannover Reuck SE	166	25,801
HDFC Standard Life Insurance Co. Ltd. (c)	3,520	26,658
Lifenet Insurance Co. (a)	5,594	22,645
Linea Directa Aseguradora SA Compania de Seguros y Reaseguros	12,768	18,343
Qualitas Controladora S.A.B. de CV	5,626	30,327
		332,356

TOTAL FINANCIALS		1,679,279

HEALTH CARE - 7.4%
Biotechnology - 0.3%
Abcam PLC (a)	1,392	21,600
Zai Lab Ltd. (a)	5,598	22,811
		44,411
Health Care Equipment & Supplies - 3.0%
Align Technology, Inc. (a)	95	27,541
Boston Scientific Corp. (a)	1,539	64,807
Coloplast A/S Series B	198	26,676
Fisher & Paykel Healthcare Corp.	1,534	21,080
Hoya Corp.	324	32,154
IDEXX Laboratories, Inc. (a)	104	44,770
Intuitive Surgical, Inc. (a)	248	59,346
Masimo Corp. (a)	347	39,201
ResMed, Inc.	237	47,393
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	575	27,099
Straumann Holding AG	230	27,115
The Cooper Companies, Inc.	133	48,018
		465,200
Health Care Providers & Services - 2.2%
Apollo Hospitals Enterprise Ltd.	490	28,340
Chemed Corp.	100	49,139
Humana, Inc.	150	66,684
UnitedHealth Group, Inc.	371	188,672
		332,835
Health Care Technology - 0.2%
Veeva Systems, Inc. Class A (a)	178	32,387
Life Sciences Tools & Services - 1.5%
10X Genomics, Inc. (a)	690	32,954
Danaher Corp.	330	82,873
Lonza Group AG	53	31,251
Maravai LifeSciences Holdings, Inc. (a)	1,228	37,736
Sartorius Stedim Biotech	75	24,542
Wuxi Biologics (Cayman), Inc. (a)(c)	3,610	26,645
		236,001
Pharmaceuticals - 0.2%
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	4,682	20,791

TOTAL HEALTH CARE		1,131,625

INDUSTRIALS - 14.6%
Aerospace & Defense - 0.7%
INVISIO AB	1,403	24,867
Northrop Grumman Corp.	178	78,213
		103,080
Air Freight & Logistics - 1.4%
C.H. Robinson Worldwide, Inc.	637	67,618
Deutsche Post AG	879	37,553
DSV A/S	173	28,364
Expeditors International of Washington, Inc.	479	47,455
ZTO Express, Inc. sponsored ADR	1,084	29,821
		210,811
Airlines - 0.1%
Ryanair Holdings PLC sponsored ADR (a)	249	21,743
Building Products - 1.6%
Aica Kogyo Co. Ltd.	1,117	25,856
Armstrong World Industries, Inc.	557	47,156
ASSA ABLOY AB (B Shares)	1,462	36,948
Belimo Holding AG (Reg.)	59	29,159
Kingspan Group PLC (Ireland)	381	35,466
The AZEK Co., Inc. (a)	2,200	46,728
Trex Co., Inc. (a)	546	31,772
		253,085
Commercial Services & Supplies - 1.4%
Casella Waste Systems, Inc. Class A (a)	656	53,949
Copart, Inc. (a)	445	50,574
GFL Environmental, Inc.	751	22,624
Prosegur Compania de Seguridad SA (Reg.)	10,044	20,787
Sunny Friend Environmental Technology Co. Ltd.	4,258	32,479
Waste Connections, Inc. (Canada)	268	36,973
		217,386
Construction & Engineering - 0.2%
Sweco AB (B Shares)	1,814	25,601
Electrical Equipment - 1.3%
AMETEK, Inc.	395	49,873
Eaton Corp. PLC	401	58,153
Generac Holdings, Inc. (a)	132	28,958
Nidec Corp.	393	25,407
Somfy SA	198	26,391
Sungrow Power Supply Co. Ltd. (A Shares)	1,581	14,907
		203,689
Industrial Conglomerates - 0.9%
Honeywell International, Inc.	407	78,759
Roper Technologies, Inc.	120	56,390
		135,149
Machinery - 3.2%
Atlas Copco AB (A Shares)	669	30,330
ESCO Technologies, Inc.	574	35,846
Fortive Corp.	784	45,080
Haitian International Holdings Ltd.	9,789	24,095
IDEX Corp.	242	45,936
Indutrade AB	1,137	26,819
Kone OYJ (B Shares)	449	21,587
Kornit Digital Ltd. (a)	290	19,285
Metawater Co. Ltd.	1,715	28,354
Minebea Mitsumi, Inc.	1,141	21,891
Misumi Group, Inc.	855	21,439
Miura Co. Ltd.	682	14,245
Rational AG	25	15,251
Schindler Holding AG (participation certificate)	106	20,365
Shenzhen Inovance Technology Co. Ltd. (A Shares)	3,926	33,916
SMC Corp.	58	28,085
Spirax-Sarco Engineering PLC	164	24,747
Tocalo Co. Ltd.	1,809	18,062
Zhejiang Sanhua Intelligent Controls Co. Ltd. (A Shares)	9,796	24,575
		499,908
Professional Services - 2.7%
BayCurrent Consulting, Inc.	61	20,000
Centre Testing International Group Co. Ltd. (A Shares)	5,000	16,422
CoStar Group, Inc. (a)	726	46,188
Equifax, Inc.	276	56,172
Experian PLC	1,010	34,880
Funai Soken Holdings, Inc.	1,032	17,307
Headhunter Group PLC ADR (b)	622	1,693
Recruit Holdings Co. Ltd.	1,019	36,971
RELX PLC (London Stock Exchange)	1,647	49,065
Sporton International, Inc.	3,788	23,298
TriNet Group, Inc. (a)	559	49,583
Verisk Analytics, Inc.	296	60,399
		411,978
Road & Rail - 0.4%
Old Dominion Freight Lines, Inc.	225	63,027
Trading Companies & Distributors - 0.7%
AddTech AB (B Shares)	1,763	31,100
Ashtead Group PLC	561	29,008
IMCD NV	158	25,157
MonotaRO Co. Ltd.	1,338	22,984
		108,249

TOTAL INDUSTRIALS		2,253,706

INFORMATION TECHNOLOGY - 21.7%
Communications Equipment - 0.3%
Lumentum Holdings, Inc. (a)	568	46,127
Electronic Equipment & Components - 2.7%
Amphenol Corp. Class A	808	57,772
Azbil Corp.	666	20,221
CDW Corp.	329	53,686
Cognex Corp.	707	47,814
Keyence Corp.	99	39,798
Lagercrantz Group AB (B Shares)	2,284	23,251
Murata Manufacturing Co. Ltd.	535	31,890
Renishaw PLC	354	18,708
Sunny Optical Technology Group Co. Ltd.	1,440	20,986
Teledyne Technologies, Inc. (a)	121	52,218
Zebra Technologies Corp. Class A (a)	121	44,729
		411,073
IT Services - 3.5%
Adyen BV (a)(c)	16	26,837
Amadeus IT Holding SA Class A (a)	556	34,841
Capgemini SA	200	40,716
Cloudflare, Inc. (a)	472	40,658
Edenred SA	479	24,056
FDM Group Holdings PLC	1,850	23,347
GMO Internet, Inc.	1,207	24,122
Kainos Group PLC	1,105	16,742
Keywords Studios PLC	969	29,068
Maximus, Inc.	597	43,509
Nagarro SE (a)	157	22,075
Reply SpA	149	21,935
SHIFT, Inc. (a)	133	25,204
Shopify, Inc. Class A (a)	41	17,500
Softcat PLC	1,177	20,787
Toast, Inc.	2,571	47,898
Twilio, Inc. Class A (a)	367	41,038
VeriSign, Inc. (a)	267	47,710
		548,043
Semiconductors & Semiconductor Equipment - 4.5%
ASM International NV (Netherlands)	105	31,552
ASML Holding NV (Netherlands)	155	87,968
BE Semiconductor Industries NV	311	18,958
Disco Corp.	118	28,881
eMemory Technology, Inc.	591	24,852
Entegris, Inc.	428	47,675
Lam Research Corp.	127	59,152
Monolithic Power Systems, Inc.	120	47,069
Silergy Corp.	262	23,340
Silicon Laboratories, Inc. (a)	339	45,734
Taiwan Semiconductor Manufacturing Co. Ltd.	8,392	151,835
Teradyne, Inc.	434	45,770
Tokyo Electron Ltd.	106	44,726
Universal Display Corp.	231	29,506
		687,018
Software - 10.7%
Adobe, Inc. (a)	213	84,337
ANSYS, Inc. (a)	155	42,732
Atlassian Corp. PLC (a)	86	19,335
ATOSS Software AG	168	24,411
Bill.Com Holdings, Inc. (a)	259	44,214
Black Knight, Inc. (a)	730	48,027
Cadence Design Systems, Inc. (a)	414	62,452
Ceridian HCM Holding, Inc. (a)	817	45,858
Confluent, Inc.	1,258	39,300
Constellation Software, Inc.	25	39,347
Coupa Software, Inc. (a)	488	42,114
CyberArk Software Ltd. (a)	225	35,357
Dassault Systemes SA	892	39,448
Fortnox AB	6,107	32,417
HubSpot, Inc. (a)	76	28,837
Microsoft Corp.	2,012	558,367
Ming Yuan Cloud Group Holdings Ltd.	8,326	10,814
Money Forward, Inc. (a)	393	13,363
Nemetschek Se	337	26,742
Netcompany Group A/S (a)(c)	232	12,902
Paycom Software, Inc. (a)	152	42,783
Salesforce.com, Inc. (a)	436	76,710
SAP SE	489	49,558
ServiceNow, Inc. (a)	126	60,241
SimCorp A/S	231	16,172
Synopsys, Inc. (a)	213	61,086
Topicus.Com, Inc.	323	20,089
Workday, Inc. Class A (a)	220	45,474
Xero Ltd. (a)	342	22,552
		1,645,039

TOTAL INFORMATION TECHNOLOGY		3,337,300

MATERIALS - 3.9%
Chemicals - 3.0%
Air Products & Chemicals, Inc.	226	52,900
Asian Paints Ltd.	748	31,492
Ecolab, Inc.	307	51,987
Givaudan SA	9	35,771
Linde PLC	235	73,311
NOF Corp.	522	19,593
Quaker Houghton	196	31,891
Sherwin-Williams Co.	234	64,341
Shin-Etsu Chemical Co. Ltd.	254	34,908
Sika AG	146	44,597
Symrise AG	222	26,417
		467,208
Metals & Mining - 0.9%
First Quantum Minerals Ltd.	1,114	31,938
Freeport-McMoRan, Inc.	1,670	67,719
Lynas Rare Earths Ltd. (a)	4,812	30,196
		129,853

TOTAL MATERIALS		597,061

REAL ESTATE - 5.2%
Equity Real Estate Investment Trusts (REITs) - 4.1%
American Tower Corp.	275	66,281
ARGAN SA	205	24,113
Big Yellow Group PLC	1,256	22,698
Embassy Office Parks (REIT)	7,363	36,917
Equinix, Inc.	83	59,684
Equity Lifestyle Properties, Inc.	756	58,424
Extra Space Storage, Inc.	276	52,440
Irish Residential Properties REIT PLC	16,250	24,964
National Storage REIT unit	18,384	33,298
Prologis (REIT), Inc.	574	92,006
Safestore Holdings PLC	1,798	28,286
Segro PLC	1,773	29,684
Summit Industrial Income REIT	1,486	23,528
Sun Communities, Inc.	320	56,182
Warehouses de Pauw	592	22,774
Warehouses de Pauw rights (a)(d)	592	550
		631,829
Real Estate Management & Development - 1.1%
Ayala Land, Inc.	43,711	26,636
CBRE Group, Inc.	589	48,911
Colliers International Group, Inc.	212	23,409
Longfor Properties Co. Ltd. (c)	5,931	29,374
Oberoi Realty Ltd. (a)	3,181	39,581
		167,911

TOTAL REAL ESTATE		799,740

UTILITIES - 1.1%
Electric Utilities - 0.6%
NextEra Energy, Inc.	1,171	83,164
Gas Utilities - 0.2%
Nippon Gas Co. Ltd.	2,444	34,681
Water Utilities - 0.3%
American Water Works Co., Inc.	310	47,765

TOTAL UTILITIES		165,610

TOTAL COMMON STOCKS
(Cost $14,532,743)		15,355,915

Nonconvertible Preferred Stocks - 0.2%
HEALTH CARE - 0.2%
Health Care Equipment & Supplies - 0.2%
Sartorius AG (non-vtg.)
(Cost $18,252)	71	26,620

Money Market Funds - 0.3%
Fidelity Cash Central Fund 0.32% (e)
(Cost $48,442)	48,432	48,442
TOTAL INVESTMENT IN SECURITIES - 100.3%
(Cost $14,599,437)		15,430,977
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(48,192)
NET ASSETS - 100%		$15,382,785

Legend

 (a) Non-income producing

 (b) Level 3 security

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $248,323 or 1.6% of net assets.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.32%	$97,273	$1,619,210	$1,668,041	$80	$--	$--	$48,442	0.0%
Total	$97,273	$1,619,210	$1,668,041	$80	$--	$--	$48,442

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$1,317,420	$977,566	$338,235	$1,619
Consumer Discretionary	2,837,298	2,024,520	812,778	--
Consumer Staples	958,542	510,179	448,363	--
Energy	278,334	211,783	66,551	--
Financials	1,679,279	1,247,004	432,275	--
Health Care	1,158,245	821,521	336,724	--
Industrials	2,253,706	1,228,275	1,023,738	1,693
Information Technology	3,337,300	2,212,225	1,125,075	--
Materials	597,061	374,087	222,974	--
Real Estate	799,740	480,865	318,875	--
Utilities	165,610	130,929	34,681	--
Money Market Funds	48,442	48,442	--	--
Total Investments in Securities:	$15,430,977	$10,267,396	$5,160,269	$3,312

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2022 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $14,550,995)	$15,382,535
Fidelity Central Funds (cost $48,442)	48,442
Total Investment in Securities (cost $14,599,437)		$15,430,977
Cash		8
Foreign currency held at value (cost $1,175)		1,177
Receivable for fund shares sold		2,300
Dividends receivable		15,534
Distributions receivable from Fidelity Central Funds		25
Prepaid expenses		6
Receivable from investment adviser for expense reductions		3,417
Total assets		15,453,444
Liabilities
Payable for investments purchased
Regular delivery	$1,029
Delayed delivery	550
Payable for fund shares redeemed	31,040
Accrued management fee	8,301
Audit fee payable	18,026
Other affiliated payables	4,069
Deferred taxes	6,291
Other payables and accrued expenses	1,353
Total liabilities		70,659
Net Assets		$15,382,785
Net Assets consist of:
Paid in capital		$14,698,519
Total accumulated earnings (loss)		684,266
Net Assets		$15,382,785
Net Asset Value, offering price and redemption price per share ($15,382,785 ÷ 1,239,826 shares)		$12.41

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2022 (Unaudited)
Investment Income
Dividends		$93,192
Income from Fidelity Central Funds		80
Income before foreign taxes withheld		93,272
Less foreign taxes withheld		(5,713)
Total income		87,559
Expenses
Management fee
Basic fee	$60,576
Performance adjustment	8,408
Transfer agent fees	22,235
Accounting fees and expenses	3,749
Custodian fees and expenses	4,584
Independent trustees' fees and expenses	34
Registration fees	6,107
Audit	24,441
Legal	13
Miscellaneous	98
Total expenses before reductions	130,245
Expense reductions	(33,960)
Total expenses after reductions		96,285
Net investment income (loss)		(8,726)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $2,894)	(8,806)
Foreign currency transactions	(1,557)
Total net realized gain (loss)		(10,363)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $8,969)	(5,002,923)
Assets and liabilities in foreign currencies	(661)
Total change in net unrealized appreciation (depreciation)		(5,003,584)
Net gain (loss)		(5,013,947)
Net increase (decrease) in net assets resulting from operations		$(5,022,673)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2022 (Unaudited)	Year ended October 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(8,726)	$(42,567)
Net realized gain (loss)	(10,363)	611,309
Change in net unrealized appreciation (depreciation)	(5,003,584)	4,480,723
Net increase (decrease) in net assets resulting from operations	(5,022,673)	5,049,465
Distributions to shareholders	(572,700)	–
Share transactions
Proceeds from sales of shares	2,486,207	11,858,773
Reinvestment of distributions	537,633	–
Cost of shares redeemed	(3,537,752)	(5,470,813)
Net increase (decrease) in net assets resulting from share transactions	(513,912)	6,387,960
Total increase (decrease) in net assets	(6,109,285)	11,437,425
Net Assets
Beginning of period	21,492,070	10,054,645
End of period	$15,382,785	$21,492,070
Other Information
Shares
Sold	164,166	815,088
Issued in reinvestment of distributions	33,571	–
Redeemed	(245,878)	(371,566)
Net increase (decrease)	(48,141)	443,522

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Enduring Opportunities Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2022	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$16.69	$11.91	$10.00
Income from Investment Operations
Net investment income (loss)B,C	(.01)	(.04)	(.01)
Net realized and unrealized gain (loss)	(3.83)	4.82	1.93
Total from investment operations	(3.84)	4.78	1.92
Distributions from net investment income	(.03)	–	–D
Distributions from net realized gain	(.41)	–	–
Tax Return of capital	–	–	(.01)
Total distributions	(.44)	–	(.01)
Net asset value, end of period	$12.41	$16.69	$11.91
Total ReturnE,F	(23.60)%	40.13%	19.22%
Ratios to Average Net AssetsC,G,H
Expenses before reductions	1.35%I	1.70%	2.63%I
Expenses net of fee waivers, if any	1.00%I	1.08%	1.10%I
Expenses net of all reductions	1.00%I	1.08%	1.09%I
Net investment income (loss)	(.09)%I	(.25)%	(.10)%I
Supplemental Data
Net assets, end of period (000 omitted)	$15,383	$21,492	$10,055
Portfolio turnover rateJ	15%I	23%	17%I

 A For the period November 5, 2019 (commencement of operations) through October 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2022

1. Organization.

Fidelity Enduring Opportunities Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2022 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Deferred taxes on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,658,110
Gross unrealized depreciation	(1,886,238)
Net unrealized appreciation (depreciation)	$771,872
Tax cost	$14,659,105

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Enduring Opportunities Fund	1,417,917	2,360,590

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. During January 2022 the Board approved a change in the individual fund fee rate from .45% to .35% effective February 1, 2022. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to its benchmark index, the MSCI ACWI (All Country World Index) Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .72% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .23% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Enduring Opportunities Fund	.04

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Enduring Opportunities Fund	$4

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Enduring Opportunities Fund	77,564	15,686	(349)

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Enduring Opportunities Fund	$16

7. Expense Reductions.

The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .95% of average net assets. This reimbursement will remain in place through February 28, 2023. The expense limitation prior to February, 1, 2022 was 1.05%. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $33,667.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $4.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses in the amount of $289.

8. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% and certain otherwise unaffiliated shareholders were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %
Fidelity Enduring Opportunities Fund	21%

9. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2021 to April 30, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2021	Ending Account Value April 30, 2022	Expenses Paid During Period-B November 1, 2021 to April 30, 2022
Fidelity Enduring Opportunities Fund	1.00%
Actual		$1,000.00	$764.00	$4.37
Hypothetical-C		$1,000.00	$1,019.84	$5.01

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Enduring Opportunities Fund

At its January 2022 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved an amended and restated management contract with Fidelity Management & Research Company LLC (FMR) for the fund to take effect February 1, 2022 (the Amended Contract) that lowered the management fee rate to be paid. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided.  The Board noted that it previously received and considered materials relating to the nature, extent and quality of services provided by FMR and the fund's sub-advisers to the fund, including the resources dedicated to investment management and support services, shareholder and administrative services, the benefits to shareholders of investment in a large fund family, and the investment performance of the fund in connection with the annual renewal of the fund's current management contract and sub-advisory agreements (Advisory Contracts). At its January 2022 meeting, the Board concluded that the nature, extent and quality of the services provided to the fund under the existing Advisory Contracts should benefit the fund's shareholders. The Board noted that approval of the Amended Contract would not change the fund's portfolio manager, the investment processes, the level or nature of services provided, the resources and personnel allocated or trading and compliance operations. The Board concluded that the nature, extent, and quality of services to be provided to the fund under the Amended Contract will continue to benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered that it received and reviewed information regarding the fund's current management fee and total expense ratio compared to "mapped groups" of competitive funds and classes in connection with the annual renewal of the Advisory Contracts. Based on its review, the Board concluded at its January 2022 meeting that the fund's current management fee and total expenses are fair and reasonable in light of the services that the fund receives and the other factors considered. In its review of the proposed management fee rate under the Amended Contract, the Board considered that the proposed management fee rate would be lower than the current management fee rate. The Board also considered that the proposed management fee rate would not result in any changes in the relationships of the fund's management fee rate and total expense ratio to the competitive medians of its total mapped groups of competitor funds provided to the Board in connection with the annual renewal of the existing Advisory Contracts.The Board also noted that, in conjunction with the approval of the lower management fee rate under the Amended Contract, the fund's existing expense cap would also be lowered by the same amount as the management fee reduction.

Based on its review, the Board concluded that the management fee and the total expenses continue to be fair and reasonable in light of the services that the fund receives and the other factors considered.

Costs of the Services and  Profitability. The Board considered that it previously reviewed information regarding the revenues earned and the expenses incurred by FMR in providing services to the fund and the level of FMR's profitability. At its January 2022 meeting, the Board concluded that it was satisfied that FMR's profitability in connection with the operation of the fund was not excessive under the circumstances. Because the Board was approving an arrangement that would reduce the management fee rate, the Board did not consider the costs of the services provided by and the profits realized by FMR to be significant factors in its decision to approve the Amended Contract.

Economies of Scale.  The Board considered that it previously received and reviewed information regarding whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale and that it concluded, at its January 2022 meeting, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity. The Board did not consider economies of scale to be a significant factor in its decision to approve the Amended Contract because the proposed management fee rate is lower than the current management fee rate.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's advisory fee structures are fair and reasonable, and that the Amended Contract should be approved.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

IDF-SANN-0622
1.9896222.102

Fidelity® Sustainable Emerging Markets Equity Fund

Semi-Annual Report

April 30, 2022

Includes Fidelity and Fidelity Advisor share classes

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of April 30, 2022

% of fund's net assets
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR (Taiwan, Semiconductors & Semiconductor Equipment)	9.0
Reliance Industries Ltd. sponsored GDR (India, Oil, Gas & Consumable Fuels)	4.8
Tencent Holdings Ltd. (Cayman Islands, Interactive Media & Services)	4.8
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	3.9
Alibaba Group Holding Ltd. sponsored ADR (Cayman Islands, Internet & Direct Marketing Retail)	3.5
iShares MSCI India ETF (United States of America, Investment Companies)	3.1
China Construction Bank Corp. (H Shares) (China, Banks)	2.4
HDFC Bank Ltd. sponsored ADR (India, Banks)	2.4
E.SUN Financial Holdings Co. Ltd. (Taiwan, Banks)	2.0
POSCO (Korea (South), Metals & Mining)	1.9
37.8

Market Sectors as of April 30, 2022

% of fund's net assets
Financials	20.6
Information Technology	20.0
Consumer Discretionary	12.5
Communication Services	11.4
Materials	7.1
Consumer Staples	5.8
Energy	4.8
Health Care	4.4
Industrials	4.1
Real Estate	1.3
Utilities	0.3

Geographic Diversification (% of fund's net assets)

As of April 30, 2022
Cayman Islands	21.3%
Taiwan	15.0%
Korea (South)	12.6%
India	9.7%
United States of America*	8.7%
China	6.3%
Indonesia	5.4%
Brazil	5.1%
South Africa	4.2%
Other	11.7%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2022

% of fund's net assets
Stocks and Equity Futures	97.5
Short-Term Investments and Net Other Assets (Liabilities)	2.5

Schedule of Investments April 30, 2022 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 90.9%
	Shares	Value
Bermuda - 0.7%
Credicorp Ltd. (United States)	71	$9,861
Kunlun Energy Co. Ltd.	10,706	8,885

TOTAL BERMUDA		18,746

Brazil - 3.7%
Atacadao SA	1,389	5,779
Banco do Brasil SA	1,279	8,594
Localiza Rent A Car SA	1,111	11,897
Localiza Rent A Car SA ADR	1,948	21,710
Natura & Co. Holding SA (a)	3,035	11,412
Natura & Co. Holding SA ADR (a)	998	7,505
Suzano Papel e Celulose SA	1,246	12,503
Suzano Papel e Celulose SA ADR	1,658	16,746

TOTAL BRAZIL		96,146

Cayman Islands - 21.3%
Alibaba Group Holding Ltd. sponsored ADR (a)	930	90,294
Bilibili, Inc. ADR (a)	952	23,172
JD.com, Inc. sponsored ADR	709	43,717
Li Ning Co. Ltd.	1,599	12,463
Meituan Class B (a)(b)	2,146	45,981
NetEase, Inc. ADR	336	32,031
Parade Technologies Ltd.	481	22,888
Pinduoduo, Inc. ADR (a)	442	19,046
Shenzhou International Group Holdings Ltd.	1,512	20,516
Tencent Holdings Ltd.	2,608	122,902
Trip.com Group Ltd. ADR (a)	1,107	26,181
Wuxi Biologics (Cayman), Inc. (a)(b)	5,411	39,938
XP, Inc. Class A (a)	301	7,408
XPeng, Inc. ADR (a)	799	19,663
Zai Lab Ltd. (a)	5,100	20,782

TOTAL CAYMAN ISLANDS		546,982

China - 6.3%
China Construction Bank Corp. (H Shares)	87,653	62,444
China Merchants Bank Co. Ltd. (H Shares)	2,897	17,461
Haier Smart Home Co. Ltd.	1,430	5,052
Kweichow Moutai Co. Ltd. (A Shares)	70	19,318
Ping An Insurance Group Co. of China Ltd. (H Shares)	4,359	27,552
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	100	4,713
Sungrow Power Supply Co. Ltd. (A Shares)	400	3,771
Wuliangye Yibin Co. Ltd. (A Shares)	100	2,436
WuXi AppTec Co. Ltd. (H Shares) (b)	1,372	18,662

TOTAL CHINA		161,409

Hungary - 0.2%
OTP Bank PLC	165	4,971
India - 9.7%
Axis Bank Ltd. GDR (Reg. S) (a)	181	8,494
HDFC Bank Ltd. sponsored ADR	1,109	61,228
ICICI Bank Ltd. sponsored ADR	1,318	25,095
Infosys Ltd. sponsored ADR	1,476	29,328
Reliance Industries Ltd. sponsored GDR (b)	1,732	123,855

TOTAL INDIA		248,000

Indonesia - 5.4%
PT Avia Avian	214,544	12,111
PT Bank Central Asia Tbk	81,765	45,860
PT Bank Mandiri (Persero) Tbk	40,136	24,645
PT Bank Rakyat Indonesia (Persero) Tbk	61,673	20,549
PT Telkom Indonesia Persero Tbk	111,784	35,588

TOTAL INDONESIA		138,753

Korea (South) - 12.6%
Hansol Chemical Co. Ltd.	104	19,904
Hyundai Fire & Marine Insurance Co. Ltd.	280	7,178
LG Chemical Ltd.	53	21,592
LG Energy Solution	16	5,199
LG Household & Health Care Ltd.	7	4,987
NAVER Corp.	163	36,117
POSCO	209	47,467
Samsung Electronics Co. Ltd.	1,894	100,401
Shinhan Financial Group Co. Ltd.	343	11,335
SK Hynix, Inc.	295	25,713
Woori Financial Group, Inc. ADR	1,248	43,206

TOTAL KOREA (SOUTH)		323,099

Malaysia - 0.5%
Press Metal Bhd	8,834	12,111
Mexico - 4.0%
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	1,318	28,765
Grupo Aeroportuario Norte S.A.B. de CV	2,280	16,000
Grupo Financiero Banorte S.A.B. de CV Series O	967	6,383
Grupo Mexico SA de CV Series B	1,221	5,715
Wal-Mart de Mexico SA de CV Series V	13,220	46,748

TOTAL MEXICO		103,611

Netherlands - 0.1%
Yandex NV Series A (a)(c)	517	1,773
Philippines - 1.3%
Ayala Land, Inc.	56,919	34,685
South Africa - 4.2%
Absa Group Ltd.	860	9,291
Capitec Bank Holdings Ltd.	94	13,121
Gold Fields Ltd. sponsored ADR	910	12,221
Impala Platinum Holdings Ltd.	1,455	18,821
MTN Group Ltd.	3,851	40,844
Naspers Ltd. Class N	136	13,716

TOTAL SOUTH AFRICA		108,014

Taiwan - 15.0%
E.SUN Financial Holdings Co. Ltd.	43,445	49,647
eMemory Technology, Inc.	447	18,797
Hon Hai Precision Industry Co. Ltd. (Foxconn)	8,364	28,672
MediaTek, Inc.	1,217	33,569
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	2,486	231,020
Unimicron Technology Corp.	3,235	22,703

TOTAL TAIWAN		384,408

Thailand - 2.5%
CP ALL PCL (For. Reg.)	16,648	31,416
SCB X PCL (For. Reg.)	7,772	25,701
Thai Beverage PCL	15,067	7,422

TOTAL THAILAND		64,539

United Kingdom - 2.4%
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. ELS (UBS AG London Branch Bank Warrant Programme) Class A warrants 12/7/22 (a)(b)	572	26,616
Sungrow Power Supply Co. Ltd. ELS (UBS AG London Branch Bank Warrant Programme) Class A warrants 8/4/23 (a)(b)	2,271	21,371
Wuliangye Yibin Co. Ltd. ELS (UBS AG London Branch Bank Warrant Programme) Class A warrants 10/27/23 (a)(b)	558	13,471

TOTAL UNITED KINGDOM		61,458

United States of America - 1.0%
Li Auto, Inc. ADR (a)	1,160	26,019
TOTAL COMMON STOCKS
(Cost $2,617,684)		2,334,724

Nonconvertible Preferred Stocks - 1.4%
Brazil - 1.4%
Banco do Brasil SA sponsored ADR	853	5,732
Itau Unibanco Holding SA	2,595	12,529
Itau Unibanco Holding SA sponsored ADR	3,960	18,968
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $36,985)		37,229

Investment Companies - 3.1%
United States of America - 3.1%
iShares MSCI India ETF
(Cost $80,595)	1,804	78,727

Money Market Funds - 5.0%
Fidelity Cash Central Fund 0.32% (d)
(Cost $127,258)	127,233	127,258
TOTAL INVESTMENT IN SECURITIES - 100.4%
(Cost $2,862,522)		2,577,938
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(10,894)
NET ASSETS - 100%		$2,567,044

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	1	June 2022	$52,870	$1,108	$1,108

The notional amount of futures purchased as a percentage of Net Assets is 2.1%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $289,894 or 11.3% of net assets.

 (c) Level 3 security

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.32%	$--	$3,037,021	$2,909,763	$106	$--	$--	$127,258	0.0%
Total	$--	$3,037,021	$2,909,763	$106	$--	$--	$127,258

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$292,427	$55,203	$235,451	$1,773
Consumer Discretionary	322,648	224,920	97,728	--
Consumer Staples	150,494	71,444	79,050	--
Energy	123,855	--	123,855	--
Financials	527,253	203,975	323,278	--
Health Care	110,711	--	110,711	--
Industrials	108,713	78,372	30,341	--
Information Technology	513,091	260,348	252,743	--
Materials	179,191	47,185	132,006	--
Real Estate	34,685	--	34,685	--
Utilities	8,885	--	8,885	--
Investment Companies	78,727	78,727	--	--
Money Market Funds	127,258	127,258	--	--
Total Investments in Securities:	$2,577,938	$1,147,432	$1,428,733	$1,773
Derivative Instruments:
Assets
Futures Contracts	$1,108	$1,108	$--	$--
Total Assets	$1,108	$1,108	$--	$--
Total Derivative Instruments:	$1,108	$1,108	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$1,108	$0
Total Equity Risk	1,108	0
Total Value of Derivatives	$1,108	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2022 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $2,735,264)	$2,450,680
Fidelity Central Funds (cost $127,258)	127,258
Total Investment in Securities (cost $2,862,522)		$2,577,938
Segregated cash with brokers for derivative instruments		6,349
Cash		113
Foreign currency held at value (cost $3,621)		3,621
Receivable for investments sold		8,697
Receivable for fund shares sold		20,482
Dividends receivable		1,540
Distributions receivable from Fidelity Central Funds		49
Receivable for daily variation margin on futures contracts		588
Receivable from investment adviser for expense reductions		27,216
Total assets		2,646,593
Liabilities
Payable for investments purchased	$27,515
Accrued management fee	1,739
Audit fee payable	14,068
Custodian fee payable	10,091
Registration fee payable	25,370
Distribution and service plan fees payable	312
Other affiliated payables	454
Total liabilities		79,549
Net Assets		$2,567,044
Net Assets consist of:
Paid in capital		$3,017,501
Total accumulated earnings (loss)		(450,457)
Net Assets		$2,567,044
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($206,330 ÷ 25,041 shares)(a)		$8.24
Maximum offering price per share (100/94.25 of $8.24)		$8.74
Class M:
Net Asset Value and redemption price per share ($205,877 ÷ 25,000 shares)(a)		$8.24
Maximum offering price per share (100/96.50 of $8.24)		$8.54
Class C:
Net Asset Value and offering price per share ($205,650 ÷ 25,000 shares)(a)		$8.23
Fidelity Sustainable Emerging Markets Equity Fund:
Net Asset Value, offering price and redemption price per share ($1,536,482 ÷ 186,371 shares)		$8.24
Class I:
Net Asset Value, offering price and redemption price per share ($206,104 ÷ 25,000 shares)		$8.24
Class Z:
Net Asset Value, offering price and redemption price per share ($206,601 ÷ 25,052 shares)		$8.25

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		For the period February 10, 2022 (commencement of operations) through April 30, 2022 (Unaudited)
Investment Income
Dividends		$7,445
Income from Fidelity Central Funds		106
Income before foreign taxes withheld		7,551
Less foreign taxes withheld		(1,218)
Total income		6,333
Expenses
Management fee	$4,195
Transfer agent fees	770
Distribution and service plan fees	854
Accounting fees and expenses	280
Custodian fees and expenses	10,089
Independent trustees' fees and expenses	1
Registration fees	31,370
Audit	14,815
Miscellaneous	111
Total expenses before reductions	62,485
Expense reductions	(54,650)
Total expenses after reductions		7,835
Net investment income (loss)		(1,502)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(148,918)
Foreign currency transactions	(2,440)
Futures contracts	(14,078)
Total net realized gain (loss)		(165,436)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(284,584)
Assets and liabilities in foreign currencies	(43)
Futures contracts	1,108
Total change in net unrealized appreciation (depreciation)		(283,519)
Net gain (loss)		(448,955)
Net increase (decrease) in net assets resulting from operations		$(450,457)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

For the period February 10, 2022 (commencement of operations) through April 30, 2022 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(1,502)
Net realized gain (loss)	(165,436)
Change in net unrealized appreciation (depreciation)	(283,519)
Net increase (decrease) in net assets resulting from operations	(450,457)
Share transactions - net increase (decrease)	3,017,501
Total increase (decrease) in net assets	2,567,044
Net Assets
Beginning of period	–
End of period	$2,567,044

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Sustainable Emerging Markets Equity Fund Class A

Six months ended (Unaudited) April 30,
2022 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B,C	(.01)
Net realized and unrealized gain (loss)	(1.75)
Total from investment operations	(1.76)
Net asset value, end of period	$8.24
Total ReturnD,E,F	(17.60)%
Ratios to Average Net AssetsC,G,H
Expenses before reductions	11.26%I
Expenses net of fee waivers, if any	1.55%I
Expenses net of all reductions	1.55%I
Net investment income (loss)	(.38)%I
Supplemental Data
Net assets, end of period (000 omitted)	$206
Portfolio turnover rateJ	32%

 A For the period February 10, 2022 (commencement of operations) through April 30, 2022.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Sustainable Emerging Markets Equity Fund Class M

Six months ended (Unaudited) April 30,
2022 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B,C	(.01)
Net realized and unrealized gain (loss)	(1.75)
Total from investment operations	(1.76)
Net asset value, end of period	$8.24
Total ReturnD,E,F	(17.60)%
Ratios to Average Net AssetsC,G,H
Expenses before reductions	11.50%I
Expenses net of fee waivers, if any	1.80%I
Expenses net of all reductions	1.80%I
Net investment income (loss)	(.63)%I
Supplemental Data
Net assets, end of period (000 omitted)	$206
Portfolio turnover rateJ	32%

 A For the period February 10, 2022 (commencement of operations) through April 30, 2022.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Sustainable Emerging Markets Equity Fund Class C

Six months ended (Unaudited) April 30,
2022 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B,C	(.02)
Net realized and unrealized gain (loss)	(1.75)
Total from investment operations	(1.77)
Net asset value, end of period	$8.23
Total ReturnD,E,F	(17.70)%
Ratios to Average Net AssetsC,G,H
Expenses before reductions	12.00%I
Expenses net of fee waivers, if any	2.30%I
Expenses net of all reductions	2.30%I
Net investment income (loss)	(1.13)%I
Supplemental Data
Net assets, end of period (000 omitted)	$206
Portfolio turnover rateJ	32%

 A For the period February 10, 2022 (commencement of operations) through April 30, 2022.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Sustainable Emerging Markets Equity Fund

Six months ended (Unaudited) April 30,
2022 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B,C	–
Net realized and unrealized gain (loss)	(1.76)
Total from investment operations	(1.76)
Net asset value, end of period	$8.24
Total ReturnD,E	(17.60)%
Ratios to Average Net AssetsC,F,G
Expenses before reductions	11.70%H
Expenses net of fee waivers, if any	1.30%H
Expenses net of all reductions	1.30%H
Net investment income (loss)	(.13)%H
Supplemental Data
Net assets, end of period (000 omitted)	$1,536
Portfolio turnover rateI	32%

 A For the period February 10, 2022 (commencement of operations) through April 30, 2022.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Sustainable Emerging Markets Equity Fund Class I

Six months ended (Unaudited) April 30,
2022 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B,C	–
Net realized and unrealized gain (loss)	(1.76)
Total from investment operations	(1.76)
Net asset value, end of period	$8.24
Total ReturnD,E	(17.60)%
Ratios to Average Net AssetsC,F,G
Expenses before reductions	11.00%H
Expenses net of fee waivers, if any	1.30%H
Expenses net of all reductions	1.30%H
Net investment income (loss)	(.13)%H
Supplemental Data
Net assets, end of period (000 omitted)	$206
Portfolio turnover rateI	32%

 A For the period February 10, 2022 (commencement of operations) through April 30, 2022.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Sustainable Emerging Markets Equity Fund Class Z

Six months ended (Unaudited) April 30,
2022 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B,C	–
Net realized and unrealized gain (loss)	(1.75)
Total from investment operations	(1.75)
Net asset value, end of period	$8.25
Total ReturnD,E	(17.50)%
Ratios to Average Net AssetsC,F,G
Expenses before reductions	10.94%H
Expenses net of fee waivers, if any	1.15%H
Expenses net of all reductions	1.15%H
Net investment income (loss)	.02%H
Supplemental Data
Net assets, end of period (000 omitted)	$207
Portfolio turnover rateI	32%

 A For the period February 10, 2022 (commencement of operations) through April 30, 2022.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2022

1. Organization.

Fidelity Sustainable Emerging Markets Equity Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Fidelity Sustainable Emerging Markets Equity Fund, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile. Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance depending on whether certain investments are in or out of favor. The criteria related to the Fund's ESG ratings process and/or adherence to its sustainable investing exclusion criteria may result in the Fund forgoing opportunities to buy certain securities when it might otherwise be advantageous to do so, or selling securities for ESG reasons when it might be otherwise disadvantageous for it to do so. As a result, the Fund's performance may at times be better or worse than the performance of funds that do not use ESG or sustainability criteria. There are significant differences in interpretations of what it means for an issuer to have positive ESG factors. While the investment adviser believes its definitions are reasonable, the portfolio decisions it makes may differ with other investors' or advisers' views.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2022 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$41,376
Gross unrealized depreciation	(358,151)
Net unrealized appreciation (depreciation)	$(316,775)
Tax cost	$2,895,821

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Sustainable Emerging Markets Equity Fund	3,589,835	733,581

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .55% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .10% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Fund as compared to its benchmark index, the MSCI Emerging Markets Index, over the same 36 month performance period. The Fund's performance adjustment will not take effect until February 28, 2023. Subsequent months will be added until the performance period includes 36 months. For the reporting period, the total annualized management fee rate was .77% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$122	$122
Class M	.25%	.25%	244	244
Class C	.75%	.25%	488	488
			$854	$854

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$54.11
Class M	46.09
Class C	46.09
Fidelity Sustainable Emerging Markets Equity Fund	557.19
Class I	47.10
Class Z	20.04
	$770

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Sustainable Emerging Markets Equity Fund	.05

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Sustainable Emerging Markets Equity Fund	$28

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Sustainable Emerging Markets Equity Fund	26,870	14,234	(7,050)

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through February 28, 2023. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.55%	$4,731
Class M	1.80%	4,715
Class C	2.30%	4,712
Fidelity Sustainable Emerging Markets Equity Fund	1.30%	30,989
Class I	1.30%	4,718
Class Z	1.15%	4,776
		$54,641

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $9.

Effective June 1, 2022, the investment adviser contractually agreed to reimburse expenses to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through February 28, 2023. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

Expense Limitations
Class A	1.50%
Class M	1.75%
Class C	2.25%
Fidelity Sustainable Emerging Markets Equity Fund	1.25%
Class I	1.25%
Class Z	1.10%

9. Share Transactions.

Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Dollars
	Six months ended April 30, 2022(a)	Six months ended April 30, 2022(a)
Fidelity Sustainable Emerging Markets Equity Fund
Class A
Shares sold	25,041	$250,393
Net increase (decrease)	25,041	$250,393
Class M
Shares sold	25,000	$250,000
Net increase (decrease)	25,000	$250,000
Class C
Shares sold	25,000	$250,000
Net increase (decrease)	25,000	$250,000
Fidelity Sustainable Emerging Markets Equity Fund
Shares sold	200,838	$1,888,370
Shares redeemed	(14,467)	(121,759)
Net increase (decrease)	186,371	$1,766,611
Class I
Shares sold	25,000	$250,000
Net increase (decrease)	25,000	$250,000
Class Z
Shares sold	25,052	$250,497
Net increase (decrease)	25,052	$250,497

 (a) For the period February 10, 2022 (commencement of operations) through April 30, 2022.

10. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %
Fidelity Sustainable Emerging Markets Equity Fund	65%

11. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 10, 2022 to April 30, 2022). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (November 1, 2021 to April 30, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value	Ending Account Value April 30, 2022	Expenses Paid During Period
Fidelity Sustainable Emerging Markets Equity Fund
Class A	1.55%
Actual		$1,000.00	$824.00	$3.10**B
Hypothetical-C		$1,000.00	$1,017.11	$7.75**D
Class M	1.80%
Actual		$1,000.00	$824.00	$3.60**B
Hypothetical-C		$1,000.00	$1,015.87	$9.00**D
Class C	2.30%
Actual		$1,000.00	$823.00	$4.59-B
Hypothetical-C		$1,000.00	$1,013.39	$11.48-D
Fidelity Sustainable Emerging Markets Equity Fund	1.30%
Actual		$1,000.00	$824.00	$2.60**B
Hypothetical-C		$1,000.00	$1,018.35	$6.51**D
Class I	1.30%
Actual		$1,000.00	$824.00	$2.60**B
Hypothetical-C		$1,000.00	$1,018.35	$6.51**D
Class Z	1.15%
Actual		$1,000.00	$825.00	$2.30**B
Hypothetical-C		$1,000.00	$1,019.09	$5.76**D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Actual expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 80/365 (to reflect the period February 10, 2022 to April 30, 2022.

 C 5% return per year before expenses

 D Hypothetical expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

** If fees and changes to the expense contract and/ or expense cap, effective June 1, 2022, had been in effect during the entire current period, the restated annualized expense ratio and the expenses paid in the actual and hypothetical examples above would be as shown in table below:

	Annualized Expense Ratio-(a)	Expenses Paid
Fidelity Sustainable Emerging Markets Equity Fund
Class A	1.50%
Actual		$3.00-(b)
Hypothetical-(c)		$7.50-(d)
Class M	1.75%
Actual		$3.50-(b)
Hypothetical-(c)		$8.75-(d)
Fidelity Sustainable Emerging Markets Equity Fund	1.25%
Actual		$2.50-(b)
Hypothetical-(c)		$6.26-(d)
Class I	1.25%
Actual		$2.50-(b)
Hypothetical-(c)		$6.26-(d)
Class Z	1.10%
Actual		$2.20-(b)
Hypothetical-(c)		$5.51-(d)

 (a) Annualized expense ratio reflects expenses net of applicable fee waivers.

 (b) Actual expenses are for the period February 10, 2022 to April 30, 2022.

 (c) 5% return per year before expenses

 (d) Hypothetical expenses are for the one-half year period.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Sustainable Emerging Markets Equity Fund

At its October 2021 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements with affiliates of FMR (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are collectively referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operationscapabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment Performance.  The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. The Board considered the Investment Advisers' strength in fundamental, research-driven security selection, which the Board is familiar with through its supervision of other Fidelity funds.

Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio  ..In reviewing the Advisory Contracts, the Board considered the fund's proposed management fee rate and the projected total expense ratio of each class of the fund. The Board noted that the fund's proposed management fee rate is lower than the median fee rate of funds with similar Lipper investment objective categories and comparable investment mandates, regardless of whether their management fee structures are comparable. The Board also considered that the projected total expense ratio of the Retail Class of the fund is below the median of those funds and classes used by the Board for management fee comparisons that have a similar sales load structure. The Board noted that the projected total expense ratio of each of Class A, Class M, Class C, Class I, and Class Z of the fund was above the median of those funds and classes used by the Board for management fee comparisons that have a similar sales load structure primarily as the result of low estimated asset levels. The Board, recognizing that the fund is a new fund and therefore had no historical performance upon which to evaluate the effect of the performance adjustment, noted that it would be able to evaluate its effects in connection with future renewals of the fund's Advisory Contracts.

The Board also noted that FMR has contractually agreed to reimburse each class of the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable), as a percentage of their respective average net assets exceed a certain limit through February 28, 2023.

Based on its review, the Board concluded that the management fee and the projected total expense ratio of each class of the fund were reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability.  The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its future renewal of the fund's Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.

Economies of Scale.  The Board will consider economies of scale when there is operating experience to permit assessment thereof. It noted that, notwithstanding the entrepreneurial risk associated with a new fund, the management fee was at a level normally associated, by comparison with competitors, with very high fund net assets, and Fidelity asserted to the Board that the level of the fee anticipated economies of scale at lower asset levels even before, if ever, economies of scale are achieved. The Board also noted that the fund and its shareholders would have access to the very considerable number and variety of services available through Fidelity and its affiliates.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be approved.

MAR-SANN-0622
1.9905244.100

Fidelity® Sustainable International Equity Fund

Semi-Annual Report

April 30, 2022

Includes Fidelity and Fidelity Advisor share classes

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of April 30, 2022

% of fund's net assets
Sony Group Corp. (Japan, Household Durables)	3.4
Nestle SA (Reg. S) (Switzerland, Food Products)	3.3
ORIX Corp. (Japan, Diversified Financial Services)	3.3
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	3.3
AXA SA (France, Insurance)	3.1
ASML Holding NV (Netherlands) (Netherlands, Semiconductors & Semiconductor Equipment)	2.9
AstraZeneca PLC (United Kingdom) (United Kingdom, Pharmaceuticals)	2.6
Siemens AG (Germany, Industrial Conglomerates)	2.5
Merck KGaA (Germany, Pharmaceuticals)	2.0
Boliden AB (Sweden, Metals & Mining)	1.9
28.3

Market Sectors as of April 30, 2022

% of fund's net assets
Financials	18.7
Industrials	17.0
Health Care	13.9
Information Technology	12.4
Consumer Discretionary	10.0
Consumer Staples	7.9
Materials	6.0
Utilities	4.5
Communication Services	3.1
Energy	1.3
Real Estate	0.9

Geographic Diversification (% of fund's net assets)

As of April 30, 2022
Japan	18.6%
France	11.3%
United Kingdom	10.2%
Switzerland	7.7%
Germany	7.7%
Sweden	4.8%
United States of America*	4.3%
Netherlands	3.7%
Spain	3.5%
Other	28.2%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2022

% of fund's net assets
Stocks	95.7
Short-Term Investments and Net Other Assets (Liabilities)	4.3

Schedule of Investments April 30, 2022 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.7%
	Shares	Value
Australia - 2.3%
Bapcor Ltd.	4,314	$20,450
Macquarie Group Ltd.	284	40,886

TOTAL AUSTRALIA		61,336

Austria - 2.3%
Verbund AG	389	41,580
Wienerberger AG	750	21,171

TOTAL AUSTRIA		62,751

Bailiwick of Jersey - 1.3%
Experian PLC	1	35
Ferguson PLC	269	33,746

TOTAL BAILIWICK OF JERSEY		33,781

Belgium - 1.8%
KBC Group NV	188	12,790
UCB SA	308	35,011

TOTAL BELGIUM		47,801

Canada - 1.8%
Nutrien Ltd.	278	27,319
The Toronto-Dominion Bank	291	21,019

TOTAL CANADA		48,338

Denmark - 1.8%
ORSTED A/S (a)	308	34,074
Vestas Wind Systems A/S	593	15,122

TOTAL DENMARK		49,196

Finland - 1.3%
Neste OYJ	811	34,799
France - 11.3%
AXA SA	3,182	84,180
BNP Paribas SA	594	30,800
Capgemini SA	240	48,859
L'Oreal SA	74	26,922
Legrand SA	351	31,104
LVMH Moet Hennessy Louis Vuitton SE	65	42,064
Pernod Ricard SA	138	28,481
Societe Generale Series A	38	913
Worldline SA (a)(b)	223	8,774

TOTAL FRANCE		302,097

Germany - 7.7%
Brenntag SE	220	16,976
Deutsche Post AG	940	40,159
Infineon Technologies AG	569	16,150
Merck KGaA	282	52,319
Puma AG	196	14,421
Siemens AG	541	66,519

TOTAL GERMANY		206,544

Hong Kong - 3.3%
AIA Group Ltd.	3,455	33,941
Hang Seng Bank Ltd.	1,985	35,145
Hong Kong Exchanges and Clearing Ltd.	474	20,107

TOTAL HONG KONG		89,193

India - 1.7%
HDFC Bank Ltd. sponsored ADR	801	44,223
Ireland - 3.3%
CRH PLC	1,060	42,211
Dalata Hotel Group PLC (b)	6,114	27,927
Kingspan Group PLC (Ireland)	180	16,756

TOTAL IRELAND		86,894

Italy - 1.1%
Carel Industries SpA (a)	613	14,750
Intesa Sanpaolo SpA	7,735	15,762

TOTAL ITALY		30,512

Japan - 18.6%
FUJIFILM Holdings Corp.	330	18,141
Hitachi Ltd.	1,024	48,565
Hoya Corp.	462	45,850
Itochu Corp.	1,466	44,245
Murata Manufacturing Co. Ltd.	194	11,564
Nomura Research Institute Ltd.	683	19,313
ORIX Corp.	4,874	88,897
Persol Holdings Co. Ltd.	975	19,344
Recruit Holdings Co. Ltd.	884	32,073
Sony Group Corp.	1,044	90,094
Tokyo Electron Ltd.	84	35,444
Z Holdings Corp.	11,217	44,036

TOTAL JAPAN		497,566

Kenya - 0.7%
Safaricom Ltd.	64,140	18,666
Netherlands - 3.7%
ASML Holding NV (Netherlands)	137	77,753
Heineken NV (Bearer)	208	20,303

TOTAL NETHERLANDS		98,056

New Zealand - 2.0%
EBOS Group Ltd.	1,425	38,867
Ryman Healthcare Group Ltd.	2,262	13,387

TOTAL NEW ZEALAND		52,254

Norway - 1.6%
DNB Bank ASA	1,830	35,460
Schibsted ASA (A Shares)	301	6,273

TOTAL NORWAY		41,733

Spain - 3.5%
Amadeus IT Holding SA Class A (b)	613	38,412
Cellnex Telecom SA (a)	209	9,742
EDP Renovaveis SA	735	17,395
Iberdrola SA	2,538	29,164

TOTAL SPAIN		94,713

Sweden - 4.8%
Boliden AB	1,172	50,819
Bravida Holding AB (a)	618	6,336
Instalco AB	1,416	8,739
Investor AB (B Shares)	687	13,220
Lagercrantz Group AB (B Shares)	950	9,671
Nibe Industrier AB (B Shares)	4,049	39,698

TOTAL SWEDEN		128,483

Switzerland - 7.7%
Lonza Group AG	32	18,868
Nestle SA (Reg. S)	694	89,591
Roche Holding AG (participation certificate)	237	87,883
SGS SA (Reg.)	4	10,278

TOTAL SWITZERLAND		206,620

Taiwan - 1.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	2,748	49,719
United Kingdom - 10.2%
AstraZeneca PLC (United Kingdom)	513	68,455
Big Yellow Group PLC	574	10,373
Compass Group PLC	2,184	46,086
Dechra Pharmaceuticals PLC	178	8,066
Diageo PLC	833	41,557
Grainger Trust PLC	3,315	12,331
Impax Asset Management Group PLC	626	6,770
Legal & General Group PLC	5,742	17,898
Mondi PLC	976	18,335
Ocado Group PLC (b)	370	4,232
Smart Metering Systems PLC	1,318	13,633
WH Smith PLC (b)	1,328	23,892

TOTAL UNITED KINGDOM		271,628

TOTAL COMMON STOCKS
(Cost $2,890,751)		2,556,903

Money Market Funds - 3.5%
Fidelity Cash Central Fund 0.32% (c)
(Cost $93,112)	93,093	93,112
TOTAL INVESTMENT IN SECURITIES - 99.2%
(Cost $2,983,863)		2,650,015
NET OTHER ASSETS (LIABILITIES) - 0.8%		22,296
NET ASSETS - 100%		$2,672,311

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $73,676 or 2.8% of net assets.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.32%	$--	$2,922,942	$2,829,830	$62	$--	$--	$93,112	0.0%
Total	$--	$2,922,942	$2,829,830	$62	$--	$--	$93,112

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$78,717	$18,666	$60,051	$--
Consumer Discretionary	264,934	--	264,934	--
Consumer Staples	211,086	--	211,086	--
Energy	34,799	--	34,799	--
Financials	502,011	65,242	436,769	--
Health Care	368,706	--	368,706	--
Industrials	458,078	--	458,078	--
Information Technology	333,800	--	333,800	--
Materials	159,855	27,319	132,536	--
Real Estate	22,704	--	22,704	--
Utilities	122,213	--	122,213	--
Money Market Funds	93,112	93,112	--	--
Total Investments in Securities:	$2,650,015	$204,339	$2,445,676	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2022 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $2,890,751)	$2,556,903
Fidelity Central Funds (cost $93,112)	93,112
Total Investment in Securities (cost $2,983,863)		$2,650,015
Foreign currency held at value (cost $338)		338
Receivable for investments sold		26,113
Receivable for fund shares sold		23,423
Dividends receivable		10,903
Distributions receivable from Fidelity Central Funds		29
Receivable from investment adviser for expense reductions		24,524
Total assets		2,735,345
Liabilities
Payable for investments purchased	$16,196
Accrued management fee	1,549
Distribution and service plan fees payable	326
Audit fee payable	13,724
Registration fee payable	25,372
Custodian fee payable	5,367
Other affiliated payables	500
Total liabilities		63,034
Net Assets		$2,672,311
Net Assets consist of:
Paid in capital		$3,065,588
Total accumulated earnings (loss)		(393,277)
Net Assets		$2,672,311
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($212,944 ÷ 25,057 shares)(a)		$8.50
Maximum offering price per share (100/94.25 of $8.50)		$9.02
Class M:
Net Asset Value and redemption price per share ($212,339 ÷ 25,000 shares)(a)		$8.49
Maximum offering price per share (100/96.50 of $8.49)		$8.80
Class C:
Net Asset Value and offering price per share ($212,105 ÷ 25,000 shares)(a)		$8.48
Fidelity Sustainable International Equity Fund:
Net Asset Value, offering price and redemption price per share ($1,609,248 ÷ 189,254 shares)		$8.50
Class I:
Net Asset Value, offering price and redemption price per share ($213,032 ÷ 25,054 shares)		$8.50
Class Z:
Net Asset Value, offering price and redemption price per share ($212,643 ÷ 25,000 shares)		$8.51

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		For the period February 10, 2022 (commencement of operations) through April 30, 2022 (Unaudited)
Investment Income
Dividends		$21,561
Income from Fidelity Central Funds		62
Income before foreign taxes withheld		21,623
Less foreign taxes withheld		(2,738)
Total income		18,885
Expenses
Management fee	$3,483
Transfer agent fees	810
Distribution and service plan fees	874
Accounting fees and expenses	267
Custodian fees and expenses	5,366
Independent trustees' fees and expenses	1
Registration fees	31,372
Audit	14,431
Miscellaneous	111
Total expenses before reductions	56,715
Expense reductions	(50,523)
Total expenses after reductions		6,192
Net investment income (loss)		12,693
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(67,676)
Foreign currency transactions	(4,050)
Total net realized gain (loss)		(71,726)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(333,848)
Assets and liabilities in foreign currencies	(396)
Total change in net unrealized appreciation (depreciation)		(334,244)
Net gain (loss)		(405,970)
Net increase (decrease) in net assets resulting from operations		$(393,277)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

For the period February 10, 2022 (commencement of operations) through April 30, 2022 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$12,693
Net realized gain (loss)	(71,726)
Change in net unrealized appreciation (depreciation)	(334,244)
Net increase (decrease) in net assets resulting from operations	(393,277)
Share transactions - net increase (decrease)	3,065,588
Total increase (decrease) in net assets	2,672,311
Net Assets
Beginning of period	–
End of period	$2,672,311

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Sustainable International Equity Fund Class A

Six months ended (Unaudited) April 30,
2022 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.05
Net realized and unrealized gain (loss)	(1.55)
Total from investment operations	(1.50)
Net asset value, end of period	$8.50
Total ReturnD,E,F	(15.00)%
Ratios to Average Net AssetsC,G,H
Expenses before reductions	10.90%I
Expenses net of fee waivers, if any	1.30%I
Expenses net of all reductions	1.30%I
Net investment income (loss)	2.37%I
Supplemental Data
Net assets, end of period (000 omitted)	$213
Portfolio turnover rateJ	9%

 A For the period February 10, 2022 (commencement of operations) through April 30, 2022.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Sustainable International Equity Fund Class M

Six months ended (Unaudited) April 30,
2022 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.04
Net realized and unrealized gain (loss)	(1.55)
Total from investment operations	(1.51)
Net asset value, end of period	$8.49
Total ReturnD,E,F	(15.10)%
Ratios to Average Net AssetsC,G,H
Expenses before reductions	11.11%I
Expenses net of fee waivers, if any	1.55%I
Expenses net of all reductions	1.55%I
Net investment income (loss)	2.13%I
Supplemental Data
Net assets, end of period (000 omitted)	$212
Portfolio turnover rateJ	9%

 A For the period February 10, 2022 (commencement of operations) through April 30, 2022.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Sustainable International Equity Fund Class C

Six months ended (Unaudited) April 30,
2022 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.03
Net realized and unrealized gain (loss)	(1.55)
Total from investment operations	(1.52)
Net asset value, end of period	$8.48
Total ReturnD,E,F	(15.20)%
Ratios to Average Net AssetsC,G,H
Expenses before reductions	11.60%I
Expenses net of fee waivers, if any	2.05%I
Expenses net of all reductions	2.05%I
Net investment income (loss)	1.63%I
Supplemental Data
Net assets, end of period (000 omitted)	$212
Portfolio turnover rateJ	9%

 A For the period February 10, 2022 (commencement of operations) through April 30, 2022.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Sustainable International Equity Fund

Six months ended (Unaudited) April 30,
2022 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.05
Net realized and unrealized gain (loss)	(1.55)
Total from investment operations	(1.50)
Net asset value, end of period	$8.50
Total ReturnD,E	(15.00)%
Ratios to Average Net AssetsC,F,G
Expenses before reductions	11.11%H
Expenses net of fee waivers, if any	1.05%H
Expenses net of all reductions	1.05%H
Net investment income (loss)	2.63%H
Supplemental Data
Net assets, end of period (000 omitted)	$1,609
Portfolio turnover rateI	9%

 A For the period February 10, 2022 (commencement of operations) through April 30, 2022.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Sustainable International Equity Fund Class I

Six months ended (Unaudited) April 30,
2022 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.05
Net realized and unrealized gain (loss)	(1.55)
Total from investment operations	(1.50)
Net asset value, end of period	$8.50
Total ReturnD,E	(15.00)%
Ratios to Average Net AssetsC,F,G
Expenses before reductions	10.65%H
Expenses net of fee waivers, if any	1.05%H
Expenses net of all reductions	1.05%H
Net investment income (loss)	2.62%H
Supplemental Data
Net assets, end of period (000 omitted)	$213
Portfolio turnover rateI	9%

 A For the period February 10, 2022 (commencement of operations) through April 30, 2022.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Sustainable International Equity Fund Class Z

Six months ended (Unaudited) April 30,
2022 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.05
Net realized and unrealized gain (loss)	(1.54)
Total from investment operations	(1.49)
Net asset value, end of period	$8.51
Total ReturnD,E	(14.90)%
Ratios to Average Net AssetsC,F,G
Expenses before reductions	10.56%H
Expenses net of fee waivers, if any	.90%H
Expenses net of all reductions	.90%H
Net investment income (loss)	2.77%H
Supplemental Data
Net assets, end of period (000 omitted)	$213
Portfolio turnover rateI	9%

 A For the period February 10, 2022 (commencement of operations) through April 30, 2022.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2022

1. Organization.

Fidelity Sustainable International Equity Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Fidelity Sustainable International Equity Fund, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions. Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance depending on whether certain investments are in or out of favor. The criteria related to the Fund's ESG ratings process and/or adherence to its sustainable investing exclusion criteria may result in the Fund forgoing opportunities to buy certain securities when it might otherwise be advantageous to do so, or selling securities for ESG reasons when it might be otherwise disadvantageous for it to do so. As a result, the Fund's performance may at times be better or worse than the performance of funds that do not use ESG or sustainability criteria. There are significant differences in interpretations of what it means for an issuer to have positive ESG factors. While the investment adviser believes its definitions are reasonable, the portfolio decisions it makes may differ with other investors' or advisers' views.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2022 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$20,120
Gross unrealized depreciation	(369,619)
Net unrealized appreciation (depreciation)	$(349,499)
Tax cost	$2,999,514

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Sustainable International Equity Fund	3,170,268	211,850

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .10% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Fidelity Sustainable International Equity Fund as compared to its benchmark index, the MSCI EAFE Index, over the same 36 month performance period. The Fund's performance adjustment will not take effect until October 31, 2022. Subsequent months will be added until the performance period includes 36 months. For the reporting period, the total annualized management fee rate was .68% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$125	$125
Class M	.25%	.25%	250	250
Class C	.75%	.25%	499	499
			$874	$874

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$68.14
Class M	47.09
Class C	47.09
Fidelity Sustainable International Equity Fund	559.21
Class I	68.14
Class Z	21.04
	$810

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Sustainable International Equity Fund	.05

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Sustainable International Equity Fund	73,206	2,665	(631)

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through February 28, 2023. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.30%	$4,792
Class M	1.55%	4,759
Class C	2.05%	4,756
Fidelity Sustainable International Equity Fund	1.05%	26,602
Class I	1.05%	4,793
Class Z	.90%	4,813
		$50,515

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $8.

8. Share Transactions.

Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Dollars
	Six months ended April 30, 2022(a)	Six months ended April 30, 2022(a)
Fidelity Sustainable International Equity Fund
Class A
Shares sold	25,057	$250,541
Net increase (decrease)	25,057	$250,541
Class M
Shares sold	25,000	$250,000
Net increase (decrease)	25,000	$250,000
Class C
Shares sold	25,000	$250,000
Net increase (decrease)	25,000	$250,000
Fidelity Sustainable International Equity Fund
Shares sold	193,768	$1,854,869
Shares redeemed	(4,514)	(40,331)
Net increase (decrease)	189,254	$1,814,538
Class I
Shares sold	25,054	$250,509
Net increase (decrease)	25,054	$250,509
Class Z
Shares sold	25,000	$250,000
Net increase (decrease)	25,000	$250,000

 (a) For the period February 10, 2022 (commencement of operations) through April 30, 2022.

9. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %
Fidelity Sustainable International Equity Fund	64%

In addition, at the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

Fidelity Sustainable Multi-Asset Fund

Fidelity Sustainable International Equity Fund	14%

10. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 10, 2022 to April 30, 2022). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (November 1, 2021 to April 30, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value	Ending Account Value April 30, 2022	Expenses Paid During Period-B
Fidelity Sustainable International Equity Fund
Class A	1.30%
Actual		$1,000.00	$850.00	$2.64-B
Hypothetical-C		$1,000.00	$1,018.35	$6.51-D
Class M	1.55%
Actual		$1,000.00	$849.00	$3.14-B
Hypothetical-C		$1,000.00	$1,017.11	$7.75-D
Class C	2.05%
Actual		$1,000.00	$848.00	$4.15-B
Hypothetical-C		$1,000.00	$1,014.63	$10.24-D
Fidelity Sustainable International Equity Fund	1.05%
Actual		$1,000.00	$850.00	$2.13-B
Hypothetical-C		$1,000.00	$1,019.59	$5.26-D
Class I	1.05%
Actual		$1,000.00	$850.00	$2.13-B
Hypothetical-C		$1,000.00	$1,019.59	$5.26-D
Class Z	.90%
Actual		$1,000.00	$851.00	$1.83-B
Hypothetical-C		$1,000.00	$1,020.33	$4.51-D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Actual expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 80/365 (to reflect the period February 10, 2022 to April 30, 2022.

 C 5% return per year before expenses

 D Hypothetical expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Sustainable International Equity Fund

At its October 2021 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements with affiliates of FMR (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are collectively referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operationscapabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment Performance.  The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. The Board considered the Investment Advisers' strength in fundamental, research-driven security selection, which the Board is familiar with through its supervision of other Fidelity funds.

Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio  ..In reviewing the Advisory Contracts, the Board considered the fund's proposed management fee rate and the projected total expense ratio of each class of the fund. The Board noted that the fund's proposed management fee rate is lower than the median fee rate of funds with similar Lipper investment objective categories and comparable investment mandates, regardless of whether their management fee structures are comparable. The Board also considered that the projected total expense ratio of the Retail Class and Class Z of the fund is below the median of those funds and classes used by the Board for management fee comparisons that have a similar sales load structure. The Board noted that the projected total expense ratio of each of Class A, Class M, Class C, and Class I of the fund was above the median of those funds and classes used by the Board for management fee comparisons that have a similar sales load structure primarily as the result of low estimated asset levels. The Board, recognizing that the fund is a new fund and therefore had no historical performance upon which to evaluate the effect of the performance adjustment, noted that it would be able to evaluate its effects in connection with future renewals of the fund's Advisory Contracts.

The Board also noted that FMR has contractually agreed to reimburse each class of the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable), as a percentage of their respective average net assets exceed a certain limit through February 28, 2023.

Based on its review, the Board concluded that the management fee and the projected total expense ratio of each class of the fund were reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability.  The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its future renewal of the fund's Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.

Economies of Scale.  The Board will consider economies of scale when there is operating experience to permit assessment thereof. It noted that, notwithstanding the entrepreneurial risk associated with a new fund, the management fee was at a level normally associated, by comparison with competitors, with very high fund net assets, and Fidelity asserted to the Board that the level of the fee anticipated economies of scale at lower asset levels even before, if ever, economies of scale are achieved. The Board also noted that the fund and its shareholders would have access to the very considerable number and variety of services available through Fidelity and its affiliates.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be approved.

SIC-SANN-0622
1.9904430.100

Fidelity® SAI Sustainable International Equity Fund

Semi-Annual Report

April 30, 2022

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of April 30, 2022

% of fund's net assets
Sony Group Corp. (Japan, Household Durables)	3.4
Nestle SA (Reg. S) (Switzerland, Food Products)	3.4
ORIX Corp. (Japan, Diversified Financial Services)	3.3
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	3.3
AXA SA (France, Insurance)	3.2
ASML Holding NV (Netherlands) (Netherlands, Semiconductors & Semiconductor Equipment)	2.9
AstraZeneca PLC (United Kingdom) (United Kingdom, Pharmaceuticals)	2.6
Siemens AG (Germany, Industrial Conglomerates)	2.5
Merck KGaA (Germany, Pharmaceuticals)	2.0
Boliden AB (Sweden, Metals & Mining)	1.9
28.5

Market Sectors as of April 30, 2022

% of fund's net assets
Financials	18.8
Industrials	17.2
Health Care	13.9
Information Technology	12.4
Consumer Discretionary	10.1
Consumer Staples	8.0
Materials	6.0
Utilities	4.6
Communication Services	3.0
Energy	1.3
Real Estate	0.9

Geographic Diversification (% of fund's net assets)

As of April 30, 2022
Japan	18.9%
France	11.3%
United Kingdom	10.2%
Switzerland	7.8%
Germany	7.8%
Sweden	4.8%
United States of America*	3.8%
Netherlands	3.7%
Spain	3.5%
Other	28.2%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2022

% of fund's net assets
Stocks	96.2
Short-Term Investments and Net Other Assets (Liabilities)	3.8

Schedule of Investments April 30, 2022 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.2%
	Shares	Value
Australia - 2.3%
Bapcor Ltd.	3,066	$14,534
Macquarie Group Ltd.	202	29,081

TOTAL AUSTRALIA		43,615

Austria - 2.4%
Verbund AG	277	29,608
Wienerberger AG	531	14,989

TOTAL AUSTRIA		44,597

Bailiwick of Jersey - 1.3%
Experian PLC	1	35
Ferguson PLC	191	23,961

TOTAL BAILIWICK OF JERSEY		23,996

Belgium - 1.8%
KBC Group NV	134	9,116
UCB SA	220	25,008

TOTAL BELGIUM		34,124

Canada - 1.8%
Nutrien Ltd.	198	19,457
The Toronto-Dominion Bank	207	14,952

TOTAL CANADA		34,409

Denmark - 1.8%
ORSTED A/S (a)	218	24,117
Vestas Wind Systems A/S	422	10,761

TOTAL DENMARK		34,878

Finland - 1.3%
Neste OYJ	577	24,758
France - 11.3%
AXA SA	2,261	59,815
BNP Paribas SA	422	21,881
Capgemini SA	171	34,812
L'Oreal SA	53	19,282
Legrand SA	250	22,154
LVMH Moet Hennessy Louis Vuitton SE	46	29,768
Pernod Ricard SA	97	20,019
Societe Generale Series A	27	649
Worldline SA (a)(b)	157	6,177

TOTAL FRANCE		214,557

Germany - 7.8%
Brenntag SE	157	12,115
Deutsche Post AG	668	28,539
Infineon Technologies AG	404	11,467
Merck KGaA	201	37,291
Puma AG	139	10,227
Siemens AG	384	47,215

TOTAL GERMANY		146,854

Hong Kong - 3.3%
AIA Group Ltd.	2,457	24,137
Hang Seng Bank Ltd.	1,410	24,965
Hong Kong Exchanges and Clearing Ltd.	337	14,295

TOTAL HONG KONG		63,397

India - 1.7%
HDFC Bank Ltd. sponsored ADR	569	31,414
Ireland - 3.3%
CRH PLC	753	29,986
Dalata Hotel Group PLC (b)	4,346	19,851
Kingspan Group PLC (Ireland)	128	11,915

TOTAL IRELAND		61,752

Italy - 1.1%
Carel Industries SpA (a)	436	10,491
Intesa Sanpaolo SpA	5,497	11,201

TOTAL ITALY		21,692

Japan - 18.9%
FUJIFILM Holdings Corp.	234	12,863
Hitachi Ltd.	728	34,526
Hoya Corp.	328	32,551
Itochu Corp.	1,042	31,449
Murata Manufacturing Co. Ltd.	138	8,226
Nomura Research Institute Ltd.	486	13,742
ORIX Corp.	3,463	63,162
Persol Holdings Co. Ltd.	886	17,578
Recruit Holdings Co. Ltd.	628	22,785
Sony Group Corp.	742	64,035
Tokyo Electron Ltd.	60	25,317
Z Holdings Corp.	7,970	31,289

TOTAL JAPAN		357,523

Kenya - 0.7%
Safaricom Ltd.	45,597	13,270
Netherlands - 3.7%
ASML Holding NV (Netherlands)	97	55,051
Heineken NV (Bearer)	147	14,349

TOTAL NETHERLANDS		69,400

New Zealand - 2.0%
EBOS Group Ltd.	1,013	27,630
Ryman Healthcare Group Ltd.	1,607	9,511

TOTAL NEW ZEALAND		37,141

Norway - 1.6%
DNB Bank ASA	1,301	25,210
Schibsted ASA (A Shares)	210	4,376

TOTAL NORWAY		29,586

Spain - 3.5%
Amadeus IT Holding SA Class A (b)	436	27,321
Cellnex Telecom SA (a)	147	6,852
EDP Renovaveis SA	522	12,354
Iberdrola SA	1,803	20,718

TOTAL SPAIN		67,245

Sweden - 4.8%
Boliden AB	833	36,120
Bravida Holding AB (a)	431	4,418
Instalco AB	999	6,166
Investor AB (B Shares)	488	9,391
Lagercrantz Group AB (B Shares)	673	6,851
Nibe Industrier AB (B Shares)	2,877	28,207

TOTAL SWEDEN		91,153

Switzerland - 7.8%
Lonza Group AG	22	12,972
Nestle SA (Reg. S)	493	63,643
Roche Holding AG (participation certificate)	169	62,668
SGS SA (Reg.)	3	7,709

TOTAL SWITZERLAND		146,992

Taiwan - 1.8%
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	374	34,756
United Kingdom - 10.2%
AstraZeneca PLC (United Kingdom)	366	48,840
Big Yellow Group PLC	408	7,373
Compass Group PLC	1,552	32,750
Dechra Pharmaceuticals PLC	125	5,664
Diageo PLC	592	29,534
Grainger Trust PLC	2,356	8,764
Impax Asset Management Group PLC	446	4,823
Legal & General Group PLC	4,085	12,733
Mondi PLC	694	13,037
Ocado Group PLC (b)	271	3,099
Smart Metering Systems PLC	937	9,692
WH Smith PLC (b)	943	16,966

TOTAL UNITED KINGDOM		193,275

TOTAL COMMON STOCKS
(Cost $1,926,522)		1,820,384

Money Market Funds - 3.5%
Fidelity Cash Central Fund 0.32% (c)
(Cost $66,338)	66,325	66,338
TOTAL INVESTMENT IN SECURITIES - 99.7%
(Cost $1,992,860)		1,886,722
NET OTHER ASSETS (LIABILITIES) - 0.3%		6,102
NET ASSETS - 100%		$1,892,824

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $52,055 or 2.8% of net assets.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.32%	$--	$2,058,021	$1,991,683	$99	$--	$--	$66,338	0.0%
Total	$--	$2,058,021	$1,991,683	$99	$--	$--	$66,338

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$55,787	$13,270	$42,517	$--
Consumer Discretionary	188,131	--	188,131	--
Consumer Staples	149,926	--	149,926	--
Energy	24,758	--	24,758	--
Financials	356,825	46,366	310,459	--
Health Care	262,135	--	262,135	--
Industrials	329,716	--	329,716	--
Information Technology	236,583	34,756	201,827	--
Materials	113,589	19,457	94,132	--
Real Estate	16,137	--	16,137	--
Utilities	86,797	--	86,797	--
Money Market Funds	66,338	66,338	--	--
Total Investments in Securities:	$1,886,722	$180,187	$1,706,535	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2022 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,926,522)	$1,820,384
Fidelity Central Funds (cost $66,338)	66,338
Total Investment in Securities (cost $1,992,860)		$1,886,722
Foreign currency held at value (cost $241)		241
Receivable for investments sold		13,895
Receivable for fund shares sold		1,198
Dividends receivable		2,788
Distributions receivable from Fidelity Central Funds		99
Receivable from investment adviser for expense reductions		5,376
Total assets		1,910,319
Liabilities
Payable for investments purchased	$11,475
Accrued management fee	604
Audit fee payable	2,672
Custodian fee payable	1,496
Registration fee payable	1,248
Total liabilities		17,495
Net Assets		$1,892,824
Net Assets consist of:
Paid in capital		$2,001,246
Total accumulated earnings (loss)		(108,422)
Net Assets		$1,892,824
Net Asset Value, offering price and redemption price per share ($1,892,824 ÷ 200,132 shares)		$9.46

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		For the period April 14, 2022 (commencement of operations) through April 30, 2022 (Unaudited)
Investment Income
Dividends		$4,303
Income from Fidelity Central Funds		99
Income before foreign taxes withheld		4,402
Less foreign taxes withheld		(691)
Total income		3,711
Expenses
Management fee	$604
Custodian fees and expenses	1,496
Registration fees	1,248
Audit	2,672
Total expenses before reductions	6,020
Expense reductions	(5,376)
Total expenses after reductions		644
Net investment income (loss)		3,067
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(3,293)
Foreign currency transactions	(2,024)
Total net realized gain (loss)		(5,317)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(106,138)
Assets and liabilities in foreign currencies	(34)
Total change in net unrealized appreciation (depreciation)		(106,172)
Net gain (loss)		(111,489)
Net increase (decrease) in net assets resulting from operations		$(108,422)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

For the period April 14, 2022 (commencement of operations) through April 30, 2022 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,067
Net realized gain (loss)	(5,317)
Change in net unrealized appreciation (depreciation)	(106,172)
Net increase (decrease) in net assets resulting from operations	(108,422)
Share transactions
Proceeds from sales of shares	2,001,448
Cost of shares redeemed	(202)
Net increase (decrease) in net assets resulting from share transactions	2,001,246
Total increase (decrease) in net assets	1,892,824
Net Assets
Beginning of period	–
End of period	$1,892,824
Other Information
Shares
Sold	200,152
Redeemed	(20)
Net increase (decrease)	200,132

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity SAI Sustainable International Equity Fund

Six months ended (Unaudited) April 30,
2022 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.02
Net realized and unrealized gain (loss)	(.56)
Total from investment operations	(.54)
Net asset value, end of period	$9.46
Total ReturnD,E	(5.40)%
Ratios to Average Net AssetsC,F,G
Expenses before reductions	7.03%H
Expenses net of fee waivers, if any	.75%H
Expenses net of all reductions	.75%H
Net investment income (loss)	3.58%H
Supplemental Data
Net assets, end of period (000 omitted)	$1,893
Portfolio turnover rateI	5%

 A For the period April 14, 2022 (commencement of operations) through April 30, 2022.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2022

1. Organization.

Fidelity SAI Sustainable International Equity Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance depending on whether certain investments are in or out of favor. The criteria related to the Fund's ESG ratings process and/or adherence to its sustainable investing exclusion criteria may result in the Fund forgoing opportunities to buy certain securities when it might otherwise be advantageous to do so, or selling securities for ESG reasons when it might be otherwise disadvantageous for it to do so. As a result, the Fund's performance may at times be better or worse than the performance of funds that do not use ESG or sustainability criteria. There are significant differences in interpretations of what it means for an issuer to have positive ESG factors. While the investment adviser believes its definitions are reasonable, the portfolio decisions it makes may differ with other investors' or advisers' views.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2022 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$3,457
Gross unrealized depreciation	(109,254)
Net unrealized appreciation (depreciation)	$(105,797)
Tax cost	$1,992,519

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI Sustainable International Equity Fund	2,019,027	89,213

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .67% of the Fund's average net assets.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity SAI Sustainable International Equity Fund	$2

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity SAI Sustainable International Equity Fund	164,608	4,945	(54)

6. Expense Reductions.

The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .75% of average net assets. This reimbursement will remain in place through February 29, 2024. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $5,376.

7. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %
Fidelity SAI Sustainable International Equity Fund	100%

8. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 14, 2022 to April 30, 2022). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (November 1, 2021 to April 30, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value	Ending Account Value April 30, 2022	Expenses Paid During Period
Fidelity SAI Sustainable International Equity Fund	.75%
Actual		$1,000.00	$946.00	$.34-B
Hypothetical-C		$1,000.00	$1,021.08	$3.76-D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Actual expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 17/365 (to reflect the period April 14, 2022 to April 30, 2022.

 C 5% return per year before expenses

 D Hypothetical expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity SAI Sustainable International Equity Fund

At its January 2022 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements with affiliates of FMR (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are collectively referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objectives, strategies, and related investment philosophy. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operationscapabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment Performance.  The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. The Board considered the Investment Advisers' strength in fundamental, research-driven security selection, which the Board is familiar with through its supervision of other Fidelity funds. The Board also considered the fact that it oversees funds managed by FMR that have similar investment objectives and policies as the fund, including other sustainable investing funds.

Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio  ..In reviewing the Advisory Contracts, the Board considered the fund's proposed management fee rate and the projected total expense ratio of the fund. The Board noted that the fund's proposed management fee rate is below the median fee rate of funds with similar Lipper investment objective categories and comparable investment mandates, regardless of whether their management fee structures are comparable. The Board also considered that the projected total expense ratio of the fund is below the median of those funds and classes used by the Board for management fee comparisons that have a similar sales load structure.

The Board also noted that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable), as a percentage of their respective average net assets exceed 0.75% through February 29, 2024.

Based on its review, the Board concluded that the fund's management fee and projected total expense ratio were reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability.  The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its future renewal of the fund's Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.

Economies of Scale.  The Board will consider economies of scale when there is operating experience to permit assessment thereof. It noted that, notwithstanding the entrepreneurial risk associated with a new fund, the management fee was at a level normally associated, by comparison with competitors, with very high fund net assets, and Fidelity asserted to the Board that the level of the fee anticipated economies of scale at lower asset levels even before, if ever, economies of scale are achieved. The Board also noted that the fund and its shareholders would have access to the very considerable number and variety of services available through Fidelity and its affiliates.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be approved.

IEE-SANN-0622
1.9904872.100

Fidelity® SAI Sustainable Emerging Markets Equity Fund

Semi-Annual Report

April 30, 2022

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of April 30, 2022

% of fund's net assets
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR (Taiwan, Semiconductors & Semiconductor Equipment)	8.8
Reliance Industries Ltd. sponsored GDR (India, Oil, Gas & Consumable Fuels)	4.7
Tencent Holdings Ltd. (Cayman Islands, Interactive Media & Services)	4.7
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	3.8
iShares MSCI Taiwan Index ETF (United States of America, Investment Companies)	3.6
Alibaba Group Holding Ltd. sponsored ADR (Cayman Islands, Internet & Direct Marketing Retail)	3.5
iShares MSCI India ETF (United States of America, Investment Companies)	3.0
China Construction Bank Corp. (H Shares) (China, Banks)	2.4
HDFC Bank Ltd. sponsored ADR (India, Banks)	2.4
JD.com, Inc. sponsored ADR (Cayman Islands, Internet & Direct Marketing Retail)	2.1
39.0

Market Sectors as of April 30, 2022

% of fund's net assets
Financials	17.3
Information Technology	16.4
Consumer Discretionary	13.1
Communication Services	11.2
Materials	7.0
Consumer Staples	5.9
Energy	4.7
Health Care	4.2
Industrials	4.2
Real Estate	1.3
Utilities	0.4

Geographic Diversification (% of fund's net assets)

As of April 30, 2022
Cayman Islands	20.7%
United States of America*	15.4%
Korea (South)	12.4%
Taiwan	10.5%
India	9.5%
China	8.7%
Indonesia	5.4%
Brazil	5.2%
South Africa	4.2%
Other	8.0%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2022

% of fund's net assets
Stocks and Equity Futures	96.5
Short-Term Investments and Net Other Assets (Liabilities)	3.5

Schedule of Investments April 30, 2022 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 84.4%
	Shares	Value
Bermuda - 0.8%
Credicorp Ltd. (United States)	54	$7,500
Kunlun Energy Co. Ltd.	8,165	6,776

TOTAL BERMUDA		14,276

Brazil - 4.0%
Atacadao SA	1,078	4,485
Banco do Brasil SA	1,587	10,664
Localiza Rent A Car SA	2,244	24,029
Natura & Co. Holding SA (a)	4,024	15,131
Suzano Papel e Celulose SA	2,131	21,383

TOTAL BRAZIL		75,692

Cayman Islands - 20.7%
Alibaba Group Holding Ltd. sponsored ADR (a)	681	66,118
Bilibili, Inc. ADR (a)	708	17,233
JD.com, Inc. sponsored ADR	655	40,387
Li Ning Co. Ltd.	1,204	9,384
Meituan Class B (a)(b)	1,713	36,703
NetEase, Inc. ADR	249	23,737
Pinduoduo, Inc. ADR (a)	335	14,435
Shenzhou International Group Holdings Ltd.	1,123	15,238
Tencent Holdings Ltd.	1,896	89,349
Trip.com Group Ltd. ADR (a)	823	19,464
Wuxi Biologics (Cayman), Inc. (a)(b)	3,964	29,258
XP, Inc. Class A (a)	228	5,611
XPeng, Inc. ADR (a)	588	14,471
Zai Lab Ltd. ADR (a)	339	13,546

TOTAL CAYMAN ISLANDS		394,934

China - 8.7%
China Construction Bank Corp. (H Shares)	63,961	45,566
China Merchants Bank Co. Ltd. (H Shares)	2,138	12,886
Haier Smart Home Co. Ltd.	1,072	3,787
Kweichow Moutai Co. Ltd. (A Shares)	100	27,598
Ping An Insurance Group Co. of China Ltd. (H Shares)	3,207	20,271
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	499	23,517
Sungrow Power Supply Co. Ltd. (A Shares)	2,000	18,857
WuXi AppTec Co. Ltd. (H Shares) (b)	1,018	13,847

TOTAL CHINA		166,329

Hungary - 0.2%
OTP Bank PLC	131	3,947
India - 9.5%
Axis Bank Ltd. GDR (Reg. S) (a)	138	6,476
HDFC Bank Ltd. sponsored ADR	810	44,720
ICICI Bank Ltd. sponsored ADR	969	18,450
Infosys Ltd. sponsored ADR	1,086	21,579
Reliance Industries Ltd. sponsored GDR (b)	1,261	90,174

TOTAL INDIA		181,399

Indonesia - 5.4%
PT Avia Avian	161,873	9,138
PT Bank Central Asia Tbk	59,868	33,578
PT Bank Mandiri (Persero) Tbk	29,725	18,252
PT Bank Rakyat Indonesia (Persero) Tbk	45,765	15,248
PT Telkom Indonesia Persero Tbk	82,043	26,119

TOTAL INDONESIA		102,335

Korea (South) - 12.4%
Hansol Chemical Co. Ltd.	77	14,736
Hyundai Fire & Marine Insurance Co. Ltd.	216	5,537
LG Chemical Ltd.	40	16,295
LG Energy Solution	13	4,224
LG Household & Health Care Ltd.	5	3,562
NAVER Corp.	119	26,367
POSCO	153	34,748
Samsung Electronics Co. Ltd.	1,378	73,048
Shinhan Financial Group Co. Ltd.	259	8,559
SK Hynix, Inc.	217	18,914
Woori Financial Group, Inc. ADR	905	31,331

TOTAL KOREA (SOUTH)		237,321

Malaysia - 0.5%
Press Metal Bhd	6,551	8,981
Mexico - 3.7%
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	961	20,974
Grupo Aeroportuario Norte S.A.B. de CV	1,685	11,824
Grupo Mexico SA de CV Series B	928	4,344
Wal-Mart de Mexico SA de CV Series V	9,664	34,173

TOTAL MEXICO		71,315

Philippines - 1.3%
Ayala Land, Inc.	41,700	25,411
South Africa - 4.2%
Absa Group Ltd.	653	7,055
Capitec Bank Holdings Ltd.	70	9,771
Gold Fields Ltd. sponsored ADR	687	9,226
Impala Platinum Holdings Ltd.	1,087	14,061
MTN Group Ltd.	2,816	29,866
Naspers Ltd. Class N	102	10,287

TOTAL SOUTH AFRICA		80,266

Taiwan - 10.5%
Hon Hai Precision Industry Co. Ltd. (Foxconn) GDR (Reg. S)	4,810	32,359
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,799	167,185

TOTAL TAIWAN		199,544

Thailand - 1.5%
CP ALL PCL (For. Reg.)	12,234	23,087
Thai Beverage PCL	11,344	5,588

TOTAL THAILAND		28,675

United States of America - 1.0%
Li Auto, Inc. ADR (a)	850	19,066
TOTAL COMMON STOCKS
(Cost $1,684,734)		1,609,491

Nonconvertible Preferred Stocks - 1.2%
Brazil - 1.2%
Itau Unibanco Holding SA
(Cost $26,811)	4,778	23,069

Investment Companies - 8.1%
United States of America - 8.1%
iShares MSCI Emerging Markets Index ETF	700	29,666
iShares MSCI India ETF	1,310	57,168
iShares MSCI Taiwan Index ETF	1,228	68,657
TOTAL INVESTMENT COMPANIES
(Cost $160,308)		155,491

Money Market Funds - 7.8%
Fidelity Cash Central Fund 0.32% (c)
(Cost $148,626)	148,596	148,626
TOTAL INVESTMENT IN SECURITIES - 101.5%
(Cost $2,020,479)		1,936,677
NET OTHER ASSETS (LIABILITIES) - (1.5)%		(28,895)
NET ASSETS - 100%		$1,907,782

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	1	June 2022	$52,870	$(2,271)	$(2,271)

The notional amount of futures purchased as a percentage of Net Assets is 2.8%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $169,982 or 8.9% of net assets.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.32%	$--	$2,000,000	$1,851,374	$104	$--	$--	$148,626	0.0%
Total	$--	$2,000,000	$1,851,374	$104	$--	$--	$148,626

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$212,671	$40,970	$171,701	$--
Consumer Discretionary	249,340	173,941	75,399	--
Consumer Staples	113,624	53,789	59,835	--
Energy	90,174	--	90,174	--
Financials	328,491	145,292	183,199	--
Health Care	80,168	13,546	66,622	--
Industrials	79,908	56,827	23,081	--
Information Technology	313,085	188,764	124,321	--
Materials	132,912	34,953	97,959	--
Real Estate	25,411	--	25,411	--
Utilities	6,776	--	6,776	--
Investment Companies	155,491	155,491	--	--
Money Market Funds	148,626	148,626	--	--
Total Investments in Securities:	$1,936,677	$1,012,199	$924,478	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(2,271)	$(2,271)	$--	$--
Total Liabilities	$(2,271)	$(2,271)	$--	$--
Total Derivative Instruments:	$(2,271)	$(2,271)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(2,271)
Total Equity Risk	0	(2,271)
Total Value of Derivatives	$0	$(2,271)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2022 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,871,853)	$1,788,051
Fidelity Central Funds (cost $148,626)	148,626
Total Investment in Securities (cost $2,020,479)		$1,936,677
Segregated cash with brokers for derivative instruments		3,185
Cash		8,285
Receivable for investments sold		6,955
Receivable for fund shares sold		618
Dividends receivable		305
Distributions receivable from Fidelity Central Funds		104
Receivable for daily variation margin on futures contracts		215
Receivable from investment adviser for expense reductions		5,199
Total assets		1,961,543
Liabilities
Payable for investments purchased	$47,714
Accrued management fee	684
Audit fee payable	3,044
Other payables and accrued expenses	2,319
Total liabilities		53,761
Net Assets		$1,907,782
Net Assets consist of:
Paid in capital		$2,000,670
Total accumulated earnings (loss)		(92,888)
Net Assets		$1,907,782
Net Asset Value, offering price and redemption price per share ($1,907,782 ÷ 200,070 shares)		$9.54

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		For the period April 14, 2022 (commencement of operations) through April 30, 2022 (Unaudited)
Investment Income
Dividends		$524
Income from Fidelity Central Funds		104
Income before foreign taxes withheld		628
Less foreign taxes withheld		(52)
Total income		576
Expenses
Management fee	$684
Custodian fees and expenses	1,071
Registration fees	1,248
Audit	3,044
Total expenses before reductions	6,047
Expense reductions	(5,199)
Total expenses after reductions		848
Net investment income (loss)		(272)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(4,933)
Foreign currency transactions	(1,294)
Futures contracts	(318)
Total net realized gain (loss)		(6,545)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(83,802)
Assets and liabilities in foreign currencies	2
Futures contracts	(2,271)
Total change in net unrealized appreciation (depreciation)		(86,071)
Net gain (loss)		(92,616)
Net increase (decrease) in net assets resulting from operations		$(92,888)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

For the period April 14, 2022 (commencement of operations) through April 30, 2022 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(272)
Net realized gain (loss)	(6,545)
Change in net unrealized appreciation (depreciation)	(86,071)
Net increase (decrease) in net assets resulting from operations	(92,888)
Share transactions
Proceeds from sales of shares	2,000,818
Cost of shares redeemed	(148)
Net increase (decrease) in net assets resulting from share transactions	2,000,670
Total increase (decrease) in net assets	1,907,782
Net Assets
Beginning of period	–
End of period	$1,907,782
Other Information
Shares
Sold	200,085
Redeemed	(15)
Net increase (decrease)	200,070

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity SAI Sustainable Emerging Markets Equity Fund

Six months ended (Unaudited) April 30,
2022 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B,C	–D
Net realized and unrealized gain (loss)	(.46)
Total from investment operations	(.46)
Net asset value, end of period	$9.54
Total ReturnE,F	(4.60)%
Ratios to Average Net AssetsC,G,H
Expenses before reductions	7.14%I
Expenses net of fee waivers, if any	1.00%I
Expenses net of all reductions	1.00%I
Net investment income (loss)	(.32)%I
Supplemental Data
Net assets, end of period (000 omitted)	$1,908
Portfolio turnover rateJ	5%

 A For the period April 14, 2022 (commencement of operations) through April 30, 2022.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2022

1. Organization.

Fidelity SAI Sustainable Emerging Markets Equity Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile. Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance depending on whether certain investments are in or out of favor. The criteria related to the Fund's ESG ratings process and/or adherence to its sustainable investing exclusion criteria may result in the Fund forgoing opportunities to buy certain securities when it might otherwise be advantageous to do so, or selling securities for ESG reasons when it might be otherwise disadvantageous for it to do so. As a result, the Fund's performance may at times be better or worse than the performance of funds that do not use ESG or sustainability criteria. There are significant differences in interpretations of what it means for an issuer to have positive ESG factors. While the investment adviser believes its definitions are reasonable, the portfolio decisions it makes may differ with other investors' or advisers' views.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2022 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$21,261
Gross unrealized depreciation	(107,141)
Net unrealized appreciation (depreciation)	$(85,880)
Tax cost	$2,020,286

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI Sustainable Emerging Markets Equity Fund	1,967,489	90,703

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .55% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .77% of the Fund's average net assets.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity SAI Sustainable Emerging Markets Equity Fund	$4

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period there were no interfund trades.

7. Expense Reductions.

The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded 1.00% of average net assets. This reimbursement will remain in place through February 29, 2024. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $5,199.

Effective June 1, 2022, the investment adviser contractually agreed to reimburse expenses to the extent annual operating expenses exceeded .95% of average net assets. This reimbursement will remain in place through February 29, 2024. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

8. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %
Fidelity SAI Sustainable Emerging Markets Equity Fund	100%

9. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 14, 2022 to April 30, 2022). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (November 1, 2021 to April 30, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value	Ending Account Value April 30, 2022	Expenses Paid During Period
Fidelity SAI Sustainable Emerging Markets Equity Fund	1.00%
Actual		$1,000.00	$954.00	$.46**B
Hypothetical-C		$1,000.00	$1,019.84	$5.01**D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Actual expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 17/365 (to reflect the period April 14, 2022 to April 30, 2022.

 C 5% return per year before expenses

 D Hypothetical expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

** If fees and changes to the expense contract and/ or expense cap, effective June 1, 2022, had been in effect during the entire current period, the restated annualized expense ratio and the expenses paid in the actual and hypothetical examples above would be as shown in table below:

	Annualized Expense Ratio-(a)	Expenses Paid
Fidelity SAI Sustainable Emerging Markets Equity Fund	.95%
Actual		$.43-(b)
Hypothetical-(c)		$4.76-(d)

 (a) Annualized expense ratio reflects expenses net of applicable fee waivers.

 (b) Actual expenses are for the period April 14, 2022 to April 30, 2021.

 (c) 5% return per year before expenses

 (d) Hypothetical expenses are for the one-half year period.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity SAI Sustainable Emerging Markets Equity Fund

At its January 2022 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements with affiliates of FMR (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are collectively referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objectives, strategies, and related investment philosophy. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operationscapabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment Performance.  The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. The Board considered the Investment Advisers' strength in fundamental, research-driven security selection, which the Board is familiar with through its supervision of other Fidelity funds. The Board also considered the fact that it oversees funds managed by FMR that have similar investment objectives and policies as the fund, including other sustainable investing funds.

Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio  ..In reviewing the Advisory Contracts, the Board considered the fund's proposed management fee rate and the projected total expense ratio of the fund. The Board noted that the fund's proposed management fee rate is below the median fee rate of funds with similar Lipper investment objective categories and comparable investment mandates, regardless of whether their management fee structures are comparable. The Board also considered that the projected total expense ratio of the fund is below the median of those funds and classes used by the Board for management fee comparisons that have a similar sales load structure.

The Board also noted that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable), as a percentage of their respective average net assets exceed 1.00% through February 29, 2024.

Based on its review, the Board concluded that the fund's management fee and projected total expense ratio were reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability.  The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its future renewal of the fund's Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.

Economies of Scale.  The Board will consider economies of scale when there is operating experience to permit assessment thereof. It noted that, notwithstanding the entrepreneurial risk associated with a new fund, the management fee was at a level normally associated, by comparison with competitors, with very high fund net assets, and Fidelity asserted to the Board that the level of the fee anticipated economies of scale at lower asset levels even before, if ever, economies of scale are achieved. The Board also noted that the fund and its shareholders would have access to the very considerable number and variety of services available through Fidelity and its affiliates.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be approved.

ESP-SANN-0622
1.9905648.100

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Investment Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Investment Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Investment Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	June 21, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	June 21, 2022

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	June 21, 2022